UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2007 to June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO Funds
All Asset All Authority Fund	Low Duration Fund II

All Asset Fund	Low Duration Fund III

California Intermediate Municipal Bond Fund	Moderate Duration Fund

California Short Duration Municipal Income Fund	Money Market Fund

CommodityRealReturn Strategy Fund®	Municipal Bond Fund

Convertible Fund	New York Municipal Bond Fund

Developing Local Markets Fund	Real Return Asset Fund

Diversified Income Fund	Real Return Fund

Emerging Local Bond Fund	RealEstateRealReturn Strategy Fund

Emerging Markets Bond Fund	Short Duration Municipal Income Fund

European StocksPLUS® TR Strategy Fund	Short-Term Fund

Extended Duration Fund	Small Cap StocksPLUS® TR Fund

Far East (ex-Japan) StocksPLUS® TR Strategy Fund	StocksPLUS® Fund

Floating Income Fund	StocksPLUS® Total Return Fund

Foreign Bond Fund (U.S. Dollar-Hedged)	StocksPLUS® TR Short Strategy Fund

Foreign Bond Fund (Unhedged)	Total Return Fund

Fundamental IndexPLUS™ Fund	Total Return Fund II

Fundamental IndexPLUS™ TR Fund	Total Return Fund III

Global Bond Fund (U.S. Dollar-Hedged)	Total Return Mortgage Fund

Global Bond Fund (Unhedged)	Asset-Backed Securities Portfolio

GNMA Fund	Developing Local Markets Portfolio

High Yield Fund	Emerging Markets Portfolio

High Yield Municipal Bond Fund	High Yield Portfolio

Income Fund	International Portfolio

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Investment Grade Corporate Portfolio

International StocksPLUS® TR Strategy Fund (Unhedged)	Mortgage Portfolio

Investment Grade Corporate Bond Fund	Municipal Sector Portfolio

Japanese StocksPLUS® TR Strategy Fund	Real Return Portfolio

Long Duration Total Return Fund	Short-Term Portfolio

Long-Term U.S. Government Fund	Short-Term Portfolio II

Low Duration Fund	U.S. Government Sector Portfolio

Schedule of Investments

All Asset All Authority Fund (a)

June 30, 2007 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 137.0%
CommodityRealReturn Strategy Fund®	4,302,759	$60,454
Convertible Fund	37,665	539
Developing Local Markets Fund	8,437,240	93,231
Diversified Income Fund	3,866,962	41,957
Emerging Local Bond Fund	9,796,893	100,810
Emerging Markets Bond Fund	1,855,443	20,243
European StocksPLUS® TR Strategy Fund	453,948	4,980
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	939,991	12,774
Floating Income Fund	10,417,861	109,492
Foreign Bond Fund (Unhedged)	62	1
Fundamental IndexPLUSTM Fund	2,672,181	30,783
Fundamental IndexPLUSTM TR Fund	3,077,299	33,266
Global Bond Fund (Unhedged)	24,477	233
GNMA Fund	56	1
High Yield Fund	159,155	1,555
Income Fund	279,569	2,748
Japanese StocksPLUS® TR Strategy Fund	3,017,609	40,738
Long-Term U.S. Government Fund	5,111,483	51,933
Low Duration Fund	158,036	1,549
Real Return Asset Fund	10,685,760	114,017
Real Return Fund	4,429,940	46,603
RealEstateRealReturn Strategy Fund	159,406	1,039
Short-Term Fund	62	1
Small Cap StocksPLUS® TR Strategy Fund	195,870	2,115
StocksPLUS® Fund	535,393	6,194
StocksPLUS® Total Return Fund	129	1
StocksPLUS® TR Short Strategy Fund	18,597,133	145,801
Total Return Fund	168,793	1,715
Total Return Mortgage Fund	17,135	180

Total PIMCO Funds (Cost $931,847)		924,953

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.0%
Repurchase Agreements 0.0%
State Street Bank and Trust Co.
4.900% due 07/02/2007	$362	362
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $372. Repurchase proceeds are $362.)

Total Short-Term Instruments (Cost $362)		362

Total Investments 137.0% (Cost $932,209)		$925,315
Other Assets and Liabilities (Net) (37.0%)		(249,963)

Net Assets 100.0%		$675,352

Notes to Schedule of Investments:

(a) The All Asset All Authority Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

All Asset Fund (a)

June 30, 2007 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.9%
CommodityRealReturn Strategy Fund®	87,857,201	$1,234,394
Convertible Fund	3,970,503	56,818
Developing Local Markets Fund	142,264,156	1,572,019
Diversified Income Fund	52,732,404	572,147
Emerging Local Bond Fund	123,899,054	1,274,921
Emerging Markets Bond Fund	18,376,261	200,485
Floating Income Fund	246,101,826	2,586,530
Foreign Bond Fund (Unhedged)	3,829,159	37,641
Fundamental IndexPLUS™ Fund	27,634,156	318,345
Fundamental IndexPLUS™ TR Fund	42,859,382	463,310
GNMA Fund	7,949,067	86,724
High Yield Fund	8,843,228	86,398
Income Fund	2,025,647	19,912
International StocksPLUS® TR Strategy Fund (Unhedged)	5,252,484	54,994
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	40,886,497	514,352
Long-Term U.S. Government Fund	65,340,852	663,863
Low Duration Fund	2,477,297	24,278
Real Return Asset Fund	168,158,027	1,794,246
Real Return Fund	81,294,242	855,215
RealEstateRealReturn Strategy Fund	5,149,368	33,574
Short-Term Fund	2,275,233	22,570
Small Cap StocksPLUS® TR Strategy Fund	569,815	6,154
StocksPLUS® Fund	1,833,946	21,219
StocksPLUS® Total Return Fund	7,454,325	90,794
Total Return Fund	6,087,626	61,850
Total Return Mortgage Fund	15,197,990	159,883

Total PIMCO Funds (Cost $12,646,665)		12,812,636

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.0%
Tri-Party Repurchase Agreements 0.0%
State Street Bank and Trust Co.
4.900% due 07/02/2007	$1,787	1,787
(Dated 06/29/2007. Collateralized by Freddie Mac 5.000% due 06/11/2009 valued at $1,827. Repurchase proceeds are $1,788.)

Total Short-Term Instruments (Cost $1,787)		1,787

Total Investments 99.9% (Cost $12,648,452)		$12,814,423
Other Assets and Liabilities (Net) 0.1%		8,185

Net Assets 100.0%		$12,822,608

Notes to Schedule of Investments:

(a) The All Asset Fund is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

California Intermediate Municipal Bond Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 99.4%
Arkansas 0.7%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	$1,000	$998

California 80.8%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,205
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	985
0.000% due 09/01/2035	1,000	251
Antioch, California Public Financing Authority Revenue Notes, Series 1998
5.500% due 09/02/2008	465	472
Banning, California Unified School District General Obligation Notes, (FSA Insured), Series 2003
4.000% due 08/01/2012	225	226
Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	100
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mortgage Insured), Series 2001
5.250% due 04/01/2026	2,000	2,057
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,057
California State Department of Water Resources Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	127
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	370
California State Educational Facilities Authority Revenue Bonds, Series 1997
5.700% due 10/01/2015	135	138
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	560
5.000% due 10/01/2013	570	593
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	787
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	918
California State for Precious Veterans General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	162
California State General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 06/01/2018	1,250	1,329
California State Health Facilities Financing Authority Revenue Notes, (California Mortgage Insured), Series 2000
5.000% due 09/01/2010	350	359
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	514
California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,000	950
California State Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	35	35
California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,403
California State Mobilehome Park Financing Authority Revenue Bonds, Series 2006
5.500% due 12/15/2041	165	166
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	3,000	2,993
California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	2,000	2,019
California State Public Works Board Lease Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,101
California State Public Works Board Lease Revenue Notes, (FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,660
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	545	525
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,065
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (c)	4,500	3,881
California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	2,000	2,050
California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	999
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.100% due 05/15/2025	2,000	2,042
5.250% due 05/15/2025	1,000	1,022
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,044
6.750% due 07/01/2032 (f)	1,300	1,393
California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.875% due 11/15/2036	400	390
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	600	587
5.150% due 07/01/2030	650	635
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	883
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	500	504
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,041
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	514
Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	730	775
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,586
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	715
5.375% due 09/01/2017	800	819
Chico, California Public Financing Authority Tax Allocation Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	492
Chula Vista, California Special Tax Bonds, Series 2000
6.350% due 09/01/2017	230	241
6.400% due 09/01/2018	120	126
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,071
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,025
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,253
El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,279
El Monte, California School District General Obligation Notes, (FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	938
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	535	541
6.250% due 06/01/2033	5,000	5,444
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	3,000	2,913
Highland, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2007
4.750% due 12/01/2032	2,000	1,994
Irvine, California Special Tax Notes, Series 2006
3.950% due 09/01/2007	225	225
Lancaster, California Financing Authority Tax Allocation Revenue Bonds, (MBIA Insured), Series 2003
5.250% due 02/01/2015	1,150	1,235
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	209
Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,050
Los Angeles, California State Building Authority Revenue Notes, Series 1999
4.600% due 10/01/2007	150	150
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2016	2,285	2,406
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	31
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,257
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,763
Modesto, California Wastewater Revenue Bonds, (FSA Insured), Series 2005
5.000% due 11/01/2015	1,270	1,354
Moreno Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2023	1,000	472
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	339
Murrieta Valley, California Unified School District Public Financing Authority Special Tax Bonds, (Assured Guarantee Insured), Series 2006
4.750% due 09/01/2036	2,100	2,083
Newport Mesa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
0.000% due 08/01/2027	610	234
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	464
5.700% due 08/15/2012	485	495
5.800% due 08/15/2013	600	614
6.200% due 08/15/2018	1,025	1,053
Orange County, California Local Transportation Authority Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,464
Placer County, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2006
4.750% due 08/01/2036	1,350	1,354
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,000	1,002
Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	1,253
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	169
Riverbank Redevelopment Agency of California Tax Allocation Bonds, Series 2007
4.100% due 08/01/2013	255	249
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	260
Sacramento, California County Sanitation District Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,066
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	675	776
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,384
San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,435
San Francisco, California City & County Airport Commission Revenue Bonds, (FSA Insured), Series 1998
5.500% due 05/01/2015	300	307
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,169
San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,497
San Jose, California Multi-Family Housing Revenue Bonds, Series 1999
4.950% due 06/01/2039	930	938
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	195	207
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,087
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	1,057
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	80	85
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	6,500	3,995
South San Francisco, California School District Revenue Notes, (MBIA Insured), Series 2006
5.000% due 09/15/2014	500	531
South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	500	501
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,367
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,431

		114,342

Colorado 0.3%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	400	403

Louisiana 0.7%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	1,065

Montana 0.4%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	546

New Jersey 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	240	271

New York 0.7%
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.500% due 01/01/2016	1,000	1,073

Puerto Rico 10.0%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	987
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	1,000	1,018
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,603
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,728
Commonwealth of Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	154
Commonwealth of Puerto Rico Public Buildings Authority Revenue Bonds, (Commonwealth Insured), Series 2004
5.000% due 07/01/2028	2,150	2,211
Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	3,250	3,428
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2002
5.000% due 05/15/2009	1,000	1,014

		14,143

Texas 1.4%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.980% due 02/15/2024	250	255
Austin, Texas Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2017 (a)	1,500	1,590
Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100

		1,945

Virgin Islands 4.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998
5.500% due 10/01/2008	3,000	3,046
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,250	1,372
Virgin Islands Public Finance Authority Revenue Notes, Series 1998
5.500% due 10/01/2007	1,500	1,505

		5,923

Total Municipal Bonds & Notes (Cost $139,156)		140,709

SHORT-TERM INSTRUMENTS 0.7%
Repurchase Agreements 0.5%
State Street Bank and Trust Co.
4.900% due 07/02/2007	766	766
(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $782. Repurchase proceeds are $766.)

U.S. Treasury Bills 0.2%
4.543% due 09/13/2007 (b)(d)	235	232

Total Short-Term Instruments (Cost $999)		998

Total Investments 100.1% (Cost $140,155)		$141,707
Written Options (e) (0.0%) (Premiums $16)		(13)
Other Assets and Liabilities (Net) (0.1%)		(167)

Net Assets 100.0%		$141,527

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Securities with an aggregate market value of $232 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar September Futures	Long	09/2008	113	$(122)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	45	(47)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	65	(88)

				$(257)

(e) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$107.000	08/24/2007	50	$16	$13

(f) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,300	$1,393	0.98%

See accompanying notes

Schedule of Investments

California Short Duration Municipal Income Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 93.8%
California 91.0%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$528
Brentwood Union School District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.250% due 08/01/2017	110	120
Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	147
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Certificates of Participation Bonds, (AMBAC Insured), Series 1993
3.730% due 08/01/2023	200	200
California State Bay Area Toll Authority Revenue Bonds, (AMBAC Insured), Series 2001
3.550% due 04/01/2036	100	100
California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2002
3.650% due 05/01/2022	100	100
California State Department of Water Resources Revenue Bonds, (FSA Insured), Series 2005
3.650% due 05/01/2016	400	400
California State Department of Water Resources Revenue Notes, Series 2005
3.630% due 05/01/2011	100	100
California State Economic Recovery Revenue Bonds, (XLCA-ST-GTD Insured), Series 2004
3.510% due 07/01/2023	110	110
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
3.690% due 07/01/2033	100	100
California State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2000
3.460% due 08/01/2015	100	100
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
3.680% due 11/15/2037	500	500
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2007
3.820% due 04/01/2033	500	500
California State Public Works Board Lease Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	413
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	98
California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	159
East Bay, California Municipal Utility District Water System Revenue Bonds, (XLCA Insured), Series 2005
3.650% due 06/01/2038	500	500
Fresno, California Revenue Bonds, Series 2000
3.680% due 12/01/2030	150	150
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.750% due 06/01/2039	710	812
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	200	194
Golden State, California Tobacco Securitization Corporations Revenue Bonds, (FGIC-TCRS Insured), Series 2003
5.625% due 06/01/2038	100	108
Hesperia, California Unified School District Certificates of Participation Bonds, (FSA Insured), Series 2004
3.650% due 02/01/2028	250	250
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	196
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
3.710% due 07/01/2034	500	500
Metropolitan Water District of Southern California State Revenue Bonds, Series 2000
3.700% due 07/01/2035	300	300
Metropolitan Water District of Southern California State Revenue Bonds, Series 2001
3.620% due 07/01/2036	400	400
Metropolitan Water District of Southern California State Revenue Bonds, Series 2004
3.690% due 07/01/2023	150	150
Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
3.710% due 08/01/2030	300	300
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	107
Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	160
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	99
Riverbank Redevelopment Agency of California Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	142
Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	104
San Francisco County, California General Obligation Bonds, (MBIA Insured), Series 2005
3.630% due 06/15/2030	250	250
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	205
Santa Clara County, California Financing Authority Revenue Bonds, Series 1994
3.680% due 11/15/2025	500	500
Santa Clara Valley, California Water District Certificate Participation Notes, Series 2007
5.000% due 02/01/2016	150	159
Santa Monica, California Community College District General Obligation Notes, (FGIC Insured), Series 2007
0.000% due 08/01/2013	225	175
Sunnyvale, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
3.650% due 04/01/2031	500	500
Turlock, California Health Facilities Certificates of Participation Notes, Series 2004
3.750% due 10/15/2007	140	140
Upland, California Sate Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	103
Westminister, California Certificates of Participation Bonds, (AMBAC Insured), Series 1998
3.650% due 06/01/2022	90	90

		10,269

Delaware 0.9%
Delaware State Economic Development Authority Revenue Bonds, Series 1985
3.750% due 12/01/2015	100	100

Puerto Rico 0.1%
Commonwealth of Puerto Rico Revenue Notes, Series 2006
4.500% due 07/30/2007	15	15

Texas 0.9%
Texas State Municipal Power Agency Revenue Notes, Series 2006
4.500% due 08/31/2007	100	100

Washington 0.9%
King County, Washington Sewer Revenue Bonds, Series 2001
3.750% due 01/01/2032	100	100

Total Municipal Bonds & Notes (Cost $10,651)		10,584

SHORT-TERM INSTRUMENTS 5.2%
Repurchase Agreements 5.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007	572	572
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $587. Repurchase proceeds are $572.)

U.S. Treasury Bills 0.1%
4.490% due 09/13/2007	10	10

Total Short-Term Instruments (Cost $582)		582

Total Investments 99.0% (Cost $11,233)		$11,166
Written Options (a) (0.0%) (Premiums $1)		(1)
Other Assets and Liabilities (Net) 1.0%		112

Net Assets 100.0%		$11,277

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$107.000	08/24/2007	2	$1	$1

See accompanying notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Fund®

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.6%
Georgia-Pacific Corp.
7.110% due 12/20/2012		$10,863	$10,900
HCA, Inc.
7.600% due 11/14/2013		19,850	19,961
OAO Rosneft Oil Co.
6.000% due 09/16/2007		17,000	17,024
Shackleton Re Ltd.
12.875% due 08/01/2008		5,000	5,025
13.375% due 08/01/2008		3,000	3,022
SLM Corp.
6.000% due 06/30/2008		16,000	15,920

Total Bank Loan Obligations (Cost $71,587)			71,852

CORPORATE BONDS & NOTES 5.6%
Banking & Finance 3.8%
American Express Centurion Bank
5.320% due 05/07/2008		7,000	7,001
Atlantic & Western Re Ltd.
11.599% due 01/09/2009		15,000	15,138
Bank of America Corp.
5.366% due 11/06/2009		9,600	9,601
C5 Capital SPV Ltd.
6.196% due 12/01/2049		5,000	4,973
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	976
Calabash Re II Ltd.
13.760% due 01/08/2010		4,900	4,943
14.960% due 01/08/2010		2,500	2,614
16.260% due 01/08/2010		2,400	2,498
Caterpillar Financial Services Corp.
5.420% due 05/18/2009		2,400	2,403
CIT Group, Inc.
5.000% due 11/24/2008		24,000	23,852
Citigroup Funding, Inc.
5.320% due 04/23/2009		5,000	5,002
Citigroup, Inc.
5.390% due 12/28/2009		49,400	49,440
5.395% due 01/30/2009		11,200	11,207
Danske Bank A/S
5.914% due 12/29/2049		3,000	2,975
East Lane Re Ltd.
12.355% due 05/06/2011		4,300	4,321
Export-Import Bank of Korea
5.570% due 10/04/2011		15,200	15,217
Ford Motor Credit Co.
6.190% due 09/28/2007		1,200	1,200
7.250% due 10/25/2011		15,825	15,244
7.800% due 06/01/2012		1,000	977
7.875% due 06/15/2010		5,400	5,402
8.000% due 12/15/2016		200	192
Foundation Re II Ltd.
12.110% due 11/26/2010		10,500	10,544
General Electric Capital Corp.
5.355% due 10/24/2008		8,800	8,806
5.385% due 10/26/2009		10,700	10,708
5.400% due 12/12/2008		10,200	10,213
5.455% due 10/21/2010		4,500	4,509
HBOS Treasury Services PLC
5.397% due 07/17/2009		4,600	4,605
HSBC Finance Corp.
5.360% due 05/21/2008		400	400
5.415% due 10/21/2009		600	600
Kamp Re 2005 Ltd.
5.420% due 12/14/2007 (a)		5,000	3
Lehman Brothers Holdings, Inc.
5.410% due 12/23/2008		5,500	5,506
Longpoint Re Ltd.
10.609% due 05/08/2010		11,300	11,301
10.609% due 05/08/2010		600	600
Merrill Lynch & Co., Inc.
5.395% due 10/23/2008		26,300	26,339
Morgan Stanley
5.360% due 11/21/2008		3,100	3,100
5.595% due 01/22/2009		3,000	3,002
Mystic Re Ltd.
11.660% due 12/05/2008		6,600	6,561
14.360% due 12/05/2008		1,000	990
Osiris Capital PLC
10.356% due 01/15/2010		1,700	1,717
Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008		2,000	2,007
Phoenix Quake Wind II Ltd.
8.850% due 07/03/2008		240	228
Rabobank Nederland
5.376% due 01/15/2009		9,200	9,206
Redwood Capital IX Ltd.
7.750% due 01/09/2008		2,400	2,410
12.110% due 01/09/2008		4,300	4,338
13.110% due 01/09/2008		300	303
Residential Reinsurance 2007 Ltd.
12.610% due 06/07/2010		14,100	14,123
15.610% due 06/07/2010		12,400	12,409
Royal Bank of Scotland Group PLC
5.405% due 07/21/2008		4,000	4,004
Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008		4,900	4,905
Shackleton Re Ltd.
13.355% due 02/07/2008		5,500	5,581
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	99
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		20,000	20,012
Vita Capital II Ltd.
6.249% due 01/01/2010		3,500	3,496
6.749% due 01/01/2010		5,500	5,528
Vita Capital III Ltd.
6.449% due 01/01/2011		300	300
6.469% due 01/01/2012		8,000	8,013
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		19,000	19,043
Wachovia Bank N.A.
5.430% due 12/02/2010		27,200	27,218
World Savings Bank FSB
5.485% due 03/02/2009		2,700	2,708

			440,611

Industrials 0.9%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		2,050	2,060
C8 Capital SPV Ltd.
6.640% due 12/31/2049		6,500	6,406
Caesars Entertainment, Inc.
8.875% due 09/15/2008		9,800	10,094
CSC Holdings, Inc.
7.250% due 07/15/2008		1,400	1,414
7.875% due 12/15/2007		7,600	7,667
EchoStar DBS Corp.
5.750% due 10/01/2008		7,800	7,800
6.375% due 10/01/2011		8,000	7,860
El Paso Corp.
6.375% due 02/01/2009		5,600	5,641
HCA, Inc.
9.250% due 11/15/2016		5,000	5,338
Mandalay Resort Group
6.500% due 07/31/2009		2,000	2,010
9.500% due 08/01/2008		1,100	1,139
10.250% due 08/01/2007		2,400	2,409
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009		1,000	1,022
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	273
8.625% due 02/01/2022		200	247
9.250% due 03/30/2018		8,300	10,354
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		1,900	1,915
Service Corp. International
6.500% due 03/15/2008		3,455	3,463
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	20,150

			97,262

Utilities 0.9%
BellSouth Corp.
4.240% due 04/26/2008		59,500	58,979
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	102
CMS Energy Corp.
7.500% due 01/15/2009		13,000	13,396
9.875% due 10/15/2007		4,000	4,057
Dominion Resources, Inc.
5.540% due 11/14/2008		1,800	1,802
Embarq Corp.
7.082% due 06/01/2016		4,200	4,230
Midwest Generation LLC
8.300% due 07/02/2009		12,389	12,645
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		4,711	4,802
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,500	1,508
Qwest Corp.
5.625% due 11/15/2008		1,000	1,001

			102,522

Total Corporate Bonds & Notes (Cost $643,741)			640,395

CONVERTIBLE BONDS & NOTES 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037		44,950	46,074

Total Convertible Bonds & Notes (Cost $45,406)			46,074

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,307
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,275	1,283
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.224% due 01/01/2014		1,270	1,288
6.225% due 01/01/2014		730	733
Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		1,600	1,682
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,214
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013		1,270	1,252
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,271
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028		1,000	1,062
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,115	3,384

Total Municipal Bonds & Notes (Cost $13,003)			14,476

COMMODITY INDEX-LINKED NOTES 27.6%
ABN AMRO Bank NV
5.165% due 03/07/2008		106,800	115,004
American International Group, Inc.
0.000% due 03/20/2008		114,000	108,294
Bank of America N.A.
5.190% due 10/22/2007		122,000	150,747
Barclays Bank PLC
0.000% due 06/03/2008		100,000	93,830
5.256% due 06/06/2008		150,000	141,586
Bear Stearns Cos., Inc.
0.000% due 10/19/2007 (k)		182,000	208,993
Calyon Financial, Inc.
0.000% due 07/16/2007		117,000	112,653
Commonwealth Bank of Australia
5.060% due 07/21/2008		147,000	133,954
Credit Suisse First Boston
5.255% due 01/14/2008 (k)		94,700	116,951
Deutsche Bank AG
0.000% due 07/27/2007 (k)		20,000	23,666
Eksportfinans ASA
0.000% due 06/18/2008		196,500	183,452
Goldman Sachs Group, Inc.
0.000% due 10/31/2007		40,000	45,925
JPMorgan & Co., Inc.
0.000% due 02/27/2008		100,000	111,330
Landesbank Baden-Wurttemberg
0.000% due 10/25/2007		197,000	237,389
Lehman Brothers Treasury Co. BV
0.000% due 05/15/2008		100,000	93,925
Merrill Lynch & Co., Inc.
0.000% due 05/30/2008		50,000	47,015
5.360% due 03/24/2008		98,000	104,414
Morgan Stanley
0.000% due 02/06/2008 (k)		150,000	173,392
Natixis Financial Products, Inc.
0.000% due 05/30/2008		75,000	70,148
5.157% due 05/09/2008		86,000	83,681
Rabobank Nederland
0.000% due 07/22/2008		200,000	199,271
Svensk ExportKredit AB
0.000% due 05/19/2008		88,000	82,275
5.595% due 10/25/2007 (k)		125,000	150,672
TD NY LLC
0.000% due 01/17/2008		217,000	277,285
UBS AG
0.000% due 03/12/2008		81,000	89,988

Total Commodity Index-Linked Notes (Cost $2,957,000)			3,155,840

U.S. GOVERNMENT AGENCIES 12.7%
Fannie Mae
4.656% due 04/01/2035		629	628
4.671% due 05/01/2035		1,294	1,278
5.000% due 07/01/2035 - 03/01/2036		28,697	26,967
5.450% due 03/25/2036		3,493	3,500
5.500% due 01/01/2034 - 08/01/2037		1,066,412	1,028,301
5.950% due 02/25/2044		11,167	11,142
6.000% due 06/01/2031 - 07/01/2037		189,669	187,710
6.183% due 07/01/2044 - 10/01/2044		6,960	7,049
Freddie Mac
5.000% due 01/15/2018 - 08/15/2020		15,929	15,660
5.500% due 05/15/2016		11,648	11,648
5.550% due 07/15/2037		115,300	115,291
5.720% due 11/15/2016 - 03/15/2017		3,435	3,457
Ginnie Mae
5.500% due 07/01/2037		37,000	35,907

Total U.S. Government Agencies (Cost $1,452,985)			1,448,538

U.S. TREASURY OBLIGATIONS 102.5%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		2,140,249	2,033,239
1.625% due 01/15/2015		209,749	195,034
1.875% due 07/15/2013		581,277	557,754
1.875% due 07/15/2015		911,494	861,647
2.000% due 04/15/2012		162,757	158,014
2.000% due 01/15/2014		517,536	497,522
2.000% due 07/15/2014		783,561	752,403
2.000% due 01/15/2016		306,160	290,780
2.000% due 01/15/2026		345,627	313,171
2.375% due 01/15/2017		234,651	229,170
2.375% due 01/15/2025		1,344,452	1,293,196
2.375% due 01/15/2027		104,950	100,817
2.500% due 07/15/2016		403,849	399,464
3.000% due 07/15/2012		835,989	852,448
3.375% due 01/15/2012		5,529	5,709
3.375% due 04/15/2032		57,174	65,821
3.500% due 01/15/2011		276,384	284,438
3.625% due 01/15/2008		15,296	15,311
3.625% due 04/15/2028		900,088	1,043,048
3.875% due 01/15/2009		99,602	101,221
3.875% due 04/15/2029		668,962	807,877
4.250% due 01/15/2010		489,978	508,697
U.S. Treasury Bonds
6.000% due 02/15/2026		14,800	16,160
6.250% due 08/15/2023		3,000	3,332
8.875% due 08/15/2017		20,000	25,916
U.S. Treasury Notes
4.500% due 02/28/2011		45,400	44,797
4.625% due 02/15/2017		31,500	30,516
4.875% due 01/31/2009		100	100
4.875% due 04/30/2011		230,200	229,930

Total U.S. Treasury Obligations (Cost $12,006,349)			11,717,532

MORTGAGE-BACKED SECURITIES 2.3%
American Home Mortgage Investment Trust
5.470% due 09/25/2035		1,178	1,179
Arkle Master Issuer PLC
5.300% due 11/19/2007		14,400	14,405
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		5,919	5,926
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,406	2,402
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		6,656	6,703
Countrywide Alternative Loan Trust
5.400% due 09/20/2046		7,137	7,140
5.500% due 02/20/2047		15,378	15,358
5.500% due 05/25/2047		6,530	6,548
5.600% due 12/25/2035		1,048	1,050
Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035		7,562	7,549
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037		1,499	1,500
5.420% due 10/25/2036		10,236	10,245
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		7,296	7,303
GSR Mortgage Loan Trust
4.538% due 09/25/2035		24,292	23,944
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		4,419	4,425
5.540% due 05/19/2035		3,066	3,070
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		3,748	3,751
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		10,564	10,571
Residential Accredit Loans, Inc.
5.620% due 08/25/2035		4,101	4,109
Securitized Asset Sales, Inc.
7.542% due 11/26/2023		120	119
Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036		8,137	8,144
Structured Asset Securities Corp.
5.329% due 10/25/2035		7,390	7,383
5.370% due 05/25/2036		724	724
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036		1,476	1,477
Thornburg Mortgage Securities Trust
5.430% due 04/25/2036		1,174	1,175
5.430% due 12/25/2036		1,703	1,703
5.440% due 08/25/2036		22,827	22,817
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		43,297	43,320
Washington Mutual, Inc.
5.724% due 07/25/2046		19,788	19,880
5.839% due 12/25/2046		4,038	4,041
6.229% due 11/25/2042		1,332	1,333
6.529% due 11/25/2046		3,324	3,338
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034		5,612	5,469
4.110% due 06/25/2035		7,597	7,560

Total Mortgage-Backed Securities (Cost $265,527)			265,661

ASSET-BACKED SECURITIES 2.5%
Aames Mortgage Investment Trust
5.380% due 04/25/2036		696	696
ACE Securities Corp.
5.370% due 07/25/2036		4,769	4,770
Argent Securities, Inc.
5.370% due 10/25/2036		9,779	9,785
Asset-Backed Funding Certificates
5.380% due 11/25/2036		1,708	1,709
5.670% due 06/25/2034		11,538	11,571
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		1,426	1,427
Bank One Issuance Trust
5.430% due 12/15/2010		1,700	1,703
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		1,309	1,309
5.400% due 10/25/2036		1,646	1,647
5.650% due 01/25/2036		1,731	1,732
5.770% due 03/25/2043		191	191
Chase Credit Card Master Trust
5.440% due 02/15/2010		3,100	3,103
Chase Issuance Trust
5.330% due 12/15/2010		3,960	3,963
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036		3,733	3,736
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046		12,452	12,455
5.370% due 01/25/2037		7,766	7,770
5.370% due 03/25/2037		7,084	7,088
5.380% due 09/25/2046		4,442	4,443
5.430% due 10/25/2046		10,553	10,558
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		20,958	20,971
First NLC Trust
5.440% due 02/25/2036		1,106	1,107
Fremont Home Loan Trust
5.370% due 10/25/2036		1,732	1,733
5.380% due 01/25/2037		1,573	1,572
5.490% due 01/25/2036		1,939	1,940
GSAMP Trust
5.360% due 10/25/2046		3,248	3,250
5.390% due 10/25/2036		1,097	1,098
GSR Mortgage Loan Trust
5.420% due 11/25/2030		315	315
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007		2,034	2,036
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036		2,066	2,065
Hyundai Auto Receivables Trust
5.348% due 11/15/2007		404	404
Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036		3,978	3,981
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036		1,767	1,768
5.370% due 07/25/2036		3,687	3,689
5.370% due 08/25/2036		9,724	9,730
5.390% due 11/25/2036		2,467	2,469
5.530% due 06/25/2035		361	362
Lehman XS Trust
5.400% due 07/25/2046		7,649	7,653
5.400% due 11/25/2046		11,919	11,925
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036		547	547
5.360% due 11/25/2036		1,621	1,622
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036		448	449
5.400% due 01/25/2036		780	781
MBNA Credit Card Master Note Trust
5.420% due 12/15/2011		1,300	1,303
5.501% due 09/15/2010		2,000	2,004
Merrill Lynch Mortgage Investors, Inc.
5.370% due 05/25/2037		6,814	6,816
5.380% due 04/25/2037		664	665
5.380% due 10/25/2037		6,473	6,477
5.390% due 07/25/2037		6,730	6,734
5.400% due 01/25/2037		1,125	1,126
Morgan Stanley ABS Capital I
5.350% due 06/25/2036		508	508
5.360% due 06/25/2036		1,070	1,070
5.360% due 10/25/2036		7,160	7,163
5.370% due 09/25/2036		5,912	5,914
5.400% due 12/25/2035		202	202
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		1,522	1,522
Option One Mortgage Loan Trust
5.360% due 02/25/2037		923	924
5.370% due 07/25/2036		842	843
Park Place Securities, Inc.
5.580% due 09/25/2035		670	672
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		2,553	2,554
Residential Asset Securities Corp.
5.390% due 04/25/2036		740	741
5.390% due 11/25/2036		20,055	20,069
5.410% due 01/25/2036		761	762
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		2,398	2,400
SLM Student Loan Trust
5.325% due 10/25/2012		4,670	4,672
5.325% due 07/25/2013		1,808	1,809
5.335% due 04/25/2012		2,960	2,962
Soundview Home Equity Loan Trust
5.370% due 10/25/2036		8,492	8,498
5.380% due 11/25/2036		5,003	5,003
5.390% due 03/25/2036		48	48
5.420% due 12/25/2035		558	558
5.420% due 10/25/2036		2,598	2,600
5.550% due 06/25/2035		701	702
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		968	968
5.365% due 11/25/2037		1,045	1,045
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		1,017	1,016
Structured Asset Securities Corp.
5.370% due 10/25/2036		10,791	10,795
5.400% due 11/25/2035		2,091	2,092
WFS Financial Owner Trust
3.590% due 10/19/2009		2,762	2,746

Total Asset-Backed Securities (Cost $286,946)			287,106

FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	21,882	24,642
France Government Bond
3.000% due 07/25/2012 (c)	EUR	11,185	15,563
3.150% due 07/25/2032 (c)		1,097	1,702
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,344	5,733
2.350% due 09/15/2035 (c)		10,639	13,554
Pylon Ltd.
5.648% due 12/18/2008 (k)		3,700	5,056
8.048% due 12/18/2008		4,300	5,941
Republic of Germany
5.625% due 01/04/2028		8,400	12,676
Sweden Government CPI Linked Bond
3.500% due 12/01/2015	SEK	12,000	2,180
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	61,959

Total Foreign Currency-Denominated Issues (Cost $140,464)			149,006

	Shares
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,700	2,721

Total Preferred Stocks (Cost $2,775)			2,721

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 9.7%
Certificates of Deposit 3.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$112,700	112,748
Calyon Financial, Inc.
5.340% due 01/16/2009		11,300	11,302
Fortis Bank NY
5.265% due 04/28/2008		28,000	28,015
5.265% due 06/30/2008		900	900
Nordea Bank Finland PLC
5.262% due 03/31/2008		3,600	3,601
5.282% due 12/01/2008		5,500	5,501
Skandinav Enskilda BK
5.272% due 08/21/2008		16,900	16,900
Societe Generale NY
5.269% due 06/30/2008		192,600	192,718
Unicredito Italiano NY
5.358% due 05/06/2008		14,500	14,504

			386,189

Commercial Paper 4.4%
ANZ National International Ltd.
5.225% due 09/19/2007		16,900	16,890
5.235% due 09/19/2007		1,800	1,787
ASB Finance Ltd.
5.235% due 09/20/2007		15,000	14,906
5.255% due 09/20/2007		3,600	3,557
Australia and New Zealand Banking Group Ltd.
5.245% due 09/19/2007		1,500	1,482
Bank of America Corp.
5.195% due 10/04/2007		3,800	3,789
5.205% due 10/04/2007		1,800	1,785
5.215% due 10/04/2007		100	99
5.220% due 10/04/2007		1,200	1,200
5.245% due 10/04/2007		13,600	13,433
Bank of Ireland
5.165% due 11/08/2007		17,200	16,871
5.230% due 11/08/2007		2,200	2,184
Barclays U.S. Funding Corp.
5.230% due 09/26/2007		4,500	4,486
5.235% due 09/26/2007		5,900	5,857
5.240% due 09/26/2007		3,200	3,177
5.245% due 09/26/2007		500	495
CBA (de) Finance
5.225% due 09/28/2007		600	598
Cox Communications, Inc.
5.570% due 09/17/2007		12,300	12,300
Danske Corp.
5.220% due 10/12/2007		1,400	1,398
5.235% due 10/12/2007		400	396
Dexia Delaware LLC
5.225% due 09/21/2007		19,800	19,694
DnB NORBank ASA
5.210% due 10/12/2007		2,100	2,085
5.225% due 10/12/2007		12,900	12,900
Fortis Funding LLC
5.255% due 09/05/2007		1,300	1,297
5.275% due 09/05/2007		14,500	14,452
Freddie Mac
4.800% due 07/02/2007		110,400	110,400
General Electric Capital Corp.
5.170% due 11/06/2007		2,100	2,060
HBOS Treasury Services PLC
5.225% due 11/13/2007		400	400
5.230% due 09/21/2007		3,500	3,484
5.235% due 11/13/2007		4,400	4,366
5.245% due 11/13/2007		2,500	2,471
5.250% due 09/21/2007		400	395
5.255% due 11/13/2007		4,500	4,441
ING U.S. Funding LLC
5.220% due 09/21/2007		1,500	1,499
Intesa Funding LLC
5.240% due 09/05/2007		18,400	18,218
Natixis S.A.
5.240% due 09/21/2007		19,900	19,817
Nordea N.A., Inc.
5.225% due 07/26/2007		3,300	3,289
San Paolo IMI U.S. Financial Co.
5.330% due 08/08/2007		2,900	2,900
Societe Generale NY
5.245% due 11/26/2007		27,700	27,369
Stadshypoket Delaware, Inc.
5.205% due 09/11/2007		17,100	16,976
5.230% due 09/11/2007		2,800	2,779
Statens Bostadsfin Bank
5.255% due 09/14/2007		18,500	18,292
Svenska Handelsbanken, Inc.
5.185% due 10/09/2007		14,900	14,885
5.200% due 10/09/2007		1,200	1,192
Swedbank AB
5.225% due 09/06/2007		3,400	3,382
5.230% due 09/06/2007		16,100	16,044
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		15,600	15,600
UBS Finance Delaware LLC
5.200% due 10/23/2007		1,200	1,180
5.215% due 10/23/2007		100	99
5.230% due 10/23/2007		4,400	4,385
5.235% due 10/23/2007		500	495
5.240% due 10/23/2007		12,700	12,576
Unicredito Italiano SpA
5.185% due 01/22/2008		3,300	3,228
5.200% due 01/22/2008		12,500	12,284
5.235% due 01/22/2008		700	694
Westpac Banking Corp.
5.195% due 11/05/2007		2,800	2,788
5.230% due 11/05/2007		500	498
5.240% due 11/05/2007		900	889
Westpac Trust Securities NZ Ltd.
5.230% due 10/19/2007		600	598
5.260% due 10/19/2007		14,300	14,127

			501,218

Repurchase Agreements 0.1%
Lehman Brothers, Inc.
4.000% due 07/02/2007		7,000	7,000
(Dated 06/29/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $7,183. Repurchase proceeds are $7,002.)
Tri-party Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007		9,563	9,563
(Dated 06/29/2007. Collateralized by Fannie Mae 6.210% due 08/06/2038 valued at $9,757. Repurchase proceeds are $9,567.)
U.S. Treasury Bills 1.7%
4.565% due 08/30/2007 - 09/13/2007 (b)(d)(e)(g)		200,995	198,968

Total Short-Term Instruments (Cost $1,102,978)			1,102,938

Purchased Options (i) 0.1% (Cost $16,700)			14,267
Total Investments (f) 165.4% (Cost $19,005,461)			$18,916,406
Written Options (j) (0.1%) (Premiums $18,991)			(12,033)
Other Assets and Liabilities (Net) (65.3%)			(7,470,967)

Net Assets 100.0%			$11,433,406

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*     A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $87,041 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(e) Securities with an aggregate market value of $7,229 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(f) As of June 30, 2007, portfolio securities with an aggregate value of $3,412,698 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $27,754 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	818	$(250)
90-Day Euribor June Futures	Long	06/2009	818	(186)
90-Day Euribor March Futures	Long	03/2009	818	(219)
90-Day Euribor September Futures	Long	09/2008	818	(250)
90-Day Eurodollar December Futures	Short	12/2007	354	479
90-Day Eurodollar December Futures	Long	12/2008	1,135	246
90-Day Eurodollar June Futures	Short	06/2008	2,193	2,272
90-Day Eurodollar June Futures	Long	06/2009	1,996	16
90-Day Eurodollar March Futures	Short	03/2008	1,680	2,072
90-Day Eurodollar March Futures	Long	03/2009	2,564	114
90-Day Eurodollar September Futures	Long	09/2008	21	8
90-Day Eurodollar September Futures	Short	09/2008	1,969	1,996
Japan Government 10-Year Bond September Futures	Long	09/2007	187	(449)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	1,130	(973)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	1,393	(1,260)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	3,658	2,013
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5,148	(8,938)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,911	(7,269)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(5,516)

				$(16,094)

(h) Swap agreements outstanding on June 30, 2007:

Commodity Swaps

Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Short	NYMEX WTI Crude Futures	Receive	$70.000	11/15/2007	500	$(705)
Barclays Bank PLC	Long	NYMEX WTI Crude Futures	Pay	70.980	11/19/2008	500	742
Barclays Bank PLC	Short	LMEX Aluminum Hg Futures	Receive	26,700.000	12/15/2008	7	(130)
Barclays Bank PLC	Long	LMEX Aluminum Hg Futures	Pay	2,300.000	12/13/2010	7	712
Morgan Stanley	Long	NYMEX Heating Oil Futures	Pay	208.850	11/19/2007	4,200	121
Morgan Stanley	Short	ICEX Gas Oil Futures	Receive	641.455	12/21/2007	13	(40)
Morgan Stanley	Long	ICEX Brent Crude Futures	Pay	67.030	11/14/2012	3,546	5,706
Morgan Stanley	Short	NYMEX Crude Oil Futures	Receive	67.700	11/19/2012	3,546	(7,079)

							$(673)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%	06/20/2011	$3,500	$152
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	9,600	49
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	26,000	8
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	17,700	18
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	17,700	11
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,000	9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	17,700	70
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%)	06/20/2012	11,500	(9)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	3,100	(41)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	4,200	(48)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	3,700	(38)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	13,000	3
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%	06/20/2008	50,000	(20)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	36,000	69
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	18,800	10
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	7,000	22
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	18,800	78
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	6,200	28
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,400	51
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	1,600	7
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007	14,000	8
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	17,000	15
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.200%	07/20/2007	4,000	4
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	2,000	1
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	17,100	23
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,400	26
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	3,000	13
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	11,000	2
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	8,800	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	5,000	1
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	06/20/2012	8,300	(6)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,200	6
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	4,400	54
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	1,000	61

						$640

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,600	$(46)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		197,500	(1,335)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		554,900	(602)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		33,400	(235)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		105,900	(690)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	32,000	813
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(524)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		262,500	47
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	67
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		6,000	(150)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,500	(36)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(98)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		40,000	210
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	200
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	388
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	470
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	155
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		71,500	(302)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,500	(47)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	360
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		66,900	(192)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		42,900	(251)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,600	(57)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		25,900	134
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		46,200	(242)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,500	(81)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,400	(449)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		25,000	144
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		32,400	3,079
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,700	(54)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		13,600	(136)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	336
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	383
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	83
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	99
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	(98)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	(7,168)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(3,682)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		56,700	4,627
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,500	4,376
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,600	420
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	7,498
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		8,000	57
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,000	(921)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	(122)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		35,000	(828)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	34,100,000	(49)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	645
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		124,500	189
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		488,300	175
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		698,100	736
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		640,600	504
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		$18,000	(1,201)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		99,900	(111)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		197,600	630
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		93,000	(586)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		154,400	322
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		288,800	406
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,800	(30)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	516
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	272
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		75,000	926
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		136,150	(153)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		74,100	2,620
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		33,000	(77)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		24,900	34
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		155,700	(1,218)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		170,000	(1,594)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		95,900	(622)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		10,100	165
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		115,500	424
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		514,400	(3,407)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	(216)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		121,700	(1,518)

							$3,382

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	1,299,657	$1,728
Barclays Bank PLC	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	1,855,148	2,341
Goldman Sachs & Co.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	1,066,178	1,346
JPMorgan Chase & Co.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	10,657	13
Lehman Brothers, Inc.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	841,131	1,084
Morgan Stanley	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	19,507,607	2,169
Morgan Stanley	Long	S&P GSCI Commodity Index	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	769,791	1,535

						$10,216

(i) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$499,000	$2,794	$616
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	95,600	483	188

							$3,277	$804

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	55,300	$1,740	$1,417
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$221,900	5,841	5,739
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		221,900	5,842	6,048

						$13,423	$13,204

Straddle Options

Description	Counterparty	Exercise Price(2)		Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	JPY	0.000	06/21/2007	$221,900	$0	$0
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Credit Suisse First Boston	CHF	0.000	09/26/2007	47,800	0	80
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	JPMorgan Chase & Co.		0.000	09/26/2007	16,200	0	27
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC		0.000	09/26/2007	58,000	0	152

						$0	$259

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	228	$60	$139
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	2,128	259	100
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	1,269	425	833
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	193.000	10/19/2007	50,000,000	1,395	218
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	195.000	01/09/2008	10,000,000	232	103
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	7,000,000	160	108
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	2,365
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	228	63	25
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	151.000	10/19/2007	50,000,000	1,770	321
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	01/09/2008	10,000,000	309	114
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	7,000,000	223	49
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,657	4,554
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	125

				$14,132	$9,054

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$215,000	$2,644	$735
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	42,000	475	212

							$3,119	$947

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Premium	Value
Call - OTC Euro versus U.S. dollar	$1.353	06/26/2008	EUR	55,300	$1,740	$2,032

(k) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	0.000%	10/19/2007	06/22/2007	$182,000	$208,993	1.83%
Credit Suisse First Boston	5.255%	01/14/2008	01/05/2007	94,700	116,951	1.02%
Deutsche Bank AG	0.000%	07/27/2007	10/06/2006	20,000	23,666	0.21%
Morgan Stanley	0.000%	02/06/2008	01/25/2007	150,000	173,392	1.52%
Pylon Ltd.	5.648%	12/18/2008	12/11/2003	4,573	5,056	0.04%
Svensk ExportKredit AB	5.595%	10/25/2007	09/18/2006	125,000	150,672	1.32%

				$571,700	$673,674	5.94%

(l) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Treasury Inflation Protected Securities	2.375%	04/15/2011	$96,244	$94,548	$95,815
Treasury Inflation Protected Securities	2.375%	01/15/2017	3,708	3,596	3,624
U.S. Treasury Notes	3.000%	11/15/2007	1,000	993	997
U.S. Treasury Notes	3.375%	02/15/2008	75,000	74,254	75,282
U.S. Treasury Notes	4.750%	05/15/2014	61,700	60,933	61,386

				$234,324	$237,104

(3)	Market value includes $2,052 of interest payable on short sales.

(m) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	347	07/2007	$2	$0	$2
Buy	BRL	55,275	10/2007	43	(213)	(170)
Sell	CAD	24,742	08/2007	0	(103)	(103)
Sell	CHF	11,295	09/2007	1	0	1
Buy	CNY	341,558	09/2007	867	0	867
Buy		647,498	01/2008	453	0	453
Buy		959,825	03/2008	0	(681)	(681)
Sell	EUR	42,655	07/2007	0	(558)	(558)
Sell	GBP	67,636	08/2007	0	(706)	(706)
Sell	JPY	1,231,735	07/2007	144	0	144
Buy	KRW	1,801,556	07/2007	8	0	8
Buy		24,562,106	09/2007	107	0	107
Buy	MXN	250,644	09/2007	19	(42)	(23)
Buy		59,828	03/2008	62	0	62
Buy	PLN	83,399	09/2007	544	0	544
Buy	RUB	23,123	12/2007	20	0	20
Buy		736,508	01/2008	249	0	249
Sell	SEK	15,255	09/2007	0	(27)	(27)
Buy	SGD	40,781	07/2007	107	0	107
Sell		24,657	07/2007	0	(95)	(95)
Buy		2,982	08/2007	9	0	9
Buy		40,606	10/2007	133	0	133
Buy	CNY	29,128	01/2008	20	0	20
Buy		28,388	03/2008	0	(20)	(20)
Buy		46,765	03/2009	0	(11)	(11)

				$2,788	$(2,456)	$332

Schedule of Investments

Convertible Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.4%
Berry Plastics Holding Corp.
11.610% due 06/15/2014	$175	$174
Verso Paper Holdings LLC
11.606% due 02/01/2013	300	302

Total Bank Loan Obligations (Cost $467)		476

CORPORATE BONDS & NOTES 7.6%
Banking & Finance 1.4%
Ajax Re Ltd.
11.610% due 05/08/2009	125	125
Bluewater Finance Ltd.
10.250% due 02/15/2012	500	524
Ford Motor Credit Co.
8.105% due 01/13/2012	500	499
Hexion U.S. Finance Corp.
9.750% due 11/15/2014	175	182
Yankee Acquisition Corp.
9.750% due 02/15/2017 (c)	175	170

		1,500

Industrials 6.0%
Bon-Ton Stores, Inc.
10.250% due 03/15/2014 (c)	750	763
CCH I Holdings LLC
9.920% due 04/01/2014 (c)	125	116
CCO Holdings LLC
8.750% due 11/15/2013	400	409
Charter Communications Operating LLC
8.375% due 04/30/2014	250	256
Continental Airlines, Inc.
9.798% due 04/01/2021	235	261
Digicel Group Ltd.
8.875% due 01/15/2015	175	172
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	150	161
Freescale Semiconductor, Inc.
9.235% due 12/15/2014	425	412
10.125% due 12/15/2016 (c)	750	709
Intelsat Bermuda Ltd.
8.872% due 01/15/2015	500	513
JetBlue Airways Corp.
9.610% due 03/15/2008	174	177
MacDermid, Inc.
9.500% due 04/15/2017	150	152
NPC International, Inc.
9.500% due 05/01/2014	300	292
Pilgrim’s Pride Corp.
8.375% due 05/01/2017	170	169
Spansion, Inc.
8.485% due 06/01/2013	500	502
Tenet Healthcare Corp.
9.250% due 02/01/2015	175	167
TL Acquisitions, Inc.
10.500% due 01/15/2015 (a)	300	292
United Surgical Partners International, Inc.
8.875% due 05/01/2017	125	126
Verso Paper Holdings LLC
11.375% due 08/01/2016	500	536
West Corp.
9.500% due 10/15/2014	500	515

		6,700

Utilities 0.2%
MetroPCS Wireless, Inc.
9.250% due 11/01/2014	250	259

Total Corporate Bonds & Notes (Cost $8,482)		8,459

CONVERTIBLE BONDS & NOTES 64.6%
Banking & Finance 6.9%
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	284
AngloGold Ashanti Holdings PLC
2.375% due 02/27/2009	100	99
Countrywide Financial Corp.
1.860% due 04/15/2037	1,250	1,223
Deutsche Bank AG
0.000% due 09/29/2008	600	564
ERP Operating LP
3.850% due 08/15/2026	250	250
Forest City Enterprises, Inc.
3.625% due 10/15/2011	500	549
Goldman Sachs Group, Inc.
3.321% due 09/20/2011	250	233
Merrill Lynch & Co., Inc.
0.000% due 03/13/2032	850	1,047
Prudential Financial, Inc.
2.960% due 12/12/2036	1,000	1,036
U.S. Bancorp
3.610% due 09/20/2036	500	500
3.900% due 12/11/2035	175	176
Ventas, Inc.
3.875% due 11/15/2011	1,000	985
Vornado Realty Trust
3.625% due 11/15/2026	725	707

		7,653

Industrials 54.6%
Actuant Corp.
2.000% due 11/15/2023	90	145
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	1,500	1,451
Alliant Techsystems, Inc.
2.750% due 09/15/2011	525	610
Allied Waste North America, Inc.
4.250% due 04/15/2034	250	240
American Tower Corp.
3.000% due 08/15/2012	300	633
Amgen, Inc.
0.125% due 02/01/2011	800	728
0.375% due 02/01/2013	1,500	1,339
AMR Corp.
4.500% due 02/15/2024	200	270
Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	100	137
Anixter International, Inc.
1.000% due 02/15/2013	250	323
Archer Daniels Midland Co.
0.875% due 02/15/2014	1,025	979
Armor Holdings, Inc.
2.000% due 11/01/2024	730	1,307
ArvinMeritor, Inc.
4.625% due 03/01/2026	450	569
Bausch & Lomb, Inc.
5.901% due 08/01/2023	225	287
BioMarin Pharmaceuticals, Inc.
1.875% due 04/23/2017	350	377
Bristol-Myers Squibb Co.
4.860% due 09/15/2023	250	254
Caesars Entertainment, Inc.
5.356% due 04/15/2024	250	334
Cameron International Corp.
2.500% due 06/15/2026	400	489
Carnival Corp.
2.000% due 04/15/2021	400	507
Cephalon, Inc.
0.000% due 06/15/2033	425	630
Ceradyne, Inc.
2.875% due 12/15/2035	250	350
Charter Communications, Inc.
5.875% due 11/16/2009	28	50
Chesapeake Energy Corp.
2.750% due 11/15/2035	750	817
Ciena Corp.
0.875% due 06/15/2017	250	269
Comcast Corp.
2.000% due 11/15/2029	6	249
Dobson Communications Corp.
1.500% due 10/01/2025	300	365
DST Systems, Inc.
4.125% due 08/15/2023	200	338
Edwards Lifesciences Corp.
3.875% due 05/15/2033	275	286
Electronic Data Systems Corp.
3.875% due 07/15/2023	150	153
EMC Corp.
1.750% due 12/01/2011	1,050	1,331
Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	569
3.250% due 03/01/2024	325	466
Flextronics International Ltd.
1.000% due 08/01/2010	200	187
Fluor Corp.
1.500% due 02/15/2024	275	550
Ford Motor Co.
4.250% due 12/15/2036	1,925	2,421
Genzyme Corp.
1.250% due 12/01/2023	350	369
Gilead Sciences, Inc.
0.625% due 05/01/2013	700	805
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	200	584
Halliburton Co.
3.125% due 07/15/2023	375	696
Hanover Compressor Co.
4.750% due 01/15/2014	200	348
Headwaters, Inc.
2.500% due 02/01/2014	300	262
2.875% due 06/01/2016	100	91
Hilton Hotels Corp.
3.375% due 04/15/2023	277	419
Host Hotels & Resorts, Inc.
2.625% due 04/15/2027	600	552
ImClone Systems, Inc.
1.375% due 05/15/2024	200	187
Integra LifeSciences Holdings Corp.
2.750% due 06/01/2010	500	493
Intel Corp.
2.950% due 12/15/2035	950	911
International Game Technology, Inc.
2.600% due 12/15/2036	300	294
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023	500	588
4.500% due 03/15/2023	225	253
Invitrogen Corp.
2.000% due 08/01/2023	250	296
Juniper Networks, Inc.
0.000% due 06/15/2008	200	259
Kyphon, Inc.
1.000% due 02/01/2012	125	126
1.250% due 02/01/2014	125	125
L-1 Identity Solutions, Inc.
3.750% due 05/15/2027	400	408
L-3 Communications Corp.
3.000% due 08/01/2035	300	340
Lamar Advertising Co.
2.875% due 12/31/2010	260	362
Level 3 Communications, Inc.
10.000% due 05/01/2011	125	240
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	1,020
Linear Technology Corp.
3.000% due 05/01/2027	825	837
Lockheed Martin Corp.
5.110% due 08/15/2033	1,725	2,326
Lowe’s Cos., Inc.
0.000% due 10/19/2021	100	108
Macrovision Corp.
2.625% due 08/15/2011	200	250
Magnum Hunter Resources, Inc.
5.360% due 12/15/2023	200	294
Manor Care, Inc.
2.125% due 08/01/2035	300	452
2.625% due 04/15/2023	325	649
Masco Corp.
0.000% due 07/20/2031	275	130
Medtronic, Inc.
1.250% due 09/15/2021	550	552
1.625% due 04/15/2013	1,625	1,714
Micron Technology, Inc.
1.875% due 06/01/2014	500	536
Millipore Corp.
3.750% due 06/01/2026	700	753
Mylan Laboratories, Inc.
1.250% due 03/15/2012	225	218
Nabors Industries, Inc.
0.000% due 06/15/2023	250	269
0.940% due 05/15/2011	1,500	1,470
Nortel Networks Corp.
1.750% due 04/15/2012	500	489
2.125% due 04/15/2014	1,250	1,227
NovaMed, Inc.
1.000% due 06/15/2012	500	521
Novell, Inc.
7.830% due 07/15/2024	150	146
Omnicare, Inc.
3.250% due 12/15/2035	1,650	1,388
ON Semiconductor Corp.
2.625% due 12/15/2026	150	185
Peabody Energy Corp.
4.750% due 12/15/2066	1,000	1,061
Placer Dome, Inc.
2.750% due 10/15/2023	120	152
Pride International, Inc.
3.250% due 05/01/2033	375	562
Qwest Communications International, Inc.
3.500% due 11/15/2025	650	1,142
Red Hat, Inc.
0.500% due 01/15/2024	450	471
RF Micro Devices, Inc.
1.500% due 07/01/2010	125	124
Roper Industries, Inc.
1.481% due 01/15/2034 (g)	450	327
SanDisk Corp.
1.000% due 05/15/2013	750	663
Schlumberger Ltd.
1.500% due 06/01/2023	300	705
2.125% due 06/01/2023	300	640
Scientific Games Corp.
0.750% due 12/01/2024	400	513
Sinclair Broadcast Group, Inc.
3.000% due 05/15/2027	450	441
Solectron Corp.
0.500% due 02/15/2034	150	144
Spansion, Inc.
2.250% due 06/15/2016	250	224
St. Jude Medical, Inc.
1.220% due 12/15/2008	500	496
2.800% due 12/15/2035	250	250
Symantec Corp.
1.000% due 06/15/2013	1,000	1,179
Synaptics, Inc.
0.750% due 12/01/2024	250	243
Tektronix, Inc.
1.625% due 07/15/2012	250	250
Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026	1,750	1,752
Transocean, Inc.
1.500% due 05/15/2021	250	371
UtStarcom, Inc.
7.625% due 03/01/2008	350	348
VeriFone Holdings, Inc.
1.375% due 06/15/2012	500	496
Walt Disney Co.
2.125% due 04/15/2023	675	812
Wyeth
4.877% due 01/15/2024	401	456
Wynn Resorts Ltd.
6.000% due 07/15/2015	125	488
Xilinx, Inc.
3.125% due 03/15/2037	650	658
Yahoo!, Inc.
0.000% due 04/01/2008	395	535
YRC Worldwide, Inc.
3.375% due 11/25/2023	304	339

		60,394

Utilities 3.1%
CenterPoint Energy, Inc.
3.750% due 05/15/2023	225	351
CMS Energy Corp.
2.875% due 12/01/2024	500	656
3.375% due 07/15/2023	450	742
Covanta Holding Corp.
1.000% due 02/01/2027	250	258
Lucent Technologies, Inc.
2.875% due 06/15/2023	489	517
PPL Energy Supply LLC
2.625% due 05/15/2023	300	565
Time Warner Telecom, Inc.
2.375% due 04/01/2026	250	314

		3,403

Total Convertible Bonds & Notes (Cost $65,775)		71,450

MUNICIPAL BONDS & NOTES 0.3%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014	320	316

Total Municipal Bonds & Notes (Cost $320)		316

	Shares
COMMON STOCKS 6.6%
Communications 1.1%
Citizens Communications Co.	10,000	153
Motorola, Inc.	52,200	924
Windstream Corp.	9,800	144

		1,221

Consumer Discretionary 0.1%
Xerox Corp. (b)	9,000	166

Consumer Services 1.2%
News Corp. ‘B’	18,600	427
Time Warner, Inc.	41,000	862

		1,289

Energy 1.4%
Chevron Corp.	5,300	446
Ferrellgas Partners-LP	7,400	179
NRG Energy, Inc. (b)	13,800	574
Suburban Propane Partners LP	6,200	297

		1,496

Healthcare 0.7%
Celgene Corp. (b)	10,300	591
DaVita, Inc. (b)	3,200	172

		763

Industrials 1.0%
Cleveland-Cliffs, Inc.	6,000	466
CSX Corp.	6,600	298
Lyondell Chemical Co.	8,200	304

		1,068

Utilities 1.1%
Public Service Enterprise Group, Inc.	4,090	359
Reliant Energy, Inc. (b)	14,149	381
Williams Cos., Inc.	16,600	525

		1,265

Total Common Stocks (Cost $6,403)		7,268

CONVERTIBLE PREFERRED STOCKS 15.0%
Consumer Discretionary 3.0%
Celanese Corp.
4.250% due 12/31/2049	13,300	672
General Motors Corp.
6.250% due 07/15/2033	94,000	2,355
Huntsman Corp.
5.000% due 02/16/2008	5,500	271

		3,298

Consumer Services 4.1%
Affiliated Managers Group, Inc.
5.100% due 04/15/2036	12,600	737
Aspen Insurance Holdings Ltd.
5.625% due 12/31/2049	5,500	314
Fannie Mae
5.375% due 12/31/2049	3	298
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	12,500	482
Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	122
MetLife, Inc.
6.375% due 08/15/2008	46,800	1,527
Simon Property Group, Inc.
6.000% due 12/31/2049	5,400	410
Vale Capital Ltd.
5.500% due 06/15/2010	4,700	232
Washington Mutual Capital Trust
5.375% due 05/03/2041	7,400	407

		4,529

Energy 3.6%
Chesapeake Energy Corp.
4.500% due 12/31/2049	12,000	1,218
El Paso Corp.
4.990% due 12/31/2049	950	1,388
Entergy Corp.
7.625% due 02/17/2009	8,000	526
NRG Energy, Inc.
4.000% due 12/31/2049	210	449
5.750% due 03/16/2009	1,000	370

		3,951

Healthcare 0.7%
Schering-Plough Corp.
6.000% due 09/14/2007	11,900	819

Industrials 3.4%
Allied Waste Industries, Inc.
6.250% due 03/01/2008	2,665	938
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	22,000	2,827

		3,765

Utilities 0.2%
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	250

Total Convertible Preferred Stocks (Cost $14,733)		16,612

SHORT-TERM INSTRUMENTS 5.9%
Commercial Paper 5.3%
Societe Generale NY
	Principal Amount (000s)
5.250% due 11/26/2007	$3,000	2,959
UBS Finance Delaware LLC
5.350% due 10/23/2007	2,900	2,900

		5,859

Repurchase Agreements 0.6%
State Street Bank and Trust Co.
4.900% due 07/02/2007	635	635
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $648. Repurchase proceeds are $635.)
U.S. Treasury Bills 0.0%
4.645% due 09/13/2007 (d)	10	10

Total Short-Term Instruments (Cost $6,505)		6,504

Purchased Options (f) 0.0% (Cost $14)		2
Total Investments 100.4% (Cost $102,699)		$111,087
Other Assets and Liabilities (Net) (0.4%)		(445)

Net Assets 100.0%		$110,642

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Non-income producing security.

(c) The average amount of borrowing outstanding during the period ended June 30, 2007 was $5,100 at a weighted average interest rate of 5.200%. On June 30,2007, securities valued at $1,758 were pledged as collateral for reverse repurchase agreements.

(d) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30,2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	9	$(5)

(e) Swap agreements outstanding on June 30,2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.150%)	03/20/2009	$500	$3
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%)	06/20/2010	750	9
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	1.350%	06/20/2010	1,400	(19)
Bank of America	Supervalu, Inc. 7.500% due 05/15/2012	Buy	(0.490%)	06/20/2010	650	0
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%	06/20/2012	750	(26)
Bank of America	Supervalu, Inc. 7.500% due 05/15/2012	Sell	0.940%	06/20/2012	650	1
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(5.100%)	03/20/2014	500	12
Bank of America	SLM Corp. 5.125% due 08/27/2012	Buy	(2.180%)	06/20/2014	700	36
Barclays Bank PLC	Intelsat Bermuda Ltd. 11.250% due 06/15/2016	Buy	(1.000%)	03/20/2010	500	(2)
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%)	03/20/2010	500	22
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%	03/20/2012	500	(37)
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%	06/20/2012	500	(8)
Bear Stearns & Co., Inc.	Cablevision Systems Corp. 8.000% due 04/15/2012	Buy	(2.530%)	06/20/2011	600	4
BNP Paribas Bank	Countrywide Financial Corp. 0.000% due 02/08/2031	Buy	(0.220%)	09/20/2008	1,250	0
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	250	(1)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(0.680%)	03/20/2010	500	12
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Buy	(1.750%)	06/20/2010	500	9
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%	06/20/2011	750	(6)
Citibank N.A.	Celestica, Inc. 7.875% due 07/01/2011	Sell	4.400%	06/20/2012	150	0
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Sell	3.000%	06/20/2012	1,000	(36)
Citibank N.A.	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%	06/20/2012	500	(14)
Citibank N.A.	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.600%	06/20/2012	150	2
Citibank N.A.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.750%	06/20/2012	150	15
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.500%	06/20/2012	150	(4)
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%	09/20/2012	600	(2)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(2.950%)	09/20/2012	2,000	(9)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	3.050%	09/20/2012	2,000	18
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.780%	03/20/2014	500	(33)
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.400%	06/20/2014	400	(5)
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Buy	(4.400%)	06/20/2017	500	23
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(1.750%)	12/20/2008	250	1
Credit Suisse First Boston	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Buy	(2.250%)	12/20/2009	1,000	0
Credit Suisse First Boston	Lear Corp. 5.750% due 08/01/2014	Buy	(2.250%)	03/20/2010	300	(1)
Credit Suisse First Boston	Univision Communiciations, Inc. 7.850% due 07/15/2011	Buy	(1.550%)	03/20/2010	900	31
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%	12/20/2010	250	5
Credit Suisse First Boston	Lear Corp. 5.750% due 08/01/2014	Sell	3.500%	03/20/2012	600	1
Credit Suisse First Boston	Univision Communiciations, Inc. 7.850% due 07/15/2011	Sell	2.850%	03/20/2012	600	(28)
Credit Suisse First Boston	Community Health Systems 8.875% due 07/15/2015	Sell	2.900%	09/20/2012	500	3
Credit Suisse First Boston	Lear Corp. 5.750% due 08/01/2014	Buy	(4.200%)	03/20/2014	300	0
Deutsche Bank AG	JetBlue Airways Corp. 3.500% due 07/15/2033	Buy	(3.300%)	03/20/2008	250	(4)
Deutsche Bank AG	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Sell	2.600%	12/20/2009	1,000	8
Deutsche Bank AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.080%	03/20/2011	1,000	(10)
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Buy	(1.870%)	03/20/2010	1,000	(1)
Goldman Sachs & Co.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Buy	(2.080%)	06/20/2010	700	10
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%	12/20/2011	500	0
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.320%	03/20/2012	1,000	12
Goldman Sachs & Co.	Aramark Corp. 8.500 due 02/01/2015	Sell	2.300%	06/20/2012	500	(15)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY8 Index	Sell	0.830%	06/20/2012	7,500	(101)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY8 Index	Sell	1.030%	06/20/2012	500	(2)
Goldman Sachs & Co.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.380%	06/20/2012	700	(22)
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%	12/20/2010	250	2
JPMorgan Chase & Co.	Cablevision Systems Corp. 8.000% due 04/15/2012	Sell	2.730%	06/20/2011	600	0
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(4.700%)	12/20/2012	250	(1)
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%	03/20/2008	650	(2)
Lehman Brothers, Inc.	Aramark Corp. 8.500 due 02/01/2015	Buy	(1.200%)	06/20/2010	1,000	8
Lehman Brothers, Inc.	Harrah’s Operating Co., Inc. 5.375% due 12/15/2013	Buy	(1.080%)	06/20/2010	650	12
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010	750	5
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Buy	(1.250%)	06/20/2010	700	9
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Sell	1.700%	06/20/2011	700	(15)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%	12/20/2011	500	(1)
Lehman Brothers, Inc.	Aramark Corp. 8.500 due 02/01/2015	Sell	2.200%	06/20/2012	1,000	(35)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%	06/20/2012	600	(4)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	0.995%	06/20/2012	1,000	(6)
Lehman Brothers, Inc.	Harrah’s Operating Co., Inc. 5.375% due 12/15/2013	Sell	2.100%	06/20/2012	650	(23)
Lehman Brothers, Inc.	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012	1,000	(23)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%	06/20/2012	500	(6)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	1.500%	06/20/2012	500	(1)
Lehman Brothers, Inc.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.239%)	06/20/2012	250	0
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%	12/20/2010	500	10
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%)	06/20/2010	750	9
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%	06/20/2012	750	(26)
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%	06/20/2012	450	(13)
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%)	12/20/2008	500	(4)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%)	03/20/2009	500	9
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Sell	1.800%	03/20/2010	500	(14)

						$(259)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	2,000	$0
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		4,000	(41)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	5,000	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		6,000	0

							$(41)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Short	Advanced Micro Devices, Inc.	5.105%	07/23/2007	10,000	$(4)
Merrill Lynch & Co., Inc.	Short	Aspen Insurance Holdings Ltd.	0.000%	07/23/2007	4,700	74
Merrill Lynch & Co., Inc.	Short	Freeport-McMoRan Copper & Gold, Inc.	0.000%	07/23/2007	4,300	(48)
Merrill Lynch & Co., Inc.	Short	Lockheed Martin Corp.	3.620%	07/23/2007	11,800	42
Merrill Lynch & Co., Inc.	Short	MetLife, Inc.	0.000%	07/23/2007	6,200	30
Merrill Lynch & Co., Inc.	Long	Neveen Floating Rate Income Opportunity Fund	5.570%	07/23/2007	22,800	(9)
Merrill Lynch & Co., Inc.	Short	Nortel Networks Corp.	0.000%	07/23/2007	6,700	6
Merrill Lynch & Co., Inc.	Long	TECO Energy, Inc.	1.365%	07/23/2007	6,100	(4)

						$87

(f) Purchased options outstanding on June 30,2007:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - AMEX JetBlue Airways Corp.	$23.375	01/19/2008	$1,800	$14	$2

(g) Restricted securities as of June 30,2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Roper Industries, Inc.	1.481%	01/15/2034	03/08/2005	$228	$327	0.30%

See accompanying notes

Schedule of Investments

Developing Local Markets Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.6%
Lukoil Finance Ltd.
6.020% due 01/11/2009		$10,000	$9,947
OAO Rosneft Oil Co.
6.000% due 09/16/2007		49,000	49,069
6.000% due 09/17/2009		5,000	4,920

Total Bank Loan Obligations (Cost $63,877)			63,936

CORPORATE BONDS & NOTES 46.0%
Banking & Finance 31.0%
American Express Bank FSB
5.340% due 06/12/2009		4,750	4,752
5.380% due 06/22/2009		2,900	2,903
American Express Centurion Bank
5.320% due 05/07/2008		1,700	1,700
5.380% due 04/17/2009		10,000	10,003
5.480% due 12/17/2009		1,400	1,404
American Express Credit Corp.
5.380% due 05/19/2009		1,400	1,401
American Honda Finance Corp.
5.420% due 03/09/2009		1,100	1,102
American International Group, Inc.
5.360% due 06/23/2008		2,300	2,301
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		6,780	6,551
Banco Santander Chile
5.710% due 12/09/2009		12,000	12,066
Bank of America Corp.
5.366% due 11/06/2009		3,200	3,200
5.370% due 09/25/2009		23,000	23,018
Bank of America N.A.
5.355% due 07/25/2008		15,000	15,009
5.360% due 12/18/2008		5,650	5,653
5.360% due 02/27/2009		4,500	4,503
5.360% due 06/12/2009		6,000	6,003
Bank of Ireland
5.370% due 12/19/2008		2,000	2,003
5.410% due 12/18/2009		43,450	43,536
Bear Stearns Cos., Inc.
5.450% due 03/30/2009		10,750	10,758
5.585% due 01/31/2011		13,500	13,451
5.655% due 01/30/2009		9,900	9,928
Caterpillar Financial Services Corp.
5.408% due 08/11/2009		9,000	9,007
5.410% due 10/09/2009		22,900	22,918
5.420% due 05/18/2009		13,200	13,218
5.430% due 03/10/2009		7,100	7,108
Charter One Bank N.A.
5.405% due 04/24/2009		9,000	9,012
CIT Group, Inc.
5.430% due 12/19/2007		17,500	17,503
5.505% due 01/30/2009		29,750	29,713
5.510% due 08/15/2008		1,400	1,400
Citigroup, Inc.
5.390% due 12/28/2009		19,000	19,015
5.400% due 12/26/2008		2,900	2,903
5.450% due 05/18/2011		8,900	8,915
5.510% due 05/18/2010		12,800	12,848
Colvis Finance
8.000% due 02/02/2009		8,755	8,921
Commonwealth Bank of Australia
5.360% due 06/08/2009		1,600	1,601
Credit Agricole S.A.
5.360% due 05/28/2009		3,900	3,902
5.410% due 05/28/2010		32,900	32,921
DnB NORBank ASA
5.425% due 10/13/2009		1,500	1,501
El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	311
Export-Import Bank of Korea
4.125% due 02/10/2009		2,900	2,839
4.250% due 11/27/2007		29,617	29,466
4.250% due 11/06/2008		1,404	1,380
4.500% due 08/12/2009		5,100	4,995
5.450% due 06/01/2009		15,800	15,808
Ford Motor Credit Co.
5.625% due 10/01/2008		2,000	1,975
5.800% due 01/12/2009		1,200	1,175
Fortis Bank NY
5.400% due 09/28/2009		16,400	16,412
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		600	612
General Electric Capital Corp.
5.385% due 10/26/2009		2,600	2,602
5.390% due 03/12/2010		8,900	8,909
5.430% due 08/15/2011		2,800	2,799
5.460% due 06/15/2009		1,200	1,203
5.470% due 04/10/2012		24,000	24,034
5.480% due 12/15/2009		13,400	13,437
GMAC LLC
6.610% due 05/15/2009		6,700	6,703
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		3,000	3,001
5.447% due 11/10/2008		11,700	11,718
5.450% due 12/22/2008		21,600	21,629
5.450% due 06/23/2009		9,000	9,011
5.455% due 07/29/2008		18,900	18,928
5.560% due 03/02/2010		14,500	14,557
HBOS Treasury Services PLC
5.320% due 07/17/2008		1,500	1,501
5.397% due 07/17/2009		15,300	15,318
5.420% due 12/08/2010		20,100	20,119
HSBC Bank USA N.A.
5.490% due 12/14/2009		1,750	1,755
HSBC Finance Corp.
5.360% due 05/21/2008		1,700	1,701
5.415% due 10/21/2009		2,400	2,402
5.440% due 03/12/2010		1,300	1,300
5.490% due 09/15/2008		14,400	14,430
5.500% due 12/05/2008		1,500	1,504
5.640% due 11/16/2009		8,700	8,749
6.538% due 11/13/2007		5,800	5,822
Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007		500	501
ICICI Bank Ltd.
5.895% due 01/12/2010		6,300	6,314
7.550% due 08/15/2007		5,381	5,413
Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008		4,700	4,756
Intergas Finance BV
6.875% due 11/04/2011		1,800	1,834
International Lease Finance Corp.
5.580% due 05/24/2010		9,000	9,027
5.698% due 04/20/2009		3,900	3,920
5.756% due 01/15/2010		5,000	5,041
John Deere Capital Corp.
5.406% due 04/15/2008		12,010	12,019
5.406% due 07/15/2008		9,000	9,009
JPMorgan Chase & Co.
5.370% due 06/26/2009		1,500	1,502
5.370% due 05/07/2010		8,400	8,406
5.440% due 06/25/2010		19,700	19,725
5.539% due 10/02/2009		8,100	8,136
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008		1,700	1,701
5.410% due 12/23/2008		1,425	1,427
5.445% due 10/22/2008		7,900	7,911
5.445% due 01/23/2009		9,000	9,010
5.460% due 08/21/2009		22,000	22,013
5.570% due 12/23/2010		5,900	5,907
Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007		23,221	23,221
MBNA Europe Funding PLC
5.460% due 09/07/2007		3,300	3,301
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008		1,600	1,600
5.395% due 10/23/2008		3,500	3,505
5.445% due 01/30/2009		9,500	9,512
5.450% due 08/14/2009		11,700	11,713
5.460% due 06/16/2008		3,000	3,004
Metropolitan Life Global Funding I
5.400% due 05/17/2010		2,600	2,602
Morgan Stanley
5.360% due 11/21/2008		1,400	1,400
5.406% due 05/07/2009		1,100	1,101
5.446% due 01/15/2010		8,800	8,805
5.467% due 02/09/2009		10,400	10,417
5.595% due 01/22/2009		8,900	8,906
National Australia Bank Ltd.
5.349% due 10/01/2008		1,500	1,501
5.400% due 09/11/2009		23,400	23,433
Pemex Finance Ltd.
9.690% due 08/15/2009		5,687	5,968
Petroleum Export Ltd.
4.623% due 06/15/2010		7,969	7,872
4.633% due 06/15/2010		920	909
5.265% due 06/15/2011		10,576	10,322
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		8,500	8,505
5.405% due 07/21/2008		1,900	1,902
Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007		1,500	1,500
5.416% due 02/06/2009		15,000	15,016
5.420% due 09/19/2008		1,800	1,802
5.420% due 11/20/2009		9,000	9,006
Sistema Finance S.A.
10.250% due 04/14/2008		5,850	6,043
SLM Corp.
5.495% due 07/27/2009		31,700	30,923
5.555% due 01/26/2009		4,300	4,235
Spinnaker Capital Ltd.
16.860% due 06/15/2008		1,000	999
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		16,085	16,095
Universal City Florida Holding Co. I
10.106% due 05/01/2010		6,500	6,663
Ventas Realty LP
8.750% due 05/01/2009		1,800	1,892
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		27,600	27,650
6.110% due 09/21/2007		49,600	49,648
8.255% due 07/30/2007		3,000	3,013
Wachovia Bank N.A.
5.320% due 10/03/2008		2,300	2,301
5.360% due 02/23/2009		4,250	4,252
5.420% due 05/25/2010		9,000	9,023
5.430% due 12/02/2010		9,000	9,006
Wachovia Corp.
5.405% due 10/28/2008		6,000	6,008
5.410% due 12/01/2009		19,500	19,522
5.480% due 03/15/2011		9,000	9,020
5.486% due 10/15/2011		22,800	22,848
Wells Fargo & Co.
5.420% due 03/23/2010		26,400	26,440
5.445% due 01/24/2012		3,700	3,703
5.460% due 09/15/2009		3,700	3,710
Westpac Banking Corp.
5.280% due 06/06/2008		3,500	3,501
World Savings Bank FSB
5.396% due 05/08/2009		500	500
5.410% due 06/20/2008		1,600	1,601
5.485% due 03/02/2009		5,650	5,667

			1,266,414

Industrials 11.1%
Albertson’s, Inc.
6.950% due 08/01/2009		500	513
Amgen, Inc.
5.440% due 11/28/2008		16,300	16,310
Anadarko Petroleum Corp.
5.760% due 09/15/2009		22,900	22,932
Cablevision Systems Corp.
9.820% due 04/01/2009		5,000	5,250
Cisco Systems, Inc.
5.440% due 02/20/2009		2,700	2,706
Comcast Corp.
5.656% due 07/14/2009		9,000	9,005
Cox Communications, Inc.
5.910% due 12/14/2007		9,000	9,020
CSC Holdings, Inc.
7.250% due 07/15/2008		500	505
7.875% due 12/15/2007		4,100	4,136
CSN Islands VII Corp.
10.750% due 09/12/2008		11,155	11,741
CVS Caremark Corp.
5.660% due 06/01/2010		2,600	2,603
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		2,100	2,105
5.790% due 03/13/2009		8,500	8,539
5.805% due 08/03/2009		9,300	9,353
5.840% due 09/10/2007		1,350	1,351
Dex Media East LLC
9.875% due 11/15/2009		3,404	3,536
EchoStar DBS Corp.
5.750% due 10/01/2008		9,350	9,350
Equistar Chemicals LP
10.125% due 09/01/2008		971	1,015
FedEx Corp.
5.436% due 08/08/2007		5,900	5,901
General Mills, Inc.
5.485% due 01/22/2010		3,700	3,700
HJ Heinz Co.
6.428% due 12/01/2008		4,300	4,344
Home Depot, Inc.
5.485% due 12/16/2009		1,800	1,798
Mandalay Resort Group
6.500% due 07/31/2009		3,450	3,467
9.500% due 08/01/2008		500	517
10.250% due 08/01/2007		7,400	7,428
Mirage Resorts, Inc.
6.750% due 08/01/2007		2,300	2,303
6.750% due 02/01/2008		1,350	1,358
MMK Finance S.A.
8.000% due 10/21/2008		4,000	4,090
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009		1,000	1,022
Pemex Project Funding Master Trust
5.960% due 12/03/2012		5,245	5,320
6.125% due 08/15/2008		7,000	7,059
7.156% due 10/15/2009		15,888	16,482
8.500% due 02/15/2008		25,473	25,938
8.850% due 09/15/2007		15,976	16,096
9.375% due 12/02/2008		300	316
Qwest Communications International, Inc.
8.860% due 02/15/2009		3,933	3,992
Roseton
7.270% due 11/08/2010		1,400	1,417
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		5,000	5,040
Safeway, Inc.
5.710% due 03/27/2009		2,000	2,002
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		128,300	141,605
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		3,800	4,077
Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007		19,320	19,728
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		5,600	5,601
Time Warner, Inc.
5.590% due 11/13/2009		8,000	8,012
Transocean, Inc.
5.560% due 09/05/2008		9,000	9,008
United Technologies Corp.
5.430% due 06/01/2009		1,700	1,702
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		3,800	3,799
Walt Disney Co.
5.460% due 09/10/2009		19,000	19,037
Xerox Corp.
6.110% due 12/18/2009		3,600	3,647

			455,776

Utilities 3.9%
America Movil SAB de C.V.
5.460% due 06/27/2008		21,900	21,903
AT&T, Inc.
5.450% due 05/15/2008		6,200	6,206
5.456% due 02/05/2010		4,700	4,708
5.570% due 11/14/2008		4,600	4,615
BellSouth Corp.
4.240% due 04/26/2008		11,250	11,152
5.460% due 08/15/2008		15,300	15,316
CMS Energy Corp.
7.500% due 01/15/2009		3,700	3,813
9.875% due 10/15/2007		2,000	2,029
Deutsche Telekom International Finance BV
5.540% due 03/23/2009		3,300	3,309
8.000% due 06/15/2010		500	533
Dominion Resources, Inc.
5.540% due 11/14/2008		1,600	1,602
5.660% due 09/28/2007		4,800	4,801
Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008		3,398	3,619
Entergy Gulf States, Inc.
6.110% due 12/08/2008		6,300	6,319
Florida Power Corp.
5.760% due 11/14/2008		8,400	8,415
Korea Electric Power Corp.
4.250% due 09/12/2007		11,000	10,970
6.110% due 12/20/2007		1,200	1,204
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		13,311	13,568
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		500	503
Qwest Corp.
5.625% due 11/15/2008		2,900	2,904
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		6,575	6,423
Romanian Thermal Power Plants
9.143% due 12/23/2007		5,514	5,627
Telefonica Emisones SAU
5.660% due 06/19/2009		5,000	5,018
Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008		13,277	13,122
TXU Electric Delivery Co.
5.735% due 09/16/2008		500	500
TXU Energy Co. LLC
5.860% due 09/16/2008		500	500
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		700	732

			159,411

Total Corporate Bonds & Notes (Cost $1,881,141)			1,881,601

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
4.787% due 11/01/2035		775	770
5.000% due 02/25/2017		344	340
5.380% due 12/25/2036		1,307	1,304
6.214% due 06/01/2043 - 09/01/2044		5,105	5,172
Freddie Mac
4.500% due 04/15/2019 - 08/01/2035		377	376
5.000% due 08/15/2016 - 11/15/2029		4,736	4,681
5.550% due 07/15/2037		79,000	78,994
5.580% due 08/25/2031		560	563
5.600% due 09/25/2031		560	561
5.670% due 12/15/2030		1,211	1,215
6.227% due 02/25/2045		4,105	4,090

Total U.S. Government Agencies (Cost $98,060)			98,066

MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Investment Trust
5.470% due 09/25/2035		534	534
Arkle Master Issuer PLC
5.300% due 11/19/2007		1,900	1,901
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		1,413	1,413
Bear Stearns Alt-A Trust
5.480% due 02/25/2034		1,162	1,163
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		1,500	1,509
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		1,659	1,659
CC Mortgage Funding Corp.
5.450% due 05/25/2048		1,800	1,802
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		570	570
Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017		409	409
6.455% due 05/15/2032		1,594	1,605
Countrywide Alternative Loan Trust
5.390% due 10/25/2046		2,837	2,839
5.500% due 02/20/2047		2,698	2,694
5.500% due 05/25/2047		2,207	2,213
6.029% due 02/25/2036		843	848
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047		1,275	1,276
5.400% due 02/25/2037		1,199	1,200
5.400% due 03/25/2037		1,214	1,215
5.410% due 08/25/2037		2,700	2,700
First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035		4,791	4,813
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		2,432	2,434
5.400% due 01/25/2047		1,446	1,447
5.590% due 11/25/2045		459	459
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		5,000	5,006
5.420% due 06/06/2020		260	261
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		1,340	1,341
5.450% due 04/19/2038		1,326	1,324
5.510% due 01/19/2038		4,257	4,264
5.560% due 03/19/2037		4,095	4,104
HSI Asset Securitization Corp. Trust
5.380% due 05/25/2037 (a)		2,000	2,000
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		1,202	1,203
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		1,398	1,399
Lehman ABS Mortgage Loan Trust
5.410% due 06/25/2037		1,100	1,101
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		1,982	1,983
MASTR Adjustable Rate Mortgages Trust
5.430% due 05/25/2047		846	847
Merrill Lynch Floating Trust
5.390% due 06/15/2022		1,601	1,603
Morgan Stanley Capital I
5.380% due 10/15/2020		2,693	2,697
Residential Accredit Loans, Inc.
5.420% due 09/25/2046		1,502	1,502
5.620% due 08/25/2035		1,209	1,212
Sequoia Mortgage Trust
4.081% due 04/20/2035		941	924
Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036		4,207	4,210
5.420% due 09/25/2047		1,091	1,090
5.450% due 03/25/2037		663	663
5.510% due 06/25/2036		1,029	1,030
5.540% due 05/25/2036		3,820	3,828
Structured Asset Securities Corp.
5.329% due 10/25/2035		1,386	1,384
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036		784	785
5.430% due 01/25/2037		1,203	1,204
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		2,470	2,470
5.440% due 04/25/2036		1,500	1,498
5.440% due 08/25/2036		12,279	12,274
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		25,155	25,168
Washington Mutual, Inc.
5.610% due 08/25/2045		253	253
5.724% due 10/25/2046		2,288	2,297
5.759% due 01/25/2047		1,416	1,415
5.839% due 12/25/2046		1,514	1,516
6.029% due 02/25/2046		1,699	1,702
6.229% due 11/25/2042		965	966
6.529% due 09/25/2046		4,667	4,686

Total Mortgage-Backed Securities (Cost $137,815)			137,913

ASSET-BACKED SECURITIES 10.0%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037		1,292	1,293
5.480% due 09/25/2035		1,081	1,082
ACE Securities Corp.
5.370% due 08/25/2036		2,482	2,484
5.370% due 12/25/2036		1,204	1,204
5.390% due 12/25/2035		1,059	1,060
5.400% due 10/25/2036		2,782	2,784
5.410% due 06/25/2037		1,172	1,172
5.430% due 10/25/2035		284	284
American Express Credit Account Master Trust
5.320% due 01/18/2011		1,350	1,349
5.430% due 09/15/2010		2,900	2,904
Americredit Prime Automobile Receivables Trust
5.322% due 06/09/2008		2,300	2,300
Argent Securities, Inc.
5.360% due 06/25/2036		373	373
5.370% due 09/25/2036		2,645	2,646
5.370% due 10/25/2036		5,471	5,474
5.390% due 04/25/2036		284	284
5.400% due 03/25/2036		1,259	1,260
Asset-Backed Funding Certificates
5.360% due 09/25/2036		3,583	3,585
5.380% due 10/25/2036		2,359	2,360
5.380% due 11/25/2036		1,067	1,068
5.380% due 01/25/2037		1,055	1,056
5.670% due 06/25/2034		6,540	6,559
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		913	913
5.370% due 12/25/2036		1,070	1,071
5.400% due 05/25/2037		1,163	1,163
Bank One Issuance Trust
5.430% due 02/15/2011		700	701
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		1,155	1,155
5.400% due 12/25/2035		342	342
5.400% due 10/25/2036		1,317	1,318
5.410% due 04/25/2036		700	700
5.520% due 09/25/2034		676	677
Carrington Mortgage Loan Trust
5.360% due 05/25/2036		710	711
5.370% due 01/25/2037		1,142	1,142
5.640% due 10/25/2035		1,276	1,280
Chase Credit Card Master Trust
5.430% due 10/15/2010		1,600	1,603
5.430% due 02/15/2011		1,500	1,503
5.440% due 02/15/2010		2,425	2,428
Chase Issuance Trust
5.330% due 12/15/2010		1,700	1,701
5.340% due 02/15/2012		1,155	1,156
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		1,800	1,764
5.456% due 01/15/2010		1,400	1,402
5.526% due 02/07/2010		1,100	1,102
Citibank Credit Card Master Trust I
6.050% due 01/15/2010		1,100	1,105
Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036		3,203	3,205
5.360% due 12/25/2036		1,314	1,314
5.370% due 11/25/2036		1,120	1,121
5.380% due 05/25/2037		2,200	2,201
5.390% due 01/25/2037		1,305	1,306
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046		7,285	7,287
5.370% due 01/25/2037		2,198	2,199
5.370% due 03/25/2037		3,820	3,822
5.370% due 05/25/2037		5,163	5,166
5.370% due 07/25/2037		1,387	1,388
5.370% due 08/25/2037		2,280	2,280
5.370% due 12/25/2046		3,087	3,090
5.370% due 03/25/2047		4,082	4,085
5.380% due 03/25/2037		3,736	3,738
5.380% due 09/25/2046		803	804
5.390% due 06/25/2036		845	845
5.390% due 07/25/2036		673	674
5.390% due 06/25/2037		1,214	1,215
5.400% due 06/25/2037		1,325	1,326
5.400% due 10/25/2037		1,079	1,080
5.420% due 09/25/2047		1,291	1,292
5.430% due 10/25/2046		5,500	5,502
5.450% due 07/25/2036		549	550
5.480% due 02/25/2036		1,290	1,291
5.500% due 09/25/2036		1,100	1,101
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		1,146	1,147
5.410% due 12/25/2037		1,139	1,139
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		2,186	2,187
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036		752	752
5.360% due 09/25/2036		809	810
5.360% due 01/25/2038		1,151	1,152
5.370% due 11/25/2036		9,578	9,584
5.370% due 12/25/2036		857	858
5.390% due 01/25/2036		479	480
5.390% due 12/25/2037		1,159	1,160
5.410% due 01/25/2036		1,632	1,634
First NLC Trust
5.390% due 08/25/2037		3,100	3,100
First USA Credit Card Master Trust
5.480% due 04/18/2011		1,100	1,103
Fremont Home Loan Trust
5.370% due 10/25/2036		1,109	1,109
5.380% due 01/25/2037		1,324	1,324
5.390% due 02/25/2037		4,957	4,959
5.490% due 01/25/2036		1,163	1,164
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036		1,964	1,966
GS Auto Loan Trust
5.344% due 07/15/2008		2,400	2,400
GSAA Trust
5.430% due 06/25/2035		901	901
GSAMP Trust
5.390% due 09/25/2036		3,000	3,002
5.390% due 10/25/2036		713	714
5.390% due 12/25/2036		1,289	1,290
5.430% due 11/25/2035		68	68
Harley-Davidson, Inc.
5.310% due 05/15/2008		946	947
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036		963	963
Home Equity Asset Trust
5.380% due 05/25/2037		1,320	1,320
5.430% due 02/25/2036		439	439
Home Equity Mortgage Trust
5.410% due 05/25/2036		141	141
5.430% due 02/25/2036		84	84
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008		963	964
5.342% due 11/15/2007		253	253
HSBC Asset Loan Obligation
5.380% due 12/25/2036		1,358	1,359
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036		1,351	1,350
5.370% due 12/25/2036		4,442	4,444
5.400% due 12/25/2035		1,125	1,126
Hyundai Auto Receivables Trust
5.348% due 11/15/2007		142	143
Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036		778	779
5.370% due 11/25/2036		2,147	2,148
5.380% due 04/25/2037		1,105	1,106
5.400% due 07/25/2037		1,200	1,200
5.410% due 03/25/2036		2,100	2,102
5.450% due 04/25/2037		996	997
IXIS Real Estate Capital Trust
5.380% due 08/25/2036		1,813	1,814
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036		1,088	1,089
5.370% due 08/25/2036		5,044	5,047
5.370% due 10/25/2036		1,390	1,388
5.380% due 04/01/2037		964	964
5.390% due 03/25/2036		1,057	1,058
5.390% due 11/25/2036		1,169	1,169
5.400% due 08/25/2036		2,720	2,722
5.400% due 03/25/2037		1,055	1,056
5.430% due 08/25/2036		5,200	5,203
5.530% due 06/25/2035		496	497
Lehman XS Trust
5.390% due 05/25/2046		698	698
5.400% due 04/25/2046		2,641	2,643
5.400% due 08/25/2046		4,209	4,213
5.400% due 11/25/2046		5,650	5,653
5.410% due 05/25/2046		3,188	3,189
5.440% due 11/25/2036		3,474	3,477
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036		547	547
5.360% due 07/25/2036		1,475	1,475
5.360% due 11/25/2036		1,158	1,159
5.380% due 10/25/2036		1,919	1,920
5.380% due 05/25/2046		1,112	1,113
5.390% due 03/25/2036		1,517	1,518
5.400% due 02/25/2036		893	893
5.410% due 01/25/2036		1,241	1,242
5.600% due 10/25/2034		3,308	3,314
MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036		946	946
5.370% due 03/25/2036		1,233	1,234
5.370% due 01/25/2037		1,398	1,398
5.380% due 10/25/2036		621	621
5.380% due 11/25/2036		1,303	1,304
5.400% due 01/25/2036		2,443	2,445
5.400% due 05/25/2037		1,100	1,101
5.470% due 11/25/2035		1,747	1,749
MBNA Credit Card Master Note Trust
5.440% due 08/16/2010		3,300	3,305
5.446% due 12/15/2009		1,100	1,101
Merrill Lynch First Franklin Mortgage Loan Trust
5.380% due 07/25/2037		1,500	1,500
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037		641	642
5.370% due 05/25/2037		3,686	3,687
5.380% due 10/25/2037		1,494	1,495
5.390% due 08/25/2036		3,448	3,448
5.390% due 02/25/2037		1,059	1,060
5.390% due 07/25/2037		3,835	3,837
5.400% due 09/25/2037		5,954	5,958
5.430% due 07/25/2036		995	996
Morgan Stanley ABS Capital I
5.360% due 06/25/2036		727	728
5.360% due 10/25/2036		1,326	1,327
5.360% due 01/25/2037		1,334	1,334
5.370% due 09/25/2036		2,534	2,534
5.370% due 10/25/2036		1,194	1,194
5.370% due 11/25/2036		2,395	2,395
5.380% due 03/25/2036		1,396	1,396
5.380% due 05/25/2037		2,269	2,270
5.390% due 02/25/2036		2,708	2,710
5.400% due 12/25/2035		138	138
5.440% due 02/25/2036		1,400	1,401
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		1,159	1,160
Nationstar Home Equity Loan Trust
5.380% due 03/25/2037		1,320	1,320
5.380% due 06/25/2037		1,100	1,100
Nelnet Student Loan Trust
5.340% due 09/25/2012		1,176	1,177
New Century Home Equity Loan Trust
5.390% due 08/25/2036		2,556	2,557
5.500% due 05/25/2036		1,400	1,401
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		585	585
Nissan Auto Lease Trust
5.347% due 12/14/2007		45	45
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036		302	302
Option One Mortgage Loan Trust
5.370% due 07/25/2036		716	716
5.370% due 01/25/2037		1,231	1,232
5.420% due 11/25/2035		101	101
Popular ABS Mortgage Pass-Through Trust
5.410% due 06/25/2047		1,187	1,187
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		1,044	1,045
5.390% due 02/25/2037		1,056	1,057
5.400% due 02/25/2036		850	850
5.400% due 10/25/2036		3,928	3,930
5.420% due 08/25/2046		943	943
Residential Asset Securities Corp.
5.360% due 06/25/2036		1,867	1,868
5.360% due 08/25/2036		2,669	2,670
5.380% due 04/25/2036		2,026	2,028
5.380% due 01/25/2037		1,297	1,297
5.390% due 02/25/2036		1,004	1,005
5.390% due 07/25/2036		3,606	3,607
5.390% due 11/25/2036		3,744	3,746
5.400% due 01/25/2036		992	992
5.400% due 10/25/2036		3,073	3,075
5.430% due 04/25/2037		1,243	1,244
Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035		283	284
SACO I, Inc.
5.400% due 04/25/2036		24	24
Saxon Asset Securities Trust
5.380% due 11/25/2036		5,482	5,484
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037		1,308	1,309
5.370% due 09/25/2036		1,233	1,234
5.380% due 03/25/2036		858	859
5.380% due 12/25/2036		1,604	1,604
5.400% due 11/25/2036		1,212	1,213
SLC Student Loan Trust
5.313% due 02/15/2015		4,700	4,699
SLM Student Loan Trust
3.800% due 12/15/2038		750	727
5.325% due 10/25/2012		2,313	2,314
5.325% due 07/25/2013		1,258	1,258
5.335% due 04/25/2012		1,558	1,559
5.335% due 04/25/2014		2,520	2,522
5.345% due 10/27/2014		1,260	1,261
5.345% due 10/25/2016		1,100	1,101
5.345% due 07/25/2017		1,100	1,101
5.345% due 10/25/2018		1,169	1,169
5.505% due 01/25/2017		991	997
Soundview Home Equity Loan Trust
5.370% due 10/25/2036		4,513	4,517
5.380% due 11/25/2036		2,771	2,771
5.380% due 12/25/2036		955	956
5.390% due 05/25/2036		249	249
5.400% due 01/25/2037		1,083	1,083
5.400% due 06/25/2037		1,071	1,072
5.420% due 10/25/2036		954	955
5.430% due 11/25/2035		49	49
5.550% due 06/25/2035		306	306
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		968	968
5.365% due 11/25/2037		1,184	1,184
5.380% due 02/25/2037		577	577
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		847	847
Structured Asset Securities Corp.
4.900% due 04/25/2035		705	703
5.370% due 10/25/2036		4,878	4,880
5.400% due 11/25/2035		703	704
5.400% due 01/25/2037		1,143	1,144
Triad Auto Receivables Owner Trust
5.303% due 06/12/2008		1,100	1,101
USAA Auto Owner Trust
5.337% due 07/11/2008		1,180	1,180
Wachovia Auto Owner Trust
5.337% due 06/20/2008		1,900	1,900
5.340% due 07/18/2008		1,600	1,600
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		1,224	1,224
5.380% due 10/25/2036		1,265	1,265
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,235	1,236
5.420% due 03/25/2037		1,261	1,262

Total Asset-Backed Securities (Cost $408,075)			408,275

SOVEREIGN ISSUES 11.9%
Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008		32,615	32,534
Banque Centrale de Tunisie
7.500% due 09/19/2007		12,650	12,746
Chile Government International Bond
5.625% due 07/23/2007		405	406
5.755% due 01/28/2008		17,400	17,439
Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		6,250	6,300
Guatemala Government Bond
8.500% due 08/03/2007		4,450	4,476
Korea Development Bank
3.875% due 03/02/2009		7,470	7,284
4.250% due 11/13/2007		11,100	11,033
4.750% due 07/20/2009		26,500	26,133
5.475% due 10/31/2008		28,500	28,480
5.490% due 04/03/2010		38,100	38,133
5.758% due 10/20/2009		39,613	39,895
Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,482
6.055% due 01/13/2009		174,000	175,088
Panama Government International Bond
8.250% due 04/22/2008		7,283	7,410
Russia Government International Bond
8.250% due 03/31/2010		32,934	34,258
Ukraine Government International Bond
8.775% due 08/05/2009		41,925	44,541
Venezuela Government International Bond
6.312% due 12/18/2007		738	740

Total Sovereign Issues (Cost $487,794)			488,378

FOREIGN CURRENCY-DENOMINATED ISSUES 8.6%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	4,051
Aries Vermoegensverwaltungs GmbH
7.362% due 10/25/2007	EUR	9,500	13,121
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	3,000	2,509
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		196,876	98,053
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		11,250	9,722
10.000% due 01/01/2012		302,555	152,757
Colombia Government International Bond
9.850% due 06/28/2027	COP	28,145,000	14,906
12.000% due 10/22/2015		13,500,000	7,892
Poland Government International Bond
5.750% due 03/24/2010	PLN	7,995	2,901
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,868
13.000% due 08/31/2010		93,700	14,639
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	224,500	21,298
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	242,789	9,987

Total Foreign Currency-Denominated Issues (Cost $339,434)			353,704

SHORT-TERM INSTRUMENTS 17.4%
Certificates of Deposit 3.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$3,100	3,101
BNP Paribas
5.262% due 05/28/2008		4,500	4,502
5.262% due 07/03/2008		6,900	6,899
5.270% due 09/23/2008		4,300	4,299
Calyon Financial, Inc.
5.340% due 01/16/2009		7,500	7,501
Dexia S.A.
5.270% due 09/29/2008		4,100	4,101
Fortis Bank NY
5.265% due 04/28/2008		1,800	1,801
5.265% due 06/30/2008		6,300	6,302
5.300% due 09/30/2008		4,100	4,101
HSBC Bank USA N.A.
5.410% due 07/28/2008		1,400	1,402
Nordea Bank Finland PLC
5.262% due 03/31/2008		1,800	1,800
5.308% due 05/28/2008		4,500	4,503
5.308% due 04/09/2009		8,300	8,305
Royal Bank of Canada
5.267% due 06/30/2008		14,200	14,212
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		9,400	9,400
5.265% due 03/26/2008		8,700	8,699
Skandinav Enskilda BK
5.270% due 08/21/2008		1,800	1,800
5.272% due 08/21/2008		3,200	3,200
5.340% due 08/21/2008		1,500	1,500
5.350% due 02/13/2009		4,600	4,604
Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008		1,800	1,803
Societe Generale NY
5.270% due 03/26/2008		8,700	8,700
5.271% due 06/30/2008		2,800	2,801
Unicredito Italiano NY
5.358% due 05/06/2008		4,800	4,801
5.360% due 05/29/2008		4,400	4,402

			124,539

Commercial Paper 14.1%
BNP Paribas Finance, Inc.
5.330% due 10/23/2007		44,600	44,600
Fannie Mae
5.080% due 07/02/2007		30,600	30,600
Freddie Mac
4.800% due 07/02/2007		135,800	135,800
General Electric Capital Corp.
5.200% due 11/06/2007		32,600	32,468
Societe Generale NY
5.210% due 11/26/2007		77,700	76,941
5.246% due 11/26/2007		28,500	28,164
UBS Finance Delaware LLC
5.200% due 10/23/2007		61,000	59,973
5.230% due 10/23/2007		53,900	53,665
Westpac Banking Corp.
5.240% due 11/05/2007		115,100	113,742

			575,953

Tri-party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007		6,754	6,754
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 5.400% due 09/18/2008 valued at $6,894. Repurchase proceeds are $6,757.)

Egypt Treasury Bills 0.1%
9.690% due 02/05/2008	EGP	40,000	6,740

Total Short-Term Instruments (Cost $713,958)			713,986

Total Investments (b) 101.3% (Cost $4,130,154)			$4,145,859
Other Assets and Liabilities (Net) (1.3%)			(52,017)

Net Assets 100.0%			$4,093,842

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $152,001 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	$7,500	$33

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010	BRL	17,000	$560
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		34,000	1,145
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		31,000	1,086
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		25,000	1,076
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		7,300	243
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		12,900	149
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		50,100	1,397
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012	CZK	47,690	(81)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	4,683,000	(74)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		4,666,667	(77)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	72
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	1,012
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	71
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,000	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	963
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		140,000	78
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	64
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	775
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	72

							$8,531

(d) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	47,368	05/2008	$0	$(23)	$(23)
Buy	BRL	46,460	10/2007	860	(56)	804
Buy		321,329	03/2008	11,727	0	11,727
Buy	CLP	52,553,984	11/2007	2,334	(70)	2,264
Sell		473,280	11/2007	0	(26)	(26)
Buy		31,723,817	03/2008	1	(288)	(287)
Buy	CNY	683,513	07/2007	1,558	0	1,558
Sell		683,513	07/2007	24	(219)	(195)
Buy		100,337	09/2007	264	0	264
Sell		22,893	09/2007	0	(41)	(41)
Buy		762	11/2007	2	0	2
Sell		37,640	11/2007	0	(28)	(28)
Buy		12,803	12/2007	0	(3)	(3)
Sell		24,402	12/2007	2	(3)	(1)
Buy		425,977	01/2008	36	(98)	(62)
Sell		1,440	01/2008	1	0	1
Buy		194,068	03/2009	0	(61)	(61)
Buy	COP	138,397,154	03/2008	3,681	(1,303)	2,378
Buy	CZK	148,232	07/2007	7	(29)	(22)
Sell		42,886	07/2007	0	(29)	(29)
Buy		2,501,624	09/2007	0	(2,264)	(2,264)
Buy		3,632,641	03/2008	27	(3,574)	(3,547)
Sell	EUR	10,986	07/2007	0	(144)	(144)
Buy	GBP	140	08/2007	1	0	1
Buy	HKD	557,403	07/2007	4	0	4
Sell		557,403	07/2007	36	0	36
Buy		557,403	08/2007	0	(32)	(32)
Buy	HUF	921,400	09/2007	20	0	20
Buy		14,465,657	11/2007	851	(19)	832
Buy	IDR	632,673,125	07/2007	928	(16)	912
Sell		5,627,250	07/2007	0	(13)	(13)
Buy		445,580,379	08/2007	445	(45)	400
Sell		10,484,550	08/2007	0	(6)	(6)
Buy		627,045,875	10/2007	562	0	562
Buy	ILS	387,692	12/2007	0	(934)	(934)
Buy	INR	1,275,671	10/2007	2,200	0	2,200
Buy		2,567,038	11/2007	614	(117)	497
Buy	JPY	875,629	07/2007	0	(103)	(103)
Buy	KRW	14,543,117	07/2007	86	0	86
Buy		33,337,782	08/2007	0	(11)	(11)
Sell		200,000	08/2007	0	(1)	(1)
Buy		22,786,913	09/2007	378	0	378
Buy		75,646,213	11/2007	303	0	303
Sell		68,997,540	11/2007	0	(340)	(340)
Buy	KWD	3,711	05/2008	24	(18)	6
Buy	KZT	1,180,855	07/2007	71	0	71
Buy		37,890	11/2007	0	(6)	(6)
Buy	MXN	1,698,723	09/2007	3,320	(16)	3,304
Buy		2,477,824	03/2008	6,056	(3)	6,053
Sell		132,396	03/2008	0	(305)	(305)
Buy	MYR	152,428	07/2007	708	0	708
Sell		152,428	07/2007	0	(85)	(85)
Buy		167,691	09/2007	201	(27)	174
Buy		179,789	10/2007	10	(76)	(66)
Buy		64,586	05/2008	3	(425)	(422)
Buy	PHP	3,427,944	08/2007	2,508	0	2,508
Buy		652,520	11/2007	1	(282)	(281)
Buy	PLN	1,099,306	09/2007	6,323	(176)	6,147
Buy		124,848	03/2008	1,490	(32)	1,458
Buy	RON	253,745	07/2007	9,345	0	9,345
Sell		253,745	07/2007	0	(1,919)	(1,919)
Buy		311,097	01/2008	1,710	(15)	1,695
Buy	RUB	1,301,516	08/2007	1,768	0	1,768
Sell		111,725	09/2007	0	(87)	(87)
Buy		34,828	11/2007	47	0	47
Buy		2,018,009	12/2007	2,295	0	2,295
Sell		314,388	12/2007	0	(395)	(395)
Buy		2,068,984	01/2008	1,374	0	1,374
Sell		31,311	01/2008	0	(42)	(42)
Buy	SAR	48,427	05/2008	1	(1)	0
Buy	SGD	35,481	07/2007	34	(174)	(140)
Sell		79	07/2007	1	0	1
Buy		176,034	08/2007	60	(621)	(561)
Buy		5,148	09/2007	0	(11)	(11)
Buy		202,221	10/2007	38	(1,602)	(1,564)
Buy		230,007	11/2007	10	(1,636)	(1,626)
Sell		461	11/2007	0	(1)	(1)
Buy	SKK	86,905	07/2007	144	0	144
Sell		22,722	07/2007	0	(75)	(75)
Buy		186,390	11/2007	0	(60)	(60)
Buy		3,418,420	03/2008	409	(553)	(144)
Buy	TRY	125,752	07/2007	12,792	0	12,792
Sell		1,792	07/2007	0	(177)	(177)
Buy		188,950	03/2008	4,485	0	4,485
Sell		5,224	03/2008	0	(314)	(314)
Buy	TWD	1,671,609	07/2007	354	0	354
Sell		14,697	07/2007	3	0	3
Buy		1,656,912	08/2007	0	(177)	(177)
Buy	ZAR	797,343	09/2007	2,019	(29)	1,990
Buy		607,820	03/2008	0	(1,124)	(1,124)

				$84,556	$(20,360)	$64,196

See accompanying notes

Schedule of Investments

Diversified Income Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 5.3%
Allied Waste North America, Inc.
5.320% due 01/15/2012		$1,555	$1,562
7.060% due 03/28/2014		1,408	1,413
7.110% due 03/28/2014		970	973
7.140% due 03/28/2014		516	518
7.150% due 03/28/2014		563	565
Amadeus Global Travel Distribution S.A.
7.830% due 04/08/2013		2,500	2,518
8.580% due 04/08/2014		2,500	2,525
Appleton Papers, Inc.
5.320% due 05/21/2014		333	334
5.340% due 05/21/2014		333	334
5.360% due 05/21/2014		333	334
Berry Plastics Holding Corp.
11.610% due 06/15/2014		4,500	4,480
Biomet, Inc.
6.000% due 03/08/2008		2,500	2,506
Boc Group, Inc.
7.360% due 05/31/2014		2,500	2,508
Community Health Corp.
4.000% due 07/02/2014		247	248
5.000% due 07/02/2014		3,753	3,761
CSC Holdings, Inc.
7.070% due 02/24/2013		4,710	4,714
7.070% due 03/29/2013		275	275
Dex Media East LLC
6.840% due 05/08/2009		147	147
6.850% due 05/08/2009		244	244
6.860% due 05/08/2009		1,608	1,608
Dex Media West LLC
6.820% due 09/09/2010		451	451
6.840% due 09/09/2010		848	848
6.860% due 09/09/2010		1,691	1,692
Dobson Communications Corp.
7.320% due 03/14/2014		15	15
7.360% due 03/14/2014		5,985	5,987
FCI Connectors
7.117% due 03/09/2013		2,500	2,499
Ford Motor Co.
8.360% due 11/29/2013		995	1,000
Fresenius Medical Care Capital Trust
6.725% due 03/22/2013		4,423	4,426
6.735% due 03/22/2013		577	578
General Motors Acceptance Corp.
7.725% due 11/17/2013		998	1,005
Georgia-Pacific Corp.
7.110% due 12/20/2012		7,900	7,927
Goodyear Tire & Rubber Co.
7.100% due 04/20/2014		5,000	4,982
Hawaiian Telcom Communications, Inc.
7.610% due 06/01/2014		1,700	1,698
HCA, Inc.
7.600% due 11/14/2013		2,494	2,508
Health Management Associates, Inc.
7.100% due 01/16/2014		4,000	4,009
Hertz Corp.
5.360% due 12/21/2012		222	223
7.090% due 12/20/2012		486	489
7.090% due 12/21/2012		75	76
7.110% due 12/21/2012		680	684
Ineos Group Holdings PLC
7.580% due 10/07/2012		2,000	2,007
7.580% due 10/07/2013		2,485	2,504
8.080% due 10/07/2014		2,485	2,514
Kingdom of Morocco
5.688% due 01/05/2009		29	30
Las Vegas Sands Corp.
3.000% due 05/15/2014		1,000	999
7.110% due 05/15/2014		4,000	3,996
Lukoil Finance Ltd.
6.020% due 01/11/2009		2,415	2,402
Metro-Goldwyn-Mayer, Inc.
8.600% due 04/08/2012		1,000	1,004
8.614% due 04/08/2012		6,970	6,995
MGM Mirage
6.505% due 10/03/2011		400	396
6.531% due 10/03/2011		400	396
6.555% due 10/03/2011		1,200	1,189
NRG Energy, Inc.
7.070% due 11/04/2012		2,121	2,116
OAO Rosneft Oil Co.
6.000% due 09/16/2007		22,000	22,031
RH Donnelley, Inc.
6.850% due 09/09/2010		322	322
6.850% due 06/30/2011		1,215	1,216
6.860% due 09/09/2010		564	564
6.860% due 06/30/2011		3,785	3,788
Shackleton Re Ltd.
12.875% due 08/01/2008		1,500	1,508
13.375% due 08/01/2008		500	504
SLM Corp.
6.000% due 06/30/2008		2,000	1,990
Thompson Learning, Inc.
5.000% due 06/27/2014		6,000	5,930
Travelport
8.000% due 08/23/2013		5,000	4,994
Tribune Co.
8.375% due 05/30/2014		4,750	4,649

Total Bank Loan Obligations (Cost $146,630)			146,708

CORPORATE BONDS & NOTES 50.2%
Banking & Finance 12.0%
ABX Financing Co.
6.350% due 10/15/2036		2,100	2,027
AES Ironwood LLC
8.857% due 11/30/2025		1,592	1,775
AES Red Oak LLC
8.540% due 11/30/2019		2,633	2,883
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	241
American Express Bank FSB
5.340% due 06/12/2009		3,000	3,001
American Honda Finance Corp.
4.500% due 05/26/2009		500	492
American International Group, Inc.
2.875% due 05/15/2008		1,000	978
5.360% due 06/23/2008		1,000	1,000
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		1,980	1,987
Banco Santander Chile
5.710% due 12/09/2009		5,000	5,028
Bank of America Corp.
3.875% due 01/15/2008		920	913
4.750% due 08/01/2015		1,400	1,310
BankAmerica Instit-A
8.070% due 12/31/2026		500	520
Bear Stearns Cos., Inc.
4.500% due 10/28/2010		1,000	968
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	475
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,050	2,147
C5 Capital SPV Ltd.
6.196% due 12/01/2049		200	199
C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,600	1,564
6.722% due 12/31/2049		2,000	1,952
Calabash Re II Ltd.
16.260% due 01/08/2010		1,000	1,041
Caterpillar Financial Services Corp.
4.500% due 06/15/2009		1,000	985
Citicorp
6.375% due 11/15/2008		400	405
Citigroup, Inc.
6.000% due 02/21/2012		650	663
Columbia University
6.875% due 12/15/2015		500	528
Commonwealth Bank of Australia
6.024% due 03/29/2049		3,400	3,325
ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012		2,800	2,771
Credit Agricole S.A.
5.360% due 05/28/2009		2,000	2,001
5.410% due 05/28/2010		10,000	10,007
DBS Bank Ltd.
5.580% due 05/16/2017		5,000	5,010
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		7,032	7,313
East Lane Re Ltd.
12.355% due 05/06/2011		1,000	1,005
Export-Import Bank of China
4.875% due 07/21/2015		2,050	1,946
5.250% due 07/29/2014		6,625	6,442
Ferrellgas Escrow LLC
6.750% due 05/01/2014		2,000	1,905
First Empire Capital Trust II
8.277% due 06/01/2027		500	521
Ford Motor Credit Co.
5.800% due 01/12/2009		5,840	5,719
6.625% due 06/16/2008		1,000	1,000
7.250% due 10/25/2011		1,300	1,252
7.800% due 06/01/2012		1,200	1,172
8.000% due 12/15/2016		11,770	11,292
Forest City Enterprises, Inc.
6.500% due 02/01/2017		1,000	952
7.625% due 06/01/2015		375	380
Foundation Re II Ltd.
12.110% due 11/26/2010		1,800	1,808
Frank Russell Co.
5.625% due 01/15/2009		500	502
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,400	1,429
General Electric Capital Corp.
5.400% due 03/16/2009		700	700
5.450% due 01/15/2013		5,000	4,954
5.470% due 04/10/2012		18,000	18,026
5.875% due 02/15/2012		500	506
General Motors Acceptance Corp.
6.510% due 09/23/2008		900	900
6.750% due 12/01/2014		4,650	4,459
8.000% due 11/01/2031		4,340	4,450
General RE Corp.
9.000% due 09/12/2009		500	535
GMAC LLC
6.625% due 05/15/2012		9,100	8,797
Goldman Sachs Group, Inc.
4.750% due 07/15/2013		1,225	1,161
5.250% due 10/15/2013		2,400	2,330
5.685% due 07/23/2009		2,150	2,162
5.700% due 09/01/2012		165	165
6.125% due 02/15/2033		45	43
7.350% due 10/01/2009		500	521
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		1,500	1,471
HBOS PLC
5.920% due 09/29/2049		7,500	7,045
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		4,435	4,612
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		2,900	3,081
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	374
5.430% due 09/21/2007		400	400
HSBC Capital Funding LP
4.610% due 12/29/2049		4,700	4,417
HSBC Finance Corp.
4.125% due 12/15/2008		500	491
4.750% due 07/15/2013		120	113
6.400% due 06/17/2008		950	959
HSBC Holdings PLC
6.500% due 05/02/2036		5,300	5,465
ICICI Bank Ltd.
5.750% due 01/12/2012		2,100	2,064
Industrial Bank of Korea
4.000% due 05/19/2014		30	29
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,592
6.875% due 11/04/2011		1,800	1,834
International Lease Finance Corp.
5.756% due 01/15/2010		3,000	3,025
J. Paul Getty Trust
5.875% due 10/01/2033		1,000	961
JPMorgan Chase & Co.
5.410% due 06/26/2009		500	501
Kazkommerts International BV
8.500% due 04/16/2013		350	358
KRATON Polymers LLC
8.125% due 01/15/2014		2,000	1,960
Lehman Brothers Holdings, Inc.
5.445% due 10/22/2008		2,000	2,003
Longpoint Re Ltd.
10.609% due 05/08/2010		1,600	1,600
MBNA Capital B
6.156% due 02/01/2027		3,000	2,998
MetLife, Inc.
5.375% due 12/15/2012		45	45
Mirage Resorts, Inc.
7.250% due 08/01/2017		1,400	1,379
Mizuho JGB Investment LLC
9.870% due 12/31/2049		600	624
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008		3,000	3,088
8.790% due 12/29/2049		450	463
Morgan Stanley
5.467% due 02/09/2009		700	701
5.484% due 01/18/2008		300	300
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,362
Mystic Re Ltd.
11.660% due 12/05/2008		1,100	1,094
14.360% due 12/05/2008		850	842
15.360% due 06/07/2011		1,000	1,002
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		750	710
7.250% due 03/01/2012		4,815	5,135
Nationwide Mutual Insurance Co.
8.250% due 12/01/2031		500	592
NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025		1,510	1,533
Pemex Finance Ltd.
9.690% due 08/15/2009		598	628
Petroleum Export Ltd.
4.623% due 06/15/2010		2,667	2,634
5.265% due 06/15/2011		7,298	7,123
Petroleum Export Ltd. II
6.340% due 06/20/2011		3,754	3,679
Rabobank Capital Funding II
5.260% due 12/31/2049		860	826
Residential Capital Corp.
6.375% due 06/30/2010		750	741
Residential Reinsurance 2007 Ltd.
12.610% due 06/07/2010		5,600	5,609
Rotech Healthcare, Inc.
9.500% due 04/01/2012		1,775	1,686
Royal Bank of Scotland Group PLC
5.750% due 07/06/2012		1,500	1,500
9.118% due 03/31/2049		500	544
RSHB Capital AG S.A. for OJSC Russian
Agricultural Bank
6.299% due 05/15/2017		7,420	7,281
6.875% due 11/29/2010		1,000	1,019
7.175% due 05/16/2013		2,350	2,453
Sally Holdings LLC
9.250% due 11/15/2014		1,000	1,008
Shackleton Re Ltd.
13.355% due 02/07/2008		500	507
Socgen Real Estate Co. LLC
7.640% due 12/29/2049		500	502
Spinnaker Capital Ltd.
16.860% due 06/15/2008		2,000	1,999
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		2,100	2,005
Swiss Bank Corp. NY
7.000% due 10/15/2015		500	543
Targeted Return Index Securities Trust
7.548% due 05/01/2016		3,828	3,768
Tenneco, Inc.
8.625% due 11/15/2014		3,150	3,260
10.250% due 07/15/2013		2,700	2,916
Textron Financial Corp.
5.450% due 01/11/2010		15,000	14,985
TNB Capital L Ltd.
5.250% due 05/05/2015		570	551
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	980
6.625% due 03/20/2017		4,400	4,274
7.500% due 07/18/2016		7,050	7,286
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		3,300	3,314
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,506
UBS Preferred Funding Trust V
6.243% due 05/12/2049		2,500	2,514
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	264
Universal City Development Partners
11.750% due 04/01/2010		500	531
Universal City Florida Holding Co. I
8.375% due 05/01/2010		500	514
Ventas Realty LP
6.500% due 06/01/2016		400	392
6.750% due 04/01/2017		1,785	1,772
8.750% due 05/01/2009		500	526
9.000% due 05/01/2012		800	878
Vita Capital III Ltd.
6.449% due 01/01/2011		3,150	3,154
VTB Capital S.A. for Vneshtorgbank
6.110% due 09/21/2007		10,100	10,110
8.255% due 07/30/2007		1,400	1,406
Wachovia Corp.
5.250% due 08/01/2014		500	486
Wells Fargo Capital X
5.950% due 12/15/2036		2,800	2,620
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	1,153

			330,213

Industrials 28.9%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		3,150	3,024
AES El Salvador Trust
6.750% due 02/01/2016		11,800	11,734
Albertson’s, Inc.
6.570% due 02/23/2028		800	688
7.450% due 08/01/2029		5,100	5,000
7.750% due 06/15/2026		2,150	2,179
Allied Waste North America, Inc.
7.250% due 03/15/2015		3,500	3,482
American Greetings Corp.
7.375% due 06/01/2016		3,500	3,552
AmeriGas Partners LP
7.125% due 05/20/2016		5,500	5,431
7.250% due 05/20/2015		500	497
Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011		500	509
Aramark Corp.
8.500% due 02/01/2015		4,470	4,571
Armor Holdings, Inc.
8.250% due 08/15/2013		325	344
ArvinMeritor, Inc.
8.125% due 09/15/2015		6,410	6,242
8.750% due 03/01/2012		1,760	1,786
AstraZeneca PLC
5.400% due 06/01/2014		500	492
Atlantic Richfield Co.
8.530% due 02/27/2012		500	561
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	941
BHP Billiton Finance USA Ltd.
5.250% due 12/15/2015		7,300	6,998
6.750% due 11/01/2013		1,500	1,578
Boise Cascade LLC
8.231% due 10/15/2012		500	502
Bombardier, Inc.
8.000% due 11/15/2014		4,400	4,576
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		6,310	6,420
Bowater Canada Finance
7.950% due 11/15/2011		2,950	2,791
Brinker International, Inc.
5.750% due 06/01/2014		500	477
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		100	100
Buhrmann U.S., Inc.
7.875% due 03/01/2015		700	693
8.250% due 07/01/2014		1,850	1,868
BW Group Ltd.
6.625% due 06/28/2017		760	764
C8 Capital SPV Ltd.
6.640% due 12/31/2011		22,900	22,558
6.640% due 12/31/2049		6,100	6,012
Caesars Entertainment, Inc.
7.000% due 04/15/2013		500	524
7.500% due 09/01/2009		5,000	5,115
8.875% due 09/15/2008		335	345
CanWest Media, Inc.
8.000% due 09/15/2012		1,803	1,799
CBS Corp.
5.625% due 08/15/2012		3,500	3,445
Celestica, Inc.
7.875% due 07/01/2011		1,100	1,072
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011		1,500	1,601
Chart Industries, Inc.
9.125% due 10/15/2015		1,300	1,371
Charter Communications Holdings II LLC
10.250% due 09/15/2010		1,000	1,050
Charter Communications Operating LLC
8.375% due 04/30/2014		2,900	2,965
Chemtura Corp.
6.875% due 06/01/2016		2,600	2,470
Chesapeake Energy Corp.
6.625% due 01/15/2016		2,250	2,177
6.875% due 01/15/2016		2,760	2,712
Cisco Systems, Inc.
5.500% due 02/22/2016		500	489
Citic Resources Finance Ltd.
6.750% due 05/15/2014		600	580
Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010		500	483
CODELCO, Inc.
5.625% due 09/21/2035		12,000	11,111
6.150% due 10/24/2036		12,100	11,899
Colorado Interstate Gas Co.
6.800% due 11/15/2015		2,300	2,377
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	352
Comcast Cable Communications, Inc.
6.200% due 11/15/2008		100	101
6.875% due 06/15/2009		1,095	1,122
7.125% due 06/15/2013		2,130	2,260
Comcast Corp.
5.300% due 01/15/2014		2,000	1,930
5.500% due 03/15/2011		500	498
5.900% due 03/15/2016		2,900	2,853
6.500% due 01/15/2015		100	103
7.050% due 03/15/2033		200	207
Communications & Power Industries, Inc.
8.000% due 02/01/2012		500	508
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		550	560
Conoco Funding Co.
7.250% due 10/15/2031		2,500	2,832
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		2,400	2,262
Corrections Corp. of America
7.500% due 05/01/2011		150	153
Cox Communications, Inc.
7.125% due 10/01/2012		725	767
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		425	431
7.750% due 11/15/2015		525	530
CSC Holdings, Inc.
7.625% due 04/01/2011		2,300	2,294
7.875% due 02/15/2018		5,389	5,227
8.125% due 08/15/2009		25	26
CVS Caremark Corp.
5.660% due 06/01/2010		2,000	2,002
DaimlerChrysler N.A. Holding Corp.
5.840% due 09/10/2007		1,632	1,633
DaVita, Inc.
7.250% due 03/15/2015		3,400	3,374
Delhaize America, Inc.
8.050% due 04/15/2027		600	629
9.000% due 04/15/2031		3,695	4,483
Delta Air Lines, Inc.
7.379% due 11/18/2011		4,685	4,752
Dex Media West LLC
9.875% due 08/15/2013		2,980	3,204
DirecTV Holdings LLC
8.375% due 03/15/2013		370	389
Dow Chemical Co.
5.750% due 12/15/2008		105	105
6.000% due 10/01/2012		250	253
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		100	101
DRS Technologies, Inc.
7.625% due 02/01/2018		3,500	3,552
Dynegy Holdings, Inc.
7.750% due 06/01/2019		3,350	3,132
8.375% due 05/01/2016		9,420	9,255
EchoStar DBS Corp.
5.750% due 10/01/2008		3,900	3,900
7.125% due 02/01/2016		7,125	7,000
El Paso Corp.
7.000% due 06/15/2017		11,500	11,432
7.750% due 06/15/2010		300	313
7.750% due 01/15/2032		1,100	1,114
7.875% due 06/15/2012		620	651
8.050% due 10/15/2030		2,550	2,692
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,400	1,376
Enterprise Products Operating LP
4.000% due 10/15/2007		700	697
4.625% due 10/15/2009		1,100	1,078
4.950% due 06/01/2010		600	590
Ferrellgas Partners LP
8.750% due 06/15/2012		4,120	4,264
Fisher Communications, Inc.
8.625% due 09/15/2014		500	535
Ford Motor Co.
7.450% due 07/16/2031		5,425	4,360
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		2,077	2,222
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		4,360	4,186
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		1,260	1,310
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000	985
Gaz Capital for Gazprom
6.212% due 11/22/2016		6,750	6,592
8.625% due 04/28/2034		33,540	41,952
Gazprom International S.A.
7.201% due 02/01/2020		5,103	5,277
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		2,599	2,580
General Motors Corp.
8.250% due 07/15/2023		5,325	4,879
8.800% due 03/01/2021		3,000	2,850
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		2,370	2,364
Georgia-Pacific Corp.
7.125% due 01/15/2017		6,250	6,031
8.000% due 01/15/2024		5,720	5,577
8.125% due 05/15/2011		800	821
Goodyear Tire & Rubber Co.
8.625% due 12/01/2011		602	637
9.000% due 07/01/2015		682	738
Graphic Packaging International
8.500% due 08/15/2011		1,900	1,952
Greif, Inc.
6.750% due 02/01/2017		5,300	5,207
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		600	645
Hanover Compressor Co.
8.625% due 12/15/2010		500	518
Hanover Equipment Trust
8.500% due 09/01/2008		443	443
8.750% due 09/01/2011		2,000	2,065
HCA, Inc.
6.750% due 07/15/2013		4,450	4,061
7.190% due 11/15/2015		1,700	1,541
9.125% due 11/15/2014		6,000	6,322
9.250% due 11/15/2016		5,000	5,338
9.625% due 11/15/2016 (b)		4,000	4,310
Health Management Associates, Inc.
6.125% due 04/15/2016		2,120	2,006
Hertz Corp.
8.875% due 01/01/2014		1,300	1,362
Hess Corp.
6.650% due 08/15/2011		810	838
7.300% due 08/15/2031		425	457
Hewlett-Packard Co.
6.500% due 07/01/2012		500	522
HJ Heinz Co.
6.428% due 12/01/2008		5,100	5,153
Horizon Lines LLC
9.000% due 11/01/2012		1,182	1,256
Hospira, Inc.
4.950% due 06/15/2009		500	495
Host Marriott LP
6.750% due 06/01/2016		900	886
7.000% due 08/15/2012		2,000	2,012
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		3,000	2,977
Idearc, Inc.
8.000% due 11/15/2016		2,800	2,842
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,800	1,768
Ingles Markets, Inc.
8.875% due 12/01/2011		2,525	2,629
Intelsat Bermuda Ltd.
9.250% due 06/15/2016		5,400	5,764
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		1,000	1,020
Invensys PLC
9.875% due 03/15/2011		96	103
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		900	922
8.800% due 01/30/2017		2,200	2,360
Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013		2,150	2,096
8.250% due 10/01/2012		279	278
L-3 Communications Corp.
6.375% due 10/15/2015		1,500	1,425
7.625% due 06/15/2012		5,060	5,205
Lyondell Chemical Co.
8.000% due 09/15/2014		2,500	2,581
8.250% due 09/15/2016		2,550	2,678
Mandalay Resort Group
9.375% due 02/15/2010		1,534	1,626
9.500% due 08/01/2008		750	776
10.250% due 08/01/2007		100	100
Marathon Oil Corp.
6.000% due 07/01/2012		500	507
MGM Mirage
7.500% due 06/01/2016		4,690	4,473
8.375% due 02/01/2011		3,225	3,314
Miller Brewing Co.
5.500% due 08/15/2013		1,000	985
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		28,250	32,804
Nalco Co.
7.750% due 11/15/2011		2,825	2,860
8.875% due 11/15/2013		400	417
Norampac, Inc.
6.750% due 06/01/2013		1,170	1,122
Norfolk Southern Corp.
5.640% due 05/17/2029		164	149
7.800% due 05/15/2027		6	7
Nortel Networks Ltd.
10.125% due 07/15/2013		3,200	3,448
10.750% due 07/15/2016		2,100	2,331
Northwest Airlines, Inc.
7.626% due 10/01/2011		1,507	1,511
Northwest Pipeline Corp.
7.000% due 06/15/2016		5,000	5,238
Novelis, Inc.
7.250% due 02/15/2015		2,843	2,932
OPTI Canada, Inc.
8.250% due 12/15/2014		2,640	2,693
Oracle Corp.
5.000% due 01/15/2011		15,000	14,796
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014		3,750	3,675
8.750% due 11/15/2012		1,450	1,519
8.875% due 02/15/2009		4,559	4,662
Peabody Energy Corp.
7.375% due 11/01/2016		2,040	2,091
Pemex Project Funding Master Trust
5.750% due 12/15/2015		10,110	9,931
5.960% due 12/03/2012		7,100	7,201
6.625% due 06/15/2035		420	427
6.660% due 06/15/2010		700	719
7.156% due 10/15/2009		2,600	2,697
7.375% due 12/15/2014		3,406	3,719
8.000% due 11/15/2011		1,800	1,958
8.625% due 02/01/2022		2,117	2,614
9.125% due 10/13/2010		500	551
9.250% due 03/30/2018		4,068	5,075
9.375% due 12/02/2008		203	214
Petrobras International Finance Co.
6.125% due 10/06/2016		500	492
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		6,000	4,566
5.375% due 04/12/2027		2,800	1,862
Petronas Capital Ltd.
7.000% due 05/22/2012		250	264
Pilgrim’s Pride Corp.
7.625% due 05/01/2015		955	957
Pioneer Natural Resources Co.
6.875% due 05/01/2018		2,000	1,906
Plains Exploration & Production Co.
7.000% due 03/15/2017		2,000	1,905
Premark International, Inc.
6.875% due 11/15/2008		500	510
Quiksilver, Inc.
6.875% due 04/15/2015		2,810	2,655
Qwest Communications International, Inc.
7.500% due 02/15/2014		20,125	20,477
Reynolds American, Inc.
6.750% due 06/15/2017		1,050	1,055
7.625% due 06/01/2016		8,850	9,415
RH Donnelley Corp.
8.875% due 01/15/2016		2,850	2,978
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	1,010
Rogers Cable, Inc.
6.750% due 03/15/2015		2,450	2,530
Rowan Cos., Inc.
5.880% due 03/15/2012		3,179	3,214
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		1,300	1,279
7.500% due 10/15/2027		2,475	2,368
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		500	552
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		5,000	5,364
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,125	2,922
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	485
SemGroup LP
8.750% due 11/15/2015		5,150	5,202
Sensata Technologies BV
8.000% due 05/01/2014		2,940	2,852
Service Corp. International
7.625% due 10/01/2018		3,070	3,124
Sino-Forest Corp.
9.125% due 08/17/2011		1,000	1,065
Smurfit Capital Funding PLC
7.500% due 11/20/2025		1,500	1,519
Smurfit Kappa Funding PLC
9.625% due 10/01/2012		209	220
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017		690	673
8.375% due 07/01/2012		5,150	5,182
Southern Natural Gas Co.
6.700% due 10/01/2007		1,000	1,008
Spansion, Inc.
8.485% due 06/01/2013		400	402
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		500	521
Station Casinos, Inc.
6.875% due 03/01/2016		2,913	2,585
7.750% due 08/15/2016		1,450	1,443
Sungard Data Systems, Inc.
9.125% due 08/15/2013		3,400	3,498
Superior Essex Communications LLC
9.000% due 04/15/2012		1,000	1,025
Target Corp.
4.875% due 05/15/2018		250	231
Tenet Healthcare Corp.
6.375% due 12/01/2011		300	276
9.875% due 07/01/2014		750	746
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		3,400	3,341
Tesoro Corp.
6.500% due 06/01/2017		2,300	2,260
Time Warner, Inc.
6.750% due 04/15/2011		4,000	4,140
6.875% due 05/01/2012		2,625	2,741
7.700% due 05/01/2032		200	217
TransDigm, Inc.
7.750% due 07/15/2014		1,000	1,015
Transocean, Inc.
5.560% due 09/05/2008		300	300
Triad Hospitals, Inc.
7.000% due 11/15/2013		3,393	3,576
Trinity Industries, Inc.
6.500% due 03/15/2014		800	786
TRW Automotive, Inc.
7.000% due 03/15/2014		5,735	5,491
7.250% due 03/15/2017		2,200	2,106
Tyco International Group S.A.
6.375% due 10/15/2011		445	459
6.750% due 02/15/2011		500	524
United Airlines, Inc.
6.201% due 03/01/2010		481	486
7.336% due 07/02/2019		500	505
10.850% due 02/19/2015 (a)		1,124	589
United Surgical Partners International, Inc.
8.875% due 05/01/2017		150	151
Vale Overseas Ltd.
6.250% due 01/11/2016		3,200	3,190
6.250% due 01/23/2017		2,900	2,891
6.875% due 11/21/2036		27,745	27,958
8.250% due 01/17/2034		20,500	24,081
Verso Paper Holdings LLC
9.125% due 08/01/2014		1,700	1,764
11.375% due 08/01/2016		1,985	2,129
Viacom, Inc.
5.750% due 04/30/2011		5,300	5,297
Vitro SAB de C.V.
8.625% due 02/01/2012		3,500	3,570
9.125% due 02/01/2017		5,800	5,974
Wal-Mart Stores, Inc.
4.125% due 02/15/2011		1,000	961
8.800% due 12/30/2014		500	580
Walt Disney Co.
6.200% due 06/20/2014		500	518
6.375% due 03/01/2012		640	664
Waste Management, Inc.
7.375% due 08/01/2010		900	944
7.650% due 03/15/2011		270	287
Williams Cos., Inc.
6.375% due 10/01/2010		1,500	1,511
7.500% due 01/15/2031		3,500	3,640
7.625% due 07/15/2019		1,500	1,590
7.750% due 06/15/2031		115	122
7.875% due 09/01/2021		5,000	5,400
Williams Partners LP
7.250% due 02/01/2017		2,600	2,626
Wyeth
6.450% due 02/01/2024		300	310
Wynn Las Vegas LLC
6.625% due 12/01/2014		5,070	4,912
Xerox Corp.
9.750% due 01/15/2009		300	317

			792,278

Utilities 9.3%
AES Corp.
8.750% due 05/15/2013		6,040	6,402
America Movil SAB de C.V.
5.500% due 03/01/2014		3,380	3,320
5.750% due 01/15/2015		15,400	15,269
American Cellular Corp.
10.000% due 08/01/2011		235	247
AT&T Corp.
6.000% due 03/15/2009		260	262
7.300% due 11/15/2011		947	1,009
Beaver Valley II Funding
9.000% due 06/01/2017		319	356
BellSouth Corp.
5.460% due 08/15/2008		300	300
6.875% due 10/15/2031		2,500	2,580
British Telecommunications PLC
8.625% due 12/15/2010		2,240	2,450
Carolina Power & Light Co.
5.125% due 09/15/2013		750	727
Cincinnati Bell, Inc.
8.375% due 01/15/2014		5,050	5,126
Citizens Communications Co.
7.000% due 11/01/2025		400	361
7.875% due 01/15/2027		1,750	1,711
9.000% due 08/15/2031		2,770	2,867
Complete Production Services, Inc.
8.000% due 12/15/2016		600	609
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655	687
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,459
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,437
Dominion Resources, Inc.
5.687% due 05/15/2008		2,600	2,604
5.700% due 09/17/2012		260	260
Duke Energy Corp.
5.300% due 10/01/2015		1,500	1,453
5.625% due 11/30/2012		225	225
Edison Mission Energy
7.000% due 05/15/2017		860	815
7.200% due 05/15/2019		3,600	3,402
7.625% due 05/15/2027		4,725	4,489
Embarq Corp.
7.082% due 06/01/2016		6,150	6,195
Empresa Nacional de Electricidad S.A.
8.625% due 08/01/2015		9,000	10,363
Entergy Arkansas, Inc.
4.500% due 06/01/2010		4,500	4,373
Entergy Gulf States, Inc.
5.700% due 06/01/2015		100	96
5.760% due 12/01/2009		2,600	2,600
6.110% due 12/08/2008		3,500	3,511
Florida Power Corp.
5.760% due 11/14/2008		5,000	5,009
France Telecom S.A.
7.750% due 03/01/2011		2,500	2,673
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		5,050	5,315
Homer City Funding LLC
8.734% due 10/01/2026		4,090	4,519
Insight Midwest LP
9.750% due 10/01/2009		260	263
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		3,200	3,280
8.625% due 11/14/2011		4,125	4,434
KT Corp.
4.875% due 07/15/2015		3,000	2,804
Majapahit Holding BV
7.250% due 10/17/2011		8,200	8,333
7.250% due 06/28/2017		400	401
7.750% due 10/17/2016		600	611
7.875% due 06/29/2037		400	403
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	303
Midwest Generation LLC
8.560% due 01/02/2016		355	379
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,031
Nevada Power Co.
5.875% due 01/15/2015		450	442
6.500% due 05/15/2018		8,025	8,148
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,394
Nextel Communications, Inc.
7.375% due 08/01/2015		4,625	4,627
NiSource Finance Corp.
5.930% due 11/23/2009		7,000	7,015
NRG Energy, Inc.
7.250% due 02/01/2014		700	704
7.375% due 02/01/2016		5,500	5,528
7.375% due 01/15/2017		1,700	1,711
NSTAR Electric Co.
7.800% due 05/15/2010		500	530
Ohio Edison Co.
5.647% due 06/15/2009		1,500	1,502
Pedernales Electric Cooperative
5.952% due 11/15/2022		500	496
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		3,600	3,513
Progress Energy, Inc.
7.000% due 10/30/2031		170	182
7.100% due 03/01/2011		4,796	5,030
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,200	1,277
PSEG Power LLC
3.750% due 04/01/2009		3,000	2,913
5.500% due 12/01/2015		900	867
6.950% due 06/01/2012		270	283
7.750% due 04/15/2011		1,000	1,068
Qwest Corp.
7.250% due 09/15/2025		2,250	2,256
7.250% due 10/15/2035		1,550	1,507
7.500% due 10/01/2014		5,000	5,150
7.500% due 06/15/2023		2,000	2,010
8.875% due 03/15/2012		1,790	1,938
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		1,680	1,640
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		470	437
6.332% due 09/30/2027		11,800	11,579
Reliant Energy, Inc.
6.750% due 12/15/2014		3,850	3,946
7.625% due 06/15/2014		3,725	3,651
7.875% due 06/15/2017		5,450	5,327
9.250% due 07/15/2010		0	1
Rural Cellular Corp.
9.875% due 02/01/2010		9,820	10,311
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,676
South Point Energy Center LLC
8.400% due 05/30/2012 (g)		1,009	998
TECO Energy, Inc.
6.750% due 05/01/2015		7,050	7,226
7.500% due 06/15/2010		1,300	1,359
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,850	1,807
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		13,050	13,654
Verizon Communications, Inc.
5.550% due 02/15/2016		400	390
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	466
Verizon New England, Inc.
6.500% due 09/15/2011		625	642
Verizon New York, Inc.
6.875% due 04/01/2012		25	26
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011		500	499
Virginia Electric & Power Co.
4.750% due 03/01/2013		245	233

			254,282

Total Corporate Bonds & Notes (Cost $1,390,821)			1,376,773

MUNICIPAL BONDS & NOTES 0.1%
Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028		1,000	1,005
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027		2,000	757
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011		500	506
Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014		500	482
New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012		500	489

Total Municipal Bonds & Notes (Cost $3,325)			3,239

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
4.000% due 08/01/2018 - 08/01/2020		4,493	4,180
4.259% due 02/01/2035		721	721
4.500% due 02/01/2035 - 08/01/2035		2,237	2,038
5.000% due 12/01/2013 - 02/01/2036		11,138	10,788
5.175% due 04/01/2036		560	559
5.245% due 03/01/2036		548	547
5.500% due 12/01/2032 - 07/01/2037		94,774	91,706
5.770% due 10/18/2030		18	18
5.820% due 03/25/2017		122	124
6.000% due 04/01/2016 - 05/01/2037		168,461	166,765
6.133% due 03/01/2044		229	232
6.278% due 03/01/2011		420	430
6.335% due 12/01/2036		277	280
6.500% due 08/01/2011 - 12/01/2029		314	319
6.850% due 12/18/2027		269	275
7.218% due 09/01/2031		35	35
8.000% due 06/01/2008		33	34
Federal Farm Credit Bank
7.561% due 11/29/2049		500	536
Federal Home Loan Bank
4.060% due 08/25/2009		299	293
Freddie Mac
4.000% due 04/15/2022		885	878
5.000% due 06/15/2016 - 09/15/2024		1,976	1,966
5.500% due 03/15/2017 - 09/15/2017		4,290	4,284
5.550% due 07/15/2037		8,200	8,199
5.770% due 05/01/2023		40	40
5.820% due 09/15/2030		65	65
6.227% due 10/25/2044 - 02/25/2045		446	449
6.427% due 07/25/2044		689	695
6.500% due 07/25/2043		24	24
7.000% due 06/15/2013		33	34
7.500% due 06/01/2024		8	8
Ginnie Mae
2.876% due 06/16/2012		13	13
3.956% due 09/16/2021		487	478
4.045% due 07/16/2020		726	712
4.385% due 08/16/2030		1,500	1,473
4.500% due 08/15/2033		49	45
4.750% due 07/20/2026		47	47
5.125% due 11/20/2023 - 11/20/2026		72	72
5.133% due 06/16/2023		380	379
5.375% due 03/20/2026 - 05/20/2026		111	112
6.125% due 11/20/2027		45	46
6.569% due 09/16/2026		1,000	1,027
7.000% due 09/20/2007		2	2
8.000% due 09/15/2007 - 03/20/2030		104	111
8.500% due 07/20/2030 - 03/20/2031		27	29
9.000% due 10/15/2008 - 11/15/2008		4	4
9.250% due 12/20/2019 - 06/20/2021		22	24
9.500% due 07/15/2009 - 12/20/2020		9	10
10.000% due 07/15/2013		17	19
New Valley Generation
7.299% due 03/15/2019		822	898
Private Export Funding Corp.
4.550% due 05/15/2015		750	712
5.750% due 01/15/2008		500	501
Small Business Administration
4.340% due 03/01/2024		300	278
4.504% due 02/10/2014		123	117
5.130% due 09/01/2023		58	57
5.886% due 09/01/2011		418	421
6.030% due 02/10/2012		2,375	2,394
6.900% due 12/01/2020		1,127	1,166
7.150% due 03/01/2017		596	613
7.300% due 05/01/2017		448	462
7.640% due 03/01/2010		95	97
Vendee Mortgage Trust
6.000% due 12/15/2030		1,000	1,003

Total U.S. Government Agencies (Cost $315,238)			309,844

U.S. TREASURY OBLIGATIONS 0.9%
Treasury Inflation Protected Securities (d)
2.000% due 07/15/2014		2,302	2,211
2.000% due 01/15/2026		312	283
2.375% due 04/15/2011		312	309
2.375% due 01/15/2027		21,416	20,573
U.S. Treasury Notes
3.375% due 02/15/2008		300	297
4.375% due 01/31/2008		900	897

Total U.S. Treasury Obligations (Cost $25,357)			24,570

MORTGAGE-BACKED SECURITIES 2.9%
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034		57	57
4.773% due 01/25/2034		25	25
5.329% due 02/25/2033		28	28
5.626% due 02/25/2033		121	121
Bear Stearns Alt-A Trust
5.377% due 05/25/2035		161	160
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032		500	528
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033		129	129
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		281	283
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		7	7
Countrywide Home Loan Mortgage Pass-Through Trust
3.790% due 10/19/2032		29	29
5.550% due 05/25/2035		423	423
5.590% due 05/25/2034		2	2
Credit Suisse Mortgage Capital Certificates
5.681% due 02/15/2039		5,000	4,960
CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036		11,500	11,050
5.435% due 09/15/2034		525	522
Denver Arena Trust
6.940% due 11/15/2019		311	312
General Electric Capital Assurance Co.
5.254% due 05/12/2035		1,000	977
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	12,047
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		8,200	8,209
6.620% due 10/18/2030		352	355
6.624% due 05/03/2018		600	624
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034		14,800	14,395
5.506% due 12/12/2044		4,985	4,924
MASTR Adjustable Rate Mortgages Trust
5.047% due 11/25/2033		109	110
5.125% due 08/25/2034		238	235
Morgan Stanley Capital I
5.332% due 12/15/2043		10,000	9,613
Salomon Brothers Mortgage Securities VII, Inc.
5.820% due 05/25/2032		120	121
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036		4,075	4,083
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020		3,080	3,081
Washington Mutual, Inc.
4.816% due 10/25/2032		6	6
5.474% due 02/27/2034		27	26
5.860% due 12/25/2027		639	640
6.029% due 08/25/2046		1,437	1,440
6.429% due 06/25/2042		40	40
Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033		25	25

Total Mortgage-Backed Securities (Cost $80,852)			79,587

ASSET-BACKED SECURITIES 0.6%
ACE Securities Corp.
5.400% due 02/25/2036		331	331
Argent Securities, Inc.
5.400% due 03/25/2036		113	113
CPL Transition Funding LLC
6.250% due 01/15/2017		750	779
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750	782
First NLC Trust
5.440% due 02/25/2036		309	309
GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035		15	15
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	671
JPMorgan Mortgage Acquisition Corp.
5.380% due 04/01/2037		482	482
Long Beach Mortgage Loan Trust
5.390% due 03/25/2036		253	253
5.410% due 01/25/2036		404	404
Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010		461	457
MASTR Asset-Backed Securities Trust
5.430% due 11/25/2035		868	869
Morgan Stanley ABS Capital I
5.390% due 02/25/2036		851	852
NPF XII, Inc.
2.232% due 10/01/2003 (a)		1,000	5
Public Service New Hampshire Funding LLC
5.730% due 11/01/2010		171	172
Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036		267	268
Residential Asset Securities Corp.
5.390% due 07/25/2036		879	880
5.400% due 01/25/2036		302	302
SLM Student Loan Trust
5.335% due 04/25/2014		3,734	3,736
5.505% due 01/25/2017		1,074	1,080
Structured Asset Securities Corp.
5.450% due 12/25/2035		384	384
USAA Auto Owner Trust
5.337% due 07/11/2008		2,500	2,500
West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008		373	377

Total Asset-Backed Securities (Cost $16,022)			16,021

SOVEREIGN ISSUES 10.2%
Argentina Bonos
5.475% due 08/03/2012		35,255	25,780
Banque Centrale de Tunisie
7.375% due 04/25/2012		3,375	3,617
7.500% due 09/19/2007		2,500	2,519
8.250% due 09/19/2027		570	681
Brazilian Government International Bond
7.125% due 01/20/2037		3,335	3,610
7.875% due 03/07/2015		5,440	6,030
8.250% due 01/20/2034		12,970	15,960
8.750% due 02/04/2025		2,830	3,509
8.875% due 10/14/2019		8,400	10,219
8.875% due 04/15/2024		2,157	2,691
10.125% due 05/15/2027		650	918
Chile Government International Bond
5.500% due 01/15/2013		635	630
China Development Bank
5.000% due 10/15/2015		500	478
Colombia Government International Bond
7.375% due 01/27/2017		4,300	4,672
7.375% due 09/18/2037		3,900	4,339
8.250% due 12/22/2014		5,200	5,842
10.000% due 01/23/2012		941	1,089
10.375% due 01/28/2033		275	407
10.750% due 01/15/2013		8,800	10,789
11.750% due 02/25/2020		725	1,075
Croatia Government International Bond
6.212% due 07/31/2010		97	97
Ecuador Government International Bond
10.000% due 08/15/2030		13,135	10,836
Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,125
10.250% due 11/08/2011		1,000	1,162
Hong Kong Government International Bond
5.125% due 08/01/2014		750	730
Indonesia Government International Bond
6.875% due 03/09/2017		5,700	5,914
Korea Development Bank
4.250% due 11/13/2007		2,467	2,452
4.750% due 07/20/2009		2,250	2,219
5.475% due 10/31/2008		500	500
5.640% due 11/22/2012		7,500	7,531
5.750% due 09/10/2013		385	385
5.758% due 10/20/2009		1,800	1,813
Korea Highway Corp.
4.875% due 04/07/2014		1,540	1,466
5.125% due 05/20/2015		750	718
Malaysia Government International Bond
8.750% due 06/01/2009		255	270
Mexico Government International Bond
5.625% due 01/15/2017		1,144	1,123
6.750% due 09/27/2034		240	257
7.500% due 04/08/2033		840	976
8.000% due 09/24/2022		45	54
9.875% due 02/01/2010		115	127
11.500% due 05/15/2026		1,000	1,598
Pakistan Government International Bond
7.125% due 03/31/2016		3,600	3,582
Panama Government International Bond
6.700% due 01/26/2036		14,824	15,195
7.250% due 03/15/2015		2,325	2,499
8.875% due 09/30/2027		2,600	3,283
9.375% due 07/23/2012		1,843	2,119
9.375% due 04/01/2029		75	100
9.625% due 02/08/2011		442	497
Peru Government International Bond
6.550% due 03/14/2037		307	309
8.375% due 05/03/2016		3,870	4,518
8.750% due 11/21/2033		1,000	1,300
Poland Government International Bond
4.000% due 10/27/2024		55	50
Republic of Korea
4.875% due 09/22/2014		2,100	2,013
Russia Government International Bond
7.500% due 03/31/2030		9,031	9,962
8.250% due 03/31/2010		4,333	4,508
11.000% due 07/24/2018		500	697
12.750% due 06/24/2028		500	882
Socialist Republic of Vietnam
4.000% due 03/12/2028		10,000	8,533
6.875% due 01/15/2016		3,000	3,121
South Africa Government International Bond
5.875% due 05/30/2022		750	735
6.500% due 06/02/2014		7,500	7,744
7.375% due 04/25/2012		2,730	2,907
Ukraine Government International Bond
6.875% due 03/04/2011		780	799
7.650% due 06/11/2013		9,975	10,581
8.775% due 08/05/2009		11,700	12,430
Uruguay Government International Bond
7.625% due 03/21/2036		1,000	1,100
8.000% due 11/18/2022		9,471	10,561
9.250% due 05/17/2017		100	120
Venezuela Government International Bond
5.375% due 08/07/2010		6,000	5,670
6.000% due 12/09/2020		6,200	5,031
6.355% due 04/20/2011		1,500	1,459
8.500% due 10/08/2014		2,000	2,030
9.375% due 01/13/2034		5,300	5,538
10.750% due 09/19/2013		1,980	2,204

Total Sovereign Issues (Cost $271,012)			279,285

FOREIGN CURRENCY-DENOMINATED ISSUES 14.2%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	1,029
Atlas Reinsurance PLC
7.922% due 01/10/2010	EUR	1,500	2,060
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,010
BCM Ireland Finance Ltd.
9.061% due 08/15/2016		1,900	2,633
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,809
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	4,000	3,344
6.000% due 08/15/2024		26,700	22,779
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		31,740	15,808
Brazilian Government International Bond
12.500% due 01/05/2016		2,000	1,265
12.500% due 01/05/2022		1,200	807
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		4,000	3,456
10.000% due 01/01/2012		69,850	35,196
Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,397
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	2,450	3,324
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,571
Eircom Group PLC
6.403% due 07/17/2014		1,750	2,389
6.778% due 07/17/2015		1,750	2,399
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,827
France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,315
Gaz Capital for Gazprom
5.440% due 11/02/2017		200	263
5.875% due 06/01/2015		14,000	19,081
7.800% due 09/27/2010		3,500	5,097
General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,358
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,086
HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,604
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,163
Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,417
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,142
JSG Holding PLC
6.335% due 11/29/2013	EUR	2,229	3,047
6.345% due 11/29/2013		63	86
6.362% due 11/29/2013		73	99
6.398% due 11/29/2013		126	172
6.444% due 11/19/2013		566	773
6.444% due 11/29/2013		94	129
6.718% due 11/29/2014		63	86
6.835% due 11/29/2014		2,229	3,054
6.862% due 11/29/2014		73	100
6.898% due 11/29/2014		126	172
6.944% due 11/29/2014		660	904
10.125% due 10/01/2012		46	67
Lighthouse International Co. S.A.
8.000% due 04/30/2014		4,550	6,535
Mexican Bonos
8.000% due 12/17/2015	MXN	11,000	1,038
Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	3,768
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	819
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	831
Nordic Telephone Co. Holdings ApS
5.875% due 11/30/2014	EUR	3,321	4,551
6.125% due 11/30/2014		4,100	5,627
8.250% due 05/01/2016		3,300	4,801
NTL Cable PLC
8.750% due 04/15/2014		2,300	3,261
OI European Group BV
6.875% due 03/31/2017		820	1,107
PagesJaunes Groupe
5.890% due 01/11/2014		4,000	5,449
Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	18,491
Pylon Ltd.
5.648% due 12/18/2008 (l)		1,500	2,050
QBE International Holdings PLC
8.323% due 08/03/2020	AUD	3,000	2,641
Republic of Germany
4.750% due 07/04/2028	EUR	7,900	10,728
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	3,014
Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,155
9.370% due 04/06/2011		4,000	8,065
Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	989
South Africa Government Bond
13.000% due 08/31/2010	ZAR	369,700	57,761
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,434
Sumitomo Mitsui Banking Corp.
0.970% due 05/25/2011	JPY	100,000	814
1.340% due 06/02/2049		100,000	812
4.375% due 10/27/2014	EUR	3,500	4,685
Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	6,807
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	99,600	9,449
Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,291
UPC Financing Partnership
5.942% due 12/31/2014		6,456	8,750
UPC Holding BV
7.750% due 01/15/2014		2,300	3,097
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	21,200	872
5.000% due 09/14/2018 (d)		29,617	1,395
6.875% due 01/19/2016	EUR	13,000	18,783
Veolia Environnement
4.875% due 05/28/2013		3,460	4,640
Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,545

Total Foreign Currency-Denominated Issues (Cost $378,357)			389,373

	Shares
CONVERTIBLE PREFERRED STOCKS 0.3%
Vale Capital Ltd.
5.500% due 06/15/2010		152,500	7,535

Total Convertible Preferred Stocks (Cost $7,645)			7,535

PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,335	2,352

Total Preferred Stocks (Cost $2,453)			2,352

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.5%
Commercial Paper 4.7%
Bank of America Corp.
5.195% due 10/04/2007		$4,900	4,885
5.200% due 10/04/2007		48,100	47,989
Freddie Mac
5.120% due 10/26/2007		31,800	31,251
Rabobank USA Financial Corp.
5.330% due 07/26/2007		31,800	31,800
Societe Generale NY
5.226% due 11/26/2007		10,000	9,949
UBS Finance Delaware LLC
5.205% due 10/23/2007		3,500	3,491

			129,365

U.S. Treasury Bills 0.8%
4.618% due 08/30/2007 - 09/13/2007 (c)(e)(h)		21,215	21,008

Total Short-Term Instruments (Cost $150,420)			150,373

Purchased Options (j) 0.2% (Cost $19,760)			5,931
Total Investments (f) 101.8% (Cost $2,807,892)			$2,791,591
Written Options (k) (0.4%) (Premiums $19,723)			(9,571)
Other Assets and Liabilities (Net) (1.4%)			(39,141)

Net Assets 100.0%			$2,742,879

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $3,463 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(f) As of June 30, 2007, portfolio securities with an aggregate value of $83,840 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default

(h) Securities with an aggregate market value of $16,556 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	101	$(62)
Euro-Bund 10-Year Note September Futures	Long	09/2007	342	(319)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,245	(2,548)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	563	(850)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	748	(1,034)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,448	(2,821)

				$(7,634)

(i) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011	EUR	4,900	$194
Deutsche Bank AG	Dow Jones iTraxx Europe XO6 Index	Sell	2.800%	12/20/2011		20,000	824
Deutsche Bank AG	Dow Jones iTraxx Europe XO7 Index	Sell	2.300%	06/20/2012		3,000	(60)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011		6,975	271
Lehman Brothers, Inc.	Dow Jones iTraxx Europe XO7 Index	Sell	2.300%	06/20/2012		26,000	(463)
Morgan Stanley	Dow Jones iTraxx Europe 4 Index	Sell	0.350%	12/20/2010		43,600	341
Morgan Stanley	Dow Jones iTraxx Europe 5 Index	Sell	0.400%	06/20/2011		2,500	11
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	09/20/2011		3,900	31
UBS Warburg LLC	Telecom Italia Finance SpA 6.250% due 02/01/2012	Sell	0.520%	09/20/2011		3,900	35
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%	09/20/2011		3,900	30
Wachovia Bank N.A.	Telecom Italia Finance SpA 6.250% due 02/01/2012	Sell	0.525%	09/20/2011		3,900	36
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012		$1,500	(19)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%	06/20/2012		1,800	5
Bank of America	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012		9,000	(9)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%	06/20/2012		4,500	(325)
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%)	08/20/2008		2,000	(5)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008		3,100	16
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%	04/20/2011		11,500	200
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%	07/20/2011		3,900	206
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%	08/20/2011		4,000	83
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011		3,000	97
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		3,000	98
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%	09/20/2011		2,100	(74)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%	04/20/2016		3,900	166
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%)	08/20/2016		2,000	(69)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016		3,000	147
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009		4,000	(1)
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011		17,200	48
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%	09/20/2011		1,000	76
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%	06/20/2012		3,700	(44)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012		3,000	(33)
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%	09/20/2012		1,000	0
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	05/20/2009		1,000	36
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%	06/20/2011		7,200	326
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011		17,000	(2)
Deutsche Bank AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.840%	06/20/2011		23,500	453
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012		3,000	26
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012		78,560	(188)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%	12/20/2010		15,000	83
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		55,000	(121)
Goldman Sachs & Co.	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012		9,500	(71)
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.000%	09/04/2013		810	113
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.950%	09/05/2013		350	48
Goldman Sachs & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.750%	09/17/2013		200	25
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%	09/20/2013		210	19
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		3,300	169
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.290%	01/20/2010		20,000	51
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,900	463
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012		5,000	65
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.150%	08/19/2013		200	30
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016		650	22
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016		1,500	10
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		3,000	197
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%	04/20/2011		9,200	156
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011		6,000	126
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	04/20/2011		9,200	(105)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	06/20/2011		4,200	10
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	06/20/2011		7,300	17
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	06/20/2011		5,600	2
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		5,500	94
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011		3,000	67
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%	01/20/2012		4,500	70
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012		500	(13)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012		3,000	17
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012		165,000	(304)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		400	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%	06/20/2015		1,500	33
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016		3,500	132
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%	06/20/2011		1,800	81
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		13,000	(182)
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012		2,000	33
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%	06/20/2012		4,000	(16)
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014		4,500	484
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%	02/20/2009		900	20
Morgan Stanley	Textron Financial Corp. floating rate based on 3-Month USD-LIBOR plus .100% due 01/11/2010	Buy	(0.090%)	03/20/2010		15,000	(17)
Morgan Stanley	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%	03/20/2011		5,000	61
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	06/20/2011		12,000	25
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%	06/20/2011		1,000	2
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012		11,700	179
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.380%	05/20/2012		5,400	24
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%	06/20/2012		6,500	8
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%	06/20/2012		4,000	(18)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%)	06/20/2012		4,000	(5)
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%	09/20/2013		530	50
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%	09/20/2013		120	12
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016		600	42
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%	02/20/2017		700	24
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		5,000	86
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011		3,000	68
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016		700	38
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011		12,000	24
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011		12,000	0
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%	10/20/2011		4,800	83
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012		1,000	17
UBS Warburg LLC	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.470%	09/20/2012		38,000	(30)
UBS Warburg LLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Buy	(0.375%)	09/20/2012		38,000	39
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017		500	9

							$5,009

Credit Default Swaps (Asset-Backed Indices)

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	$19,000	$(180)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	9,500	34
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	9,000	26
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	18,500	61
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	9,500	34

						$(25)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	41,000	$(216)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,800	(48)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012	EUR	8,000	(197)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		40,200	(2,353)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		56,400	(279)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		6,000	(35)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		3,200	(28)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		23,000	(121)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	(10)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		14,800	(155)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,000	(14)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	455
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,500	(24)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		2,500	(25)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	(418)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		3,300,000	(605)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(15)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(16)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	222
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	219
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		14,000	21
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	1,262
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		190,000	(67)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	66
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	226
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	96,600	(1,180)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$900	(1)

							$(3,336)

(j) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.750	09/17/2007	890	$8	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$1,070,000	$5,751	$1,326
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,380,000	8,177	1,704
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	941,000	4,901	1,852

							$18,829	$4,882

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$11,000	$462	$736
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	11,000	461	313

					$923	$1,049

(k) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$110.000	08/24/2007	3,800	$1,007	$118
Put - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/24/2007	3,800	742	3,444

				$1,749	$3,562

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$460,000	$5,405	$1,573
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	600,000	7,275	1,834
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	409,000	4,705	2,060

							$17,385	$5,467

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG8 Index	Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.36%)	09/20/2007	$100,000	$115	$0
Put - OTC Dow Jones CDX N.A. IG8 Index	Bank of America	Dow Jones CDX N.A. IG8 Index	Sell	0.400%	09/20/2007	100,000	160	188
Put - OTC Dow Jones CDX N.A. IG8 Index	Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.425%	09/20/2007	30,000	58	58
Put - OTC Dow Jones CDX N.A. IG8 Index	BNP Paribas Securities Corp.	Dow Jones CDX N.A. IG8 Index	Sell	0.425%	09/20/2007	30,000	57	57
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.400%	08/20/2007	72,000	83	123
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.425%	09/20/2007	77,200	116	116

							$589	$542

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(l) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.648%	12/18/2008	11/14/2006	$1,930	$2,050	0.07%

(m) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Ecuador Government International Bond	10.000%	08/15/2030	$15,085	$13,359	$13,137
Fannie Mae	5.500%	07/01/2037	60,000	57,750	57,872
Fannie Mae	6.000%	07/01/2037	102,000	100,932	100,900

				$172,041	$171,909

(3)	Market value includes $691 of interest payable on short sales.

(n) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,160	07/2007	$0	$(4)	$(4)
Buy	BRL	5,943	10/2007	45	0	45
Buy		35,334	03/2008	1,007	0	1,007
Sell	CAD	8,016	08/2007	0	(33)	(33)
Buy	CLP	113,763	11/2007	8	0	8
Buy		2,433,405	03/2008	0	(7)	(7)
Buy	CNY	72,587	08/2007	192	0	192
Buy		2,189	09/2007	6	0	6
Buy		1,552	12/2007	0	0	0
Buy		324,544	01/2008	0	(283)	(283)
Buy	COP	361,440	03/2008	18	0	18
Buy	CZK	8,181	03/2008	0	(8)	(8)
Buy	EUR	5,587	07/2007	40	0	40
Sell		132,936	07/2007	0	(1,719)	(1,719)
Sell	GBP	27,859	08/2007	0	(293)	(293)
Buy	HKD	312	07/2007	0	0	0
Sell		312	07/2007	0	0	0
Buy		312	08/2007	0	0	0
Sell	HUF	2,546,400	07/2007	0	(1,047)	(1,047)
Sell		1,052,410	09/2007	0	(81)	(81)
Buy	IDR	3,953,037	07/2007	4	0	4
Sell		3,953,037	07/2007	0	(4)	(4)
Buy		3,953,037	10/2007	4	0	4
Buy	ILS	888	12/2007	0	(1)	(1)
Buy	INR	8,564	08/2007	4	0	4
Buy		15,732	10/2007	2	0	2
Buy		120,636	11/2007	3	(11)	(8)
Sell	JPY	588,547	07/2007	69	0	69
Buy	KRW	322,090	08/2007	0	0	0
Buy		4,063,385	09/2007	57	0	57
Buy		12,976,065	11/2007	89	0	89
Buy	MXN	294,272	03/2008	576	0	576
Buy	MYR	1,673	07/2007	1	0	1
Sell		1,673	07/2007	0	(1)	(1)
Buy		1,673	10/2007	0	0	0
Buy	NOK	59,677	09/2007	172	0	172
Buy	PLN	6,816	09/2007	6	(1)	5
Buy		32,919	03/2008	192	(56)	136
Buy	RUB	137,435	09/2007	189	0	189
Buy		22,916	11/2007	31	0	31
Buy		462,905	12/2007	138	0	138
Buy		192,742	01/2008	172	0	172
Buy	SGD	2,299	07/2007	0	(9)	(9)
Sell		1,199	07/2007	0	(5)	(5)
Buy		5,080	08/2007	0	(58)	(58)
Buy		397	09/2007	0	(1)	(1)
Buy		3,185	10/2007	6	(10)	(4)
Buy		8,375	11/2007	0	(46)	(46)
Buy	SKK	10,523	03/2008	2	0	2
Buy	TRY	824	03/2008	20	0	20
Buy	ZAR	3,552	09/2007	10	0	10

				$3,063	$(3,678)	$(615)

See accompanying notes

Schedule of Investments

Emerging Local Bond Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 15.8%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	3,500	$2,933
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		142,190	70,945
Brazilian Government International Bond
10.250% due 01/10/2028		6,370	3,682
12.500% due 01/05/2016		18,400	11,637
12.500% due 01/05/2022		14,469	9,732
Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		279,465	141,398
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	205

Total Brazil (Cost $232,507)			240,532

COLOMBIA 4.7%
Colombia Government International Bond
9.850% due 06/28/2027	COP	31,765,000	16,823
11.750% due 03/01/2010		19,500,000	10,524
12.000% due 10/22/2015		74,962,000	43,821

Total Colombia (Cost $70,811)			71,168

CZECH REPUBLIC 7.9%
Czech Republic Government Bond
2.550% due 10/18/2010	CZK	482,000	21,582
3.750% due 09/12/2020		261,000	11,074
6.400% due 04/14/2010		1,733,000	86,578

Total Czech Republic (Cost $123,121)			119,234

HUNGARY 6.5%
Hungary Government Bond
5.500% due 02/12/2014	HUF	13,328,340	68,351
5.500% due 02/12/2016		4,267,000	21,658
7.250% due 06/12/2012		1,555,000	8,674

Total Hungary (Cost $95,344)			98,683

MEXICO 9.4%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	57,700	5,449
9.000% due 01/15/2016		35,000	3,418
Mexican Bonos
7.500% due 06/03/2027		29,000	2,633
8.000% due 12/17/2015		1,351,330	127,515
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016		35,000	3,320
Vitro SAB de C.V.
8.625% due 02/01/2012		$100	102
9.125% due 02/01/2017		50	51

Total Mexico (Cost $140,200)			142,488

PERU 1.0%
Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,738
9.910% due 05/05/2015		34,305	13,564

Total Peru (Cost $15,271)			15,302

POLAND 7.5%
Poland Government International Bond
4.750% due 04/25/2012	PLN	103,800	36,049
5.750% due 03/24/2010		145,580	52,816
5.750% due 09/23/2022		69,092	25,131

Total Poland (Cost $113,022)			113,996

SLOVAKIA 0.1%
Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	1,625

Total Slovakia (Cost $1,551)			1,625

SOUTH AFRICA 10.6%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	696,710	93,605
8.000% due 12/21/2018		96,000	13,237
8.750% due 12/21/2014		67,000	9,576
10.000% due 02/28/2009		10,000	1,426
13.000% due 08/31/2010		272,499	42,574

Total South Africa (Cost $163,805)			160,418

TURKEY 7.5%
Turkey Government Bond
0.000% due 08/13/2008	TRY	630	396
0.000% due 11/26/2008		18,960	11,374
14.000% due 01/19/2011		143,128	101,566
15.000% due 02/10/2010		1,055	768

Total Turkey (Cost $105,454)			114,104

UNITED STATES 0.2%
OAO Rosneft Oil Co.
6.000% due 09/16/2007		$3,000	3,004

Total United States (Cost $2,997)			3,004

URUGUAY 0.9%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	119,520	4,917
5.000% due 09/14/2018 (b)		184,441	8,689

Total Uruguay (Cost $13,798)			13,606

SHORT-TERM INSTRUMENTS 30.4%
Commercial Paper 30.1%
Bank of America Corp.
5.195% due 10/04/2007		$5,100	5,087
5.205% due 10/04/2007		12,100	12,000
5.215% due 10/04/2007		17,000	16,782
5.240% due 10/04/2007		2,600	2,578
5.250% due 10/04/2007		7,800	7,692
Dexia Delaware LLC
5.240% due 09/21/2007		39,800	39,336
5.245% due 09/21/2007		1,900	1,877
DnB NORBank ASA
5.175% due 10/12/2007		900	899
Fortis Funding LLC
5.275% due 09/05/2007		44,900	44,753
Freddie Mac
4.800% due 07/02/2007		41,500	41,500
General Electric Capital Corp.
5.200% due 11/06/2007		1,600	1,594
Natixis S.A.
5.230% due 09/21/2007		33,700	33,416
Rabobank USA Financial Corp.
5.330% due 07/26/2007		19,400	19,400
Societe Generale NY
5.180% due 11/26/2007		8,600	8,413
5.210% due 11/26/2007		19,400	19,210
5.225% due 11/26/2007		1,800	1,773
5.240% due 11/26/2007		1,800	1,779
5.246% due 11/26/2007		700	692
5.250% due 11/26/2007		12,600	12,428
Svenska Handelsbanken, Inc.
5.185% due 10/09/2007		5,600	5,594
5.200% due 10/09/2007		17,400	17,277
Swedbank AB
5.230% due 09/06/2007		23,300	23,219
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		41,500	41,500
UBS Finance Delaware LLC
5.145% due 10/23/2007		500	498
5.200% due 10/23/2007		2,300	2,261
5.215% due 10/23/2007		6,100	6,029
5.225% due 10/23/2007		9,100	9,078
5.230% due 10/23/2007		22,900	22,721
5.240% due 10/23/2007		4,500	4,438
Unicredito Italiano SpA
5.185% due 01/22/2008		14,000	13,694
5.200% due 01/22/2008		24,500	24,077
Westpac Trust Securities NZ Ltd.
5.260% due 10/19/2007		16,400	16,202

			457,797

Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007		1,344	1,344

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,376. Repurchase proceeds are $1,345.)
Egypt Treasury Bills 0.1%
9.205% due 02/05/2008 - 04/01/2008 (a)	EGP	6,725	1,125

U.S. Treasury Bills 0.1%
4.454% due 09/13/2007 (a)(c)(d)(f)		$1,610	1,592

Total Short-Term Instruments (Cost $461,935)			461,858

Total Investments (e) 102.5% (Cost $1,539,816)			$1,556,018
Other Assets and Liabilities (Net) (2.5%)			(37,839)

Net Assets 100.0%			$1,518,179

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $989 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $3,004 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $109 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	128	$(44)

(g) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	12.360%	01/04/2010	BRL	700	$10
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.400%	01/03/2012	CZK	69,550	(115)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.340%	02/23/2012		40,000	(72)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012		156,120	(255)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(15)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(16)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.805%	03/05/2012		3,100,000	(63)
Barclays Bank PLC	6-Month SKK- Bratislava Interbank Bid Offered Rates	Pay	4.150%	01/03/2012	SKK	15,550	(7)
Barclays Bank PLC	6-Month SKK- Bratislava Interbank Bid Offered Rates	Pay	4.180%	03/02/2012		223,000	(211)
Citibank N.A.	6-Month SKK- Bratislava Interbank Bid Offered Rates	Pay	4.160%	01/10/2012		63,000	(49)
Barclays Bank PLC	6-Month USD-LIBOR	Pay	5.355%	05/02/2011		$61,746	470
Barclays Bank PLC	6-Month USD-LIBOR	Pay	5.409%	12/17/2012		8,017	43
Barclays Bank PLC	6-Month USD-LIBOR	Pay	5.370%	10/17/2014		76,508	3,273
Barclays Bank PLC	6-Month USD-LIBOR	Pay	0.000%	07/19/2017		51,925	(17)
Citibank N.A.	6-Month USD-LIBOR	Pay	0.000%	09/19/2016		36,014	(452)
Deutsche Bank AG	6-Month USD-LIBOR	Pay	5.355%	05/05/2011		401	4
Deutsche Bank AG	6-Month USD-LIBOR	Pay	0.000%	07/22/2017		6,586	(170)

							$2,358

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	15,134	05/2008	$0	$(7)	$(7)
Buy	BRL	12,525	10/2007	157	0	157
Sell		7,145	10/2007	0	(260)	(260)
Buy		44,410	03/2008	1,828	0	1,828
Buy	CLP	7,577,715	11/2007	158	(81)	77
Sell		569,284	11/2007	0	(25)	(25)
Buy		5,352,900	03/2008	0	(174)	(174)
Buy		1,581,269	11/2010	100	0	100
Buy	CNY	37,405	11/2007	9	0	9
Buy		43,848	03/2008	0	(52)	(52)
Buy	COP	14,149,300	03/2008	91	(58)	33
Sell		4,256,600	03/2008	0	(210)	(210)
Buy	CZK	950,276	07/2007	31	(597)	(566)
Sell		114,958	07/2007	141	(19)	122
Buy		427,248	09/2007	0	(378)	(378)
Sell		780,409	09/2007	847	0	847
Buy		835,318	03/2008	148	0	148
Buy	EUR	320	07/2007	4	0	4
Buy	HUF	921,400	09/2007	20	0	20
Sell		3,858,510	09/2007	25	(211)	(186)
Buy		5,228,482	11/2007	605	(9)	596
Sell		1,272,141	11/2007	37	(28)	9
Buy	IDR	150,112,150	08/2007	88	(185)	(97)
Sell		326,824,000	08/2007	47	(182)	(135)
Buy	KRW	656,145	07/2007	3	0	3
Sell		6,590	11/2007	0	0	0
Buy	KWD	1,186	05/2008	7	(6)	1
Sell	MXN	63,000	09/2007	0	(36)	(36)
Buy		40,860	03/2008	71	0	71
Sell		137,455	03/2008	0	(305)	(305)
Buy	MYR	50,630	07/2007	0	(327)	(327)
Sell		50,630	07/2007	28	(24)	4
Buy		122,531	09/2007	24	(315)	(291)
Buy		76,567	10/2007	3	(155)	(152)
Buy	PLN	131,701	09/2007	541	(22)	519
Sell		27,519	09/2007	24	(262)	(238)
Buy		100,438	03/2008	903	(42)	861
Sell		8,131	03/2008	0	(8)	(8)
Buy	RUB	170,015	12/2007	82	0	82
Sell		28,716	12/2007	0	(20)	(20)
Buy		1,414,286	01/2008	513	0	513
Buy	SAR	15,472	05/2008	0	0	0
Buy	SKK	833,604	07/2007	1,165	(44)	1,121
Buy		87,866	11/2007	0	(45)	(45)
Buy		1,176,874	03/2008	371	(114)	257
Buy	TRY	9,119	07/2007	336	0	336
Sell		28,985	03/2008	0	(691)	(691)
Buy	ZAR	81,996	09/2007	63	(24)	39
Sell		125,430	09/2007	18	(40)	(22)
Buy		50,550	03/2008	0	(90)	(90)
Sell		114,103	03/2008	51	(297)	(246)

				$8,539	$(5,343)	$3,196

Schedule of Investments

Emerging Markets Bond Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARGENTINA 2.0%
Argentina Bonos
5.475% due 08/03/2012		$62,530	$45,725

Total Argentina (Cost $43,927)			45,725

BERMUDA 0.3%
BW Group Ltd.
6.625% due 06/28/2017		$5,730	5,758

Total Bermuda (Cost $5,699)			5,758

BRAZIL 20.1%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	6,600	5,521
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		84,330	42,012
Brazilian Government International Bond
7.125% due 01/20/2037		$17,365	18,798
7.875% due 03/07/2015		3,709	4,111
8.250% due 01/20/2034		51,080	62,854
8.500% due 09/24/2012	EUR	11,500	17,823
8.750% due 02/04/2025		$17,175	21,297
8.875% due 10/14/2019		25,375	30,869
8.875% due 04/15/2024		21,160	26,354
10.125% due 05/15/2027		42,810	60,469
10.250% due 01/10/2028	BRL	6,100	3,526
10.500% due 07/14/2014		$5,874	7,410
12.500% due 01/05/2016	BRL	2,000	1,265
12.750% due 01/15/2020		$3,750	5,822
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045	BRL	6,000	5,185
10.000% due 01/01/2012		142,350	71,727
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,160
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,193
CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,499
CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,000
Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,734
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,433
8.800% due 01/30/2017		3,600	3,861
Vale Capital Ltd.
5.500% due 06/15/2010		152	7,535
Vale Overseas Ltd.
6.250% due 01/11/2016		700	698
6.250% due 01/23/2017		6,200	6,180
6.875% due 11/21/2036		14,425	14,536
8.250% due 01/17/2034		750	881

Total Brazil (Cost $396,921)			456,753

CHILE 1.2%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,048
Banco Santander Chile
5.375% due 12/09/2014		3,000	2,880
Chile Government International Bond
5.755% due 01/28/2008		24	24
CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,300
6.150% due 10/24/2036		7,300	7,193
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,483
Enersis S.A.
7.375% due 01/15/2014		1,098	1,165
7.400% due 12/01/2016		1,850	1,994

Total Chile (Cost $27,620)			27,087

CHINA 0.8%
Citic Resources Finance Ltd.
6.750% due 05/15/2014		$3,200	3,096
Export-Import Bank of China
5.250% due 07/29/2014		9,958	9,682
Sino-Forest Corp.
9.125% due 08/17/2011		5,700	6,071

Total China (Cost $19,103)			18,849

COLOMBIA 3.8%
Colombia Government International Bond
7.375% due 01/27/2017		$9,600	10,430
7.375% due 09/18/2037		10,640	11,837
8.250% due 12/22/2014		32,030	35,986
10.000% due 01/23/2012		2,010	2,327
10.375% due 01/28/2033		1,850	2,738
10.750% due 01/15/2013		15,535	19,046
11.750% due 02/25/2020		3,047	4,517

Total Colombia (Cost $84,650)			86,881

ECUADOR 0.3%
Ecuador Government International Bond
10.000% due 08/15/2030		$7,900	6,695

Total Ecuador (Cost $6,694)			6,695

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011		$7,330	7,154

Total Egypt (Cost $7,223)			7,154

EL SALVADOR 0.7%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	10,202
El Salvador Government International Bond
8.500% due 07/25/2011		4,515	5,012

Total El Salvador (Cost $14,928)			15,214

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013		$7,581	8,730
10.250% due 11/08/2011		771	895

Total Guatemala (Cost $9,620)			9,625

INDIA 0.8%
ICICI Bank Ltd.
5.750% due 01/12/2012		$8,300	8,159
NTPC Ltd.
5.875% due 03/02/2016		2,736	2,616
Vedanta Resources PLC
6.625% due 02/22/2010		7,400	7,426

Total India (Cost $18,218)			18,201

INDONESIA 1.7%
Indonesia Government International Bond
6.875% due 03/09/2017		$21,000	21,789
Majapahit Holding BV
7.250% due 10/17/2011		8,105	8,237
7.250% due 06/28/2017		3,600	3,612
7.750% due 10/17/2016		950	966
7.875% due 06/29/2037		3,600	3,623

Total Indonesia (Cost $37,299)			38,227

KAZAKHSTAN 1.6%
ATF Bank JSC
9.000% due 05/11/2016		$725	773
HSBK Europe BV
7.750% due 05/13/2013		2,450	2,511
Intergas Finance BV
6.375% due 05/14/2017		9,100	8,736
6.875% due 11/04/2011		2,980	3,036
Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,527
8.500% due 04/16/2013		1,300	1,331
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,895	16,601

Total Kazakhstan (Cost $37,043)			36,515

MALAYSIA 1.5%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	19,735
7.750% due 08/15/2015		1,690	1,915
Petronas Capital Ltd.
7.000% due 05/22/2012		100	106
7.875% due 05/22/2022		3,000	3,536
TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,018

Total Malaysia (Cost $34,178)			33,310

MEXICO 12.5%
America Movil SAB de C.V.
5.500% due 03/01/2014		$500	491
5.750% due 01/15/2015		4,200	4,164
8.460% due 12/18/2036	MXN	10,900	1,029
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,089
6.196% due 12/31/2049		4,835	4,788
C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,400	1,380
C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,000	977
6.722% due 12/31/2049		8,500	8,298
Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,330
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		5,576	5,799
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,139
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,427
Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	995
Mexico Government International Bond
6.055% due 01/13/2009		24	24
6.750% due 09/27/2034		33,080	35,362
7.500% due 04/08/2033		24,685	28,672
8.000% due 09/24/2022		26,180	31,429
11.500% due 05/15/2026		10,000	15,975
Pemex Finance Ltd.
9.030% due 02/15/2011		45	48
Pemex Project Funding Master Trust
5.750% due 12/15/2015		45,085	44,285
6.625% due 06/15/2035		8,500	8,638
7.375% due 12/15/2014		1,479	1,615
8.000% due 11/15/2011		8,500	9,244
8.625% due 02/01/2022		40,033	49,434
9.250% due 03/30/2018		11,877	14,817
9.375% due 12/02/2008		500	527
Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	977
8.750% due 01/31/2016	MXN	10,000	949
Vitro S.A. de C.V.
8.625% due 02/01/2012		$1,765	1,800
9.125% due 02/01/2017		450	464

Total Mexico (Cost $275,992)			283,166

MOROCCO 0.1%
Kingdom of Morocco
6.375% due 01/05/2009		$1,819	1,833

Total Morocco (Cost $1,801)			1,833

PAKISTAN 0.5%
Pakistan Government International Bond
7.125% due 03/31/2016		$10,985	10,930

Total Pakistan (Cost $10,923)			10,930

PANAMA 4.4%
AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,507
Panama Government International Bond
6.700% due 01/26/2036		16,008	16,408
7.125% due 01/29/2026		22,425	23,995
7.250% due 03/15/2015		120	129
8.875% due 09/30/2027		8,350	10,542
9.375% due 07/23/2012		18,523	21,301
9.625% due 02/08/2011		17,969	20,215

Total Panama (Cost $99,183)			101,097

PERU 0.9%
Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,091
8.375% due 05/03/2016		3,312	3,867
8.750% due 11/21/2033		4,795	6,234
Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,014
7.500% due 07/27/2035		6,500	6,994

Total Peru (Cost $18,571)			20,200

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		$432	422
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	985
5.838% due 09/30/2027		470	437

Total Qatar (Cost $1,893)			1,844

RUSSIA 17.8%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,290
6.212% due 11/22/2016		$18,200	17,776
6.510% due 03/07/2022		22,800	22,798
8.625% due 04/28/2034		41,290	51,646
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		6,100	6,226
Gazprom International S.A.
7.201% due 02/01/2020		14,068	14,567
GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,098
Lukoil Finance Ltd.
6.020% due 01/11/2009		10,000	9,948
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,610
8.375% due 10/14/2010		1,000	1,045
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		55,610	64,574
RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		24,160	23,708
7.175% due 05/16/2013		6,400	6,682
Russia Government International Bond
7.500% due 03/31/2030		57,577	63,501
8.250% due 03/31/2010		6,667	6,935
11.000% due 07/24/2018		2,700	3,764
12.750% due 06/24/2028		13,275	23,426
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		900	993
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,073
TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,820
6.625% due 03/20/2017		31,000	30,110
6.875% due 07/18/2011		4,000	4,054
7.500% due 07/18/2016		11,850	12,247
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,736
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	2,093
8.375% due 10/22/2011		450	472
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,004
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		5,000	5,011

Total Russia (Cost $402,537)			405,207

SOUTH AFRICA 1.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	16,605
5.875% due 05/30/2022		$5,690	5,576
6.500% due 06/02/2014		14,500	14,971
7.375% due 04/25/2012		5,950	6,337

Total South Africa (Cost $41,393)			43,489

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,100	9,855

Total Trinidad And Tobago (Cost $10,058)			9,855

TUNISIA 1.4%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,787
4.750% due 04/07/2011		450	606
7.375% due 04/25/2012		$20,212	21,663
8.250% due 09/19/2027		1,680	2,009

Total Tunisia (Cost $30,681)			31,065

UKRAINE 2.7%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,164
6.385% due 06/26/2012		$5,100	5,133
6.580% due 11/21/2016		100	100
6.875% due 03/04/2011		30,850	31,620
7.650% due 06/11/2013		8,985	9,531
8.775% due 08/05/2009		13,150	13,971

Total Ukraine (Cost $61,172)			62,519

UNITED KINGDOM 0.1%
Vedanta Resources PLC
6.625% due 02/22/2010		$1,250	1,250

Total United Kingdom (Cost $1,251)			1,250

UNITED STATES 0.5%
Bank Loan Obligations 0.5%
OAO Rosneft Oil Co.
6.000% due 09/16/2007		$11,000	11,015

Corporate Bonds & Notes 0.0%
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		200	212
8.375% due 04/01/2017		260	278

			490

Total United States (Cost $11,449)			11,505

URUGUAY 1.3%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	54,200	2,230
5.000% due 09/14/2018 (b)		75,578	3,561
8.000% due 11/18/2022		$16,397	18,283
9.250% due 05/17/2017		3,900	4,680

Total Uruguay (Cost $27,717)			28,754

VENEZUELA 5.8%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$14,510	11,064
5.375% due 04/12/2027		7,000	4,655
Venezuela Government International Bond
5.375% due 08/07/2010		29,750	28,114
6.000% due 12/09/2020		46,750	37,937
6.355% due 04/20/2011		4,190	4,075
7.000% due 12/01/2018		5,000	4,425
7.650% due 04/21/2025		8,500	7,799
8.500% due 10/08/2014		2,000	2,030
9.375% due 01/13/2034		17,840	18,643
10.750% due 09/19/2013		12,280	13,667

	Shares
Venezuela Government International Bond - Warrants Exp. 04/15/2020
0.000% due 04/15/2020		3,500	135

Total Venezuela (Cost $140,315)			132,544

	Principal Amount (000s)
VIETNAM 0.2%
Socialist Republic of Vietnam
4.000% due 03/12/2028	$5,000	$4,267
6.875% due 01/15/2016	1,000	1,042

Total Vietnam (Cost $5,235)		5,309

SHORT-TERM INSTRUMENTS 15.4%
Commercial Paper 14.7%
Bank of America Corp.
5.200% due 10/04/2007	$400	399
5.215% due 10/04/2007	68,700	67,820
Freddie Mac
4.800% due 07/02/2007	16,000	16,000
HBOS Treasury Services PLC
5.225% due 11/13/2007	120,100	120,083
Rabobank USA Financial Corp.
5.330% due 07/26/2007	8,300	8,300
UBS Finance Delaware LLC
5.215% due 10/23/2007	123,600	122,160

		334,762

Tri-party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	5,395	5,395
(Dated 06/29/2007. Collateralized by Fannie Mae 5.080% due 05/14/2010 valued at $5,506. Repurchase proceeds are $5,397.)

U.S. Treasury Bills 0.4%
4.594% due 08/30/2007 - 09/13/2007 (a)(c)(e)	9,600	9,500

Total Short-Term Instruments (Cost $349,766)		349,657

Total Investments (d) 101.5% (Cost $2,233,060)		$2,306,218
Other Assets and Liabilities (Net) (1.5%)		(33,244)

Net Assets 100.0%		$2,272,974

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $2,232 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $11,015 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $2,275 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	43	$6
90-Day Eurodollar December Futures	Long	12/2008	94	(32)
90-Day Eurodollar June Futures	Long	06/2008	237	(220)
90-Day Eurodollar June Futures	Long	06/2009	928	(697)
90-Day Eurodollar September Futures	Long	09/2008	1,074	(451)

				$(1,394)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.990%	08/24/2014	$8,125	$1,241
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	4,600	38
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	11,000	356
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	13,000	426
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%	03/20/2013	5,000	299
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%	04/20/2011	7,000	149
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	4,550	105
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	6,200	153
Citibank N.A.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	04/20/2012	750	8
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	10,000	395
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	1,300	61
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%	06/20/2013	5,500	263
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	2,650	61
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	12,000	105
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	20,500	(18)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%	10/20/2011	5,000	149
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	377
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.690%	04/20/2009	4,000	15
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	14,600	279
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%	09/20/2011	5,300	164
JPMorgan Chase & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%	01/20/2012	5,000	81
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%	02/20/2012	6,000	78
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	51,250	1,934
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	6,600	44
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%)	03/20/2008	5,000	(99)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%)	09/20/2008	10,000	(265)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%	06/20/2011	7,250	307
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	5,600	220
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%	11/20/2011	9,800	192
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	400	3
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	16,500	283
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	2,000	(2)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	14,000	79
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	3,500	193
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%	06/20/2013	5,600	209
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	870	59
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.210%	10/20/2013	32,000	968
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%	03/20/2014	3,700	442
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	2,500	93
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	7,500	330
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%	05/20/2016	7,400	232
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	14,000	529
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%	12/20/2016	3,950	108
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.080%	05/20/2017	1,000	2
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	5,500	25
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	04/20/2011	41,800	1,251
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	2,000	33
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	1,350	145
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	16,500	1,076
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%	11/20/2010	15,000	220
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	270
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	700	19
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%	08/20/2011	6,200	252
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.040%	10/20/2011	8,500	180
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	6,350	166
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	2,500	53
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	5,000	77
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	935
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%	04/20/2016	9,000	417
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	18,500	731
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016	3,000	208
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	2,000	49
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	19,000	326
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	7,000	158
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	8,000	211
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	14,900	788
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	3,100	169
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	2,000	122
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	16,575	842
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	2,000	114
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	4,600	212
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	3,000	50
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	6,000	73
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	2,700	51
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.950%	06/20/2017	2,000	(9)

						$19,860

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009	BRL	8,100	$269
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		23,700	725
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		88,800	1,677
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(256)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	1,873,200	(30)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		1,866,667	(31)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	48
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	48
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		999,500	2,840
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		421,500	1,959
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		35,000	35
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		104,000	147
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	96
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		190,000	(78)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		122,600	97
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		109,000	288
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	713
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$306,100	(333)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		27,200	(31)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		158,200	581
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		74,500	(493)

							$8,271

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Ecuador Government International Bond	10.000%	08/15/2030	$7,900	$6,996	$7,057
U.S. Treasury Notes	4.250%	11/15/2014	8,000	7,553	7,695

				$14,548	$14,752

(2)	Market value includes $421 of interest payable on short sales.

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	10,816	10/2007	$421	$0	$421
Buy		39,952	03/2008	376	0	376
Sell		6,309	03/2008	0	(271)	(271)
Buy	CLP	853,250	11/2007	56	0	56
Buy		1,178,616	03/2008	0	(5)	(5)
Buy	CNY	24,681	09/2007	69	0	69
Buy		2,018	12/2007	1	0	1
Buy		95,437	01/2008	0	(89)	(89)
Buy	COP	474,390	03/2008	24	0	24
Buy	CZK	10,334	03/2008	0	(10)	(10)
Sell	EUR	39,403	07/2007	0	(516)	(516)
Buy	HKD	390	07/2007	0	0	0
Sell		390	07/2007	0	0	0
Buy		390	08/2007	0	0	0
Buy	IDR	19,408,377	07/2007	16	0	16
Buy		110,618,500	08/2007	125	0	125
Buy		19,408,377	10/2007	17	0	17
Buy	ILS	1,142	12/2007	0	(2)	(2)
Buy	INR	31,302	08/2007	16	0	16
Buy		131,861	10/2007	14	(1)	13
Buy		9,790	11/2007	4	0	4
Buy	JPY	637,214	07/2007	0	(73)	(73)
Buy	KRW	3,319,978	07/2007	16	0	16
Buy		1,580,586	08/2007	0	(1)	(1)
Buy		9,647,787	09/2007	154	0	154
Buy		706,333	11/2007	3	0	3
Buy	MXN	13,361	03/2008	30	0	30
Buy	MYR	7,618	07/2007	6	0	6
Sell		7,618	07/2007	0	(4)	(4)
Buy		19,200	09/2007	0	(20)	(20)
Buy		7,618	10/2007	1	0	1
Buy	PLN	3,821	09/2007	0	(2)	(2)
Buy		30,702	03/2008	428	0	428
Buy	RUB	335,626	09/2007	362	0	362
Buy		109,184	11/2007	146	0	146
Buy		286,438	12/2007	243	0	243
Buy	SGD	4,930	07/2007	0	(26)	(26)
Buy		4,418	08/2007	0	(50)	(50)
Buy		4,532	10/2007	10	(13)	(3)
Buy		3,790	11/2007	0	(27)	(27)
Buy	SKK	13,221	03/2008	2	0	2
Buy	ZAR	72,791	09/2007	36	(24)	12
Sell		12,802	03/2008	24	0	24

				$2,600	$(1,134)	$1,466

See accompanying notes

Schedule of Investments

European StocksPLUS® TR Strategy Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.4%
Banking & Finance 1.2%
Merrill Lynch & Co., Inc.
5.450% due 08/14/2009	$100	$100

Utilities 4.2%
BellSouth Corp.
5.460% due 08/15/2008	100	100
Embarq Corp.
6.738% due 06/01/2013	100	102
Progress Energy, Inc.
7.100% due 03/01/2011	100	105
PSEG Energy Holdings LLC
8.625% due 02/15/2008	41	42

		349

Total Corporate Bonds & Notes (Cost $446)		449

U.S. GOVERNMENT AGENCIES 86.9%
Fannie Mae
4.000% due 08/01/2013	45	43
4.612% due 08/01/2035	65	65
4.637% due 10/01/2035	69	69
4.657% due 10/01/2035	68	68
4.712% due 12/01/2034	51	50
4.723% due 10/01/2035	67	68
4.852% due 02/01/2034	39	39
4.903% due 12/01/2035	73	73
5.000% due 03/01/2020 - 02/25/2025	1,471	1,428
5.414% due 05/01/2036	147	146
5.500% due 07/01/2037	1,700	1,640
5.504% due 07/01/2032	36	36
6.000% due 07/01/2037	1,500	1,484
6.133% due 06/01/2043	27	27
6.220% due 04/25/2032	15	15
6.500% due 07/01/2037	1,000	1,009
6.625% due 11/25/2023	80	83
Freddie Mac
3.000% due 05/15/2022	100	98
3.500% due 05/15/2022	49	49
4.000% due 06/15/2022	35	34
4.500% due 11/15/2013 - 10/15/2019	144	142
5.000% due 12/15/2015 - 12/15/2023	462	458
5.520% due 10/15/2020	31	31
6.427% due 07/25/2044	37	38

Total U.S. Government Agencies (Cost $7,217)		7,193

MORTGAGE-BACKED SECURITIES 12.1%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	84	83
Countrywide Alternative Loan Trust
5.400% due 09/20/2046	59	59
Freddie Mac
5.000% due 04/15/2018	81	80
Harborview Mortgage Loan Trust
5.540% due 05/19/2035	71	71
Lehman Brothers Floating Rate Commercial MortgageTrust
5.400% due 09/15/2021	35	34
Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	143	143
Washington Mutual, Inc.
5.580% due 11/25/2045	55	55
5.724% due 07/25/2046	80	81
5.724% due 08/25/2046	90	90
5.860% due 12/25/2027	38	38
6.009% due 06/25/2046	72	72
6.529% due 09/25/2046	95	96
Wells Fargo Mortgage-Backed Securities Trust
4.319% due 07/25/2035	100	98

Total Mortgage-Backed Securities (Cost $996)		1,000

ASSET-BACKED SECURITIES 10.5%
Carrington Mortgage Loan Trust
5.360% due 05/25/2036	35	36
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	37	37
Countrywide Asset-Backed Certificates
5.370% due 12/25/2046	62	62
5.430% due 10/25/2046	69	69
GSAMP Trust
5.390% due 02/25/2036	30	30
Home Equity Asset Trust
5.430% due 02/25/2036	14	14
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	64	64
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	61	61
Lehman XS Trust
5.400% due 07/25/2046	51	51
5.400% due 08/25/2046	53	53
Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	18	18
Merrill Lynch Mortgage Investors, Inc.
5.380% due 04/25/2037	37	37
Morgan Stanley Home Equity Loans
5.370% due 12/25/2036	89	89
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	32	32
Residential Asset Securities Corp.
5.390% due 02/25/2037	95	95
Soundview Home Equity Loan Trust
5.370% due 10/25/2036	59	59
Structured Asset Securities Corp.
4.900% due 04/25/2035	54	54
Wachovia Student Loan Trust
5.335% due 10/25/2013	3	3

Total Asset-Backed Securities (Cost $862)		864

SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012	12	13
Panama Government International Bond
9.625% due 02/08/2011	8	9

Total Sovereign Issues (Cost $22)		22

	Shares
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	17	17

Total Preferred Stocks (Cost $17)		17

EXCHANGE-TRADED FUNDS 0.8%
streetTRACKS Dow Jones EURO STOXX 50 Fund	1,108	67

Total Exchange-Traded Funds (Cost $50)		67

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 38.6%
Commercial Paper 34.9%
Bank of America Corp.
5.205% due 10/04/2007	$300	298
Barclays U.S. Funding Corp.
5.240% due 09/26/2007	200	199
CBA (de) Finance
5.225% due 09/28/2007	200	199
Danske Corp.
5.235% due 10/12/2007	300	297
Dexia Delaware LLC
5.225% due 09/21/2007	300	299
Fannie Mae
5.080% due 07/02/2007	200	200
Freddie Mac
4.800% due 07/02/2007	300	300
Nordea N.A., Inc.
5.225% due 07/26/2007	200	199
Rabobank USA Financial Corp.
5.330% due 07/26/2007	200	200
Societe Generale NY
5.240% due 11/26/2007	200	198
Swedbank AB
5.225% due 09/06/2007	200	199
UBS Finance Delaware LLC
5.230% due 10/23/2007	300	298

		2,886

Repurchase Agreements 2.8%
Lehman Brothers, Inc.
4.000% due 07/02/2007	100	100
(Dated 06/29/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $104. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
4.900% due 07/02/2007	135	135
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $141. Repurchase proceeds are $135.)

		235

U.S. Treasury Bills 0.9%
4.532% due 09/13/2007 (a)(c)	75	74

Total Short-Term Instruments (Cost $3,195)		3,195

Purchased Options (e) 0.0% (Cost $12)		4
Total Investments (b) 154.8% (Cost $12,817)		$12,811
Written Options (f) (0.0%) (Premiums $10)		(4)
Other Assets and Liabilities (Net) (54.8%)		(4,532)

Net Assets 100.0%		$8,275

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $155 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $74 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	1	$(2)
90-Day Eurodollar December Futures	Long	12/2008	3	1
90-Day Eurodollar June Futures	Long	06/2008	12	(8)
90-Day Eurodollar March Futures	Long	03/2009	6	2
90-Day Eurodollar September Futures	Long	09/2008	2	(1)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	6	1
U.S. Treasury 10-Year Note September Futures	Long	09/2007	5	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	3	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	7	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1	(2)

				$(38)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	$100	$1
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	200	0
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	100	0
Merrill Lynch & Co., Inc.	Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%)	03/20/2011	100	0

						$1

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	500	$(3)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		200	(2)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	6.000%	06/18/2034	EUR	300	(3)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	1,000	(3)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		100	3
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		500	(2)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	1,000	0
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,700	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		1,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		$700	8
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		200	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		600	(21)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		100	(3)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		200	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		700	(20)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		700	(5)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		500	8
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,200	(1)

							$(45)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Goldman Sachs & Co.	Long	Fresco Dow Jones Euro STOXX 50	1-Month USD-LIBOR less 0.250%	11/15/2007	137,972	$(65)

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$95.250	03/17/2008	2	$2	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/09/2007	EUR	100	$1	$0
Put - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.540%	08/24/2007		$1,000	1	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		500	2	1
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		4,400	4	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		300	1	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		300	1	1

								$10	$3

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 09/01/2037	$85.500	09/06/2007	$1,000	$0	$0
Put - OTC Fannie Mae 6.000% due 09/01/2037	89.031	09/06/2007	830	0	0

				$0	$0

(f) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$100.000	08/24/2007	10	$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/09/2007	EUR	300	$1	$1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		$200	2	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		800	4	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		100	1	1
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		100	1	1

								$9	$4

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Bonds	4.750%	02/15/2037	$600	$557	$577
U.S. Treasury Notes	4.250%	11/15/2013	300	289	291
U.S. Treasury Notes	4.750%	05/15/2014	200	197	199

				$1,043	$1,067

(2)	Market value includes $15 of interest payable on short sales.

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	362	10/2007	$4	$0	$4
Buy		153	03/2008	2	0	2
Sell	CAD	90	08/2007	0	0	0
Buy	CHF	5	09/2007	0	0	0
Buy	CNY	1,363	01/2008	0	(1)	(1)
Buy	EUR	23	07/2007	0	0	0
Sell		6,390	07/2007	0	(84)	(84)
Sell	GBP	69	08/2007	0	(1)	(1)
Buy		9	09/2007	0	0	0
Buy	JPY	5,448	07/2007	0	(1)	(1)
Buy	KRW	35,451	07/2007	0	0	0
Buy		2,773	09/2007	0	0	0
Buy	MXN	363	03/2008	1	0	1
Buy	MYR	21	07/2007	0	0	0
Sell		21	07/2007	0	0	0
Buy		21	10/2007	0	0	0
Buy	NOK	108	09/2007	0	0	0
Sell		106	09/2007	0	0	0
Sell	NZD	16	07/2007	0	0	0
Buy	PLN	69	09/2007	1	0	1
Buy	RUB	656	12/2007	1	0	1
Buy		180	01/2008	0	0	0
Buy	SGD	41	07/2007	0	0	0
Sell		3	07/2007	0	0	0
Buy		5	08/2007	0	0	0
Buy		5	10/2007	0	0	0

				$9	$(87)	$(78)

See accompanying notes

Schedule of Investments

Extended Duration Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.8% Banking & Finance 4.5%
ABX Financing Co.
6.350% due 10/15/2036	$10	$10
American Express Centurion Bank
5.320% due 05/07/2008	30	30
American Express Credit Corp.
5.380% due 03/02/2009	10	10
Citigroup, Inc.
5.400% due 12/26/2008	10	10
General Electric Capital Corp.
5.430% due 08/15/2011	10	10
5.455% due 10/21/2010	10	10
Goldman Sachs Group, Inc.
5.536% due 02/06/2012	20	20
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	30

		130

Industrials 1.3%
DaimlerChrysler N.A. Holding Corp.
5.840% due 09/10/2007	10	10
Georgia-Pacific Corp.
7.750% due 11/15/2029	30	29

		39

Total Corporate Bonds & Notes (Cost $169)		169

U.S. GOVERNMENT AGENCIES 22.5%
Fannie Mae
4.000% due 02/25/2019	100	89
5.000% due 08/25/2033	36	28
5.500% due 04/25/2033 - 08/25/2035	79	71
6.000% due 12/25/2034	117	106
Federal Farm Credit Bank
5.750% due 12/07/2028	80	82
Federal Home Loan Bank
3.500% due 11/15/2007	15	15
4.000% due 05/15/2009	10	10
Freddie Mac
5.000% due 10/15/2033	11	10
5.500% due 02/15/2024	36	33
5.720% due 01/15/2033	3	3
6.000% due 06/15/2035	188	170
8.250% due 06/01/2016	30	35

Total U.S. Government Agencies (Cost $688)		652

U.S. TREASURY OBLIGATIONS 112.7%
U.S. Treasury Strips
0.000% due 02/15/2019	700	385
0.000% due 02/15/2026	2,000	761
0.000% due 08/15/2026	800	296
0.000% due 11/15/2026	1,200	440
0.000% due 02/15/2027	1,000	362
0.000% due 08/15/2027	1,000	352
0.000% due 11/15/2027	1,000	349
0.000% due 08/15/2029	1,000	322

Total U.S. Treasury Obligations (Cost $3,254)		3,267

MORTGAGE-BACKED SECURITIES 2.4%
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	8	8
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	6	6
JPMorgan Chase Commercial Mortgage
Securities Corp.
5.747% due 02/12/2049	20	20
Washington Mutual, Inc.
5.724% due 10/25/2046	27	27
5.759% due 01/25/2047	9	9

Total Mortgage-Backed Securities (Cost $70)		70

ASSET-BACKED SECURITIES 4.2%
Argent Securities, Inc.
5.370% due 10/25/2036	21	20
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	17	17
5.370% due 12/25/2036	7	7
Bear Stearns Asset-Backed Securities, Inc.
5.508% due 07/25/2036	23	23
Chase Credit Card Master Trust
5.430% due 10/15/2010	20	20
MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	20	20
SLM Student Loan Trust
5.325% due 07/25/2013	16	16

Total Asset-Backed Securities (Cost $123)		123

SHORT-TERM INSTRUMENTS 29.2%
Certificates of Deposit 4.5%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	10	10
Barclays Bank PLC
5.281% due 03/17/2008	20	20
BNP Paribas
5.262% due 07/03/2008	20	20
5.270% due 09/23/2008	10	10
Fortis Bank NY
5.300% due 09/30/2008	10	10
Nordea Bank Finland PLC
5.308% due 04/09/2009	10	10
Skandinav Enskilda BK
5.272% due 08/21/2008	30	30
Societe Generale NY
5.270% due 03/26/2008	20	20

		130

Commercial Paper 17.2%
Bank of America Corp.
5.215% due 10/04/2007	100	99
Dexia Delaware LLC
5.225% due 09/21/2007	100	99
Freddie Mac
4.800% due 07/02/2007	100	100
HBOS Treasury Services PLC
5.225% due 11/13/2007	100	100
UBS Finance Delaware LLC
5.230% due 10/23/2007	100	99

		497

Repurchase Agreements 4.8%
State Street Bank and Trust Co.
4.900% due 07/02/2007	139	139

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $146. Repurchase proceeds are $139.)
U.S. Treasury Bills 2.7%
4.703% due 08/30/2007 - 09/13/2007 (a)(b)	80	80

Total Short-Term Instruments (Cost $846)		846

Purchased Options (d) 0.0% (Cost $2)		1
Total Investments 176.8% (Cost $5,152)		$5,128
Written Options (e) (0.0%) (Premiums $6)		(1)
Other Assets and Liabilities (Net) (76.8%)		(2,227)

Net Assets 100.0%		$2,900

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $80 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2	$0
90-Day Eurodollar March Futures	Long	03/2008	9	0
90-Day Eurodollar September Futures	Long	09/2008	12	(4)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	18	3
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	4	(2)

				$(3)

(c) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	$400	$(22)

(d) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$106.000	08/24/2007	4	$0	$0
Call - CBOT U.S. Treasury 5-Year Note September Futures	108.500	08/24/2007	13	0	1
Call - CBOT U.S. Treasury 5-Year Note September Futures	109.000	08/24/2007	1	0	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/24/2007	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond September Futures	114.000	08/24/2007	2	0	0
Call - CBOT U.S. Treasury 30-Year Bond September Futures	118.000	08/24/2007	5	0	0
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/24/2007	1	0	0
Call - CME 90-Day Eurodollar December Futures	95.500	12/17/2007	1	1	0
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	10	1	0
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1	0	0

				$2	$1

(e) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	10	$6	$1

(f) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(1)
U.S. Treasury Bonds	4.500%	02/15/2036	$180	$159	$167
U.S. Treasury Bonds	4.750%	02/15/2037	200	185	192

				$344	$359

(1)	Market value includes $8 of interest payable on short sales.

(g) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Buy	BRL	7	03/2008	$0	$0	$0
Buy	CNY	246	12/2007	0	0	0
Buy	JPY	8,906	07/2007	0	(1)	(1)
Buy	KRW	2,806	08/2007	0	0	0
Buy	PLN	3	09/2007	0	0	0
Buy	RUB	26	01/2008	0	0	0

				$0	$(1)	$(1)

See accompanying notes

Schedule of Investments

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.8%
Banking & Finance 5.0%
Bank of America Corp.
5.616% due 10/14/2016	$100	$101
Citigroup, Inc.
5.400% due 12/26/2008	100	100
Ford Motor Credit Co.
7.800% due 06/01/2012	50	49
Goldman Sachs Group, Inc.
5.450% due 12/22/2008	100	100
HSBC Finance Corp.
5.415% due 10/21/2009	100	100
JPMorgan Chase & Co.
5.410% due 06/26/2009	100	100
Rabobank Nederland
5.376% due 01/15/2009	100	100
Santander U.S. Debt S.A. Unipersonal
5.416% due 02/06/2009	100	100
5.420% due 11/20/2009	100	100

		850

Industrials 1.8%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	100	100
Omnicom Group, Inc.
5.900% due 04/15/2016	100	99
Xerox Capital Trust I
8.000% due 02/01/2027	100	103

		302

Utilities 3.0%
BellSouth Corp.
5.460% due 08/15/2008	200	200
Embarq Corp.
6.738% due 06/01/2013	200	204
NRG Energy, Inc.
7.375% due 02/01/2016	100	101

		505

Total Corporate Bonds & Notes (Cost $1,654)		1,657

U.S. GOVERNMENT AGENCIES 74.5%
Fannie Mae
4.000% due 08/01/2013	90	86
4.190% due 11/01/2034	65	64
4.612% due 08/01/2035	65	65
4.637% due 10/01/2035	69	69
4.657% due 10/01/2035	68	68
4.709% due 09/01/2035	88	87
4.723% due 10/01/2035	67	68
4.852% due 02/01/2034	39	39
4.903% due 12/01/2035	146	146
5.000% due 01/01/2020 - 02/25/2025	1,610	1,564
5.500% due 05/25/2027 - 08/01/2037	5,373	5,187
5.504% due 07/01/2032	36	36
5.670% due 05/25/2042 - 09/25/2042	152	152
6.000% due 03/25/2031 - 07/01/2037	3,300	3,269
6.133% due 09/01/2044 - 10/01/2044	295	298
6.625% due 11/25/2023	80	83
Freddie Mac
3.500% due 01/15/2023	207	204
4.748% due 09/01/2035	80	79
5.000% due 12/15/2015 - 08/15/2020	1,013	1,001
5.520% due 10/15/2020	31	31

Total U.S. Government Agencies (Cost $12,617)		12,596

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds
8.125% due 08/15/2019	100	126

Total U.S. Treasury Obligations (Cost $134)		126

MORTGAGE-BACKED SECURITIES 17.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	166	163
Bear Stearns Alt-A Trust
5.818% due 11/25/2036	84	84
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	251	248
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	51	50
5.480% due 02/25/2047	88	88
5.530% due 03/20/2046	69	70
5.600% due 02/25/2037	78	78
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	79	78
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.410% due 08/25/2037	100	100
Downey Savings & Loan Association Mortgage Loan Trust
7.235% due 07/19/2044	18	18
Freddie Mac
5.000% due 04/15/2018	166	163
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	19	19
GSR Mortgage Loan Trust
5.500% due 11/25/2035	62	62
Harborview Mortgage Loan Trust
5.560% due 03/19/2037	73	73
HSI Asset Securitization Corp. Trust
5.380% due 05/25/2037 (a)	100	100
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	36	35
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	44	44
Mellon Residential Funding Corp.
5.670% due 11/15/2031	91	91
5.760% due 12/15/2030	69	69
Morgan Stanley Capital I
5.380% due 10/15/2020	82	82
Structured Adjustable Rate Mortgage Loan Trust
6.429% due 01/25/2035	46	46
Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	142	143
5.540% due 05/25/2036	85	85
5.600% due 02/25/2036	75	75
Structured Asset Securities Corp.
5.000% due 12/25/2034	106	105
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	76	76
Washington Mutual, Inc.
5.724% due 07/25/2046	161	162
5.724% due 08/25/2046	179	181
5.759% due 01/25/2047	88	88
6.009% due 06/25/2046	144	145
6.223% due 05/25/2041	29	29
Wells Fargo Mortgage-Backed Securities Trust
5.240% due 04/25/2036	76	75

Total Mortgage-Backed Securities (Cost $2,921)		2,925

ASSET-BACKED SECURITIES 25.0%
ACE Securities Corp.
5.390% due 12/25/2035	28	28
5.400% due 02/25/2036	28	28
5.470% due 12/25/2035	100	100
Argent Securities, Inc.
5.360% due 06/25/2036	53	53
5.400% due 03/25/2036	21	21
Asset-Backed Funding Certificates
5.380% due 01/25/2037	75	75
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035	12	12
Carrington Mortgage Loan Trust
5.370% due 01/25/2037	82	82
Centex Home Equity
5.370% due 06/25/2036	61	61
Citigroup Mortgage Loan Trust, Inc.
5.380% due 05/25/2037	200	200
5.390% due 08/25/2036	74	74
5.400% due 12/25/2035	20	20
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	103	103
5.370% due 01/25/2037	98	98
5.370% due 05/25/2037	86	86
5.370% due 05/25/2037	166	166
5.450% due 07/25/2036	20	20
5.480% due 02/25/2036	29	29
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	82	82
CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	64	64
First Franklin Mortgage Loan Asset-Backed Certificates
5.390% due 01/25/2036	21	21
First NLC Trust
5.390% due 08/25/2037	100	100
5.440% due 02/25/2036	34	34
GSAMP Trust
5.390% due 01/25/2036	29	29
5.410% due 11/25/2035	35	35
GSR Mortgage Loan Trust
5.420% due 11/25/2030	16	16
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	63	63
5.670% due 09/20/2033	19	19
Home Equity Asset Trust
5.400% due 05/25/2036	41	41
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	84	84
5.400% due 12/25/2035	37	38
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	79	79
5.410% due 03/25/2036	28	28
5.450% due 04/25/2037	91	91
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	88	88
5.370% due 10/25/2036	82	82
5.380% due 04/01/2037	96	96
5.400% due 03/25/2037	96	96
Lehman XS Trust
5.400% due 07/25/2046	101	101
5.410% due 05/25/2046	47	47
Long Beach Mortgage Loan Trust
5.380% due 05/25/2046	25	25
5.410% due 01/25/2036	58	58
5.600% due 10/25/2034	37	37
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	81	81
5.400% due 05/25/2037	100	100
5.430% due 11/25/2035	25	25
Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	65	65
5.430% due 07/25/2036	19	19
Morgan Stanley ABS Capital I
5.360% due 07/25/2036	113	114
Nelnet Student Loan Trust
5.340% due 09/25/2012	78	78
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	65	65
Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	21	21
Residential Asset Securities Corp.
5.400% due 01/25/2036	22	22
5.410% due 01/25/2036	16	16
Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035	12	12
5.440% due 05/25/2037	100	100
5.450% due 05/25/2037 (a)	100	100
SLC Student Loan Trust
5.313% due 02/15/2015	100	100
SLM Student Loan Trust
5.355% due 10/25/2016	100	100
Soundview Home Equity Loan Trust
5.400% due 01/25/2037	72	72
5.400% due 06/25/2037	97	97
Structured Asset Securities Corp.
4.900% due 04/25/2035	54	54
USAA Auto Owner Trust
5.337% due 07/11/2008	100	100
Wachovia Auto Owner Trust
5.340% due 07/18/2008	100	100
Wells Fargo Home Equity Trust
5.370% due 01/25/2037	82	82

Total Asset-Backed Securities (Cost $4,231)		4,233

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012	12	13
Panama Government International Bond
9.625% due 02/08/2011	8	9

Total Sovereign Issues (Cost $22)		22

	Shares
PREFERRED STOCKS 0.3%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	44	44

Total Preferred Stocks (Cost $45)		44

EXCHANGE-TRADED FUNDS 2.6%
iShares MSCI Hong Kong Index Fund	7,509	128
iShares MSCI Malaysia Index Fund	1,317	16
iShares MSCI Singapore Index Fund	835	11
iShares MSCI South Korea Index Fund	822	50
iShares MSCI Taiwan Index Fund	14,392	230

Total Exchange-Traded Funds (Cost $329)		435

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 25.9%
Certificates of Deposit 1.2%
BNP Paribas
5.262% due 05/28/2008	$100	100
Nordea Bank Finland PLC
5.308% due 05/28/2008	100	100

		200

Commercial Paper 21.1%
Bank of America Corp.
5.190% due 10/04/2007	200	198
5.250% due 10/04/2007	300	296
Dexia Delaware LLC
5.240% due 09/21/2007	500	494
Fortis Funding LLC
5.255% due 09/05/2007	400	399
Societe Generale NY
5.240% due 11/26/2007	500	494
TotalFinaElf Capital S.A.
5.340% due 07/02/2007	400	400
UBS Finance Delaware LLC
5.230% due 10/23/2007	500	492
Westpac Banking Corp.
5.240% due 11/05/2007	800	791

		3,564

Repurchase Agreements 2.7%
State Street Bank and Trust Co.
4.900% due 07/02/2007	463	463
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $477. Repurchase proceeds are $463.)

U.S. Treasury Bills 0.9%
4.616% due 09/13/2007 (b)(d)	155	153

Total Short-Term Instruments (Cost $4,381)		4,380

Purchased Options (f) 0.1% (Cost $36)		18
Total Investments (c) 156.4% (Cost $26,370)		$26,436
Written Options (g) (0.0%) (Premiums $21)		(6)
Other Assets and Liabilities (Net) (56.4%)		(9,530)

Net Assets 100.0%		$16,900

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $991 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $153 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	3	$(5)
90-Day Eurodollar June Futures	Long	06/2008	25	(16)
90-Day Eurodollar March Futures	Long	03/2008	1	(1)
90-Day Eurodollar March Futures	Long	03/2009	11	3
90-Day Eurodollar September Futures	Long	09/2008	2	(2)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	16	4
Euro-Bund 10-Year Note September Futures	Long	09/2007	1	(1)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	3	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	21	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	19	(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	15	(23)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	(6)

				$(135)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	$100	$0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	25	1
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	100	0
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	100	0
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	400	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	200	3
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%)	12/20/2012	300	0
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.458%	12/20/2015	200	(1)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Sell	(0.390%)	06/20/2016	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	100	1
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%)	06/20/2017	100	0

						$5

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	800	$(4)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		300	(3)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	300	15
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	6.000%	06/18/2034		600	(6)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	24
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	14
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		500	(2)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	2,000	0
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,400	(1)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		2,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		$1,300	15
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,800	6
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		1,200	(42)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		200	2
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		300	(10)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		1,000	(6)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		100	0
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		100	2
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		100	(3)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		600	(4)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		700	11
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		3,600	(1)

							$7

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Long	iShares MSCI Hong Kong Index	1-Month USD-LIBOR less 0.250%	11/15/2007	276,019	$3
Goldman Sachs & Co.	Long	iShares MSCI Malaysia Index	1-Month USD-LIBOR less 0.250%	11/15/2007	122,124	(11)
Goldman Sachs & Co.	Long	iShares MSCI Singapore Index	1-Month USD-LIBOR less 0.250%	11/15/2007	155,027	(31)
Goldman Sachs & Co.	Long	iShares MSCI South Korea Index	1-Month USD-LIBOR less 0.250%	11/15/2007	83,313	(142)
Goldman Sachs & Co.	Long	iShares MSCI Taiwan Index	1-Month USD-LIBOR less 0.250%	11/15/2007	205,439	93

						$(88)

(f) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$95.250	03/17/2008	6	$5	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/09/2007	EUR	100	$1	$1
Put - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.540%	08/24/2007		$2,000	1	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		700	2	1
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		1,100	3	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		11,100	11	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		300	1	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		600	2	2

								$21	$5

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	121.000	01/18/2008	$100	$1	$2
Call - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	100	5	8
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	100	4	2

					$10	$12

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 09/01/2037	$85.000	09/06/2007	$1,000	$0	$0
Put - OTC Fannie Mae 5.500% due 09/01/2037	85.500	09/06/2007	2,000	0	0

				$0	$0

(g) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$100.000	08/24/2007	20	$2	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/09/2007	EUR	500	$2	$2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		$300	2	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		200	2	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		2,000	10	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		100	1	1
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		200	2	2

								$19	$6

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Bonds	4.750%	02/15/2037	$1,100	$1,021	$1,058
U.S. Treasury Notes	4.250%	11/15/2013	300	289	291
U.S. Treasury Notes	4.500%	05/15/2017	600	578	579
U.S. Treasury Notes	4.750%	05/15/2014	200	197	199

				$2,085	$2,127

(2)	Market value includes $28 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	783	10/2007	$7	$(1)	$6
Buy		346	03/2008	5	0	5
Sell		22	03/2008	0	(1)	(1)
Sell	CAD	194	08/2007	0	(1)	(1)
Buy	CNY	1,214	11/2007	0	0	0
Buy		3,234	01/2008	0	(2)	(2)
Buy	EUR	60	07/2007	0	0	0
Sell		108	07/2007	0	(1)	(1)
Sell	GBP	201	08/2007	0	(2)	(2)
Buy		21	09/2007	0	0	0
Buy	HKD	114,972	07/2007	0	(9)	(9)
Sell		76,192	07/2007	0	(1)	(1)
Sell		76,192	08/2007	4	0	4
Buy	JPY	13,447	07/2007	0	(2)	(2)
Buy	KRW	241,956	07/2007	2	0	2
Sell		130,000	07/2007	0	(1)	(1)
Buy		71,000	08/2007	1	0	1
Sell		4,648,795	08/2007	2	(1)	1
Buy	MXN	914	03/2008	2	0	2
Buy	MYR	5,406	07/2007	3	0	3
Sell		5,406	07/2007	22	0	22
Sell		5,238	10/2007	0	0	0
Buy	NOK	251	09/2007	1	0	1
Sell		248	09/2007	0	0	0
Sell	NZD	48	07/2007	0	(1)	(1)
Buy	PLN	165	09/2007	2	0	2
Buy	RUB	1,626	12/2007	1	0	1
Buy		103	01/2008	0	0	0
Buy	SGD	200	07/2007	0	(2)	(2)
Sell		3,524	07/2007	32	0	32
Buy		50	10/2007	0	0	0
Buy	TWD	106,355	07/2007	0	(8)	(8)
Sell		106,355	07/2007	0	(28)	(28)
Sell		106,355	08/2007	11	0	11

				$95	$(61)	$34

See accompanying notes

Schedule of Investments

Floating Income Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 8.7%
AES Corp.
7.180% due 04/30/2010		$15,000	$15,031
7.190% due 04/30/2008		1,000	1,003
7.500% due 08/10/2011		1,000	1,003
AGCO Corp.
7.100% due 06/15/2009		625	629
Allied Waste North America, Inc.
5.320% due 01/15/2012		1,680	1,688
7.060% due 03/28/2014		1,520	1,526
7.110% due 03/28/2014		1,047	1,051
7.140% due 03/28/2014		558	560
7.150% due 03/28/2014		608	610
Appleton Papers, Inc.
5.320% due 05/21/2014		333	334
5.340% due 05/21/2014		333	334
5.360% due 05/21/2014		333	334
Aramark Corp.
7.445% due 01/19/2014		263	264
7.475% due 01/10/2014		3,685	3,692
Biomet, Inc.
6.000% due 03/08/2008		7,500	7,519
Boc Group, Inc.
7.360% due 05/31/2014		2,500	2,508
Celanese Corp.
7.099% due 04/02/2014		5,000	5,016
Centennial Cellular Operating Co. LLC
7.350% due 02/09/2011		857	862
7.360% due 01/20/2011		66	67
Community Health Corp.
4.000% due 07/02/2014		526	527
5.000% due 07/02/2014		7,974	7,993
Cooper-Standard Automotive, Inc.
7.875% due 12/31/2011		2,042	2,047
Covanta Energy Corp.
5.240% due 02/07/2014		1,650	1,651
6.875% due 02/07/2014		3,351	3,354
CSC Holdings, Inc.
7.070% due 02/24/2013		4,712	4,716
7.070% due 03/29/2013		275	275
DaVita, Inc.
6.820% due 10/05/2012		2,258	2,264
6.850% due 10/05/2012		3,736	3,746
6.860% due 10/05/2012		1,005	1,008
Dex Media West LLC
6.820% due 09/09/2010		806	806
6.840% due 09/09/2010		228	228
6.860% due 09/09/2010		4,534	4,536
DirecTV Holdings LLC
6.820% due 04/08/2013		990	991
Dobson Communications Corp.
7.320% due 03/14/2014		5,000	5,001
El Paso Corp.
5.273% due 06/15/2009		2,000	1,970
Energy Transfer Equity LP
7.106% due 11/01/2012		5,000	5,023
FCI Connectors
7.117% due 03/09/2013		2,500	2,499
Ford Motor Co.
8.360% due 11/29/2013		14,963	15,041
Freescale Semiconductor, Inc.
7.110% due 11/28/2013		2,985	2,960
Fresenius Medical Care Capital Trust
6.725% due 03/22/2013		4,412	4,415
6.735% due 03/22/2013		576	576
General Motors Acceptance Corp.
7.725% due 11/17/2013		3,990	4,021
Georgia-Pacific Corp.
7.110% due 12/20/2012		6,912	6,936
Goodyear Tire & Rubber Co.
7.100% due 04/20/2014		5,000	4,982
Hanesbrands, Inc.
7.105% due 10/15/2013		3,704	3,720
Hawaiian Telcom Communications, Inc.
7.610% due 06/01/2014		5,000	4,994
HCA, Inc.
7.100% due 11/17/2012		990	993
7.600% due 11/14/2013		9,975	10,030
Headwaters, Inc.
7.360% due 04/30/2011		734	736
Health Management Associates, Inc.
7.100% due 01/16/2014		4,000	4,009
HealthSouth Corp.
7.850% due 02/02/2013		3,122	3,138
7.860% due 02/02/2013		58	58
Hercules, Inc.
6.820% due 10/08/2010		493	494
6.840% due 10/08/2010		2	2
Hertz Corp.
5.360% due 12/21/2012		447	450
7.090% due 12/20/2012		978	984
7.090% due 12/21/2012		152	153
7.110% due 12/21/2012		1,368	1,377
Idearc, Inc.
7.360% due 11/09/2014		7,980	8,021
Ineos Group Holdings PLC
7.580% due 10/07/2013		2,228	2,244
8.080% due 10/07/2014		2,228	2,253
Jarden Corp.
7.100% due 01/21/2012		3,293	3,303
Kinder Morgan, Inc.
6.820% due 05/24/2014		8,800	8,804
Kinetic Concepts, Inc.
6.850% due 08/11/2010		562	564
Las Vegas Sands Corp.
3.000% due 05/15/2014		1,000	999
7.110% due 05/15/2014		4,000	3,996
Lukoil Finance Ltd.
6.020% due 01/11/2009		4,830	4,805
Mediacom Communications Corp.
7.100% due 02/28/2014		722	722
7.110% due 02/28/2014		1,273	1,272
Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012		5,940	5,961
Nalco Co.
7.070% due 11/01/2010		459	462
7.110% due 11/04/2010		355	357
7.140% due 11/01/2010		416	419
Neiman-Marcus Group, Inc.
7.320% due 04/06/2013		172	173
7.360% due 03/13/2013		2,754	2,767
Nortek, Inc.
7.610% due 08/24/2011		1,955	1,953
Novelis, Inc.
7.590% due 01/07/2012		637	639
7.610% due 01/07/2012		367	368
NRG Energy, Inc.
7.070% due 11/04/2012		879	876
OAO Rosneft Oil Co.
6.000% due 09/16/2007		42,000	42,059
6.000% due 09/17/2009		5,000	4,920
PanAmSat Corp.
7.349% due 06/30/2011		772	777
7.349% due 06/30/2013		1,639	1,646
Penn National Gaming, Inc.
7.100% due 05/26/2012		45	45
7.110% due 05/26/2012		2,910	2,917
Polypore, Inc.
8.320% due 11/12/2011		442	443
Primedia, Inc.
7.570% due 09/30/2013		1,182	1,181
Qwest Corp.
6.950% due 06/30/2010		2,000	1,993
Reliant Energy, Inc.
8.000% due 06/13/2014		4,000	3,995
Renal Advantage, Inc.
7.860% due 10/06/2012		3,980	4,020
Rental Service Corp.
7.090% due 11/21/2013		1,920	1,933
7.100% due 11/21/2013		2,060	2,074
RH Donnelley, Inc.
6.850% due 09/09/2010		577	577
6.850% due 06/30/2011		1,055	1,055
6.860% due 09/09/2010		1,008	1,008
6.860% due 06/30/2011		3,287	3,289
Roundy’s Supermarket, Inc.
8.070% due 10/27/2011		15	15
8.110% due 11/01/2011		5,920	5,971
Royalty Pharma
5.320% due 05/14/2013		750	753
5.340% due 05/14/2013		750	753
Sandridge Energy, Inc.
8.975% due 04/01/2014		4,775	4,894
Shackleton Re Ltd.
12.875% due 08/01/2008		2,000	2,010
13.375% due 08/01/2008		500	504
Simmons Bedding Co.
7.375% due 12/19/2011		378	380
7.438% due 12/19/2011		483	485
SLM Corp.
6.000% due 06/30/2008		3,000	2,985
Smurfit-Stone Container Enterprises, Inc.
5.215% due 11/01/2010		87	88
7.375% due 11/01/2010		67	67
7.375% due 11/01/2011		488	491
Solar Capital Corp.
7.356% due 02/11/2013		2,948	2,964
Supervalu, Inc.
6.820% due 05/26/2013		13	13
6.860% due 05/26/2013		4,975	4,992
Telcordia Technologies, Inc.
8.110% due 09/09/2012		2,940	2,936
Telesat Canada, Inc.
2.620% due 02/14/2008		10,000	10,005
Thompson Learning, Inc.
5.000% due 06/27/2014		12,000	11,860
Travelport
7.850% due 08/01/2013		446	449
7.850% due 08/22/2013		4,531	4,557
Tribune Co.
8.375% due 05/30/2014		4,750	4,649
Universal City Development Partners
7.350% due 06/09/2012		6	6
7.360% due 06/09/2012		920	928
UPC Financing Partnership
7.080% due 12/31/2014		2,000	2,001
VNU/Nielson Finance LLC
7.607% due 08/08/2013		4,975	5,011
Warner Chilcott Corp.
7.340% due 01/18/2012		290	292
7.350% due 01/18/2012		828	832
7.357% due 01/18/2012		290	292
Wimar Landco LLC
7.850% due 07/04/2008		5,000	5,036
WMG Acquisition Corp.
7.355% due 02/27/2011		361	362
7.360% due 02/27/2011		1,447	1,453
7.360% due 02/28/2011		139	140
Worldspan LP
8.606% due 12/07/2013		1,125	1,131
8.610% due 12/07/2013		1,114	1,119
10.500% due 12/07/2013		6	6
Xerium Technologies, Inc.
8.100% due 05/18/2012		1,350	1,350

Total Bank Loan Obligations (Cost $369,079)			369,405

CORPORATE BONDS & NOTES 48.2%
Banking & Finance 25.9%
American Express Bank FSB
5.340% due 06/12/2009		6,500	6,503
5.380% due 06/22/2009		2,400	2,403
American Express Centurion Bank
5.320% due 05/07/2008		3,500	3,500
5.380% due 09/22/2009		2,500	2,499
5.480% due 12/17/2009		3,035	3,045
American Express Credit Corp.
5.380% due 05/19/2009		4,950	4,955
American Honda Finance Corp.
5.346% due 08/05/2008		2,400	2,401
5.420% due 03/09/2009		2,000	2,003
American International Group, Inc.
5.360% due 06/23/2008		6,400	6,403
5.370% due 06/16/2009		15,000	15,062
5.469% due 10/18/2011		12,800	12,814
ANZ National International Ltd.
5.396% due 08/07/2009		2,500	2,500
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		500	502
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		2,630	2,541
Banco Santander Chile
5.710% due 12/09/2009		5,500	5,530
Bank of America Corp.
5.366% due 11/06/2009		3,300	3,300
5.370% due 06/19/2009		2,500	2,504
5.370% due 09/25/2009		11,000	11,009
Bank of America N.A.
5.360% due 12/18/2008		12,900	12,907
5.360% due 06/12/2009		17,600	17,607
Bear Stearns Cos., Inc.
5.450% due 03/30/2009		14,300	14,311
5.585% due 01/31/2011		7,500	7,473
5.630% due 09/09/2009		1,680	1,687
5.960% due 09/27/2007		650	651
BHP Billiton Finance Ltd.
5.390% due 03/27/2009		2,500	2,501
C5 Capital SPV Ltd.
6.196% due 12/01/2049		500	497
C10 Capital SPV Ltd.
6.722% due 12/31/2049		4,400	4,295
Calabash Re II Ltd.
16.260% due 01/08/2010		3,000	3,123
Caterpillar Financial Services Corp.
5.408% due 08/11/2009		6,900	6,906
5.410% due 10/09/2009		10,000	10,008
5.420% due 05/18/2009		5,000	5,007
5.430% due 03/10/2009		7,000	7,008
CIT Group, Inc.
5.430% due 12/19/2007		5,100	5,101
5.505% due 01/30/2009		24,850	24,819
5.510% due 08/15/2008		2,000	2,000
5.590% due 09/20/2007		7,000	7,002
Colvis Finance
8.000% due 02/02/2009		5,500	5,604
Credit Agricole S.A.
5.360% due 05/28/2009		5,000	5,002
5.410% due 05/28/2010		18,000	18,012
DBS Bank Ltd.
5.580% due 05/16/2017		11,000	11,021
DnB NORBank ASA
5.425% due 10/13/2009		5,800	5,803
East Lane Re Ltd.
12.355% due 05/06/2011		2,000	2,010
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,380
Export-Import Bank of Korea
4.125% due 02/10/2009		3,149	3,082
4.250% due 11/27/2007		9,042	8,996
4.250% due 11/06/2008		1,714	1,685
4.500% due 08/12/2009		5,500	5,387
5.450% due 06/01/2009		25,000	25,013
5.600% due 11/16/2010		7,500	7,520
Ford Motor Credit Co.
4.950% due 01/15/2008		2,000	1,985
5.800% due 01/12/2009		5,200	5,092
6.750% due 08/15/2008		3,000	2,984
6.926% due 01/15/2010		2,500	2,468
7.250% due 10/25/2011		9,400	9,055
7.375% due 10/28/2009		5,000	4,966
7.375% due 02/01/2011		3,865	3,779
7.800% due 06/01/2012		4,875	4,760
8.000% due 12/15/2016		10	10
8.105% due 01/13/2012		5,000	4,992
8.355% due 11/02/2007		5,000	5,032
Foundation Re II Ltd.
12.110% due 11/26/2010		3,700	3,715
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		7,000	7,145
General Electric Capital Corp.
5.385% due 10/26/2009		4,700	4,703
5.390% due 03/12/2010		13,000	13,014
5.400% due 03/04/2008		2,500	2,502
5.400% due 03/16/2009		3,000	3,002
5.410% due 10/06/2010		25,000	25,020
5.417% due 05/10/2010		8,500	8,514
5.430% due 08/15/2011		23,500	23,493
5.455% due 04/30/2009		1,500	1,502
5.460% due 06/15/2009		2,000	2,005
5.470% due 04/10/2012		24,000	24,034
5.525% due 07/27/2012		9,800	9,827
5.540% due 11/21/2011		4,500	4,517
5.620% due 09/15/2014		450	453
General Motors Acceptance Corp.
6.125% due 08/28/2007		4,000	4,003
6.510% due 09/23/2008		1,600	1,600
Genworth Global Funding Trusts
5.420% due 02/10/2009		2,400	2,403
GMAC LLC
6.610% due 05/15/2009		1,000	1,000
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		8,500	8,503
5.440% due 11/16/2009		9,000	9,011
5.447% due 11/10/2008		4,000	4,006
5.450% due 12/22/2008		13,700	13,718
5.450% due 06/23/2009		4,700	4,706
5.455% due 07/29/2008		6,300	6,309
5.560% due 03/02/2010		2,500	2,510
5.685% due 07/23/2009		4,135	4,158
5.760% due 10/07/2011		2,000	2,014
HBOS Treasury Services PLC
5.320% due 07/17/2008		2,000	2,002
5.420% due 12/08/2010		35,000	35,034
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		2,000	2,080
9.860% due 11/15/2014		3,000	3,105
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		8,075	8,580
HSBC Bank USA N.A.
5.430% due 09/21/2007		1,400	1,400
HSBC Finance Corp.
5.360% due 05/21/2008		6,300	6,304
5.415% due 10/21/2009		6,400	6,404
5.440% due 03/12/2010		4,900	4,899
5.490% due 09/15/2008		8,380	8,398
5.500% due 12/05/2008		4,000	4,010
5.607% due 05/10/2010		10,000	10,048
5.640% due 11/16/2009		7,000	7,039
6.538% due 11/13/2007		3,200	3,212
Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007		1,500	1,502
ICICI Bank Ltd.
5.895% due 01/12/2010		8,500	8,519
7.550% due 08/15/2007		1,481	1,490
Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008		2,100	2,125
Intergas Finance BV
6.375% due 05/14/2017		7,000	6,720
6.875% due 11/04/2011		900	917
International Lease Finance Corp.
5.756% due 01/15/2010		4,500	4,537
John Deere Capital Corp.
5.406% due 04/15/2008		5,300	5,304
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008		2,000	2,001
5.410% due 12/23/2008		11,600	11,612
5.445% due 10/22/2008		6,700	6,710
5.445% due 01/23/2009		4,400	4,405
5.460% due 08/21/2009		15,000	15,009
5.460% due 11/16/2009		7,000	7,007
Longpoint Re Ltd.
10.609% due 05/08/2010		3,100	3,100
Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007		8,350	8,350
MBNA Europe Funding PLC
5.460% due 09/07/2007		5,000	5,002
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008		4,900	4,901
5.395% due 10/23/2008		4,300	4,306
5.445% due 01/30/2009		4,900	4,906
5.450% due 08/14/2009		12,000	12,013
Metropolitan Life Global Funding I
5.400% due 05/17/2010		2,650	2,652
Mirage Resorts, Inc.
6.750% due 08/01/2007		500	501
6.750% due 02/01/2008		1,500	1,509
Morgan Stanley
5.360% due 11/21/2008		5,500	5,501
5.406% due 05/07/2009		7,500	7,504
5.467% due 02/09/2009		4,500	4,507
5.484% due 01/18/2008		2,000	2,002
5.595% due 01/22/2009		10,500	10,508
5.609% due 01/18/2011		5,000	5,008
5.636% due 01/15/2010		3,500	3,519
Mystic Re Ltd.
11.660% due 12/05/2008		2,500	2,485
14.360% due 12/05/2008		1,900	1,881
15.360% due 06/07/2011		2,000	2,005
National Australia Bank Ltd.
5.349% due 10/01/2008		2,000	2,001
5.400% due 09/11/2009		10,400	10,415
5.435% due 08/19/2009		5,000	5,002
Osiris Capital PLC
10.356% due 01/15/2010		2,000	2,020
Pemex Finance Ltd.
9.690% due 08/15/2009		585	614
Petroleum Export Ltd.
4.623% due 06/15/2010		4,667	4,610
5.265% due 06/15/2011		5,391	5,262
Petroleum Export Ltd. II
6.340% due 06/20/2011		2,559	2,508
RBS Capital Trust III
5.512% due 09/29/2049		3,700	3,561
Redwood Capital IX Ltd.
12.110% due 01/09/2008		4,100	4,136
Residential Reinsurance 2005 Ltd.
10.810% due 06/06/2008		3,700	3,580
Residential Reinsurance 2007 Ltd.
11.360% due 06/07/2010		3,500	3,505
12.610% due 06/07/2010		9,900	9,916
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		4,000	4,351
RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		610	599
6.875% due 11/29/2010		1,000	1,019
Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008		1,100	1,101
5.420% due 11/20/2009		7,000	7,005
Shackleton Re Ltd.
13.355% due 02/07/2008		500	507
Sistema Finance S.A.
10.250% due 04/14/2008		1,500	1,550
SLM Corp.
5.435% due 01/25/2008		9,000	8,959
5.495% due 07/27/2009		21,250	20,729
5.555% due 01/26/2009		5,700	5,614
5.565% due 07/25/2008		500	497
TNK-BP Finance S.A.
6.625% due 03/20/2017		800	777
7.500% due 07/18/2016		500	517
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,500	5,523
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,506
UBS Preferred Funding Trust I
8.622% due 10/29/2049		18,250	19,835
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		7,900	7,905
Universal City Florida Holding Co. I
10.106% due 05/01/2010		3,200	3,280
Ventas Realty LP
6.750% due 06/01/2010		3,000	3,045
8.750% due 05/01/2009		5,758	6,053
Vita Capital III Ltd.
6.449% due 01/01/2011		9,300	9,313
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		28,900	28,918
6.110% due 09/21/2007		32,300	32,331
8.255% due 07/30/2007		2,200	2,209
Wachovia Bank N.A.
5.400% due 03/23/2009		2,500	2,502
Wachovia Corp.
5.405% due 10/28/2008		2,000	2,003
5.480% due 03/15/2011		5,000	5,011
5.486% due 10/15/2011		8,700	8,718
Wells Fargo Capital X
5.950% due 12/15/2036		1,700	1,591
Westpac Banking Corp.
5.280% due 06/06/2008		7,800	7,801
World Savings Bank FSB
5.410% due 06/20/2008		2,000	2,002
5.485% due 03/02/2009		5,800	5,818

			1,104,654

Industrials 14.1%
Abitibi-Consolidated Co. of Canada
8.860% due 06/15/2011		2,350	2,221
Albertson’s, Inc.
6.950% due 08/01/2009		10,000	10,253
Aramark Corp.
8.500% due 02/01/2015		1,600	1,636
8.856% due 02/01/2015		5,000	5,100
Boise Cascade LLC
8.231% due 10/15/2012		3,000	3,015
Bowater, Inc.
8.360% due 03/15/2010		2,500	2,488
9.000% due 08/01/2009		3,000	3,060
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		1,000	1,005
BW Group Ltd.
6.625% due 06/28/2017		1,240	1,246
C8 Capital SPV Ltd.
6.640% due 12/31/2049		9,700	9,560
Cablevision Systems Corp.
9.820% due 04/01/2009		6,600	6,930
Caesars Entertainment, Inc.
7.500% due 09/01/2009		5,000	5,115
8.875% due 09/15/2008		4,500	4,635
Celestica, Inc.
7.875% due 07/01/2011		2,000	1,950
Citic Resources Finance Ltd.
6.750% due 05/15/2014		1,200	1,161
Comcast Cable Communications, Inc.
6.750% due 01/30/2011		5,000	5,179
Comcast Corp.
5.900% due 03/15/2016		2,900	2,853
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		1,000	1,005
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		6,000	6,004
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		800	754
Corrections Corp. of America
7.500% due 05/01/2011		4,500	4,584
Cox Communications, Inc.
5.910% due 12/14/2007		6,000	6,013
CSC Holdings, Inc.
7.250% due 07/15/2008		1,450	1,464
7.875% due 12/15/2007		351	354
CSN Islands VII Corp.
10.750% due 09/12/2008		8,286	8,721
CVS Caremark Corp.
5.660% due 06/01/2010		3,800	3,804
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009		4,300	4,320
5.805% due 08/03/2009		4,400	4,425
5.840% due 09/10/2007		5,200	5,204
Delta Air Lines, Inc.
7.379% due 11/18/2011		13,715	13,912
Dex Media East LLC
9.875% due 11/15/2009		5,150	5,350
Dex Media West LLC
9.875% due 08/15/2013		2,600	2,795
Diageo Finance BV
5.480% due 03/30/2009		2,500	2,504
DirecTV Holdings LLC
8.375% due 03/15/2013		1,342	1,411
Dura Operating Corp.
8.625% due 04/15/2012 (a)		500	328
Dynegy Holdings, Inc.
7.500% due 06/01/2015		2,075	1,964
EchoStar DBS Corp.
6.375% due 10/01/2011		12,100	11,888
El Paso Corp.
6.500% due 06/01/2008		5,065	5,113
7.750% due 06/15/2010		650	678
Enterprise Products Operating LP
4.000% due 10/15/2007		250	249
Equistar Chemicals LP
8.750% due 02/15/2009		10,000	10,400
10.125% due 09/01/2008		4,008	4,188
FedEx Corp.
5.436% due 08/08/2007		4,200	4,201
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		4,000	4,200
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		1,600	1,536
9.125% due 12/15/2014 (c)		2,400	2,268
9.235% due 12/15/2014		15,000	14,550
Fund American Cos., Inc.
5.875% due 05/15/2013		1,000	985
Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013		2,599	2,580
General Electric Co.
5.400% due 12/09/2008		6,000	6,007
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008		4,210	4,199
Georgia-Pacific Corp.
7.000% due 01/15/2015		4,650	4,499
7.700% due 06/15/2015		3,875	3,856
Goodyear Tire & Rubber Co.
9.135% due 12/01/2009		3,000	3,023
Graphic Packaging International
8.500% due 08/15/2011		5,500	5,651
Hanesbrands, Inc.
8.784% due 12/15/2014		7,000	7,140
Hanover Equipment Trust
8.500% due 09/01/2008		883	883
HCA, Inc.
9.000% due 12/15/2014		540	552
9.250% due 11/15/2016		360	384
Health Management Associates, Inc.
6.125% due 04/15/2016		3,750	3,548
Hilton Hotels Corp.
7.625% due 05/15/2008		2,000	2,038
HJ Heinz Co.
6.428% due 12/01/2008		900	909
Home Depot, Inc.
5.485% due 12/16/2009		2,500	2,498
Host Marriott LP
6.750% due 06/01/2016		2,400	2,364
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		5,000	4,950
JC Penney Corp., Inc.
7.950% due 04/01/2017		2,400	2,665
JetBlue Airways Corp.
8.460% due 05/15/2010		2,580	2,588
9.610% due 03/15/2008		2,232	2,273
Kansas City Southern Railway
9.500% due 10/01/2008		11,562	12,024
L-3 Communications Corp.
7.625% due 06/15/2012		11,015	11,332
Mandalay Resort Group
9.500% due 08/01/2008		1,100	1,138
10.250% due 08/01/2007		3,260	3,272
Meritor Automotive, Inc.
6.800% due 02/15/2009		1,609	1,581
MGM Mirage
8.375% due 02/01/2011		2,500	2,569
Mosaic Co.
7.625% due 12/01/2016		550	565
Nalco Co.
7.750% due 11/15/2011		4,805	4,865
8.875% due 11/15/2013		4,030	4,201
Newfield Exploration Co.
7.450% due 10/15/2007		1,500	1,509
Nortel Networks Ltd.
9.606% due 07/15/2011		19,400	20,734
Northwest Airlines, Inc.
7.626% due 10/01/2011		4,800	4,815
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012		9,102	9,534
8.875% due 02/15/2009		21,657	22,144
Pemex Project Funding Master Trust
5.960% due 12/03/2012		1,200	1,217
6.660% due 06/15/2010		22,000	22,607
7.156% due 10/15/2009		7,100	7,354
8.500% due 02/15/2008		10,800	10,997
8.850% due 09/15/2007		2,800	2,821
Pilgrim’s Pride Corp.
9.625% due 09/15/2011		2,750	2,860
Qwest Communications International, Inc.
8.860% due 02/15/2009		5,233	5,311
Reynolds American, Inc.
6.060% due 06/15/2011		8,400	8,438
6.500% due 07/15/2010		10,000	10,216
Roseton
7.270% due 11/08/2010		1,500	1,518
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		2,000	2,016
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		46,300	51,101
Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007		8,200	8,373
Sanmina-SCI Corp.
8.110% due 06/15/2010		4,525	4,559
Seminole Hard Rock Entertainment, Inc.
7.860% due 03/15/2014		2,000	2,025
Service Corp. International
6.500% due 03/15/2008		2,115	2,120
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		3,200	3,201
Southern Natural Gas Co.
6.125% due 09/15/2008		1,500	1,514
6.700% due 10/01/2007		1,700	1,713
Spansion, Inc.
8.485% due 06/01/2013		900	903
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		2,500	2,606
Sungard Data Systems, Inc.
3.750% due 01/15/2009		5,144	4,990
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		900	888
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		7,000	7,044
6.636% due 04/15/2008		1,000	994
Transocean, Inc.
5.560% due 09/05/2008		3,300	3,303
TRW Automotive, Inc.
7.000% due 03/15/2014		3,500	3,351
United Airlines, Inc.
6.071% due 03/01/2013		796	800
6.201% due 03/01/2010		1,778	1,797
United Surgical Partners International, Inc.
8.875% due 05/01/2017		350	353
Vale Overseas Ltd.
6.250% due 01/23/2017		2,900	2,891
Verso Paper Holdings LLC
9.106% due 08/01/2014		6,000	6,150
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		10,300	10,299
Walt Disney Co.
5.460% due 09/10/2009		8,500	8,516
Williams Cos., Inc.
6.375% due 10/01/2010		22,250	22,417
Xerox Corp.
6.110% due 12/18/2009		3,000	3,040
9.750% due 01/15/2009		5,000	5,291
Yum! Brands, Inc.
8.875% due 04/15/2011		2,500	2,753

			603,816

Utilities 8.2%
AES Corp.
8.750% due 05/15/2013		15,740	16,684
AES Panama S.A.
6.350% due 12/21/2016		5,000	4,844
America Movil SAB de C.V.
5.460% due 06/27/2008		25,075	25,078
5.500% due 03/01/2014		875	860
5.750% due 01/15/2015		850	843
American Electric Power Co., Inc.
4.709% due 08/16/2007		4,000	3,996
AT&T Corp.
7.300% due 11/15/2011		473	504
AT&T, Inc.
5.450% due 05/15/2008		6,000	6,006
5.456% due 02/05/2010		28,100	28,150
BellSouth Corp.
4.240% due 04/26/2008		13,500	13,382
5.460% due 08/15/2008		16,500	16,517
Cincinnati Bell, Inc.
7.250% due 07/15/2013		6,007	6,187
CMS Energy Corp.
6.310% due 01/15/2013 (b)		13,400	13,484
7.500% due 01/15/2009		5,000	5,152
9.875% due 10/15/2007		4,785	4,853
Deutsche Telekom International Finance BV
5.540% due 03/23/2009		3,500	3,509
Dominion Resources, Inc.
5.540% due 11/14/2008		2,000	2,003
5.660% due 09/28/2007		5,000	5,001
5.687% due 05/15/2008		2,400	2,403
Duke Energy Corp.
4.500% due 04/01/2010		2,500	2,439
Edison Mission Energy
7.000% due 05/15/2017		1,620	1,535
Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008		6,100	6,496
Entergy Gulf States, Inc.
3.600% due 06/01/2008		5,000	4,912
5.760% due 12/01/2009		7,400	7,400
6.110% due 12/08/2008		3,000	3,009
FirstEnergy Corp.
6.450% due 11/15/2011		2,500	2,566
Florida Power Corp.
5.760% due 11/14/2008		5,000	5,009
Homer City Funding LLC
8.734% due 10/01/2026		4,581	5,063
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		7,925	8,123
8.625% due 11/14/2011		1,100	1,182
Korea Electric Power Corp.
4.250% due 09/12/2007		6,900	6,881
6.110% due 12/20/2007		500	502
Majapahit Holding BV
7.250% due 10/17/2011		2,100	2,134
7.250% due 06/28/2017		2,400	2,408
7.875% due 06/29/2037		2,400	2,415
Midwest Generation LLC
8.300% due 07/02/2009		3,829	3,908
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		6,500	6,626
NiSource Finance Corp.
5.930% due 11/23/2009		3,500	3,507
Ohio Power Co.
5.530% due 04/05/2010		2,000	2,003
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,500	5,367
Progress Energy, Inc.
7.100% due 03/01/2011		1,585	1,662
PSEG Energy Holdings LLC
8.500% due 06/15/2011		3,000	3,192
8.625% due 02/15/2008		8,824	8,985
10.000% due 10/01/2009		3,000	3,240
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		6,520	6,553
7.000% due 08/03/2009		10,000	10,050
Qwest Corp.
5.625% due 11/15/2008		7,000	7,009
7.500% due 06/15/2023		1,500	1,508
8.610% due 06/15/2013		1,500	1,635
8.875% due 03/15/2012		2,000	2,165
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		960	937
Rural Cellular Corp.
9.875% due 02/01/2010		15,613	16,394
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,800	1,774
Southern California Edison Co.
5.435% due 12/13/2007		3,000	3,001
7.625% due 01/15/2010		2,500	2,623
Sprint Capital Corp.
7.625% due 01/30/2011		2,500	2,632
Sprint Nextel Corp.
6.000% due 12/01/2016		1,900	1,806
TECO Energy, Inc.
7.500% due 06/15/2010		3,846	4,020
Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008		15,000	14,824
5.500% due 01/27/2015		850	830
TXU Electric Delivery Co.
5.735% due 09/16/2008		4,000	4,003
TXU Energy Co. LLC
5.860% due 09/16/2008		4,000	4,003
Verizon Communications, Inc.
5.350% due 02/15/2011		200	199
Verizon Global Funding Corp.
6.875% due 06/15/2012		5,000	5,271

			351,257

Total Corporate Bonds & Notes (Cost $2,060,933)			2,059,727

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
4.254% due 02/01/2035		721	721
5.000% due 07/25/2019		1,876	1,861
5.460% due 04/25/2035		107	107
5.500% due 12/01/2033 - 05/01/2036		2,870	2,770
6.000% due 10/01/2035 - 07/01/2037		39,977	39,550
6.227% due 06/01/2043		3,423	3,471
Federal Home Loan Bank
3.550% due 07/02/2010		3,000	2,867
5.200% due 03/18/2008		150,000	150,046
Freddie Mac
4.000% due 04/15/2022 - 12/15/2024		2,711	2,678
4.500% due 07/15/2018		2,651	2,581
5.000% due 06/15/2016 - 09/15/2024		4,057	4,020
5.500% due 03/15/2017		6,000	5,994
6.227% due 10/25/2044		7,818	7,891
Ginnie Mae
5.500% due 07/01/2037		3,200	3,106
5.620% due 12/16/2026		287	289

Total U.S. Government Agencies (Cost $227,708)			227,952

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
5.470% due 09/25/2035		489	489
Arkle Master Issuer PLC
5.300% due 11/19/2007		3,200	3,201
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		2,668	2,668
Bear Stearns Alt-A Trust
5.480% due 02/25/2034		3,331	3,332
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		835	824
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		7,187	7,190
CC Mortgage Funding Corp.
5.450% due 05/25/2048		4,700	4,704
Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017		1,625	1,626
Countrywide Alternative Loan Trust
5.390% due 10/25/2046		2,019	2,021
5.480% due 02/25/2047		1,766	1,763
5.500% due 02/20/2047		1,709	1,707
5.500% due 05/25/2047		4,783	4,796
6.029% due 02/25/2036		1,204	1,212
Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035		423	424
CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036		12,000	11,530
4.938% due 12/15/2040		6,221	6,169
5.953% due 03/25/2032		73	73
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047		1,866	1,867
5.400% due 02/25/2037		2,473	2,475
5.400% due 03/25/2037		2,995	2,997
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		18,000	18,070
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		5,038	5,042
5.400% due 01/25/2047		6,073	6,076
Greenwich Capital Commercial Funding Corp.
4.791% due 04/10/2037		6,013	5,955
GS Mortgage Securities Corp. II
5.420% due 06/06/2020		5,023	5,028
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		1,564	1,566
5.450% due 04/19/2038		2,835	2,833
5.510% due 01/19/2038		29,371	29,421
5.560% due 03/19/2037		8,263	8,280
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		2,546	2,548
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		3,262	3,265
5.420% due 01/25/2037		1,343	1,344
LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026		2,932	2,920
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		2,995	2,997
MASTR Adjustable Rate Mortgages Trust
5.430% due 05/25/2047		2,308	2,309
Morgan Stanley Capital I
5.380% due 10/15/2020		12,896	12,913
Residential Accredit Loans, Inc.
5.620% due 08/25/2035		526	527
6.389% due 09/25/2045		1,633	1,645
Sequoia Mortgage Trust
5.670% due 07/20/2033		701	704
Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037		2,771	2,770
5.540% due 05/25/2036		4,414	4,423
5.670% due 03/19/2034		127	127
Structured Asset Securities Corp.
5.329% due 10/25/2035		1,001	1,000
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036		922	923
5.430% due 01/25/2037		4,530	4,534
Thornburg Mortgage Securities Trust
5.420% due 03/25/2037		11,467	11,460
5.430% due 12/25/2036		10,476	10,476
5.440% due 08/25/2036		2,637	2,636
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		27,670	27,685
Washington Mutual, Inc.
4.229% due 03/25/2034		826	816
5.630% due 01/25/2045		326	327
5.759% due 01/25/2047		1,858	1,857
5.839% due 12/25/2046		1,010	1,010
6.029% due 02/25/2046		3,691	3,698
6.229% due 11/25/2042		945	946

Total Mortgage-Backed Securities (Cost $249,367)			249,199

ASSET-BACKED SECURITIES 9.0%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037		2,584	2,586
ACE Securities Corp.
5.400% due 02/25/2036		276	276
5.410% due 06/25/2037		2,637	2,638
American Express Credit Account Master Trust
5.320% due 01/18/2011		5,752	5,749
5.430% due 09/15/2010		2,100	2,103
Argent Securities, Inc.
5.360% due 06/25/2036		719	720
5.370% due 09/25/2036		661	662
5.370% due 10/25/2036		2,462	2,463
5.390% due 04/25/2036		669	670
5.400% due 03/25/2036		106	106
Asset-Backed Funding Certificates
5.360% due 09/25/2036		943	943
5.380% due 10/25/2036		531	531
5.380% due 01/25/2037		4,522	4,525
5.670% due 06/25/2034		4,228	4,240
Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036		2,640	2,642
5.400% due 05/25/2037		1,938	1,939
Bank One Issuance Trust
5.430% due 02/15/2011		2,100	2,104
Bear Stearns Asset-Backed Securities, Inc.
5.390% due 12/25/2036		1,655	1,655
5.400% due 12/25/2035		236	236
5.400% due 10/25/2036		1,646	1,647
Carrington Mortgage Loan Trust
5.370% due 10/25/2036		3,111	3,112
5.370% due 01/25/2037		2,201	2,203
5.385% due 07/25/2036		537	537
5.640% due 10/25/2035		3,009	3,018
Chase Credit Card Master Trust
5.440% due 02/15/2010		1,000	1,001
Citibank Credit Card Issuance Trust
5.456% due 01/15/2010		2,000	2,003
5.526% due 02/07/2010		4,000	4,007
Citibank Credit Card Master Trust I
6.050% due 01/15/2010		3,000	3,015
Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036		2,313	2,314
5.360% due 12/25/2036		2,099	2,100
5.380% due 01/25/2037		1,519	1,520
5.380% due 05/25/2037		3,000	3,003
5.390% due 01/25/2037		4,700	4,703
5.430% due 08/25/2036		2,000	2,001
5.430% due 03/25/2037		1,916	1,917
Countrywide Asset-Backed Certificates
5.370% due 01/25/2037		2,882	2,883
5.370% due 03/25/2037		1,597	1,598
5.370% due 05/25/2037		15,539	15,549
5.370% due 07/25/2037		3,607	3,609
5.370% due 08/25/2037		1,091	1,091
5.370% due 12/25/2046		3,087	3,090
5.370% due 03/25/2047		2,041	2,042
5.380% due 03/25/2037		1,611	1,612
5.380% due 09/25/2046		2,032	2,033
5.390% due 06/25/2036		714	715
5.390% due 07/25/2036		518	518
5.390% due 08/25/2036		572	573
5.390% due 06/25/2037		3,208	3,210
5.400% due 06/25/2037		2,209	2,210
5.400% due 10/25/2037		1,962	1,963
5.430% due 10/25/2046		2,406	2,407
5.510% due 06/25/2036		2,200	2,203
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		2,293	2,294
5.410% due 12/25/2037		1,975	1,974
CSAB Mortgage-Backed Trust
5.420% due 06/25/2036		709	709
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036		2,738	2,740
5.360% due 09/25/2036		2,355	2,356
5.360% due 01/25/2038		3,124	3,126
5.370% due 11/25/2036		5,239	5,243
5.390% due 12/25/2037		2,550	2,551
First NLC Trust
5.440% due 02/25/2036		317	318
First USA Credit Card Master Trust
5.480% due 04/18/2011		3,000	3,008
Fremont Home Loan Trust
5.380% due 01/25/2037		2,649	2,648
5.390% due 02/25/2037		580	580
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036		1,455	1,456
GSAA Trust
5.430% due 06/25/2035		1,181	1,182
GSAMP Trust
5.360% due 10/25/2046		722	722
5.390% due 12/25/2036		825	825
5.420% due 01/25/2047		3,063	3,065
Harley-Davidson, Inc.
5.310% due 05/15/2008		1,720	1,722
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036		1,520	1,521
Home Equity Asset Trust
5.380% due 05/25/2037		1,759	1,760
Home Equity Mortgage Trust
5.410% due 05/25/2036		82	82
5.430% due 02/25/2036		94	94
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008		2,141	2,143
5.342% due 11/15/2007		278	278
HSBC Asset Loan Obligation
5.380% due 12/25/2036		2,354	2,356
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		7,297	7,301
5.400% due 12/25/2035		750	751
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037		3,632	3,633
5.420% due 03/25/2036		293	293
5.450% due 04/25/2037		2,718	2,720
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036		663	663
5.370% due 08/25/2036		729	730
5.370% due 10/25/2036		4,333	4,329
5.430% due 08/25/2036		800	800
Lehman XS Trust
5.390% due 05/25/2046		2,371	2,373
5.400% due 08/25/2046		3,157	3,160
5.440% due 11/25/2036		1,263	1,265
Long Beach Mortgage Loan Trust
5.360% due 07/25/2036		1,053	1,054
5.390% due 03/25/2036		253	253
5.410% due 01/25/2036		375	375
5.500% due 08/25/2035		300	301
5.600% due 10/25/2034		1,140	1,142
MASTR Asset-Backed Securities Trust
5.370% due 01/25/2037		2,609	2,610
5.380% due 11/25/2036		3,745	3,748
5.400% due 05/25/2037		3,200	3,202
5.430% due 11/25/2035		868	869
5.470% due 11/25/2035		899	899
MBNA Credit Card Master Note Trust
5.440% due 08/16/2010		5,100	5,108
5.446% due 12/15/2009		2,300	2,302
Merrill Lynch Mortgage Investors, Inc.
5.380% due 04/25/2037		738	738
5.390% due 08/25/2036		13,142	13,143
5.390% due 02/25/2037		674	675
5.400% due 01/25/2037		227	227
5.400% due 09/25/2037		4,404	4,407
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		663	663
5.360% due 01/25/2037		3,379	3,381
5.370% due 10/25/2036		3,506	3,506
5.370% due 11/25/2036		5,391	5,392
5.380% due 05/25/2037		3,245	3,244
5.390% due 02/25/2036		800	800
5.440% due 02/25/2036		3,300	3,303
Nationstar Home Equity Loan Trust
5.380% due 03/25/2037		2,639	2,641
5.380% due 06/25/2037		3,700	3,700
6.020% due 09/25/2036		1,696	1,697
Nelnet Student Loan Trust
5.340% due 09/25/2012		3,764	3,766
5.410% due 06/22/2017		2,000	2,004
New Century Home Equity Loan Trust
5.500% due 05/25/2036		1,300	1,301
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036		431	431
Option One Mortgage Loan Trust
5.370% due 01/25/2037		1,806	1,807
5.380% due 07/25/2037		2,942	2,944
Popular ABS Mortgage Pass-Through Trust
5.410% due 06/25/2047		3,164	3,164
Residential Asset Mortgage Products, Inc.
5.390% due 02/25/2037		2,188	2,190
5.400% due 01/25/2036		92	92
5.400% due 02/25/2036		252	252
5.400% due 07/25/2036		1,211	1,212
5.420% due 08/25/2046		1,953	1,954
Residential Asset Securities Corp.
5.360% due 08/25/2036		1,930	1,932
5.380% due 01/25/2037		2,075	2,076
5.390% due 07/25/2036		1,759	1,760
5.390% due 11/25/2036		3,603	3,605
5.390% due 02/25/2037		1,836	1,837
5.400% due 01/25/2036		323	324
5.410% due 01/25/2036		428	428
5.430% due 04/25/2037		2,963	2,965
5.440% due 04/25/2036		6,450	6,455
Saxon Asset Securities Trust
5.380% due 11/25/2036		1,827	1,828
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037		3,488	3,490
5.380% due 12/25/2036		7,662	7,665
5.400% due 11/25/2036		2,598	2,599
SLM Student Loan Trust
3.800% due 12/15/2038		4,300	4,168
5.325% due 04/25/2012		1,693	1,695
5.325% due 07/25/2013		3,144	3,146
5.335% due 04/25/2014		10,455	10,462
5.345% due 10/27/2014		5,913	5,917
5.345% due 10/25/2018		2,339	2,338
5.355% due 01/25/2016		1,295	1,296
5.505% due 01/25/2017		991	997
Soundview Home Equity Loan Trust
5.360% due 11/25/2036		2,090	2,090
5.370% due 10/25/2036		1,544	1,545
5.380% due 12/25/2036		1,274	1,274
5.400% due 01/25/2037		3,067	3,069
5.520% due 03/25/2036		1,924	1,925
Specialty Underwriting & Residential Finance
5.380% due 02/25/2037		515	515
5.380% due 01/25/2038		3,689	3,691
5.660% due 01/25/2034		17	17
Structured Asset Securities Corp.
5.370% due 10/25/2036		1,478	1,479
5.400% due 01/25/2037		1,633	1,634
5.420% due 07/25/2035		260	260
5.450% due 12/25/2035		442	442
Triad Auto Receivables Owner Trust
5.303% due 06/12/2008		1,660	1,662
Wachovia Auto Owner Trust
5.337% due 06/20/2008		5,800	5,801
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		874	874
5.380% due 10/25/2036		1,770	1,771
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		2,552	2,554
5.420% due 03/25/2037		1,940	1,942

Total Asset-Backed Securities (Cost $384,834)			384,991

SOVEREIGN ISSUES 10.3%
Argentina Bonos
5.475% due 08/03/2012		92,500	67,641
Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008		43,477	43,368
Banque Centrale de Tunisie
7.500% due 09/19/2007		3,000	3,023
Brazilian Government International Bond
7.125% due 01/20/2037		30	32
7.875% due 03/07/2015		175	194
Chile Government International Bond
5.755% due 01/28/2008		13,381	13,411
Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		5,087	5,128
Ecuador Government International Bond
10.000% due 08/15/2030		23,200	19,662
Guatemala Government Bond
8.500% due 08/03/2007		1,700	1,710
Korea Development Bank
3.875% due 03/02/2009		8,195	7,991
4.250% due 11/13/2007		9,848	9,789
4.750% due 07/20/2009		10,300	10,157
5.490% due 04/03/2010		27,600	27,624
5.640% due 11/22/2012		7,500	7,531
5.758% due 10/20/2009		23,950	24,121
Mexico Government International Bond
6.055% due 01/13/2009		47,461	47,758
Pakistan Government International Bond
7.125% due 03/31/2016		3,400	3,383
Peru Government International Bond
6.550% due 03/14/2037		5,982	6,027
Republic of Korea
4.875% due 09/22/2014		2,000	1,917
Russia Government International Bond
8.250% due 03/31/2010		16,334	16,990
12.750% due 06/24/2028		100	176
Socialist Republic of Vietnam
6.875% due 01/15/2016		6,000	6,242
South Africa Government International Bond
5.875% due 05/30/2022		3,240	3,175
Ukraine Government International Bond
6.875% due 03/04/2011		250	256
8.775% due 08/05/2009		48,350	51,367
Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,362
6.355% due 04/20/2011		62,300	60,589

Total Sovereign Issues (Cost $439,195)			441,624

FOREIGN CURRENCY-DENOMINATED ISSUES 9.3%
Amadeus Global Travel Distribution S.A.
6.218% due 04/08/2013	EUR	2,000	2,730
6.468% due 04/08/2014		2,000	2,743
Atlas Reinsurance PLC
7.922% due 01/10/2010		3,100	4,257
Bombardier, Inc.
7.186% due 11/15/2013		3,250	4,608
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024	BRL	28,300	24,144
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		32,420	16,147
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		10,000	8,641
10.000% due 01/01/2012		72,990	36,794
Eircom Group PLC
6.403% due 07/17/2014	EUR	2,750	3,755
6.778% due 07/17/2015		2,750	3,770
Gaz Capital for Gazprom
5.440% due 11/02/2017		2,400	3,156
5.875% due 06/01/2015		15,000	20,444
7.800% due 09/27/2010		3,000	4,369
JSG Holding PLC
6.335% due 11/29/2013		3,122	4,267
6.345% due 11/29/2013		307	420
6.362% due 11/29/2013		359	490
6.398% due 11/29/2013		621	849
6.444% due 11/19/2013		1,592	2,175
6.718% due 11/29/2014		112	153
6.835% due 11/29/2014		2,409	3,300
6.862% due 11/29/2014		133	182
6.898% due 11/29/2014		230	315
6.944% due 11/29/2014		617	845
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,096
Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	4,987
M-Real Serla OYJ
8.270% due 12/15/2010	EUR	8,000	11,073
Nordic Telephone Co. Holdings ApS
5.875% due 11/30/2014		3,726	5,106
6.125% due 11/30/2014		4,600	6,312
8.250% due 05/01/2016		1,400	2,037
PagesJaunes Groupe
5.890% due 01/11/2014		6,000	8,173
Pylon Ltd.
5.648% due 12/18/2008 (l)		4,000	5,467
Rhodia S.A.
6.718% due 10/15/2013		10,000	13,713
Royal Bank of Scotland Group PLC
0.000% due 12/06/2011	GBP	5,500	10,972
9.370% due 04/06/2011		4,000	8,065
Seat Pagine Gialle SpA
3.531% due 05/25/2012	EUR	1,899	2,578
SigmaKalon
6.220% due 09/19/2012		1,965	2,675
6.222% due 09/19/2012		35	48
6.972% due 09/19/2013		1,758	2,398
South Africa Government Bond
13.000% due 08/31/2010	ZAR	742,900	116,068
Sumitomo Mitsui Banking Corp.
0.970% due 05/25/2011	JPY	700,000	5,695
1.340% due 06/02/2049		700,000	5,685
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	97,600	9,259
UPC Financing Partnership
5.942% due 12/31/2014	EUR	6,267	8,494
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	35,135	1,445
5.000% due 09/14/2018 (e)		48,680	2,293
6.875% due 01/19/2016	EUR	6,500	9,391
Wind Acquisitions SARL
7.264% due 06/17/2014		1,050	1,438

Total Foreign Currency-Denominated Issues (Cost $385,465)			396,022

		Shares
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		6,110	6,156

Total Preferred Stocks (Cost $6,249)			6,156

EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.		297,200	3,085

Total Exchange-Traded Funds (Cost $3,236)			3,085

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.3%
Commercial Paper 1.0%
Freddie Mac
4.800% due 07/02/2007		$40,000	40,000

Tri-party Repurchase Agreements 0.0%
State Street Bank and Trust Co.
4.900% due 07/02/2007		1,024	1,024

(Dated 06/29/2007. Collateralized by Fannie Mae 6.080% due 12/06/2021 valued at $1,046. Repurchase proceeds are $1,024.)
U.S. Treasury Bills 0.3%
4.611% due 08/30/2007 - 09/13/2007 (d)(f)(h)		14,425	14,276

Total Short-Term Instruments (Cost $55,318)			55,300

Purchased Options (j) 0.3% (Cost $41,479)			11,761
Total Investments (g) 98.4% (Cost $4,222,863)			$4,205,222
Written Options (k) (0.3%) (Premiums $37,212)			(12,101)
Other Assets and Liabilities (Net) 1.9%			79,264

Net Assets 100.0%			$4,272,385

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Payment in-kind bond security.

(d) Coupon represents a weighted average rate.

(e) Principal amount of security is adjusted for inflation.

(f) Securities with an aggregate market value of $2,475 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(g) As of June 30, 2007, portfolio securities with an aggregate value of $183,218 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(h) Securities with an aggregate market value of $11,801 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	4,115	$(5,864)
90-Day Eurodollar September Futures	Long	09/2008	2,949	(4,055)
Euro-Bund 10-Year Note September Futures	Long	09/2007	652	(608)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 107.000	Long	09/2007	652	26
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,929	(3,933)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	1,296	(1,956)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2,123	(3,361)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,991	(3,898)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 92.750	Long	09/2007	300	(4)

				$(23,653)

(i) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%	10/20/2007	EUR	42,500	$(67)
Deutsche Bank AG	Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011		4,500	175
Deutsche Bank AG	Dow Jones iTraxx Europe X06 Index	Sell	2.800%	12/20/2011		30,000	1,236
Deutsche Bank AG	Dow Jones iTraxx Europe X07 Index	Sell	2.300%	06/20/2012		7,000	(141)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe X05 Index	Sell	2.900%	06/20/2011		62,425	1,976
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%	09/20/2011		5,300	42
UBS Warburg LLC	Telecom Italia Finance SpA 6.250% due 02/01/2012	Sell	0.520%	09/20/2011		5,300	48
Wachovia Bank N.A.	France Telecom SpA 7.250% due 01/28/2013	Sell	0.325%	09/20/2011		5,700	44
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%	09/20/2011		5,700	53
ABN AMRO Bank, N.V.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.360%	08/24/2009		$100	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009		400	13
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009		125	4
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012		28,500	(352)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%	06/20/2012		3,200	8
Bank of America	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012		14,500	(15)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	0.820%	06/20/2012		9,200	(664)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008		7,700	39
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%	02/20/2009		20,000	211
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,000	291
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%	04/20/2011		18,500	322
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%	07/20/2011		4,800	254
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011		3,000	97
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		8,000	262
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%	08/20/2011		25,000	291
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%	09/20/2011		3,200	(112)
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		136,500	2,387
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%	03/20/2012		2,000	(54)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012		3,000	(77)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016		7,500	368
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.830%	06/20/2017		75	0
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007		1,500	10
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007		1,500	0
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009		300	0
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009		300	5
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009		1,500	62
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009		1,500	0
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%	06/20/2011		10,000	27
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%	09/20/2011		10,000	241
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		40,000	(70)
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011		14,700	41
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007		100	1
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		8,995	189
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.180%	12/20/2011		16,300	(394)
Citibank N.A.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.700%	03/20/2012		5,000	(64)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.940%	03/20/2012		18,000	(636)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.320%	03/20/2012		25,000	(452)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.650%	09/20/2012		4,750	(55)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%	09/20/2008		360	3
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009		250	11
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009		125	3
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009		125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009		100	4
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%	12/20/2009		1,000	30
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%	12/20/2009		360	5
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%	09/20/2011		10,000	120
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	09/20/2011		15,000	188
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%	09/20/2011		1,500	114
Credit Suisse First Boston	HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%	03/20/2012		10,000	(86)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%	06/20/2012		15,000	(164)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%	06/20/2012		65,000	(826)
Credit Suisse First Boston	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.770%	06/20/2012		10,000	10
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	2.100%	09/20/2012		2,000	0
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%	05/20/2009		17,000	615
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.840%	07/20/2011		25,000	203
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011		1,000	15
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011		16,000	504
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%	09/20/2011		5,000	128
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%	09/20/2011		25,000	1,157
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%	09/20/2011		225	14
Deutsche Bank AG	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.125%	09/20/2011		1,000	0
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011		25,000	319
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		67,000	91
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012		34,000	296
Deutsche Bank AG	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	0.620%	06/20/2012		6,700	(25)
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012		70,000	(37)
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	11/20/2016		25,000	1,183
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%	09/20/2009		300	10
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009		250	6
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		15,000	790
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010		1,700	15
Goldman Sachs & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.095%	09/20/2011		800	0
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%	09/20/2011		10,000	125
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		25,000	(351)
Goldman Sachs & Co.	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012		15,500	(116)
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.700%	06/20/2012		6,700	6
Goldman Sachs & Co.	Pride International, Inc. 7.375% due 07/15/2014	Sell	2.000%	09/20/2012		2,000	(8)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.220%	07/20/2007		21,000	22
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		7,500	33
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		5,850	131
JPMorgan Chase & Co.	Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%	12/20/2009		300	4
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.290%	01/20/2010		20,000	27
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		12,000	806
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%	04/20/2011		12,000	381
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.890%	11/20/2011		5,000	72
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		80,000	(56)
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016		2,900	19
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		6,350	416
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%	03/20/2011		40,000	1,016
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%	04/20/2011		7,900	134
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011		32,100	672
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%)	04/20/2011		7,900	(98)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%	06/20/2011		4,600	11
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%	06/20/2011		4,700	11
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%	06/20/2011		4,900	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.190%	08/20/2011		50,000	215
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.450%	08/20/2011		25,000	899
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.980%	08/20/2011		25,000	509
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.990%	08/20/2011		25,000	519
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.010%	08/20/2011		25,000	539
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%	09/20/2011		10,000	64
Lehman Brothers, Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	2.420%	09/20/2011		10,000	16
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.730%	10/20/2011		50,000	635
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		530,005	8,155
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		140,000	(1,391)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		25,000	429
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011		8,000	179
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%	03/20/2012		5,000	(28)
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012		2,100	(54)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012		5,000	28
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012		412,600	(1,347)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.500%	06/20/2012		30,000	(515)
Lehman Brothers, Inc.	MGM Mirage 5.875% due 02/27/2014	Sell	1.580%	06/20/2012		10,000	(320)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016		4,500	170
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	11/20/2016		20,000	961
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.730%	11/20/2016		50,000	2,438
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.860%	11/20/2016		10,000	510
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.730%	11/20/2016		20,000	381
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.200%	11/20/2016		10,000	254
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%	11/20/2016		10,000	292
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%	11/20/2016		10,000	420
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%	11/20/2016		10,000	248
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%	12/20/2016		10,000	156
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2016		25,000	696
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.550%	01/20/2017		10,000	424
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.660%	01/20/2017		11,000	181
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.620%	01/20/2017		11,000	21
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.060%	05/20/2017		1,000	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.580%	05/20/2017		1,500	(5)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		11,200	109
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%	04/20/2009		2,000	30
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009		250	9
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009		300	8
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009		500	3
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009		1,500	46
Merrill Lynch & Co., Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011		11,900	24
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%	06/20/2011		11,900	24
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%	06/20/2011		7,900	19
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%	09/20/2011		10,000	304
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%	09/20/2011		15,000	373
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%	12/20/2011		49,200	(239)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%	06/20/2012		5,000	5
Merrill Lynch & Co., Inc.	Tesoro Corp. 6.625% due 11/01/2015	Sell	0.710%	06/20/2012		5,000	(19)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.510%	08/20/2007		15,000	36
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009		100	1
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		41,500	1,617
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		37,500	2,585
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%	06/20/2011		11,000	23
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%	08/20/2011		20,000	821
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.890%	11/20/2011		4,200	60
Morgan Stanley	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		80,000	262
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012		11,500	176
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.150%	06/20/2012		10,000	(54)
Morgan Stanley	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.890%	06/20/2012		8,000	10
Morgan Stanley	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.235%	06/20/2012		6,000	(27)
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.585%)	06/20/2012		6,000	(7)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	09/20/2011		20,000	559
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%	12/20/2011		25,000	476
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011		7,000	158
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		8,300	314
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%	06/20/2011		11,000	22
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%	06/20/2011		11,000	0
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%	10/20/2011		13,700	240
UBS Warburg LLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		8,000	112
UBS Warburg LLC	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.470%	09/20/2012		62,000	(48)
UBS Warburg LLC	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Buy	(0.375%)	09/20/2012		62,000	64
UBS Warburg LLC	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.650%	06/20/2014		21,700	(29)
Wachovia Bank N.A.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.130%	09/20/2011		25,000	30
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.140%	09/20/2011		25,000	11

							$37,294

Credit Default Swaps (Asset-Backed Indices)

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	$31,000	$(293)
Citibank N.A.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	15,500	56
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	16,000	47
Morgan Stanley	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	31,500	103
UBS Warburg LLC	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	15,500	55

						$(32)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	84,700	$(446)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		16,900	(119)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	(4,460)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		10,000	(243)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		4,000	(42)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(98)
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(937)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	06/15/2017		20,300	(1,843)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		127,900	(633)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		19,500	(126)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		5,000	(43)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		52,200	(274)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		11,200	(105)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		6,200	(29)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		4,500	(43)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		5,000	(50)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	(711)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		7,000,000	(1,284)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	2,809,800	(44)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		2,800,000	(46)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009	MXN	1,100,000	(535)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011		280,000	172
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	412
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		791,000	1,127
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		63,000	58
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		100,000	(92)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	58
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009		1,100,000	(535)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	171
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		20,000	55
Citibank N.A.	6-Month PLN-LIBOR	Pay	5.248%	04/20/2017	PLN	181,300	(2,207)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/18/2013		$491,000	11,292
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2010		429,920	(4,360)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		248,600	(824)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/18/2013		931,000	21,324
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		266,900	(1,705)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		21,000	(164)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		51,700	(201)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		9,800	(63)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		23,400	254
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		112,550	(774)

							$11,887

(j) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$112.000	08/24/2007	500	$9	$8
Put - CBOT U.S. Treasury 10-Year Note September Futures	100.000	08/24/2007	1,000	19	16
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	75	1	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	185	2	0

				$31	$24

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$640,000	$3,440	$793
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	5,244,000	30,208	6,476
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,156,000	5,867	2,274

							$39,515	$9,543

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.400	03/31/2010	$23,000	$965	$1,539
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	23,000	964	654

					$1,929	$2,193

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 09/01/2037	$88.000	09/06/2007	$35,000	$4	$1

(k) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$110.000	08/24/2007	500	$155	$16
Put - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/24/2007	1,000	184	906

				$339	$922

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$280,000	$3,290	$958
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,280,000	15,520	3,911
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,000,000	12,087	3,420
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	503,000	5,684	2,533

							$36,581	$10,822

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.425%	09/20/2007	$2,000	$4	$4
Put - OTC Dow Jones CDX N.A. IG8 Index	BNP Paribas Securities Corp.	Dow Jones CDX N.A. IG8 Index	Sell	0.425%	09/20/2007	2,000	4	4
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.400%	08/20/2007	118,000	136	201
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.425%	09/20/2007	105,800	148	148

							$292	$357

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(l) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.648%	12/18/2008	11/14/2006	$5,147	$5,467	0.13%

(m) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(3)
Ecuador Government International Bond	10.000%	08/15/2030	$23,200	$20,545	$20,725

(3)	Market value includes $1,063 of interest payable on short sales.

(n) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	245	07/2007	$2	$0	$2
Buy	BRL	7,330	10/2007	55	0	55
Buy		84,143	03/2008	1,744	0	1,744
Buy	CLP	2,320,150	03/2008	0	(5)	(5)
Buy	CNY	274,903	08/2007	726	0	726
Buy		240,681	11/2007	530	0	530
Buy		4,190	12/2007	1	0	1
Buy		266,249	01/2008	0	(247)	(247)
Buy	COP	926,190	03/2008	46	0	46
Buy	CZK	20,884	03/2008	0	(21)	(21)
Buy	EUR	8,636	07/2007	61	0	61
Sell		79,667	07/2007	0	(1,011)	(1,011)
Sell	GBP	42,144	08/2007	0	(444)	(444)
Buy	HKD	936	07/2007	0	0	0
Sell		936	07/2007	0	0	0
Buy		936	08/2007	0	0	0
Sell	HUF	2,572,925	07/2007	0	(1,058)	(1,058)
Sell		3,794,215	09/2007	0	(292)	(292)
Buy	IDR	4,367,283	07/2007	6	0	6
Sell		4,367,283	07/2007	0	(5)	(5)
Buy		4,367,283	10/2007	4	0	4
Buy	ILS	2,325	12/2007	0	(4)	(4)
Buy	INR	180,160	10/2007	311	0	311
Buy		125,337	11/2007	9	(10)	(1)
Sell	JPY	2,822,829	07/2007	331	0	331
Buy	KRW	29,617,282	09/2007	603	0	603
Buy		1,320,238	11/2007	6	0	6
Buy	MXN	525,648	09/2007	1,048	0	1,048
Buy		182,984	03/2008	357	0	357
Buy	MYR	2,138	07/2007	2	0	2
Sell		2,138	07/2007	0	(1)	(1)
Buy		2,138	10/2007	0	0	0
Buy	NOK	131,290	09/2007	379	0	379
Buy	PLN	13,128	09/2007	9	(3)	6
Buy		25,784	03/2008	165	(40)	125
Buy	RUB	462,161	09/2007	656	0	656
Buy		72,009	11/2007	109	0	109
Buy		286,973	12/2007	136	0	136
Buy		263,787	01/2008	234	0	234
Buy	SGD	2,295	07/2007	0	(7)	(7)
Sell		2,295	07/2007	0	(8)	(8)
Buy		3,853	08/2007	0	(44)	(44)
Buy		5,423	10/2007	7	(26)	(19)
Buy		6,413	11/2007	0	(35)	(35)
Buy	SKK	26,981	03/2008	4	0	4
Buy	TRY	2,133	03/2008	51	0	51
Buy	ZAR	9,352	09/2007	27	0	27

				$7,619	$(3,261)	$4,358

See accompanying notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.2%
Mizuho Finance Aruba AEC
2.349% due 12/31/2049	JPY	500,000	$4,153
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,674

Total Aruba (Cost $6,135)			5,827

AUSTRALIA 0.3%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	522
Medallion Trust
5.585% due 07/12/2031		$630	630
Seven Media Group
6.000% due 02/07/2013	AUD	8,000	6,744

Total Australia (Cost $7,479)			7,896

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,513

Total Austria (Cost $13,758)			17,513

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	14,659

Total Belgium (Cost $9,803)			14,659

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,485

Total Bermuda (Cost $1,480)			1,485

CANADA 0.3%
Province of Ontario Canada
6.200% due 06/02/2031	CAD	2,200	2,419
Province of Quebec Canada
5.750% due 12/01/2036		2,600	2,713
Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,981

Total Canada (Cost $6,762)			7,113

CAYMAN ISLANDS 2.1%
Foundation Re II Ltd.
12.110% due 11/26/2010		$1,650	1,657
Longpoint Re Ltd.
10.609% due 05/08/2010		2,900	2,900
Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,261
2.010% due 12/31/2049		300,000	2,481
8.375% due 12/29/2049		$4,300	4,491
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,531
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,192
Mystic Re Ltd.
11.660% due 12/05/2008		$750	745
Pylon Ltd.
8.048% due 12/18/2008	EUR	1,350	1,865
Redwood Capital IX Ltd.
11.610% due 01/09/2008		$1,000	1,009
12.110% due 01/09/2008		2,000	2,018
Residential Reinsurance 2005 Ltd.
10.810% due 06/06/2008		1,000	968
Residential Reinsurance 2007 Ltd.
13.110% due 06/07/2010		6,300	6,309
SHL Corp. Ltd.
1.448% due 12/25/2024	JPY	10,517	86
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	5,802
Vita Capital III Ltd.
6.449% due 01/01/2011		4,000	4,006

Total Cayman Islands (Cost $52,825)			52,321

DENMARK 0.8%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	900	168
Nykredit Realkredit A/S
4.832% due 10/01/2038		11,998	2,054
6.000% due 10/01/2029		1,532	285
Realkredit Danmark A/S
5.000% due 10/01/2038		98,312	16,839

Total Denmark (Cost $19,259)			19,346

FRANCE 12.4%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,611
Credit Agricole S.A.
5.360% due 05/28/2009		$2,700	2,701
6.637% due 05/29/2049		6,400	6,194
France Government Bond
4.000% due 04/25/2009	EUR	8,050	10,804
4.000% due 10/25/2009		30,070	40,254
4.000% due 04/25/2014		39,700	51,984
4.000% due 10/25/2014		106,900	139,572
4.000% due 04/25/2055		600	706
4.750% due 04/25/2035		1,100	1,489
5.250% due 04/25/2008		26,800	36,513
5.750% due 10/25/2032		11,800	18,292
6.000% due 10/25/2025		3,400	5,310

Total France (Cost $289,201)			315,430

GERMANY 22.4%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	6,029
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	1,430	1,939
Republic of Germany
4.000% due 07/04/2009		2,900	3,890
4.250% due 01/04/2014		63,452	84,407
4.250% due 07/04/2014		66,590	88,472
4.750% due 07/04/2034		4,300	5,854
5.000% due 07/04/2011		100	138
5.000% due 01/04/2012		8,400	11,574
5.250% due 07/04/2010		33,500	46,251
5.250% due 01/04/2011		28,400	39,311
5.375% due 01/04/2010		4,100	5,660
5.500% due 01/04/2031		22,150	33,195
5.625% due 01/04/2028		39,370	59,414
6.250% due 01/04/2024		7,600	12,098
6.250% due 01/04/2030		8,512	13,906
6.500% due 07/04/2027		95,560	158,670

Total Germany (Cost $575,728)			570,808

ICELAND 0.2%
Glitnir Banki HF
5.829% due 01/18/2012		$3,700	3,724
Landsbanki Islands HF
6.060% due 08/25/2009		2,400	2,426

Total Iceland (Cost $6,126)			6,150

IRELAND 0.3%
Atlas Reinsurance PLC
7.922% due 01/10/2010	EUR	2,000	2,746
Celtic Residential Irish Mortgage Securitisation
4.337% due 06/13/2035		1,496	2,032
Emerald Mortgages PLC
4.372% due 04/15/2028		1,370	1,857
4.372% due 01/15/2035		388	527
Osiris Capital PLC
10.356% due 01/15/2010		$1,000	1,010

Total Ireland (Cost $7,061)			8,172

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,717
5.500% due 11/01/2010		1,700	2,367
Siena Mortgages SpA
4.316% due 02/05/2037		816	1,105

Total Italy (Cost $8,043)			8,189

JAPAN 23.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	388
Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,692
Japan Government Bond
1.500% due 03/20/2011	JPY	12,710,000	104,036
1.500% due 03/20/2014		6,760,000	54,428
1.500% due 03/20/2015		5,200,000	41,555
1.600% due 06/20/2014		8,010,000	64,813
1.600% due 09/20/2014		2,810,000	22,689
2.300% due 06/20/2035		7,380,000	58,346
2.400% due 03/20/2034		2,470,000	20,021
2.500% due 09/20/2035		4,060,000	33,474
2.500% due 06/20/2036		4,490,000	36,869
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,078,920	8,493
1.000% due 06/10/2016		3,463,460	27,531
1.100% due 12/10/2016		11,828,600	94,892
1.200% due 03/10/2017		49,850	403
1.200% due 06/10/2017		1,212,420	9,777
Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,459
Sumitomo Mitsui Banking Corp.
1.518% due 12/31/2049	JPY	400,000	3,269
1.629% due 12/01/2049		600,000	4,938
1.641% due 12/31/2049		100,000	819
5.625% due 07/29/2049		$1,300	1,241

Total Japan (Cost $654,276)			600,133

JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.139% due 12/10/2037	EUR	3,001	4,073
Lloyds TSB Capital
7.375% due 12/29/2049		500	740

Total Jersey, Channel Islands (Cost $3,302)			4,813

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,791

Total Liberia (Cost $1,785)			1,791

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		$900	901

Total Luxembourg (Cost $900)			901

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$3,200	3,124
Pemex Project Funding Master Trust
8.850% due 09/15/2007		40	40

Total Mexico (Cost $3,240)			3,164

NETHERLANDS 0.7%
Delphinus BV
4.272% due 04/25/2093	EUR	1,500	2,039
Dutch Mortgage Portfolio Loans BV
4.317% due 11/20/2035		1,088	1,479
Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079		2,906	3,950
Generali Finance BV
5.479% due 02/28/2049		2,300	3,044
Holland Euro-Denominated Mortgage-Backed Series
4.245% due 04/18/2012		728	988
Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,220
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$4,400	4,401

Total Netherlands (Cost $18,380)			19,121

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,639

Total Netherlands Antilles (Cost $1,703)			1,639

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	2,069

Total New Zealand (Cost $1,231)			2,069

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	954
VTB Capital S.A. for Vneshtorgbank
6.110% due 09/21/2007		$3,800	3,804

Total Russia (Cost $4,679)			4,758

SPAIN 2.9%
Hipotebansa Mortgage Securitization Fund
4.151% due 07/18/2022	EUR	862	1,166
Spain Government Bond
4.200% due 07/30/2013		2,200	2,917
4.200% due 01/31/2037		2,300	2,828
5.150% due 07/30/2009		37,730	51,708
5.350% due 10/31/2011		11,100	15,475

Total Spain (Cost $55,104)			74,094

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,677

Total Tunisia (Cost $5,562)			5,677

UNITED KINGDOM 7.1%
Bauhaus Securities Ltd.
4.325% due 10/30/2052	EUR	2,035	2,762
Dolerite Funding PLC
5.640% due 08/20/2032		$430	430
HBOS PLC
5.920% due 09/29/2049		14,000	13,151
HSBC Holdings PLC
6.500% due 05/02/2036		12,400	12,785
National Grid PLC
4.980% due 06/22/2011 (i)	CAD	4,900	4,574
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		$6,500	6,504
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,381
United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	29,086
4.750% due 06/07/2010		27,900	54,446
5.000% due 03/07/2012		12,830	25,030
8.000% due 09/27/2013		14,100	31,729

Total United Kingdom (Cost $175,599)			181,878

UNITED STATES 82.1%
Asset-Backed Securities 1.8%
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		$9	9
Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		221	222
Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		107	107
5.720% due 10/27/2032		179	180
Citicorp Residential Mortgage Securities, Inc.
5.410% due 03/25/2037		11,499	11,508
Countrywide Asset-Backed Certificates
5.420% due 09/25/2047		12,242	12,251
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		110	110
First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		19	19
First NLC Trust
5.440% due 02/25/2036		257	258
GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035		399	399
GSAMP Trust
5.430% due 11/25/2035		63	63
Home Equity Mortgage Trust
5.430% due 02/25/2036		63	63
Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		234	234
Mesa Trust Asset-Backed Certificates
5.720% due 12/25/2031		480	488
Quest Trust
5.880% due 06/25/2034		183	183
Residential Asset Securities Corp.
5.410% due 01/25/2036		159	159
5.420% due 11/25/2035		42	42
5.820% due 07/25/2032		387	387
SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,908
5.345% due 10/27/2014		7,464	7,469
Soundview Home Equity Loan Trust
5.420% due 12/25/2035		145	145
Wells Fargo Home Equity Trust
5.550% due 10/25/2035		8,957	8,965

			46,169

Bank Loan Obligations 0.8%
Ford Motor Co.
8.360% due 11/29/2013		2,194	2,206
Georgia-Pacific Corp.
7.110% due 12/20/2012		4,938	4,954
HCA, Inc.
7.600% due 11/14/2013		4,788	4,815
MGM Mirage
6.505% due 10/03/2011		200	198
6.531% due 10/03/2011		200	198
6.555% due 10/03/2011		600	595
OAO Rosneft Oil Co.
6.000% due 09/16/2007		6,300	6,309

			19,275

Corporate Bonds & Notes 9.4%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,394
American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,055
6.250% due 03/15/2037		$1,300	1,233
Amgen, Inc.
5.440% due 11/28/2008		2,700	2,702
Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,629
AT&T, Inc.
5.570% due 11/14/2008		500	502
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,007
Bank of America Corp.
5.366% due 11/06/2009		7,500	7,500
Bank of America N.A.
5.360% due 12/18/2008		3,100	3,102
BellSouth Corp.
5.200% due 09/15/2014		3,000	2,883
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,414
6.400% due 06/15/2016		4,300	4,185
Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	412
Charter One Bank N.A.
5.405% due 04/24/2009		13,550	13,568
CIT Group, Inc.
5.480% due 08/17/2009		7,800	7,774
CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,615
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,459
CSX Corp.
6.750% due 03/15/2011		2,500	2,586
CVS Caremark Corp.
5.750% due 08/15/2011		900	901
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	982
5.710% due 03/13/2009		6,600	6,615
5.750% due 09/08/2011		1,500	1,503
5.840% due 09/10/2007		3,800	3,803
East Lane Re Ltd.
12.355% due 05/06/2011		1,700	1,708
EchoStar DBS Corp.
5.750% due 10/01/2008		410	410
6.375% due 10/01/2011		700	688
Exelon Corp.
6.750% due 05/01/2011		900	928
Ford Motor Credit Co.
5.625% due 10/01/2008		1,000	987
6.625% due 06/16/2008		2,300	2,299
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,100	1,155
GATX Financial Corp.
5.125% due 04/15/2010		500	494
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	904
5.400% due 12/12/2008		$4,800	4,806
General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,463
Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,181
GMAC LLC
6.000% due 12/15/2011		$4,300	4,092
Goldman Sachs Group, Inc.
5.810% due 03/22/2016		2,900	2,913
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		4,600	4,609
Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,002
HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,618
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,866
5.400% due 02/15/2012		2,700	2,674
JPMorgan & Co., Inc. CPI Linked Bond
2.991% due 02/15/2012		4,670	4,834
JPMorgan Chase & Co.
5.370% due 05/07/2010		8,900	8,906
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,860
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		4,800	4,637
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		9,000	9,119
Lennar Corp.
5.950% due 10/17/2011		900	888
Loews Corp.
5.250% due 03/15/2016		1,200	1,152
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,150
Masco Corp.
5.875% due 07/15/2012		1,000	993
May Department Stores Co.
4.800% due 07/15/2009		900	883
Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		3,800	3,804
Mizuho JGB Investment LLC
9.870% due 12/31/2049		1,200	1,248
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,441
Morgan Stanley
5.406% due 05/07/2009		6,400	6,404
5.836% due 10/15/2015		5,100	5,113
NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,155
Qwest Communications International, Inc.
8.860% due 02/15/2009		400	406
Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,658
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,145
Residential Capital LLC
6.460% due 05/22/2009		4,700	4,681
Reynolds American, Inc.
6.060% due 06/15/2011		800	804
6.750% due 06/15/2017		700	703
Ryder System, Inc.
3.500% due 03/15/2009		900	868
SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,830
Southwest Airlines Co.
6.500% due 03/01/2012		500	513
Time Warner, Inc.
5.590% due 11/13/2009		3,400	3,405
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,530	3,672
Toyota Motor Credit Corp.
5.330% due 10/12/2007		11,800	11,803
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	503
U.S. Bancorp
5.350% due 04/28/2009		8,200	8,207
Viacom, Inc.
5.750% due 04/30/2011		6,100	6,096
Xerox Corp.
9.750% due 01/15/2009		2,600	2,751

			239,253

Mortgage-Backed Securities 4.2%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		5,076	4,973
Bear Stearns Alt-A Trust
5.824% due 11/25/2036		7,765	7,777
5.959% due 02/25/2036		10,193	10,225
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		16,772	16,547
4.900% due 12/25/2035		875	873
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		12,800	12,286
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	2,961
Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035		75	75
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		545	540
5.631% due 05/25/2032		81	81
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		3,314	3,279
Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045		494	495
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		4,100	3,972
GSR Mortgage Loan Trust
4.538% due 09/25/2035		2,089	2,059
Impac CMB Trust
6.120% due 07/25/2033		203	204
JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		10,100	10,405
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		520	517
MASTR Asset Securitization Trust
5.500% due 11/25/2017		881	871
Merrill Lynch Commercial Mortgage Trust
5.414% due 07/12/2046		7,200	6,974
MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025		639	641
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		348	348
Washington Mutual, Inc.
5.094% due 10/25/2032		362	361
5.474% due 02/27/2034		1,400	1,376
5.580% due 11/25/2045		1,323	1,328
5.630% due 01/25/2045		1,793	1,797
5.860% due 12/25/2027		4,738	4,741
6.223% due 05/25/2041		37	38
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		12,568	12,400

			108,144

Municipal Bonds & Notes 0.6%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.224% due 01/01/2014		830	842
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,299
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		820	825
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,435	1,467
Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014		20	22
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025		3,105	3,254
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,725	1,703
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	206
Metropolitan Water District of Southern California State Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	545
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013		600	591
New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014		300	308
5.500% due 06/01/2017		600	629
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		3,500	3,537

			15,228

	Shares
Preferred Stocks 0.3%
DG Funding Trust
7.600% due 12/31/2049		640	6,668
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,150	2,166

			8,834

		Principal Amount (000s)
Commodity Index-Linked Notes 0.3%
Morgan Stanley
0.000% due 07/07/2008		$7,000	6,960

U.S. Government Agencies 64.4%
Fannie Mae
4.190% due 11/01/2034		10,727	10,637
4.946% due 12/01/2034		2,026	2,003
5.000% due 11/25/2032 - 03/01/2036		32,703	30,578
5.440% due 03/25/2034		315	316
5.500% due 11/01/2028 - 08/01/2037		799,080	771,051
5.649% due 04/01/2032		143	144
6.000% due 10/01/2034 - 07/25/2044		603,521	597,109
6.500% due 02/01/2026 - 07/01/2037		152,025	153,504
7.025% due 08/01/2023		198	202
7.075% due 01/01/2023		62	62
7.290% due 11/01/2022		19	19
7.362% due 12/01/2030		44	45
Federal Home Loan Bank
4.300% due 05/12/2008		10,000	9,917
Freddie Mac
4.371% due 09/01/2035		850	841
5.000% due 03/15/2016 - 08/15/2035		10,488	9,525
5.550% due 07/15/2037		19,100	19,099
5.670% due 12/15/2030		1,114	1,118
6.227% due 10/25/2044		9,807	9,898
7.113% due 06/01/2022		311	313
9.050% due 06/15/2019		5	5
Ginnie Mae
4.750% due 07/20/2022 - 08/20/2027		580	585
5.125% due 11/20/2021		59	60
5.375% due 04/20/2024 - 04/20/2030		1,050	1,063
5.380% due 05/20/2022 - 05/20/2030		652	661
5.750% due 07/20/2023 - 09/20/2026		169	171
6.000% due 08/20/2034		6,351	6,051
6.125% due 10/20/2023 - 11/20/2030		239	242
6.130% due 12/20/2025		20	20
Small Business Administration
5.980% due 05/01/2022		5,270	5,342
6.344% due 08/01/2011		1,501	1,519
6.640% due 02/01/2011		728	741
Tennessee Valley Authority
5.880% due 04/01/2036		8,145	8,506
5.980% due 04/01/2036		1,855	1,958

			1,643,305

U.S. Treasury Obligations 0.3%
U.S. Treasury Bonds
4.500% due 02/15/2036		2,600	2,355
8.125% due 05/15/2021		2,601	3,345
U.S. Treasury Notes
3.500% due 12/15/2009		400	387
4.625% due 02/29/2012		100	99
4.875% due 08/15/2016		800	791

			6,977

Total United States (Cost $2,105,859)			2,094,145

SHORT-TERM INSTRUMENTS 13.1%
Certificates of Deposit 5.6%
Barclays Bank PLC
5.281% due 03/17/2008		18,000	18,003
BNP Paribas
5.270% due 09/23/2008		25,700	25,693
Countrywide Funding Corp.
5.350% due 08/16/2007		12,100	12,100
Dexia S.A.
5.270% due 09/29/2008		15,300	15,304
Fortis Bank NY
5.310% due 09/30/2008		20,500	20,500
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		25,700	25,697
Societe Generale NY
5.270% due 03/26/2008		25,700	25,701

			142,998

Commercial Paper 6.0%
Freddie Mac
4.800% due 07/02/2007		60,000	60,000
Rabobank USA Financial Corp.
5.330% due 07/26/2007		16,800	16,800
Svenska Handelsbanken, Inc.
5.200% due 10/09/2007		70,500	70,001
UBS Finance Delaware LLC
5.145% due 10/23/2007		6,800	6,771

			153,572

Tri-party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007		5,237	5,237
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 5.125% due 08/15/2019 valued at $5,345. Repurchase proceeds are $5,239.)

U.S. Treasury Bills 1.3%
4.772% due 08/30/2007 - 09/13/2007 (a)(b)(c)(e)		33,600	33,236
Total Short-Term Instruments (Cost $335,053)			335,043

Purchased Options (g) 0.7% (Cost $28,831)			18,512
Total Investments (d) 171.8% (Cost $4,399,164)			$4,382,647
Written Options (h) (0.2%) (Premiums $13,751)			(4,023)
Other Assets and Liabilities (Net) (71.6%)			(1,826,704)

Net Assets 100.0%			$2,551,920

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $4,945 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) Securities with an aggregate market value of $992 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $57,207 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $22,597 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2008	588	$(32)
90-Day Eurodollar December Futures	Long	12/2007	29	(38)
90-Day Eurodollar June Futures	Long	06/2008	1,504	(1,693)
90-Day Eurodollar March Futures	Long	03/2008	10,950	(6,200)
90-Day Eurodollar September Futures	Long	09/2008	1,317	543
90-Day Euroyen December Futures	Long	12/2007	2,527	(609)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	2,096	386
Euro-Bobl 5-Year Note September Futures Put Options Strike @ EUR 102.750	Long	09/2007	1,183	(8)
Euro-Bund 10-Year Note September Futures	Long	09/2007	3,228	(2,440)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	2,608	34
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.500	Long	09/2007	390	10
Japan Government 10-Year Bond September Futures	Long	09/2007	222	(1,621)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	4	3
U.S. Treasury 10-Year Note September Futures	Short	09/2007	2,574	(1,797)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	159	166
United Kingdom 10-Year Note September Futures	Short	09/2007	259	21
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	115	(247)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	515	(1,030)

				$(14,552)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	11,300	$(39)
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		5,200	(16)
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012		1,700	(7)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%)	06/20/2012		1,900	0
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012		1,600	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012		1,900	5
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%)	06/20/2012		1,600	2
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		14,900	(67)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012		1,900	(1)
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012		1,800	(9)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012		1,900	0
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%)	06/20/2012		1,600	(2)
Goldman Sachs & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		1,700	(6)
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		1,800	(6)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		12,700	(58)
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012		1,800	(2)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	840,000	74
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008		$7,700	0
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%	06/20/2008		6,500	1
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009		900	1
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%)	06/20/2010		1,700	8
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%)	06/20/2011		900	(1)
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%)	03/20/2012		1,500	11
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%)	06/20/2012		1,900	(10)
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%)	06/20/2012		800	(4)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		2,000	9
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017		1,500	(2)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		206,200	970
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%)	06/20/2017		1,200	47
Bank of America	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.080%)	06/20/2017		2,100	5
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%)	06/20/2017		1,300	50
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%)	11/11/2051		4,000	775
Barclays Bank PLC	National Grid PLC 5.000% due 07/02/2018	Buy	(0.208%)	06/20/2011		4,300	(11)
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%)	03/20/2012		2,600	(4)
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012		2,700	(2)
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%)	06/20/2012		2,400	9
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		600	(3)
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%	06/20/2012		1,900	9
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%)	06/20/2012		2,900	1
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		2,400	22
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Sell	(0.470%)	06/20/2017		1,100	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010		1,000	(10)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%)	06/20/2010		500	0
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%)	03/20/2011		2,700	9
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011		2,400	(20)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		3,800	(18)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012		1,000	1
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	09/20/2014		1,150	(9)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%)	12/20/2015		2,500	26
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%)	03/20/2016		2,900	18
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	03/20/2016		1,150	(8)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		1,200	(7)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		2,100	(38)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%)	06/20/2017		1,800	(10)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		900	(4)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		2,900	0
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		3,600	(1)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008		8,200	(2)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		10,400	1
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%	06/20/2008		10,600	(1)
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%)	03/20/2009		900	0
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%)	12/20/2011		900	6
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012		500	(3)
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%)	03/20/2012		500	(1)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%)	06/20/2012		1,600	(12)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		700	(4)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014		1,400	(8)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%)	06/20/2014		1,500	24
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		1,400	9
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017		2,600	4
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010		500	12
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012		2,500	2
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%)	06/20/2012		2,500	6
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%)	06/20/2012		2,200	(10)
Goldman Sachs & Co.	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		4,300	(19)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012		1,600	(121)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		179,200	1,535
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%)	06/20/2017		1,100	30
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		143,000	61
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%)	06/20/2017		1,200	31
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		7,500	7
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		700	3
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	08/20/2011		19,900	631
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011		1,000	(12)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		103,700	(142)
JPMorgan Chase & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.270%)	06/20/2012		1,100	(3)
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		1,100	5
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		191,800	568
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		29,600	861
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		8,100	265
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012		2,000	1
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		3,000	(16)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		9,300	78
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017		1,100	0
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		2,976	26
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%)	06/20/2011		6,700	88
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011		15,600	492
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012		2,900	3
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012		1,200	3
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		1,200	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009		2,800	(8)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		15,872	139
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010		400	(23)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011		1,000	(15)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		21,700	719
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%)	06/20/2012		1,000	(7)
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%)	06/20/2012		2,500	5
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%)	06/20/2012		2,100	2
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012		1,200	(1)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012		1,000	(1)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		15,000	138
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%)	06/20/2017		1,200	(3)
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		31,900	37
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009		2,400	(12)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011		1,000	(3)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011		1,500	(23)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012		3,200	(7)
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.550%)	06/20/2012		5,000	(26)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%)	12/20/2015		2,600	26
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		11,700	3
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		12,000	110
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.300%)	06/20/2017		6,400	142
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012		800	(7)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012		1,500	(12)

							$7,250

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	109,100	$(280)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(2,041)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	2,219
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		97,490	(240)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		176,200	83
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(249)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	251
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(233)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	236
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		9,600	(5)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		13,000	(8)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		40,700	(1,152)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		27,400	1,590
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	10,000	427
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		54,600	(468)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		1,900	(38)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	(35)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		11,400	(1)
Royal Bank of Scotland Group PLC	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		14,700	(81)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(177)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	276
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	(172)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,300	(14)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	2,149
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	215
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		1,300	(15)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	4,713
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	3,340
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	4,142
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	743
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	06/18/2034		34,600	(685)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		14,400	(300)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		69,300	1,337
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,100	(63)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		20,500	(79)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		43,200	(196)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	5,205
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		1,500	(99)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		23,200	(428)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	603
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(326)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,500	(69)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	2,631
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		2,600	125
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	(17)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	583
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(54)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,000	198
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(216)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	176
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	5,762
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		24,500	(1,958)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(3,488)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	315
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	40,450	(3,604)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(101)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	397
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	1,758
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(466)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(863)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		6,100	(406)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		33,800	877
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,300	1,117
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		45,800	(146)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,300	(102)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		35,000	(4,096)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	4,128
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(504)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(518)
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(1,367)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(1,016)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(385)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		49,900	(260)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		126,000	(477)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	4
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		19,300	(2,392)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		8,500	417
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	1,610,000	(26)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,020,000	(85)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,830,000	(90)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		29,660,000	(422)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		14,000,000	546
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		4,170,000	(297)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		4,170,000	271
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		990,000	(60)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		19,380,000	(348)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,780,000	503
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	166
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	(236)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	542
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		22,630,000	(1,377)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	12
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(389)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	(43)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,900,000	(522)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		11,260,000	607
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	19
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		7,490,000	(433)
Morgan Stanley	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		2,640,000	(228)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		13,850,000	(215)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		75,220,000	(1,548)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		16,400,000	921
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		3,000,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		4,810,000	(244)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		1,030,000	(61)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		700,000	(185)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	22,000	37
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		58,000	306
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	97
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		109,400	(127)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	65
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		37,500	63
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$36,900	(184)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		72,000	6
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,400	162
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		114,000	125
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		105,000	(525)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		16,700	874
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		800	(6)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		35,500	1,254
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	487
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		1,200	(9)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	1,634
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	(62)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		72,600	(102)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		8,200	290
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		6,700	83
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		54,100	1,913
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	1,395
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		164,600	(212)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		129,100	4,567
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		56,200	2,525
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		9,900	314
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		268,700	(1,943)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,700	1,047
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		33,500	413
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		36,500	(113)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		190,400	8,048
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		163,400	494
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		15,500	649
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	31

							$36,498

Interest Rate Cap Swaps

Counterparty	Floating Rate Index	Cap Rate	Pay/Receive Floating Rate	Fixed Rate/ Premium Amounts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Difference in Constant Maturity Swap 10-Year vs. 2-Year	0.288%	Pay	$101	12/07/2007	$22,800	$(30)
Goldman Sachs & Co.	Difference in Constant Maturity Swap 10-Year vs. 2-Year	0.288%	Pay	102	12/07/2007	21,900	54

							$24

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$109.000	08/24/2007	363	$7	$17
Call - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/24/2007	1,286	24	40
Call - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/24/2007	586	11	9
Call - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/24/2007	6,701	127	105
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	702	791	329

				$960	$500

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007	GBP	45,500	$234	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		20,000	77	8
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	3
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		94,500	532	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.188%	09/14/2007		108,500	620	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		35,000	200	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	30
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.080%	08/13/2007	JPY	960,000	110	47
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.120%	08/13/2007		4,450,000	462	155
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.080%	08/13/2007		2,740,000	298	135
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$106,700	413	171
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	6.540%	08/24/2007		113,000	79	3
Put - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.540%	08/24/2007		14,100	10	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	260
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		33,000	183	41
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	35
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,911	1,265
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	834

								$13,179	$2,987

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	4,600	$136	$155
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		15,200	459	512
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,800	595	497
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	368
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		12,200	372	345
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	285
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,300	254	223
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	216
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,300	202	196
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$28,000	281	1,268
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	2,298
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		44,000	1,466	368
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		22,400	271	464
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	2,034	2,681
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		58,100	1,830	619
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	1,483
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		40,000	1,062	769
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	1,011
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		39,100	1,029	1,066
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	48	76
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		1,000	37	25

						$14,461	$14,925

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 09/01/2037	$100.469	09/06/2007	$150,000	$18	$9
Call - OTC Fannie Mae 5.000% due 09/01/2037	101.188	09/06/2007	103,000	12	13
Call - OTC Fannie Mae 5.000% due 09/01/2037	102.438	09/06/2007	28,680	3	0
Call - OTC Fannie Mae 5.000% due 09/01/2037	103.000	09/06/2007	5,000	1	0
Put - OTC Fannie Mae 5.500% due 07/01/2037	89.125	07/05/2007	162,000	19	0
Put - OTC Fannie Mae 5.500% due 07/01/2037	89.313	07/05/2007	65,000	8	0
Put - OTC Fannie Mae 5.500% due 07/01/2037	90.000	07/05/2007	158,000	19	0
Put - OTC Fannie Mae 5.500% due 09/01/2037	85.250	09/06/2007	100,000	12	0
Put - OTC Fannie Mae 5.500% due 09/01/2037	85.313	09/06/2007	110,000	13	5
Put - OTC Fannie Mae 5.500% due 09/01/2037	90.000	09/06/2007	171,000	20	14
Put - OTC Fannie Mae 6.000% due 09/01/2037	89.160	09/06/2007	30,000	3	1
Put - OTC Fannie Mae 6.000% due 09/01/2037	92.500	09/06/2007	762,000	89	52
Put - OTC Fannie Mae 6.500% due 09/01/2037	94.000	09/06/2007	123,000	14	6

				$231	$100

(h) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.500	08/24/2007	1,403	$431	$570
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	658	183	175
Put - CBOT U.S. Treasury 10-Year Note September Futures	100.000	08/24/2007	1,271	120	20

				$734	$765

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007	GBP	13,000	$239	$0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		1,400	27	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		27,000	543	0
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		41,000	820	0
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	26
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$127,900	521	273
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	166
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	299
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,500	164	46
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	38
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	1,220
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	862

								$12,633	$2,931

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	2.020	07/27/2007	$42,500	$229	$138

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 08/01/2037	$98.984	07/19/2007	$72,000	$155	$189

(i) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,388	$4,574	0.18%

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	07/01/2037	$314,100	$300,394	$294,322
U.S. Treasury Notes	3.000%	02/15/2009	16,300	15,789	16,013
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,429	24,675
U.S. Treasury Notes	4.000%	02/15/2015	7,600	7,049	7,240
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,673	4,748
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,276	13,373
U.S. Treasury Notes	4.250%	11/15/2014	25,100	23,696	24,142
U.S. Treasury Notes	4.500%	02/15/2016	25,700	24,490	25,267
U.S. Treasury Notes	4.625%	11/15/2016	119,800	116,561	116,969
U.S. Treasury Notes	4.625%	02/15/2017	84,000	80,795	82,996
U.S. Treasury Notes	4.875%	08/15/2016	293,000	287,836	295,574
U.S. Treasury Notes	5.125%	05/15/2016	122,690	122,075	124,512

				$1,021,063	$1,029,831

(2)	Market value includes $10,972 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	100,535	07/2007	$339	$0	$339
Sell		36,264	07/2007	0	(213)	(213)
Buy	BRL	33,257	07/2007	404	0	404
Sell		33,257	07/2007	191	0	191
Buy		55,802	10/2007	1,380	(23)	1,357
Sell		20,745	10/2007	0	(3)	(3)
Buy		49,002	03/2008	381	(212)	169
Sell	CAD	605	07/2007	3	0	3
Sell		14,949	08/2007	0	(62)	(62)
Buy	CLP	499,300	03/2008	0	(2)	(2)
Buy	CNY	113,995	08/2007	288	0	288
Buy		193,360	09/2007	289	0	289
Buy		97,896	11/2007	1	0	1
Buy		319,020	01/2008	0	(280)	(280)
Buy		249,474	03/2008	0	(290)	(290)
Buy	DKK	323	09/2007	1	0	1
Sell		116,667	09/2007	0	(71)	(71)
Buy	EUR	5,045	07/2007	16	0	16
Sell		399,954	07/2007	0	(5,232)	(5,232)
Sell	GBP	77,005	08/2007	0	(811)	(811)
Buy	HKD	2,180	07/2007	0	0	0
Sell		1,587	07/2007	0	0	0
Sell		1,587	08/2007	0	0	0
Buy	INR	21,887	11/2007	0	(2)	(2)
Buy	JPY	2,171,874	07/2007	22	(11)	11
Sell		72,603,384	07/2007	8,397	(18)	8,379
Buy	KRW	15,437,068	08/2007	72	(2)	70
Buy		1,676,148	09/2007	24	0	24
Buy	MXN	264,175	03/2008	561	(10)	551
Sell		185,886	03/2008	0	(299)	(299)
Buy	MYR	27,732	09/2007	11	0	11
Buy		114,938	05/2008	0	(939)	(939)
Buy	NOK	42,224	09/2007	122	0	122
Buy	NZD	22,192	07/2007	525	0	525
Sell		131,375	07/2007	0	(1,371)	(1,371)
Buy	PLN	484	09/2007	7	0	7
Buy	RUB	15,372	09/2007	12	0	12
Buy		16,234	11/2007	22	0	22
Buy		1,239,651	01/2008	854	0	854
Buy	SGD	9,419	08/2007	0	(107)	(107)
Sell		756	08/2007	1	0	1
Buy	TWD	166,700	07/2007	44	0	44
Sell		166,700	07/2007	13	0	13
Buy		166,700	08/2007	0	(18)	(18)

				$13,980	$(9,976)	$4,004

See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,675

Total Aruba (Cost $1,746)			1,675

AUSTRALIA 0.3%
Seven Media Group
6.000% due 02/07/2013	AUD	7,300	6,154

Total Australia (Cost $5,842)			6,154

CANADA 1.7%
Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,454
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	2,400	2,246
Honda Canada Finance, Inc.
4.757% due 03/26/2012		27,000	25,401
Province of Ontario Canada
6.200% due 06/02/2031		5,500	6,047
Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,400

Total Canada (Cost $35,969)			38,548

CAYMAN ISLANDS 2.0%
Calabash Re II Ltd.
13.760% due 01/08/2010		$3,100	3,127
Foundation Re II Ltd.
12.110% due 11/26/2010		1,500	1,506
Longpoint Re Ltd.
10.609% due 05/08/2010		3,300	3,300
Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	2,446
2.010% due 12/31/2049		100,000	827
8.375% due 12/29/2049		$8,000	8,356
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	4,626
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,286
Mystic Re Ltd.
14.360% due 12/05/2008		$500	495
Redwood Capital IX Ltd.
11.610% due 01/09/2008		1,000	1,009
12.110% due 01/09/2008		2,000	2,018
Residential Reinsurance 2005 Ltd.
10.810% due 06/06/2008		1,000	968
Residential Reinsurance 2007 Ltd.
13.110% due 06/07/2010		5,900	5,908
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	5,415
Vita Capital III Ltd.
6.449% due 01/01/2011		4,000	4,006

Total Cayman Islands (Cost $46,706)			46,293

DENMARK 0.6%
Nykredit Realkredit A/S
4.832% due 10/01/2038	DKK	22,997	3,936
Realkredit Danmark A/S
5.000% due 10/01/2038		59,297	10,148

Total Denmark (Cost $14,221)			14,084

FRANCE 7.3%
Credit Agricole S.A.
5.360% due 05/28/2009		$10,800	10,805
6.637% due 05/29/2049		5,900	5,710
France Government Bond
4.000% due 10/25/2009	EUR	4,500	6,024
4.000% due 04/25/2014		300	393
4.000% due 10/25/2014		92,900	121,293
4.000% due 04/25/2055		300	353
4.750% due 10/25/2012		100	137
5.500% due 04/25/2029		4,200	6,258
5.750% due 10/25/2032		10,100	15,656

Total France (Cost $167,834)			166,629

GERMANY 16.0%
Republic of Germany
3.750% due 01/04/2015	EUR	39,000	50,104
4.000% due 07/04/2009		300	402
4.250% due 01/04/2014		27,340	36,369
4.250% due 07/04/2014		27,000	35,872
4.750% due 07/04/2034		400	545
5.000% due 01/04/2012		2,000	2,756
5.000% due 07/04/2012		16,700	23,058
5.250% due 07/04/2010		8,700	12,011
5.250% due 01/04/2011		79,300	109,767
5.375% due 01/04/2010		300	414
5.500% due 01/04/2031		4,400	6,594
5.625% due 01/04/2028		41,700	62,930
6.250% due 01/04/2024		9,800	15,601
6.250% due 01/04/2030		4,740	7,744
6.500% due 07/04/2027		2,260	3,752

Total Germany (Cost $372,349)			367,919

ICELAND 0.2%
Glitnir Banki HF
5.795% due 01/21/2011		$3,000	3,019
Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,893

Total Iceland (Cost $5,887)			5,912

IRELAND 0.5%
Atlas Reinsurance PLC
7.922% due 01/10/2010	EUR	2,000	2,746
Bank of Ireland
5.370% due 12/19/2008		$7,000	7,009
Osiris Capital PLC
10.356% due 01/15/2010		1,000	1,010

Total Ireland (Cost $10,617)			10,765

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	924
4.500% due 05/01/2009		1,000	1,354

Total Italy (Cost $2,258)			2,278

JAPAN 17.7%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	388
Japan Government Bond
1.500% due 03/20/2011	JPY	5,150,000	42,154
1.500% due 03/20/2014		1,590,000	12,802
1.500% due 03/20/2015		3,850,000	30,767
1.600% due 09/20/2013		1,660,000	13,501
1.600% due 06/20/2014		3,970,000	32,123
1.600% due 09/20/2014		810,000	6,540
2.300% due 06/20/2035		3,530,000	27,908
2.400% due 03/20/2034		580,000	4,701
2.500% due 09/20/2035		6,210,000	51,201
2.500% due 06/20/2036		5,431,000	44,596
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		989,010	7,785
1.000% due 06/10/2016		2,672,670	21,245
1.100% due 12/10/2016		11,132,800	89,310
1.200% due 03/10/2017		169,490	1,371
1.200% due 06/10/2017		1,120,000	9,031
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	3,352
Sumitomo Mitsui Banking Corp.
1.518% due 12/31/2049	JPY	300,000	2,452
1.629% due 12/01/2049		400,000	3,292
1.641% due 12/31/2049		300,000	2,458

Total Japan (Cost $436,370)			406,977

JERSEY, CHANNEL ISLANDS 0.2%
HSBC Capital Funding LP
9.547% due 12/31/2049		$4,852	5,362

Total Jersey, Channel Islands (Cost $5,419)			5,362

KOREA 0.0%
Korea Development Bank
4.250% due 11/13/2007		$670	666

Total Korea (Cost $668)			666

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		$3,100	3,102

Total Luxembourg (Cost $3,100)			3,102

MEXICO 0.1%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	2,984
Pemex Project Funding Master Trust
5.750% due 12/15/2015		100	98

Total Mexico (Cost $3,099)			3,082

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,459

Total Netherlands Antilles (Cost $2,554)			2,459

NETHERLANDS 0.3%
Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,647
Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,546
4.250% due 07/15/2013		400	533
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$1,400	1,400

Total Netherlands (Cost $6,055)			6,126

RUSSIA 0.4%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	818
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		$5,900	5,913
6.110% due 09/21/2007		1,600	1,602

Total Russia (Cost $8,254)			8,333

SOUTH KOREA 0.1%
Export-Import Bank of Korea
4.250% due 11/27/2007		$1,704	1,695

Total South Korea (Cost $1,697)			1,695

SPAIN 4.7%
Santander U.S. Debt S.A. Unipersonal
5.420% due 11/20/2009		$4,000	4,003
Spain Government Bond
4.200% due 01/31/2037	EUR	600	738
4.400% due 01/31/2015		42,000	56,037
5.400% due 07/30/2011		20,800	29,005
5.750% due 07/30/2032		11,150	17,221
6.150% due 01/31/2013		1,000	1,455

Total Spain (Cost $109,683)			108,459

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	3,000	3,702

Total Tunisia (Cost $3,628)			3,702

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,000	1,273

Total Ukraine (Cost $1,210)			1,273

UNITED KINGDOM 5.2%
Arkle Master Issuer PLC
5.300% due 11/19/2007		$7,300	7,302
HBOS PLC
5.920% due 09/29/2049		8,400	7,891
HBOS Treasury Services PLC
5.320% due 07/17/2008		2,300	2,302
HSBC Holdings PLC
6.500% due 05/02/2036		6,300	6,496
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		3,500	3,502
5.750% due 07/06/2012		4,100	4,100
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,013
United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	22,254
4.750% due 06/07/2010		12,900	25,174
5.000% due 03/07/2012		2,030	3,960
5.750% due 12/07/2009		3,900	7,823
9.000% due 07/12/2011		12,150	27,177
XL Capital Europe PLC
6.500% due 01/15/2012		$500	514

Total United Kingdom (Cost $118,532)			119,508

UNITED STATES 97.0%
Asset-Backed Securities 9.0%
ACE Securities Corp.
5.380% due 10/25/2036		$4,477	4,480
American Express Credit Account Master Trust
5.320% due 01/18/2011		2,900	2,898
Americredit Prime Automobile Receivables Trust
5.322% due 06/09/2008		8,500	8,500
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		5	5
Argent Securities, Inc.
5.370% due 10/25/2036		6,018	6,022
5.380% due 05/25/2036		82	82
Asset-Backed Funding Certificates
5.380% due 10/25/2036		4,482	4,484
5.670% due 06/25/2034		5,931	5,948
Bear Stearns Asset-Backed Securities, Inc.
5.770% due 03/25/2043		10	10
Carrington Mortgage Loan Trust
5.385% due 07/25/2036		751	752
Chase Credit Card Master Trust
5.430% due 02/15/2011		1,450	1,453
5.440% due 02/15/2010		1,590	1,592
Chase Issuance Trust
3.220% due 06/15/2010		2,000	1,989
CIT Group Home Equity Loan Trust
5.610% due 03/25/2033		10	10
Countrywide Asset-Backed Certificates
5.370% due 03/25/2047		5,613	5,616
5.380% due 09/25/2046		1,465	1,465
5.420% due 09/25/2047		9,086	9,093
5.800% due 12/25/2031		4	4
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		4	4
CSAB Mortgage-Backed Trust
5.420% due 06/25/2036		1,160	1,161
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		2,996	2,997
First NLC Trust
5.440% due 02/25/2036		146	146
Fremont Home Loan Trust
5.390% due 02/25/2037		6,328	6,331
GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035		207	207
GSAMP Trust
5.430% due 11/25/2035		32	32
5.610% due 03/25/2034		41	41
HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033		788	790
Home Equity Asset Trust
5.430% due 02/25/2036		14	14
Home Equity Mortgage Trust
5.430% due 02/25/2036		35	35
HSI Asset Securitization Corp. Trust
5.430% due 04/25/2037		392	392
Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		132	132
IXIS Real Estate Capital Trust
5.380% due 08/25/2036		1,125	1,126
JPMorgan Mortgage Acquisition Corp.
5.390% due 03/25/2036		1,681	1,681
Lehman XS Trust
5.400% due 06/25/2046		628	629
5.400% due 07/25/2046		3,897	3,899
5.400% due 11/25/2046		9,210	9,215
5.470% due 04/25/2037		11,900	11,919
Long Beach Mortgage Loan Trust
5.600% due 10/25/2034		1,428	1,430
Merrill Lynch Mortgage Investors, Inc.
5.370% due 05/25/2037		335	335
5.390% due 08/25/2036		7,156	7,157
5.390% due 07/25/2037		8,295	8,300
5.400% due 09/25/2037		8,483	8,488
Morgan Stanley Home Equity Loans
5.430% due 02/25/2036		5,700	5,704
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		2,794	2,795
Option One Mortgage Loan Trust
5.420% due 11/25/2035		31	31
Quest Trust
5.760% due 09/25/2034		17	17
Renaissance Home Equity Loan Trust
5.670% due 08/25/2032		1	1
5.820% due 12/25/2033		1,225	1,235
Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036		9,228	9,233
Residential Asset Securities Corp.
5.390% due 07/25/2036		2,155	2,156
5.400% due 10/25/2036		7,646	7,652
5.410% due 01/25/2036		79	79
5.820% due 07/25/2032		20	20
SACO I, Inc.
5.380% due 05/25/2036		1,105	1,106
Saxon Asset Securities Trust
5.380% due 11/25/2036		9,659	9,662
5.840% due 08/25/2032		3	3
SBI HELOC Trust
5.490% due 08/25/2036		7,511	7,519
Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036		370	371
SLM Student Loan Trust
3.800% due 12/15/2038		2,700	2,617
5.325% due 10/25/2012		4,714	4,717
5.345% due 07/25/2017		600	601
Soundview Home Equity Loan Trust
5.380% due 06/25/2036		52	52
5.420% due 12/25/2035		78	78
Structured Asset Investment Loan Trust
5.410% due 01/25/2036		3,672	3,675
Structured Asset Securities Corp.
5.720% due 05/25/2034		10	10
Wells Fargo Home Equity Trust
5.440% due 12/25/2035		5,783	5,787
5.550% due 10/25/2035		8,356	8,364
5.560% due 11/25/2035		12,000	12,024

			206,374

Bank Loan Obligations 0.5%
Ford Motor Co.
8.360% due 11/29/2013		1,095	1,100
Georgia-Pacific Corp.
7.110% due 12/20/2012		2,962	2,973
HCA, Inc.
7.600% due 11/14/2013		4,090	4,112
MGM Mirage
6.505% due 10/03/2011		200	198
6.531% due 10/03/2011		200	198
6.555% due 10/03/2011		600	595
Reynolds American, Inc.
6.875% due 05/11/2012		2,903	2,925
6.875% due 05/31/2012		74	75

			12,176

Corporate Bonds & Notes 13.8%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	996
American Express Centurion Bank
5.320% due 05/07/2008		6,500	6,501
American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,670
6.250% due 03/15/2037		$1,200	1,138
Amgen, Inc.
5.440% due 11/28/2008		6,200	6,204
AT&T, Inc.
5.570% due 11/14/2008		1,000	1,003
AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,605
Bank of America Corp.
5.366% due 11/06/2009		4,100	4,100
5.616% due 10/14/2016		1,600	1,609
Bank of America N.A.
5.360% due 12/18/2008		2,600	2,602
BellSouth Corp.
5.200% due 09/15/2014		1,400	1,345
5.460% due 08/15/2008		3,900	3,904
Boston Scientific Corp.
5.450% due 06/15/2014		1,100	1,037
6.400% due 06/15/2016		2,700	2,627
Caesars Entertainment, Inc.
8.875% due 09/15/2008		300	309
CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700	1,703
Charter One Bank N.A.
5.405% due 04/24/2009		9,000	9,012
CIT Group, Inc.
5.470% due 06/08/2009		7,500	7,477
5.570% due 05/23/2008		3,500	3,504
Citigroup, Inc.
5.400% due 12/26/2008		5,200	5,204
CMS Energy Corp.
7.500% due 01/15/2009		2,700	2,782
9.875% due 10/15/2007		400	406
CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,008
Comcast Corp.
5.656% due 07/14/2009		7,600	7,604
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		7,300	7,305
Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,761
CVS Caremark Corp.
5.660% due 06/01/2010		5,900	5,906
5.750% due 08/15/2011		700	701
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		700	687
5.710% due 03/13/2009		5,800	5,813
5.750% due 09/08/2011		1,100	1,103
5.840% due 09/10/2007		1,900	1,902
Dominion Resources, Inc.
5.660% due 09/28/2007		700	700
East Lane Re Ltd.
12.355% due 05/06/2011		1,600	1,608
EchoStar DBS Corp.
6.375% due 10/01/2011		800	786
Exelon Corp.
4.900% due 06/15/2015		2,300	2,120
Ford Motor Credit Co.
5.625% due 10/01/2008		6,000	5,924
6.625% due 06/16/2008		1,000	1,000
7.250% due 10/25/2011		2,100	2,023
7.800% due 06/01/2012		100	98
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,900	1,995
General Electric Capital Corp.
5.355% due 10/24/2008		3,200	3,202
5.385% due 10/26/2009		5,400	5,404
5.400% due 12/12/2008		2,500	2,503
5.460% due 06/15/2009		3,300	3,309
GMAC LLC
6.000% due 12/15/2011		3,900	3,711
6.610% due 05/15/2009		1,100	1,101
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (i)	CAD	4,800	4,399
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		$2,400	2,404
Health Care Property Investors, Inc.
5.950% due 09/15/2011		700	702
HJ Heinz Co.
6.428% due 12/01/2008		3,100	3,132
HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,717
Home Depot, Inc.
5.485% due 12/16/2009		5,700	5,694
HSBC Finance Corp.
6.538% due 11/13/2007		2,500	2,510
International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,377
JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,324
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,826
5.370% due 05/07/2010		$12,000	12,008
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		6,300	6,007
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		3,000	2,898
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		8,000	8,106
Lennar Corp.
5.950% due 10/17/2011		700	691
Loews Corp.
5.250% due 03/15/2016		800	768
Mandalay Resort Group
9.500% due 08/01/2008		700	725
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,856
Masco Corp.
5.875% due 07/15/2012		700	695
May Department Stores Co.
4.800% due 07/15/2009		700	687
Maytag Corp.
5.000% due 05/15/2015		2,200	2,031
Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,073
Merrill Lynch & Co., Inc.
5.395% due 10/23/2008		4,300	4,306
5.450% due 08/14/2009		1,000	1,001
Metropolitan Life Global Funding I
5.400% due 05/17/2010		6,000	6,004
Mizuho JGB Investment LLC
9.870% due 12/31/2049		2,800	2,930
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		2,800	2,883
Morgan Stanley
5.360% due 11/21/2008		3,100	3,100
5.406% due 05/07/2009		6,000	6,003
5.484% due 01/18/2008		900	901
5.809% due 10/18/2016		2,200	2,202
NiSource Finance Corp.
5.400% due 07/15/2014		800	770
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400	402
Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,876
Raychem Corp.
7.200% due 10/15/2008		200	204
Residential Capital LLC
6.460% due 05/22/2009		3,300	3,286
Sara Lee Corp.
6.250% due 09/15/2011		1,600	1,629
SB Treasury Co. LLC
9.400% due 12/29/2049		5,100	5,277
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,269
Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,162
State Street Capital Trust IV
6.355% due 06/15/2037		5,900	5,943
Time Warner, Inc.
5.590% due 11/13/2009		8,500	8,513
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500	3,647
Toyota Motor Credit Corp.
5.330% due 10/12/2007		6,800	6,802
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	503
6.636% due 04/15/2008		1,000	994
U.S. Bancorp
5.350% due 04/28/2009		4,300	4,303
Viacom, Inc.
5.750% due 04/30/2011		2,800	2,798
Wachovia Bank N.A.
5.320% due 10/03/2008		9,800	9,804
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		5,600	5,599
Westpac Banking Corp.
5.280% due 06/06/2008		5,400	5,401
Wyeth
6.950% due 03/15/2011		1,900	1,990
Xerox Corp.
9.750% due 01/15/2009		2,400	2,540

			317,684

Mortgage-Backed Securities 7.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,434	1,407
5.470% due 09/25/2035		600	601
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,172	3,108
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		8,725	8,583
Bear Stearns Alt-A Trust
5.818% due 11/25/2036		4,035	4,031
5.824% due 11/25/2036		7,286	7,297
5.959% due 02/25/2036		8,584	8,611
Bear Stearns Commercial Mortgage Securities
5.430% due 03/15/2019		186	186
Bella Vista Mortgage Trust
5.570% due 05/20/2045		121	121
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		1,456	1,458
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		11,800	11,327
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		12,412	12,245
Commercial Mortgage Pass-Through Certificates
5.540% due 02/05/2019		300	301
6.455% due 05/15/2032		3,750	3,776
Countrywide Alternative Loan Trust
5.530% due 05/25/2035		1,890	1,892
5.530% due 03/20/2046		209	209
5.600% due 02/25/2037		155	156
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		2,524	2,507
5.610% due 04/25/2035		365	366
5.640% due 03/25/2035		3,230	3,241
5.650% due 02/25/2035		248	249
5.660% due 02/25/2035		376	378
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		11,200	10,744
CS First Boston Mortgage Securities Corp.
3.006% due 03/15/2036		133	132
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.420% due 10/25/2036		5,268	5,272
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		2,503	2,499
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,043	2,022
Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045		1,193	1,194
5.590% due 11/25/2045		247	247
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		200	200
6.620% due 10/18/2030		4,157	4,186
GSR Mortgage Loan Trust
4.538% due 09/25/2035		1,083	1,068
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		4,487	4,493
5.510% due 01/19/2038		9,702	9,719
5.540% due 05/19/2035		2,175	2,178
5.560% due 03/19/2037		183	183
5.690% due 02/19/2034		25	25
Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046		29	29
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		297	295
MASTR Asset Securitization Trust
5.500% due 11/25/2017		485	479
Mellon Residential Funding Corp.
5.760% due 12/15/2030		23	23
Merrill Lynch Mortgage Trust
3.585% due 10/12/2041		258	253
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		623	617
Residential Accredit Loans, Inc.
5.530% due 04/25/2046		232	232
Structured Adjustable Rate Mortgage Loan Trust
6.429% due 01/25/2035		115	116
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036		6,961	6,975
5.550% due 05/25/2045		1,434	1,435
5.630% due 12/25/2035		103	104
Thornburg Mortgage Securities Trust
5.440% due 08/25/2036		5,851	5,849
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		7,928	7,932
Washington Mutual, Inc.
5.550% due 04/25/2045		3,531	3,538
5.580% due 11/25/2045		717	719
5.590% due 12/25/2045		2,555	2,565
5.630% due 01/25/2045		685	686
5.640% due 01/25/2045		495	496
5.724% due 07/25/2046		1,931	1,939
5.724% due 10/25/2046		4,027	4,043
5.860% due 12/25/2027		301	301
6.009% due 06/25/2046		5,180	5,214
6.029% due 02/25/2046		176	176
6.223% due 05/25/2041		98	98
6.429% due 06/25/2042		614	613
6.429% due 08/25/2042		16	16
Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035		3,799	3,780
4.950% due 03/25/2036		6,878	6,787
5.254% due 04/25/2036		2,690	2,688

			174,210

Municipal Bonds & Notes 0.1%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.224% due 01/01/2014		630	639
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		960	948
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013		330	325

			1,912

		Shares
Preferred Stocks 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		3,200	3,224

		Principal Amount (000s)
Commodity Index-Linked Notes 0.3%
Morgan Stanley
0.000% due 07/07/2008		$7,000	6,960

U.S. Government Agencies 63.6%
Fannie Mae
4.579% due 11/01/2034		6,501	6,447
4.946% due 12/01/2034		289	286
5.000% due 11/25/2032		4,000	3,652
5.440% due 03/25/2034		50	50
5.470% due 08/25/2034		55	55
5.500% due 05/25/2027 - 08/01/2037		722,646	697,539
5.570% due 06/25/2044		29	29
5.720% due 06/25/2029		43	44
6.000% due 06/01/2031 - 07/25/2044		661,547	654,524
6.500% due 09/01/2036 - 06/25/2044		69,794	70,464
Freddie Mac
4.370% due 09/01/2035		399	394
4.500% due 07/15/2018		3,194	3,110
5.000% due 11/15/2021 - 12/15/2031		14,080	13,812
5.580% due 08/25/2031		88	89
5.670% due 12/15/2030		630	632
5.770% due 12/15/2031		200	202
Ginnie Mae
6.000% due 08/20/2034		4,147	3,951
Small Business Administration
4.625% due 02/01/2025		1,039	976
4.754% due 08/10/2014		80	76
5.110% due 04/01/2025		2,162	2,103

			1,458,435

U.S. Treasury Obligations 2.0%
U.S. Treasury Bonds
4.500% due 02/15/2036		3,600	3,261
4.750% due 02/15/2037		3,600	3,345
U.S. Treasury Notes
4.625% due 02/29/2012		2,500	2,469
4.750% due 05/15/2014		25,270	24,962
4.875% due 01/31/2009		11,000	10,989
4.875% due 08/15/2016		200	197

			45,223

Total United States (Cost $2,236,210)			2,226,198

SHORT-TERM INSTRUMENTS 11.1%
Certificates of Deposit 6.1%
Barclays Bank PLC
5.281% due 03/17/2008		16,600	16,602
Countrywide Funding Corp.
5.350% due 08/16/2007		8,100	8,099
Dexia S.A.
5.270% due 09/29/2008		10,800	10,803
Fortis Bank NY
5.265% due 04/28/2008		5,300	5,303
5.300% due 09/30/2008		900	900
Nordea Bank Finland PLC
5.282% due 12/01/2008		11,800	11,802
5.308% due 05/28/2008		8,000	8,005
5.308% due 04/09/2009		15,400	15,408
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		19,200	19,199
Skandinav Enskilda BK
5.300% due 02/04/2008		5,500	5,508
5.330% due 08/21/2008		6,400	6,400
Societe Generale NY
5.270% due 03/26/2008		23,300	23,301
Unicredito Italiano NY
5.338% due 12/13/2007		3,900	3,902
5.360% due 12/03/2007		3,500	3,501
5.360% due 05/29/2008		2,600	2,601

			141,334

Commercial Paper 3.5%
Freddie Mac
4.800% due 07/02/2007		54,000	54,000
Rabobank USA Financial Corp.
5.330% due 07/26/2007		2,800	2,800
Unicredito Italiano SpA
5.185% due 01/22/2008		23,300	22,791

			79,591

Tri-Party Repurchase Agreements 0.0%
State Street Bank and Trust Co.
4.900% due 07/02/2007		494	494

(Dated 06/29/2007. Collateralized by Freddie Mac 5.000% due 06/11/2009 valued at $506. Repurchase proceeds are $494.)
U.S. Treasury Bills 1.5%
4.607% due 08/30/2007 - 09/13/2007 (a)(b)(c)(e)		34,510	34,153

Total Short-Term Instruments (Cost $255,562)			255,572

Purchased Options (g) 0.8% (Cost $27,936)			17,435
Total Investments (d) 166.9% (Cost $3,883,406)			$3,830,206
Written Options (h) (0.2%) (Premiums $13,604)			(4,377)
Other Assets and Liabilities (Net) (66.7%)			(1,531,446)

Net Assets 100.0%			$2,294,383

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $5,443 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) Securities with an aggregate market value of $2,180 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $63,647 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $22,206 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2008	1,256	$(68)
90-Day Eurodollar December Futures	Long	12/2007	45	(60)
90-Day Eurodollar June Futures	Long	06/2008	1,418	(1,553)
90-Day Eurodollar June Futures	Long	06/2009	222	(107)
90-Day Eurodollar March Futures	Long	03/2008	5,774	(616)
90-Day Eurodollar March Futures	Long	03/2009	236	(102)
90-Day Eurodollar September Futures	Long	09/2007	45	(45)
90-Day Eurodollar September Futures	Long	09/2008	1,750	722
90-Day Euroyen December Futures	Long	12/2007	1,561	(362)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	2,120	(326)
Euro-Bobl 5-Year Note September Futures Put Options Strike @ EUR 103.250	Long	09/2007	1,938	(13)
Euro-Bobl 5-Year Note September Futures Put Options Strike @ EUR 104.250	Long	09/2007	1,756	47
Euro-Bund 10-Year Note September Futures	Long	09/2007	3,941	(2,824)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 104.000	Long	09/2007	139	0
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	4,010	53
Japan Government 10-Year Bond September Futures	Long	09/2007	247	(822)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	1,987	(1,719)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	21	22
United Kingdom 10-Year Note September Futures	Short	09/2007	262	26
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	560	(1,120)

				$(8,867)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	9,500	$(12)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		3,900	1
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		4,400	(1)
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012		1,700	(6)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%)	06/20/2012		1,800	0
Deutsche Bank AG	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012		1,500	1
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012		1,800	5
Deutsche Bank AG	Wolters Kluwer NV 5.125% due 01/27/2014	Buy	(0.330%)	06/20/2012		1,500	2
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		13,800	(22)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012		1,800	0
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012		1,800	(8)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012		1,300	0
Goldman Sachs & Co.	WPP Group PLC 6.000% due 06/18/2008	Buy	(0.260%)	06/20/2012		1,500	(2)
Goldman Sachs & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		1,500	(1)
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		1,600	(1)
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		8,800	(13)
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012		1,600	(1)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	619,000	25
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008		$7,000	(3)
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009		700	1
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%)	06/20/2012		500	(3)
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%)	06/20/2012		500	1
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%)	06/20/2012		600	(3)
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		1,100	5
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017		2,000	(3)
Bank of America	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		37,200	231
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%)	06/20/2017		1,100	43
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%)	06/20/2017		900	35
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%)	11/11/2051		4,000	775
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012		2,400	(1)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012		500	0
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%)	06/20/2012		2,200	8
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012		1,500	5
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		700	(3)
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%)	06/20/2012		1,000	(3)
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%)	06/20/2012		2,700	1
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		2,900	32
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%)	06/20/2017		900	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010		700	(6)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		2,000	(7)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		800	0
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012		1,000	2
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012		2,000	(2)
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	09/20/2014		800	(5)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%)	06/20/2015		2,200	14
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	03/20/2016		800	(5)
Citibank N.A.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.330%)	09/20/2011		1,600	(1)
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		1,100	(6)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		1,600	(26)
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016		1,600	4
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%)	06/20/2017		1,800	(8)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008		1,800	(2)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		900	(4)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%)	09/20/2013		2,300	(2)
Credit Suisse First Boston	International Paper Co. 5.850% due 10/30/2012	Buy	(0.670%)	06/20/2017		2,900	11
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		3,300	(2)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008		6,900	(3)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		9,500	(3)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010		2,600	(1)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%)	12/20/2011		700	6
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%)	06/20/2012		2,300	(15)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		800	(4)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014		1,000	(5)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%)	06/20/2014		1,100	20
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		1,000	8
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		7,800	9
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010		500	10
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012		2,300	2
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		100,200	(226)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%)	06/20/2012		2,300	6
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%)	06/20/2012		3,000	(13)
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%)	06/20/2012		3,900	(11)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012		1,400	(108)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		162,000	1,737
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%)	06/20/2017		1,100	30
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		465,300	1,570
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%)	06/20/2017		1,100	29
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%)	06/20/2017		2,700	(3)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		6,700	6
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		5,800	26
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%)	03/20/2011		3,000	(12)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%	08/20/2011		4,200	119
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	08/20/2011		7,600	241
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011		700	(8)
JPMorgan Chase & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.270%)	06/20/2012		1,100	(3)
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		1,900	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		75,800	149
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010		2,200	5
Lehman Brothers, Inc.	Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%)	03/20/2011		2,600	5
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%)	03/20/2011		2,100	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		25,700	748
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011		11,700	374
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		5,300	173
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		1,400	(6)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	03/20/2015		2,200	6
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		16,400	166
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017		2,900	1
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.130%)	01/20/2009		2,700	1
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		1,984	15
Merrill Lynch & Co., Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%)	03/20/2012		3,700	11
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012		1,500	3
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%)	06/20/2012		2,100	(2)
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%)	06/20/2015		2,300	7
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Buy	0.245%	06/20/2008		500	0
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		9,920	74
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010		100	(6)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%)	03/20/2011		1,700	(3)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011		700	(9)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		11,200	371
Morgan Stanley	Nucor Corp. 4.875% due 10/01/2012	Buy	(0.150%)	06/20/2012		2,300	4
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%)	06/20/2012		2,000	1
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012		700	1
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		4,900	53
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%)	06/20/2017		1,100	(2)
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	06/20/2009		2,000	(8)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	03/20/2016		1,900	3
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011		700	(1)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011		1,100	(15)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011		2,900	(29)
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%)	03/20/2012		2,900	5
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		2,200	25
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		10,000	2
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	06/20/2016		4,200	39
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		10,600	115
UBS Warburg LLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Sell	(1.060%)	06/20/2017		2,700	19
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.560%)	06/20/2017		4,900	213
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012		900	(7)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012		1,400	(11)

							$6,942

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	117,500	$(301)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	12/15/2010		60,000	(2,374)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	2,458
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		85,920	(208)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		174,900	22
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		27,900	(710)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,800	708
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		26,600	(688)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,300	696
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		23,500	(12)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		23,500	(15)
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017	CAD	51,400	(405)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		3,000	(15)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		26,400	(2)
Royal Bank of Scotland Group PLC	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		18,800	(103)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(15)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	220
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,700	(138)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		1,000	(11)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	131
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		3,300	(39)
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	97
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.500%	06/18/2034		37,200	(737)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		8,900	(186)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		177,000	3,414
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		8,300	(57)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		18,700	(72)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		39,900	(181)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		131,300	8,186
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		6,000	(432)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		20,300	(375)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(27)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		6,100	(65)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		8,600	413
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,300	(15)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		109,800	6,749
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(3,278)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		44,000	2,175
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		15,900	(1,606)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(14)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		200	7
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,400	704
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		132,800	11,790
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		50,100	(4,161)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(37)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	262
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	1,600	(204)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	141
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		7,100	(946)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,900	(298)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,700	(24)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(472)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		31,500	782
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,900	(118)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		24,600	(78)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		16,000	(2,072)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		11,700	2,205
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(2,195)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		4,800	(876)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		4,300	(575)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,800	571
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,000	(1,172)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	(929)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		33,200	(1,277)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		39,100	(214)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,400	353
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		107,300	(407)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	4
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		14,200	(1,289)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		7,200	354
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	3,330,000	(263)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		45,250,000	24
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,200,000	(383)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		13,800,000	538
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		2,370,000	(148)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		17,900,000	(322)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,000,000	463
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,280,000	(205)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,170,000	1,004
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		24,860,000	(1,513)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	(30)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		26,450,000	(493)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(565)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		10,060,000	543
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	13
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,110,000	(64)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		9,990,000	(155)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		93,790,000	(1,877)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		15,100,000	848
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(6)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		5,640,000	522
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		3,970,000	(171)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		1,700,000	(100)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		940,000	(244)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	26,000	44
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		45,000	227
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		29,000	134
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		99,500	(115)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	65
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		36,000	60
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2022		$13,000	454
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,800	(24)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		13,800	488
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	(202)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		313,600	(1,475)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		41,100	(58)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		3,200	113
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		49,900	(312)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		18,400	227
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		11,600	409
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		124,800	4,414
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		23,200	(182)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		232,700	(1,777)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		4,200	69
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(258)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		55,100	(170)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		210,100	(1,526)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	7

							$11,045

Interest Rate Cap Swaps

Counterparty	Floating Rate Index	Cap Rate	Pay/Receive Floating Rate	Fixed Rate/ Premium Amounts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Difference in Constant Maturity Swap 10-Year vs. 2-Year	0.288%	Pay	$231	12/07/2007	$18,500	$(24)
Goldman Sachs & Co.	Difference in Constant Maturity Swap 10-Year vs. 2-Year	0.288%	Pay	258	12/07/2007	22,000	52

							$28

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$109.000	08/24/2007	860	$16	$40
Call - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/24/2007	1,499	28	24
Call - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/24/2007	3,987	75	62
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	1,137	1,282	533
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	550	5	0

				$1,406	$659

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007	GBP	38,500	$198	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	09/14/2007		91,000	514	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		50,000	238	23
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		80,500	454	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		31,500	180	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		72,000	279	28
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.080%	08/13/2007	JPY	960,000	110	47
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.120%	08/13/2007		4,030,000	419	140
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.080%	08/13/2007		2,220,000	241	110
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$52,900	205	85
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	6.540%	08/24/2007		114,900	81	3
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	226
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		30,200	168	37
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		79,800	295	157
Call - OTC 2- Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		182,100	963	225
Call - OTC 2- Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		338,900	1,680	544
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		786,500	4,957	971
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		259,900	1,027	511

								$13,199	$3,107

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Put - OTC Euro versus U.S. dollar		$1.243	07/05/2007	EUR	370,000	$50	$5
Call - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,400	584	653
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		19,400	584	487
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		10,400	317	314
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		10,400	317	295
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	269
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		5,000	240	211
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	192	206
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		4,100	193	187
Call - OTC U.S. dollar versus Japanese yen	JPY	127.450	07/05/2007		$350,000	25	2
Call - OTC U.S. dollar versus Japanese yen		116.000	12/05/2007		22,300	224	1,010
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	1,462
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	234
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		19,900	241	412
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,432	1,887
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,288	436
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	419
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,300	300	217
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	2,082
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		80,500	2,119	2,194
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	455
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	151

						$13,139	$13,588

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 07/01/2037	$89.125	07/05/2007	$80,000	$9	$0
Put - OTC Fannie Mae 5.500% due 07/01/2037	89.313	07/05/2007	64,000	7	0
Put - OTC Fannie Mae 5.500% due 09/01/2037	85.500	09/06/2007	164,000	19	9
Put - OTC Fannie Mae 5.500% due 09/01/2037	90.000	09/06/2007	230,600	27	19
Put - OTC Fannie Mae 6.000% due 09/01/2037	92.500	09/06/2007	708,300	83	48
Put - OTC Fannie Mae 6.500% due 09/01/2037	94.000	09/06/2007	57,000	7	3
Call - OTC Fannie Mae 5.000% due 09/01/2037	102.438	09/06/2007	244,000	29	2
Put - OTC Fannie Mae 5.500% due 07/01/2037	89.500	07/05/2007	95,000	11	0

				$192	$81

(h) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.500	08/24/2007	1,722	$532	$700
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	791	220	210
Put - CBOT U.S. Treasury 10-Year Note September Futures	100.000	08/24/2007	1,149	108	18

				$860	$928

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007	GBP	11,000	$202	$0
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		26,000	518	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		12,500	235	10
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		23,000	463	0
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		9,000	180	0
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		18,000	272	15
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$118,000	481	252
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	206	82
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	260
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,900	168	48
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		34,700	301	175
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		79,200	944	242
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		149,200	1,790	534
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		323,100	4,491	987
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		108,900	992	548

								$12,396	$3,153

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	2.020	07/27/2007	$38,500	$208	$125

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 08/01/2037	$98.984	07/19/2007	$65,000	$140	$171

(i) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$4,343	$4,399	0.19%

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	5.000%	07/01/2037	$244,000	$233,204	$228,636
Fannie Mae	6.000%	07/01/2037	61,000	60,180	60,342
U.S. Treasury Bonds	4.750%	02/15/2037	3,600	3,498	3,410
U.S. Treasury Bonds	6.250%	08/15/2023	1,900	2,071	2,158
U.S. Treasury Notes	3.000%	02/15/2009	100	97	98
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,141	5,223
U.S. Treasury Notes	4.250%	11/15/2013	31,850	30,640	30,864
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,888	1,924
U.S. Treasury Notes	4.500%	02/15/2016	48,000	45,741	47,192
U.S. Treasury Notes	4.625%	11/15/2016	65,600	63,826	64,050
U.S. Treasury Notes	4.625%	02/15/2017	42,400	40,782	41,893
U.S. Treasury Notes	4.875%	08/15/2016	239,300	235,082	241,402
U.S. Treasury Notes	5.125%	05/15/2016	32,000	31,840	32,475

				$753,990	$759,667

(2)	Market value includes $7,790 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	65,180	07/2007	$84	$0	$84
Buy	BRL	29,726	07/2007	360	0	360
Sell		29,726	07/2007	170	0	170
Buy		49,535	10/2007	1,296	(14)	1,282
Sell		18,793	10/2007	0	(3)	(3)
Buy		44,019	03/2008	425	(189)	236
Sell	CAD	573	07/2007	3	0	3
Buy		22,348	08/2007	93	0	93
Buy	CLP	479,200	03/2008	0	(3)	(3)
Buy	CNY	90,741	08/2007	230	0	230
Buy		225,538	09/2007	286	0	286
Buy		105,305	11/2007	21	0	21
Buy		223,948	01/2008	0	(205)	(205)
Sell		21,966	01/2008	0	(3)	(3)
Buy		250,607	03/2008	0	(291)	(291)
Buy	DKK	49,697	09/2007	30	0	30
Buy	EUR	588,127	07/2007	7,695	0	7,695
Buy	GBP	73,704	08/2007	731	0	731
Buy	INR	1,312	10/2007	0	0	0
Buy		5,506	11/2007	0	(1)	(1)
Buy	JPY	65,328,716	07/2007	3	(7,399)	(7,396)
Sell		3,192,518	07/2007	108	(26)	82
Buy	KRW	5,046,108	07/2007	11	0	11
Buy		7,676,078	08/2007	25	(1)	24
Buy	MXN	225,120	03/2008	549	(5)	544
Sell		153,483	03/2008	0	(244)	(244)
Buy	MYR	94,948	09/2007	40	0	40
Buy		29,653	05/2008	0	(212)	(212)
Buy	NOK	37,909	09/2007	110	0	110
Buy	NZD	20,655	07/2007	488	0	488
Sell		118,773	07/2007	0	(1,440)	(1,440)
Buy	PLN	390	09/2007	5	0	5
Buy	RUB	1,195,204	01/2008	805	0	805
Buy	SEK	149,662	09/2007	262	0	262
Buy	SGD	482	07/2007	0	(3)	(3)
Buy		3,682	08/2007	0	(42)	(42)
Buy		219	09/2007	0	(1)	(1)
Buy	TWD	93,777	07/2007	25	0	25
Sell		93,777	07/2007	8	0	8
Buy		93,777	08/2007	0	(10)	(10)
Buy	ZAR	8,983	09/2007	26	0	26

				$13,889	$(10,092)	$3,797

See accompanying notes

Schedule of Investments

Fundamental IndexPLUSTM Fund

June 30, 2007 (Unaudited)

		Principal Amount (000s	)	Value (000s	)
BANK LOAN OBLIGATIONS 1.4%
Allied Waste North America, Inc.
5.320% due 01/15/2012		$458		$460
7.060% due 03/28/2014		415		416
7.110% due 03/28/2014		223		224
7.140% due 03/28/2014		152		153
7.150% due 03/28/2014		166		166
Goodyear Tire & Rubber Co.
7.100% due 04/20/2014		1,000		996
HCA, Inc.
7.600% due 11/14/2013		1,795		1,805
Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012		600		602
OAO Rosneft Oil Co.
6.000% due 09/16/2007		1,800		1,803
SLM Corp.
6.000% due 06/30/2008		1,100		1,095

Total Bank Loan Obligations (Cost $7,710)				7,720

CORPORATE BONDS & NOTES 29.9%
Banking & Finance 21.4%
Ajax Re Ltd.
11.610% due 05/08/2009		2,500		2,506
Allstate Life Global Funding Trusts
5.400% due 03/23/2009		500		501
American Express Centurion Bank
5.320% due 05/07/2008		700		700
5.380% due 04/17/2009		900		900
American Express Credit Corp.
5.340% due 12/12/2007		100		100
5.380% due 03/02/2009		10		10
5.380% due 11/09/2009		800		801
American Honda Finance Corp.
5.420% due 03/09/2009		400		401
American International Group, Inc.
5.360% due 06/23/2008		2,400		2,401
5.370% due 06/16/2009		800		803
ANZ National International Ltd.
5.396% due 08/07/2009		700		700
Bank of America Corp.
5.366% due 11/06/2009		400		400
5.370% due 06/19/2009		1,300		1,302
5.450% due 09/18/2009		300		300
Bank of America N.A.
5.360% due 02/27/2009		1,000		1,001
Bank of Ireland
5.370% due 12/19/2008		1,400		1,402
Bank of Scotland
5.860% due 11/22/2012		4,100		4,108
Bear Stearns Cos., Inc.
5.450% due 03/30/2009		800		801
5.480% due 05/18/2010		2,900		2,898
5.505% due 04/29/2008		500		501
5.655% due 01/30/2009		800		802
Caterpillar Financial Services Corp.
5.430% due 03/10/2009		1,200		1,201
CIT Group, Inc.
5.000% due 11/24/2008		100		99
5.430% due 08/24/2007		100		100
5.505% due 01/30/2009		100		100
5.570% due 05/23/2008		800		801
Citigroup Funding, Inc.
5.320% due 04/23/2009		700		700
5.350% due 12/08/2008		200		200
5.360% due 06/26/2009		700		700
Citigroup, Inc.
5.390% due 12/28/2009		2,700		2,702
5.395% due 01/30/2009		1,100		1,101
5.400% due 12/26/2008		2,700		2,702
5.500% due 06/09/2009		200		201
Credit Agricole S.A.
5.360% due 05/28/2009		900		900
5.410% due 05/28/2010		1,000		1,001
DnB NORBank ASA
5.402% due 02/25/2008		1,100		1,095
5.425% due 10/13/2009		800		800
East Lane Re Ltd.
11.355% due 05/06/2011		1,900		1,894
Export-Import Bank of Korea
5.570% due 10/04/2011		1,000		1,001
Ford Motor Credit Co.
5.625% due 10/01/2008		2,800		2,765
5.800% due 01/12/2009		500		490
6.190% due 09/28/2007		300		300
6.625% due 06/16/2008		100		100
Foundation Re II Ltd.
12.110% due 11/26/2010		1,000		1,004
General Electric Capital Corp.
5.385% due 10/26/2009		900		901
5.390% due 03/12/2010		2,500		2,503
5.428% due 01/20/2010		2,700		2,706
General Motors Acceptance Corp.
6.510% due 09/23/2008		400		400
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		400		400
5.410% due 03/30/2009		1,500		1,501
5.440% due 11/16/2009		2,200		2,203
5.447% due 11/10/2008		600		601
5.450% due 12/22/2008		1,000		1,001
5.475% due 10/05/2007		100		100
5.685% due 07/23/2009		200		201
HBOS Treasury Services PLC
5.397% due 07/17/2009		500		501
HSBC Finance Corp.
5.415% due 10/21/2009		600		600
5.440% due 03/12/2010		2,600		2,600
5.490% due 09/15/2008		600		601
6.538% due 11/13/2007		500		502
ICICI Bank Ltd.
5.895% due 01/12/2010		1,400		1,403
International Lease Finance Corp.
5.580% due 05/24/2010		1,200		1,204
John Deere Capital Corp.
5.406% due 04/15/2008		200		200
5.406% due 07/15/2008		200		200
JPMorgan Chase & Co.
5.370% due 06/26/2009		600		601
5.410% due 12/22/2008		1,500		1,502
5.410% due 06/26/2009		2,500		2,504
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008		100		100
5.440% due 04/03/2009		800		801
5.445% due 10/22/2008		500		501
5.445% due 01/23/2009		600		601
5.460% due 11/16/2009		3,000		3,003
5.579% due 07/18/2011		200		200
MBNA Corp.
5.786% due 05/05/2008		1,000		1,004
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008		800		800
5.395% due 10/23/2008		300		300
5.406% due 05/08/2009		600		600
5.440% due 12/04/2009		1,000		1,001
5.450% due 08/14/2009		1,300		1,301
5.460% due 06/16/2008		1,200		1,201
Metropolitan Life Global Funding I
5.400% due 05/17/2010		1,800		1,801
Morgan Stanley
5.360% due 11/21/2008		700		700
5.406% due 05/07/2009		2,900		2,902
5.467% due 02/09/2009		100		100
5.595% due 01/22/2009		1,200		1,201
5.609% due 01/18/2011		200		200
Mystic Re Ltd.
11.660% due 12/05/2008		1,200		1,193
National Australia Bank Ltd.
5.400% due 09/11/2009		300		300
Osiris Capital PLC
8.206% due 01/15/2010		1,400		1,407
Pricoa Global Funding I
5.435% due 01/25/2008		400		400
5.440% due 06/03/2008		700		701
Residential Capital LLC
6.460% due 05/22/2009		1,100		1,095
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		200		200
5.405% due 07/21/2008		300		300
Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007		800		800
5.370% due 11/20/2008		300		300
5.420% due 09/19/2008		3,100		3,103
SLM Corp.
5.495% due 07/27/2009		450		439
5.565% due 07/25/2008		1,200		1,192
U.S. Bank N.A.
5.280% due 03/31/2008		4,700		4,701
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		200		200
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		400		401
Wachovia Bank N.A.
5.400% due 03/23/2009		400		400
Wachovia Corp.
5.405% due 10/28/2008		2,100		2,103
Wells Fargo & Co.
5.400% due 03/10/2008		800		801
5.460% due 09/15/2009		600		602
Westpac Banking Corp.
5.280% due 06/06/2008		600		600
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		2,300		2,334
World Savings Bank FSB
5.320% due 05/08/2008		900		900
5.396% due 05/08/2009		1,100		1,101

				114,120

Industrials 5.6%
Amgen, Inc.
5.440% due 11/28/2008		1,900		1,901
Anadarko Petroleum Corp.
5.760% due 09/15/2009		1,300		1,302
BP AMI Leasing, Inc.
5.370% due 06/26/2009		1,800		1,801
Comcast Corp.
5.656% due 07/14/2009		400		400
Constellation Brands, Inc.
8.000% due 02/15/2008		1,300		1,313
CSC Holdings, Inc.
7.250% due 07/15/2008		800		808
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		700		701
5.790% due 03/13/2009		300		301
5.805% due 08/03/2009		200		201
5.840% due 09/10/2007		600		600
Diageo Capital PLC
5.457% due 11/10/2008		500		500
El Paso Corp.
6.500% due 06/01/2008		400		404
7.625% due 08/16/2007		100		101
7.625% due 09/01/2008		300		306
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		900		945
General Mills, Inc.
5.485% due 01/22/2010		800		800
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		900		914
Home Depot, Inc.
5.485% due 12/16/2009		900		899
Hospira, Inc.
5.840% due 03/30/2010		1,200		1,204
Mandalay Resort Group
6.500% due 07/31/2009		800		804
9.500% due 08/01/2008		1,335		1,382
10.250% due 08/01/2007		1,800		1,807
Mirage Resorts, Inc.
6.750% due 02/01/2008		100		101
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		10		11
Pemex Project Funding Master Trust
5.960% due 12/03/2012		200		203
7.375% due 12/15/2014		100		109
Reynolds American, Inc.
6.060% due 06/15/2011		200		201
Safeway, Inc.
5.710% due 03/27/2009		700		701
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		600		662
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		600		600
Time Warner, Inc.
5.590% due 11/13/2009		5,100		5,108
Transcontinental Gas Pipe Line Corp.
6.636% due 04/15/2008		200		199
Transocean, Inc.
5.560% due 09/05/2008		300		300
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		2,000		2,000
Xerox Corp.
9.750% due 01/15/2009		100		106

				29,695

Utilities 2.9%
America Movil SAB de C.V.
5.460% due 06/27/2008		1,200		1,200
AT&T, Inc.
5.456% due 02/05/2010		500		501
5.570% due 11/14/2008		780		783
BellSouth Corp.
5.485% due 11/15/2007		2,300		2,301
CMS Energy Corp.
7.500% due 01/15/2009		300		309
9.875% due 10/15/2007		200		203
Dominion Resources, Inc.
5.540% due 11/14/2008		2,000		2,003
5.660% due 09/28/2007		2,900		2,901
Entergy Gulf States, Inc.
6.110% due 12/08/2008		200		201
Florida Power Corp.
5.760% due 11/14/2008		100		100
NiSource Finance Corp.
5.930% due 11/23/2009		200		200
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,300		1,306
Qwest Corp.
5.625% due 11/15/2008		1,300		1,302
Sierra Pacific Power Co.
8.000% due 06/01/2008		400		409
Southern California Edison Co.
5.455% due 02/02/2009		700		701
Telecom Italia Capital S.A.
5.836% due 02/01/2011		500		502
5.969% due 07/18/2011		400		403
Telefonica Emisones SAU
5.660% due 06/19/2009		400		401

				15,726

Total Corporate Bonds & Notes (Cost $159,406)				159,541

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley
0.000% due 07/07/2008		1,000		994

Total Commodity Index-Linked Notes (Cost $1,000)				994

U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
3.736% due 07/01/2034		35		36
4.368% due 11/01/2034		94		94
4.387% due 07/01/2034		48		48
4.400% due 10/01/2034		38		38
4.417% due 05/01/2035		103		103
4.480% due 07/01/2035		269		267
4.510% due 05/01/2035		110		110
4.520% due 09/01/2035		134		133
4.560% due 11/01/2035		201		200
4.614% due 09/01/2035		445		441
4.688% due 12/01/2033		112		111
4.990% due 06/01/2035		430		427
5.000% due 09/01/2020 - 05/01/2021		799		773
5.380% due 12/25/2036		543		542
5.420% due 01/25/2021		1,064		1,063
5.670% due 09/25/2042		154		155
5.720% due 05/25/2031		193		194
6.214% due 06/01/2043 - 07/01/2044		913		926
6.973% due 11/01/2035		48		50
Freddie Mac
4.367% due 09/01/2035		199		197
4.590% due 09/01/2035		261		259
4.706% due 06/01/2035		284		277
4.712% due 08/01/2035		386		381
5.000% due 04/15/2012 - 07/15/2024		2,946		2,935
5.470% due 07/15/2019 - 10/15/2020		17,200		17,185
5.550% due 07/15/2037		6,300		6,299
5.580% due 08/25/2031		52		52
5.670% due 12/15/2030		48		49
5.720% due 06/15/2018		31		31
6.000% due 07/01/2037		1,000		991
6.227% due 02/25/2045		131		130
Ginnie Mae
4.000% due 07/16/2027		8		8

Total U.S. Government Agencies (Cost $34,532)				34,505

MORTGAGE-BACKED SECURITIES 8.6%
Arkle Master Issuer PLC
5.300% due 11/19/2007		1,000		1,000
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		667		667
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		331		327
Bear Stearns Alt-A Trust
5.480% due 02/25/2034		852		853
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		1,566		1,567
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		190		190
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		73		73
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		304		300
5.480% due 02/25/2047		2,031		2,028
5.500% due 05/25/2047		644		646
5.600% due 02/25/2037		466		467
6.029% due 02/25/2036		1,746		1,757
Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 04/25/2035		65		65
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037		3,673		3,675
GMAC Mortgage Corp. Loan Trust
4.998% due 11/19/2035		71		71
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		782		782
5.400% due 01/25/2047		964		965
5.590% due 11/25/2045		35		35
GS Mortgage Securities Corp. II
5.420% due 06/06/2020		856		857
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		476		477
5.510% due 01/19/2038		617		618
5.540% due 05/19/2035		71		71
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		495		496
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		311		311
5.420% due 01/25/2037		403		403
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		66		66
Mellon Residential Funding Corp.
5.760% due 12/15/2030		390		391
Merrill Lynch Floating Trust
5.390% due 06/15/2022		2,757		2,761
Morgan Stanley Capital I
5.380% due 10/15/2020		571		572
Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037		1,834		1,834
5.600% due 02/25/2036		75		75
Structured Asset Securities Corp.
5.329% due 10/25/2035		369		368
5.370% due 05/25/2036		835		836
TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037		3,256		3,259
Thornburg Mortgage Securities Trust
5.430% due 04/25/2036		903		904
5.430% due 12/25/2036		1,703		1,703
5.440% due 08/25/2036		494		494
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020		1,400		1,400
5.410% due 09/15/2021		3,430		3,432
Washington Mutual, Inc.
5.510% due 04/25/2045		121		121
5.590% due 12/25/2045		44		44
5.610% due 10/25/2045		47		47
5.724% due 10/25/2046		549		551
5.724% due 12/25/2046		2,974		2,982
5.759% due 01/25/2047		442		442
5.960% due 12/25/2027		1,601		1,602
6.029% due 02/25/2046		3,281		3,287
6.223% due 05/25/2041		26		26
6.229% due 11/25/2042		129		129
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		170		168

Total Mortgage-Backed Securities (Cost $46,158)				46,195

ASSET-BACKED SECURITIES 24.0%
ACE Securities Corp.
5.370% due 12/25/2036		376		376
5.380% due 05/25/2036		170		170
5.380% due 10/25/2036		298		299
5.400% due 10/25/2036		146		146
5.430% due 10/25/2035		34		34
Argent Securities, Inc.
5.400% due 01/25/2036		109		109
Asset-Backed Funding Certificates
5.380% due 11/25/2036		640		641
5.380% due 01/25/2037		678		679
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		513		514
5.370% due 12/25/2036		928		928
5.595% due 09/25/2034		80		80
Bank One Issuance Trust
5.430% due 12/15/2010		6,600		6,611
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		924		924
5.400% due 10/25/2036		412		412
5.520% due 09/25/2034		11		11
Carrington Mortgage Loan Trust
5.370% due 01/25/2037		3,751		3,753
5.385% due 02/25/2036		64		64
5.470% due 09/25/2035		174		174
5.640% due 10/25/2035		1,550		1,555
Chase Credit Card Master Trust
5.430% due 02/15/2011		1,300		1,303
Chase Issuance Trust
5.310% due 07/15/2011		1,300		1,301
5.330% due 12/15/2010		3,000		3,003
5.330% due 02/15/2011		2,300		2,302
Citibank Credit Card Issuance Trust
5.526% due 02/07/2010		5,300		5,309
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036		747		747
5.380% due 01/25/2037		1,291		1,292
5.390% due 01/25/2036		1,063		1,064
Countrywide Asset-Backed Certificates
5.370% due 01/25/2037		244		244
5.370% due 05/25/2037		9,809		9,814
5.370% due 03/25/2047		191		191
5.380% due 03/25/2037		293		293
5.390% due 06/25/2037		780		781
5.400% due 06/25/2037		707		707
5.430% due 10/25/2046		206		206
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		737		737
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		324		324
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038		1,644		1,645
5.370% due 11/25/2036		1,146		1,147
5.370% due 12/25/2036		714		715
5.380% due 06/25/2036		813		814
5.390% due 12/25/2037		3,554		3,556
5.410% due 11/25/2036		35		35
Fremont Home Loan Trust
5.370% due 10/25/2036		2,287		2,287
5.380% due 01/25/2037		662		662
5.390% due 02/25/2037		158		158
GS Auto Loan Trust
5.344% due 07/15/2008		1,300		1,300
GSAMP Trust
5.360% due 10/25/2046		505		506
5.390% due 09/25/2036		173		173
5.390% due 12/25/2036		907		908
5.430% due 11/25/2035		5		5
GSR Mortgage Loan Trust
5.420% due 11/25/2030		16		16
Harley-Davidson, Inc.
5.310% due 05/15/2008		4,472		4,476
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036		1,266		1,267
Home Equity Mortgage Trust
5.430% due 02/25/2036		7		7
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036		1,748		1,747
5.370% due 12/25/2036		506		506
Hyundai Auto Receivables Trust
5.348% due 11/15/2007		103		103
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037		553		553
5.400% due 07/25/2037		1,700		1,699
5.420% due 03/25/2036		15		15
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		122		122
5.370% due 10/25/2036		3,761		3,757
5.390% due 11/25/2036		779		780
Lehman XS Trust
5.390% due 05/25/2046		325		326
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036		1,127		1,128
5.360% due 11/25/2036		2,702		2,704
5.400% due 02/25/2036		45		45
5.410% due 01/25/2036		58		58
5.500% due 08/25/2035		270		271
5.600% due 10/25/2034		25		25
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036		977		978
MBNA Credit Card Master Note Trust
5.420% due 12/15/2011		2,100		2,105
5.440% due 08/16/2010		2,100		2,103
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037		534		535
5.390% due 08/25/2036		2,993		2,993
Morgan Stanley ABS Capital I
5.350% due 06/25/2036		586		586
5.360% due 10/25/2036		221		221
5.370% due 10/25/2036		373		373
5.370% due 11/25/2036		1,675		1,675
5.380% due 05/25/2037		3,421		3,421
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		580		580
Nelnet Student Loan Trust
5.340% due 09/25/2012		549		549
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		260		260
Nissan Auto Lease Trust
5.347% due 12/14/2007		15		15
Option One Mortgage Loan Trust
5.360% due 02/25/2037		1,207		1,208
5.370% due 07/25/2036		421		421
5.370% due 01/25/2037		985		986
5.420% due 11/25/2035		23		23
Park Place Securities, Inc.
5.580% due 09/25/2035		412		413
5.632% due 10/25/2034		391		392
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		754		755
5.400% due 10/25/2036		305		305
5.420% due 08/25/2046		3,097		3,099
5.430% due 09/25/2035		21		21
Residential Asset Securities Corp.
5.360% due 08/25/2036		114		114
5.380% due 10/25/2036		622		622
5.390% due 11/25/2036		1,144		1,144
Residential Funding Mortgage Securities II, Inc.
5.440% due 05/25/2037		1,826		1,827
5.460% due 09/25/2035		35		35
Saxon Asset Securities Trust
5.380% due 11/25/2036		131		131
SBI HELOC Trust
5.490% due 08/25/2036		146		146
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		685		686
5.380% due 12/25/2036		1,247		1,248
5.440% due 05/25/2037		1,300		1,300
SLC Student Loan Trust
5.313% due 02/15/2015		1,200		1,200
SLM Student Loan Trust
5.325% due 07/25/2013		3,615		3,618
5.335% due 04/25/2012		260		260
5.355% due 01/25/2016		207		207
5.355% due 10/25/2016		1,300		1,301
5.365% due 01/26/2015		22		22
Soundview Home Equity Loan Trust
5.370% due 10/25/2036		178		178
5.380% due 06/25/2036		155		155
5.380% due 12/25/2036		764		765
5.400% due 01/25/2037		3,320		3,322
5.420% due 12/25/2035		11		11
5.420% due 10/25/2036		477		477
5.430% due 11/25/2035		8		8
Specialty Underwriting & Residential Finance
5.365% due 11/25/2037		766		766
5.380% due 01/25/2038		1,568		1,568
Structured Asset Securities Corp.
5.420% due 07/25/2035		45		45
5.450% due 12/25/2035		58		58
Wachovia Auto Owner Trust
4.820% due 02/20/2009		14		14
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,976		1,977
5.440% due 12/25/2035		241		241

Total Asset-Backed Securities (Cost $128,023)				128,077

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.640% due 11/22/2012		100		101

Total Sovereign Issues (Cost $100)				101

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000		817

Total Foreign Currency-Denominated Issues (Cost $841)				817

SHORT-TERM INSTRUMENTS 28.6%
Certificates of Deposit 6.4%
Bank of Ireland
5.400% due 01/15/2010		$3,200		3,203
Barclays Bank PLC
5.281% due 03/17/2008		4,000		4,001
BNP Paribas
5.262% due 05/28/2008		700		700
Calyon Financial, Inc.
5.340% due 01/16/2009		1,400		1,400
Fortis Bank NY
5.265% due 06/30/2008		1,800		1,801
5.500% due 09/30/2008		1,600		1,600
HSBC Bank USA N.A.
5.176% due 07/28/2008		100		100
Nordea Bank Finland PLC
5.267% due 03/31/2008		300		300
5.308% due 05/28/2008		700		701
5.308% due 04/09/2009		2,000		2,001
Royal Bank of Canada
5.262% due 06/30/2008		1,900		1,902
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		4,100		4,100
5.265% due 03/26/2008		300		300
Skandinav Enskilda BK
5.272% due 08/21/2008		500		500
5.350% due 02/13/2009		1,100		1,101
Societe Generale NY
5.270% due 03/26/2008		1,900		1,900
5.271% due 03/28/2008		300		300
5.271% due 06/30/2008		3,000		3,001
Unicredito Italiano NY
5.360% due 12/03/2007		1,100		1,101
5.360% due 05/29/2008		4,300		4,302

				34,314

Commercial Paper 21.0%
Bank of America Corp.
5.215% due 10/04/2007		6,100		6,022
5.260% due 10/04/2007		5,200		5,126
Calyon N.A. LLC
5.175% due 06/29/2010		8,200		8,192
Danske Corp.
5.170% due 10/12/2007		5,200		5,120
Fortis Funding LLC
5.275% due 09/05/2007		12,000		11,951
Freddie Mac
4.800% due 07/02/2007		12,000		12,000
Natixis S.A.
5.240% due 09/21/2007		14,600		14,547
Societe Generale NY
5.226% due 11/26/2007		9,500		9,452
5.250% due 11/26/2007		600		592
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		1,200		1,200
UBS Finance Delaware LLC
5.245% due 10/23/2007		23,200		22,939
Westpac Banking Corp.
5.230% due 11/05/2007		14,900		14,846

				111,987

Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007		1,137		1,137

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,160. Repurchase proceeds are $1,137.)
U.S. Treasury Bills 1.0%
4.562% due 08/30/2007 - 09/13/2007 (a)(b)(d)		5,415		5,360

Total Short-Term Instruments (Cost $152,802)				152,798

Purchased Options (f) 0.0% (Cost $300)				146
Total Investments (c) 99.4% (Cost $530,872)				$530,894
Written Options (g) (0.0%) (Premiums $285)				(148)
Other Assets and Liabilities (Net) 0.6%				3,528

Net Assets 100.0%				$534,274

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $2,720 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $35,091 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $1,400 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor December Futures	Long	12/2007	6	$(9)
90-Day Euribor December Futures	Long	12/2008	3	(7)
90-Day Euribor June Futures	Long	06/2008	4	(9)
90-Day Euribor March Futures	Long	03/2008	2	(4)
90-Day Euribor September Futures	Long	09/2008	3	(7)
90-Day Eurodollar December Futures	Long	12/2007	506	(632)
90-Day Eurodollar December Futures	Long	12/2008	114	(46)
90-Day Eurodollar June Futures	Long	06/2008	642	(653)
90-Day Eurodollar March Futures	Long	03/2008	485	(563)
90-Day Eurodollar March Futures	Long	03/2009	12	(18)
90-Day Eurodollar September Futures	Long	09/2008	101	(39)
90-Day Euroyen December Futures	Long	12/2007	95	(9)
E-mini S&P 500 Index September Futures	Long	09/2007	15	(9)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	306	330
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	19	(34)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	162	(237)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	13	(17)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	13	(27)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	146	(225)

				$(2,215)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	10,000	$0
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008		$900	1
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,000	9
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		2,100	1
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008		4,000	(1)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		2,000	6
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012		800	9
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008		600	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008		1,900	2
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007		1,100	0
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009		1,000	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		100	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		100	0
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.140%	06/20/2008		2,000	(1)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.130%	06/20/2008		2,000	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008		800	0
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.120%	06/20/2008		2,000	(1)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008		4,000	3
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011		400	8
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		700	3
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008		3,100	1
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007		6,600	4
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007		2,100	3
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009		1,000	0
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%	12/20/2007		3,100	(1)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	06/20/2008		1,000	2
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		500	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008		500	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009		1,600	3
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009		3,000	(35)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		1,300	10
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007		200	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007		1,900	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007		1,100	1
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.290%	11/20/2007		4,100	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007		2,300	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007		1,900	1
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007		1,400	(1)

							$35

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	1,300	$(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	2,400	14
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		600	4
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,500	10
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		800	16
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		900	16
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	200	(2)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		2,700	54
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		16,200	(94)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	(3)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		200	(2)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	9,900	(279)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	211
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,700	229
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		200	(14)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,800	(26)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	190,000	(4)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,320,000	(7)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		300,000	(4)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		100,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,750,000	(25)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$24,400	11
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		6,400	(49)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		10,500	(83)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,200	(14)

							$(48)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	592,475	$(1,548)
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	914,530	(468)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	1,553,392	(1,540)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	634,693	1,274
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	317,787	(855)

						$(3,137)

(f) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	$6,000	$26	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,100	36	14
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	4
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	3
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	18,000	41	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	7,200	26	14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	31,700	108	108

							$300	$146

(g) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$3,100	$37	$16
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,000	37	6
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	3,000	35	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	2,000	23	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	4
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	3,100	25	15
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	10,600	104	104

							$285	$148

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,589	07/2007	$9	$0	$9
Sell		21	07/2007	0	0	0
Buy	BRL	24,313	10/2007	635	0	635
Buy		7,942	03/2008	278	0	278
Buy	CAD	669	08/2007	3	0	3
Buy	CNY	192	09/2007	0	0	0
Sell		192	09/2007	0	0	0
Buy		6,624	11/2007	7	0	7
Sell		6,624	11/2007	1	(2)	(1)
Buy		604	01/2008	0	(1)	(1)
Sell		604	01/2008	0	0	0
Buy	EUR	2,456	07/2007	32	0	32
Sell	GBP	1,635	08/2007	0	(17)	(17)
Buy	IDR	3,528,000	05/2008	0	(17)	(17)
Buy	INR	13,890	10/2007	1	0	1
Buy		119,279	05/2008	29	0	29
Sell	JPY	165,470	07/2007	19	0	19
Sell	KRW	95,256	07/2007	0	0	0
Buy		37,836	08/2007	0	0	0
Buy		1,850,745	09/2007	4	0	4
Buy	MXN	26,011	03/2008	18	0	18
Buy	MYR	3,690	05/2008	0	(17)	(17)
Buy	NZD	237	07/2007	5	0	5
Buy	PHP	39,051	05/2008	0	(11)	(11)
Buy	PLN	5,777	09/2007	28	0	28
Buy	RUB	5,200	11/2007	5	0	5
Buy		10,067	12/2007	9	0	9
Buy		71,244	01/2008	17	0	17
Buy	SGD	4,286	07/2007	0	(15)	(15)
Sell		121	07/2007	1	0	1
Buy		4,176	10/2007	14	0	14

				$1,115	$(80)	$1,035

Schedule of Investments

Fundamental IndexPLUSTM TR Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.3%
Discovery Communications, Inc.
7.360% due 05/16/2014	$2,000	$2,011
HCA, Inc.
7.600% due 11/14/2013	2,494	2,507
Idearc, Inc.
7.360% due 11/09/2014	2,494	2,507
SLM Corp.
6.000% due 06/30/2008	1,400	1,393
Tell Group PLC
7.071% due 08/09/2011	24	24

Total Bank Loan Obligations (Cost $8,405)		8,442

CORPORATE BONDS & NOTES 23.8%
Banking & Finance 19.2%
AIG-Fp Matched Funding Corp.
5.360% due 06/16/2008	1,100	1,102
Allstate Life Global Funding Trusts
5.400% due 03/23/2009	600	601
American Express Centurion Bank
5.380% due 04/17/2009	4,200	4,201
American Express Credit Corp.
5.380% due 11/09/2009	400	400
American International Group, Inc.
5.050% due 10/01/2015	100	95
5.360% due 06/23/2008	3,500	3,501
5.370% due 06/16/2009	1,300	1,305
ANZ National International Ltd.
5.396% due 08/07/2009	2,200	2,200
Bank of America Corp.
5.366% due 11/06/2009	600	600
5.370% due 09/25/2009	2,200	2,202
5.450% due 09/18/2009	200	200
Bank of America N.A.
5.355% due 07/25/2008	1,600	1,601
5.360% due 06/12/2009	800	800
6.000% due 10/15/2036	300	291
Bank of Ireland
5.410% due 12/18/2009	3,100	3,106
Bear Stearns Cos., Inc.
5.505% due 04/29/2008	3,400	3,405
C10 Capital SPV Ltd.
6.722% due 12/31/2049	800	781
Calabash Re II Ltd.
13.760% due 01/08/2010	1,600	1,614
14.960% due 01/08/2010	1,600	1,673
CIT Group, Inc.
5.480% due 08/17/2009	300	299
5.505% due 01/30/2009	600	599
5.510% due 08/15/2008	1,000	1,000
5.510% due 12/19/2008	500	500
Citigroup Funding, Inc.
5.350% due 12/08/2008	200	200
5.360% due 06/26/2009	900	900
Citigroup, Inc.
5.390% due 12/28/2009	500	500
5.400% due 12/26/2008	3,600	3,603
DnB NORBank ASA
5.402% due 02/25/2008	1,500	1,493
5.425% due 10/13/2009	1,000	1,001
Export-Import Bank of China
4.875% due 07/21/2015	100	95
Ford Motor Credit Co.
6.625% due 06/16/2008	22,400	22,390
Foundation Re II Ltd.
12.110% due 11/26/2010	1,400	1,406
General Electric Capital Corp.
5.385% due 10/26/2009	500	500
5.390% due 01/05/2009	1,800	1,802
GMAC LLC
6.000% due 12/15/2011	200	190
Goldman Sachs Group, Inc.
5.400% due 12/23/2008	500	500
5.410% due 03/30/2009	3,600	3,603
5.440% due 11/16/2009	1,300	1,301
5.450% due 06/23/2009	1,100	1,101
5.455% due 07/29/2008	700	701
5.685% due 07/23/2009	300	302
HBOS PLC
5.920% due 09/29/2049	100	94
HSBC Finance Corp.
5.415% due 10/21/2009	800	800
5.490% due 09/15/2008	300	301
HSBC Holdings PLC
6.500% due 05/02/2036	1,900	1,959
ICICI Bank Ltd.
5.895% due 01/12/2010	1,800	1,804
John Deere Capital Corp.
5.406% due 04/15/2008	600	600
5.406% due 07/15/2008	700	701
JPMorgan Chase & Co.
5.370% due 06/26/2009	800	801
5.410% due 06/26/2009	2,200	2,203
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	97
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	2,200	2,201
5.410% due 12/23/2008	200	200
5.440% due 04/03/2009	600	601
5.460% due 11/16/2009	1,900	1,902
5.500% due 05/25/2010	100	100
5.570% due 12/23/2010	900	901
5.607% due 11/10/2009	500	502
MBNA Corp.
5.786% due 05/05/2008	4,465	4,483
Merrill Lynch & Co., Inc.
5.440% due 12/04/2009	1,400	1,401
5.450% due 08/14/2009	1,900	1,902
MetLife, Inc.
6.400% due 12/15/2036	400	372
Morgan Stanley
5.360% due 11/21/2008	900	900
5.467% due 02/09/2009	700	701
5.595% due 01/22/2009	2,600	2,602
Mystic Re Ltd.
11.660% due 12/05/2008	1,500	1,491
National Australia Bank Ltd.
5.400% due 09/11/2009	800	801
Petroleum Export Ltd.
5.265% due 06/15/2011	83	81
Pricoa Global Funding I
5.435% due 01/25/2008	1,300	1,301
RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,155
Resona Bank Ltd.
5.850% due 09/29/2049	200	192
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007	1,200	1,201
5.750% due 07/06/2012	1,700	1,700
Santander U.S. Debt S.A. Unipersonal
5.370% due 11/20/2008	500	500
5.420% due 09/19/2008	5,000	5,005
SLM Corp.
5.495% due 07/27/2009	600	585
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	967
State Street Capital Trust IV
6.355% due 06/15/2037	200	201
TNK-BP Finance S.A.
6.125% due 03/20/2012	200	196
USB Capital IX
6.189% due 04/15/2049	200	202
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	900	902
Wachovia Corp.
5.405% due 10/28/2008	1,300	1,302
Wells Fargo & Co.
5.400% due 03/10/2008	3,400	3,403
Westpac Banking Corp.
5.280% due 06/06/2008	800	800
World Savings Bank FSB
5.396% due 05/08/2009	2,200	2,201
ZFS Finance USA Trust I
5.875% due 05/09/2032	500	494

		126,472

Industrials 3.4%
Anadarko Petroleum Corp.
5.760% due 09/15/2009	3,900	3,905
C8 Capital SPV Ltd.
6.640% due 12/31/2049	5,100	5,026
CODELCO, Inc.
6.150% due 10/24/2036	100	100
Comcast Corp.
5.875% due 02/15/2018	300	291
6.450% due 03/15/2037	300	290
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009	200	201
Gaz Capital for Gazprom
6.212% due 11/22/2016	200	195
HJ Heinz Co.
6.428% due 12/01/2008	100	101
Peabody Energy Corp.
7.875% due 11/01/2026	400	416
Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	393
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	400	442
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	1,100	1,100
Time Warner, Inc.
5.590% due 11/13/2009	4,100	4,106
5.875% due 11/15/2016	2,100	2,046
Transocean, Inc.
5.560% due 09/05/2008	700	701
Wal-Mart Stores, Inc.
5.260% due 06/16/2008	2,700	2,700
Williams Cos., Inc.
6.375% due 10/01/2010	700	705

		22,718

Utilities 1.2%
Dominion Resources, Inc.
5.540% due 11/14/2008	2,800	2,804
Florida Power Corp.
5.760% due 11/14/2008	3,300	3,306
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	581
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	233
Southern California Edison Co.
5.455% due 02/02/2009	800	801

		7,725

Total Corporate Bonds & Notes (Cost $157,093)		156,915

MUNICIPAL BONDS & NOTES 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	285	281

Total Municipal Bonds & Notes (Cost $285)		281

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008	2,000	1,989

Total Commodity Index-Linked Notes (Cost $2,000)		1,989

U.S. GOVERNMENT AGENCIES 43.1%
Fannie Mae
4.350% due 03/01/2035	323	326
4.400% due 10/01/2034	342	342
4.423% due 07/01/2034	1,270	1,258
4.438% due 01/01/2035	1,445	1,423
4.498% due 07/01/2035	1,451	1,442
4.500% due 08/01/2035	1,914	1,890
4.525% due 09/01/2035	868	862
4.555% due 07/01/2035	1,135	1,129
4.615% due 09/01/2035	2,002	1,983
4.665% due 10/01/2035	768	763
4.668% due 12/01/2033	770	776
4.673% due 05/25/2035	200	197
4.689% due 12/01/2033	581	578
4.833% due 06/01/2035	1,969	1,951
4.986% due 06/01/2035	1,934	1,921
5.000% due 06/25/2027 - 03/01/2036	29,778	28,023
5.380% due 12/25/2036	724	723
5.500% due 07/01/2035 - 08/01/2037	82,704	79,787
5.670% due 09/25/2042	1,132	1,138
6.000% due 05/01/2035 - 07/01/2037	102,602	101,585
6.133% due 07/01/2044	273	276
6.183% due 06/01/2043	1,008	1,022
6.903% due 11/01/2035	385	398
Freddie Mac
4.367% due 09/01/2035	850	841
4.500% due 10/15/2022	1,319	1,311
4.705% due 06/01/2035	2,198	2,151
4.712% due 08/01/2035	1,804	1,783
4.810% due 10/01/2035	1,303	1,299
4.913% due 11/01/2034	1,240	1,230
5.000% due 04/15/2012 - 01/15/2024	2,066	2,060
5.470% due 07/15/2019 - 10/15/2020	24,000	23,979
5.500% due 07/01/2037	5,000	4,823
5.550% due 07/15/2037	8,400	8,399
5.580% due 08/25/2031	270	271
5.720% due 06/15/2018	187	187
6.000% due 07/01/2037	5,000	4,954
6.227% due 02/25/2045	131	131
Ginnie Mae
4.000% due 07/16/2027	48	48
6.000% due 07/01/2037	1,000	995

Total U.S. Government Agencies (Cost $287,204)		284,255

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	937	849
2.375% due 01/15/2025	548	527

Total U.S. Treasury Obligations (Cost $1,448)		1,376

MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	330	323
Arkle Master Issuer PLC
5.300% due 11/19/2007	2,300	2,301
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,787	1,767
Bear Stearns Alt-A Trust
5.480% due 02/25/2034	1,162	1,162
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	340	334
4.900% due 12/25/2035	729	728
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,381	2,349
5.500% due 05/25/2047	828	830
5.600% due 02/25/2037	3,569	3,578
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	237	235
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	622	617
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	4,572	4,575
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	1,129	1,130
5.400% due 01/25/2047	1,253	1,254
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	1,172	1,173
GSR Mortgage Loan Trust
4.538% due 09/25/2035	2,089	2,059
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	707	708
Indymac Index Mortgage Loan Trust
5.167% due 01/25/2036	1,029	1,035
5.410% due 11/25/2046	699	699
5.420% due 01/25/2037	537	538
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	743	739
Mellon Residential Funding Corp.
5.760% due 12/15/2030	2,865	2,878
Merrill Lynch Floating Trust
5.390% due 06/15/2022	4,357	4,364
Structured Adjustable Rate Mortgage Loan Trust
5.340% due 08/25/2034	1,260	1,259
6.429% due 01/25/2035	736	740
Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	376	376
TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	184	184
Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	1,354	1,356
5.430% due 12/25/2036	1,107	1,107
5.440% due 08/25/2036	1,566	1,565
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	2,211	2,212
Washington Mutual, Inc.
5.610% due 10/25/2045	140	140
6.223% due 05/25/2041	186	188
6.229% due 11/25/2042	193	193
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,359	1,341

Total Mortgage-Backed Securities (Cost $46,037)		46,037

ASSET-BACKED SECURITIES 15.5%
ACE Securities Corp.
5.370% due 12/25/2036	451	452
5.400% due 10/25/2036	512	513
5.430% due 10/25/2035	224	224
Asset-Backed Funding Certificates
5.380% due 11/25/2036	925	926
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	742	742
5.595% due 09/25/2034	262	262
Bank One Issuance Trust
5.430% due 12/15/2010	7,800	7,813
5.440% due 09/15/2010	5,859	5,867
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,386	1,386
5.400% due 10/25/2036	494	494
5.520% due 09/25/2034	54	54
Carrington Mortgage Loan Trust
5.470% due 09/25/2035	295	295
Chase Credit Card Master Trust
5.430% due 02/15/2011	1,800	1,804
Chase Issuance Trust
5.310% due 07/15/2011	1,800	1,801
Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	1,412	1,413
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	373	374
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	7,915	7,920
5.370% due 03/25/2047	638	638
5.380% due 03/25/2037	952	953
5.390% due 06/25/2037	1,127	1,128
5.400% due 06/25/2037	972	972
5.430% due 10/25/2046	687	688
Credit-Based Asset Servicing & Securitization LLC
5.380% due 03/25/2036	199	199
5.380% due 11/25/2036	983	983
DaimlerChrysler Auto Trust
5.250% due 05/08/2009	810	810
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,637	1,638
5.370% due 12/25/2036	1,072	1,072
5.380% due 06/25/2036	2,502	2,504
Fremont Home Loan Trust
5.370% due 10/25/2036	3,465	3,465
5.380% due 01/25/2037	828	828
5.390% due 02/25/2037	422	422
GSAMP Trust
5.390% due 09/25/2036	635	635
5.430% due 11/25/2035	27	27
GSR Mortgage Loan Trust
5.420% due 11/25/2030	157	158
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	950	950
Home Equity Asset Trust
5.430% due 02/25/2036	529	529
5.440% due 01/25/2036	744	744
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	674	675
Hyundai Auto Receivables Trust
5.348% due 11/15/2007	111	111
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	789	790
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	304	304
5.370% due 10/25/2036	4,987	4,982
5.390% due 11/25/2036	260	260
Lehman XS Trust
5.390% due 05/25/2046	418	419
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,708	1,709
5.360% due 11/25/2036	3,937	3,940
5.410% due 01/25/2036	346	347
5.500% due 08/25/2035	390	391
5.600% due 10/25/2034	67	68
MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,900	2,907
5.440% due 08/16/2010	3,150	3,155
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	748	749
5.390% due 08/25/2036	4,099	4,099
Morgan Stanley ABS Capital I
5.350% due 06/25/2036	859	859
5.360% due 10/25/2036	442	442
5.370% due 10/25/2036	522	522
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	797	797
Nelnet Student Loan Trust
5.340% due 09/25/2012	784	785
Nissan Auto Lease Trust
5.347% due 12/14/2007	18	18
Option One Mortgage Loan Trust
5.360% due 02/25/2037	1,704	1,705
5.370% due 07/25/2036	632	632
Park Place Securities, Inc.
5.632% due 10/25/2034	1,209	1,212
Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	915	916
5.430% due 09/25/2035	129	129
Residential Asset Securities Corp.
5.380% due 10/25/2036	1,797	1,798
5.390% due 11/25/2036	920	920
Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	124	124
Saxon Asset Securities Trust
5.380% due 11/25/2036	392	392
SBI HELOC Trust
5.490% due 08/25/2036	510	511
SLM Student Loan Trust
5.325% due 07/25/2013	4,637	4,640
5.365% due 01/26/2015	170	170
Soundview Home Equity Loan Trust
5.370% due 10/25/2036	534	535
5.400% due 01/25/2037	4,547	4,550
5.430% due 11/25/2035	49	49
Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	1,114	1,114
Structured Asset Securities Corp.
5.370% due 10/25/2036	961	961
5.420% due 07/25/2035	113	113
5.420% due 09/25/2035	581	581
5.450% due 12/25/2035	423	423
Wachovia Auto Owner Trust
4.820% due 02/20/2009	74	74
Wells Fargo Home Equity Trust
5.440% due 12/25/2035	723	723

Total Asset-Backed Securities (Cost $102,249)		102,284

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015	100	96

Total Sovereign Issues (Cost $99)		96

FOREIGN CURRENCY-DENOMINATED ISSUES 0.0%
Brazilian Government International Bond
10.250% due 01/10/2028 BRL	600	347

Total Foreign Currency-Denominated Issues (Cost $364)		347

	Shares
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	243	2,532

Total Preferred Stocks (Cost $2,585)		2,532

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 21.2%
Certificates of Deposit 5.5%
BNP Paribas
5.262% due 07/03/2008	$5,200	5,199
5.390% due 05/28/2008	1,000	1,000
Calyon Financial, Inc.
5.330% due 01/16/2009	1,900	1,900
5.395% due 06/29/2010	300	300
HSBC Bank USA N.A.
4.280% due 07/28/2008	3,100	3,105
Nordea Bank Finland PLC
5.262% due 03/31/2008	700	700
5.308% due 05/28/2008	1,000	1,001
Royal Bank of Canada
5.420% due 06/30/2008	2,600	2,602
Royal Bank of Scotland Group PLC
5.290% due 03/26/2008	900	900
5.290% due 07/03/2008	1,200	1,200
Skandinav Enskilda BK
5.272% due 08/21/2008	4,200	4,200
Societe Generale NY
5.270% due 03/26/2008	6,500	6,500
Unicredito Italiano NY
5.358% due 05/06/2008	5,100	5,101
5.360% due 05/29/2008	2,500	2,501

		36,209

Commercial Paper 12.6%
Cox Communications, Inc.
5.570% due 09/17/2007	300	300
Danske Corp.
5.235% due 10/12/2007	26,000	25,743
Freddie Mac
4.800% due 07/02/2007	14,000	14,000
Societe Generale NY
5.210% due 11/26/2007	12,100	11,971
5.225% due 11/26/2007	800	788
UBS Finance Delaware LLC
5.230% due 10/23/2007	19,300	19,216
5.235% due 10/23/2007	1,100	1,089
Westpac Banking Corp.
5.230% due 11/05/2007	10,200	10,163

		83,270

Repurchase Agreements 0.7%
State Street Bank and Trust Co.
4.900% due 07/02/2007	4,741	4,741

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% - 6.000% due 07/25/2008 - 04/18/2036 valued at $582; Federal Home Loan Bank 3.750% - 4.375% due 10/19/2007 - 09/17/2010 valued at $4,231; and Freddie Mac 4.000% due 06/12/2013 valued at $23. Repurchase proceeds are $4,743.)

U.S. Treasury Bills 2.4%
4.560% due 08/30/2007 - 09/13/2007 (a)(c)(e)	15,805	15,643

Total Short-Term Instruments (Cost $139,886)		139,863

Purchased Options (g) 0.1% (Cost $2,093)		854
Total Investments (d) 112.9% (Cost $749,748)		$745,271
Written Options (h) (0.1%) (Premiums $2,125)		(959)
Other Assets and Liabilities (Net) (12.8%)		(84,243)

Net Assets 100.0%		$660,069

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $7,174 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $36,349 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $3,516 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	97	$(138)
90-Day Euribor December Futures	Long	12/2008	38	(85)
90-Day Euribor June Futures	Long	06/2008	94	(201)
90-Day Euribor March Futures	Long	03/2008	41	(81)
90-Day Euribor September Futures	Long	09/2008	88	(90)
90-Day Eurodollar December Futures	Long	12/2007	564	(482)
90-Day Eurodollar December Futures	Long	12/2008	496	(316)
90-Day Eurodollar June Futures	Long	06/2008	1,362	(1,369)
90-Day Eurodollar March Futures	Long	03/2008	1,505	(1,477)
90-Day Eurodollar March Futures	Long	03/2009	38	(55)
90-Day Eurodollar September Futures	Long	09/2008	413	(230)
90-Day Euroyen December Futures	Long	12/2007	368	(105)
Euro-Bund 10-Year Note September Futures	Short	09/2007	13	(9)
S&P 500 Index September Futures	Long	09/2007	4	(16)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	56	24
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	169	238
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	57	(123)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	7	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	129	(204)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	73	(129)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	31	(66)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	91	(155)

				$(5,081)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	29,000	$3
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		$2,000	17
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		2,700	1
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009		5,600	1
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009		5,780	5
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009		600	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		1,400	(1)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		1,300	(1)
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		1,000	5
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008		500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		9,000	69
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		4,500	27
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		600	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007		3,800	5
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007		2,600	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		2,600	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007		2,800	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		300	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		4,100	78
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016		300	20
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007		700	3
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.290%	11/20/2007		5,600	4
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009		3,800	13
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009		3,000	3

							$257

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	1,800	$(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	3,000	17
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		800	6
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,900	13
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,100	22
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	50
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	200	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,400	30
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		4,700	(2)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		3,400	70
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		1,100	(6)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,800	(13)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		400	(4)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		800	(8)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		1,700	(18)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(4)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	(5)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	4,600	(45)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,700	(48)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	71
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(12)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		2,700	(27)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,400	113
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		5,400	(127)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		13,600	(43)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		900	51
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,100	(124)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,000	211
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		500	47
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,300	(34)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,800	(14)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,900	415
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		300	15
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	240,000	(5)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,770,000	(9)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		390,000	(6)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		4,300,000	(12)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		130,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,480,000	(57)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,200	11
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		8,200	(7)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$39,100	(28)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,200	30
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		6,500	(7)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		43,200	(93)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		211,800	305
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		10,000	(43)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		10,100	124
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		34,500	(39)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		14,800	(116)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		6,700	(44)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		43,200	(99)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		141,300	(1,763)

							$(1,265)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,019,623	$(542)
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,215,708	(622)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	2,293,371	(1,137)
Merrill Lynch & Co., Inc.	Short	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	758,246	(281)
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	05/15/2008	594,295	1,259
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	07/15/2008	658,273	(1,771)

						$(3,094)

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.250	09/17/2007	238	$2	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	3,000	$14	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		8,000	46	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		7,000	39	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	29	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$14,000	57	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	26	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		39,000	187	77
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	08/08/2007		12,000	11	10
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		18,000	52	5
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		17,000	38	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		9,200	51	11
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		57,100	202	112
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		20,000	52	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		30,000	68	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		47,000	60	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		15,000	60	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		38,800	192	62
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		66,300	391	82
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		11,000	44	22
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		18,000	64	41
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		66,900	234	227

								$1,917	$656

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$1,000	$43	$77
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	1,000	44	25
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	1,000	42	67
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	1,000	42	28

					$171	$197

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 09/01/2037	$86.500	09/06/2007	$20,000	$3	$1

(h) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	183	$59	$111
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	101	31	27
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	24	5	3
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	33	4	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	139	54	30
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	203	79	95

				$232	$268

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		4,000	55	0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		3,000	39	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	34	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$6,000	53	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		16,500	184	83
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.570%	08/08/2007		3,000	12	13
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		4,000	50	8
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		3,000	41	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		4,000	49	12
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		25,100	207	127
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		4,400	47	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		9,000	60	1
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,000	58	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		2,000	23	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		7,000	64	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		17,000	204	61
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		18,900	251	58
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		10,000	123	34
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		4,500	40	23
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		6,000	62	43
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		22,300	225	219

								$1,893	$691

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
U.S. Treasury Notes	4.500%	05/15/2017	$13,700	$13,123	$13,237
U.S. Treasury Notes	4.625%	02/15/2017	2,100	2,042	2,072

				$15,165	$15,309

(2)	Market value includes $136 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,557	07/2007	$16	$0	$16
Sell		29	07/2007	0	(1)	(1)
Buy	BRL	15,321	10/2007	251	0	251
Buy		16,391	03/2008	581	0	581
Buy	CAD	1,637	08/2007	7	0	7
Buy	CNY	576	09/2007	2	0	2
Sell		576	09/2007	0	0	0
Buy		8,910	11/2007	9	0	9
Sell		8,910	11/2007	1	(2)	(1)
Buy		3,997	01/2008	0	(4)	(4)
Sell		3,997	01/2008	0	0	0
Buy	EUR	923	07/2007	12	0	12
Sell	GBP	2,001	08/2007	0	(21)	(21)
Buy	IDR	4,321,800	05/2008	0	(20)	(20)
Buy	INR	28,347	10/2007	3	0	3
Buy		181,849	05/2008	41	0	41
Sell	JPY	378,259	07/2007	44	0	44
Buy	KRW	870,856	07/2007	6	0	6
Sell		117,005	07/2007	0	(1)	(1)
Buy		157,459	08/2007	0	0	0
Buy		1,096,668	09/2007	3	0	3
Buy	MXN	5,089	09/2007	7	0	7
Buy		26,810	03/2008	20	0	20
Buy	MYR	5,224	05/2008	0	(22)	(22)
Buy	NZD	331	07/2007	6	0	6
Buy	PHP	71,974	05/2008	0	(20)	(20)
Buy	PLN	5,034	09/2007	26	(1)	25
Buy		1,257	03/2008	6	0	6
Buy	RUB	11,686	09/2007	6	0	6
Buy		11,662	11/2007	11	0	11
Buy		34,363	12/2007	31	0	31
Buy		69,617	01/2008	12	0	12
Buy	SEK	1,702	09/2007	3	0	3
Buy	SGD	4,638	07/2007	0	(19)	(19)
Sell		2,731	07/2007	0	(11)	(11)
Buy		840	08/2007	3	(1)	2
Buy		5,175	10/2007	14	(1)	13

				$1,121	$(124)	$997

See accompanying notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
AUSTRALIA 0.1%
BHP Billiton Finance Ltd.
5.125% due 03/29/2012		$200	$196
Medallion Trust
5.585% due 07/12/2031		107	107

Total Australia (Cost $303)			303

BELGIUM 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	349

Total Belgium (Cost $233)			349

CANADA 0.1%
Rogers Wireless, Inc.
7.625% due 12/15/2011	CAD	300	305

Total Canada (Cost $252)			305

CAYMAN ISLANDS 1.2%
Mizuho Finance Cayman Ltd.
8.375% due 12/29/2049		$700	731
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	787
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	381
Residential Reinsurance 2007 Ltd.
13.110% due 06/07/2010		$500	501
SHL Corp. Ltd.
1.448% due 12/25/2024	JPY	802	7

Total Cayman Islands (Cost $2,403)			2,407

DENMARK 1.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	33	6
Nykredit Realkredit A/S
6.000% due 10/01/2029		215	40
Realkredit Danmark A/S
5.000% due 10/01/2038		12,244	2,098

Total Denmark (Cost $2,156)			2,144

FRANCE 9.5%
Axa S.A.
3.750% due 01/01/2017	EUR	50	97
Credit Agricole S.A.
5.410% due 05/28/2010		$900	901
6.637% due 05/29/2049		500	484
France Government Bond
4.000% due 10/25/2009	EUR	2,260	3,025
4.000% due 04/25/2014		9,300	12,178
4.000% due 10/25/2014		700	914
4.750% due 04/25/2035		100	135
5.750% due 10/25/2032		1,300	2,015

Total France (Cost $19,172)			19,749

GERMANY 21.8%
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	210	285
Republic of Germany
3.500% due 10/09/2009		1,000	1,325
4.000% due 07/04/2009		100	134
4.250% due 01/04/2014		3,800	5,055
4.250% due 07/04/2014		6,900	9,167
4.750% due 07/04/2034		700	953
5.000% due 01/04/2012		100	138
5.250% due 07/04/2010		1,300	1,795
5.250% due 01/04/2011		6,600	9,136
5.500% due 01/04/2031		1,500	2,248
5.625% due 01/04/2028		4,740	7,153
6.250% due 01/04/2024		600	955
6.500% due 07/04/2027		4,340	7,206

Total Germany (Cost $46,304)			45,550

ICELAND 0.4%
Glitnir Banki HF
5.829% due 01/18/2012		$400	403
Kaupthing Bank HF
5.750% due 10/04/2011		200	199
Landsbanki Islands HF
6.060% due 08/25/2009		200	202

Total Iceland (Cost $801)			804

IRELAND 1.4%
Atlas Reinsurance PLC
7.922% due 01/10/2010	EUR	2,000	2,747
Emerald Mortgages PLC
4.372% due 01/15/2035		48	66
Lusitano Mortgages PLC
4.425% due 12/15/2035		120	163

Total Ireland (Cost $2,805)			2,976

ITALY 1.9%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	1,280	1,733
5.500% due 11/01/2010		400	557
Siena Mortgages SpA
4.377% due 12/16/2038		1,305	1,773

Total Italy (Cost $3,864)			4,063

JAPAN 20.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	200	258
Japan Government Bond
1.400% due 09/20/2011	JPY	270,000	2,197
1.500% due 03/20/2011		910,000	7,449
1.500% due 03/20/2014		160,000	1,288
1.500% due 03/20/2015		100,000	799
1.600% due 06/20/2014		600,000	4,855
1.600% due 09/20/2014		240,000	1,938
2.300% due 06/20/2035		440,000	3,479
2.400% due 03/20/2034		180,000	1,459
2.500% due 09/20/2035		440,000	3,628
2.500% due 06/20/2036		320,000	2,628
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		89,910	708
1.000% due 02/28/2016		60,000	485
1.000% due 06/10/2016		300,300	2,387
1.100% due 12/10/2016		834,960	6,698
1.200% due 03/10/2017		99,700	806
1.200% due 06/10/2017		120,240	970
Resona Bank Ltd.
5.850% due 09/29/2049		$500	479
Sumitomo Mitsui Banking Corp.
1.518% due 12/31/2049	JPY	100,000	817
5.625% due 07/29/2049		$100	95

Total Japan (Cost $47,146)			43,423

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
4.139% due 12/10/2037	EUR	500	678

Total Jersey, Channel Islands (Cost $483)			678

KOREA 0.5%
Export-Import Bank of Korea
5.450% due 06/01/2009		$1,000	1,001

Total Korea (Cost $1,000)			1,001

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	105

Total Liberia (Cost $105)			105

MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	40

Total Mexico (Cost $40)			40

NETHERLANDS 1.7%
Delphinus BV
4.272% due 04/25/2093	EUR	500	680
4.385% due 11/28/2031		393	533
4.429% due 06/25/2066		172	234
Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079		969	1,317
Holland Euro-Denominated Mortgage-Backed Series
4.245% due 04/18/2012		104	141
Netherlands Government Bond
3.750% due 07/15/2014		200	257
5.000% due 07/15/2011		200	275
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$200	200

Total Netherlands (Cost $3,356)			3,637

RUSSIA 0.1%
VTB Capital S.A. for Vneshtorgbank
6.110% due 09/21/2007		$200	200

Total Russia (Cost $200)			200

SPAIN 1.7%
Hipotebansa Mortgage Securitization Fund
4.151% due 07/18/2022	EUR	160	216
Spain Government Bond
4.200% due 07/30/2013		400	531
5.150% due 07/30/2009		1,990	2,727

Total Spain (Cost $2,542)			3,474

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	370

Total Tunisia (Cost $363)			370

UNITED KINGDOM 4.3%
Bauhaus Securities Ltd.
4.325% due 10/30/2052	EUR	254	345
Dolerite Funding PLC
5.640% due 08/20/2032		$31	31
HBOS PLC
5.920% due 09/29/2049		800	751
HSBC Holdings PLC
6.500% due 05/02/2036		900	928
Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	811
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		$600	600
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	92
United Kingdom Gilt
4.000% due 03/07/2009	GBP	60	117
5.000% due 03/07/2008		800	1,600
5.000% due 03/07/2012		900	1,756
8.000% due 09/27/2013		790	1,778
XL Capital Europe PLC
6.500% due 01/15/2012		$200	205

Total United Kingdom (Cost $8,583)			9,014

UNITED STATES 88.7%
Asset-Backed Securities 1.7%
AFC Home Equity Loan Trust
6.030% due 12/22/2027		$18	18
American Express Credit Account Master Trust
5.430% due 09/15/2010		1,000	1,001
Amortizing Residential Collateral Trust
5.670% due 10/25/2031		13	13
Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		9	9
Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		8	8
5.770% due 03/25/2043		29	29
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		12	12
First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		52	52
First NLC Trust
5.440% due 02/25/2036		17	17
GSAMP Trust
5.430% due 11/25/2035		5	4
5.610% due 03/25/2034		166	166
MBNA Credit Card Master Note Trust
5.450% due 05/17/2010		1,000	1,001
Quest Trust
5.880% due 06/25/2034		21	21
Renaissance Home Equity Loan Trust
5.820% due 12/25/2033		50	50
Residential Asset Mortgage Products, Inc.
5.880% due 06/25/2032		12	12
Residential Asset Securities Corp.
5.410% due 01/25/2036		40	40
5.820% due 07/25/2032		43	43
SLM Student Loan Trust
5.365% due 04/27/2015		420	420
Structured Asset Securities Corp.
5.720% due 05/25/2034		39	40
Wells Fargo Home Equity Trust
5.550% due 10/25/2035		710	711

			3,667

Bank Loan Obligations 0.5%
OAO Rosneft Oil Co.
6.000% due 09/16/2007		1,000	1,002

Corporate Bonds & Notes 10.8%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	100
American International Group, Inc.
4.875% due 03/15/2067	EUR	300	385
6.250% due 03/15/2037		$100	95
Amgen, Inc.
5.440% due 11/28/2008		500	500
AutoZone, Inc.
5.875% due 10/15/2012		100	100
BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	206
Bank of America Corp.
5.366% due 11/06/2009		500	500
Bank of America N.A.
5.360% due 06/12/2009		1,000	1,001
BellSouth Corp.
4.240% due 04/26/2008		1,300	1,289
5.200% due 09/15/2014		200	192
Boston Scientific Corp.
5.450% due 06/15/2014		100	94
6.000% due 06/15/2011		200	199
6.400% due 06/15/2016		300	292
CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200
Charter One Bank N.A.
5.405% due 04/24/2009		1,000	1,001
CIT Group, Inc.
5.480% due 08/17/2009		600	598
Citigroup Funding, Inc.
5.320% due 04/23/2009		1,200	1,201
CNA Financial Corp.
6.000% due 08/15/2011		300	301
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		1,000	1,001
Consumers Energy Co.
5.000% due 02/15/2012		100	97
CVS Caremark Corp.
5.750% due 08/15/2011		200	200
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		500	501
5.750% due 09/08/2011		100	100
5.840% due 09/10/2007		400	400
DR Horton, Inc.
6.000% due 04/15/2011		200	195
Ford Motor Credit Co.
8.105% due 01/13/2012		500	499
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		100	105
General Electric Capital Corp.
5.400% due 12/12/2008		300	301
General Motors Acceptance Corp.
6.000% due 04/01/2011		500	482
6.510% due 09/23/2008		400	400
Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	724
GMAC LLC
6.610% due 05/15/2009		$500	500
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (h)	CAD	500	458
HJ Heinz Finance Co.
6.000% due 03/15/2012		$200	201
HSBC Finance Corp.
5.450% due 06/19/2009		500	501
International Lease Finance Corp.
5.350% due 03/01/2012		200	198
JPMorgan & Co., Inc.
2.991% due 02/15/2012		100	104
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	182
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$200	191
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		300	290
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		700	709
Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		100	100
Mizuho JGB Investment LLC
9.870% due 12/31/2049		400	424
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	309
Morgan Stanley
5.406% due 05/07/2009		500	500
5.809% due 10/18/2016		200	200
Reynolds American, Inc.
6.060% due 06/15/2011		200	201
Sabre Holdings Corp.
7.350% due 08/01/2011		200	195
Sara Lee Corp.
6.250% due 09/15/2011		200	204
SB Treasury Co. LLC
9.400% due 12/29/2049		900	931
Sealed Air Corp.
5.625% due 07/15/2013		200	197
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	313
Toyota Motor Credit Corp.
5.330% due 10/12/2007		800	800
U.S. Bancorp
5.350% due 04/28/2009		600	601
Viacom, Inc.
5.750% due 04/30/2011		200	200
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		500	500
Xerox Corp.
9.750% due 01/15/2009		200	212

			22,480

Mortgage-backed Securities 4.2%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		404	396
Bear Stearns Alt-A Trust
5.824% due 11/25/2036		847	849
5.959% due 02/25/2036		708	710
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		300	317
Countrywide Home Loan Mortgage Pass-Through Trust
5.700% due 09/25/2034		186	186
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		26	26
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		609	613
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		276	273
Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045		35	35
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		1,000	1,001
GSR Mortgage Loan Trust
5.354% due 06/25/2034		202	203
Impac CMB Trust
6.120% due 07/25/2033		35	35
JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		600	618
MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025		67	67
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		23	23
Sequoia Mortgage Trust
5.670% due 07/20/2033		315	317
Structured Asset Mortgage Investments, Inc.
5.610% due 07/19/2034		67	67
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048		800	783
Washington Mutual, Inc.
5.094% due 10/25/2032		25	25
5.474% due 02/27/2034		126	124
5.630% due 01/25/2045		163	163
5.860% due 12/25/2027		451	452
6.223% due 05/25/2041		43	43
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		934	922
5.254% due 04/25/2036		552	551

			8,799

Municipal Bonds & Notes 0.6%
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		100	101
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		380	388
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	199
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		400	404

			1,195

	Shares
Preferred Stocks 0.9%
DG Funding Trust
7.600% due 12/31/2049		172	1,792
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		200	202

			1,994

		Principal Amount (000s)
Commodity Index-linked Notes 0.5%
Morgan Stanley
0.000% due 07/07/2008		$1,000	994

U.S. Government Agencies 65.2%
Fannie Mae
4.190% due 11/01/2034		650	645
4.946% due 12/01/2034		241	238
5.000% due 08/01/2035		1,271	1,195
5.420% due 01/25/2021		301	301
5.500% due 10/01/2016 - 07/01/2037		76,303	73,723
5.570% due 06/25/2044		116	116
6.000% due 07/01/2036 - 07/25/2044		47,991	47,479
6.470% due 09/25/2012		1,000	1,050
6.500% due 09/01/2036 - 07/01/2037		6,356	6,418
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,018
Freddie Mac
6.227% due 10/25/2044		541	546
Ginnie Mae
4.750% due 07/20/2022 - 09/20/2025		116	117
5.125% due 11/20/2021 - 11/20/2026		19	19
5.250% due 01/20/2030		46	46
5.375% due 05/20/2028 - 06/20/2030		111	112
5.380% due 05/20/2030		72	73
5.750% due 09/20/2026		1	1
5.920% due 02/16/2030		86	88
5.970% due 02/16/2030		86	87
6.000% due 08/20/2034		589	562
6.125% due 11/20/2026 - 12/20/2026		29	30
6.130% due 12/20/2025		1	1
Small Business Administration
6.640% due 02/01/2011		99	101
Tennessee Valley Authority
5.880% due 04/01/2036		1,000	1,044
7.140% due 05/23/2012		1,000	1,079

			136,089

U.S. Treasury Obligations 4.3%
U.S. Treasury Bonds
8.125% due 08/15/2019		2,000	2,530
8.875% due 02/15/2019		4,900	6,482

			9,012

Total United States (Cost $186,700)			185,232

SHORT-TERM INSTRUMENTS 6.3%
Certificates of Deposit 1.9%
Countrywide Funding Corp.
5.350% due 08/16/2007		900	900
Nordea Bank Finland PLC
5.282% due 12/01/2008		1,000	1,000
5.308% due 04/09/2009		2,000	2,001

			3,901

Commercial Paper 0.9%
Freddie Mac
4.800% due 07/02/2007		2,000	2,000

Repurchase Agreements 1.9%
State Street Bank and Trust Co.
4.900% due 07/02/2007		3,929	3,929

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $4,009. Repurchase proceeds are $3,931.)
U.S. Treasury Bills 1.6%
4.590% due 08/30/2007 - 09/13/2007 (a)(b)(d)		3,315	3,280

Total Short-Term Instruments (Cost $13,113)			13,110

Purchased Options (f) 0.8% (Cost $2,528)			1,652
Total Investments (c) 163.1% (Cost $344,452)			$340,586
Written Options (g) (0.2%) (Premiums $1,063)			(385)
Other Assets and Liabilities (Net) (62.9%)			(131,420)

Net Assets 100.0%			$208,781

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $1,484 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $7,055 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $1,796 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor September Futures	Long	09/2008	8	$(1)
90-Day Eurodollar June Futures	Long	06/2008	53	(52)
90-Day Eurodollar March Futures	Long	03/2008	1,118	(190)
90-Day Eurodollar September Futures	Long	09/2007	16	(16)
90-Day Eurodollar September Futures	Long	09/2008	112	46
90-Day Euroyen December Futures	Long	12/2007	254	(62)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	43	14
Euro-Bund 10-Year Note September Futures	Long	09/2007	259	(136)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 104.000	Long	09/2007	28	0
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	190	2
Japan Government 10-Year Bond September Futures	Long	09/2007	18	(58)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	80	(43)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	13	15
United Kingdom 10-Year Note September Futures	Short	09/2007	44	4

				$(477)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	1,300	$(1)
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		500	0
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012		200	(1)
Deutsche Bank AG	Kelda Group PLC 6.625% DUE 04/17/2031	Buy	(0.210%)	06/20/2012		200	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012		200	1
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		1,100	(2)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012		200	0
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012		200	(1)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012		200	0
Goldman Sachs & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		100	0
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		700	(1)
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012		200	0
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	59,000	2
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008		$600	0
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%	06/20/2008		600	0
Bank of America	Royal Caribbean Cruises Ltd. 8.000% due 05/15/2010	Buy	(0.480%)	06/20/2010		100	0
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%)	06/20/2011		200	3
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%)	03/20/2012		200	0
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%)	03/20/2012		100	1
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%)	06/20/2012		100	0
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.459%)	06/20/2012		100	(1)
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.452%)	06/20/2012		100	(1)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		6,200	68
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017		400	(1)
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%)	06/20/2017		100	4
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012		200	0
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%)	06/20/2012		100	0
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%)	06/20/2012		500	2
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		100	0
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		300	3
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%)	06/20/2017		100	1
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011		200	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		100	0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		200	0
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012		100	0
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		100	(2)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%)	06/20/2017		100	0
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008		200	0
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		100	0
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%)	09/20/2013		200	0
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		3,000	6
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		300	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008		600	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		800	0
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%	06/20/2008		1,000	0
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%	06/20/2008		900	0
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012		200	(1)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		100	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014		100	0
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%)	06/20/2014		100	2
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		100	1
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		5,800	6
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017		400	1
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.820%	05/20/2012		400	3
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012		200	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		5,000	(17)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%)	06/20/2012		200	0
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%)	06/20/2012		200	(1)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012		100	(8)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		6,100	43
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%)	06/20/2017		100	3
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		29,400	109
Goldman Sachs & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%)	06/20/2017		100	0
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%)	06/20/2017		700	18
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%)	06/20/2017		100	1
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%)	06/20/2017		400	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		500	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		500	2
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%	08/20/2011		2,000	63
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		200	(1)
JPMorgan Chase & Co.	Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%)	09/20/2011		200	15
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		1,700	(5)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		700	7
JPMorgan Chase & Co.	Autozone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		100	0
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		3,200	4
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		3,600	105
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%)	09/20/2011		200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%)	09/20/2011		200	0
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		200	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,700	17
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.019%)	06/20/2017		400	3
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017		400	0
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%)	06/20/2011		200	0
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%)	06/20/2011		500	8
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012		200	0
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012		300	1
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		2,100	3
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		100	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009		200	0
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		2,100	70
Morgan Stanley	Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%)	06/20/2012		200	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,500	16
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	03/20/2016		200	0
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009		200	(1)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011		100	(1)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011		200	(2)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012		200	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		200	2
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		900	0
UBS Warburg LLC	BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%)	12/20/2011		200	1
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	06/20/2016		400	4
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,000	11
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012		100	(1)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012		100	(1)

							$557

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	4,800	$(12)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		6,900	(199)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	209
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		10,540	(24)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		14,000	4
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,400	(36)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		800	36
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,000	(26)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		600	27
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		2,500	(1)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		2,500	(2)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		3,600	(106)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		2,300	132
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	800	34
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		4,500	(36)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		600	(3)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		900	0
Royal Bank of Scotland Group PLC	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		1,200	(7)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(15)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	92
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	(12)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	15
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	39
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		300	(14)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,170	937
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,600	(33)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	(3)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		1,600	(6)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		2,800	(13)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		8,900	537
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,500	(28)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(34)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,100	(93)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(8)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(41)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		300	(21)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		3,000	262
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	06/18/2034		2,800	(63)
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(47)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		500	(6)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		800	(59)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	53
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,700	(111)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(75)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,500	138
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,400	272
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	25
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		100	(13)
Citibank N.A.	6-Month GBP-LIBOR	Receive	5.000%	12/16/2019		200	6
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(72)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(51)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	78
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	(7)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,800	(25)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	(183)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		7,800	(683)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(55)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	36
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(104)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,400	(13)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	31
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		1,700	(6)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		200	7
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		600	(69)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	5
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	280,000	(22)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		310,000	(4)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,400,000	(34)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		1,200,000	47
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		60,000	(4)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		100,000	(6)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,500,000	(27)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		200,000	(7)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		800,000	41
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		340,000	28
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		210,000	(19)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,730,000	(105)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		110,000	(12)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		900,000	(4)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,990,000	(38)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		910,000	49
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		500,000	2
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		990,000	(57)
Morgan Stanley	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		40,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,410,000	(21)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,980,000	(85)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		1,300,000	73
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		540,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		270,000	16
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		530,000	(20)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		100,000	(6)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		50,000	(13)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	1,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		4,500	23
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	14
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,600	(10)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		1,000	5
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		4,000	7
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		$1,100	(7)
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,700	149
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		30,000	(150)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		4,100	(6)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		600	(7)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		3,600	44
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		10,400	368
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,000	60
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		9,300	329
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,500	(27)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,400	44
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		24,600	(183)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		8,500	(33)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,100	(20)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		10,000	164
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		2,700	(8)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		21,300	(149)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		300	1

							$932

Interest Rate Cap Swaps

Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Fixed Rate/Premium Amounts	Expiration Date	Notional Amount	Unrealized (Depreciation	)
Deutsche Bank AG	Difference in Constant Maturity Swap 10-Year vs. 2-Year	Cap	0.288%	Pay	5.000%/$21	12/07/2007	$1,700	$(2)

(f) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description		Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures		$112.000	08/24/2007	379	$7	$6
Put - CBOT U.S. Treasury 10-Year Note September Futures		105.000	08/24/2007	246	277	115
Put - OTC Euro-Bund 10-Year Note September Futures	EUR	104.000	08/24/2007	28	1	1

					$285	$122

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007	GBP	3,500	$18	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	09/14/2007		7,000	39	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		4,800	23	2
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		7,000	39	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		3,500	20	0
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.080%	08/13/2007	JPY	130,000	15	7
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.120%	08/13/2007		410,000	43	14
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.080%	08/13/2007		230,000	25	11
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		$9,200	36	15
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		3,200	17	6
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		17,500	113	22
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		18,900	105	23
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		6,900	25	14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		48,000	238	77
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		26,700	162	33
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		19,400	70	38

								$988	$262

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	1,000	$31	$30
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		1,000	31	28
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,400	116	120
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,400	116	110
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$2,000	20	91
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		3,000	100	157
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		3,000	100	25
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		1,600	19	33
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		5,200	182	240
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		5,200	164	55
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	63
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		1,700	45	33
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	132
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		5,100	134	139

						$1,237	$1,256

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 09/01/2037	$101.188	09/06/2007	$30,000	$4	$4
Put - OTC Fannie Mae 5.500% due 07/01/2037	89.125	07/05/2007	5,000	1	0
Put - OTC Fannie Mae 5.500% due 09/01/2037	85.250	09/06/2007	10,000	1	0
Put - OTC Fannie Mae 5.500% due 09/01/2037	85.625	09/06/2007	21,000	2	2
Put - OTC Fannie Mae 5.500% due 09/01/2037	90.000	09/06/2007	26,000	3	2
Put - OTC Fannie Mae 6.500% due 09/01/2037	91.000	09/06/2007	1,000	0	0
Put - OTC Fannie Mae 6.000% due 09/01/2037	92.500	09/06/2007	61,000	7	4

				$18	$12

(g) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.500	08/24/2007	146	$48	$60
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	129	36	34
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	40	5	2

				$89	$96

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007	GBP	1,000	$18	$0
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		2,000	40	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		1,200	23	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		2,000	40	0
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		1,000	20	0
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$10,900	44	23
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		4,000	36	14
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,400	17	7
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		7,600	110	25
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		8,200	99	28
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		3,000	26	15
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,800	250	74
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		11,600	154	36
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		8,100	68	41

								$945	$264

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	2.020	07/27/2007	$2,900	$16	$9

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 08/01/2037	$98.984	07/19/2007	$6,000	$13	$16

(h) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$452	$458	0.22%

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	5.000%	07/01/2037	$32,000	$30,573	$29,985
U.S. Treasury Bonds	4.500%	02/15/2036	6,500	5,767	6,011
U.S. Treasury Notes	3.000%	02/15/2009	300	291	295
U.S. Treasury Notes	4.500%	05/15/2017	5,100	4,849	4,934
U.S. Treasury Notes	4.625%	11/15/2016	9,100	8,854	8,885
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,069	6,191

				$56,403	$56,301

(2)	Market value includes $288 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	6,061	07/2007	$9	$0	$9
Sell		64	07/2007	0	0	0
Buy	BRL	3,548	07/2007	43	0	43
Sell		3,548	07/2007	21	0	21
Buy		4,105	10/2007	97	(2)	95
Sell		1,416	10/2007	0	0	0
Buy		4,569	03/2008	26	(24)	2
Sell	CAD	1,159	08/2007	0	(5)	(5)
Buy	CLP	18,098	11/2007	1	0	1
Buy		8,300	03/2008	0	0	0
Buy	CNY	8,337	08/2007	21	0	21
Buy		7,880	09/2007	21	0	21
Buy		15,578	11/2007	3	0	3
Buy		24,429	01/2008	0	(19)	(19)
Buy		20,561	03/2008	0	(24)	(24)
Buy	DKK	40	09/2007	0	0	0
Sell		12,806	09/2007	0	(8)	(8)
Buy	EUR	311	07/2007	1	0	1
Sell		40,368	07/2007	0	(528)	(528)
Sell	GBP	1,655	08/2007	0	(17)	(17)
Buy	HKD	140	07/2007	0	0	0
Buy	JPY	98,486	07/2007	2	(1)	1
Sell		5,324,589	07/2007	617	(1)	616
Buy	KRW	1,192,738	08/2007	5	0	5
Buy		210,326	09/2007	3	0	3
Buy	MXN	19,571	03/2008	43	0	43
Sell		14,028	03/2008	0	(23)	(23)
Buy	MYR	2,425	09/2007	1	0	1
Buy		9,290	05/2008	0	(76)	(76)
Buy	NOK	3,495	09/2007	10	0	10
Buy	NZD	1,781	07/2007	42	0	42
Sell		10,103	07/2007	0	(114)	(114)
Buy	PLN	102	09/2007	1	0	1
Sell		80	03/2008	0	(1)	(1)
Buy	RUB	1,037	09/2007	1	0	1
Buy		1,394	11/2007	2	0	2
Buy		4,966	12/2007	1	0	1
Buy		100,616	01/2008	67	0	67
Buy	SGD	743	08/2007	0	(8)	(8)
Buy	TWD	15,100	07/2007	4	0	4
Sell		15,100	07/2007	1	0	1
Buy		15,100	08/2007	0	(2)	(2)
Buy	ZAR	216	09/2007	1	0	1

				$1,044	$(853)	$191

See accompanying notes

Schedule of Investments

Global Bond Fund (Unhedged)

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARUBA 0.2%
Mizuho Finance Aruba Ltd.
2.005% due 04/27/2049	JPY	100,000	$821
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	837

Total Aruba (Cost $1,751)			1,658

AUSTRALIA 0.3%
Medallion Trust
5.585% due 07/12/2031		$352	352
Seven Media Group
6.000% due 02/07/2013	AUD	3,200	2,698

Total Australia (Cost $2,912)			3,050

AUSTRIA 0.5%
Austria Government Bond
5.000% due 01/15/2008	EUR	3,000	4,075
5.500% due 01/15/2010		600	831

Total Austria (Cost $3,462)			4,906

CANADA 1.5%
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	1,100	1,029
Honda Canada Finance, Inc.
4.757% due 03/26/2012		12,000	11,290
Province of Ontario Canada
6.200% due 06/02/2031		200	220
Province of Quebec Canada
5.750% due 12/01/2036		900	939

Total Canada (Cost $12,306)			13,478

CAYMAN ISLANDS 2.0%
Foundation Re II Ltd.
12.110% due 11/26/2010		$500	502
Longpoint Re Ltd.
10.609% due 05/08/2010		700	700
Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	100,000	815
2.010% due 12/31/2049		300,000	2,481
8.375% due 12/29/2049		$1,500	1,567
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,854
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,397
Mystic Re Ltd.
11.660% due 12/05/2008		$250	249
14.360% due 12/05/2008		350	347
Pylon Ltd.
8.048% due 12/18/2008	EUR	1,500	2,072
Residential Reinsurance 2005 Ltd.
10.810% due 06/06/2008		$400	387
Residential Reinsurance 2007 Ltd.
13.110% due 06/07/2010		700	701
SHL Corp. Ltd.
1.448% due 12/25/2024	JPY	14,253	116
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	2,031
Vita Capital III Ltd.
6.449% due 01/01/2011		2,300	2,303

Total Cayman Islands (Cost $18,806)			18,522

DENMARK 0.7%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	116	22
Nykredit Realkredit A/S
4.832% due 10/01/2038		10,999	1,882
6.000% due 10/01/2029		806	150
Realkredit Danmark A/S
5.000% due 10/01/2038		25,666	4,394

Total Denmark (Cost $6,432)			6,448

FRANCE 4.1%
Axa S.A.
3.750% due 01/01/2017	EUR	397	773

Credit Agricole S.A.
5.410% due 05/28/2010		$4,300	4,303
France Government Bond
4.000% due 04/25/2009	EUR	560	752
4.000% due 10/25/2009		80	107
4.000% due 04/25/2014		600	786
4.000% due 10/25/2014		3,100	4,047
4.000% due 04/25/2055		400	470
4.750% due 04/25/2035		700	948
5.750% due 10/25/2032		4,100	6,356
French Treasury Notes
3.500% due 01/12/2009		13,800	18,413

Total France (Cost $36,801)			36,955

GERMANY 27.2%
LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	EUR	530	719
Republic of Germany
4.000% due 07/04/2009		2,200	2,951
4.250% due 01/04/2014		26,500	35,251
4.250% due 07/04/2014		40,200	53,410
4.500% due 01/04/2013		3,040	4,104
4.750% due 07/04/2028		1,300	1,765
4.750% due 07/04/2034		4,100	5,582
5.000% due 01/04/2012		3,200	4,409
5.000% due 07/04/2012		5,900	8,146
5.250% due 07/04/2010		15,100	20,848
5.250% due 01/04/2011		15,200	21,040
5.375% due 01/04/2010		1,900	2,623
5.500% due 01/04/2031		6,200	9,292
5.625% due 01/04/2028		35,800	54,026
6.250% due 01/04/2024		5,200	8,278
6.250% due 01/04/2030		3,100	5,065
6.500% due 07/04/2027		5,980	9,929

Total Germany (Cost $249,255)			247,438

ICELAND 0.3%
Glitnir Banki HF
5.829% due 01/18/2012		$1,900	1,912
Kaupthing Bank HF
5.750% due 10/04/2011		900	898

Total Iceland (Cost $2,804)			2,810

IRELAND 1.0%
Atlas Reinsurance PLC
7.922% due 01/10/2010	EUR	2,000	2,746
Bank of Ireland
5.370% due 12/19/2008		$2,400	2,403
Celtic Residential Irish Mortgage Securitisation
4.337% due 06/13/2035	EUR	2,289	3,109
Osiris Capital PLC
10.356% due 01/15/2010		$500	505

Total Ireland (Cost $8,267)			8,763

ITALY 1.5%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	2,470	3,328
4.500% due 05/01/2009		4,150	5,620
Siena Mortgages SpA
4.377% due 12/16/2038		3,484	4,733

Total Italy (Cost $13,012)			13,681

JAPAN 26.1%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,109
Japan Government Bond
1.500% due 03/20/2011	JPY	6,530,000	53,450
1.500% due 03/20/2015		1,800,000	14,385
1.600% due 09/20/2013		1,030,000	8,377
1.600% due 06/20/2014		3,880,000	31,395
1.600% due 09/20/2014		1,530,000	12,354
2.300% due 06/20/2035		2,440,000	19,290
2.400% due 03/20/2034		590,000	4,782
2.500% due 09/20/2035		1,620,000	13,357
2.500% due 06/20/2036		1,770,000	14,534
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		439,560	3,460
1.000% due 06/10/2016		1,511,510	12,015
1.100% due 12/10/2016		4,393,480	35,246
1.200% due 03/10/2017		169,490	1,371
1.200% due 06/10/2017		420,000	3,387
JLOC
1.010% due 01/15/2015		110,000	893
Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	3,639
Sumitomo Mitsui Banking Corp.
1.518% due 12/31/2049	JPY	100,000	817
1.629% due 12/01/2049		200,000	1,646
5.625% due 07/29/2049		$900	859

Total Japan (Cost $258,190)			237,366

JERSEY, CHANNEL ISLANDS 0.9%
Haus Ltd.
4.139% due 12/10/2037	EUR	1,341	1,820
HSBC Capital Funding LP
9.547% due 12/31/2049		$5,400	5,967

Total Jersey, Channel Islands (Cost $7,327)			7,787

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$1,200	1,171

Total Mexico (Cost $1,200)			1,171

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	100,000	820

Total Netherlands Antilles (Cost $851)			820

NETHERLANDS 2.4%
Delphinus BV
4.037% due 04/25/2093	EUR	2,000	2,719
4.385% due 11/28/2031		3,927	5,331
Dutch Mortgage Portfolio Loans BV
4.317% due 11/20/2035		2,175	2,959
Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079		969	1,317
4.253% due 11/02/2035		229	311
4.280% due 07/02/2077		481	652
Generali Finance BV
5.479% due 02/28/2049		900	1,191
Holland Euro-Denominated Mortgage-Backed Series
4.245% due 04/18/2012		416	564
Netherlands Government Bond
3.750% due 07/15/2014		2,700	3,477
5.000% due 07/15/2011		2,100	2,890
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$800	800

Total Netherlands (Cost $19,898)			22,211

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	907	936

Total New Zealand (Cost $421)			936

RUSSIA 0.2%
VTB Capital S.A. for Vneshtorgbank
6.110% due 09/21/2007		$1,500	1,501

Total Russia (Cost $1,500)			1,501

SPAIN 1.7%
Spain Government Bond
4.000% due 01/31/2010	EUR	980	1,310
4.200% due 07/30/2013		2,900	3,845
4.200% due 01/31/2037		1,300	1,598
5.150% due 07/30/2009		6,140	8,415
5.750% due 07/30/2032		30	46

Total Spain (Cost $12,314)			15,214

TUNISIA 0.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	3,209

Total Tunisia (Cost $3,144)			3,209

UNITED KINGDOM 2.4%
Bauhaus Securities Ltd.
4.325% due 10/30/2052	EUR	5,258	7,134
Dolerite Funding PLC
5.640% due 08/20/2032		$176	177
HBOS PLC
5.920% due 09/29/2049		3,900	3,663
Holmes Financing PLC
4.228% due 07/15/2010	EUR	3,200	4,331
Lloyds TSB Bank PLC
5.625% due 07/15/2049		2,410	3,311
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		$2,600	2,602
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	368
XL Capital Europe PLC
6.500% due 01/15/2012		300	308

Total United Kingdom (Cost $19,556)			21,894

UNITED STATES 91.0%
Asset-Backed Securities 1.8%
AFC Home Equity Loan Trust
6.030% due 12/22/2027		$36	36
Amortizing Residential Collateral Trust
5.670% due 10/25/2031		39	39
Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		54	54
Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		49	50
5.720% due 10/27/2032		90	90
5.770% due 03/25/2043		76	76
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		2,300	2,253
Citibank Credit Card Master Trust I
5.750% due 07/16/2009	EUR	1,000	692
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		$36	36
First NLC Trust
5.440% due 02/25/2036		120	120
GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035		148	148
Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		102	103
Quest Trust
5.880% due 06/25/2034		107	107
Residential Asset Mortgage Products, Inc.
5.880% due 06/25/2032		37	37
Residential Asset Securities Corp.
5.420% due 11/25/2035		26	26
5.820% due 07/25/2032		163	163
Saxon Asset Securities Trust
5.590% due 01/25/2032		75	75
SLC Student Loan Trust
5.313% due 02/15/2015		4,700	4,699
SLM Student Loan Trust
3.800% due 12/15/2038		1,200	1,163
Soundview Home Equity Loan Trust
5.420% due 12/25/2035		103	103
Wells Fargo Home Equity Trust
5.440% due 12/25/2035		374	374
5.550% due 10/25/2035		5,089	5,094
5.560% due 11/25/2035		900	902

			16,440

Bank Loan Obligations 0.5%
Ford Motor Co.
8.360% due 11/29/2013		998	1,002
Georgia-Pacific Corp.
7.110% due 12/20/2012		1,975	1,982
HCA, Inc.
7.600% due 11/14/2013		1,895	1,906

			4,890

Corporate Bonds & Notes 9.6%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		500	498
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,796
Amgen, Inc.
5.440% due 11/28/2008		$2,400	2,401
Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,011
AutoZone, Inc.
5.875% due 10/15/2012		800	803
Bank of America N.A.
5.360% due 12/18/2008		3,750	3,752
Boston Scientific Corp.
5.450% due 06/15/2014		400	377
6.000% due 06/15/2011		1,000	996
6.400% due 06/15/2016		1,700	1,654
Charter One Bank N.A.
5.405% due 04/24/2009		4,500	4,506
CMS Energy Corp.
9.875% due 10/15/2007		300	304
CNA Financial Corp.
6.000% due 08/15/2011		800	803
Cox Communications, Inc.
6.750% due 03/15/2011		700	725
CVS Caremark Corp.
5.750% due 08/15/2011		300	300
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		300	294
5.710% due 03/13/2009		3,300	3,307
5.750% due 09/08/2011		400	401
East Lane Re Ltd.
12.355% due 05/06/2011		600	603
Ford Motor Credit Co.
5.625% due 10/01/2008		2,000	1,975
7.250% due 10/25/2011		1,000	963
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	1,000	1,291
5.400% due 12/12/2008		$1,700	1,702
General Motors Acceptance Corp.
6.000% due 04/01/2011		2,600	2,508
7.430% due 12/01/2021		56	56
GMAC LLC
6.610% due 05/15/2009		1,600	1,601
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (j)	CAD	2,200	2,016
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		$2,000	2,004
Health Care Property Investors, Inc.
5.950% due 09/15/2011		300	301
HJ Heinz Finance Co.
6.000% due 03/15/2012		900	904
International Lease Finance Corp.
5.350% due 03/01/2012		1,000	988
Johnson Controls, Inc.
5.250% due 01/15/2011		900	891
JPMorgan & Co., Inc.
2.991% due 02/15/2012		760	787
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,641
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$1,200	1,144
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		1,300	1,256
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		3,300	3,344
Kraft Foods, Inc.
6.250% due 06/01/2012		900	916
Lennar Corp.
5.950% due 10/17/2011		900	888
Loews Corp.
5.250% due 03/15/2016		300	288
Masco Corp.
5.875% due 07/15/2012		300	298
May Department Stores Co.
4.800% due 07/15/2009		300	294
Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		400	400
Mirage Resorts, Inc.
6.750% due 08/01/2007		900	901
Mizuho JGB Investment LLC
9.870% due 12/31/2049		400	416
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		500	515
Morgan Stanley
5.484% due 01/18/2008		2,100	2,102
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	915
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		1,000	960
NiSource Finance Corp.
5.400% due 07/15/2014		300	289
Reynolds American, Inc.
6.060% due 06/15/2011		400	402
Ryder System, Inc.
3.500% due 03/15/2009		1,000	965
Sara Lee Corp.
6.250% due 09/15/2011		900	917
SB Treasury Co. LLC
9.400% due 12/29/2049		2,900	3,001
Sealed Air Corp.
6.950% due 05/15/2009		800	820
State Street Capital Trust IV
6.355% due 06/15/2037		2,400	2,418
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		2,800	2,917
Toyota Motor Credit Corp.
5.330% due 10/12/2007		7,300	7,302
Viacom, Inc.
5.750% due 04/30/2011		2,000	1,999
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		2,400	2,400
World Savings Bank FSB
5.396% due 05/08/2009		4,700	4,703

			86,929

Mortgage-Backed Securities 6.3%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,434	1,407
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,403	3,334
Bear Stearns Alt-A Trust
5.824% due 11/25/2036		5,761	5,770
5.959% due 02/25/2036		3,535	3,546
Citicorp Real Estate, Inc.
7.430% due 01/01/2024		23	23
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		7,883	7,777
Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035		3,697	3,710
5.650% due 02/25/2035		745	748
CS First Boston Mortgage Securities Corp.
5.631% due 05/25/2032		31	31
6.500% due 04/25/2033		132	132
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,209	2,186
Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047		587	587
HSI Asset Securitization Corp. Trust
5.380% due 05/25/2037 (a)		1,300	1,300
JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,369
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		223	222
Mellon Residential Funding Corp.
5.760% due 12/15/2030		1,009	1,013
Residential Accredit Loans, Inc.
5.530% due 04/25/2046		485	485
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		108	108
Sequoia Mortgage Trust
5.670% due 10/19/2026		608	608
5.670% due 07/20/2033		1,261	1,267
Structured Asset Mortgage Investments, Inc.
5.610% due 07/19/2034		335	335
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020		9,500	9,503
5.572% due 10/15/2048		4,300	4,211
Washington Mutual, Inc.
5.094% due 10/25/2032		104	104
5.550% due 04/25/2045		1,923	1,927
5.580% due 11/25/2045		772	775
5.630% due 01/25/2045		913	915
5.860% due 12/25/2027		2,670	2,671

			57,064

Municipal Bonds & Notes 0.5%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.224% due 01/01/2014		270	274
Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033		400	402
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		285	291
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		765	755
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027		900	926
Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013		370	365
New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017		200	210
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013		1,400	1,415

			4,741

		Shares
Preferred Stocks 0.3%
DG Funding Trust
7.600% due 12/31/2049		130	1,354
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		900	907

			2,261

		Principal Amount (000s)
Commodity Index-Linked Notes 0.3%
Morgan Stanley
0.000% due 07/07/2008		$3,000	2,983

U.S. Government Agencies 69.6%
Fannie Mae
0.000% due 06/01/2017		30,300	17,615
4.190% due 11/01/2034		7,476	7,414
4.950% due 12/01/2034		1,158	1,144
5.000% due 07/01/2018 - 03/01/2036		17,002	15,885
5.500% due 10/01/2017 - 08/01/2037		258,108	249,370
6.000% due 02/01/2036 - 07/01/2037		262,481	259,661
6.470% due 09/25/2012		1,000	1,050
6.500% due 06/01/2034 - 07/01/2037		32,012	32,325
6.569% due 03/01/2024		23	24
7.438% due 11/01/2023		13	14
9.000% due 04/01/2016		13	13
15.750% due 12/01/2011		1	1
Federal Farm Credit Bank
7.530% due 04/15/2009		475	494
Federal Home Loan Bank
4.300% due 05/12/2008		10,000	9,917
5.500% due 03/19/2009		6,000	6,001
5.750% due 08/15/2011		500	509
Federal Housing Administration
7.400% due 02/01/2021		271	272
Freddie Mac
4.500% due 02/15/2020		10,243	9,879
5.000% due 12/15/2031		3,600	3,379
5.670% due 12/15/2030		678	680
6.227% due 10/25/2044		6,484	6,545
7.190% due 02/01/2029		426	432
7.256% due 05/01/2023		79	79
Ginnie Mae
4.750% due 09/20/2022 - 09/20/2023		112	113
5.250% due 01/20/2030		112	113
5.380% due 05/20/2022 - 05/20/2030		301	305
5.750% due 07/20/2022 - 09/20/2026		86	87
5.920% due 02/16/2030		303	307
6.000% due 08/20/2034		4,147	3,951
6.130% due 12/20/2023 - 12/20/2026		92	94
6.380% due 02/20/2024		184	186
8.500% due 12/15/2029 - 02/15/2031		282	303
Small Business Administration
6.640% due 02/01/2011		380	387
7.640% due 03/01/2010		63	65
Tennessee Valley Authority
5.880% due 04/01/2036		3,900	4,073
7.140% due 05/23/2012		1,000	1,079

			633,766

U.S. Treasury Obligations 2.1%
U.S. Treasury Bonds
4.500% due 02/15/2036		1,500	1,359
8.125% due 05/15/2021		1,690	2,173
8.875% due 02/15/2019		6,000	7,937
U.S. Treasury Strips
0.000% due 02/15/2019		11,200	6,154
0.000% due 08/15/2024		3,500	1,427

			19,050

Total United States (Cost $834,288)			828,124

SHORT-TERM INSTRUMENTS 13.4%
Certificates of Deposit 4.6%
Barclays Bank PLC
5.281% due 03/17/2008		7,100	7,101
BNP Paribas
5.270% due 09/23/2008		10,200	10,197
Countrywide Funding Corp.
5.350% due 08/16/2007		4,700	4,700
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		10,200	10,199
Societe Generale NY
5.270% due 03/26/2008		10,200	10,198

			42,395

Commercial Paper 6.1%
Danske Corp.
5.205% due 10/12/2007		20,000	19,784
Freddie Mac
4.800% due 07/02/2007		19,000	19,000
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		300	300
UBS Finance Delaware LLC
5.245% due 10/23/2007		16,600	16,414

			55,498

Tri-party Repurchase Agreements 0.6%
State Street Bank and Trust Co.
4.900% due 07/02/2007		5,342	5,342
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 5.400% due 09/18/2008 valued at $5,449. Repurchase proceeds are $5,344.)

U.S. Treasury Bills 2.1%
4.567% due 08/30/2007 - 09/13/2007 (b)(c)(d)(f)		19,110	18,908

Total Short-Term Instruments (Cost $122,185)			122,143

Purchased Options (h) 0.8% (Cost $10,986)			7,219
Total Investments (e) 178.8% (Cost $1,647,668)			$1,627,304
Written Options (i) (0.1%) (Premiums $4,689)			(1,239)
Other Assets and Liabilities (Net) (78.7%)			(716,040)

Net Assets 100.0%			$910,025

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $5,934 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $2,967 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $35,668 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $5,699 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor September Futures	Long	09/2008	33	$(2)
90-Day Eurodollar December Futures	Long	12/2007	44	(52)
90-Day Eurodollar March Futures	Long	03/2008	3,696	(1,835)
90-Day Eurodollar September Futures	Long	09/2007	87	(88)
90-Day Eurodollar September Futures	Long	09/2008	499	206
90-Day Euroyen December Futures	Long	12/2007	687	(130)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	472	72
Euro-Bobl 5-Year Note September Futures Put Options Strike @ EUR 102.750	Long	09/2007	247	(2)
Euro-Bobl 5-Year Note September Futures Put Options Strike @ EUR 104.000	Long	09/2007	97	1
Euro-Bund 10-Year Note September Futures	Long	09/2007	874	(543)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 104.000	Long	09/2007	243	0
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	638	8
Japan Government 10-Year Bond September Futures	Long	09/2007	34	(180)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	64	42
U.S. Treasury 10-Year Note September Futures	Short	09/2007	775	(639)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	181	190
United Kingdom 10-Year Note September Futures	Short	09/2007	41	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	139	(309)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	75	(161)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	132	(264)

				$(3,683)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016	EUR	6,100	$(5)
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		2,300	0
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%)	06/20/2012		600	(2)
Deutsche Bank AG	Kelda Group PLC 6.625% due 04/17/2031	Buy	(0.210%)	06/20/2012		600	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%)	06/20/2012		600	2
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		5,300	(7)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%)	06/20/2012		600	0
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%)	06/20/2012		900	(4)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%)	06/20/2012		1,000	0
Goldman Sachs & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		600	0
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		700	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%)	12/20/2016		3,900	(6)
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%)	06/20/2012		800	0
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	259,000	10
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%	06/20/2008		$3,000	(1)
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%	06/20/2008		2,900	0
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009		300	0
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.462%)	06/20/2012		300	(2)
Bank of America	Loews Corp. 8.875% due 04/15/2011	Buy	(0.120%)	06/20/2012		400	1
Bank of America	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.459%)	06/20/2012		500	(2)
Bank of America	Noble Corp. 5.875% due 06/01/2013	Buy	(0.542%)	06/20/2012		300	(2)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		30,400	335
Bank of America	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		800	4
Bank of America	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.485%)	06/20/2017		1,400	(2)
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.600%)	06/20/2017		400	16
Bank of America	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.630%)	06/20/2017		300	12
Barclays Bank PLC	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.110%)	03/20/2009		1,000	1
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	06/20/2009		900	(1)
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%)	03/20/2012		1,000	(1)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012		400	0
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%)	06/20/2012		600	2
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		300	(1)
Barclays Bank PLC	Wyeth 5.500% due 03/15/2013	Buy	(0.100%)	06/20/2012		1,100	1
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		2,000	22
Barclays Bank PLC	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.470%)	06/20/2017		400	0
Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2017		41,000	(186)
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.895%)	06/20/2017		600	4
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010		300	(3)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011		800	(6)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		800	(3)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		1,000	0
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012		700	(1)
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%)	06/20/2012		2,000	(10)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012		1,000	7
Bear Stearns & Co., Inc.	Nisource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%)	09/20/2014		300	(2)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%)	03/20/2016		300	(2)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		800	(13)
Citibank N.A.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.550%)	06/20/2017		700	(3)
Credit Suisse First Boston	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011		900	(3)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%)	06/20/2012		300	(1)
Credit Suisse First Boston	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		13,700	27
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%	06/20/2008		1,400	(1)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%	06/20/2008		3,000	(1)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		3,700	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.135%	06/20/2008		4,800	(2)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.140%	06/20/2008		2,400	(1)
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	09/20/2011		1,100	(9)
Deutsche Bank AG	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%)	06/20/2012		200	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%)	06/20/2014		500	(2)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%)	06/20/2014		400	7
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%)	12/20/2014		400	3
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%)	06/20/2017		400	1
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%	09/20/2010		500	10
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%)	06/20/2012		900	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		26,000	(59)
Goldman Sachs & Co.	Duke Energy Corp. 6.250% due 01/15/2012	Buy	(0.090%)	06/20/2012		900	2
Goldman Sachs & Co.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.410%)	06/20/2012		1,800	(5)
Goldman Sachs & Co.	SLM Corp. 5.125% due 08/27/2012	Sell	0.700%	06/20/2012		600	(46)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		28,100	260
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(1.330%)	06/20/2017		400	11
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		151,600	662
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.200%)	06/20/2017		400	10
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%)	06/20/2017		1,800	(2)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		2,700	2
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011		300	(3)
JPMorgan Chase & Co.	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%)	12/20/2011		900	12
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		11,800	(32)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		2,100	23
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.600%)	06/20/2017		400	2
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		6,700	8
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012		4,600	(20)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	03/20/2008		1,000	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010		1,000	2
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%)	06/20/2010		1,000	(2)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		8,100	236
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011		6,600	211
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		3,100	101
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%)	09/20/2011		900	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		8,900	87
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.990%)	06/20/2017		1,900	1
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		1,984	15
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%)	06/20/2011		1,000	2
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%)	06/20/2011		2,600	43
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%	08/20/2011		9,000	284
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012		1,000	1
Merrill Lynch & Co., Inc.	Multiple Reference Entities of Gazprom	Sell	0.610%	05/20/2012		1,200	3
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%)	06/20/2012		1,400	(1)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		9,200	12
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		200	0
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		10,912	82
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%)	09/20/2010		200	(12)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%)	03/20/2011		700	(1)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011		300	(4)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		6,500	215
Morgan Stanley	Lockheed Martin Corp. 7.650% due 05/01/2016	Buy	(0.089%)	06/20/2012		900	1
Morgan Stanley	Progress Energy, Inc. 5.625% due 01/15/2016	Buy	(0.105%)	06/20/2012		800	1
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012		300	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		9,400	102
Morgan Stanley	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		18,800	22
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	06/20/2009		1,000	(4)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	03/20/2016		1,600	3
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011		300	(1)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%)	09/20/2011		400	(6)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%)	12/20/2011		900	(8)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012		1,900	(2)
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%	06/20/2008		1,100	0
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%)	06/20/2016		1,900	17
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		4,700	51
UBS Warburg LLC	Centex Corp. 5.250% due 06/15/2015	Buy	(1.290%)	06/20/2017		600	18
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.540%)	06/20/2017		1,700	98
UBS Warburg LLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.060%)	06/20/2017		1,000	7
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%)	06/20/2012		300	(2)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012		600	(5)

							$2,574

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	23,700	$(61)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		38,900	(1,132)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	1,206
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		52,430	(122)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		41,200	36
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		19,700	(10)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		22,800	(15)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		30,000	(829)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		20,000	1,107
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	2,300	98
Deutsche Bank AG	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		20,400	(163)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		8,200	(1)
Royal Bank of Scotland Group PLC	3-Month Canadian Bank Bill	Receive	5.000%	06/20/2017		5,400	(30)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	1,400	(108)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		17,000	248
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		2,300	(56)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		9,000	122
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		27,100	2,771
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		27,700	2,497
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		39,200	2,032
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,300	22
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(15)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	12/15/2011		18,200	351
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		3,000	(20)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.080%	06/15/2012		10,800	(42)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		12,900	(59)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,500	1,239
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	6.000%	06/18/2034		500	(5)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		2,300	(156)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		6,700	(124)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		20	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		600	(6)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		15,900	740
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		1,400	(7)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(31)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	134
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		7,100	439
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	06/18/2034		7,200	(163)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	(5)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,400	(251)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		14,200	223
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(407)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,500	(192)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		41,600	592
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		16,300	1,265
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	4.250%	06/12/2036		1,000	(219)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		2,200	(293)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		9,100	(573)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	(230)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		6,500	217
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		27,400	(1,006)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		12,300	(789)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	09/20/2012		7,300	(23)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,400	(752)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		8,000	(540)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(95)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,600	190
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,900	(508)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		18,700	(98)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,500	162
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,200	(799)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	2,110,000	(164)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,990,000	(26)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		9,700,000	(137)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		4,900,000	191
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		600,000	(37)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		7,700,000	(138)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.035%	05/18/2010		360,000	(62)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		2,000,000	(65)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		3,900,000	200
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	86
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		1,030,000	(93)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		8,310,000	(506)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		755,000	(43)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,200,000	(17)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		10,640,000	(200)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		4,540,000	245
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		1,900,000	(2)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		4,730,000	(273)
Morgan Stanley	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		100,000	(9)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		5,120,000	(80)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,310,000	(564)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		6,500,000	365
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		770,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		1,160,000	63
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		2,320,000	(123)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		630,000	(37)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		240,000	(63)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	7,500	13
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		22,000	112
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		11,000	51
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		46,600	(51)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	14
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		16,000	27
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$17,200	(86)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,100	77
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		21,800	24
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	1,478
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		51,900	1,834
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		22,000	1,295
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,800	319
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		345,100	(1,848)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		15,200	537
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		3,700	46
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		28,300	1,001
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(637)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,500	30
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		73,200	2,589
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		7,800	246
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		6,100	193
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		188,300	(1,339)
Morgan Stanley	3-Month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(474)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2037		500	(13)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		18,800	428
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		68,100	2,763
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		41,900	127
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		23,100	372

							$13,393

Interest Rate Cap Swaps

Counterparty	Floating Rate Index	Cap Rate	Pay/Receive Floating Rate	Fixed Rate/ Premium Amounts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Difference in Constant Maturity Swap 10-Year vs. 2-Year	0.288%	Pay	$101	12/07/2007	$8,100	$(10)
Goldman Sachs & Co.	Difference in Constant Maturity Swap 10-Year vs. 2-Year	0.288%	Pay	102	12/07/2007	8,500	18

							$8

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$109.000	08/24/2007	667	$13	$31
Call - CBOT U.S. Treasury 10-Year Note September Futures	110.500	08/24/2007	840	16	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/24/2007	1,184	22	19
Call - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/24/2007	266	5	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	313	353	147
Put - CBOT U.S. Treasury 30-Year Bond September Futures	91.000	08/24/2007	180	3	3

				$412	$204

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007	GBP	17,500	$90	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	09/14/2007		42,000	237	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		22,800	108	11
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		35,000	197	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		3,500	20	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		12,000	47	5
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.080%	08/13/2007	JPY	280,000	32	14
Put - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.120%	08/13/2007		1,790,000	186	62
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.080%	08/13/2007		1,010,000	110	50
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$34,000	138	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		62,100	241	100
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		78,500	509	96
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		112,900	255	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		216,400	1,073	347
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		220,500	1,422	272

								$4,665	$957

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	7,900	$236	$266
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		7,900	236	198
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		4,400	134	133
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		4,400	134	125
Call - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	113
Put - OTC Euro versus U.S. dollar		1.367	05/19/2010		2,100	101	89
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	85
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,700	80	78
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$9,800	98	444
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		15,000	500	783
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		15,000	500	125
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		8,100	98	168
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		22,900	802	1,057
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		22,900	721	244
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,100	295	411
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		11,100	295	213
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		20,600	542	533
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		20,600	542	562
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	192	303
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,000	147	100

						$5,834	$6,030

Options on Securities

Description		Strike Price	Expiration Date		Notional Amount	Cost	Value
Put - OTC DBR 4.250% due 07/01/2014	EUR	91.180	08/24/2007	EUR	30,000	$4	$4
Call - OTC Fannie Mae 5.000% due 09/01/2037		$102.438	09/06/2007		$46,100	5	1
Put - OTC Fannie Mae 5.500% due 07/01/2037		89.000	07/05/2007		90,000	11	0
Put - OTC Fannie Mae 5.500% due 07/01/2037		89.500	07/05/2007		39,000	5	0
Put - OTC Fannie Mae 5.500% due 08/01/2037		88.500	08/07/2007		12,000	1	0
Put - OTC Fannie Mae 5.500% due 09/01/2037		85.250	09/06/2007		73,500	9	0
Put - OTC Fannie Mae 6.000% due 09/01/2037		92.500	09/06/2007		342,800	40	23

						$75	$28

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.500	08/24/2007	340	$111	$138
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	266	74	71

				$185	$209

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007	GBP	5,000	$92	$0
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		12,000	239	0
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		5,700	107	5
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		10,000	201	0
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		1,000	20	0
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		3,000	46	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$15,000	132	1
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		49,300	201	105
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		27,000	242	97
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		34,100	493	111
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		18,800	218	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		94,100	1,129	337
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		87,500	1,251	267

								$4,371	$926

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	$2.020	07/27/2007	$13,500	$73	$44

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 08/01/2037	$98.984	07/19/2007	$28,000	$60	$60

(j) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,991	$2,016	0.22%

(k) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	07/01/2037	$58,000	$55,137	$54,348
U.S. Treasury Notes	4.250%	11/15/2013	25,200	24,243	24,420
U.S. Treasury Notes	4.500%	11/15/2015	29,000	27,598	28,165
U.S. Treasury Notes	4.500%	02/15/2016	2,500	2,382	2,458
U.S. Treasury Notes	4.500%	05/15/2017	128,600	122,418	124,268
U.S. Treasury Notes	4.625%	02/15/2017	22,900	22,026	22,626
U.S. Treasury Notes	4.875%	05/31/2011	100	99	100
U.S. Treasury Notes	5.125%	05/15/2016	32,100	31,939	32,577

				$285,842	$288,962

(2)	Market value includes $2,044 of interest payable on short sales.

(l) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	AUD	29,592	07/2007	$39	$0	$39
Buy	BRL	13,165	07/2007	160	0	160
Sell		13,165	07/2007	76	0	76
Buy		19,250	10/2007	392	(6)	386
Sell		6,590	10/2007	0	(1)	(1)
Buy		19,809	03/2008	201	(84)	117
Sell	CAD	167	07/2007	1	0	1
Buy		3,151	08/2007	13	0	13
Buy	CLP	66,358	11/2007	5	0	5
Sell		83,585	03/2008	0	0	0
Buy	CNY	45,620	08/2007	116	0	116
Buy		36,587	09/2007	99	0	99
Buy		82,336	11/2007	20	0	20
Buy		113,046	01/2008	0	(96)	(96)
Sell		19,052	01/2008	0	(3)	(3)
Buy		106,826	03/2008	0	(124)	(124)
Buy	DKK	6,525	09/2007	4	0	4
Buy	EUR	174,559	07/2007	2,257	0	2,257
Sell		4,322	07/2007	0	(44)	(44)
Buy	GBP	31,599	08/2007	313	0	313
Buy	HKD	417	07/2007	0	0	0
Sell		1,019	07/2007	0	0	0
Sell		1,019	08/2007	0	0	0
Buy	INR	4,488	11/2007	0	0	0
Buy	JPY	7,447,066	07/2007	0	(817)	(817)
Sell		1,269,293	07/2007	4	(17)	(13)
Buy	KRW	476,591	07/2007	1	0	1
Buy		3,875,812	08/2007	12	0	12
Buy		895,425	09/2007	12	0	12
Buy	MXN	99,312	03/2008	223	(1)	222
Sell		68,072	03/2008	0	(110)	(110)
Buy	MYR	19,944	09/2007	7	0	7
Buy		33,100	05/2008	0	(263)	(263)
Buy	NOK	16,737	09/2007	48	0	48
Buy	NZD	8,767	07/2007	207	0	207
Sell		52,389	07/2007	0	(607)	(607)
Buy	PLN	371	09/2007	3	0	3
Sell		226	03/2008	0	(3)	(3)
Buy	RUB	9,320	09/2007	7	0	7
Buy		9,554	11/2007	13	0	13
Buy		486,902	01/2008	331	0	331
Buy	SEK	56,961	09/2007	100	0	100
Buy	SGD	100	07/2007	0	(1)	(1)
Buy		3,794	08/2007	0	(43)	(43)
Sell		958	08/2007	2	0	2
Buy	TWD	60,988	07/2007	16	0	16
Buy		60,988	08/2007	0	(7)	(7)
Buy	ZAR	2,858	09/2007	8	0	8

				$4,690	$(2,227)	$2,463

See accompanying notes

Schedule of Investments

GNMA Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 124.9%
Fannie Mae
4.500% due 02/01/2020	$7,272	$6,906
5.000% due 01/01/2018 - 01/01/2037	6,953	6,611
5.500% due 07/01/2037 - 08/01/2037	13,000	12,538
5.670% due 07/01/2011	5,683	5,717
5.797% due 03/01/2018	14	14
6.500% due 07/01/2037	1,000	1,009
9.000% due 07/01/2018	10	11
Federal Housing Administration
8.137% due 09/01/2040	47	47
Freddie Mac
5.000% due 12/01/2035	4,872	4,579
5.246% due 06/01/2030	29	29
5.500% due 05/01/2037	4,000	3,859
5.831% due 05/01/2019	13	13
6.676% due 05/01/2031	11	11
7.500% due 08/15/2029 (a)	35	8
Ginnie Mae
3.500% due 02/20/2026	8,324	8,237
4.500% due 08/20/2033	1,879	1,720
4.750% due 08/20/2025	15	15
5.000% due 07/20/2035 - 07/01/2037	17,374	16,460
5.250% due 02/20/2030	1,490	1,503
5.375% due 06/20/2021 - 05/20/2032	13,335	13,495
5.500% due 04/15/2025 - 07/01/2037	134,293	130,827
5.520% due 01/16/2031 - 02/16/2032	4,280	4,292
5.570% due 08/16/2032	945	949
5.620% due 12/16/2026 - 08/16/2031	825	829
5.625% due 03/20/2018	14	14
5.720% due 06/16/2027&	644	646
5.750% due 07/20/2018	7	7
5.820% due 07/16/2028	160	162
5.870% due 04/16/2032	310	314
5.875% due 05/20/2016 - 05/16/2027	106	106
5.970% due 05/16/2029 - 06/20/2030	648	653
6.000% due 06/15/2009 - 07/01/2037	107,300	106,785
6.125% due 12/20/2017 - 10/20/2030	18	18
6.375% due 02/20/2024 - 03/20/2027	1,041	1,050
6.500% due 02/20/2018 - 09/15/2036	17,953	18,250
7.500% due 10/15/2022 - 06/15/2033	5,394	5,579
Small Business Administration
7.449% due 08/01/2010	38	39

Total U.S. Government Agencies (Cost $356,511)		353,302

MORTGAGE-BACKED SECURITIES 0.1%
CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	98	98
Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	203	203

Total Mortgage-Backed Securities (Cost $301)		301

ASSET-BACKED SECURITIES 0.6%
Amortizing Residential Collateral Trust
5.610% due 07/25/2032	19	19
Centex Home Equity
5.620% due 01/25/2032	42	42
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	82	82
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,853	1,501
Home Equity Asset Trust
5.920% due 11/25/2032	3	2
Saxon Asset Securities Trust
5.840% due 08/25/2032	16	16
Structured Asset Securities Corp.
5.610% due 01/25/2033	86	86

Total Asset-Backed Securities (Cost $1,777)		1,748

SHORT-TERM INSTRUMENTS 1.0%
Commercial Paper 0.5%
UBS Finance Delaware LLC
5.350% due 10/23/2007	1,300	1,300

U.S. Treasury Bills 0.5%
4.600% due 08/30/2007 - 09/13/2007 (b)(c)(f)	1,565	1,548

Total Short-Term Instruments (Cost $2,850)		2,848

Total Investments (d) 126.6% (Cost $361,439)		$358,199
Other Assets and Liabilities (Net) (26.6%)		(75,314)

Net Assets 100.0%		$282,885

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $1,236 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $47 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) The average amount of borrowing outstanding during the period ended June 30, 2007 was $3,568 at a weighted average interest rate of 5.300%. On June 30, 2007, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $312 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	328	$(189)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	97	87

				$(102)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%)	06/28/2046	$1,000	$307
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	2,000	21
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	500	(4)
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%)	10/08/2046	2,000	625
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	06/25/2038	1,500	703
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	1,500	590
UBS Warburg LLC	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	2,000	(5)

						$2,237

Credit Default Swaps (Asset-Backed Indices)

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	$250	$(23)
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-1	Buy	(2.670%)	07/25/2045	6,000	80
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	6,000	211
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	2,500	(219)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	4,500	(178)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	2,500	191
Morgan Stanley	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	6,000	(236)

						$(174)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate		Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-Month USD- LIBOR	Pay		5.000%	06/20/2014	$4,300	$(152)
Lehman Brothers, Inc.	3-Month USD- LIBOR	Pay		5.000%	06/20/2014	6,100	(216)
Lehman Brothers, Inc.	3-Month USD- LIBOR	Receive		5.000%	12/19/2017	3,500	(27)
Lehman Brothers, Inc.	3-Month USD- LIBOR with 6.940% interest rate cap	Receive	Premium amount of $	316	07/01/2011	8,000	(292)
Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive		5.000%	12/19/2017	4,000	(27)

							$(714)

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	07/01/2037	$15,000	$14,912	$14,838
Freddie Mac	5.500%	07/01/2037	4,000	3,853	3,858
Ginnie Mae	5.500%	07/01/2037	8,000	7,772	7,764
Ginnie Mae	6.500%	07/01/2037	11,000	11,183	11,174

				$37,720	$37,634

See accompanying notes

Schedule of Investments

High Yield Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 8.9%
AES Corp.
7.180% due 04/30/2010		$6,000	$6,015
Amadeus Global Travel Distribution S.A.
7.310% due 04/08/2012		3,909	3,936
7.830% due 04/08/2013		1,902	1,916
8.580% due 04/08/2014		1,879	1,898
Biomet, Inc.
6.000% due 03/08/2008		30,000	30,075
Centennial Cellular Operating Co. LLC
7.350% due 02/09/2011		8,091	8,141
7.360% due 01/20/2011		626	630
Community Health Corp.
4.000% due 07/02/2014		829	831
5.000% due 07/02/2014		12,571	12,600
7.000% due 04/10/2008		43,000	42,892
Delphi Corp.
7.625% due 12/31/2007		1,000	1,006
8.125% due 12/31/2007		11,000	11,033
Ferrellgas Partners LP
7.240% due 08/01/2010 (j)		26,000	26,686
Ford Motor Co.
8.360% due 11/29/2013		29,676	29,832
Harrah’s Entertainment, Inc.
7.500% due 03/09/2008		40,000	39,800
HCA, Inc.
7.600% due 11/14/2013		17,706	17,804
Headwaters, Inc.
7.360% due 04/30/2011		7,681	7,703
HealthSouth Corp.
7.850% due 02/02/2013		26,091	26,228
7.860% due 02/02/2013		418	420
Hertz Corp.
5.360% due 12/21/2012		1,000	1,006
7.090% due 12/20/2012		2,187	2,200
7.090% due 12/21/2012		340	342
7.110% due 12/21/2012		3,059	3,080
Ineos Group Holdings PLC
7.571% due 10/07/2012		1,888	1,902
7.580% due 10/07/2012		12,332	12,374
7.580% due 10/07/2013		1,238	1,247
8.080% due 10/07/2014		1,238	1,252
Intelsat Bermuda Ltd.
7.860% due 02/15/2014		20,750	20,797
JSG Holding PLC
7.725% due 11/29/2013		700	704
8.225% due 11/29/2014		700	704
Lear Corp.
8.000% due 06/27/2014		15,500	15,378
Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012		15,921	15,978
Northwest Airlines, Inc.
7.340% due 08/22/2008		4,500	4,507
Novelis, Inc.
4.000% due 05/25/2008		13,200	13,230
NTL Investment
7.356% due 01/06/2013		3,000	3,016
Nycomed
7.000% due 12/20/2014		4,500	4,490
8.000% due 12/20/2015		4,500	4,509
Primedia, Inc.
7.570% due 09/30/2013		1,990	1,987
Rite Aid Corp.
9.000% due 11/08/2013		16,000	15,920
Riverdeep Interactive
12.060% due 12/21/2014		5,506	5,520
Roundy’s Supermarket, Inc.
8.070% due 10/27/2011		27	27
8.110% due 11/01/2011		10,589	10,681
Sandridge Energy, Inc.
8.975% due 04/01/2015		13,500	13,837
SLM Corp.
6.000% due 06/30/2008		35,300	35,123
Telesat Canada, Inc.
2.620% due 02/14/2008		27,500	27,513
Thompson Learning, Inc.
5.000% due 06/27/2014		28,700	28,365
Tribune Co.
7.875% due 05/30/2009		11,075	11,095
8.375% due 05/30/2014		18,525	18,131
Univision Communications, Inc.
6.250% due 09/15/2014		1,148	1,133
7.605% due 09/15/2014		17,852	17,632
Verso Paper Holdings LLC
11.606% due 02/01/2013		2,200	2,210
VNU/Nielson Finance LLC
7.607% due 08/08/2013		5,473	5,512
VWR International, Inc.
7.000% due 05/30/2008		30,000	30,038
Weather Investments II SARL
10.978% due 10/26/2014		3,000	3,142
Wind Acquisition Finance S.A.
12.609% due 12/21/2011		6,721	6,767
Worldspan LP
8.606% due 12/07/2013		1,000	1,005
8.610% due 12/07/2013		995	1,000
12.350% due 12/07/2014		1,000	1,005

Total Bank Loan Obligations (Cost $611,520)			613,805

CORPORATE BONDS & NOTES 77.9%
Banking & Finance 9.4%
AES Ironwood LLC
8.857% due 11/30/2025		47,705	53,191
AES Red Oak LLC
8.540% due 11/30/2019		14,349	15,712
Bluewater Finance Ltd.
10.250% due 02/15/2012		30,715	32,174
Buffalo Thunder Development Authority
9.375% due 12/15/2014		2,650	2,663
C10 Capital SPV Ltd.
6.722% due 12/31/2049		10,500	10,250
Chukchansi Economic Development Authority
8.000% due 11/15/2013		675	692
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012		33	35
Ferrellgas Escrow LLC
6.750% due 05/01/2014		1,880	1,791
Ford Motor Credit Co.
7.800% due 06/01/2012		66,109	64,556
8.000% due 12/15/2016		64,945	62,308
Forest City Enterprises, Inc.
7.625% due 06/01/2015		10,525	10,657
General Motors Acceptance Corp.
6.000% due 04/01/2011		9,412	9,079
6.875% due 08/28/2012		21,890	21,416
7.000% due 02/01/2012		19,400	19,045
7.250% due 03/02/2011		15,000	14,963
8.000% due 11/01/2031		32,700	33,529
GMAC LLC
6.625% due 05/15/2012		13,400	12,953
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		15,700	16,328
K&F Acquisition, Inc.
7.750% due 11/15/2014		12,950	13,792
KRATON Polymers LLC
8.125% due 01/15/2014		21,795	21,359
Mirage Resorts, Inc.
7.250% due 08/01/2017		7,625	7,511
NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025		13,340	13,540
Petroleum Export Ltd. II
6.340% due 06/20/2011		17,540	17,192
Petroplus Finance Ltd.
6.750% due 05/01/2014		5,650	5,466
7.000% due 05/01/2017		4,770	4,615
Rotech Healthcare, Inc.
9.500% due 04/01/2012		54,257	51,544
Sally Holdings LLC
9.250% due 11/15/2014		11,000	11,083
Tenneco, Inc.
8.625% due 11/15/2014		13,895	14,381
10.250% due 07/15/2013		18,830	20,336
TNK-BP Finance S.A.
6.625% due 03/20/2017		9,200	8,936
7.500% due 07/18/2016		14,750	15,244
Universal City Development Partners
11.750% due 04/01/2010		3,000	3,188
Universal City Florida Holding Co. I
8.375% due 05/01/2010		7,900	8,117
10.106% due 05/01/2010		1,133	1,161
Ventas Realty LP
6.750% due 04/01/2017		13,750	13,647
7.125% due 06/01/2015		9,475	9,593
Wilmington Trust Co.
10.210% due 01/01/2009 (j)		84	84
10.732% due 01/01/2013 (j)		4,960	5,163
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		14,570	16,792
Yankee Acquisition Corp.
8.500% due 02/15/2015		8,000	7,800

			651,886

Industrials 55.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015		6,075	5,346
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		17,465	16,766
Actuant Corp.
6.875% due 06/15/2017		13,850	13,781
Albertson’s, Inc.
6.570% due 02/23/2028		500	430
7.450% due 08/01/2029		25,175	24,680
7.750% due 06/15/2026		5,500	5,575
Allied Waste North America, Inc.
7.250% due 03/15/2015		38,576	38,383
7.875% due 04/15/2013		26,553	26,984
American Stores Co.
8.000% due 06/01/2026		12,400	13,117
AmeriGas Partners LP
7.125% due 05/20/2016		42,470	41,939
7.250% due 05/20/2015		24,520	24,397
Aramark Corp.
8.500% due 02/01/2015		49,330	50,440
Arco Chemical Co.
10.250% due 11/01/2010		1,445	1,568
Armor Holdings, Inc.
8.250% due 08/15/2013		6,490	6,863
ArvinMeritor, Inc.
8.125% due 09/15/2015		22,510	21,919
8.750% due 03/01/2012		23,230	23,578
Berry Plastics Holding Corp.
8.875% due 09/15/2014		8,975	9,132
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		44,525	45,304
Bowater Canada Finance
7.950% due 11/15/2011		19,215	18,182
Buhrmann U.S., Inc.
7.875% due 03/01/2015		13,790	13,652
8.250% due 07/01/2014		14,890	15,039
C8 Capital SPV Ltd.
6.640% due 12/31/2049		8,800	8,673
Cablemas S.A. de C.V.
9.375% due 11/15/2015		5,000	5,550
CanWest Media, Inc.
8.000% due 09/15/2012		16,533	16,492
Cascades, Inc.
7.250% due 02/15/2013		12,980	12,688
CCO Holdings LLC
8.750% due 11/15/2013		95,141	97,282
Celestica, Inc.
7.625% due 07/01/2013 (h)		10,245	9,630
7.875% due 07/01/2011		33,700	32,858
Chart Industries, Inc.
9.125% due 10/15/2015		7,165	7,559
Chemtura Corp.
6.875% due 06/01/2016		13,120	12,464
Chesapeake Energy Corp.
6.875% due 01/15/2016		19,645	19,301
7.000% due 08/15/2014		18,515	18,469
7.500% due 06/15/2014		18,395	18,717
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		5,301	5,248
Citic Resources Finance Ltd.
6.750% due 05/15/2014		6,075	5,878
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		6,600	6,633
7.750% due 05/15/2017		4,375	4,452
Continental Airlines, Inc.
6.920% due 04/02/2013 (j)		18,779	19,112
7.373% due 06/15/2017		1,152	1,147
7.566% due 09/15/2021		2,903	2,912
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		21,640	20,396
Corrections Corp. of America
7.500% due 05/01/2011		10,095	10,284
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		8,000	8,120
7.750% due 11/15/2015		24,845	25,093
CSC Holdings, Inc.
6.750% due 04/15/2012		7,140	6,819
7.625% due 04/01/2011		41,875	41,770
7.875% due 02/15/2018		59	57
DaVita, Inc.
7.250% due 03/15/2015		55,940	55,520
Delhaize America, Inc.
9.000% due 04/15/2031		26,404	32,032
Dex Media West LLC
9.875% due 08/15/2013		30,801	33,111
Digicel Group Ltd.
8.875% due 01/15/2015		8,000	7,860
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		7,641	7,708
DRS Technologies, Inc.
7.625% due 02/01/2018		1,225	1,243
Dynegy Holdings, Inc.
7.125% due 05/15/2018		10,200	9,129
7.500% due 06/01/2015		5,025	4,755
7.750% due 06/01/2019		22,075	20,640
8.375% due 05/01/2016		13,400	13,166
EchoStar DBS Corp.
6.625% due 10/01/2014		9,730	9,316
7.000% due 10/01/2013		1,175	1,163
7.125% due 02/01/2016		57,870	56,857
El Paso Corp.
7.000% due 06/15/2017		31,270	31,084
7.420% due 02/15/2037		2,000	1,937
7.750% due 01/15/2032		3,250	3,290
7.800% due 08/01/2031		33,422	34,012
8.050% due 10/15/2030		6,710	7,082
Equistar Chemicals LP
10.125% due 09/01/2008		2,400	2,508
Ferrellgas Partners LP
7.120% due 08/01/2008 (j)		11,000	11,186
8.750% due 06/15/2012		13,843	14,328
8.780% due 08/01/2007 (j)		14,000	14,086
8.870% due 08/01/2009 (j)		7,300	7,736
Ford Motor Co.
7.125% due 11/15/2025		8,722	6,716
7.450% due 07/16/2031		8,203	6,593
7.500% due 08/01/2026		28,450	22,618
Forest Oil Corp.
7.250% due 06/15/2019		14,175	13,821
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		11,725	12,399
8.375% due 04/01/2017		36,650	39,216
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		58,325	55,992
9.125% due 12/15/2014 (b)		24,750	23,389
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		32,580	33,883
Gaylord Entertainment Co.
8.000% due 11/15/2013		10,000	10,188
General Motors Corp.
8.100% due 06/15/2024		3,880	3,444
8.250% due 07/15/2023 (h)		74,030	67,830
Georgia-Pacific Corp.
7.000% due 01/15/2015		1,150	1,113
7.125% due 01/15/2017		13,650	13,172
7.250% due 06/01/2028		15,200	14,060
7.375% due 12/01/2025		33,410	31,489
7.750% due 11/15/2029		3,100	2,930
8.000% due 01/15/2024 (h)		59,750	58,256
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		14,147	15,314
Graphic Packaging International
8.500% due 08/15/2011		2,500	2,569
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		15,814	17,000
Hanover Compressor Co.
8.625% due 12/15/2010		6,700	6,943
Hanover Equipment Trust
8.500% due 09/01/2008		19,273	19,273
HCA, Inc.
6.750% due 07/15/2013		26,263	23,965
7.190% due 11/15/2015		31,122	28,206
7.500% due 12/15/2023		4,000	3,471
7.690% due 06/15/2025		12,525	10,957
8.360% due 04/15/2024		4,890	4,533
9.000% due 12/15/2014		7,936	8,110
9.250% due 11/15/2016		88,205	94,159
9.625% due 11/15/2016 (b)		5,400	5,819
Health Management Associates, Inc.
6.125% due 04/15/2016		7,550	7,142
Herbst Gaming, Inc.
7.000% due 11/15/2014		18,570	17,502
8.125% due 06/01/2012		6,575	6,674
Hertz Corp.
8.875% due 01/01/2014		53,200	55,727
Horizon Lines LLC
9.000% due 11/01/2012		5,448	5,789
Host Marriott LP
7.125% due 11/01/2013		17,980	18,047
Idearc, Inc.
8.000% due 11/15/2016		51,600	52,374
Ineos Group Holdings PLC
8.500% due 02/15/2016		36,775	36,131
Ingles Markets, Inc.
8.875% due 12/01/2011		18,110	18,857
Intelsat Bermuda Ltd.
9.250% due 06/15/2016		21,850	23,325
Intelsat Corp.
9.000% due 06/15/2016		300	316
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		9,890	10,088
8.625% due 01/15/2015		33,330	34,330
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		6,373	6,357
JET Equipment Trust
7.630% due 08/15/2012 (a)		2,045	1,513
9.410% due 06/15/2010 (a)		757	773
10.000% due 06/15/2012 (a)		5,703	5,935
L-3 Communications Corp.
6.375% due 10/15/2015		14,605	13,875
7.625% due 06/15/2012		33,250	34,206
Legrand France
8.500% due 02/15/2025		16,775	19,669
Lyondell Chemical Co.
8.000% due 09/15/2014		12,875	13,293
8.250% due 09/15/2016		24,275	25,489
MGM Mirage
6.625% due 07/15/2015		24,863	22,719
6.875% due 04/01/2016		34,850	32,236
7.500% due 06/01/2016		31,925	30,448
NAK Naftogaz Ukrainy
8.125% due 09/30/2009		500	501
Nalco Co.
7.750% due 11/15/2011		25,387	25,704
8.875% due 11/15/2013		22,690	23,654
Norampac, Inc.
6.750% due 06/01/2013		12,879	12,348
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		14,300	15,230
Nortel Networks Ltd.
9.606% due 07/15/2011		6,000	6,413
10.125% due 07/15/2013		25,125	27,072
10.750% due 07/15/2016		10,675	11,849
Northwest Pipeline Corp.
7.125% due 12/01/2025		4,300	4,440
Novelis, Inc.
7.250% due 02/15/2015		9,595	9,895
OPTI Canada, Inc.
8.250% due 12/15/2014		26,575	27,106
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014		20,550	20,139
7.750% due 05/15/2011		6,850	7,064
8.750% due 11/15/2012		5,000	5,238
8.875% due 02/15/2009		6,000	6,135
Peabody Energy Corp.
6.875% due 03/15/2013		11,900	11,900
7.375% due 11/01/2016		1,500	1,538
Pilgrim’s Pride Corp.
7.625% due 05/01/2015		22,001	22,056
8.375% due 05/01/2017		2,000	1,990
Plains Exploration & Production Co.
7.000% due 03/15/2017		2,825	2,691
7.750% due 06/15/2015		10,100	10,075
Pogo Producing Co.
7.875% due 05/01/2013		1,685	1,727
PQ Corp.
7.500% due 02/15/2013		16,150	17,200
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		2,800	2,926
Primedia, Inc.
8.000% due 05/15/2013		11,850	12,531
8.875% due 05/15/2011		3,775	3,898
Quiksilver, Inc.
6.875% due 04/15/2015		38,945	36,803
Qwest Communications International, Inc.
7.500% due 02/15/2014		160,686	163,498
Range Resources Corp.
7.500% due 05/15/2016		7,700	7,835
Reynolds American, Inc.
7.250% due 06/15/2037		7,500	7,716
7.625% due 06/01/2016		20,395	21,696
7.750% due 06/01/2018		25,195	27,011
RH Donnelley Corp.
6.875% due 01/15/2013		9,125	8,692
8.875% due 01/15/2016		59,085	61,744
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		14,725	14,872
Roseton
7.270% due 11/08/2010		35,650	36,073
7.670% due 11/08/2016		38,885	40,270
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		22,450	22,095
7.500% due 10/15/2027		5,000	4,783
Sanmina-SCI Corp.
8.125% due 03/01/2016		23,895	22,342
SemGroup LP
8.750% due 11/15/2015		43,050	43,480
Sensata Technologies BV
8.000% due 05/01/2014		40,525	39,309
Service Corp. International
7.375% due 10/01/2014		6,325	6,388
7.625% due 10/01/2018		15,115	15,380
Smurfit Capital Funding PLC
7.500% due 11/20/2025		5,300	5,366
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,660
9.625% due 10/01/2012		4,371	4,600
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017		11,425	11,139
8.375% due 07/01/2012		13,600	13,685
Solectron Global Finance Ltd.
8.000% due 03/15/2016		5,275	5,671
Sonat, Inc.
7.000% due 02/01/2018		7,109	6,996
Station Casinos, Inc.
6.500% due 02/01/2014		520	463
6.875% due 03/01/2016		15,900	14,111
7.750% due 08/15/2016		27,705	27,566
Suburban Propane Partners LP
6.875% due 12/15/2013		30,375	29,464
Sungard Data Systems, Inc.
9.125% due 08/15/2013		42,410	43,629
Superior Essex Communications LLC
9.000% due 04/15/2012		9,195	9,425
Supervalu, Inc.
7.500% due 11/15/2014		15,100	15,553
Telenet Group Holding NV
0.000% due 06/15/2014 (d)		981	932
Tenet Healthcare Corp.
7.375% due 02/01/2013		24,796	22,533
9.875% due 07/01/2014		560	557
Tesoro Corp.
6.500% due 06/01/2017		5,000	4,912
6.625% due 11/01/2015		1,000	995
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (j)		10,000	10,239
TransDigm, Inc.
7.750% due 07/15/2014		15,875	16,113
Triad Hospitals, Inc.
7.000% due 11/15/2013		37,033	39,022
Trinity Industries, Inc.
6.500% due 03/15/2014		8,026	7,886
TRW Automotive, Inc.
7.000% due 03/15/2014		11,700	11,203
7.250% due 03/15/2017		16,575	15,871
U.S. Airways Group, Inc.
0.000% due 01/01/2049 (a)		3,121	25
United Airlines, Inc.
6.071% due 03/01/2013		3,657	3,678
6.201% due 03/01/2010		3,202	3,236
6.602% due 03/01/2015		3,382	3,409
7.032% due 10/01/2010		1,438	1,452
Unity Media GmbH
10.375% due 02/15/2015		11,350	11,605
Verso Paper Holdings LLC
9.125% due 08/01/2014		36,755	38,133
West Corp.
9.500% due 10/15/2014		2,250	2,318
11.000% due 10/15/2016		6,500	6,825
Williams Cos., Inc.
7.625% due 07/15/2019		31,605	33,501
7.750% due 06/15/2031		1,806	1,921
7.875% due 09/01/2021		85,428	92,262
Williams Partners LP
7.250% due 02/01/2017		6,125	6,186
Wynn Las Vegas LLC
6.625% due 12/01/2014		71,800	69,556
Xerox Capital Trust I
8.000% due 02/01/2027		22,030	22,673

			3,852,349

Utilities 12.8%
AES Corp.
8.750% due 05/15/2013		31,290	33,167
American Cellular Corp.
10.000% due 08/01/2011		3,116	3,280
Cincinnati Bell Telephone Co.
6.300% due 12/01/2028		2,000	1,790
Cincinnati Bell, Inc.
7.250% due 07/15/2013		11,375	11,716
8.375% due 01/15/2014		40,460	41,067
Citizens Communications Co.
7.000% due 11/01/2025		1,650	1,489
7.125% due 03/15/2019		31,895	30,300
7.450% due 07/01/2035		5,460	4,818
7.875% due 01/15/2027		590	577
9.000% due 08/15/2031		22,810	23,608
Complete Production Services, Inc.
8.000% due 12/15/2016		8,250	8,374
Edison Mission Energy
7.000% due 05/15/2017		9,450	8,954
7.200% due 05/15/2019		17,700	16,726
7.625% due 05/15/2027		10,775	10,236
7.750% due 06/15/2016		12,615	12,615
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		29,485	31,033
10.860% due 05/01/2013		6,225	6,381
Homer City Funding LLC
8.734% due 10/01/2026		11,782	13,019
Insight Midwest LP
9.750% due 10/01/2009		14,923	15,072
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		18,125	18,805
Midwest Generation LLC
8.560% due 01/02/2016		61,821	65,955
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,100	3,197
8.375% due 10/14/2010		7,300	7,627
Nextel Communications, Inc.
7.375% due 08/01/2015		22,125	22,135
NRG Energy, Inc.
7.250% due 02/01/2014		5,900	5,929
7.375% due 02/01/2016		63,715	64,033
7.375% due 01/15/2017		16,125	16,226
PSEG Energy Holdings LLC
8.500% due 06/15/2011		54,955	58,481
Qwest Corp.
7.200% due 11/10/2026		23,626	23,331
7.500% due 06/15/2023		28,531	28,674
8.875% due 03/15/2012		32,820	35,528
Reliant Energy, Inc.
6.750% due 12/15/2014		51,990	53,290
7.625% due 06/15/2014		16,750	16,415
7.875% due 06/15/2017		21,750	21,261
Rural Cellular Corp.
9.875% due 02/01/2010		23,665	24,848
Sierra Pacific Resources
6.750% due 08/15/2017		15,855	15,666
7.803% due 06/15/2012		13,562	14,329
8.625% due 03/15/2014		14,492	15,627
South Point Energy Center LLC
8.400% due 05/30/2012 (g)		22,337	22,086
Tenaska Alabama Partners LP
7.000% due 06/30/2021		20,319	20,893
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		49,374	52,583
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		4,500	4,708
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (j)		3,046	3,163

			889,012

Total Corporate Bonds & Notes (Cost $5,361,650)			5,393,247

CONVERTIBLE BONDS & NOTES 1.0%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		10,550	10,207
Allied Waste North America, Inc.
4.250% due 04/15/2034		904	869
Chesapeake Energy Corp.
2.750% due 11/15/2035		7,275	7,921
CMS Energy Corp.
2.875% due 12/01/2024		14,250	18,685
Deutsche Bank AG
0.000% due 07/14/2008		4,900	4,580
0.000% due 09/29/2008		3,425	3,219
0.000% due 10/24/2008		4,525	4,443
Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		1,575	1,449
LifePoint Hospitals, Inc.
3.500% due 05/15/2014		1,000	1,020
Nortel Networks Corp.
2.125% due 04/15/2014		11,000	10,794
Qwest Communications International, Inc.
3.500% due 11/15/2025		3,200	5,624

Total Convertible Bonds & Notes (Cost $67,209)			68,811

MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		4,600	4,606

Total Municipal Bonds & Notes (Cost $4,600)			4,606

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
5.500% due 09/01/2017 - 08/01/2037		213,727	206,089

Total U.S. Government Agencies (Cost $205,408)			206,089

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		681	672

Total Mortgage-Backed Securities (Cost $646)			672

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Amadeus Global Travel Distribution S.A.
6.104% due 04/08/2013	EUR	5,250	7,167
6.218% due 04/08/2013		460	628
6.354% due 04/08/2014		5,250	7,201
6.468% due 04/08/2014		460	631
Bombardier, Inc.
7.250% due 11/15/2016		18,075	25,595
JSG Holding PLC
6.345% due 11/29/2013		726	993
6.362% due 11/29/2013		820	1,120
6.398% due 11/29/2013		264	361
6.444% due 11/29/2013		1,090	1,490
6.718% due 11/29/2014		726	995
6.862% due 11/29/2014		820	1,123
6.898% due 11/29/2014		264	362
6.944% due 11/29/2014		1,090	1,493
10.125% due 10/01/2012		607	878
Lighthouse International Co. S.A.
8.000% due 04/30/2014		7,750	11,132
Nordic Telephone Co. Holdings ApS
5.875% due 11/30/2014		4,869	6,672
6.125% due 11/30/2014		8,300	11,391
8.250% due 05/01/2016		18,275	26,589
NTL Cable PLC
8.750% due 04/15/2014		18,000	25,519
OI European Group BV
6.875% due 03/31/2017		2,000	2,700
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	14,036
Royal Bank of Scotland Group PLC
9.370% due 04/06/2011	GBP	7,321	14,762
SigmaKalon
6.164% due 06/30/2012	EUR	1,480	2,005
Telenet Communications NV
9.000% due 12/15/2013		7,582	11,134
UPC Financing Partnership
5.000% due 12/31/2014		6,500	8,818
5.942% due 12/31/2014		13,964	18,928
UPC Holding BV
7.750% due 01/15/2014		8,025	10,807
8.625% due 01/15/2014		18,550	25,797

Total Foreign Currency-Denominated Issues (Cost $222,549)			240,327

		Shares
COMMON STOCKS 0.0%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (j)		65,885	1,448
US Airways Group, Inc. ‘A’ (a)		12,224	0

Total Common Stocks (Cost $0)			1,448

CONVERTIBLE PREFERRED STOCKS 0.3%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,817
5.000% due 12/31/2049		40,200	4,487
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		45,800	5,885
Vale Capital Ltd.
5.500% due 06/15/2010		192,400	9,507

Total Convertible Preferred Stocks (Cost $22,385)			23,696

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,002

Total Preferred Stocks (Cost $26,540)			26,002

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 9.7%
Certificates of Deposit 0.7%
Unicredito Italiano SpA
5.295% due 05/29/2008		$50,000	50,000

Commercial Paper 8.6%
Bank of America Corp.
5.250% due 10/04/2007		72,100	71,104
Fannie Mae
5.080% due 07/02/2007		165,900	165,900
Freddie Mac
4.800% due 07/02/2007		198,400	198,400
Societe Generale NY
5.250% due 11/26/2007		163,000	160,770

			596,174

Tri-party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007		17,554	17,554
(Dated 06/29/2007. Collateralized by Freddie Mac 4.125% due 11/18/2009 valued at $17,906. Repurchase proceeds are $17,561.)

U.S. Treasury Bills 0.1%
4.617% due 08/30/2007 - 09/13/2007 (c)(e)		10,380	10,278

Total Short-Term Instruments (Cost $674,114)			674,006

Total Investments (f) 104.8% (Cost $7,196,621)			$7,252,709
Other Assets and Liabilities (Net) (4.8%)			(333,387)

Net Assets 100.0%			$6,919,322

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Security becomes interest bearing at a future date.

(e) Securities with an aggregate market value of $6,182 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(f) As of June 30, 2007, portfolio securities with an aggregate value of $200,291 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(h) The average amount of borrowing outstanding during the period ended June 30, 2007 was $16,059 at a weighted average interest rate of 5.070%. On June 30, 2007, securities valued at $81,287 were pledged as collateral for reverse repurchase agreements.

(i) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	3,974,000	$161
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.150%)	03/20/2009		$3,250	19
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%)	06/20/2010		5,900	69
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%	03/20/2012		8,000	(45)
Bank of America	Aramark Corp. 8.500 due 02/01/2015	Sell	2.302%	06/20/2012		2,700	(82)
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%	06/20/2012		5,000	(24)
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	2.750%	06/20/2012		24,800	(325)
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/2017	Sell	0.910%	06/20/2012		2,000	5
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%	06/20/2012		5,900	(201)
Bank of America	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.320%	06/20/2012		5,000	(76)
Bank of America	SLM Corp. 5.125% due 08/27/2012	Sell	1.730%	06/20/2012		9,000	(302)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.830%	09/20/2012		5,000	19
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%	09/20/2012		2,350	11
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(5.100%)	03/20/2014		3,250	79
Bank of America	SLM Corp. 5.125% due 08/27/2012	Buy	(2.640%)	06/20/2017		5,625	373
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%	09/20/2007		5,900	15
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%	02/20/2009		21,500	227
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%	03/20/2009		12,500	114
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%)	03/20/2010		8,000	346
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%	09/20/2011		5,000	187
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%	02/20/2012		33,000	383
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%	03/20/2012		8,000	(658)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%	03/20/2012		7,000	(181)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%	06/20/2012		2,700	(88)
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%	06/20/2012		2,500	(38)
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.770%	06/20/2012		2,700	(41)
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%	06/20/2012		2,700	(56)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%	06/20/2012		2,700	(40)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%	06/20/2012		2,700	(65)
Barclays Bank PLC	Community Health Systems 8.875% due 07/15/2015	Sell	2.800%	09/20/2012		3,000	1
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%	09/20/2007		1,300	2
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007		2,000	14
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007		3,000	16
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		47,800	(427)
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%	03/20/2012		2,000	(34)
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%	03/20/2012		5,000	(28)
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%	03/20/2012		2,000	(61)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.950%	06/20/2012		2,700	(86)
Bear Stearns & Co., Inc.	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%	09/20/2012		3,700	17
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	09/20/2007		15,125	56
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%)	09/20/2007		1,300	(2)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	12/20/2008		10,000	26
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%	12/20/2008		10,650	(33)
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Buy	(1.750%)	06/20/2010		2,500	47
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%)	06/20/2010		8,000	150
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%	06/20/2011		4,400	(34)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	03/20/2012		1,000	(33)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%	03/20/2012		15,300	(489)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	03/20/2012		4,000	(42)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%	03/20/2012		15,000	1
Citibank N.A.	Aramark Corp. 8.500 due 02/01/2015	Sell	2.300%	06/20/2012		7,000	(187)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.030%	06/20/2012		2,500	(26)
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Sell	3.000%	06/20/2012		5,000	(181)
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%	06/20/2012		4,900	(128)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.000%	06/20/2012		15,500	56
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%	06/20/2012		5,300	(200)
Citibank N.A.	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012		2,600	(61)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%	06/20/2012		3,500	(56)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%	06/20/2012		8,000	(110)
Citibank N.A.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.930%	09/20/2012		2,000	(22)
Citibank N.A.	HCA, Inc. 9.125% due 11/15/2014	Sell	2.000%	09/20/2012		4,400	(14)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%	09/20/2012		2,375	(23)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%)	03/20/2014		5,000	(10)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%	03/20/2014		5,000	(69)
Citibank N.A.	First Data Corp. 5.625% due 11/01/2011	Buy	(4.400%)	06/20/2017		2,500	117
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007		2,000	20
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%	03/20/2008		8,200	(140)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%	03/20/2008		9,000	(35)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%	12/20/2008		12,000	(29)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	03/20/2012		43,000	(1,342)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	2.850%	03/20/2012		6,000	287
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%	03/20/2012		3,500	236
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%	06/20/2012		2,500	(54)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%	06/20/2012		2,000	202
Credit Suisse First Boston	Community Health Systems 8.875% due 07/15/2015	Sell	2.900%	09/20/2012		2,500	17
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%	09/20/2012		800	(9)
Credit Suisse First Boston	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%	09/20/2012		1,000	(14)
Deutsche Bank AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.080%	03/20/2011		6,500	(62)
Deutsche Bank AG	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012		8,800	126
Deutsche Bank AG	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012		7,200	(143)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010		5,900	53
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.560%	12/20/2011		14,800	(141)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%	12/20/2011		13,700	(6)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%	03/20/2012		8,000	(257)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.300%	03/20/2012		9,000	(196)
Goldman Sachs & Co.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.650%	06/20/2012		2,500	(50)
Goldman Sachs & Co.	Aramark Corp. 8.500 due 02/01/2015	Sell	3.150%	09/20/2012		5,000	(13)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%	04/20/2008		10,000	12
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%	04/20/2008		10,000	(50)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009		20,000	80
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009		5,550	25
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%	09/20/2007		5,400	11
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%	02/20/2012		20,000	225
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%	03/20/2012		10,000	87
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%	03/20/2008		24,200	(73)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009		2,000	16
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010		4,400	31
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Buy	(1.250%)	06/20/2010		6,500	82
Lehman Brothers, Inc.	RH Donnelley Corp. 6.875% due 01/15/2013	Sell	1.700%	06/20/2011		6,500	(141)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		30,600	1,002
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%	12/20/2011		11,300	(14)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%	03/20/2012		5,000	(28)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%	03/20/2012		7,400	499
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.950%	03/20/2012		3,000	307
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.090%	06/20/2012		1,800	(14)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%	06/20/2012		3,000	(22)
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%	06/20/2012		1,000	(16)
Lehman Brothers, Inc.	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012		9,500	(219)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%	06/20/2012		4,750	(56)
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%	09/20/2012		1,000	(13)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%	09/20/2012		1,000	(13)
Lehman Brothers, Inc.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.040%	09/20/2012		3,000	(34)
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	09/20/2007		10,000	37
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%)	12/20/2008		18,000	(164)
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009		10,000	85
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009		5,000	207
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%	12/20/2010		2,000	39
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%	12/20/2010		18,000	360
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%	06/20/2012		5,500	(146)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012		16,000	199
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%	06/20/2012		2,700	(104)
Merrill Lynch & Co., Inc.	PSEG Energy Holdings LLC 8.500% due 06/15/2011	Sell	1.300%	06/20/2012		5,000	5
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%	09/20/2007		5,000	26
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007		10,000	16
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		4,900	(1)
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%)	06/20/2010		4,400	51
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011		15,500	324
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%	04/20/2011		25,000	541
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		30,600	1,014
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%	06/20/2012		1,700	(59)
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%	06/20/2012		3,500	(25)
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%	06/20/2012		1,000	(29)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.700%	06/20/2012		2,000	(36)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.730%	06/20/2012		3,000	(49)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%	06/20/2012		3,450	(54)
Morgan Stanley	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012		17,900	(406)
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%	06/20/2012		6,050	(168)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%	09/20/2012		2,375	(20)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%	09/20/2012		1,700	(9)
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%)	12/20/2008		2,000	(15)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		33,000	567
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%	03/20/2012		11,000	44
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%)	03/20/2009		5,000	88
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Sell	1.800%	03/20/2010		5,000	(144)

							$241

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	10.680%	01/02/2012	BRL	118,300	$0
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		296,000	(3,083)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	373,000	(6)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		455,000	0

							$(3,089)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation	)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	0.000%	07/23/2007	146,500	$(31)
Merrill Lynch & Co., Inc.	Long	NRG Energy, Inc.	5.601%	07/23/2007	255,400	378

						$347

(j) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$17,336	$19,112	0.28%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,037	11,186	0.16%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,978	26,686	0.39%
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,034	14,086	0.20%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,664	7,736	0.11%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	0.000%	08/25/2008	07/15/2004	0	1,448	0.02%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,963	10,239	0.15%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	83	84	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,875	5,163	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,030	3,163	0.05%

				$94,000	$98,903	1.43%

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CHF	697	09/2007	$7	$0	$7
Buy	EUR	28,833	07/2007	267	0	267
Sell		204,097	07/2007	0	(2,659)	(2,659)
Sell	GBP	8,786	08/2007	0	(93)	(93)
Buy	JPY	457,798	07/2007	0	(54)	(54)

				$274	$(2,806)	$(2,532)

See accompanying notes

Schedule of Investments

High Yield Municipal Bond Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 103.3%
Alabama 3.1%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	$50	$50
Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,800	1,740
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	2,500	2,423

		4,213

Alaska 0.7%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,000	1,018

Arizona 2.4%
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,000	986
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,551
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	750	732

		3,269

Arkansas 0.4%
Little Rock, Arkansas Municipal Property Owners Multipurpose Improvement District Special Tax Bonds, (GO OF DIST Insured), Series 2007
5.350% due 03/01/2032	500	497

California 6.5%
California State Sierra Kings Health Care District Revenue Bonds, Series 2006
6.000% due 12/01/2036	200	193
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.250% due 07/01/2042	2,500	2,430
5.300% due 10/01/2037	1,070	1,057
5.500% due 11/01/2038	1,500	1,511
9.000% due 11/01/2017	500	503
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,750	2,670
Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	281
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	150	150

		8,795

Colorado 9.7%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (a)	800	803
5.750% due 12/01/2037	1,000	1,020
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	2,305
Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	502
5.450% due 12/01/2034	1,000	1,004
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	509
Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	886
Moffat County, Colorado Revenue Bonds, (AMBAC Insured), Series 1994
3.900% due 05/01/2013	5,000	5,000
Park Meadows, Colorado Business Improvement District Revenue Bonds, Series 2007
5.300% due 12/01/2027 (a)	475	480
5.350% due 12/01/2031 (a)	260	263
Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	493

		13,265

Florida 6.1%
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	978
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	2,467
Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,469
Martin County, Florida Revenue Bonds, Series 2000
3.900% due 07/15/2022	1,180	1,180
Orange County, Florida Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2007
3.900% due 10/01/2041	500	500
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.500% due 07/01/2032	500	497
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037 (a)	1,180	1,159

		8,250

Georgia 0.7%
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	245
Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	750	751

		996

Illinois 6.3%
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	500	466
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,695	1,653
Granite City, Illinois Revenue Notes, Series 2007
4.875% due 04/01/2017	480	475
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	206
Illinois State Finance Authority Revenue Bonds, Series 2007
5.000% due 12/01/2036	250	252
5.375% due 11/15/2039	1,600	1,607
5.500% due 05/15/2037	750	751
6.100% due 12/01/2041	1,650	1,653
Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,500	1,508

		8,571

Indiana 2.4%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	106
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,500	1,521
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037 (a)	1,650	1,664

		3,291

Iowa 4.1%
Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	173
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2037	1,150	1,158
5.625% due 12/01/2045	4,150	4,070
Iowa State Higher Education Loan Authority Revenue Bonds, Series 2006
5.100% due 10/01/2036	200	202

		5,603

Kansas 3.1%
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037 (a)	1,100	1,138
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	1,017
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2042	650	632
5.500% due 08/01/2021	500	488
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026 (a)	1,000	1,001

		4,276

Maryland 1.0%
Maryland State Economic Development Corp. Revenue Bonds, Series 2006
5.000% due 12/01/2031	500	497
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	800	807

		1,304

Massachusetts 1.1%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.200% due 11/01/2041	1,000	971
5.250% due 10/01/2037	500	502

		1,473

Michigan 5.8%
Corner Creek Academy East, Michigan Revenue Bonds, (GO OF INSTN Insured), Series 2007
5.250% due 11/01/2036	250	244
Crescent Academy, Michigan Certificates of Participation Bonds, Series 2006
5.750% due 12/01/2036	500	505
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	455
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	800	779
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	100	99
Kalamazoo, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.500% due 05/15/2036	1,535	1,548
Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	995	986
Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	900	902
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2036	2,500	2,422

		7,940

Minnesota 5.3%
Buffalo, Minnesota Revenue Bonds, Series 2006
5.500% due 09/01/2033	250	254
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2007
5.000% due 05/01/2042	1,000	965
Eveleth, Minnesota Revenue Bonds, Series 2007
5.200% due 10/01/2027	775	761
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	712
Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	200
Mora, Minnesota Revenue Bonds, Series 2006
5.625% due 07/01/2033	500	502
Orono, Minnesota Revenue Bonds, Series 2006
5.400% due 11/01/2041	300	291
Oronoco, Minnesota Revenue Bonds, Series 2006
5.400% due 06/01/2041	710	691
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	1,050	1,027
Spicer, Minnesota Revenue Bonds, Series 2006
5.500% due 07/01/2033	750	752
St. Paul, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.375% due 05/01/2043	650	632
Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	487

		7,274

Missouri 3.8%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,890
6.000% due 07/01/2037	500	503
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	251
Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	250
5.550% due 10/01/2036	250	250
Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,504
Township of Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	500	491

		5,139

Montana 0.4%
Hardin, Montana Tax Increment Infrastructure Development Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	546

New Jersey 8.6%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,900	1,989
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	64
New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	500	504
New Jersey State Healthcare Facilities Financing Authority Revenue Bonds, Series 2007
5.250% due 07/01/2030	3,500	3,531
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	6,000	5,664

		11,752

New Mexico 0.8%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	483
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	655

		1,138

New York 1.6%
Dutchess County, New York Industrial Development Agency Revenue Bonds, Series 2007
5.250% due 01/01/2037	1,000	986
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	200	201
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	157
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.625% due 08/01/2025	500	593
7.750% due 08/01/2031	150	178

		2,115

North Carolina 0.6%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	152
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	64
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	549

		765

Pennsylvania 5.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	6,300	6,294
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	514
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	150
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	250	275
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2002
3.860% due 07/01/2022	65	65
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	554

		7,852

Rhode Island 0.2%
Rhode Island State Health & Educational Building Corporations Revenue Bonds, Series 1998
5.400% due 07/01/2013	185	184
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	100	106

		290

South Carolina 0.9%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028 (a)	1,000	995
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	165

		1,160

Tennessee 0.5%
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	500	505
Maury County, Tennessee Industrial Development Board Revenue Bonds, (Guarantee Agreement GM Insured), Series 1994
6.500% due 09/01/2024	150	151

		656

Texas 14.7%
Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, Series 2007
5.500% due 11/01/2030	5,000	4,909
Gulf Coast, Texas Industrial Development Authority Revenue Bonds, Series 2006
7.000% due 12/01/2036	500	531
HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	500	506
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2027	45	45
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	107
Houston, Texas Apartment System Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	100
Mission, Texas Economic Development Corp. Revenue Bonds, Series 2007
5.200% due 04/01/2018	900	893
Red River, Texas Authority Revenue Bonds, (MBIA Insured), Series 2007
4.450% due 06/01/2020	3,000	2,971
San Leanna, Texas Educational Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/01/2032	2,000	1,891
Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	3,115	2,997
Texas State Water Development Board Revenue Bonds, Series 2007
3.890% due 07/15/2019	5,000	5,000
Trinity River Authority, Texas Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	53

		20,003

Utah 4.2%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	506
5.700% due 11/15/2036	1,000	1,015
Utah County, Utah Charter School General Obligation Bonds, Series 2007
5.875% due 06/15/2037 (a)	1,650	1,649
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,541

		5,711

Virginia 0.9%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	104
Lexington, Virginia Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 01/01/2037	1,100	1,098

		1,202

Washington 0.7%
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	500	504
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	500	499

		1,003

Wisconsin 0.9%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	1,127
Waukesha, Wisconsin Redevelopment Authority Revenue Bonds, Series 2006
5.250% due 07/01/2026	150	153

		1,280

Total Municipal Bonds & Notes (Cost $141,791)		140,647

SHORT-TERM INSTRUMENTS 0.9%
Repurchase Agreements 0.7%
State Street Bank and Trust Co.
4.900% due 07/02/2007	928	928
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $949. Repurchase proceeds are $928.)
U.S. Treasury Bills 0.2%
4.523% due 08/30/2007 - 09/13/2007 (b)(d)	280	277

Total Short-Term Instruments (Cost $1,205)		1,205

Total Investments 104.2% (Cost $142,996)		$141,852
Written Options (e) (0.0%) (Premiums $16)		(13)
Other Assets and Liabilities (Net) (4.2%)		(5,732)

Net Assets 100.0%		$136,107

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Securities with an aggregate market value of $277 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	78	$(51)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	148	(236)

				$(287)

(e) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$107.000	08/24/2007	50	$16	$13

See accompanying notes

Schedule of Investments

Income Fund

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 22.0%
Banking & Finance 3.3%
Ajax Re Ltd.
11.610% due 05/08/2009		$85	$85
Bluewater Finance Ltd.
10.250% due 02/15/2012		25	26
Chukchansi Economic Development Authority
8.000% due 11/15/2013		25	26
Ferrellgas Escrow LLC
6.750% due 05/01/2014		125	119
Ford Motor Credit Co.
7.800% due 06/01/2012		225	220
General Motors Acceptance Corp.
6.750% due 12/01/2014		25	24
6.875% due 08/28/2012		100	98
7.000% due 02/01/2012		50	49
7.250% due 03/02/2011		50	50
KRATON Polymers LLC
8.125% due 01/15/2014		50	49
Petroplus Finance Ltd.
7.000% due 05/01/2017		30	29
SLM Corp.
5.435% due 01/25/2008		200	199
Tenneco, Inc.
8.625% due 11/15/2014		75	78
Universal City Florida Holding Co. I
8.375% due 05/01/2010		50	51
Ventas Realty LP
6.750% due 04/01/2017		35	35
Yankee Acquisition Corp.
9.750% due 02/15/2017		15	14

			1,152

Industrials 15.5%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011		45	41
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		50	48
Actuant Corp.
6.875% due 06/15/2017		50	50
Albertson’s, Inc.
7.450% due 08/01/2029		125	123
Allied Waste North America, Inc.
7.250% due 03/15/2015		125	124
AmeriGas Partners LP
7.125% due 05/20/2016		50	49
Aramark Corp.
8.500% due 02/01/2015		50	51
ArvinMeritor, Inc.
8.125% due 09/15/2015		75	73
Berry Plastics Holding Corp.
8.875% due 09/15/2014		90	92
Bombardier, Inc.
8.000% due 11/15/2014		25	26
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		50	51
Bowater Canada Finance
7.950% due 11/15/2011		25	24
Buhrmann U.S., Inc.
7.875% due 03/01/2015		25	25
Cascades, Inc.
7.250% due 02/15/2013		25	24
Celestica, Inc.
7.875% due 07/01/2011		50	49
Charter Communications Operating LLC
8.375% due 04/30/2014		50	51
Chemtura Corp.
6.875% due 06/01/2016		275	261
Chesapeake Energy Corp.
6.875% due 01/15/2016		50	49
7.000% due 08/15/2014		50	50
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		25	24
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		25	25
7.750% due 11/15/2015		25	25
CSC Holdings, Inc.
6.750% due 04/15/2012		25	24
DaVita, Inc.
7.250% due 03/15/2015		75	74
Delhaize America, Inc.
8.050% due 04/15/2027		25	26
Digicel Group Ltd.
8.875% due 01/15/2015		25	25
Dynegy Holdings, Inc.
7.125% due 05/15/2018		25	22
8.375% due 05/01/2016		100	98
EchoStar DBS Corp.
7.125% due 02/01/2016		125	123
El Paso Corp.
7.000% due 06/15/2017		240	239
Equistar Chemicals LP
8.750% due 02/15/2009		100	104
Ford Motor Co.
7.450% due 07/16/2031		40	32
Forest Oil Corp.
7.250% due 06/15/2019		125	122
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		25	26
8.375% due 04/01/2017		175	187
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		275	264
9.125% due 12/15/2014 (a)		25	24
9.235% due 12/15/2014		25	24
Gaylord Entertainment Co.
8.000% due 11/15/2013		25	25
General Motors Corp.
8.250% due 07/15/2023		75	69
Georgia-Pacific Corp.
7.375% due 12/01/2025		50	47
8.000% due 01/15/2024		25	24
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015		32	35
HCA, Inc.
9.250% due 11/15/2016		225	240
Herbst Gaming, Inc.
7.000% due 11/15/2014		20	19
Hertz Corp.
8.875% due 01/01/2014		75	79
Host Marriott LP
7.125% due 11/01/2013		45	45
Idearc, Inc.
8.000% due 11/15/2016		75	76
Ineos Group Holdings PLC
8.500% due 02/15/2016		50	49
Intelsat Bermuda Ltd.
9.250% due 06/15/2016		25	27
Jefferson Smurfit Corp. U.S.
7.500% due 06/01/2013		25	24
L-3 Communications Corp.
7.625% due 06/15/2012		50	51
Lyondell Chemical Co.
6.875% due 06/15/2017		25	24
8.250% due 09/15/2016		50	53
MGM Mirage
7.500% due 06/01/2016		25	24
7.625% due 01/15/2017		100	96
Nalco Co.
8.875% due 11/15/2013		75	78
Nortel Networks Ltd.
10.125% due 07/15/2013		80	86
10.750% due 07/15/2016		25	28
NPC International, Inc.
9.500% due 05/01/2014		25	24
OPTI Canada, Inc.
8.250% due 12/15/2014		25	26
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014		65	64
Peabody Energy Corp.
7.375% due 11/01/2016		25	26
Pilgrim’s Pride Corp.
7.625% due 05/01/2015		30	30
Plains Exploration & Production Co.
7.750% due 06/15/2015		25	25
Qwest Communications International, Inc.
7.500% due 02/15/2014		175	178
Range Resources Corp.
7.375% due 07/15/2013		50	51
Reynolds American, Inc.
7.250% due 06/15/2037		50	51
7.625% due 06/01/2016		100	106
RH Donnelley Corp.
8.875% due 01/15/2016		75	78
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		25	25
Royal Caribbean Cruises Ltd.
7.250% due 06/15/2016		25	25
Sanmina-SCI Corp.
8.125% due 03/01/2016		25	23
SemGroup LP
8.750% due 11/15/2015		25	25
Sensata Technologies BV
8.000% due 05/01/2014		50	48
Service Corp. International
7.625% due 10/01/2018		50	51
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017		100	98
Solectron Global Finance Ltd.
8.000% due 03/15/2016		25	27
Station Casinos, Inc.
7.750% due 08/15/2016		50	50
Suburban Propane Partners LP
6.875% due 12/15/2013		40	39
Sungard Data Systems, Inc.
9.125% due 08/15/2013		25	26
Tenet Healthcare Corp.
9.875% due 07/01/2014		25	25
TRW Automotive, Inc.
7.000% due 03/15/2014		25	24
7.250% due 03/15/2017		25	24
Verso Paper Holdings LLC
9.125% due 08/01/2014		75	78
Williams Cos., Inc.
7.750% due 06/15/2031		75	80
8.750% due 03/15/2032		25	29
Williams Partners LP
7.250% due 02/01/2017		50	51
Wynn Las Vegas LLC
6.625% due 12/01/2014		100	97

			5,452

Utilities 3.2%
AES Corp.
9.000% due 05/15/2015		50	53
Cincinnati Bell, Inc.
8.375% due 01/15/2014		75	76
Citizens Communications Co.
7.125% due 03/15/2019		100	95
Complete Production Services, Inc.
8.000% due 12/15/2016		50	51
Edison Mission Energy
7.000% due 05/15/2017		50	47
7.200% due 05/15/2019		35	33
7.750% due 06/15/2016		25	25
Embarq Corp.
7.082% due 06/01/2016		100	101
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		25	26
Nevada Power Co.
6.650% due 04/01/2036		75	76
NRG Energy, Inc.
7.375% due 02/01/2016		100	100
PSEG Energy Holdings LLC
8.500% due 06/15/2011		50	53
Qwest Corp.
7.200% due 11/10/2026		50	49
7.875% due 09/01/2011		100	105
Reliant Energy, Inc.
7.625% due 06/15/2014		100	98
7.875% due 06/15/2017		50	49
Sprint Nextel Corp.
6.000% due 12/01/2016		50	48
Tenaska Alabama Partners LP
7.000% due 06/30/2021		48	49

			1,134

Total Corporate Bonds & Notes (Cost $7,853)			7,738

U.S. GOVERNMENT AGENCIES 137.9%
Fannie Mae
4.043% due 08/01/2033		377	379
4.249% due 03/01/2034		133	134
4.293% due 12/01/2033		305	304
4.530% due 11/01/2033		213	213
4.550% due 04/25/2023		23	23
4.622% due 09/01/2035		108	107
4.724% due 09/25/2022		20	20
4.755% due 07/01/2018		15	15
4.796% due 09/01/2017		21	21
5.000% due 01/01/2016 - 07/01/2017		215	210
5.060% due 03/25/2022		38	37
5.065% due 03/01/2016		12	12
5.110% due 09/25/2022		19	19
5.124% due 07/01/2017		11	11
5.125% due 08/01/2017		17	17
5.160% due 01/25/2022		113	112
5.182% due 01/01/2018		13	13
5.222% due 05/01/2028		22	22
5.250% due 09/01/2016 - 09/01/2017		46	46
5.259% due 08/01/2017		36	36
5.272% due 01/01/2018		14	14
5.276% due 10/25/2008		46	45
5.307% due 01/01/2019		23	23
5.375% due 11/01/2016		8	8
5.500% due 04/01/2037 (c)		1,793	1,729
5.500% due 04/01/2037 - 08/01/2037		18,693	18,029
5.509% due 08/01/2017		22	21
5.538% due 11/01/2018		4	4
5.605% due 11/01/2020		18	18
5.607% due 03/01/2020		14	14
5.625% due 12/01/2020		47	47
5.626% due 11/01/2020		26	26
5.628% due 05/01/2018		59	59
5.632% due 09/01/2018		31	31
5.642% due 10/01/2017 - 08/01/2026		157	157
5.646% due 09/01/2017		14	14
5.712% due 05/01/2019		17	18
5.720% due 04/18/2028 - 09/18/2031		41	42
5.744% due 11/25/2021		24	24
5.750% due 08/01/2018		45	45
5.774% due 10/25/2008		37	37
5.794% due 07/25/2021		49	49
5.971% due 01/01/2027		18	19
6.000% due 09/01/2036 (c)		20,261	20,059
6.044% due 08/25/2022		18	18
6.144% due 05/25/2022		20	21
6.152% due 12/01/2027		8	8
6.164% due 10/25/2008		25	26
6.194% due 05/25/2018 - 10/25/2020		76	77
6.214% due 10/01/2044		36	37
6.221% due 02/01/2028		5	5
6.244% due 04/25/2021 - 10/25/2021		163	167
6.257% due 01/01/2028		10	10
6.500% due 06/25/2028 - 03/25/2031		950	965
6.544% due 01/25/2024		50	52
6.644% due 11/25/2021		82	83
6.650% due 02/25/2022		25	25
6.900% due 05/25/2023		276	284
7.000% due 07/25/2022 - 06/25/2032		611	630
7.500% due 07/25/2022 - 10/25/2022		132	136
8.000% due 04/25/2021 - 07/25/2022		208	214
Freddie Mac
4.000% due 02/15/2017		270	261
4.960% due 08/01/2017		16	16
5.013% due 11/01/2017		61	62
5.346% due 02/01/2015		94	94
5.720% due 08/25/2036		77	78
5.770% due 02/01/2018		62	62
6.000% due 03/15/2017		13	13
6.500% due 11/15/2021 - 03/15/2024		576	586
6.750% due 01/15/2024		70	72
7.000% due 10/15/2013 - 08/15/2023		775	793
7.500% due 09/01/2011		157	161
8.500% due 06/15/2031		564	654
9.000% due 09/15/2020		272	291
Vendee Mortgage Trust
6.500% due 09/15/2024		375	383

Total U.S. Government Agencies (Cost $48,945)			48,567

MORTGAGE-BACKED SECURITIES 31.6%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		434	428
Banc of America Funding Corp.
4.113% due 05/25/2035		119	115
5.729% due 06/20/2035		257	259
Banc of America Mortgage Securities, Inc.
4.144% due 07/25/2034		191	187
4.708% due 04/25/2035		297	291
5.720% due 03/25/2034		241	241
5.770% due 01/25/2034		101	102
Bear Stearns Adjustable Rate Mortgage Trust
4.645% due 01/25/2035		190	187
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		320	322
7.000% due 05/20/2030		400	428
Countrywide Alternative Loan Trust
6.339% due 07/20/2035		284	285
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		237	235
5.550% due 05/25/2035		147	147
5.590% due 03/25/2035		331	331
5.640% due 03/25/2035		373	374
CS First Boston Mortgage Securities Corp.
5.164% due 03/25/2034		321	316
Downey Savings & Loan Association Mortgage Loan Trust
5.720% due 11/19/2044		283	284
First Horizon Asset Securities, Inc.
5.820% due 03/25/2018		239	241
First Republic Mortgage Loan Trust
5.570% due 11/15/2030		159	159
Greenpoint Mortgage Funding Trust
5.580% due 10/25/2045		92	92
GSR Mortgage Loan Trust
4.538% due 09/25/2035		232	228
6.710% due 04/25/2032		101	102
Harborview Mortgage Loan Trust
5.630% due 08/19/2045		83	83
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		300	292
MASTR Alternative Loans Trust
7.000% due 06/25/2034		166	167
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		234	232
Mellon Residential Funding Corp.
5.690% due 09/15/2030		298	300
Merrill Lynch Mortgage Investors, Inc.
5.643% due 09/25/2033		210	212
MLCC Mortgage Investors, Inc.
5.660% due 04/25/2028		175	176
Morgan Stanley Capital I
5.328% due 11/12/2041		580	558
5.373% due 11/14/2042		500	482
Provident Funding Mortgage Loan Trust
4.046% due 04/25/2034		276	271
Sequoia Mortgage Trust
5.670% due 07/20/2033		189	190
5.700% due 10/20/2027		66	66
5.700% due 04/20/2033		251	251
Structured Asset Mortgage Investments, Inc.
5.550% due 07/25/2036		153	153
Thornburg Mortgage Securities Trust
5.690% due 09/25/2034		263	264
Washington Mutual, Inc.
3.799% due 06/25/2034		55	53
5.610% due 12/25/2045		265	266
5.860% due 12/25/2027		282	282
6.229% due 11/25/2042		32	32
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034		187	184
4.218% due 09/25/2034		191	188
4.360% due 09/25/2034		303	298
4.498% due 01/25/2035		300	297
4.541% due 02/25/2035		463	454

Total Mortgage-Backed Securities (Cost $11,077)			11,105

ASSET-BACKED SECURITIES 8.4%
Bear Stearns Asset-Backed Securities, Inc.
5.810% due 06/25/2036		400	400
Green Tree Financial Corp.
6.870% due 01/15/2029		597	610
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	1,475
Renaissance Home Equity Loan Trust
5.820% due 12/25/2033		325	328
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		140	140

Total Asset-Backed Securities (Cost $2,929)			2,953

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Japanese Government CPI Linked Bond
1.000% due 02/28/2016	JPY	10,000	81

Total Foreign Currency-Denominated Issues (Cost $84)			81

SHORT-TERM INSTRUMENTS 6.6%
Commercial Paper 5.6%
Bank of America Corp.
5.190% due 10/04/2007		$200	198
Dexia Delaware LLC
5.225% due 09/21/2007		100	100
Freddie Mac
4.800% due 07/02/2007		500	500
HBOS Treasury Services PLC
5.245% due 11/13/2007		300	296
Santander Hispano Finance Delaware
5.250% due 09/26/2007		200	197
Societe Generale NY
5.240% due 11/26/2007		300	296
UBS Finance Delaware LLC
5.245% due 10/23/2007		400	396

			1,983

Repurchase Agreements 0.8%
State Street Bank and Trust Co.
4.900% due 07/02/2007		275	275
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $286. Repurchase proceeds are $275.)

U.S. Treasury Bills 0.2%
4.656% due 09/13/2007 (d)		75	74

Total Short-Term Instruments (Cost $2,333)			2,332

Purchased Options (f) 0.0% (Cost $1)			0
Total Investments (b) 206.7% (Cost $73,222)			$72,776
Other Assets and Liabilities (Net) (106.7%)			(37,565)

Net Assets 100.0%			$35,211

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Payment in-kind bond security.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $365 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) The average amount of borrowing outstanding during the period ended June 30, 2007 was $12,491 at a weighted average interest rate of 5.30%. On June 30, 2007, securities valued at $21,788 were pledged as collateral for reverse repurchase agreements.

(d) Securities with an aggregate market value of $74 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 5-Year Note September Futures	Long	09/2007	64	$(31)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	2.750%	06/20/2012	$2,000	$(32)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%	09/20/2012	50	0
Bank of America	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%)	06/25/2035	2,500	86
Citibank N.A.	Georgia-Pacific Corp. 7.750% due 11/15/2029	Sell	2.220%	09/20/2012	50	(1)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%	09/20/2012	50	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY8 Index	Sell	1.030%	06/20/2012	3,000	(20)
JPMorgan Chase & Co.	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%	06/25/2035	2,500	(45)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	2,500	(3)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%	06/20/2012	25	0
Morgan Stanley	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	2.010%	06/20/2012	50	(2)
Morgan Stanley	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012	1,000	2
Morgan Stanley	Aramark Corp. 8.500 due 02/01/2015	Sell	2.680%	09/20/2012	50	(1)

						$(17)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Purchased options outstanding on June 30, 2007:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 07/01/2037	$89.125	07/05/2007	$4,500	$1	$0

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	07/01/2037	$20,000	$19,759	$19,784

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	JPY	10,000	07/2007	$1	$0	$1

See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.2%
Georgia-Pacific Corp.
7.110% due 12/20/2012		$2,962	$2,973
HCA, Inc.
7.600% due 11/14/2013		2,594	2,608
Reynolds American, Inc.
6.875% due 05/11/2012		1,935	1,950
6.875% due 05/31/2012		50	50

Total Bank Loan Obligations (Cost $7,541)			7,581

CORPORATE BONDS & NOTES 9.2%
Banking & Finance 5.5%
C10 Capital SPV Ltd.
6.722% due 12/18/2049		1,600	1,557
Citigroup, Inc.
5.400% due 12/26/2008		2,800	2,802
Ford Motor Credit Co.
5.800% due 01/12/2009		200	196
7.250% due 10/25/2011		2,250	2,167
7.800% due 06/01/2012		150	147
General Electric Capital Corp.
5.390% due 03/12/2010		5,800	5,806
HSBC Finance Corp.
5.360% due 05/21/2008		2,800	2,802
Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		4,000	4,004
Morgan Stanley
5.406% due 05/07/2009		2,600	2,602
Rabobank Nederland
5.376% due 01/15/2009		1,900	1,901
Santander U.S. Debt S.A. Unipersonal
5.416% due 02/06/2009		2,300	2,303
5.420% due 11/20/2009		2,800	2,802
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		1,200	1,203
Wells Fargo Bank N.A.
4.750% due 02/09/2015		5,000	4,696

			34,988

Industrials 2.2%
C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,500	1,478
CODELCO, Inc.
6.150% due 10/24/2036		1,200	1,194
Cox Communications, Inc.
5.910% due 12/14/2007		500	501
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		1,400	1,403
5.840% due 09/10/2007		1,400	1,401
Goodrich Corp.
6.290% due 07/01/2016		2,100	2,148
Loews Corp.
5.250% due 03/15/2016		2,800	2,688
Vale Overseas Ltd.
6.250% due 01/23/2017		1,500	1,495
Williams Cos., Inc.
6.375% due 10/01/2010		200	202
Xerox Corp.
9.750% due 01/15/2009		1,100	1,164

			13,674

Utilities 1.5%
AT&T, Inc.
4.125% due 09/15/2009		500	486
BellSouth Corp.
5.200% due 09/15/2014		1,200	1,153
5.460% due 08/15/2008		3,900	3,904
Embarq Corp.
6.738% due 06/01/2013		2,000	2,041
NRG Energy, Inc.
7.375% due 02/01/2016		1,100	1,106
PSEG Energy Holdings LLC
8.625% due 02/15/2008		1,144	1,165

			9,855

Total Corporate Bonds & Notes (Cost $58,729)			58,517

MUNICIPAL BONDS & NOTES 0.4%
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013		2,265	2,232
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		300	298

Total Municipal Bonds & Notes (Cost $2,599)			2,530

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008		2,000	1,989

Total Commodity Index-Linked Notes (Cost $2,000)			1,989

U.S. GOVERNMENT AGENCIES 81.9%
Fannie Mae
3.785% due 08/01/2010		372	356
4.190% due 11/01/2034		1,235	1,225
4.383% due 02/01/2035		831	829
4.500% due 06/01/2010 - 09/25/2020		6,203	6,085
4.612% due 08/01/2035		977	980
4.654% due 10/01/2035		973	966
4.661% due 10/01/2035		954	949
4.662% due 07/01/2035		1,880	1,855
4.713% due 10/01/2035		947	956
4.843% due 02/01/2034		858	850
4.852% due 09/01/2035		1,570	1,585
5.000% due 12/01/2018 - 07/01/2037		112,912	107,494
5.172% due 03/01/2036		2,904	2,896
5.267% due 02/01/2036		6,833	6,819
5.298% due 08/01/2036		1,716	1,715
5.440% due 03/25/2034		33	33
5.450% due 03/25/2036		3,181	3,188
5.499% due 07/01/2032		108	109
5.500% due 02/01/2024 - 08/01/2037		123,090	119,000
5.570% due 06/25/2044		102	102
5.670% due 09/25/2042		900	905
6.000% due 07/01/2037 - 08/01/2037		127,000	125,628
6.214% due 10/01/2044		280	283
6.227% due 09/01/2044 - 10/01/2044		5,904	5,979
6.500% due 07/01/2036 - 07/01/2037		24,526	24,764
6.625% due 11/25/2023		280	290
6.844% due 04/25/2024		228	238
7.103% due 09/01/2031		3	3
7.500% due 12/01/2014		295	304
Freddie Mac
3.500% due 01/15/2022 - 01/15/2023		2,777	2,741
4.000% due 11/01/2013 - 05/15/2016		6,538	6,336
4.373% due 09/01/2035		2,391	2,366
4.500% due 02/15/2017 - 09/15/2020		14,987	14,645
5.000% due 12/15/2015 - 09/01/2035		58,211	57,511
5.340% due 09/01/2035		2,624	2,615
5.500% due 03/15/2017 - 05/01/2035		4,168	4,044
5.520% due 10/15/2020		934	936
5.670% due 06/15/2031		1,700	1,701
5.720% due 11/15/2016 - 03/15/2017		8,624	8,680
6.227% due 10/25/2044		270	273
Ginnie Mae
5.125% due 11/20/2024		117	118
5.720% due 03/16/2032		45	46

Total U.S. Government Agencies (Cost $521,291)			518,398

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
8.125% due 08/15/2019		900	1,138
U.S. Treasury Notes
4.500% due 05/15/2017		100	96

Total U.S. Treasury Obligations (Cost $1,299)			1,234

MORTGAGE-BACKED SECURITIES 10.4%
Banc of America Funding Corp.
4.614% due 02/20/2036		1,195	1,177
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		231	226
5.770% due 01/25/2034		236	237
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		3,656	3,597
4.750% due 10/25/2035		463	458
Bear Stearns Alt-A Trust
5.377% due 05/25/2035		537	535
5.818% due 11/25/2036		1,844	1,842
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,614	1,585
4.900% due 10/25/2035		4,864	4,799
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		659	650
5.509% due 06/25/2037		3,200	3,192
5.530% due 11/20/2035		150	150
5.530% due 03/20/2046		1,807	1,807
5.600% due 02/25/2037		1,009	1,011
Countrywide Home Loan Mortgage Pass-Through Trust
5.590% due 05/25/2034		5	5
5.610% due 04/25/2035		413	414
5.640% due 03/25/2035		359	360
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037		2,099	2,100
Downey Savings & Loan Association Mortgage Loan Trust
5.580% due 08/19/2045		1,726	1,733
7.235% due 07/19/2044		177	179
First Horizon Alternative Mortgage Securities
4.457% due 03/25/2035		413	414
First Republic Mortgage Loan Trust
5.670% due 11/15/2031		141	141
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		221	219
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		3,200	3,203
GSR Mortgage Loan Trust
4.538% due 09/25/2035		541	534
5.500% due 11/25/2035		682	680
GSRPM Mortgage Loan Trust
6.020% due 01/25/2032		25	25
Harborview Mortgage Loan Trust
5.560% due 03/19/2037		1,536	1,539
Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037		1,679	1,680
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027		356	352
Morgan Stanley Capital I
5.380% due 10/15/2020		2,367	2,370
Residential Accredit Loans, Inc.
5.530% due 04/25/2046		2,324	2,324
5.720% due 03/25/2033		185	186
Residential Asset Securitization Trust
5.720% due 05/25/2033		315	316
Structured Adjustable Rate Mortgage Loan Trust
6.429% due 01/25/2035		414	416
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036		2,462	2,467
5.600% due 02/25/2036		902	903
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		2,385	2,385
Washington Mutual, Inc.
5.630% due 01/25/2045		326	327
5.640% due 01/25/2045		310	310
5.724% due 07/25/2046		2,976	2,990
5.724% due 08/25/2046		3,412	3,429
5.860% due 12/25/2027		827	828
Wells Fargo Mortgage-Backed Securities Trust
3.990% due 12/25/2034		770	754
4.319% due 07/25/2035		2,700	2,661
4.362% due 05/25/2035		449	445
4.500% due 11/25/2018		1,517	1,473
4.950% due 03/25/2036		3,821	3,770
5.240% due 04/25/2036		2,878	2,855

Total Mortgage-Backed Securities (Cost $65,986)			66,053

ASSET-BACKED SECURITIES 14.0%
ACE Securities Corp.
5.370% due 12/25/2036		2,106	2,107
5.390% due 12/25/2035		474	474
5.400% due 02/25/2036		772	773
5.430% due 10/25/2035		60	60
5.470% due 12/25/2035		1,700	1,701
American Express Credit Account Master Trust
5.500% due 11/15/2010		2,800	2,806
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
Argent Securities, Inc.
5.370% due 09/25/2036		2,345	2,346
5.380% due 05/25/2036		192	192
5.390% due 04/25/2036		608	609
5.400% due 03/25/2036		452	453
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035		212	213
5.400% due 10/25/2036		2,305	2,306
5.495% due 10/25/2036		2,332	2,311
5.520% due 09/25/2034		216	217
Carrington Mortgage Loan Trust
5.385% due 07/25/2036		537	537
Chase Credit Card Master Trust
5.440% due 01/17/2011		2,160	2,165
Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036		2,313	2,314
5.400% due 12/25/2035		371	371
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046		1,912	1,912
5.370% due 01/25/2037		1,807	1,808
5.370% due 05/25/2037		4,813	4,815
5.370% due 12/25/2046		1,173	1,174
5.390% due 06/25/2036		870	870
5.390% due 07/25/2036		751	752
5.390% due 08/25/2036		830	831
5.450% due 07/25/2036		432	432
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036		1,933	1,934
Fremont Home Loan Trust
5.380% due 01/25/2037		2,318	2,317
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036		509	510
GS Auto Loan Trust
5.344% due 07/15/2008		1,600	1,600
GSAMP Trust
5.390% due 01/25/2036		632	633
5.390% due 02/25/2036		859	859
5.410% due 11/25/2035		382	382
5.610% due 03/25/2034		145	145
Home Equity Asset Trust
5.400% due 05/25/2036		660	660
Home Equity Mortgage Trust
5.410% due 05/25/2036		147	147
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		2,361	2,362
5.400% due 12/25/2035		863	863
Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036		588	588
5.450% due 04/25/2037		2,808	2,810
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036		1,193	1,194
5.370% due 10/25/2036		2,780	2,777
Lehman XS Trust
5.400% due 04/25/2046		1,035	1,036
5.400% due 07/25/2046		1,923	1,924
5.400% due 08/25/2046		2,052	2,054
Long Beach Mortgage Loan Trust
5.390% due 03/25/2036		489	489
5.410% due 01/25/2036		692	693
5.600% due 10/25/2034		735	737
MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036		1,516	1,517
5.400% due 05/25/2037		3,014	3,016
5.430% due 11/25/2035		645	646
MBNA Credit Card Master Note Trust
5.820% due 03/15/2010		3,000	3,005
Morgan Stanley ABS Capital I
5.360% due 07/25/2036		2,042	2,043
5.370% due 10/25/2036		2,089	2,089
5.390% due 03/25/2036		1,174	1,174
Nelnet Student Loan Trust
5.340% due 09/25/2012		2,274	2,276
5.445% due 10/25/2016		1,009	1,010
New Century Home Equity Loan Trust
5.390% due 08/25/2036		260	260
Quest Trust
5.880% due 06/25/2034		24	24
Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036		411	411
Residential Asset Securities Corp.
5.360% due 06/25/2036		1,594	1,595
5.390% due 03/25/2036		417	418
5.390% due 04/25/2036		793	794
5.390% due 07/25/2036		1,627	1,628
5.400% due 01/25/2036		388	388
SACO I, Inc.
5.400% due 04/25/2036		29	29
Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035		111	111
SLM Student Loan Trust
5.345% due 10/27/2014		2,229	2,231
Soundview Home Equity Loan Trust
5.360% due 11/25/2036		1,538	1,538
5.390% due 03/25/2036		85	85
5.390% due 05/25/2036		235	235
Structured Asset Securities Corp.
4.900% due 04/25/2035		868	865
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		7	7
USAA Auto Owner Trust
5.030% due 11/17/2008		199	200

Total Asset-Backed Securities (Cost $88,827)			88,859

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		39	42
Panama Government International Bond
9.625% due 02/08/2011		258	290

Total Sovereign Issues (Cost $323)			332

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	809
Republic of Germany
5.500% due 01/04/2031	EUR	200	300

Total Foreign Currency-Denominated Issues (Cost $955)			1,109

		Shares
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI EAFE
Index Fund		172,236	13,887

Total Exchange-Traded Funds (Cost $10,076)			13,887

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 25.5%
Certificates of Deposit 4.6%
BNP Paribas
5.262% due 05/28/2008		$2,800	2,801
Fortis Bank NY
5.265% due 06/30/2008		2,900	2,901
Nordea Bank Finland PLC
5.282% due 12/01/2008		6,300	6,301
5.308% due 05/28/2008		2,800	2,802
Royal Bank of Canada
5.267% due 06/30/2008		2,800	2,802
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		5,800	5,799
Societe Generale NY
5.270% due 03/26/2008		5,800	5,799

			29,205

Commercial Paper 18.3%
Bank of America Corp.
5.230% due 10/04/2007		29,200	29,043
Danske Corp.
5.205% due 10/12/2007		24,700	24,525
Fortis Funding LLC
5.275% due 09/05/2007		16,100	16,034
Freddie Mac
4.800% due 07/02/2007		10,000	10,000
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		10,700	10,700
UBS Finance Delaware LLC
5.230% due 10/23/2007		7,200	7,169
5.235% due 10/23/2007		10,100	10,001
5.245% due 10/23/2007		2,100	2,077
Westpac Banking Corp.
5.170% due 11/05/2007		6,100	6,004

			115,553

Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007		1,024	1,024
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,049. Repurchase proceeds are $1,024.)

U.S. Treasury Bills 2.4%
4.550% due 08/30/2007 - 09/13/2007 (a)(b)(d)		15,500	15,337

Total Short-Term Instruments (Cost $161,138)			161,119

Purchased Options (f) 0.5% (Cost $5,397)			3,271
Total Investments (c) 146.1% (Cost $926,161)			$924,879
Written Options (g) (0.2%) (Premiums $3,205)			(1,163)
Other Assets and Liabilities (Net) (45.9%)			(290,837)

Net Assets 100.0%			$632,879

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $9,396 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $12,354 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $3,711 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor September Futures	Long	09/2007	78	$(137)
90-Day Euribor September Futures	Long	09/2008	62	(3)
90-Day Eurodollar June Futures	Long	06/2008	973	(831)
90-Day Eurodollar March Futures	Long	03/2008	627	(454)
90-Day Eurodollar March Futures	Long	03/2009	437	137
90-Day Eurodollar September Futures	Long	09/2008	68	(58)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	524	127
Euro-Bund 10-Year Note September Futures	Long	09/2007	8	2
Japan Government 10-Year Bond September Futures	Long	09/2007	1	0
U.S. Treasury 10-Year Note September Futures	Long	09/2007	688	464
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	529	(950)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	182	(381)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	475	(964)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	517	(773)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	96	(199)

				$(4,020)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011	$550	$20
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	6,000	67
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	500	0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	2,800	2
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	2,800	(7)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%	06/20/2012	800	(9)
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	300	9
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	2,600	5
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	11,400	28
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.000%	06/20/2012	400	(4)
Deutsche Bank AG	Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%)	09/20/2016	2,200	(19)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%	06/20/2017	1,000	5
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015	5,000	6
Goldman Sachs & Co.	Limited Brands, Inc. 6.125% due 12/01/2012	Buy	(1.030%)	06/20/2017	5,000	20
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	2,600	0
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%)	10/20/2010	100	(4)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	1,200	(6)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	100	(4)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%)	12/20/2012	7,800	0
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.463%	12/20/2015	5,600	(26)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	3,300	41
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%)	06/20/2017	1,900	0
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.960%)	06/20/2017	800	2

						$126

Credit Default Swaps (Asset-Backed Indices)

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	$2,200	$80

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	46,800	$(251)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		10,900	(96)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012	EUR	600	(6)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	92
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	44
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	6.000%	06/18/2034		20,500	(204)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		200	(2)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		500	(5)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	4,600	(213)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,100	186
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		42,500	(109)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		10,300	(39)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	417
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		9,500	889
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		26,700	(101)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,500	(68)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		1,800	89
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	128,000	16
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	89,000	(2)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016		22,000	105
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		15,900	34
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,100	4
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		87,200	(20)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		57,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		$51,200	587
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		11,300	36
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		7,200	(45)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		2,400	(85)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(492)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,200	15
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		900	(29)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		68,000	(424)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,700	(45)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,200	20
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	13
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		21,600	79
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,800	(38)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		21,000	338
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	(20)

							$670

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.200%	04/14/2008	4,143,404	$1,939
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	492,576	(72)
Merrill Lynch & Co., Inc.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/14/2008	3,087,179	(1,910)

						$(43)

(f) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$95.250	03/17/2008	226	$190	$41

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	82,300	$449	$0
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/09/2007		5,800	63	32
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$12,900	53	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		8,100	36	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		3,000	12	5
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		56,100	272	110
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		16,800	48	5
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		19,300	43	0
Put - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.540%	08/24/2007		76,500	55	2
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		28,700	186	35
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		29,900	104	59
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		29,900	78	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		30,500	69	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		362,200	344	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		18,000	72	9
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		17,500	87	28
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		59,800	343	74
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		20,700	74	41
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		15,300	54	35
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		189,600	751	642

								$3,234	$1,078

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	3,100	$94	$104
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		3,100	94	78
Call - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	60
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		2,000	61	57
Call - OTC Euro versus Japanese yen	JPY	158.350	06/04/2008		2,000	72	104
Put - OTC Euro versus Japanese yen		158.350	06/04/2008		2,000	72	57
Call - OTC Euro versus Japanese yen		148.300	05/20/2010		1,000	58	77
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		1,000	57	52
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010		2,800	137	140
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		2,800	136	128
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	71
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		1,400	67	64
Call - OTC Euro versus Japanese yen	JPY	148.400	06/03/2010		1,000	56	76
Put - OTC Euro versus Japanese yen		148.400	06/03/2010		1,000	56	54
Call - OTC U.S. dollar versus Japanese yen		121.000	01/18/2008		$2,300	23	37
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,900	215	371
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		4,900	202	123
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	82
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		1,200	51	34
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	268
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		4,000	168	114

						$1,966	$2,151

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 09/01/2037	$89.031	09/06/2007	$60,700	$7	$1

(g) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$100.000	08/24/2007	765	$72	$12

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	35,000	$442	$0
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/09/2007		20,400	63	48
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$5,600	49	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		1,300	12	5
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		24,400	275	123
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		3,700	46	8
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		3,200	44	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		12,500	181	41
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		13,000	105	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		6,400	69	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		4,500	47	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,100	59	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		65,200	344	4
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		2,700	31	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		7,800	72	10
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		7,600	91	27
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		26,000	332	80
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		9,000	74	46
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		5,100	52	36
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		63,200	712	620

								$3,100	$1,113

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 08/01/2037	$98.984	07/19/2007	$14,000	$33	$38

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	5.500%	07/01/2037	$4,000	$3,843	$3,858
U.S. Treasury Bonds	4.750%	02/15/2037	45,200	41,956	43,488
U.S. Treasury Notes	4.500%	05/15/2017	23,500	22,630	22,687
U.S. Treasury Notes	4.750%	05/15/2014	300	296	298

				$68,725	$70,331

(2)	Market value includes $1,006 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,921	07/2007	$58	$0	$58
Sell		55,038	07/2007	0	(66)	(66)
Buy	BRL	27,709	10/2007	268	(21)	247
Buy		10,337	03/2008	141	(11)	130
Sell		201	03/2008	0	(9)	(9)
Sell	CAD	6,928	08/2007	0	(29)	(29)
Sell	CHF	52,935	09/2007	6	0	6
Buy	CLP	8,500	03/2008	0	0	0
Buy	CNY	23,612	11/2007	10	0	10
Buy		81,431	01/2008	0	(46)	(46)
Sell	DKK	21,583	09/2007	0	(13)	(13)
Buy	EUR	1,685	07/2007	12	0	12
Sell		170,863	07/2007	0	(2,235)	(2,235)
Sell	GBP	80,741	08/2007	0	(850)	(850)
Buy		920	09/2007	7	0	7
Buy	HKD	83,591	07/2007	0	(5)	(5)
Sell		83,591	07/2007	0	(1)	(1)
Sell		83,591	08/2007	5	0	5
Sell	JPY	15,890,633	07/2007	1,863	0	1,863
Buy	KRW	2,749,633	07/2007	20	0	20
Buy		149,737	09/2007	0	0	0
Buy	MXN	26,255	03/2008	51	0	51
Buy	MYR	1,682	07/2007	0	(3)	(3)
Sell		1,682	07/2007	0	(1)	(1)
Buy		1,682	10/2007	0	0	0
Sell	NOK	36,045	09/2007	0	(79)	(79)
Sell	NZD	1,273	07/2007	0	(18)	(18)
Buy	PLN	5,262	09/2007	67	0	67
Buy	RUB	49,661	12/2007	43	0	43
Buy		15,959	01/2008	3	0	3
Sell	SEK	109,630	09/2007	0	(192)	(192)
Sell	SGD	5,224	07/2007	48	0	48

				$2,602	$(3,579)	$(977)

See accompanying notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (Unhedged)

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 33.1%
Banking & Finance 28.0%
Allstate Life Global Funding Trusts
5.400% due 03/23/2009	$100	$100
American Express Centurion Bank
5.340% due 06/12/2009	600	600
American Honda Finance Corp.
5.346% due 08/05/2008	130	130
5.407% due 02/09/2010	400	400
Bank of America Corp.
5.455% due 08/02/2010	540	541
Bank of Ireland
5.410% due 12/18/2009	300	301
Bank of Scotland
5.860% due 11/22/2012	500	501
Bear Stearns Cos., Inc.
5.480% due 05/18/2010	500	500
C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	98
Caterpillar Financial Services Corp.
5.420% due 05/18/2009	600	601
CIT Group, Inc.
5.510% due 12/19/2008	500	500
Citigroup Funding, Inc.
5.350% due 12/08/2008	200	200
5.360% due 06/26/2009	100	100
Citigroup, Inc.
5.510% due 05/18/2010	730	733
Credit Agricole S.A.
5.360% due 05/28/2009	100	100
5.410% due 05/28/2010	100	100
Credit Suisse First Boston
5.560% due 08/15/2010	600	603
Ford Motor Credit Co.
6.625% due 06/16/2008	2,100	2,099
7.250% due 10/25/2011	500	482
7.800% due 06/01/2012	100	98
General Electric Capital Corp.
5.428% due 01/20/2010	600	601
5.430% due 08/15/2011	400	400
Goldman Sachs Group, Inc.
5.400% due 12/23/2008	200	200
5.410% due 03/30/2009	100	100
5.440% due 11/16/2009	290	290
5.450% due 12/22/2008	100	100
HSBC Finance Corp.
5.450% due 06/19/2009	750	751
HSBC Holdings PLC
6.500% due 05/02/2036	200	206
ICICI Bank Ltd.
5.895% due 01/12/2010	100	100
International Lease Finance Corp.
5.510% due 06/26/2009	370	371
JPMorgan Chase & Co.
5.370% due 06/26/2009	290	290
5.396% due 05/07/2010	200	200
Lehman Brothers Holdings, Inc.
5.460% due 11/16/2009	600	601
5.500% due 05/25/2010	100	100
Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	600	600
Metropolitan Life Global Funding I
5.400% due 05/17/2010	200	200
Morgan Stanley
5.406% due 05/07/2009	300	300
5.467% due 02/09/2009	340	340
Residential Capital LLC
6.460% due 05/22/2009	100	100
SLM Corp.
5.495% due 07/27/2009	30	29
5.565% due 07/25/2008	500	497
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	97
U.S. Bank N.A.
5.280% due 03/31/2008	500	500
Wachovia Corp.
5.410% due 12/01/2009	200	200
Wells Fargo & Co.
5.420% due 03/23/2010	630	631
World Savings Bank FSB
5.410% due 06/20/2008	300	300

		16,891

Industrials 2.4%
Amgen, Inc.
5.440% due 11/28/2008	200	200
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	50	50
5.790% due 03/13/2009	100	101
General Mills, Inc.
5.485% due 01/22/2010	100	100
Home Depot, Inc.
5.485% due 12/16/2009	100	100
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	110
Time Warner, Inc.
5.590% due 11/13/2009	600	601
Wal-Mart Stores, Inc.
5.260% due 06/16/2008	200	200

		1,462

Utilities 2.7%
AT&T, Inc.
5.456% due 02/05/2010	100	100
BellSouth Corp.
4.240% due 04/26/2008	300	298
Deutsche Telekom International Finance BV
5.540% due 03/23/2009	800	802
TXU Electric Delivery Co.
5.735% due 09/16/2008	200	200
Verizon Communications, Inc.
5.400% due 04/03/2009	200	200

		1,600

Total Corporate Bonds & Notes (Cost $19,984)		19,953

U.S. GOVERNMENT AGENCIES 52.9%
Fannie Mae
5.000% due 02/25/2017	31	31
5.500% due 03/01/2037 - 08/01/2037	3,477	3,353
6.000% due 07/01/2037	20,100	19,883
6.227% due 06/01/2043	80	81
Freddie Mac
4.250% due 09/15/2024	385	379
5.000% due 07/15/2020	277	276
5.470% due 07/15/2019 - 10/15/2020	2,100	2,098
5.550% due 07/15/2037	800	800
6.000% due 07/01/2037	4,000	3,963
Ginnie Mae
6.000% due 07/01/2037	1,000	995

Total U.S. Government Agencies (Cost $32,070)		31,859

MORTGAGE-BACKED SECURITIES 7.0%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	78	79
Bear Stearns Alt-A Trust
5.480% due 02/25/2034	387	388
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	184	184
Countrywide Alternative Loan Trust
5.480% due 02/25/2047	265	265
6.029% due 02/25/2036	181	182
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	162	162
5.400% due 03/25/2037	81	81
Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	96	97
GS Mortgage Securities Corp. II
5.410% due 03/06/2020	400	400
5.420% due 06/06/2020	93	93
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	123	123
Morgan Stanley Capital I
5.380% due 10/15/2020	82	82
Residential Accredit Loans, Inc.
6.389% due 09/25/2045	272	274
Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	195	195
TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	354	354
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	200	200
5.681% due 04/15/2034	89	89
Washington Mutual, Inc.
5.759% due 01/25/2047	88	88
5.960% due 12/25/2027	296	297
6.029% due 02/25/2046	586	587

Total Mortgage-Backed Securities (Cost $4,218)		4,220

ASSET-BACKED SECURITIES 26.0%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	300	300
American Express Credit Account Master Trust
5.320% due 01/18/2011	400	400
5.820% due 02/15/2012	123	123
Asset-Backed Funding Certificates
5.380% due 01/25/2037	75	75
Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	176	176
5.410% due 06/25/2047	96	96
BNC Mortgage Loan Trust
5.420% due 05/25/2037	189	190
Carrington Mortgage Loan Trust
5.370% due 01/25/2037	408	408
Chase Credit Card Master Trust
5.430% due 07/15/2010	600	601
Chase Issuance Trust
5.330% due 12/15/2010	300	300
5.330% due 02/15/2011	300	300
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	600	591
5.526% due 02/07/2010	670	671
Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	183	183
5.380% due 01/25/2037	228	228
5.390% due 01/25/2036	116	116
5.430% due 08/25/2036	500	500
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	432	433
5.370% due 07/25/2037	463	463
5.390% due 06/25/2037	87	87
5.400% due 06/25/2037	442	442
5.400% due 10/25/2037	294	295
5.500% due 09/25/2036	570	570
Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	380	380
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	165	165
First USA Credit Card Master Trust
5.480% due 04/18/2011	300	301
Fremont Home Loan Trust
5.420% due 05/25/2036	100	100
GSAMP Trust
5.390% due 12/25/2036	248	248
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	317	317
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	261	261
HSBC Asset Loan Obligation
5.380% due 12/25/2036	453	453
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	330	330
Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	208	208
MASTR Asset-Backed Securities Trust
5.370% due 01/25/2037	186	186
5.380% due 11/25/2036	326	326
5.400% due 05/25/2037	97	97
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	595
5.440% due 08/16/2010	100	100
5.446% due 12/15/2009	200	200
Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	325	325
Morgan Stanley ABS Capital I
5.360% due 01/25/2037	89	89
5.370% due 11/25/2036	251	251
Option One Mortgage Loan Trust
5.370% due 01/25/2037	164	164
5.390% due 01/25/2036	124	124
Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	205	205
Residential Asset Securities Corp.
5.390% due 02/25/2037	275	276
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	523	524
5.380% due 12/25/2036	178	178
SLM Student Loan Trust
3.800% due 12/15/2038	500	485
5.325% due 10/25/2012	222	222
Soundview Home Equity Loan Trust
5.380% due 12/25/2036	191	191
5.400% due 06/25/2037	195	195
Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	184	185
Structured Asset Securities Corp.
5.420% due 01/25/2037	433	432

Total Asset-Backed Securities (Cost $15,659)		15,661

SOVEREIGN ISSUES 0.8%
Korea Development Bank
5.490% due 04/03/2010	500	500

Total Sovereign Issues (Cost $500)		500

SHORT-TERM INSTRUMENTS 25.7%
Certificates of Deposit 7.8%
Barclays Bank PLC
5.281% due 03/17/2008	500	500
BNP Paribas
5.262% due 07/03/2008	500	500
5.270% due 09/23/2008	100	100
Calyon Financial, Inc.
5.340% due 01/16/2009	200	200
Dexia S.A.
5.270% due 09/29/2008	600	600
Fortis Bank NY
5.265% due 06/30/2008	200	200
5.300% due 09/30/2008	200	200
Nordea Bank Finland PLC
5.308% due 04/09/2009	200	200
Royal Bank of Canada
5.266% due 06/30/2008	200	200
Royal Bank of Scotland Group PLC
5.000% due 03/26/2008	100	100
5.262% due 07/03/2008	500	500
Skandinav Enskilda BK
5.340% due 08/21/2008	400	400
Societe Generale NY
5.271% due 06/30/2008	400	400
Unicredito Italiano NY
5.360% due 05/29/2008	600	601

		4,701

Commercial Paper 16.0%
Bank of America Corp.
5.200% due 10/04/2007	1,100	1,097
Freddie Mac
4.800% due 07/02/2007	2,000	2,000
HBOS Treasury Services PLC
5.230% due 09/21/2007	1,200	1,195
Societe Generale NY
5.225% due 11/26/2007	1,400	1,396
Svenska Handelsbanken, Inc.
5.185% due 10/09/2007	1,200	1,199
UBS Finance Delaware LLC
5.215% due 10/23/2007	2,800	2,767

		9,654

Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	210	210

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $216. Repurchase proceeds are $210.)
U.S. Treasury Bills 1.6%
4.641% due 08/30/2007 - 09/13/2007 (a)(b)(d)	950	942

Total Short-Term Instruments (Cost $15,506)		15,507

Purchased Options (f) 0.1% (Cost $89)		36
Total Investments (c) 145.6% (Cost $88,026)		$87,736
Written Options (g) (0.1%) (Premiums $109)		(59)
Other Assets and Liabilities (Net) (45.5%)		(27,422)

Net Assets 100.0%		$60,255

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $248 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $3,337 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $446 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$(2)
90-Day Euribor June Futures	Long	06/2008	3	(6)
90-Day Euribor March Futures	Long	03/2008	2	(4)
90-Day Euribor September Futures	Long	09/2008	5	(2)
90-Day Eurodollar December Futures	Long	12/2007	41	(77)
90-Day Eurodollar December Futures	Long	12/2008	36	(26)
90-Day Eurodollar June Futures	Long	06/2008	154	(216)
90-Day Eurodollar March Futures	Long	03/2008	129	(195)
90-Day Eurodollar March Futures	Long	03/2009	5	(7)
90-Day Eurodollar September Futures	Long	09/2008	120	(182)
90-Day Euroyen December Futures	Long	12/2007	10	(1)
Euro-Bund 10-Year Note September Futures	Short	09/2007	1	(1)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	24	(36)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	5	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	22	(34)

				$(799)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	$1,000	$(3)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	500	0
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	300	1
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	400	2
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	500	2
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	100	1

						$4

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	100	$0
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	300	2
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		200	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		100	2
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009	EUR	400	0
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		300	6
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		100	(1)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		200	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		600	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(1)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	400	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(5)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		200	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		400	34
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(12)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		1,200	(4)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	6
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		200	(3)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	20,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		100,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		40,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		310,000	(5)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	800	(1)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$3,500	(3)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	3
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		3,700	(8)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		21,600	11
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,000	(4)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,200	(10)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		600	(4)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		3,700	(8)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,000	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	(2)

							$(20)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	744,562	$(116)
Goldman Sachs & Co.	Short	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	7,235	1

						$(115)

(f) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$2,000	$8	$0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,000	17	10
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	5,000	6	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	4,600	28	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,000	11	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,000	9	10

							$89	$36

(g) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	16	$5	$10
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	9	3	2
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	2	0	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	3	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	4	2	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	12	5	3
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	14	5	7

				$20	$22

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$1,000	$9	$0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	16	10
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,000	7	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	4
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	27	6
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,000	10	7
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,000	8	10

							$89	$37

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
U.S. Treasury Notes	4.500%	05/15/2017	$800	$767	$773
U.S. Treasury Notes	4.625%	02/15/2017	200	195	197

				$962	$970

(2)	Market value includes $9 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	273	07/2007	$2	$0	$2
Buy	BRL	1,397	10/2007	26	0	26
Buy		902	03/2008	32	0	32
Buy	CAD	120	08/2007	1	0	1
Buy	CNY	314	11/2007	0	0	0
Sell		314	11/2007	0	0	0
Buy	EUR	1,682	07/2007	22	0	22
Sell	GBP	386	08/2007	0	(4)	(4)
Buy	IDR	441,000	05/2008	0	(2)	(2)
Buy	INR	2,647	10/2007	0	0	0
Buy		2,137	05/2008	1	0	1
Sell	JPY	45,623	07/2007	5	0	5
Buy	KRW	49,876	07/2007	0	0	0
Buy		73,950	09/2007	0	0	0
Buy	MXN	2,348	03/2008	2	0	2
Buy	MYR	509	05/2008	0	(2)	(2)
Buy	NZD	28	07/2007	1	0	1
Buy	PHP	5,964	05/2008	0	(2)	(2)
Buy	PLN	336	09/2007	1	0	1
Buy		56	03/2008	0	0	0
Buy	RUB	420	11/2007	0	0	0
Buy		477	12/2007	1	0	1
Buy		6,058	01/2008	1	0	1
Buy	SEK	382	09/2007	1	0	1
Buy	SGD	229	07/2007	0	(1)	(1)
Buy		249	10/2007	1	0	1

				$97	$(11)	$86

See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

June 30, 2007 (Unaudited)

		Principal Amount (000s	)	Value (000s )
BANK LOAN OBLIGATIONS 0.8%
Kinder Morgan, Inc.
6.820% due 05/24/2014		$100		$100
SLM Corp.
6.000% due 06/30/2008		500		498

Total Bank Loan Obligations (Cost $598)				598

CORPORATE BONDS & NOTES 75.9%
Banking & Finance 31.5%
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008		200		201
Allstate Corp.
6.125% due 05/15/2037		100		97
7.200% due 12/01/2009		200		208
American International Group, Inc.
2.875% due 05/15/2008		300		293
5.050% due 10/01/2015		200		191
6.250% due 05/01/2036		200		203
Anadarko Finance Co.
6.750% due 05/01/2011		200		207
Archstone-Smith Trust
7.900% due 02/15/2016		25		28
AvalonBay Communities, Inc.
6.125% due 11/01/2012		50		51
BAE Systems Holdings, Inc.
5.200% due 08/15/2015		200		191
Bank of America Corp.
3.875% due 01/15/2008		50		50
4.750% due 08/01/2015		200		187
Bank One Corp.
5.250% due 01/30/2013		100		98
9.875% due 03/01/2009		50		53
BB&T Capital Trust IV
6.820% due 06/12/2077		200		199
BB&T Corp.
6.500% due 08/01/2011		30		31
Bear Stearns Cos., Inc.
5.700% due 11/15/2014		200		196
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		200		226
BNP Paribas
5.186% due 06/29/2049		700		654
C10 Capital SPV Ltd.
6.722% due 12/31/2049		400		390
Canadian Oil Sands Ltd.
4.800% due 08/10/2009		245		241
Citigroup, Inc.
5.000% due 09/15/2014		200		191
5.625% due 08/27/2012		400		401
6.000% due 02/21/2012		190		194
6.125% due 08/25/2036		800		788
Commonwealth Bank of Australia
6.024% due 03/29/2049		350		342
Credit Agricole S.A.
6.637% due 05/29/2049		200		194
Fleet National Bank
5.750% due 01/15/2009		175		176
Ford Motor Credit Co.
7.875% due 06/15/2010		100		100
General Electric Capital Corp.
5.000% due 01/08/2016		100		95
5.430% due 08/15/2011		500		500
5.450% due 01/15/2013		350		347
6.750% due 03/15/2032		500		544
General Motors Acceptance Corp.
6.510% due 09/23/2008		200		200
6.875% due 09/15/2011		50		49
GMAC LLC
6.625% due 05/15/2012		100		97
Goldman Sachs Group LP
4.500% due 06/15/2010		250		244
Goldman Sachs Group, Inc.
5.250% due 10/15/2013		300		291
5.450% due 12/22/2008		200		200
5.700% due 09/01/2012		300		300
6.125% due 02/15/2033		600		574
6.600% due 01/15/2012		100		104
HBOS Capital Funding LP
6.071% due 06/30/2049		300		299
HBOS PLC
5.920% due 09/29/2049		100		94
HSBC Capital Funding LP
4.610% due 12/29/2049		1,330		1,250
9.547% due 12/31/2049		100		111
HSBC Finance Corp.
4.125% due 03/11/2008		200		198
HSBC Holdings PLC
6.500% due 05/02/2036		200		206
International Lease Finance Corp.
4.875% due 09/01/2010		150		147
JPMorgan & Co., Inc.
5.750% due 10/15/2008		100		100
JPMorgan Chase & Co.
4.750% due 03/01/2015		300		281
5.125% due 09/15/2014		100		96
6.625% due 03/15/2012		350		364
7.125% due 06/15/2009		100		103
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		400		386
KFW International Finance, Inc.
5.750% due 01/15/2008		30		30
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014		300		284
6.625% due 01/18/2012		30		31
MBNA America Bank N.A.
7.125% due 11/15/2012		145		155
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010		100		97
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150		150
Mizuho JGB Investment LLC
9.870% due 12/31/2049		100		104
Morgan Stanley
4.750% due 04/01/2014		900		842
5.300% due 03/01/2013		325		319
5.375% due 10/15/2015		250		240
6.600% due 04/01/2012		100		104
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		1,050		1,033
Natexis AMBS Co. LLC
8.440% due 12/29/2049		100		103
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012		200		213
Preferred Term Securities XII
5.910% due 03/24/2034		100		101
Prudential Financial, Inc.
5.510% due 06/13/2008		100		100
Prudential Insurance Co. of America
7.650% due 07/01/2007		250		250
Rabobank Capital Funding II
5.260% due 12/31/2049		50		48
Rabobank Capital Funding Trust
5.254% due 12/29/2049		700		657
Resona Bank Ltd.
5.850% due 09/29/2049		300		287
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		480		522
SB Treasury Co. LLC
9.400% due 12/29/2049		200		207
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		300		286
UBS Preferred Funding Trust V
6.243% due 05/12/2049		700		704
United Overseas Bank Ltd.
5.375% due 09/03/2019		100		97
USB Capital IX
6.189% due 04/15/2049		975		983
Ventas Realty LP
6.750% due 06/01/2010		200		203
VTB Capital S.A. for Vneshtorgbank
6.110% due 09/21/2007		200		200
Wachovia Bank N.A.
5.000% due 08/15/2015		300		285
7.800% due 08/18/2010		30		32
Wells Fargo & Co.
5.420% due 03/23/2010		75		75
5.455% due 01/12/2011		200		200
Wells Fargo Bank N.A.
6.450% due 02/01/2011		30		31
Wells Fargo Capital X
5.950% due 12/15/2036		1,500		1,404
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300		292

				24,230

Industrials 30.4%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		100		96
Allied Waste North America, Inc.
6.500% due 11/15/2010		300		295
American Airlines, Inc.
6.978% due 10/01/2012		80		81
7.858% due 10/01/2011		50		53
American Greetings Corp.
7.375% due 06/01/2016		100		102
Anadarko Petroleum Corp.
5.950% due 09/15/2016		200		196
6.450% due 09/15/2036		200		193
Apache Corp.
6.000% due 01/15/2037		200		191
Barrick Gold Corp.
5.800% due 11/15/2034		100		90
Beckman Coulter, Inc.
6.875% due 11/15/2011		30		31
Boston Scientific Corp.
5.450% due 06/15/2014		100		94
C8 Capital SPV Ltd.
6.640% due 12/31/2049		100		99
Canadian National Railway Co.
4.400% due 03/15/2013		80		75
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100		99
5.850% due 02/01/2035		200		181
6.000% due 08/15/2016		100		99
Cardinal Health, Inc.
5.619% due 10/02/2009		200		200
CBS Corp.
5.625% due 08/15/2012		500		492
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150		164
Chesapeake Energy Corp.
6.375% due 06/15/2015		300		288
6.875% due 01/15/2016		200		196
7.000% due 08/15/2014		23		23
7.500% due 06/15/2014		200		204
Cisco Systems, Inc.
5.440% due 02/20/2009		60		60
Clorox Co.
5.485% due 12/14/2007		30		30
CODELCO, Inc.
6.150% due 10/24/2036		100		99
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		100		112
Comcast Cable Communications, Inc.
6.750% due 01/30/2011		300		311
8.875% due 05/01/2017		35		41
Comcast Corp.
5.300% due 01/15/2014		100		97
5.850% due 01/15/2010		200		201
5.875% due 02/15/2018		100		97
6.450% due 03/15/2037		200		193
7.050% due 03/15/2033		100		104
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		200		200
Continental Airlines, Inc.
6.320% due 11/01/2008		50		50
6.503% due 06/15/2011		100		100
Cox Communications, Inc.
4.625% due 06/01/2013		160		150
5.910% due 12/14/2007		100		100
6.750% due 03/15/2011		100		104
7.750% due 11/01/2010		130		138
CSC Holdings, Inc.
8.125% due 07/15/2009		50		51
8.125% due 08/15/2009		50		51
CSX Corp.
5.300% due 02/15/2014		250		242
DaimlerChrysler N.A. Holding Corp.
5.840% due 09/10/2007		200		200
7.300% due 01/15/2012		100		106
Devon Energy Corp.
7.950% due 04/15/2032		600		703
Devon Financing Corp. ULC
7.875% due 09/30/2031		300		349
Duke Energy Field Services LLC
5.375% due 10/15/2015		100		95
EchoStar DBS Corp.
6.375% due 10/01/2011		200		196
El Paso Natural Gas Co.
5.950% due 04/15/2017		500		487
Embraer Overseas Ltd.
6.375% due 01/24/2017		100		98
Enbridge Energy Partners LP
5.875% due 12/15/2016		500		489
EnCana Corp.
4.750% due 10/15/2013		100		95
6.500% due 08/15/2034		100		101
Energy Transfer Partners LP
6.125% due 02/15/2017		500		495
Enterprise Products Operating LP
5.000% due 03/01/2015		200		187
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		100		107
Fund American Cos., Inc.
5.875% due 05/15/2013		150		148
Gaz Capital for Gazprom
8.625% due 04/28/2034		200		250
Gazprom International S.A.
7.201% due 02/01/2020		95		99
General Mills, Inc.
5.700% due 02/15/2017		200		195
Georgia-Pacific Corp.
7.125% due 01/15/2017		700		676
8.125% due 05/15/2011		100		103
HCA, Inc.
6.750% due 07/15/2013		200		182
Hess Corp.
7.875% due 10/01/2029		200		226
Hilton Hotels Corp.
8.250% due 02/15/2011		230		243
HJ Heinz Co.
6.428% due 12/01/2008		200		202
Hospira, Inc.
6.050% due 03/30/2017		100		99
Humana, Inc.
6.450% due 06/01/2016		200		202
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		140		144
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		100		99
International Business Machines Corp.
8.375% due 11/01/2019		30		36
JC Penney Corp., Inc.
6.375% due 10/15/2036		200		191
8.000% due 03/01/2010		100		106
JetBlue Airways Corp.
9.610% due 03/15/2008		50		51
Kern River Funding Corp.
4.893% due 04/30/2018		65		62
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200		190
7.300% due 08/15/2033		150		157
Kroger Co.
5.500% due 02/01/2013		200		195
Magellan Midstream Partners LP
6.400% due 05/01/2037		100		97
MGM Mirage
6.625% due 07/15/2015		100		91
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		500		581
Newmont Mining Corp.
5.875% due 04/01/2035		100		89
News America Holdings, Inc.
9.250% due 02/01/2013		400		463
Norfolk Southern Corp.
7.250% due 02/15/2031		100		108
Northrop Grumman Corp.
7.750% due 02/15/2031		100		119
Northwest Pipeline Corp.
5.950% due 04/15/2017		200		196
Oracle Corp.
5.000% due 01/15/2011		150		148
Pemex Project Funding Master Trust
5.750% due 12/15/2015		200		196
8.000% due 11/15/2011		260		283
Phelps Dodge Corp.
8.750% due 06/01/2011		200		221
9.500% due 06/01/2031		200		260
Pioneer Natural Resources Co.
5.875% due 07/15/2016		200		181
Plains All American Pipeline LP
6.125% due 01/15/2017		400		398
Plains Exploration & Production Co.
7.000% due 03/15/2017		100		95
Premcor Refining Group, Inc.
6.750% due 02/01/2011		100		104
Qwest Communications International, Inc.
7.250% due 02/15/2011		200		202
Reynolds American, Inc.
7.750% due 06/01/2018		100		107
Rogers Cable, Inc.
5.500% due 03/15/2014		100		97
6.750% due 03/15/2015		200		207
Safeway, Inc.
5.710% due 03/27/2009		200		200
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		200		215
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100		104
Suncor Energy, Inc.
6.500% due 06/15/2038		500		504
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		57		59
Time Warner Cable, Inc.
5.850% due 05/01/2017		240		234
6.550% due 05/01/2037		840		814
Time Warner, Inc.
6.750% due 04/15/2011		25		26
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30		34
Tyson Foods, Inc.
6.850% due 04/01/2016		335		346
Union Pacific Corp.
6.625% due 02/01/2029		50		51
United Airlines, Inc.
10.125% due 03/22/2015 (a)		90		47
USX Corp.
6.850% due 03/01/2008		30		30
Vale Overseas Ltd.
6.250% due 01/11/2016		200		199
6.250% due 01/23/2017		100		100
Valero Energy Corp.
3.500% due 04/01/2009		100		97
6.625% due 06/15/2037		200		200
7.500% due 04/15/2032		400		438
Viacom, Inc.
6.250% due 04/30/2016		500		493
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30		31
Walt Disney Co.
5.460% due 09/10/2009		100		100
6.375% due 03/01/2012		100		104
Waste Management, Inc.
7.100% due 08/01/2026		10		10
WellPoint, Inc.
4.250% due 12/15/2009		100		97
Westfield Group
5.700% due 10/01/2016		100		98
Williams Cos., Inc.
6.375% due 10/01/2010		100		101
Wyeth
4.375% due 03/01/2008		100		99
Wynn Las Vegas LLC
6.625% due 12/01/2014		100		97
Xerox Corp.
6.110% due 12/18/2009		100		101
XTO Energy, Inc.
6.100% due 04/01/2036		100		94
6.250% due 04/15/2013		100		102
7.500% due 04/15/2012		100		108
Yum! Brands, Inc.
8.875% due 04/15/2011		140		154

				23,367

Utilities 14.0%
Appalachian Power Co.
3.600% due 05/15/2008		100		98
AT&T Corp.
7.300% due 11/15/2011		447		476
AT&T, Inc.
5.100% due 09/15/2014		300		287
BellSouth Corp.
5.200% due 09/15/2014		300		288
5.200% due 12/15/2016		100		95
British Telecommunications PLC
8.625% due 12/15/2010		100		109
9.125% due 12/15/2030		100		131
CenturyTel, Inc.
8.375% due 10/15/2010		100		108
Cingular Wireless LLC
6.500% due 12/15/2011		50		52
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100		105
Consumers Energy Co.
5.000% due 02/15/2012		100		97
5.375% due 04/15/2013		100		99
5.500% due 08/15/2016		350		340
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		330		352
Duke Energy Corp.
6.450% due 10/15/2032		200		206
Embarq Corp.
7.082% due 06/01/2016		500		504
Energy East Corp.
6.750% due 07/15/2036		100		104
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150		147
4.875% due 11/01/2011		100		96
Entergy Louisiana LLC
5.560% due 09/01/2015		50		48
Exelon Corp.
4.900% due 06/15/2015		200		184
Florida Power Corp.
5.760% due 11/14/2008		50		50
France Telecom S.A.
7.750% due 03/01/2011		230		246
Indianapolis Power & Light
6.300% due 07/01/2013		150		153
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		150		154
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200		201
Nevada Power Co.
6.500% due 05/15/2018		150		152
6.750% due 07/01/2037		200		204
Niagara Mohawk Power Corp.
7.750% due 10/01/2008		30		31
NiSource Finance Corp.
7.875% due 11/15/2010		100		107
Ohio Edison Co.
5.450% due 05/01/2015		100		97
5.647% due 06/15/2009		100		100
Pacific Gas & Electric Co.
5.800% due 03/01/2037		100		94
6.050% due 03/01/2034		300		292
PPL Capital Funding Trust I
4.330% due 03/01/2009		200		196
Progress Energy, Inc.
6.850% due 04/15/2012		200		210
7.100% due 03/01/2011		94		99
PSEG Power LLC
6.950% due 06/01/2012		200		210
8.625% due 04/15/2031		100		123
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150		150
Qwest Corp.
8.610% due 06/15/2013		100		109
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		36		35
Sierra Pacific Power Co.
6.000% due 05/15/2016		200		197
Southern California Edison Co.
5.000% due 01/15/2014		200		191
Sprint Capital Corp.
8.375% due 03/15/2012		500		545
System Energy Resources, Inc.
4.875% due 10/01/2007		100		100
TECO Energy, Inc.
6.750% due 05/01/2015		200		205
7.000% due 05/01/2012		300		312
Telecom Italia Capital S.A.
4.000% due 01/15/2010		200		192
5.250% due 11/15/2013		100		95
5.969% due 07/18/2011		200		201
Telefonica Emisones SAU
5.984% due 06/20/2011		100		101
Telus Corp.
8.000% due 06/01/2011		30		32
Toledo Edison Co.
6.150% due 05/15/2037		200		188
TXU Energy Co. LLC
5.860% due 09/16/2008		100		100
Verizon Communications, Inc.
5.350% due 02/15/2011		200		199
Verizon Global Funding Corp.
7.750% due 12/01/2030		200		225
Verizon New England, Inc.
6.500% due 09/15/2011		200		205
Virginia Electric & Power Co.
5.400% due 01/15/2016		500		483
6.000% due 05/15/2037		100		96
Vodafone Group PLC
3.950% due 01/30/2008		30		30
7.750% due 02/15/2010		30		32
Xcel Energy, Inc.
6.500% due 07/01/2036		100		101

				10,769

Total Corporate Bonds & Notes (Cost $59,720)				58,366

CONVERTIBLE BONDS & NOTES 0.3%
ERP Operating LP
3.850% due 08/15/2026		200		200

Total Convertible Bonds & Notes (Cost $202)				200

U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
5.500% due 07/01/2036 - 08/01/2037		5,334		5,144
6.000% due 04/01/2036 - 10/01/2036		1,583		1,568

Total U.S. Government Agencies (Cost $6,769)				6,712

SOVEREIGN ISSUES 1.0%
Croatia Government International Bond
6.212% due 07/31/2010		24		24
Korea Development Bank
4.750% due 07/20/2009		300		296
Mexico Government International Bond
6.750% due 09/27/2034		78		83
Panama Government International Bond
9.625% due 02/08/2011		100		112
Russia Government International Bond
7.500% due 03/31/2030		149		165
South Africa Government International Bond
7.375% due 04/25/2012		90		96

Total Sovereign Issues (Cost $761)				776

FOREIGN CURRENCY-DENOMINATED ISSUES 2.8%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325		412
Credit Logement S.A.
4.604% due 03/29/2049		300		399
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100		153
France Telecom S.A.
6.750% due 03/14/2008		90		124
HSBC Holdings PLC
5.375% due 12/20/2012		60		83
RBS Capital Trust A
6.467% due 12/29/2049		325		465
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50		50
Telefonica Europe BV
5.125% due 02/14/2013	EUR	325		441

Total Foreign Currency-Denominated Issues (Cost $1,935)				2,127

		Shares
PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
6.107% due 12/31/2049		4,000		102

Total Preferred Stocks (Cost $100)				102

		Principal Amount (000s	)
SHORT-TERM INSTRUMENTS 13.1%
Commercial Paper 11.2%
Bank of America Corp.
5.200% due 10/04/2007		$1,300		1,296
Freddie Mac
4.800% due 07/02/2007		4,000		4,000
Societe Generale NY
5.225% due 11/26/2007		2,300		2,266
UBS Finance Delaware LLC
5.230% due 10/23/2007		200		199
5.350% due 10/23/2007		900		900

				8,661

Repurchase Agreements 1.4%
State Street Bank and Trust Co.
4.900% due 07/02/2007
(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $1,084. Repurchase proceeds are $1,058.)		1,058		1,058

U.S. Treasury BillS 0.5%
4.642% due 08/30/2007 - 09/13/2007 (b)(d)		395		391

Total Short-Term Instruments (Cost $10,112)				10,110

Purchased Options (f) 0.0%
(Cost $45)				43
Total Investments (c) 102.7% (Cost $80,242)				$79,034
Written Options (g) (0.0%) (Premiums $16)				(15)
Other Assets and Liabilities (Net) (2.7%)				(2,091)

Net Assets 100.0%				$76,928

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $599 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $391 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar December Futures	Long	12/2008	124	$(118)
90-Day Eurodollar June Futures	Long	06/2009	87	(126)
90-Day Eurodollar March Futures	Long	03/2009	109	(147)
90-Day Eurodollar September Futures	Long	09/2009	83	(117)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	50	37
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	40	11
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	(170)

				$(630)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay /Receive Fixed Rate )	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Bank of America	ConocoPhillips 8.750% due 05/25/2010	Sell	0.100%	12/20/2007	$100	$0
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.120%	12/20/2007	100	0
Bank of America	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	3,000	(7)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	500	5
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%)	03/20/2012	400	14
Barclays Bank PLC	Dow Jones iTraxx Europe HV8 Index	Sell	0.750%	06/20/2012	3,100	(3)
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%)	06/20/2012	100	0
Barclays Bank PLC	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%)	06/20/2012	100	0
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%)	06/20/2012	200	0
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	200	2
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	06/20/2010	100	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%	06/20/2010	100	8
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%)	06/20/2012	500	0
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%)	06/20/2012	300	(2)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	100	0
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%)	06/20/2012	300	(1)
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	200	0
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	06/20/2011	100	0
BNP Paribas Bank	Target Corp. 5.875% due 03/01/2012	Buy	(0.090%)	06/20/2012	100	0
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%)	03/20/2017	100	0
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2008	500	0
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	298	3
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%)	12/20/2011	200	0
Citibank N.A.	Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%)	06/20/2012	100	0
Citibank N.A.	Freeport-McMoRan Copper & Gold, Inc. 6.875% due 02/01/2014	Sell	1.000%	06/20/2012	300	2
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	200	0
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	100	2
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	200	0
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.460%)	06/20/2012	500	(1)
Credit Suisse First Boston	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%)	06/20/2012	200	0
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.500%	09/20/2009	500	0
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	09/20/2011	300	20
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%)	09/20/2011	300	(7)
Deutsche Bank AG	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.050%	06/20/2012	200	(2)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.440%)	06/20/2012	500	(2)
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%)	06/20/2012	100	0
Deutsche Bank AG	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%)	06/20/2012	200	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	100	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%	03/20/2009	200	0
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%)	09/20/2011	200	(2)
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	06/20/2012	100	0
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	06/20/2012	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	4,000	(10)
Goldman Sachs & Co.	Dow Jones CDX N.A. HV8 Index	Buy	(0.750%)	06/20/2012	2,000	14
Goldman Sachs & Co.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%)	06/20/2012	100	0
Goldman Sachs & Co.	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.780%)	06/20/2012	100	1
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.220%)	06/20/2012	100	0
Goldman Sachs & Co.	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%)	06/20/2012	100	(1)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%	03/20/2014	100	(2)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	250	3
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%)	03/20/2017	100	6
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%)	03/20/2017	100	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	03/20/2009	100	0
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%	09/20/2010	300	9
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%	03/20/2012	5,000	(41)
JPMorgan Chase & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%)	06/20/2012	100	1
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.840%	06/20/2012	500	(1)
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%)	06/20/2012	200	(1)
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%)	06/20/2012	100	0
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	500	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Lehman Brothers, Inc.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.010%	09/20/2011	200	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(2.620%)	03/20/2012	5,000	46
Lehman Brothers, Inc.	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012	400	0
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%)	06/20/2012	200	0
Lehman Brothers, Inc.	Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.410%)	06/20/2012	500	(1)
Lehman Brothers, Inc.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.000%	06/20/2012	500	5
Lehman Brothers, Inc.	Tesoro Corp. 6.250% due 11/01/2012	Sell	0.750%	06/20/2012	500	(1)
Lehman Brothers, Inc.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.239%)	06/20/2012	500	(1)
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	200	0
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%	03/20/2014	100	(3)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%	06/20/2010	200	1
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%	03/20/2011	300	1
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	06/20/2011	100	0
Morgan Stanley	Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%)	12/20/2011	500	(6)
Morgan Stanley	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%	12/20/2011	500	4
Morgan Stanley	Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%)	06/20/2012	100	0
Morgan Stanley	Dow Jones CDX N.A. HV8 Index	Sell	0.750%	06/20/2012	2,000	(6)
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%)	06/20/2012	200	(1)
Morgan Stanley	LCDX N.A. 8 Index	Sell	1.200%	06/20/2012	400	1
Morgan Stanley	Liz Claiborne, Inc. 5.000% due 07/08/2013	Buy	(0.480%)	06/20/2012	100	1
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%)	06/20/2012	100	0
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%)	06/20/2012	100	0
Morgan Stanley	Office Depot, Inc. 6.250% due 08/15/2013	Buy	(0.450%)	06/20/2012	100	1
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	1,300	9
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%)	03/20/2017	100	0
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%)	09/20/2011	200	0
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	300	0
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%)	06/20/2012	200	0
Royal Bank of Scotland Group PLC	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%)	06/20/2012	200	0
UBS Warburg LLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	09/20/2007	500	0
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%)	06/20/2012	300	2
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%)	06/20/2012	200	0

						$59

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	$20
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036	GBP	500	26
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	43
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		300	(14)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016	JPY	130,000	(4)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,800	(5)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$5,800	19
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	(43)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		500	6
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	(8)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	0
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		1,000	35
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		200	(2)
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(147)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,000	16
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,440	(36)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,100	18
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		500	(2)

							$(78)

(f) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.250	09/17/2007	22	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	$500	$2	$2

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(2)	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.425%	09/20/2007	$600	$1	$1

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Foreign Currency Options

Description	Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$1.355	05/21/2008	EUR	200	$6	$7
Put - OTC Euro versus U.S. dollar	1.355	05/21/2008		200	6	5
Call - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	10
Put - OTC Euro versus U.S. dollar	1.375	05/21/2010		200	10	9
Call - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	5
Put - OTC Euro versus U.S. dollar	1.372	06/03/2010		100	5	4

					$42	$40

(g) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$107.000	08/24/2007	25	$8	$7
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	12	1	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	25	3	3

				$12	$11

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	$200	$2	$2

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection	(3)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell		0.425%	09/20/2007	$1,100	$2	$2

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/01/2037	$200	$194	$193

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	AUD	500	07/2007	$4	$0	$4
Buy	BRL	309	10/2007	8	0	8
Buy		779	03/2008	30	0	30
Sell	CAD	44	08/2007	0	0	0
Buy	CLP	27,495	03/2008	0	0	0
Sell	EUR	1,299	07/2007	0	(17)	(17)
Sell	GBP	407	08/2007	0	(4)	(4)
Buy	INR	14,413	10/2007	1	0	1
Buy		1,109	11/2007	0	0	0
Sell	JPY	1,128	07/2007	0	0	0
Buy	KRW	157,505	07/2007	2	0	2
Buy		8,246	08/2007	0	0	0
Buy		345,498	09/2007	2	0	2
Buy	MXN	6,003	03/2008	9	0	9
Buy	NOK	1,111	09/2007	3	0	3
Buy	PLN	1,442	09/2007	9	(1)	8
Buy	RUB	2,765	09/2007	3	0	3
Buy		346	11/2007	1	0	1
Buy		8,301	12/2007	5	0	5
Buy		5,155	01/2008	1	0	1
Buy	SGD	261	07/2007	0	(2)	(2)
Buy		70	08/2007	0	(1)	(1)
Buy		518	09/2007	0	(5)	(5)
Buy	TWD	575	07/2007	0	0	0
Sell		575	07/2007	0	0	0
Buy		575	08/2007	0	0	0
Buy	ZAR	153	03/2008	0	0	0

				$78	$(30)	$48

See accompanying notes

Schedule of Investments

Japanese StocksPLUS® TR Strategy Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.0%
Banking & Finance 7.2%
American International Group, Inc.
5.360% due 06/23/2008	$500	$500
Bank of Ireland
5.370% due 12/19/2008	200	200
Bear Stearns Cos., Inc.
5.655% due 01/30/2009	200	201
C10 Capital SPV Ltd.
6.722% due 12/18/2049	100	98
Citigroup, Inc.
5.400% due 12/26/2008	200	200
DnB NORBank ASA
5.402% due 02/25/2008	100	100
Ford Motor Credit Co.
7.250% due 10/25/2011	150	145
7.800% due 06/01/2012	50	49
General Electric Capital Corp.
5.390% due 03/12/2010	300	300
5.430% due 08/15/2011	200	200
GMAC LLC
4.375% due 12/10/2007	100	99
Goldman Sachs Group, Inc.
5.450% due 12/22/2008	200	200
HBOS Treasury Services PLC
5.320% due 07/17/2008	200	200
HSBC Finance Corp.
5.360% due 05/21/2008	100	100
JPMorgan Chase & Co.
5.410% due 06/26/2009	200	200
Metropolitan Life Global Funding I
5.400% due 05/17/2010	200	200
Morgan Stanley
5.406% due 05/07/2009	200	200
Rabobank Nederland
5.376% due 01/15/2009	200	200
Santander U.S. Debt S.A. Unipersonal
5.416% due 02/06/2009	200	200

		3,592

Industrials 4.0%
Boston Scientific Corp.
6.000% due 06/15/2011	100	100
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	200	201
C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	98
Dex Media East LLC
9.875% due 11/15/2009	100	104
EchoStar DBS Corp.
5.750% due 10/01/2008	100	100
El Paso Corp.
6.375% due 02/01/2009	100	101
Equistar Chemicals LP
10.125% due 09/01/2008	57	60
Loews Corp.
5.250% due 03/15/2016	200	192
Mandalay Resort Group
6.500% due 07/31/2009	100	100
Reynolds American, Inc.
7.750% due 06/01/2018	100	107
Time Warner, Inc.
5.500% due 11/15/2011	400	396
Wal-Mart Stores, Inc.
5.260% due 06/16/2008	200	200
Xerox Capital Trust I
8.000% due 02/01/2027	200	206

		1,965

Utilities 2.8%
BellSouth Corp.
4.240% due 04/26/2008	300	298
5.200% due 09/15/2014	200	192
Embarq Corp.
6.738% due 06/01/2013	300	306
Midwest Generation LLC
8.300% due 07/02/2009	84	86
NRG Energy, Inc.
7.375% due 02/01/2016	100	100
Ohio Power Co.
5.530% due 04/05/2010	200	201
Qwest Corp.
5.625% due 11/15/2008	100	100
TXU Energy Co. LLC
5.860% due 09/16/2008	100	100

		1,383

Total Corporate Bonds & Notes (Cost $6,951)		6,940

U.S. GOVERNMENT AGENCIES 71.5%
Fannie Mae
3.848% due 10/01/2033	668	658
4.000% due 05/01/2013	886	854
4.190% due 11/01/2034	65	64
4.340% due 08/01/2033	179	176
4.903% due 12/01/2035	220	218
5.000% due 07/25/2019 - 07/01/2037	5,283	5,032
5.038% due 07/01/2035	247	246
5.380% due 12/25/2036	490	489
5.420% due 01/25/2021	301	301
5.500% due 07/01/2037 - 08/01/2037	13,900	13,403
5.504% due 07/01/2032	36	36
5.670% due 05/25/2042 - 09/25/2042	227	228
6.000% due 07/01/2037	5,000	4,946
6.183% due 09/01/2044	300	304
6.214% due 06/01/2043 - 10/01/2044	685	694
6.500% due 07/01/2036 - 07/01/2037	3,000	2,953
6.625% due 11/25/2023	80	83
Freddie Mac
4.500% due 10/15/2013 - 10/15/2019	920	898
4.748% due 09/01/2035	239	236
5.000% due 12/15/2015 - 03/15/2026	1,944	1,925
5.500% due 08/15/2030 - 05/01/2035	443	428
5.520% due 10/15/2020	31	31
5.550% due 07/15/2037	1,000	1,000
6.227% due 02/25/2045	262	262

Total U.S. Government Agencies (Cost $35,553)		35,465

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
4.500% due 05/15/2017	100	96

Total U.S. Treasury Obligations (Cost $95)		96

MORTGAGE-BACKED SECURITIES 14.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	166	163
Bear Stearns Alt-A Trust
5.818% due 11/25/2036	84	84
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	200	201
Countrywide Alternative Loan Trust
5.400% due 09/20/2046	205	205
5.480% due 02/25/2047	177	176
5.520% due 05/25/2036	190	190
5.530% due 03/20/2046	139	139
5.600% due 02/25/2037	155	156
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	152	151
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	150	150
Downey Savings & Loan Association Mortgage Loan Trust
5.580% due 08/19/2045	119	120
Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	193	193
GS Mortgage Securities Corp. II
5.410% due 03/06/2020	200	200
5.420% due 06/06/2020	37	37
Harborview Mortgage Loan Trust
5.540% due 05/19/2035	178	179
5.560% due 03/19/2037	146	147
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	71	71
Mellon Residential Funding Corp.
5.670% due 11/15/2031	164	164
5.760% due 12/15/2030	92	92
Residential Accredit Loans, Inc.
5.420% due 09/25/2046	158	158
5.530% due 04/25/2046	233	232
Structured Adjustable Rate Mortgage Loan Trust
6.429% due 01/25/2035	46	46
Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	285	285
5.540% due 05/25/2036	170	170
5.600% due 02/25/2036	150	150
TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	142	142
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	170	170
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	229	229
Washington Mutual, Inc.
3.799% due 06/25/2034	400	388
5.590% due 12/25/2045	88	89
5.724% due 05/25/2046	178	179
5.724% due 08/25/2046	269	271
5.759% due 01/25/2047	177	177
5.860% due 12/25/2027	38	38
6.009% due 06/25/2046	216	217
6.029% due 02/25/2046	176	176
6.223% due 05/25/2041	43	43
Wells Fargo Mortgage-Backed Securities Trust
4.319% due 07/25/2035	300	296
4.500% due 11/25/2018	108	105
4.950% due 03/25/2036	344	340
5.240% due 04/25/2036	227	225
5.386% due 08/25/2035	73	71

Total Mortgage-Backed Securities (Cost $7,004)		7,015

ASSET-BACKED SECURITIES 20.6%
Accredited Mortgage Loan Trust
5.480% due 09/25/2035	144	144
ACE Securities Corp.
5.370% due 12/25/2036	150	151
5.390% due 12/25/2035	56	56
American Express Credit Account Master Trust
5.430% due 09/15/2010	300	300
5.430% due 11/15/2010	200	200
Argent Securities, Inc.
5.360% due 06/25/2036	80	80
5.390% due 04/25/2036	81	81
5.400% due 03/25/2036	41	41
Asset-Backed Funding Certificates
5.380% due 11/25/2036	71	71
5.380% due 01/25/2037	151	151
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	57	57
Bank One Issuance Trust
5.430% due 12/15/2010	100	100
Basic Asset-Backed Securities Trust
5.400% due 04/25/2036	90	90
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	77	77
5.400% due 12/25/2035	24	24
5.410% due 04/25/2036	67	67
5.495% due 10/25/2036	167	165
Carrington Mortgage Loan Trust
5.370% due 01/25/2037	163	163
5.480% due 01/25/2036	200	200
Chase Credit Card Master Trust
5.430% due 02/15/2011	100	100
5.440% due 01/17/2011	200	200
Chase Issuance Trust
5.310% due 07/15/2011	100	100
Citigroup Mortgage Loan Trust, Inc.
5.380% due 05/25/2037	600	600
5.400% due 12/25/2035	39	39
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	342	342
5.390% due 06/25/2036	62	62
5.390% due 06/25/2037	173	173
5.480% due 02/25/2036	57	57
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	164	164
CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	97	97
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 12/25/2036	71	71
5.390% due 01/25/2036	42	42
Fremont Home Loan Trust
5.380% due 01/25/2037	165	166
GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035	29	30
GSAMP Trust
5.390% due 01/25/2036	57	57
5.410% due 11/25/2035	69	69
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	127	127
5.670% due 09/20/2033	19	19
Home Equity Asset Trust
5.400% due 05/25/2036	82	83
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	169	169
5.400% due 12/25/2035	75	75
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	158	158
5.410% due 03/25/2036	56	56
JPMorgan Mortgage Acquisition Corp.
5.380% due 04/01/2037	96	96
5.400% due 03/25/2037	288	288
Lehman XS Trust
5.390% due 05/25/2046	46	46
5.400% due 04/25/2046	107	107
5.400% due 07/25/2046	202	203
5.410% due 05/25/2046	141	141
Long Beach Mortgage Loan Trust
5.500% due 08/25/2035	90	90
MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	82	82
5.380% due 11/25/2036	163	163
5.430% due 11/25/2035	50	50
MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	100	100
5.820% due 03/15/2010	200	200
Merrill Lynch First Franklin Mortgage Loan Trust
5.380% due 07/25/2037	300	300
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	107	107
5.390% due 08/25/2036	130	130
5.430% due 07/25/2036	57	59
Morgan Stanley ABS Capital I
5.370% due 10/25/2036	149	149
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	72	72
Nelnet Student Loan Trust
5.340% due 09/25/2012	157	157
New Century Home Equity Loan Trust
5.500% due 05/25/2036	200	200
5.580% due 06/25/2035	44	44
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	108	108
Option One Mortgage Loan Trust
5.360% due 02/25/2037	71	71
Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	41	41
Residential Asset Securities Corp.
5.360% due 06/25/2036	46	46
5.400% due 01/25/2036	43	43
5.410% due 01/25/2036	16	16
5.430% due 04/25/2037	287	287
Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035	25	25
SLC Student Loan Trust
5.313% due 02/15/2015	300	300
SLM Student Loan Trust
5.355% due 10/25/2016	200	200
Soundview Home Equity Loan Trust
5.380% due 12/25/2036	127	127
5.390% due 05/25/2036	10	10
5.400% due 06/25/2037	292	292
Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	70	70
Structured Asset Securities Corp.
4.900% due 04/25/2035	54	54
USAA Auto Owner Trust
5.337% due 07/11/2008	300	300
Wachovia Auto Owner Trust
4.820% due 02/20/2009	7	7
Wells Fargo Home Equity Trust
5.370% due 01/25/2037	165	165

Total Asset-Backed Securities (Cost $10,216)		10,220

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012	12	13
Panama Government International Bond
9.625% due 02/08/2011	14	16

Total Sovereign Issues (Cost $28)		29

	Shares
EXCHANGE-TRADED FUNDS 3.4%
iShares MSCI Japan
Index Fund	116,688	1,693

Total Exchange-Traded Funds (Cost $1,728)		1,693

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 27.5%
Certificates of Deposit 6.9%
Barclays Bank PLC
5.281% due 03/17/2008	$500	500
BNP Paribas
5.262% due 05/28/2008	200	200
Dexia S.A.
5.270% due 09/29/2008	200	200
Fortis Bank NY
5.265% due 06/30/2008	200	200
5.300% due 09/30/2008	200	200
Nordea Bank Finland PLC
5.282% due 12/01/2008	500	500
5.298% due 05/28/2008	200	200
Royal Bank of Canada
5.265% due 06/30/2008	200	201
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	500	500
Societe Generale NY
5.270% due 03/26/2008	500	500
Unicredito Italiano NY
5.360% due 05/29/2008	200	200

		3,401

Commercial Paper 18.2%
Dexia Delaware LLC
5.240% due 09/21/2007	1,500	1,483
Fortis Funding LLC
5.255% due 09/05/2007	1,100	1,097
Freddie Mac
4.800% due 07/02/2007	1,000	1,000
General Electric Capital Corp.
5.200% due 11/06/2007	200	199
Societe Generale NY
5.210% due 11/26/2007	600	594
5.225% due 11/26/2007	100	98
Svenska Handelsbanken, Inc.
5.185% due 10/09/2007	1,200	1,199
UBS Finance Delaware LLC
5.145% due 10/23/2007	500	498
5.235% due 10/23/2007	1,100	1,089
Westpac Banking Corp.
5.240% due 11/05/2007	1,800	1,779

		9,036

Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	122	122

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $126. Repurchase proceeds are $122.)
U.S. Treasury Bills 2.2%
4.560% due 08/30/2007 - 09/13/2007 (a)(b)(d)	1,085	1,073

Total Short-Term Instruments (Cost $13,635)		13,632

Purchased Options (f) 0.2% (Cost $130)		82
Total Investments (c) 151.6% (Cost $75,340)		$75,172
Written Options (g) (0.1%) (Premiums $82)		(45)
Other Assets and Liabilities (Net) (51.5%)		(25,534)

Net Assets 100.0%		$49,593

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $741 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $2,117 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $332 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor September Futures	Long	09/2007	4	$(7)
90-Day Euribor September Futures	Long	09/2008	4	0
90-Day Euro June Futures	Long	06/2008	49	(46)
90-Day Euro March Futures	Long	03/2009	37	12
90-Day Euro September Futures	Long	09/2008	5	(6)
90-Day Euro March Futures	Long	03/2008	49	(37)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	7	(4)
Euro-Bund 10-Year Note September Futures	Long	09/2007	1	0
U.S. Treasury 10-Year Note September Futures	Long	09/2007	90	5
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	21	24
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	27	(71)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	15	(31)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	57	(115)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	68	(106)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	(17)

				$(399)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%)	12/20/2011	$400	$(2)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	200	0
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	200	0
Citibank N.A.	Dow Jones CDX N.A. HY8 Index	Buy	(2.750%)	06/20/2012	25	1
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	200	0
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	700	2
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	1.280%	06/20/2017	100	1
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	300	3
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	200	(1)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%)	12/20/2012	300	0
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%	12/20/2015	200	(1)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	200	2
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.665%)	06/20/2017	200	0
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	06/20/2011	100	0

						$5

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	2,700	$(15)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		900	(8)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012	EUR	100	(1)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	14
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		1,200	23
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	500	(23)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	16
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		700	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		900	(3)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	29
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	81
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	19
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,500	(9)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	(4)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		200	10
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	2,000	0
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	7,000	0
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		10,200	(2)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		5,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		$4,300	49
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		3,500	(124)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		700	9
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		2,300	(75)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		5,000	(31)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		200	(2)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		900	15
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(3)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	13
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		6,500	(2)

							$(26)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation	)
Goldman Sachs & Co.	Long	iShares MSCI Japan Index	1-Month USD-LIBOR less 0.250%	11/15/2007	3,570,429	$(505)

(f) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Euro March Futures	$95.250	03/17/2008	18	$15	$3
Put - CBOT U.S. Treasury 10-Year Note September Futures	94.000	08/24/2007	59	1	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	96.000	08/24/2007	34	1	1
Put - CME 90-Day Euro September Futures	90.750	09/17/2007	25	0	0

				$17	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Put - OTC 30-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	07/09/2007	EUR	500	$6	$3
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		$1,400	4	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		2,500	9	5
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		1,200	3	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		23,300	22	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		1,200	4	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		9,600	37	32

								$85	$43

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	121.000	01/18/2008	$200	$2	$3
Call - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	300	13	23
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	300	13	8

					$28	$34

(g) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	4.800%	07/09/2007	EU	R1,600	$5	$4
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$300	4	1
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,100	9	5
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		300	3	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		4,200	22	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		400	4	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		3,200	35	32

								$82	$45

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Bonds	4.750%	02/15/2037	$3,800	$3,527	$3,656
U.S. Treasury Notes	4.500%	05/15/2017	2,000	1,926	1,931
U.S. Treasury Notes	4.750%	05/15/2014	100	99	99

				$5,552	$5,686

(2)	Market value includes $85 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,304	10/2007	$21	$(2)	$19
Buy		995	03/2008	20	(1)	19
Sell	CAD	646	08/2007	0	(3)	(3)
Buy	CNY	3,854	11/2007	2	0	2
Buy		4,313	01/2008	0	(2)	(2)
Sell	EUR	140	07/2007	0	(2)	(2)
Sell	GBP	737	08/2007	0	(8)	(8)
Buy		64	09/2007	1	0	1
Buy	JPY	296,000	07/2007	2	(3)	(1)
Sell		6,289,812	07/2007	737	0	737
Buy	KRW	263,226	07/2007	2	0	2
Buy	MXN	2,278	03/2008	4	0	4
Buy	MYR	154	07/2007	0	0	0
Sell		154	07/2007	0	0	0
Buy		154	10/2007	0	0	0
Buy	NOK	764	09/2007	2	0	2
Sell		756	09/2007	0	0	0
Sell	NZD	89	07/2007	0	(1)	(1)
Buy	PLN	437	09/2007	6	0	6
Buy	RUB	4,300	12/2007	4	0	4
Buy		1,135	01/2008	0	0	0
Buy	SGD	246	07/2007	0	(2)	(2)
Buy		47	08/2007	0	0	0

				$801	$(24)	$777

See accompanying notes

Schedule of Investments

Long Duration Total Return Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.3%
SLM Corp.
6.000% due 06/30/2008	$400	$398

Total Bank Loan Obligations (Cost $398)		398

CORPORATE BONDS & NOTES 20.0%
Banking & Finance 6.8%
ABX Financing Co.
6.350% due 10/15/2036	10	10
American Express Centurion Bank
5.320% due 05/07/2008	30	30
American Express Credit Corp.
5.380% due 03/02/2009	10	10
American International Group, Inc.
6.250% due 05/01/2036	480	486
BAC Capital Trust VI
5.625% due 03/08/2035	515	461
Bank of America N.A.
5.360% due 06/12/2009	200	200
Citigroup, Inc.
5.400% due 12/26/2008	10	10
6.125% due 08/25/2036	1,060	1,044
Credit Agricole S.A.
5.360% due 05/28/2009	200	200
Export-Import Bank of Korea
5.450% due 06/01/2009	200	200
General Electric Capital Corp.
5.430% due 08/15/2011	10	10
5.455% due 10/21/2010	10	10
6.750% due 03/15/2032	750	816
Goldman Sachs Group, Inc.
5.536% due 02/06/2012	500	499
6.125% due 02/15/2033	100	96
HSBC Holdings PLC
6.500% due 05/02/2036	890	918
JPMorgan Chase Capital XVIII
6.950% due 08/01/2066	600	609
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	10	10
Metropolitan Life Global Funding I
5.400% due 05/17/2010	100	100
Morgan Stanley
5.406% due 05/07/2009	500	500
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	320	395
RBS Capital Trust II
6.425% due 12/29/2049	790	770
Wachovia Corp.
5.500% due 08/01/2035	10	9
Wells Fargo Capital X
5.950% due 12/15/2036	400	374
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	31

		7,798

Industrials 5.3%
Anadarko Petroleum Corp.
6.450% due 09/15/2036	25	24
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	250	244
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	890	805
Comcast Corp.
7.050% due 03/15/2033	40	41
Conoco Funding Co.
7.250% due 10/15/2031	10	11
CVS Caremark Corp.
5.660% due 06/01/2010	100	100
DaimlerChrysler N.A. Holding Corp.
5.840% due 09/10/2007	10	10
Devon Financing Corp. ULC
7.875% due 09/30/2031	630	732
EnCana Corp.
6.500% due 08/15/2034	650	656
Gaz Capital for Gazprom
8.625% due 04/28/2034	510	638
Georgia-Pacific Corp.
7.750% due 11/15/2029	30	28
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	650	579
Kraft Foods, Inc.
6.500% due 11/01/2031	30	29
Lockheed Martin Corp.
7.750% due 05/01/2026	7	8
Norfolk Southern Corp.
7.250% due 02/15/2031	20	22
Pemex Project Funding Master Trust
6.625% due 06/15/2035	20	20
Time Warner Cable, Inc.
6.550% due 05/01/2037	900	873
Time Warner, Inc.
7.700% due 05/01/2032	70	76
Vale Overseas Ltd.
6.875% due 11/21/2036	10	10
Valero Energy Corp.
7.500% due 04/15/2032	350	383
8.750% due 06/15/2030	25	31
Viacom, Inc.
6.875% due 04/30/2036	450	436
XTO Energy, Inc.
6.100% due 04/01/2036	350	330

		6,086

Utilities 7.9%
AEP Texas Central Co.
6.650% due 02/15/2033	200	208
AT&T Corp.
8.000% due 11/15/2031	1,670	1,991
BellSouth Corp.
6.550% due 06/15/2034	15	15
British Telecommunications PLC
9.125% due 12/15/2030	430	564
Deutsche Telekom International Finance BV
8.250% due 06/15/2030	900	1,082
Dominion Resources, Inc.
6.750% due 12/15/2032	400	431
Duke Energy Corp.
6.450% due 10/15/2032	680	701
France Telecom S.A.
8.500% due 03/01/2031	680	857
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	330	320
Pacific Gas & Electric Co.
6.050% due 03/01/2034	870	845
Southern California Edison Co.
6.000% due 01/15/2034	700	692
Telecom Italia Capital S.A.
7.200% due 07/18/2036	370	381
Telefonica Emisones SAU
7.045% due 06/20/2036	300	312
Verizon Global Funding Corp.
5.850% due 09/15/2035	492	453
Virginia Electric & Power Co.
6.000% due 01/15/2036	20	19
6.000% due 05/15/2037	300	288

		9,159

Total Corporate Bonds & Notes (Cost $23,977)		23,043

U.S. GOVERNMENT AGENCIES 21.6%
Fannie Mae
4.000% due 02/25/2019	100	89
4.300% due 08/18/2010	10	10
5.000% due 02/25/2017 - 08/25/2033	68	59
5.500% due 09/25/2024 - 08/01/2037	8,817	8,500
5.820% due 02/25/2032	30	30
6.000% due 12/25/2034 - 07/01/2037	14,330	14,154
6.050% due 02/25/2044	500	499
7.125% due 01/15/2030	200	239
Federal Farm Credit Bank
3.500% due 11/26/2007	15	15
4.125% due 04/15/2010	15	15
5.750% due 12/07/2028	20	20
Federal Home Loan Bank
3.660% due 09/30/2010	10	10
4.000% due 05/15/2009	10	10
4.180% due 09/22/2010	15	15
Freddie Mac
4.080% due 05/14/2009	25	24
5.000% due 04/15/2033 - 10/15/2033	72	63
5.500% due 11/15/2023 - 02/15/2024	409	404
5.550% due 07/15/2037	500	500
5.720% due 01/15/2033	3	3
6.000% due 06/15/2035	188	169
8.250% due 06/01/2016	30	35

Total U.S. Government Agencies (Cost $25,080)		24,863

U.S. TREASURY OBLIGATIONS 0.6%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025	33	32
U.S. Treasury Bonds
4.750% due 02/15/2037	170	160
5.375% due 02/15/2031	490	503

Total U.S. Treasury Obligations (Cost $726)		695

MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	300	296
Banc of America Commercial Mortgage, Inc.
7.226% due 10/11/2037	97	105
CC Mortgage Funding Corp.
5.450% due 05/25/2048	200	200
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	8	8
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	6	6
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	200	199
Lehman ABS Mortgage Loan Trust
5.410% due 06/25/2037	99	99
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	152	152
Washington Mutual, Inc.
5.724% due 10/25/2046	27	28
5.759% due 01/25/2047	9	9

Total Mortgage-Backed Securities (Cost $1,101)		1,102

ASSET-BACKED SECURITIES 5.4%
American Express Credit Account Master Trust
5.430% due 09/15/2010	200	200
Argent Securities, Inc.
5.370% due 10/25/2036	20	21
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	17	17
5.370% due 12/25/2036	7	7
Bear Stearns Asset-Backed Securities, Inc.
5.508% due 07/25/2036	23	23
Chase Credit Card Master Trust
5.430% due 10/15/2010	20	20
5.490% due 09/15/2011	200	201
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	300	294
5.526% due 02/07/2010	100	100
Citigroup Mortgage Loan Trust, Inc.
5.380% due 05/25/2037	100	100
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 09/25/2036	147	147
First NLC Trust
5.390% due 08/25/2037	100	100
First USA Credit Card Master Trust
5.480% due 04/18/2011	300	301
Fremont Home Loan Trust
5.430% due 02/25/2036	600	600
Harley-Davidson, Inc.
5.310% due 05/15/2008	258	258
Indymac Residential Asset-Backed Trust
5.400% due 07/25/2037	200	200
MASTR Asset-Backed Securities Trust
5.400% due 05/25/2037	194	195
MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	20	20
Merrill Lynch First Franklin Mortgage Loan Trust
5.380% due 07/25/2037	300	300
Morgan Stanley ABS Capital I
5.380% due 05/25/2037	295	295
Securitized Asset-Backed Receivables LLC Trust
5.440% due 05/25/2037	400	400
SLC Student Loan Trust
5.313% due 02/15/2015	600	600
SLM Student Loan Trust
5.325% due 07/25/2013	16	16
5.345% due 10/25/2016	400	400
5.345% due 07/25/2017	300	300
5.345% due 10/25/2018	234	234
5.355% due 04/25/2017	300	300
Soundview Home Equity Loan Trust
5.400% due 06/25/2037	195	195
Wachovia Auto Owner Trust
5.337% due 06/20/2008	300	300
5.340% due 07/18/2008	100	100

Total Asset-Backed Securities (Cost $6,242)		6,244

SOVEREIGN ISSUES 1.2%
Brazilian Government International Bond
7.125% due 01/20/2037	600	649
Colombia Government International Bond
7.375% due 09/18/2037	620	690

Total Sovereign Issues (Cost $1,381)		1,339

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
General Electric Capital Corp.
5.500% due 09/15/2066	GBP 100	192
HBOS PLC
6.367% due 06/29/2049	50	94

Total Foreign Currency-Denominated Issues (Cost $285)		286

SHORT-TERM INSTRUMENTS 74.2%
Certificates of Deposit 0.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	$10	10
Barclays Bank PLC
5.281% due 03/17/2008	20	20
BNP Paribas
5.262% due 07/03/2008	20	20
5.270% due 09/23/2008	20	20
Fortis Bank NY
5.310% due 09/30/2008	10	10
Nordea Bank Finland PLC
5.308% due 04/09/2009	20	20
Skandinav Enskilda BK
5.272% due 08/21/2008	30	30
Societe Generale NY
5.270% due 03/26/2008	20	20

		150

Commercial Paper 71.6%
ASB Finance Ltd.
5.235% due 09/20/2007	2,100	2,087
Bank of America Corp.
5.215% due 10/04/2007	100	99
5.230% due 10/04/2007	2,200	2,188
Bank of Ireland
5.165% due 11/08/2007	2,100	2,059
Barclays U.S. Funding Corp.
5.240% due 09/26/2007	2,200	2,188
Caisse d’Amortissement de la Dette Sociale
5.230% due 08/10/2007	2,100	2,088
CBA (de) Finance
5.260% due 09/28/2007	1,300	1,285
Danske Corp.
5.205% due 10/12/2007	1,600	1,582
Dexia Delaware LLC
5.225% due 09/21/2007	3,600	3,581
DnB NORBank ASA
5.350% due 10/12/2007	2,000	2,000
Fannie Mae
5.080% due 07/02/2007	25,100	25,100
Fortis Funding LLC
5.255% due 09/05/2007	2,000	1,995
5.275% due 09/05/2007	1,400	1,394
Freddie Mac
4.800% due 07/02/2007	7,200	7,200
General Electric Capital Corp.
5.170% due 11/06/2007	800	785
HBOS Treasury Services PLC
5.230% due 09/21/2007	2,100	2,091
Natixis S.A.
5.225% due 09/21/2007	400	398
5.240% due 09/21/2007	1,800	1,792
Rabobank USA Financial Corp.
5.330% due 07/26/2007	3,100	3,100
Societe Generale NY
5.226% due 11/26/2007	2,500	2,487
Stadshypoket Delaware, Inc.
5.230% due 09/11/2007	2,100	2,084
Statens Bostadsfin Bank
5.255% due 09/14/2007	2,000	1,978
Swedbank AB
5.225% due 09/06/2007	2,300	2,289
TotalFinaElf Capital S.A.
5.340% due 07/02/2007	3,100	3,100
UBS Finance Delaware LLC
5.230% due 10/23/2007	2,300	2,289
5.240% due 10/23/2007	1,100	1,084
Unicredito Italiano SpA
5.200% due 01/22/2008	1,500	1,474
5.235% due 01/22/2008	500	497
Westpac Banking Corp.
5.165% due 11/05/2007	1,600	1,570
Westpac Trust Securities NZ Ltd.
5.240% due 10/19/2007	700	695

		82,559

Repurchase Agreements 1.8%
State Street Bank and Trust Co.
4.900% due 07/02/2007	2,031	2,031
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $2,074. Repurchase proceeds are $2,032.)

U.S. Treasury Bills 0.7%
4.552% due 08/30/2007 - 09/13/2007 (a)(d)	880	871

Total Short-Term Instruments (Cost $85,622)		85,611

Purchased Options (f) 0.0% (Cost $2)		0
Total Investments (c) 124.5% (Cost $144,814)		$143,581
Written Options (g) (0.0%) (Premiums $13)		(8)
Other Assets and Liabilities (Net) (24.5%)		(28,278)

Net Assets 100.0%		$115,295

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $1,797 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $871 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	32	$(1)
90-Day Eurodollar March Futures	Long	03/2008	81	7
90-Day Eurodollar September Futures	Long	09/2008	209	(110)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	34	(23)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	13	19
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	324	283

				$175

(e) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017	$21,400	$134
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2027	500	(34)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	19,200	237

						$337

(f) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	1	$1	$0
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	10	1	0
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1	0	0

				$2	$0

(g) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	10	$7	$1

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 09/01/2037	$99.188	08/23/2007	$2,000	$6	$7

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Buy	BRL	7	03/2008	$0	$0	$0
Buy	CNY	238	12/2007	0	0	0
Sell	GBP	152	08/2007	0	(1)	(1)
Buy	JPY	185,715	07/2007	0	(22)	(22)
Buy	KRW	1,871	08/2007	0	0	0
Buy	PLN	3	09/2007	0	0	0
Buy	RUB	26	01/2008	0	0	0

				$0	$(23)	$(23)

See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.2%
Banking & Finance 7.4%
Allstate Life Global Funding Trusts
5.415% due 01/25/2008	$2,200 $	2,202
Bank of America Corp.
5.616% due 10/14/2016	5,000	5,027
CIT Group, Inc.
5.480% due 08/17/2009	6,000	5,980
Citigroup, Inc.
5.395% due 01/30/2009	13,800	13,809
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,919
General Electric Capital Corp.
5.385% due 10/26/2009	2,000	2,002
5.400% due 03/04/2008	10,000	10,009
Goldman Sachs Group, Inc.
5.536% due 02/06/2012	5,100	5,093
5.660% due 06/28/2010	2,300	2,315
HSBC Finance Corp.
5.490% due 09/15/2008	15,000	15,032
5.606% due 01/15/2014	5,000	4,987
5.790% due 06/01/2016	3,000	3,019
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,838
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	4,200	4,058
Lehman Brothers Holdings, Inc.
5.445% due 01/23/2009	9,200	9,210
Morgan Stanley
5.467% due 02/09/2009	8,000	8,013
5.809% due 10/18/2016	9,400	9,406
5.836% due 10/15/2015	3,000	3,008
Pricoa Global Funding I
5.435% due 01/25/2008	2,200	2,202
RBS Capital Trust II
6.425% due 12/29/2049	700	682
Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,937
U.S. Trade Funding Corp.
4.260% due 11/15/2014	6,384	6,227
Wells Fargo & Co.
5.420% due 03/23/2010	10,800	10,816
Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,696

		138,487

Industrials 1.5%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,768
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009	11,800	11,855
Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,200
Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	3,962
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	1,986
Loews Corp.
5.250% due 03/15/2016	3,000	2,879
Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,484
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	859

		27,993

Utilities 0.3%
BellSouth Corp.
5.200% due 09/15/2014	6,000	5,767
GTE Corp.
7.510% due 04/01/2009	100	103

		5,870

Total Corporate Bonds & Notes (Cost $173,302)		172,350

U.S. GOVERNMENT AGENCIES 40.9%
Fannie Mae
0.000% due 03/25/2009 (c)	228	219
4.201% due 11/01/2034	795	797
4.250% due 04/25/2037	322	247
4.480% due 07/01/2035	1,075	1,068
4.500% due 10/25/2023 - 09/01/2035	8,237	7,235
5.000% due 11/25/2015 - 08/25/2036	19,906	17,292
5.125% due 07/16/2018	500	475
5.380% due 07/01/2033	2,437	2,354
5.500% due 09/25/2024 - 08/01/2037	186,229	179,524
5.520% due 03/18/2031	1,192	1,196
5.800% due 02/09/2026	15,000	14,685
5.920% due 10/25/2017	250	254
6.000% due 05/17/2027 - 07/01/2037	42,302	41,871
6.214% due 06/01/2043 - 03/01/2044	3,159	3,200
6.220% due 04/25/2032	235	241
6.250% due 12/25/2013	7	7
6.406% due 04/01/2028	128	130
6.500% due 11/25/2023 - 07/25/2031	5,831	5,909
6.625% due 11/15/2030	25,000	28,262
6.690% due 10/01/2024	115	115
6.750% due 06/25/2032	5,569	5,647
6.900% due 05/25/2023	293	302
6.950% due 07/25/2020	81	83
7.000% due 06/25/2022 - 05/18/2027	4,516	4,664
7.095% due 08/01/2026	19	19
7.174% due 11/01/2023	344	346
7.337% due 05/01/2025	54	55
7.376% due 02/01/2028	25	25
7.500% due 07/01/2032	11	12
7.520% due 12/01/2027	164	166
7.732% due 10/01/2024	3	2
7.800% due 10/25/2022	42	44
9.000% due 08/01/2021 - 06/01/2027	125	136
Farmer Mac
7.280% due 07/25/2011	2,287	2,268
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	18,708
5.050% due 03/28/2019	1,000	964
5.125% due 07/09/2029	675	638
5.150% due 03/25/2020	1,000	966
5.750% due 12/07/2028	500	512
Federal Home Loan Bank
5.120% due 01/10/2013	6,500	6,373
5.250% due 07/24/2018	15,000	14,354
5.300% due 06/26/2023	2,000	1,886
Federal Housing Administration
6.896% due 07/01/2020	1,536	1,534
7.000% due 11/25/2019	393	393
7.430% due 11/01/2019 - 06/01/2024	859	864
Freddie Mac
0.000% due 12/11/2025	34,600	12,501
4.000% due 11/15/2018	12,632	11,200
4.375% due 11/16/2007	10,000	9,964
4.500% due 12/15/2019 - 07/15/2035	42,199	36,010
4.750% due 01/19/2016	19,400	18,536
5.000% due 03/18/2014 - 09/15/2035	57,451	51,280
5.400% due 03/17/2021	20,000	19,573
5.500% due 11/15/2023 - 07/15/2036	32,018	30,339
5.550% due 10/25/2023 - 07/15/2037	14,113	14,112
5.625% due 11/23/2035	21,800	20,461
5.720% due 01/15/2033	679	686
5.820% due 06/15/2030 - 12/15/2032	915	931
5.870% due 06/15/2031	303	308
6.000% due 04/15/2034 - 05/15/2036	88,049	82,549
6.227% due 10/25/2044	12,741	12,860
6.250% due 09/15/2023	4,952	4,995
6.427% due 07/25/2044	3,451	3,480
6.500% due 11/15/2008 (b)	27	1
6.500% due 11/25/2023 - 10/25/2043	2,820	2,877
6.923% due 01/01/2028	182	184
7.000% due 07/15/2022 - 01/15/2024	818	842
7.000% due 12/15/2023 (b)	34	3
7.073% due 09/01/2027	83	84
7.074% due 06/01/2022	9	9
7.125% due 05/01/2022	7	7
7.184% due 10/01/2026	62	62
7.200% due 01/01/2028	42	42
7.444% due 02/01/2028	295	300
7.663% due 12/01/2024	63	64
Ginnie Mae
4.375% due 06/20/2023	29	30
4.750% due 08/20/2025 - 09/20/2026	182	184
5.000% due 09/20/2035	26,432	21,731
5.125% due 11/20/2025 - 10/20/2026	39	40
5.375% due 04/20/2017 - 05/20/2030	1,996	2,019
5.500% due 02/20/2033	1,942	1,901
5.750% due 09/20/2017 - 09/20/2026	507	511
5.875% due 05/20/2032	500	505
6.000% due 08/20/2033	2,532	2,429
6.125% due 12/20/2017 - 11/20/2027	371	374
6.270% due 03/20/2031	1,541	1,566
6.375% due 02/20/2017 - 03/20/2027	145	145
6.500% due 03/20/2021	19	19
7.000% due 03/16/2029	445	448
Overseas Private Investment Corp.
4.736% due 03/15/2022	4,260	4,030
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	6,974
Small Business Administration
5.240% due 08/01/2023	6,185	6,090
Tennessee Valley Authority
5.375% due 04/01/2056	18,000	17,129

Total U.S. Government Agencies (Cost $784,039)		766,427

U.S. TREASURY OBLIGATIONS 24.2%
Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	13,850	12,550
2.375% due 01/15/2025	10,965	10,547
U.S. Treasury Bonds
4.750% due 02/15/2037	18,100	17,072
5.375% due 02/15/2031	130,350	133,894
5.500% due 08/15/2028	89,200	92,566
8.875% due 02/15/2019	30,000	39,684
U.S. Treasury Notes
4.500% due 04/30/2009	25,000	24,838
4.625% due 11/15/2016	99,000	95,976
U.S. Treasury Strips
0.000% due 08/15/2019	5,000	2,674
0.000% due 02/15/2032	22,500	6,441
0.000% due 08/15/2032	22,500	6,290
0.000% due 02/15/2033	38,400	10,485

Total U.S. Treasury Obligations (Cost $460,714)		453,017

MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	5,125
Banc of America Funding Corp.
4.614% due 02/20/2036	9,392	9,244
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	11,283	11,125
4.773% due 01/25/2034	601	598
5.329% due 02/25/2033	167	169
5.386% due 04/25/2033	637	631
Bear Stearns Mortgage Securities, Inc.
6.474% due 06/25/2030	58	59
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	6,142	5,392
5.500% due 05/25/2047	1,840	1,844
5.530% due 05/25/2035	1,890	1,892
Countrywide Home Loan Mortgage Pass-Through Trust
5.610% due 04/25/2035	685	687
5.640% due 03/25/2035	3,244	3,255
5.660% due 06/25/2035	2,500	2,496
6.000% due 10/25/2034	4,824	4,360
CS First Boston Mortgage Securities Corp.
5.870% due 04/25/2033	53	53
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	1,282	1,283
First Republic Mortgage Loan Trust
5.640% due 06/25/2030	398	399
GS Mortgage Securities Corp. II
5.410% due 03/06/2020	3,000	3,003
Harborview Mortgage Loan Trust
5.410% due 01/19/2038	1,360	1,362
5.540% due 05/19/2035	1,533	1,535
5.560% due 03/19/2037	1,462	1,466
Impac CMB Trust
5.249% due 09/25/2034	3,214	3,166
5.570% due 10/25/2035	11,739	11,761
JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	4,508	4,497
MASTR Asset Securitization Trust
5.500% due 09/25/2033	770	738
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	8,241	8,158
Residential Accredit Loans, Inc.
5.620% due 08/25/2035	1,367	1,370
5.720% due 01/25/2033	258	259
5.720% due 03/25/2033	648	650
Sequoia Mortgage Trust
5.670% due 07/20/2033	1,751	1,760
Structured Adjustable Rate Mortgage Loan Trust
5.540% due 05/25/2037	4,786	4,794
Structured Asset Mortgage Investments, Inc.
5.530% due 04/25/2036	9,092	9,106
5.540% due 05/25/2036	424	425
5.740% due 10/19/2033	440	441
Structured Asset Securities Corp.
5.430% due 04/25/2036	1,600	1,601
7.197% due 01/25/2032	4	4
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	922	923
Washington Mutual, Inc.
5.550% due 04/25/2045	1,328	1,331
5.580% due 11/25/2045	110	111
5.610% due 10/25/2045	2,333	2,339
5.630% due 01/25/2045	2,609	2,614
5.724% due 08/25/2046	1,167	1,173
5.839% due 12/25/2046	1,683	1,684
5.860% due 12/25/2027	1,692	1,693
6.029% due 02/25/2046	3,222	3,228
6.029% due 08/25/2046	9,295	9,319
6.223% due 05/25/2041	373	375
6.429% due 06/25/2042	211	211
Wells Fargo Mortgage-Backed Securities Trust
5.089% due 03/25/2036	7,643	7,576

Total Mortgage-Backed Securities (Cost $137,775)		137,285

ASSET-BACKED SECURITIES 6.0%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,723	1,724
ACE Securities Corp.
5.370% due 07/25/2036	1,739	1,740
5.400% due 02/25/2036	552	552
5.400% due 10/25/2036	1,098	1,099
5.430% due 10/25/2035	1,387	1,388
American Express Credit Account Master Trust
5.430% due 09/15/2010	1,100	1,102
Ameriquest Mortgage Securities, Inc.
5.460% due 03/25/2036	2,335	2,337
Amortizing Residential Collateral Trust
5.610% due 07/25/2032	23	23
Argent Securities, Inc.
5.360% due 06/25/2036	533	533
5.370% due 09/25/2036	1,563	1,564
5.370% due 10/25/2036	2,489	2,491
Asset-Backed Securities Corp. Home Equity
5.380% due 07/25/2036	951	951
5.430% due 05/25/2036	3,000	3,002
Bank One Issuance Trust
5.430% due 12/15/2010	2,000	2,003
Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034	757	758
5.590% due 09/25/2035	876	877
5.650% due 10/25/2032	330	330
5.820% due 11/25/2042	2,217	2,223
Carrington Mortgage Loan Trust
5.360% due 05/25/2036	710	711
5.385% due 07/25/2036	268	268
5.640% due 10/25/2035	1,824	1,829
Chase Credit Card Master Trust
5.490% due 09/15/2011	3,900	3,914
Chase Funding Mortgage Loan Asset-Backed Certificates
5.820% due 10/25/2031	122	122
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	102	103
Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	739	740
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	2,583	2,584
5.370% due 01/25/2037	342	342
5.370% due 03/25/2037	3,681	3,683
5.430% due 10/25/2046	687	688
5.480% due 02/25/2036	774	775
5.480% due 11/25/2036	742	742
5.530% due 10/25/2035	361	361
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	491	492
5.410% due 12/25/2037	1,291	1,291
CS First Boston Mortgage Securities Corp.
5.570% due 01/25/2043	737	737
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,228	1,229
5.370% due 03/25/2037	4,381	4,383
First USA Credit Card Master Trust
5.480% due 04/18/2011	5,800	5,815
Fremont Home Loan Trust
5.380% due 01/25/2037	1,655	1,655
GSAMP Trust
5.440% due 12/25/2035	548	548
GSR Mortgage Loan Trust
5.420% due 11/25/2030	457	457
GSRPM Mortgage Loan Trust
5.440% due 03/25/2035	651	651
Home Equity Asset Trust
5.430% due 02/25/2036	849	850
Home Equity Mortgage Trust
5.410% due 05/25/2036	71	71
5.500% due 05/25/2036	14,500	14,514
Indymac Residential Asset-Backed Trust
5.470% due 03/25/2036	7,000	7,006
LA Arena Funding LLC
7.656% due 12/15/2026	86	90
Long Beach Mortgage Loan Trust
5.380% due 10/25/2036	1,476	1,477
5.380% due 05/25/2046	865	866
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	690	690
5.430% due 11/25/2035	1,241	1,242
MBNA Credit Card Master Note Trust
5.820% due 03/15/2010	3,900	3,907
Merrill Lynch Mortgage Investors, Inc.
5.380% due 03/25/2037	88	88
Morgan Stanley ABS Capital I
5.420% due 04/25/2036	2,000	2,000
Nelnet Student Loan Trust
5.340% due 09/25/2012	1,725	1,726
NPF XII, Inc.
2.232% due 10/01/2003 (a)	3,000	14
Option One Mortgage Loan Trust
5.420% due 11/25/2035	504	504
Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	1,180	1,181
Residential Asset Securities Corp.
5.390% due 07/25/2036	2,199	2,200
5.390% due 11/25/2036	1,064	1,064
SACO I, Inc.
5.700% due 11/25/2035	3,320	3,323
SMS Student Loan Trust
5.420% due 10/27/2025	408	405
Soundview Home Equity Loan Trust
5.370% due 10/25/2036	594	594
5.380% due 11/25/2036	1,539	1,539
5.420% due 12/25/2035	223	223
5.460% due 02/25/2036	5,121	5,124
Structured Asset Securities Corp.
5.370% due 10/25/2036	1,478	1,479
5.400% due 11/25/2035	782	782
Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036	1,686	1,687

Total Asset-Backed Securities (Cost $115,265)		113,463

SHORT-TERM INSTRUMENTS 25.4%
Commercial Paper 21.8%
Bank of America Corp.
5.245% due 10/04/2007	48,700	48,103
5.250% due 10/04/2007	22,600	22,287
Fannie Mae
5.080% due 07/02/2007	80,900	80,900
Freddie Mac
4.800% due 07/02/2007	258,600	258,600

		409,890

Tri-Party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	5,281	5,281
(Dated 06/29/2007. Collateralized by Freddie Mac 5.000% due 06/11/2009 valued at $5,391. Repurchase proceeds are $5,283.)

U.S. Treasury Bills 3.3%
4.552% due 08/30/2007 - 09/13/2007 (d)(f)(h)	62,580	61,924

Total Short-Term Instruments (Cost $477,223)		477,095

Purchased Options (j) 0.0% (Cost $1,007)		494
Total Investments (g) 113.0% (Cost $2,149,325)		$2,120,131
Written Options (k) (0.1%) (Premiums $2,602)		(1,443)
Other Assets and Liabilities (Net) (12.9%)		(242,990)

Net Assets 100.0%		$1,875,698

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Principal amount of security is adjusted for inflation.

(f) Securities with an aggregate market value of $46,257 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(g) As of June 30, 2007, portfolio securities with an aggregate value of $35,516 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(h) Securities with an aggregate market value of $10,523 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	541	$(7)
90-Day Eurodollar March Futures	Long	03/2008	1,763	97
90-Day Eurodollar September Futures	Long	09/2008	3,488	(2,688)
U.S. Treasury 5-Year Note September Futures	Long	09/2007	2,563	1,722
U.S. Treasury 10-Year Note September Futures	Long	09/2007	21	30
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	1,714	1,320

				$474

(i) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 4.600% due 05/03/2010	Buy	(0.110%)	06/20/2010	$3,000	$(5)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011	4,000	(13)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	3,000	(8)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	5,000	67
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	3,000	0
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	5,000	31
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	03/20/2011	2,800	(1)
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013	2,900	(1)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015	5,000	6
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	06/20/2011	2,350	3
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014	6,000	(27)
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	5,000	50
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	5,000	13
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%)	06/20/2012	900	0
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	06/20/2016	1,500	(1)
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	2,000	12
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	3,000	36
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	4,400	50

						$212

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	$59,400	$87
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	99,300	1,227
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	24,500	31
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	75,000	(579)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	24,000	392
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	85,400	313
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	53,800	816

						$2,287

(j) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	343	$130	$8
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	428	44	0
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	343	121	24
Put - CME 90-Day Eurodollar March Futures	92.000	03/17/2008	37	0	0

				$295	$32

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$38,600	$195	$76
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	38,700	138	76
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	91,500	379	310

							$712	$462

(k) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	428	$277	$21

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD- LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$4
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD- LIBOR	Pay	5.500%	05/02/2008	6,900	164	133
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD- LIBOR	Receive	4.950%	09/26/2008	16,700	196	84
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD- LIBOR	Receive	4.500%	05/02/2008	14,400	318	19
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD- LIBOR	Pay	5.500%	05/02/2008	14,400	341	279
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD- LIBOR	Receive	4.500%	05/02/2008	6,900	138	4
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD- LIBOR	Pay	5.500%	05/02/2008	6,900	163	133
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	4.950%	09/26/2008	16,800	138	85
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	5.200%	12/15/2008	30,500	358	299
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD- LIBOR	Receive	5.420%	08/28/2009	2,200	65	34
Put - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD- LIBOR	Pay	5.420%	08/28/2009	2,200	65	72

							$2,084	$1,146

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 09/01/2037	$99.188	08/23/2007	$77,000	$241	$276

(l) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Bonds	7.250%	08/15/2022	$3,400	$4,081	$4,216

(2)	Market value includes $99 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Low Duration Fund

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.7%
Freeport-McMoRan Copper & Gold, Inc.
9.000% due 03/19/2014		$1,465	$1,468
Idearc, Inc.
7.360% due 11/09/2014		49,277	49,531
SLM Corp.
6.000% due 06/30/2008		21,200	21,094

Total Bank Loan Obligations (Cost $71,836)			72,093

CORPORATE BONDS & NOTES 22.6%
Banking & Finance 18.8%
American Express Bank FSB
5.380% due 10/20/2009		23,800	23,817
American Express Centurion Bank
5.320% due 05/07/2008		21,000	21,002
American Express Credit Corp.
5.380% due 11/09/2009		32,600	32,629
American Honda Finance Corp.
5.346% due 08/05/2008		18,670	18,676
ANZ National International Ltd.
5.396% due 08/07/2009		5,700	5,700
Bank of America Corp.
5.366% due 11/06/2009		3,200	3,200
5.370% due 09/25/2009		61,900	61,948
Bank of America N.A.
5.355% due 07/25/2008		42,600	42,625
5.360% due 06/12/2009		12,000	12,005
Bank of Ireland
5.370% due 12/19/2008		4,100	4,105
Bear Stearns Cos., Inc.
5.300% due 01/09/2008		1,300	1,300
5.450% due 03/30/2009		20,800	20,815
5.450% due 08/21/2009		9,200	9,193
5.480% due 05/18/2010		64,800	64,763
Calabash Re II Ltd.
13.760% due 01/08/2010		6,500	6,557
14.960% due 01/08/2010		8,750	9,149
16.260% due 01/08/2010		4,500	4,684
Caterpillar Financial Services Corp.
5.425% due 10/28/2008		1,800	1,802
CIT Group, Inc.
5.480% due 08/17/2009		27,200	27,108
5.510% due 12/19/2008		31,200	31,188
5.570% due 05/23/2008		9,200	9,211
5.590% due 09/20/2007		9,200	9,202
Citigroup Funding, Inc.
5.320% due 04/23/2009		36,020	36,037
5.350% due 12/08/2008		23,100	23,113
5.360% due 06/26/2009		14,400	14,393
Citigroup, Inc.
5.100% due 09/29/2011		1,500	1,478
5.390% due 12/28/2009		22,100	22,118
5.405% due 05/02/2008		33,000	33,032
5.416% due 11/01/2007		3,600	3,602
Credit Agricole S.A.
5.360% due 05/28/2009		17,600	17,608
5.410% due 05/28/2010		24,400	24,416
DnB NORBank ASA
5.425% due 10/13/2009		18,900	18,910
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		8,300	7,097
Ford Motor Credit Co.
7.250% due 10/25/2011		500	482
General Electric Capital Corp.
5.390% due 01/05/2009		24,400	24,420
5.390% due 03/12/2010		35,400	35,437
5.400% due 03/04/2008		2,400	2,402
5.400% due 03/16/2009		10,000	10,006
5.410% due 10/06/2010		12,200	12,210
5.428% due 01/20/2010		39,800	39,882
5.435% due 01/15/2008		22,700	22,717
General Motors Acceptance Corp.
5.625% due 05/15/2009		30,439	29,774
7.430% due 12/01/2021		111	112
GMAC LLC
6.000% due 12/15/2011		3,500	3,331
Goldman Sachs Group, Inc.
5.410% due 03/30/2009		20,800	20,815
5.447% due 11/10/2008		31,800	31,849
5.450% due 12/22/2008		36,400	36,449
5.450% due 06/23/2009		14,200	14,217
5.455% due 07/29/2008		21,600	21,632
5.475% due 10/05/2007		3,000	3,001
5.685% due 07/23/2009		600	603
HSBC Bank USA N.A.
5.430% due 09/21/2007		500	500
5.500% due 06/10/2009		9,200	9,228
HSBC Capital Funding LP
9.547% due 06/30/2010		20,046	22,121
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	1,067
HSBC Finance Corp.
5.390% due 10/04/2007		48,200	48,220
5.490% due 09/15/2008		16,600	16,635
8.000% due 07/15/2010		12,000	12,825
ICICI Bank Ltd.
5.895% due 01/12/2010		32,200	32,273
John Deere Capital Corp.
4.500% due 08/25/2008		900	890
Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009		10,900	10,915
5.445% due 10/22/2008		29,970	30,013
5.460% due 08/21/2009		43,100	43,125
5.500% due 05/25/2010		1,400	1,400
5.607% due 11/10/2009		15,000	15,048
Longpoint Re Ltd.
10.609% due 05/08/2010		8,500	8,500
Merrill Lynch & Co., Inc.
5.395% due 10/23/2008		25,500	25,538
5.440% due 12/04/2009		21,000	21,011
5.450% due 08/14/2009		23,000	23,025
5.480% due 07/27/2007		7,200	7,201
5.555% due 07/25/2011		32,700	32,703
Morgan Stanley
5.360% due 11/21/2008		16,460	16,461
5.446% due 01/15/2010		30,900	30,919
5.467% due 02/09/2009		30,000	30,050
5.484% due 01/18/2008		14,500	14,512
Mystic Re Ltd.
11.660% due 12/05/2008		26,900	26,741
15.360% due 06/07/2011		8,500	8,520
National Australia Bank Ltd.
5.400% due 09/11/2009		23,500	23,534
Osiris Capital PLC
8.206% due 01/15/2010		11,000	11,054
Phoenix Quake Ltd.
7.800% due 07/03/2008		6,500	6,539
Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008		6,400	6,423
Phoenix Quake Wind II Ltd.
8.850% due 07/03/2008		3,000	2,849
Pricoa Global Funding I
5.420% due 03/03/2009		22,000	22,026
5.440% due 09/12/2008		10,000	10,013
Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010		2,800	2,802
Royal Bank of Scotland Group PLC
5.405% due 07/21/2008		49,100	49,145
9.118% due 03/31/2049		37,207	40,475
Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007		82,600	82,614
5.370% due 11/20/2008		4,700	4,702
5.416% due 02/06/2009		200	200
SLM Corp.
5.495% due 07/27/2009		16,200	15,803
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		9,945	10,346
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		20,500	20,546
Wachovia Bank N.A.
5.320% due 10/03/2008		21,300	21,309
5.400% due 03/23/2009		17,850	17,861
Wachovia Corp.
5.405% due 10/28/2008		21,900	21,929
5.410% due 12/01/2009		25,600	25,629
Westpac Banking Corp.
5.280% due 06/06/2008		13,300	13,302

			1,830,364

Industrials 2.3%
Altria Group, Inc.
7.650% due 07/01/2008		7,500	7,645
Cisco Systems, Inc.
5.440% due 02/20/2009		2,400	2,405
DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008		80	79
5.710% due 03/13/2009		28,600	28,665
5.805% due 08/03/2009		23,000	23,131
5.840% due 09/10/2007		10,500	10,509
El Paso Corp.
7.625% due 09/01/2008		1,075	1,098
FedEx Corp.
5.436% due 08/08/2007		23,350	23,355
General Mills, Inc.
5.485% due 01/22/2010		17,700	17,698
Historic TW, Inc.
8.180% due 08/15/2007		5,000	5,017
Kroger Co.
7.800% due 08/15/2007		955	957
Pemex Project Funding Master Trust
9.375% due 12/02/2008		8,900	9,381
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		7,000	7,726
Sonat, Inc.
6.750% due 10/01/2007		3,815	3,844
Time Warner, Inc.
5.590% due 11/13/2009		17,400	17,426
Transocean, Inc.
5.560% due 09/05/2008		23,000	23,021
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		47,000	46,994

			228,951

Utilities 1.5%
AT&T, Inc.
5.456% due 02/05/2010		11,700	11,721
BellSouth Corp.
5.460% due 08/15/2008		38,950	38,990
Dominion Resources, Inc.
5.660% due 09/28/2007		10,755	10,758
Pepco Holdings, Inc.
5.500% due 08/15/2007		3,360	3,361
Southern California Edison Co.
5.435% due 12/13/2007		1,200	1,200
5.455% due 02/02/2009		20,470	20,487
Telecom Italia Capital S.A.
5.969% due 07/18/2011		24,000	24,180
Telefonica Emisones SAU
5.660% due 06/19/2009		33,000	33,121
TXU Electric Delivery Co.
5.000% due 09/01/2007		2,600	2,596

			146,414

Total Corporate Bonds & Notes (Cost $2,206,580)			2,205,729

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008		28,000	27,841

Total Commodity Index-Linked Notes (Cost $28,000)			27,841

U.S. GOVERNMENT AGENCIES 32.9%
Fannie Mae
0.950% due 03/25/2009 (b)		457	3
4.000% due 05/01/2011		249	240
4.250% due 05/25/2033		10,606	10,141
4.255% due 04/01/2034		3,377	3,355
4.350% due 03/01/2035		9,371	9,470
4.500% due 06/01/2011 - 08/01/2035		5,279	5,201
4.527% due 09/01/2035		14,337	14,230
4.657% due 07/01/2035		15,892	15,685
4.660% due 07/01/2035		14,240	14,075
4.671% due 05/01/2035		11,669	11,519
4.682% due 01/01/2035		18,419	18,152
4.712% due 03/01/2035		2,219	2,206
4.745% due 03/01/2035		21,354	20,878
4.916% due 10/01/2035		8,477	8,401
5.000% due 12/01/2013 - 03/01/2036		1,340,127	1,299,464
5.030% due 06/01/2035		4,502	4,415
5.373% due 11/01/2017		43	43
5.380% due 12/25/2036		12,574	12,556
5.478% due 09/01/2032		2,539	2,558
5.500% due 10/01/2008 - 06/01/2035		304,281	295,823
5.540% due 06/01/2017		20	21
5.609% due 12/01/2017		31	31
5.620% due 08/01/2017		8	8
5.625% due 07/01/2017		61	61
5.626% due 02/01/2028		13	13
5.642% due 07/01/2018 - 01/01/2028		147	149
5.670% due 03/25/2044		1,070	1,071
5.720% due 05/25/2031- 06/25/2032		3,487	3,498
5.747% due 04/01/2018		1,158	1,168
5.920% due 05/25/2030		836	841
5.944% due 04/25/2022		19	20
5.970% due 05/25/2030		836	837
6.000% due 03/01/2009 - 07/01/2037		94,314	94,541
6.161% due 01/01/2021		37	36
6.214% due 07/01/2042		17,050	17,351
6.227% due 07/01/2044		5,792	5,865
6.256% due 07/25/2017		606	609
6.264% due 09/01/2041		27,335	27,561
6.273% due 08/01/2029		1,040	1,057
6.414% due 11/01/2039		818	832
6.427% due 10/01/2030		1,468	1,494
6.500% due 03/25/2009 (b)		107	5
6.500% due 07/25/2031 - 12/25/2042		127,732	129,533
6.585% due 11/01/2017		70	70
6.670% due 11/01/2018		5	5
6.729% due 07/01/2017		65	65
7.000% due 01/01/2008 - 01/01/2032		3,553	3,569
7.059% due 04/01/2024		241	245
7.143% due 06/01/2022		8	9
7.200% due 01/01/2024		17	17
7.215% due 11/01/2027		124	125
7.286% due 01/01/2024		319	322
7.376% due 02/01/2028		339	342
7.495% due 07/01/2023		94	95
7.500% due 02/01/2013		5	5
7.685% due 10/01/2024		288	290
8.000% due 02/01/2030 - 11/01/2031		3,753	3,955
8.500% due 02/01/2017 - 04/01/2025		195	208
8.800% due 01/25/2019		116	122
9.000% due 03/25/2021 - 01/01/2025		417	451
9.250% due 10/25/2018		7	8
9.500% due 03/25/2020 - 11/01/2025		901	980
10.000% due 10/01/2009 - 05/01/2022		59	62
10.500% due 07/01/2014 - 12/01/2024		7	8
11.000% due 11/01/2020		5	5
11.250% due 10/01/2015		8	9
11.500% due 11/01/2019 - 02/01/2020		7	8
11.750% due 02/01/2016		11	12
13.000% due 07/01/2015		3	4
13.250% due 09/01/2011		2	3
15.500% due 10/01/2012 - 12/01/2012		1	1
15.750% due 12/01/2011		3	3
16.000% due 09/01/2012 - 12/01/2012		2	2
Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025		5,235	5,268
Freddie Mac
3.000% due 02/15/2023		1,414	1,405
4.000% due 09/15/2015		253	248
4.000% due 01/15/2024 (b)		4,225	609
4.500% due 02/15/2015 - 06/01/2018		58,847	57,720
4.501% due 03/01/2035		6,752	6,600
4.601% due 04/01/2035		13,791	13,473
4.642% due 04/01/2035		10,942	10,720
4.706% due 06/01/2035		61,332	60,022
4.712% due 08/01/2035		103,010	101,773
4.725% due 03/01/2035		11,573	11,345
4.775% due 08/01/2035		25,224	25,153
4.891% due 04/01/2035		2,751	2,686
4.920% due 07/01/2035		26,496	26,242
4.960% due 03/01/2035		2,606	2,552
5.000% due 04/01/2013 - 07/15/2024		86,070	85,318
5.061% due 04/01/2035		5,092	5,031
5.470% due 07/15/2019 - 10/15/2020		357,613	357,303
5.500% due 02/15/2014 - 07/15/2034		28,367	28,156
5.550% due 07/15/2037		125,000	124,990
5.580% due 08/25/2031		5,317	5,344
5.600% due 09/25/2031		9,368	9,375
5.620% due 05/15/2036		18,177	18,240
5.670% due 12/15/2030		16,426	16,474
5.720% due 06/15/2018		5,356	5,367
5.742% due 08/15/2032		957	957
5.770% due 11/15/2030		12	13
6.000% due 03/01/2011 - 07/01/2037		18,578	18,652
6.325% due 10/15/2020		70	70
6.375% due 03/15/2021		45	45
6.427% due 07/25/2044		1,271	1,282
6.451% due 02/01/2020		356	358
6.500% due 01/01/2017 - 07/25/2043		71,548	72,680
7.000% due 01/01/2030 - 04/01/2032		91	94
7.105% due 10/01/2027		36	36
7.148% due 11/01/2022		296	301
7.156% due 07/01/2018		80	81
7.240% due 01/01/2024 - 06/01/2024		346	352
7.250% due 02/01/2023		2	2
7.294% due 12/01/2022		54	55
7.301% due 09/01/2023		32	32
7.335% due 03/01/2024		18	18
7.393% due 11/01/2023		47	48
7.401% due 10/01/2023		137	139
7.485% due 01/01/2024		131	133
7.500% due 07/15/2030		722	725
8.000% due 01/01/2012 - 12/01/2024		452	473
8.500% due 06/01/2009 - 11/01/2025		952	1,020
9.000% due 12/15/2020 - 08/01/2022		414	430
9.500% due 03/01/2010 - 09/01/2021		133	140
9.750% due 11/01/2008		17	18
10.000% due 03/01/2016 - 05/15/2020		60	63
10.500% due 10/01/2010 - 02/01/2016		2	2
10.750% due 09/01/2009 - 08/01/2011		14	14
11.500% due 10/01/2015 - 01/01/2016		3	3
14.000% due 09/01/2012 - 04/01/2016		2	2
15.000% due 08/01/2011 - 12/01/2011		1	1
Ginnie Mae
4.000% due 07/16/2027		2,090	2,084
4.375% due 06/20/2023		118	119
4.500% due 07/20/2030		27	27
4.750% due 08/20/2022 - 07/20/2027		4,708	4,752
5.125% due 10/20/2023 - 10/20/2025		474	479
5.375% due 04/20/2016 - 05/20/2030		6,223	6,291
5.625% due 03/20/2019		31	31
5.750% due 07/20/2023 - 08/20/2026		251	253
5.870% due 12/16/2025		184	186
6.000% due 01/15/2029 - 07/01/2037		8,636	8,702
6.125% due 12/20/2023 - 12/20/2027		3,223	3,260
6.375% due 01/20/2022 - 01/20/2027		1,899	1,918
6.500% due 01/20/2031 - 05/15/2034		343	348
7.000% due 03/15/2011 - 10/15/2011		21	22
7.500% due 03/15/2022 - 09/15/2031		304	318
8.000% due 05/15/2016 - 06/20/2031		2,767	2,914
8.500% due 12/15/2021 - 08/15/2030		79	85
9.000% due 03/15/2017 - 11/15/2030		294	319
9.500% due 10/15/2016 - 06/15/2025		28	30
9.750% due 08/15/2017		21	23
10.000% due 10/15/2013 - 11/15/2020		7	8
10.500% due 11/15/2019 - 02/15/2021		1	1
11.000% due 09/15/2010		1	1
11.500% due 08/15/2018		5	6
11.750% due 08/15/2013		4	4
12.000% due 06/20/2015		1	1
13.000% due 10/15/2013		4	4
13.500% due 11/15/2012		5	6
16.000% due 02/15/2012		7	8
Small Business Administration
7.640% due 03/01/2010		290	298
Vendee Mortgage Trust
6.500% due 05/15/2029		46,476	47,250

Total U.S. Government Agencies (Cost $3,263,889)			3,205,418

MORTGAGE-BACKED SECURITIES 16.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		57,743	56,655
4.390% due 02/25/2045		17,069	16,718
4.440% due 02/25/2045		55,837	54,887
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		15,421	15,422
Banc of America Funding Corp.
4.113% due 05/25/2035		279,523	273,781
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031		9,375	9,479
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		62,071	61,062
4.750% due 10/25/2035		181,696	179,008
4.773% due 01/25/2034		17,629	17,547
5.044% due 04/25/2033		11,386	11,385
5.329% due 02/25/2033		3,065	3,107
5.448% due 04/25/2033		26,408	25,970
5.626% due 02/25/2033		2,308	2,293
6.337% due 11/25/2030		185	185
Bear Stearns Alt-A Trust
5.244% due 03/25/2035		36,141	36,107
5.377% due 05/25/2035		37,279	37,124
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		36,472	36,487
Citicorp Mortgage Securities, Inc.
5.625% due 12/25/2019		9	9
Countrywide Alternative Loan Trust
5.500% due 05/25/2047		14,716	14,756
6.500% due 06/25/2033		3,685	3,687
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		32,620	32,511
5.610% due 04/25/2035		5,777	5,795
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		16,962	16,820
5.953% due 03/25/2032		4,057	4,050
6.890% due 06/25/2032		127	127
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037		14,350	14,361
DLJ Acceptance Trust
11.000% due 08/01/2019		86	91
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		190	196
Drexel Burnham Lambert CMO Trust
6.070% due 05/01/2016		4	4
First Horizon Alternative Mortgage Securities
4.732% due 06/25/2034		21,365	21,102
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		22,946	22,966
5.400% due 01/25/2047		22,367	22,379
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		31,200	31,234
GSR Mortgage Loan Trust
4.538% due 09/25/2035		106,140	104,621
4.549% due 09/25/2035		15,111	14,982
6.000% due 03/25/2032		1,299	1,277
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		13,058	13,070
Imperial Savings Association
8.429% due 02/25/2018		68	68
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		16,468	16,478
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		22,010	21,867
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		5,814	5,817
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034		11,819	11,587
MASTR Asset Securitization Trust
5.500% due 09/25/2033		26,847	25,710
Mellon Residential Funding Corp.
5.800% due 06/15/2030		24,830	24,839
Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035		34,839	34,193
Morgan Stanley Capital I
5.380% due 10/15/2020		13,059	13,076
Nationslink Funding Corp.
5.670% due 11/10/2030		211	211
Prime Mortgage Trust
5.720% due 02/25/2019		1,714	1,718
5.720% due 02/25/2034		7,899	7,926
Prudential-Bache CMO Trust
8.400% due 03/20/2021		252	251
RAAC Series 2005-SP1
5.000% due 09/25/2034		2,262	2,216
Resecuritization Mortgage Trust
5.570% due 04/26/2021		39	39
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030		23	23
Sears Mortgage Securities
12.000% due 02/25/2014		9	9
Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036		7,897	7,900
5.650% due 09/19/2032		8,809	8,822
9.448% due 06/25/2029		707	756
Structured Asset Securities Corp.
6.150% due 07/25/2032		287	289
7.197% due 01/25/2032		187	187
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		18,967	18,967
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020		36,300	36,311
5.410% due 09/15/2021		18,142	18,152
Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033		302	302
6.866% due 02/25/2033		588	588
Washington Mutual, Inc.
4.229% due 03/25/2034		6,888	6,802
4.816% due 10/25/2032		81	81
5.474% due 02/27/2034		13,525	13,295
5.610% due 10/25/2045		8,306	8,326
5.630% due 01/25/2045		587	588
5.759% due 01/25/2047		11,786	11,782
5.839% due 12/25/2046		53,005	53,043
6.229% due 11/25/2042		4,224	4,228
6.429% due 06/25/2042		7,813	7,809
6.429% due 08/25/2042		5,840	5,861
6.529% due 09/25/2046		21,514	21,603
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		35,921	35,442
5.386% due 08/25/2035		9,068	8,830

Total Mortgage-Backed Securities (Cost $1,608,109)			1,597,247

ASSET-BACKED SECURITIES 6.2%
ACE Securities Corp.
5.370% due 12/25/2036		7,808	7,813
5.430% due 10/25/2035		11,390	11,397
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		744	745
Argent Securities, Inc.
5.370% due 09/25/2036		9,800	9,803
Asset-Backed Funding Certificates
5.380% due 01/25/2037		14,475	14,484
Asset-Backed Securities Corp. Home Equity
5.840% due 06/15/2031		7	7
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036		9,583	9,589
5.520% due 09/25/2034		3,515	3,519
5.770% due 03/25/2043		6,928	6,944
Carrington Mortgage Loan Trust
5.640% due 10/25/2035		35,923	36,029
Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 11/25/2031		2,441	2,443
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033		2,076	2,080
Community Program Loan Trust
4.500% due 10/01/2018		4,872	4,799
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037		14,969	14,978
5.370% due 12/25/2046		9,386	9,392
5.370% due 03/25/2047		19,964	19,976
Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037		4,602	4,602
Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032		11,159	11,170
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		45,214	45,243
Fremont Home Loan Trust
5.380% due 01/25/2037		13,409	13,406
5.420% due 05/25/2036		17,640	17,648
GSAMP Trust
5.390% due 12/25/2036		20,867	20,879
5.430% due 11/25/2035		1,271	1,271
HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033		8,363	8,392
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007		13,482	13,494
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		11,719	11,727
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037		13,737	13,741
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		9,785	9,791
Lehman XS Trust
5.390% due 05/25/2046		8,198	8,202
Long Beach Mortgage Loan Trust
5.410% due 01/25/2036		9,319	9,326
5.600% due 10/25/2034		2,334	2,339
MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036		13,704	13,712
MBNA Credit Card Master Note Trust
5.440% due 08/16/2010		24,200	24,239
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		9,702	9,706
5.360% due 01/25/2037		18,263	18,273
5.370% due 10/25/2036		8,765	8,766
Nelnet Student Loan Trust
5.340% due 09/25/2012		13,723	13,731
Option One Mortgage Loan Trust
5.370% due 01/25/2037		22,165	22,179
Renaissance Home Equity Loan Trust
5.670% due 08/25/2032		212	213
Residential Asset Securities Corp.
5.360% due 08/25/2036		13,028	13,036
5.390% due 11/25/2036		23,072	23,089
5.780% due 06/25/2031		4	4
Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036		29,975	29,989
Soundview Home Equity Loan Trust
5.420% due 12/25/2035		2,464	2,465
5.430% due 11/25/2035		2,546	2,547
Specialty Underwriting & Residential Finance
5.380% due 01/25/2038		10,983	10,989
Structured Asset Securities Corp.
4.930% due 01/25/2035		870	849
5.370% due 10/25/2036		22,411	22,420
5.420% due 07/25/2035		2,737	2,739
5.610% due 01/25/2033		754	756
Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,400	2,401
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		14,409	14,418
5.440% due 12/25/2035		20,674	20,684
WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030		288	288

Total Asset-Backed Securities (Cost $602,176)			602,722

SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.640% due 11/22/2012		2,200	2,209

Total Sovereign Issues (Cost $2,200)			2,209

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
JSG Holding PLC
6.718% due 11/29/2014	EUR	434	594
6.835% due 11/29/2014		1,583	2,169
6.862% due 11/29/2014		489	670
6.898% due 11/29/2014		843	1,156
6.944% due 11/29/2014		651	892
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	10,616

Total Foreign Currency-Denominated Issues (Cost $15,673)			16,097

	Shares
PREFERRED STOCKS 1.1%
DG Funding Trust
7.600% due 12/31/2049		10,229	106,573
Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,210

Total Preferred Stocks (Cost $113,682)			107,783

SHORT-TERM INSTRUMENTS 20.7%
Certificates of Deposit 6.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$17,100	17,107
Bank of Ireland
5.396% due 01/15/2010		5,000	5,005
BNP Paribas
5.260% due 07/03/2008		73,300	73,285
5.262% due 05/28/2008		17,400	17,406
Calyon Financial, Inc.
5.336% due 01/16/2009		37,700	37,706
Dexia S.A.
5.270% due 09/29/2008		21,800	21,806
Fortis Bank NY
5.265% due 04/28/2008		48,300	48,326
5.265% due 06/30/2008		15,400	15,406
HSBC Bank USA N.A.
5.410% due 07/28/2008		22,400	22,435
Nordea Bank Finland PLC
5.298% due 05/28/2008		16,800	16,810
5.308% due 04/09/2009		42,600	42,623
Royal Bank of Canada
5.265% due 06/30/2008		57,300	57,350
Royal Bank of Scotland Group PLC
5.260% due 07/03/2008		59,800	59,803
Skandinav Enskilda BK
5.300% due 02/04/2008		61,200	61,287
5.350% due 02/13/2009		11,000	11,009
Societe Generale NY
5.269% due 06/30/2008		90,200	90,255

			597,619

Commercial Paper 13.8%
ANZ National International Ltd.
5.250% due 09/19/2007		3,600	3,557
ASB Finance Ltd.
5.230% due 09/20/2007		16,000	15,944
5.255% due 09/20/2007		5,300	5,236
Bank of America Corp.
5.240% due 10/04/2007		30,000	29,751
5.280% due 10/04/2007		114,300	114,032
Barclays U.S. Funding Corp.
5.240% due 09/26/2007		26,300	26,078
CBA (de) Finance
5.230% due 09/28/2007		27,800	27,784
Cox Communications, Inc.
5.384% due 09/17/2007		19,800	19,800
Danske Corp.
5.245% due 10/12/2007		1,100	1,099
5.280% due 10/12/2007		50,000	49,934
Fortis Funding LLC
5.275% due 09/05/2007		5,000	4,985
Freddie Mac
4.800% due 07/02/2007		28,000	28,000
HBOS Treasury Services PLC
5.235% due 09/21/2007		6,800	6,755
5.235% due 11/13/2007		41,300	40,958
5.245% due 11/13/2007		80,400	79,386
5.250% due 09/21/2007		21,200	20,944
5.250% due 11/13/2007		5,800	5,774
HSBC Bank USA N.A.
5.210% due 07/11/2007		14,500	14,481
5.220% due 07/11/2007		23,650	23,622
National Australia Funding Corp.
5.280% due 07/16/2007		110,000	109,774
Natixis S.A.
5.260% due 09/21/2007		14,500	14,404
Nordea N.A., Inc.
5.250% due 07/26/2007		5,600	5,599
Rabobank USA Financial Corp.
5.260% due 07/26/2007		8,600	8,570
San Paolo IMI U.S. Financial Co.
5.245% due 08/08/2007		23,000	22,876
5.260% due 08/08/2007		500	497
5.270% due 08/08/2007		500	498
Santander Hispano Finance Delaware
5.225% due 09/26/2007		9,000	8,940
Societe Generale NY
5.240% due 11/26/2007		2,400	2,387
5.245% due 11/26/2007		29,400	29,049
5.250% due 11/26/2007		2,000	1,976
Svenska Handelsbanken, Inc.
5.230% due 08/06/2007		18,600	18,578
5.230% due 10/09/2007		8,200	8,188
5.250% due 10/09/2007		6,000	5,973
Swedbank AB
5.235% due 09/06/2007		6,100	6,062
5.235% due 10/19/2007		70,600	69,452
5.250% due 09/06/2007		5,000	4,990
5.270% due 09/06/2007		30,925	30,735
Toyota Motor Credit Corp.
5.220% due 09/14/2007		60,000	59,974
UBS Finance Delaware LLC
5.200% due 10/23/2007		100	100
5.225% due 10/23/2007		1,700	1,696
5.230% due 10/23/2007		185,500	182,589
5.235% due 10/23/2007		2,400	2,389
5.245% due 10/23/2007		5,000	4,944
5.250% due 10/23/2007		9,700	9,685
5.260% due 10/23/2007		1,300	1,294
5.270% due 10/23/2007		103,300	102,846
Unicredito Italiano SpA
5.125% due 01/22/2008		20,000	19,405
5.240% due 01/22/2008		22,100	21,875
5.300% due 01/22/2008		1,100	1,098
Westpac Banking Corp.
5.165% due 11/05/2007		15,000	14,765
5.200% due 11/05/2007		5,533	5,527
Westpac Trust Securities NZ Ltd.
5.230% due 10/19/2007		51,600	51,443
5.260% due 10/19/2007		2,200	2,173

			1,348,471

Tri-Party Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007		6,004	6,004

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 5.400% due 09/18/2008 valued at $6,128. Repurchase proceeds are $6,006.)
U.S. Treasury Bills 0.7%
4.638% due 08/30/2007 - 09/13/2007 (c)(d)(f)		63,035	62,344

Total Short-Term Instruments (Cost $2,014,248)			2,014,438

Purchased Options (h) 0.1% (Cost $29,863)			11,060
Total Investments (e) 101.2% (Cost $9,956,256)			$9,862,637
Written Options (i) (0.1%) (Premiums $25,149)			(6,357)
Other Assets and Liabilities (Net) (1.1%)			(106,345)

Net Assets 100.0%			$9,749,935

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) Securities with an aggregate market value of $9,895 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $574,882 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $50,470 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor December Futures	Long	12/2007	1,673	$(2,376)
90-Day Euribor December Futures	Long	12/2008	833	(1,866)
90-Day Euribor June Futures	Long	06/2008	1,154	(2,499)
90-Day Euribor March Futures	Long	03/2008	379	(750)
90-Day Euribor September Futures	Long	09/2008	833	(1,913)
90-Day Eurodollar December Futures	Long	12/2007	18,651	(18,890)
90-Day Eurodollar December Futures	Long	12/2008	1,787	257
90-Day Eurodollar June Futures	Long	06/2008	30,523	(32,026)
90-Day Eurodollar March Futures	Long	03/2008	31,997	(34,012)
90-Day Eurodollar March Futures	Long	03/2009	205	(300)
90-Day Eurodollar September Futures	Long	09/2008	4,259	(1,088)
90-Day Euroyen December Futures	Long	12/2007	1,779	(216)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	5,862	6,092
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	840	(1,772)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	3,592	(5,205)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	289	(388)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	900	(1,936)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2,818	(4,353)

				$(103,241)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	869,000	$35
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		$30,000	261
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008		8,000	24
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009		43,300	(47)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009		43,300	(15)
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		14,000	63
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,000	19
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009		4,300	17
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009		6,000	(1)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009		43,300	(56)
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008		2,000	107
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		7,200	2
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008		6,000	17
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011		4,900	63
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%	07/20/2007		24,400	68
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		4,200	20
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008		5,000	286
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		20,000	(2)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008		6,000	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011		38,400	505
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012		500	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009		43,300	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009		6,000	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011		4,900	69

							$1,444

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	30,300	$(16)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	49,200	286
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		12,800	89
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		32,100	213
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		19,300	394
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	385
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	3,500	(36)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		23,900	286
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		53,300	1,094
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	(224)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	(66)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	(238)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		25,100	(265)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	(66)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	(71)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	150
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	(764)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	(623)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	(208)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	(472)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		53,200	4,654
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		55,700	(850)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(6,547)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	(591)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	4,000,000	(87)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		30,970,000	(160)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		6,450,000	(94)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,260,000	(9)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		37,640,000	(541)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	125,800	(105)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		48,800	86
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$208,900	(1,425)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		282,400	122
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		130,400	(992)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		240,400	(1,897)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		44,600	(289)

							$(8,877)

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.750	09/17/2007	650	$6	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	96,000	$442	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$123,000	541	4
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		647,000	3,065	1,273
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		469,200	2,604	579
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		91,800	326	181
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		347,200	1,436	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		530,000	1,378	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		436,200	2,321	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		480,000	1,086	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		851,000	4,220	1,365
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		1,214,200	7,091	1,499
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		330,000	949	1,117

								$25,459	$6,018

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$9,000	$392	$693
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	9,000	392	223
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	7,000	318	499
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	7,000	272	188
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	8,000	337	545
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	8,000	337	224
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	28,000	1,175	1,874
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	28,000	1,175	796

					$4,398	$5,042

(i)	Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	37,000	$443	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		$281,000	3,091	1,415
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		204,000	2,489	623
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		39,900	339	201
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		118,200	1,276	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		152,600	1,595	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		190,100	2,349	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		80,000	928	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		41,000	467	3
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		370,000	4,440	1,324
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		283,600	3,779	867
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		246,000	3,026	841
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		110,000	927	1,080

								$25,149	$6,357

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	07/01/2022	$468,500	$449,540	$452,761
Fannie Mae	5.500%	07/01/2037	44,000	42,735	42,440
U.S. Treasury Notes	4.625%	02/15/2017	35,200	34,230	34,734

				$526,506	$529,935

(2)	Market value includes $634 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Buy	AUD	46,629	07/2007	$280	$0	$280
Sell		495	07/2007	0	(7)	(7)
Buy	BRL	271,091	10/2007	4,877	(2)	4,875
Buy		181,937	03/2008	5,151	0	5,151
Buy	CAD	32,781	08/2007	136	0	136
Buy	CLP	2,743,870	03/2008	0	(17)	(17)
Buy	CNY	10,373	09/2007	28	(1)	27
Sell		10,373	09/2007	0	(1)	(1)
Buy		167,993	11/2007	172	0	172
Sell		167,993	11/2007	17	(42)	(25)
Buy		101,102	01/2008	0	(89)	(89)
Sell		101,102	01/2008	6	(15)	(9)
Buy	EUR	59,636	07/2007	780	0	780
Sell	GBP	44,374	08/2007	0	(467)	(467)
Buy	INR	583,559	10/2007	63	(4)	59
Buy		295,433	05/2008	119	0	119
Sell	JPY	2,580,003	07/2007	303	0	303
Buy	KRW	20,926,782	07/2007	119	0	119
Sell		2,036,243	07/2007	0	(10)	(10)
Buy		20,762,592	08/2007	0	(7)	(7)
Buy		14,642,634	09/2007	39	0	39
Sell		310,992	09/2007	0	(6)	(6)
Buy	MXN	65,132	09/2007	84	0	84
Buy		410,463	03/2008	306	(57)	249
Buy	MYR	55,663	05/2008	0	(130)	(130)
Buy	NZD	5,569	07/2007	106	0	106
Buy	PHP	161,107	05/2008	0	(30)	(30)
Buy	PLN	90,015	09/2007	443	(6)	437
Buy		17,703	03/2008	247	0	247
Buy	RUB	149,639	09/2007	73	0	73
Buy		344,278	11/2007	356	0	356
Buy		996,132	12/2007	890	0	890
Buy		904,784	01/2008	174	0	174
Buy	SEK	55,848	09/2007	98	0	98
Buy	SGD	59,249	07/2007	0	(218)	(218)
Sell		34,540	07/2007	0	(133)	(133)
Buy		12,831	08/2007	39	(43)	(4)
Buy		5,850	09/2007	0	(12)	(12)
Buy		56,882	10/2007	186	0	186
Buy	ZAR	1,509	09/2007	4	0	4

				$15,096	$(1,297)	$13,799

See accompanying notes

Schedule of Investments

Low Duration Fund II

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.0%
Banking & Finance 16.8%
Allstate Life Global Funding Trusts
5.400% due 03/23/2009	$300	$301
American Express Centurion Bank
5.320% due 05/07/2008	700	700
5.340% due 06/12/2009	1,600	1,601
American Express Credit Corp.
5.380% due 11/09/2009	1,000	1,001
Bank of America Corp.
5.366% due 11/06/2009	400	400
Bank of America N.A.
5.355% due 07/25/2008	1,400	1,401
5.360% due 02/27/2009	800	801
Bear Stearns Cos., Inc.
5.450% due 08/21/2009	500	500
5.480% due 05/18/2010	1,600	1,599
CIT Group, Inc.
5.505% due 01/30/2009	2,900	2,896
5.510% due 12/19/2008	500	500
Citigroup Funding, Inc.
5.320% due 04/23/2009	2,400	2,401
5.350% due 12/08/2008	600	600
5.360% due 06/26/2009	400	400
Citigroup, Inc.
5.390% due 12/28/2009	500	500
5.400% due 12/26/2008	1,400	1,401
General Electric Capital Corp.
5.385% due 10/26/2009	1,500	1,501
5.390% due 03/12/2010	1,400	1,402
5.428% due 01/20/2010	1,600	1,603
Goldman Sachs Group, Inc.
5.455% due 07/29/2008	900	901
5.685% due 07/23/2009	3,700	3,721
HSBC Finance Corp.
5.490% due 09/15/2008	3,500	3,507
Lehman Brothers Holdings, Inc.
5.445% due 10/22/2008	5,800	5,808
5.460% due 11/16/2009	900	901
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008	1,500	1,500
5.395% due 10/23/2008	900	901
5.440% due 12/04/2009	800	800
5.450% due 08/14/2009	200	200
Metropolitan Life Global Funding I
5.400% due 05/17/2010	1,100	1,101
Morgan Stanley
5.360% due 11/21/2008	500	500
5.406% due 05/07/2009	800	801
5.446% due 01/15/2010	1,300	1,301
5.467% due 02/09/2009	700	701
Pricoa Global Funding I
5.405% due 07/27/2009	2,500	2,504
Wachovia Corp.
5.405% due 10/28/2008	900	901
5.486% due 10/15/2011	2,700	2,706

		50,262

Industrials 2.5%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,587
Amgen, Inc.
5.440% due 11/28/2008	1,200	1,200
Wal-Mart Stores, Inc.
5.260% due 06/16/2008	1,500	1,500

		7,287

Utilities 0.7%
AT&T, Inc.
5.450% due 05/15/2008	2,200	2,202

Total Corporate Bonds & Notes (Cost $59,746)		59,751

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008	1,000	994

Total Commodity Index-Linked Notes (Cost $1,000)		994

U.S. GOVERNMENT AGENCIES 34.2%
Fannie Mae
4.659% due 07/01/2035	713	704
4.682% due 01/01/2035	793	782
4.887% due 12/01/2034	3,652	3,654
4.990% due 06/01/2035	4,176	4,147
5.000% due 11/01/2017 - 06/01/2022	50,584	48,996
5.500% due 02/01/2009 - 12/01/2033	5,902	5,780
5.642% due 09/01/2028	267	270
5.770% due 10/25/2030	196	198
6.000% due 03/01/2016 - 07/01/2037	4,600	4,610
6.214% due 07/01/2042	697	710
6.264% due 09/01/2041	1,125	1,135
6.414% due 08/01/2030 - 10/01/2030	596	607
6.500% due 09/01/2012 - 12/25/2042	275	279
7.125% due 01/01/2024	137	139
8.000% due 11/25/2023	246	258
9.250% due 10/25/2018	7	8
10.500% due 05/01/2012	96	105
Federal Housing Administration
7.430% due 07/01/2024	953	959
Freddie Mac
4.917% due 07/01/2035	1,050	1,039
5.000% due 11/01/2018 - 07/15/2024	3,494	3,444
5.470% due 07/15/2019 - 10/15/2020	11,800	11,790
5.550% due 07/15/2037	3,700	3,700
5.670% due 12/15/2030	727	729
5.720% due 06/15/2018	218	219
6.000% due 02/01/2016 - 07/01/2037	1,371	1,364
6.227% due 02/25/2045	1,280	1,275
6.500% due 07/25/2043	1,892	1,919
7.215% due 07/01/2023	88	90
8.500% due 06/01/2009 - 06/01/2025	15	16
Ginnie Mae
4.750% due 07/20/2023 - 07/20/2025	608	614
5.125% due 10/20/2025	491	497
5.375% due 04/20/2022 - 05/20/2027	1,104	1,117
5.500% due 07/20/2030	373	377
5.820% due 09/20/2030	64	64
7.000% due 11/15/2022	164	170
7.500% due 02/15/2022 - 03/15/2024	270	282
7.750% due 01/17/2030	27	27
8.000% due 03/15/2023 - 05/15/2024	80	85
9.000% due 07/20/2016 - 09/15/2030	145	156

Total U.S. Government Agencies (Cost $103,831)		102,315

MORTGAGE-BACKED SECURITIES 17.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,500	2,453
4.390% due 02/25/2045	754	739
Banc of America Funding Corp.
4.113% due 05/25/2035	12,601	12,342
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	3,971	3,927
4.773% due 01/25/2034	651	648
5.329% due 02/25/2033	172	175
5.448% due 04/25/2033	1,264	1,243
5.626% due 02/25/2033	121	121
Bear Stearns Alt-A Trust
5.377% due 05/25/2035	1,504	1,498
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	1,106	1,106
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	538	539
Countrywide Alternative Loan Trust
5.480% due 02/25/2047	1,589	1,587
6.500% due 06/25/2033	153	153
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,384	1,380
CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	244	244
6.890% due 06/25/2032	5	5
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	811	812
First Horizon Alternative Mortgage Securities
4.732% due 06/25/2034	901	890
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	782	782
GS Mortgage Securities Corp. II
5.410% due 03/06/2020	2,100	2,102
5.420% due 06/06/2020	633	633
GSR Mortgage Loan Trust
4.538% due 09/25/2035	4,642	4,575
5.354% due 06/25/2034	1,598	1,608
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	495	495
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	966	960
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	198	198
Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035	1,560	1,531
Morgan Stanley Capital I
5.380% due 10/15/2020	408	409
Nationslink Funding Corp.
5.670% due 11/10/2030	66	66
Prime Mortgage Trust
5.720% due 02/25/2019	81	81
5.720% due 02/25/2034	401	402
Salomon Brothers Mortgage Securities VII, Inc.
7.056% due 11/25/2022	15	15
Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	1,288	1,287
5.650% due 09/19/2032	488	489
9.448% due 06/25/2029	439	469
Structured Asset Securities Corp.
5.329% due 10/25/2035	616	615
6.150% due 07/25/2032	16	16
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	596	596
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	900	900
5.410% due 09/15/2021	534	534
Washington Mutual, Inc.
4.816% due 10/25/2032	810	808
5.474% due 02/27/2034	1,077	1,058
5.590% due 12/25/2045	486	487
5.610% due 10/25/2045	327	327
5.759% due 01/25/2047	354	354
6.229% due 11/25/2042	138	138
6.429% due 06/25/2042	317	317
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,359	1,341

Total Mortgage-Backed Securities (Cost $53,830)		53,455

ASSET-BACKED SECURITIES 14.0%
ACE Securities Corp.
5.430% due 10/25/2035	491	491
Amortizing Residential Collateral Trust
5.610% due 07/25/2032	43	43
Asset-Backed Funding Certificates
5.380% due 01/25/2037	528	528
Asset-Backed Securities Corp. Home Equity
5.595% due 09/25/2034	262	262
6.970% due 03/15/2032	718	718
Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	1,230	1,231
5.520% due 09/25/2034	162	162
Carrington Mortgage Loan Trust
5.370% due 01/25/2037	1,386	1,387
Chase Issuance Trust
5.330% due 02/15/2011	1,700	1,702
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	119	119
Countrywide Asset-Backed Certificates
5.370% due 03/25/2037	1,181	1,181
5.370% due 05/25/2037	4,434	4,435
5.370% due 07/25/2037	3,052	3,054
5.500% due 09/25/2036	3,200	3,202
5.800% due 12/25/2031	219	219
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	573	574
5.410% due 12/25/2037	2,506	2,506
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	1,151	1,152
First USA Credit Card Master Trust
5.480% due 04/18/2011	1,500	1,504
Fremont Home Loan Trust
5.380% due 01/25/2037	497	497
GSAMP Trust
5.390% due 12/25/2036	660	660
5.430% due 11/25/2035	54	54
GSR Mortgage Loan Trust
5.420% due 11/25/2030	173	173
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	507	507
HSBC Asset Loan Obligation
5.380% due 12/25/2036	2,988	2,990
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	2,068	2,069
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	474	474
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	304	304
Lehman XS Trust
5.390% due 05/25/2046	279	279
Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	1,324	1,325
5.600% due 10/25/2034	74	74
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	651	652
Morgan Stanley ABS Capital I
5.370% due 11/25/2036	1,005	1,005
Nelnet Student Loan Trust
5.340% due 09/25/2012	471	471
Option One Mortgage Loan Trust
5.370% due 01/25/2037	903	904
Park Place Securities, Inc.
5.632% due 10/25/2034	1,162	1,165
Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	891	891
SLM Student Loan Trust
5.365% due 04/27/2015	799	799
Soundview Home Equity Loan Trust
5.420% due 12/25/2035	89	89
5.430% due 11/25/2035	109	110
Structured Asset Securities Corp.
5.610% due 01/25/2033	47	48
Wachovia Auto Owner Trust
4.820% due 02/20/2009	108	108
5.337% due 06/20/2008	700	700
Wells Fargo Home Equity Trust
5.370% due 01/25/2037	494	494
5.440% due 12/25/2035	682	683

Total Asset-Backed Securities (Cost $41,979)		41,995

	Shares
PREFERRED STOCKS 1.8%
DG Funding Trust
7.600% due 12/31/2049	510	5,314

Total Preferred Stocks (Cost $5,100)		5,314

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.1%
Commercial Paper 10.4%
Bank of America Corp.
5.200% due 10/04/2007	$100	100
Freddie Mac
4.800% due 07/02/2007	10,000	10,000
5.120% due 10/26/2007	1,200	1,179
5.135% due 09/04/2007	17,700	17,527
5.140% due 08/27/2007	2,500	2,480

		31,286

Repurchase Agreements 2.0%
State Street Bank and Trust Co.
4.900% due 07/02/2007	5,921	5,921
(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $6,043. Repurchase proceeds are $5,923.)

U.S. Treasury Bills 0.7%
4.644% due 09/13/2007 (a)(c)	2,115	2,092

Total Short-Term Instruments (Cost $39,314)		39,299

Purchased Options (e) 0.1% (Cost $835)		255
Total Investments (b) 101.4% (Cost $305,635)		$303,378
Written Options (f) (0.1%) (Premiums $815)		(264)
Other Assets and Liabilities (Net) (1.3%)		(3,939)

Net Assets 100.0%		$299,175

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*    A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $17,287 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $2,092 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	588	$(579)
90-Day Eurodollar December Futures	Long	12/2008	251	(110)
90-Day Eurodollar June Futures	Long	06/2008	898	(921)
90-Day Eurodollar March Futures	Long	03/2008	1,087	(1,164)
90-Day Eurodollar March Futures	Long	03/2009	5	(7)
90-Day Eurodollar September Futures	Long	09/2008	150	(37)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	184	279

				$(2,539)

(d) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$5,300	$(6)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	15,900	7
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	4,200	(32)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	7,600	(73)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	1,400	(9)

						$(113)

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put-CME 90-Day Eurodollar September Futures	$91.000	09/17/2007	186	$2	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	$3,000	$13	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	21,000	99	41
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	18,400	102	23
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	3,000	11	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	14,000	58	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	20,000	52	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	12,000	27	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	29,800	148	48
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	39,500	231	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	26,000	92	88

							$833	$255

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$9,000	$99	$45
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	8,000	98	24
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,300	11	7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	3,900	42	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	6,000	63	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	2,000	23	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	1,000	11	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	13,000	156	47
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	9,400	125	29
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	8,000	98	27
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	8,700	89	85

							$815	$264

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(1)
U.S. Treasury Notes	4.625%	02/15/2017	$1,100	$1,070	$1,085

(1)	Market value includes $20 of interest payable on short sales.

See accompanying notes.

Schedule of Investments

Low Duration Fund III

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 25.0%
Banking & Finance 23.2%
American Express Centurion Bank
5.340% due 06/12/2009	$1,000	$1,001
American Express Credit Corp.
5.340% due 12/12/2007	200	200
American Honda Finance Corp.
5.346% due 08/05/2008	200	200
5.407% due 02/09/2010	1,000	1,001
American International Group, Inc.
5.370% due 06/16/2009	1,000	1,004
ANZ National International Ltd.
5.396% due 08/07/2009	300	300
Bank of America Corp.
5.370% due 06/19/2009	600	601
Bank of America N.A.
5.355% due 07/25/2008	500	500
5.360% due 12/18/2008	500	500
5.360% due 06/12/2009	300	300
Bank of Ireland
5.370% due 12/19/2008	1,100	1,102
Bear Stearns Cos., Inc.
5.480% due 05/18/2010	300	300
5.505% due 04/29/2008	900	901
Calabash Re II Ltd.
13.760% due 01/08/2010	300	303
14.960% due 01/08/2010	250	261
16.260% due 01/08/2010	300	312
CIT Group, Inc.
5.510% due 08/15/2008	500	500
Citigroup Funding, Inc.
5.360% due 06/26/2009	200	200
Citigroup Global Markets Holdings, Inc.
5.400% due 03/07/2008	500	500
Citigroup, Inc.
4.200% due 12/20/2007	400	398
5.390% due 12/28/2009	500	501
5.400% due 12/26/2008	300	300
Credit Agricole S.A.
5.360% due 05/28/2009	200	200
5.410% due 05/28/2010	200	200
Export-Import Bank of Korea
5.450% due 06/01/2009	300	300
General Electric Capital Corp.
5.455% due 10/21/2010	3,000	3,006
Goldman Sachs Group, Inc.
5.410% due 03/30/2009	300	300
5.447% due 11/10/2008	100	100
5.450% due 12/22/2008	300	301
5.475% due 10/05/2007	200	200
5.685% due 07/23/2009	600	603
HSBC Finance Corp.
5.440% due 03/12/2010	800	800
5.490% due 09/15/2008	100	100
5.500% due 12/05/2008	200	201
5.607% due 05/10/2010	100	101
ICICI Bank Ltd.
5.895% due 01/12/2010	300	301
Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	200	200
5.460% due 08/21/2009	300	300
5.460% due 11/16/2009	300	300
5.500% due 05/25/2010	100	100
5.570% due 12/23/2010	200	200
Merrill Lynch & Co., Inc.
5.440% due 12/04/2009	300	300
5.445% due 01/30/2009	300	300
5.450% due 08/14/2009	200	200
5.555% due 07/25/2011	300	300
Metropolitan Life Global Funding I
5.400% due 05/17/2010	400	400
Morgan Stanley
5.446% due 01/15/2010	300	300
5.467% due 02/09/2009	300	301
5.609% due 01/18/2011	400	401
Mystic Re Ltd.
11.660% due 12/05/2008	300	298
Residential Capital LLC
6.460% due 05/22/2009	300	299
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007	300	300
Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	400	400
5.420% due 09/19/2008	900	901
SLM Corp.
5.495% due 07/27/2009	200	195
Wachovia Bank N.A.
5.400% due 03/23/2009	1,300	1,301
Wachovia Corp.
5.405% due 10/28/2008	100	100
Wells Fargo & Co.
5.400% due 03/10/2008	1,100	1,101
Westpac Banking Corp.
5.280% due 06/06/2008	100	100

		26,495

Industrials 1.4%
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	300	301
5.805% due 08/03/2009	300	302
FedEx Corp.
5.436% due 08/08/2007	300	300
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	200	221
Time Warner, Inc.
5.590% due 11/13/2009	200	200
Transocean, Inc.
5.560% due 09/05/2008	200	200

		1,524

Utilities 0.4%
Verizon Communications, Inc.
5.400% due 04/03/2009	500	500

Total Corporate Bonds & Notes (Cost $28,478)		28,519

U.S. GOVERNMENT AGENCIES 33.7%
Fannie Mae
4.350% due 03/01/2035	54	54
4.368% due 11/01/2034	141	142
4.417% due 05/01/2035	155	154
4.500% due 08/01/2035	662	654
4.560% due 11/01/2035	268	267
4.655% due 07/01/2035	130	128
5.000% due 03/25/2017 - 07/01/2021	18,435	17,839
5.420% due 01/25/2021	1,405	1,404
5.500% due 02/01/2009 - 06/01/2035	6,147	5,958
5.604% due 08/01/2029	294	296
5.670% due 09/25/2042	309	310
5.720% due 05/25/2031	257	258
5.877% due 02/01/2031	77	78
6.000% due 03/01/2017 - 11/01/2017	447	450
6.227% due 07/01/2042	128	130
6.264% due 09/01/2041	205	206
6.414% due 09/01/2040	66	67
6.500% due 12/25/2042	22	22
6.968% due 11/01/2035	96	100
Freddie Mac
4.706% due 06/01/2035	638	625
4.712% due 08/01/2035	694	686
4.914% due 07/01/2035	219	217
5.000% due 04/15/2012 - 07/15/2024	654	648
5.470% due 07/15/2019 - 10/15/2020	4,400	4,396
5.550% due 07/15/2037	1,500	1,500
5.670% due 12/15/2030	97	97
5.720% due 06/15/2018	62	62
5.770% due 11/15/2030	16	16
6.000% due 03/01/2016 - 07/01/2037	1,108	1,100
6.227% due 02/25/2045	175	174
6.500% due 07/25/2043	232	236
Ginnie Mae
4.000% due 07/16/2027	12	12
5.375% due 06/20/2027	46	46
5.380% due 05/20/2030	102	104
6.000% due 02/20/2032	76	76
8.500% due 10/20/2026	16	17

Total U.S. Government Agencies (Cost $38,955)		38,529

MORTGAGE-BACKED SECURITIES 12.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	451	442
4.390% due 02/25/2045	94	92
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	157	157
Banc of America Funding Corp.
4.113% due 05/25/2035	2,386	2,337
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	596	589
4.773% due 01/25/2034	100	100
5.329% due 02/25/2033	17	17
5.448% due 04/25/2033	155	152
5.626% due 02/25/2033	12	12
Bear Stearns Alt-A Trust
5.377% due 05/25/2035	269	268
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	369	369
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	85	83
4.900% due 12/25/2035	146	146
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	659	650
5.600% due 02/25/2037	931	933
6.500% due 06/25/2033	17	17
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	219	218
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	156	154
6.890% due 06/25/2032	1	1
GMAC Mortgage Corp. Loan Trust
4.998% due 11/19/2035	141	141
Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	193	193
GS Mortgage Securities Corp. II
5.410% due 03/06/2020	800	801
GSR Mortgage Loan Trust
4.538% due 09/25/2035	696	686
5.354% due 06/25/2034	227	228
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	223	222
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	66	66
Mellon Residential Funding Corp.
5.760% due 12/15/2030	756	760
Morgan Stanley Capital I
5.380% due 10/15/2020	163	164
Prime Mortgage Trust
5.720% due 02/25/2019	20	20
5.720% due 02/25/2034	45	45
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	283	283
5.340% due 08/25/2034	354	354
6.429% due 01/25/2035	207	208
Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	468	468
5.600% due 02/25/2036	75	75
Structured Asset Securities Corp.
5.329% due 10/25/2035	231	231
7.197% due 01/25/2032	5	5
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	170	170
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	400	400
5.410% due 09/15/2021	152	153
Washington Mutual MSC Mortgage
Pass-Through Certificates
5.407% due 02/25/2033	54	54
Washington Mutual, Inc.
5.590% due 12/25/2045	88	89
5.610% due 10/25/2045	47	47
5.745% due 11/25/2034	320	322
5.759% due 01/25/2047	88	88
6.223% due 05/25/2041	49	49
6.429% due 06/25/2042	152	152
6.529% due 09/25/2046	190	191
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	340	335

Total Mortgage-Backed Securities (Cost $13,786)		13,737

ASSET-BACKED SECURITIES 9.9%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036	586	586
ACE Securities Corp.
5.430% due 10/25/2035	69	69
Asset-Backed Funding Certificates
5.380% due 01/25/2037	151	151
Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	352	352
Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	178	178
5.380% due 01/25/2037	532	532
5.380% due 05/25/2037	1,861	1,862
5.390% due 01/25/2036	254	254
5.390% due 01/25/2037	997	998
Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	293	293
5.370% due 05/25/2037	913	913
5.500% due 09/25/2036	1,200	1,201
5.800% due 12/25/2031	37	37
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	411	411
First USA Credit Card Master Trust
5.480% due 04/18/2011	500	501
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	145	146
GSAMP Trust
5.430% due 11/25/2035	9	9
5.440% due 12/25/2035	164	164
5.610% due 03/25/2034	104	104
GSR Mortgage Loan Trust
5.420% due 11/25/2030	47	47
Home Equity Mortgage Trust
5.430% due 02/25/2036	7	7
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	84	84
Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	29	29
Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	87	87
5.600% due 10/25/2034	25	25
Morgan Stanley ABS Capital I
5.370% due 11/25/2036	335	335
Residential Asset Securities Corp.
5.360% due 08/25/2036	114	114
Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	35	36
Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	356	357
SLM Student Loan Trust
5.365% due 01/26/2015	44	44
Soundview Home Equity Loan Trust
5.400% due 01/25/2037	794	794
5.420% due 12/25/2035	11	11
Structured Asset Securities Corp.
5.450% due 12/25/2035	115	115
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	53	54
Wachovia Auto Owner Trust
5.337% due 06/20/2008	300	300
Wells Fargo Home Equity Trust
5.370% due 01/25/2037	165	165

Total Asset-Backed Securities (Cost $11,359)		11,365

SOVEREIGN ISSUES 0.3%
Korea Development Bank
5.490% due 04/03/2010	300	300

Total Sovereign Issues (Cost $300)		300

	Shares
PREFERRED STOCKS 0.6%
DG Funding Trust
7.600% due 12/31/2049	65	677

Total Preferred Stocks (Cost $687)		677

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.1%
Certificates of Deposit 7.3%
Bank of Ireland
3.797% due 01/15/2010	$50	50
BNP Paribas
5.262% due 07/03/2008	1,100	1,100
Calyon Financial, Inc.
5.340% due 01/16/2009	300	300
Dexia S.A.
5.270% due 09/29/2008	1,300	1,300
Fortis Bank NY
5.265% due 06/30/2008	500	500
5.300% due 09/30/2008	300	300
Nordea Bank Finland PLC
5.308% due 05/28/2008	200	200
5.308% due 04/09/2009	500	500
Royal Bank of Canada
5.267% due 06/30/2008	500	501
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	800	800
5.265% due 03/26/2008	100	100
Skandinav Enskilda BK
5.340% due 08/21/2008	400	400
5.350% due 02/13/2009	100	100
Societe Generale NY
5.271% due 06/30/2008	900	901
Unicredito Italiano NY
5.358% due 05/06/2008	1,100	1,100
5.360% due 05/29/2008	200	200

		8,352

Commercial Paper 10.0%
Bank of Ireland
5.230% due 11/08/2007	2,500	2,481
Freddie Mac
4.800% due 07/02/2007	4,000	4,000
UBS Finance Delaware LLC
5.205% due 10/23/2007	600	599
5.215% due 10/23/2007	700	692
5.240% due 10/23/2007	100	99
Westpac Trust Securities NZ Ltd.
5.240% due 10/19/2007	3,600	3,574

		11,445

Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007	106	106
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $109. Repurchase proceeds are $106.)

U.S. Treasury Bills 0.7%
4.642% due 09/13/2007 (a)(c)	730	722

Total Short-Term Instruments (Cost $20,621)		20,625

Purchased Options (e) 0.1% (Cost $222)		71
Total Investments (b) 99.7% (Cost $114,408)		$113,823
Written Options (f) (0.1%) (Premiums $209)		(76)
Other Assets and Liabilities (Net) 0.4%		465

Net Assets 100.0%		$114,212

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $9,060 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $722 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	33	$(47)
90-Day Euribor December Futures	Long	12/2008	13	(29)
90-Day Euribor June Futures	Long	06/2008	21	(45)
90-Day Euribor March Futures	Long	03/2008	6	(12)
90-Day Euribor September Futures	Long	09/2008	13	(30)
90-Day Eurodollar December Futures	Long	12/2007	213	(202)
90-Day Eurodollar December Futures	Long	12/2008	67	(27)
90-Day Eurodollar June Futures	Long	06/2008	342	(355)
90-Day Eurodollar March Futures	Long	03/2008	347	(383)
90-Day Eurodollar March Futures	Long	03/2009	3	(5)
90-Day Eurodollar September Futures	Long	09/2008	46	(13)
90-Day Euroyen December Futures	Long	12/2007	18	(2)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	119	87
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	8	(17)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	50	(73)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	9	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	43	(66)

				$(1,242)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	8,000	$0
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008		$1,000	(3)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009		1,000	(1)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009		1,000	0
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		200	1
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009		1,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		100	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		100	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		900	17
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011		400	5
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009		1,000	0

							$18

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	300	$0
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	600	3
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		400	3
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		200	4
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		200	3
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	700	14
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		300	(2)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(8)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	(2)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	800	(8)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		500	(7)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		500	(5)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		800	70
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		300	(3)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(53)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		500	(7)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	50,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		340,000	(2)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		70,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		20,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		440,000	(6)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	1,700	(1)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$1,700	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		6,100	2
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,600	(12)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,800	(22)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		500	(3)

							$(52)

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.250	09/17/2007	49	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$6,000	$28	$12
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	3
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	4	2
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	10,000	26	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	6,000	14	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	8,900	44	14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	10,900	64	13
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	8,000	29	27

							$222	$71

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD- LIBOR	Receive	4.950%	09/26/2008	$3,000	$33	$15
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	3
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	400	3	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	1,200	13	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,000	12	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	4,000	48	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,600	35	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	2,000	25	7
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	2,700	28	27

							$209	$76

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/01/2037	$1,000	$971	$965

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	522	07/2007	$3	$0	$3
Buy	BRL	3,836	10/2007	84	0	84
Buy		1,774	03/2008	67	0	67
Buy	CAD	302	08/2007	1	0	1
Buy	CLP	35,403	03/2008	0	0	0
Buy	CNY	192	09/2007	1	0	1
Sell		192	09/2007	0	0	0
Buy		4,195	10/2007	10	0	10
Sell		4,195	10/2007	0	(1)	(1)
Buy		1,139	11/2007	1	0	1
Sell		1,139	11/2007	0	0	0
Buy		1,137	01/2008	0	(1)	(1)
Sell		1,137	01/2008	0	0	0
Buy	EUR	441	07/2007	6	0	6
Sell	GBP	488	08/2007	0	(5)	(5)
Buy	INR	229	11/2007	0	0	0
Sell		229	11/2007	0	0	0
Buy		3,813	05/2008	2	0	2
Sell		3,813	05/2008	1	0	1
Sell	JPY	12,252	07/2007	2	0	2
Buy	KRW	697,723	07/2007	4	0	4
Buy		232,099	08/2007	0	0	0
Buy		136,282	09/2007	1	0	1
Sell		51,414	09/2007	0	(1)	(1)
Buy	MXN	1,542	09/2007	2	0	2
Buy		3,614	03/2008	4	0	4
Buy	MYR	715	05/2008	0	(2)	(2)
Buy	NZD	59	07/2007	1	0	1
Buy	PHP	1,935	05/2008	0	(1)	(1)
Buy	PLN	1,097	09/2007	8	0	8
Buy	RUB	3,832	09/2007	2	0	2
Buy		1,390	11/2007	1	0	1
Buy		9,096	12/2007	8	0	8
Buy		7,546	01/2008	1	0	1
Buy	SEK	756	09/2007	1	0	1
Buy	SGD	564	07/2007	0	(3)	(3)
Sell		326	07/2007	0	(1)	(1)
Buy		1,121	08/2007	1	(10)	(9)
Buy		87	09/2007	0	0	0
Buy		539	10/2007	2	0	2
Buy	ZAR	18	09/2007	0	0	0
Buy		37	03/2008	0	0	0

				$214	$(25)	$189

See accompanying notes

Schedule of Investments

Moderate Duration Fund

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.2%
Freeport-McMoRan Copper & Gold, Inc.
9.000% due 03/19/2014		$431	$432
SLM Corp.
6.000% due 06/30/2008		3,300	3,283

Total Bank Loan Obligations (Cost $3,715)			3,715

CORPORATE BONDS & NOTES 14.9%
Banking & Finance 12.6%
American Express Bank FSB
5.380% due 06/22/2009		2,740	2,743
ANZ National International Ltd.
5.396% due 08/07/2009		3,200	3,200
Bank of America Corp.
5.366% due 11/06/2009		2,000	2,000
Bank of America N.A.
5.355% due 07/25/2008		6,300	6,304
5.360% due 02/27/2009		4,000	4,003
Bank of Ireland
5.370% due 12/19/2008		4,900	4,906
Citigroup Funding, Inc.
5.350% due 12/08/2008		3,100	3,102
5.360% due 06/26/2009		2,200	2,199
Citigroup Global Markets Holdings, Inc.
5.460% due 03/17/2009		20,700	20,731
Citigroup, Inc.
5.390% due 12/28/2009		2,100	2,102
6.200% due 03/15/2009		110	111
Credit Agricole S.A.
5.360% due 05/28/2009		2,500	2,501
5.410% due 05/28/2010		2,900	2,902
General Electric Capital Corp.
5.390% due 01/05/2009		12,000	12,010
5.410% due 10/06/2010		5,300	5,304
5.428% due 01/20/2010		14,200	14,229
5.430% due 08/15/2011		100	100
6.500% due 12/10/2007		100	100
GMAC LLC
6.000% due 12/15/2011		500	476
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		12,300	12,304
5.410% due 03/30/2009		6,800	6,805
HSBC Finance Corp.
5.415% due 10/21/2009		2,300	2,301
ICICI Bank Ltd.
5.895% due 01/12/2010		4,700	4,711
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008		4,600	4,602
5.445% due 01/23/2009		2,000	2,002
5.460% due 11/16/2009		9,600	9,609
5.500% due 05/25/2010		2,500	2,500
Longpoint Re Ltd.
10.609% due 05/08/2010		1,300	1,300
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008		12,500	12,503
5.440% due 12/04/2009		3,700	3,702
Morgan Stanley
5.446% due 01/15/2010		9,700	9,706
Mystic Re Ltd.
11.660% due 12/05/2008		4,100	4,076
15.360% due 06/07/2011		1,500	1,504
Osiris Capital PLC
10.356% due 01/15/2010		1,600	1,616
Petroleum Export Ltd.
5.265% due 06/15/2011		581	567
Phoenix Quake Ltd.
7.800% due 07/03/2008		700	704
Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008		600	602
Phoenix Quake Wind II Ltd.
8.850% due 07/03/2008		300	285
Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010		500	500
Santander U.S. Debt S.A. Unipersonal
5.370% due 11/20/2008		1,500	1,501
5.420% due 09/19/2008		12,600	12,613
Wachovia Corp.
5.410% due 12/01/2009		6,000	6,007
Westpac Banking Corp.
5.280% due 06/06/2008		2,000	2,000

			193,043

Industrials 2.2%
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009		15,800	15,873
HJ Heinz Co.
6.428% due 12/01/2008		800	808
Pemex Project Funding Master Trust
9.500% due 09/15/2027		600	808
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		1,900	2,097
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	8,063
Time Warner, Inc.
5.590% due 11/13/2009		2,700	2,704
Transocean, Inc.
5.560% due 09/05/2008		3,400	3,403

			33,756

Utilities 0.1%
AT&T, Inc.
5.456% due 02/05/2010		1,700	1,703
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		461	461

			2,164

Total Corporate Bonds & Notes (Cost $228,645)			228,963

MUNICIPAL BONDS & NOTES 0.1%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019		1,500	1,548

Total Municipal Bonds & Notes (Cost $1,493)			1,548

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008		4,000	3,977

Total Commodity Index-Linked Notes (Cost $4,000)			3,977

U.S. GOVERNMENT AGENCIES 59.9%
Fannie Mae
4.833% due 06/01/2035		15,068	14,932
5.000% due 12/01/2013 - 03/01/2036		480,212	464,635
5.500% due 03/01/2016 - 02/01/2035		281,813	273,350
5.659% due 01/01/2027		114	115
5.720% due 11/25/2032		11	11
6.000% due 09/25/2016 - 08/01/2036		8,968	8,986
6.130% due 10/01/2008		149	149
6.325% due 04/01/2008		275	276
6.500% due 01/01/2013 - 06/25/2044		14,214	13,709
7.000% due 05/01/2012 - 05/01/2032		279	288
7.500% due 03/01/2015 - 07/25/2041		398	415
8.000% due 09/01/2008 - 08/01/2031		109	114
12.000% due 05/01/2016		3	3
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023		295	297
Freddie Mac
4.000% due 05/01/2019		144	134
4.500% due 05/01/2018 - 05/01/2034		1,020	968
5.000% due 04/15/2016 - 09/01/2035		14,354	14,059
5.470% due 07/15/2019 - 10/15/2020		55,700	55,652
5.500% due 06/01/2017 - 10/01/2034		2,264	2,212
5.550% due 07/15/2037		19,300	19,299
6.000% due 09/01/2013 - 07/01/2037		4,243	4,220
6.500% due 07/25/2043		6	6
7.000% due 04/01/2032		42	43
7.500% due 05/01/2015		2	2
8.000% due 01/01/2012		8	8
8.500% due 04/15/2025		352	352
Ginnie Mae
5.000% due 09/15/2017 - 12/15/2017		158	154
5.125% due 12/20/2017 - 11/20/2025		38	39
5.500% due 01/15/2017 - 09/20/2034		13,467	12,645
5.770% due 10/16/2030		49	49
5.920% due 02/16/2030		784	795
5.970% due 02/16/2030		543	551
6.000% due 07/20/2015 - 08/20/2034		174	173
6.125% due 11/20/2017		38	39
6.375% due 03/20/2020 - 03/20/2028		381	385
6.500% due 01/20/2034 - 08/20/2034		134	136
7.000% due 07/15/2031 - 12/15/2032		124	129
7.500% due 03/15/2008 - 01/15/2031		597	618
8.000% due 04/15/2017 - 11/15/2022		1,385	1,455
8.500% due 02/15/2008		4	4
9.000% due 06/15/2009 - 10/15/2017		54	55
9.500% due 08/15/2021 - 12/15/2021		20	22
Housing Urban Development
5.070% due 08/01/2015		2,000	1,937
5.290% due 08/01/2017		5,000	4,847
Small Business Administration
4.340% due 03/01/2024		75	70
4.504% due 02/10/2014		68	65
4.750% due 07/01/2025		18,430	17,496
5.130% due 09/01/2023		19	19
6.090% due 07/01/2011		87	88
6.640% due 02/01/2011		2,647	2,694
7.449% due 08/01/2010		1,143	1,159

Total U.S. Government Agencies (Cost $947,561)			919,859

U.S. TREASURY OBLIGATIONS 0.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026		312	283

Total U.S. Treasury Obligations (Cost $313)			283

MORTGAGE-BACKED SECURITIES 2.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,546	2,494
Banc of America Funding Corp.
4.113% due 05/25/2035		3,728	3,651
Bear Stearns Adjustable Rate Mortgage Trust
5.329% due 02/25/2033		317	321
5.626% due 02/25/2033		304	302
Bear Stearns Alt-A Trust
5.377% due 05/25/2035		5,157	5,135
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		3	3
Countrywide Home Loan Mortgage Pass-Through Trust
5.590% due 05/25/2034		1	1
5.610% due 04/25/2035		502	504
CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032		122	122
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		9,700	9,711
Indymac ARM Trust
6.678% due 01/25/2032		121	121
Prime Mortgage Trust
5.720% due 02/25/2019		182	182
5.720% due 02/25/2034		823	826
Structured Asset Securities Corp.
6.063% due 02/25/2032		44	44
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		2,896	2,896
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020		4,500	4,501
Washington Mutual, Inc.
4.816% due 10/25/2032		3	3
5.094% due 10/25/2032		287	286
5.474% due 02/27/2034		9	9
5.610% due 10/25/2045		1,213	1,216
6.229% due 11/25/2042		625	625
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		5,774	5,697

Total Mortgage-Backed Securities (Cost $38,803)			38,650

ASSET-BACKED SECURITIES 0.8%
Asset-Backed Funding Certificates
5.380% due 01/25/2037		2,487	2,488
Brazos Student Finance Corp.
5.770% due 06/01/2023		915	919
First USA Credit Card Master Trust
5.480% due 04/18/2011		6,800	6,818
Fremont Home Loan Owner Trust
6.110% due 12/25/2029		270	270
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		1,771	1,772
Long Beach Mortgage Loan Trust
5.600% due 10/25/2034		343	344

Total Asset-Backed Securities (Cost $12,597)			12,611

SOVEREIGN ISSUES 0.5%
Hydro Quebec
5.398% due 09/29/2049		5,000	4,724

	Shares
Mexico Government International Bond Rights
0.000% due 06/30/2007		22,000,000	163

	Principal Amount (000s)
Peru Government International Bond
9.125% due 01/15/2008		$2,545	2,583

Total Sovereign Issues (Cost $7,147)			7,470

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	8,527
JSG Holding PLC
6.718% due 11/29/2014		108	148
6.835% due 11/29/2014		396	542
6.862% due 11/29/2014		122	168
6.898% due 11/29/2014		211	289
6.944% due 11/29/2014		163	223
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	800	825
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	1,633

Total Foreign Currency-Denominated Issues (Cost $9,464)			12,355

		Shares
PREFERRED STOCKS 0.6%
DG Funding Trust
7.600% due 12/31/2049		912	9,502

Total Preferred Stocks (Cost $9,440)			9,502

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.9%
Certificates of Deposit 6.2%
BNP Paribas
5.262% due 05/28/2008		$2,600	2,601
5.262% due 07/03/2008		13,600	13,597
Calyon Financial, Inc.
5.340% due 01/16/2009		4,800	4,801
Fortis Bank NY
5.265% due 04/28/2008		6,400	6,403
5.265% due 06/30/2008		2,600	2,601
Nordea Bank Finland PLC
5.308% due 05/28/2008		2,500	2,502
Royal Bank of Canada
5.267% due 06/30/2008		6,700	6,706
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		9,300	9,300
5.265% due 03/26/2008		6,600	6,600
Skandinav Enskilda BK
5.350% due 02/13/2009		4,490	4,494
Societe Generale NY
5.270% due 03/26/2008		6,600	6,600
5.271% due 06/30/2008		12,600	12,605
Unicredito Italiano NY
5.358% due 05/06/2008		16,200	16,204

			95,014

Commercial Paper 11.1%
Cox Communications, Inc.
5.570% due 09/17/2007		2,600	2,600
Dexia Delaware LLC
5.245% due 09/21/2007		72,400	71,493
Freddie Mac
4.800% due 07/02/2007		31,000	31,000
Svenska Handelsbanken, Inc.
5.203% due 10/09/2007		42,600	42,292
UBS Finance Delaware LLC
5.145% due 10/23/2007		15,000	14,936
Westpac Banking Corp.
5.170% due 11/05/2007		8,200	8,068

			170,389

Tri-Party Repurchase Agreements 0.5%
State Street Bank and Trust Co.
4.900% due 07/02/2007		8,110	8,110
(Dated 06/29/2007. Collateralized by Freddie Mac 5.000% due 06/11/2009 valued at $8,275. Repurchase proceeds are $8,113.)

U.S. Treasury Bills 1.1%
4.625% due 08/30/2007 - 09/13/2007 (a)(c)(e)		16,800	16,639

Total Short-Term Instruments (Cost $290,176)			290,152

Purchased Options (g) 0.1% (Cost $4,533)			1,822
Total Investments (d) 99.6% (Cost $1,557,887)			$1,530,907
Written Options (h) (0.1%) (Premiums $3,858)			(1,189)
Other Assets and Liabilities (Net) 0.5%			7,334

Net Assets 100.0%			$1,537,052

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $742 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $87,764 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $15,651 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	555	$(790)
90-Day Euribor December Futures	Long	12/2008	219	(491)
90-Day Euribor June Futures	Long	06/2008	357	(771)
90-Day Euribor March Futures	Long	03/2008	101	(200)
90-Day Euribor September Futures	Long	09/2008	219	(504)
90-Day Eurodollar December Futures	Long	12/2007	2,638	(2,412)
90-Day Eurodollar December Futures	Long	12/2008	253	36
90-Day Eurodollar March Futures	Long	03/2008	5,348	(5,748)
90-Day Eurodollar March Futures	Long	03/2009	31	(45)
90-Day Eurodollar September Futures	Long	09/2008	213	23
90-Day Euroyen December Futures	Long	12/2007	260	(28)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	1,000	1,356
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	126	(268)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	631	(917)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	42	(56)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	138	(297)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	523	(808)

				$(11,920)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	$4,000	$35
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	4,000	27
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	900	(1)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	1,000	109
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	2,200	10
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009	2,000	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	700	16
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	1,800	(1)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	1,100	0
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	3,000	19
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	400	0
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	3,400	(7)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	5,700	75

						$282

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	4,600	$(2)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	7,400	43
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,900	13
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		4,800	32
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		2,900	59
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		3,200	58
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	500	(5)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,100	61
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		8,200	165
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		4,500	(32)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		1,100	(10)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		3,500	(32)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		2,500	(26)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		900	(8)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		700	(7)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,400	23
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	11,400	(112)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		6,300	(91)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,300	(31)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		6,800	(69)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		9,700	981
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		8,200	(125)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		4,100	(273)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		5,800	(85)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	590,000	(13)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,590,000	(24)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		960,000	(14)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		330,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		5,610,000	(81)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	21,300	(18)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$25,000	(27)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		74,700	32
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		19,800	(150)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		36,500	(288)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		6,800	(44)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		3,000	48

							$(53)

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.250	09/17/2007	660	$6	$0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	824	8	0

				$14	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	15,000	$69	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$18,000	79	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		97,000	460	191
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		69,000	383	85
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		14,100	50	28
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		51,000	211	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		80,000	208	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		72,000	163	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		110,000	140	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		131,000	650	210
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		186,900	1,092	231
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		117,900	423	399

								$3,928	$1,145

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$1,000	$43	$77
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	1,000	44	25
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	45	71
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	39	27
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	68
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	28
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	4,000	168	268
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	4,000	168	113

					$591	$677

(h) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	6,000	$72	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		$42,000	462	212
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		30,000	366	92
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		6,100	52	31
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		17,700	191	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		21,900	229	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		12,000	139	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		21,000	140	1
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		6,000	68	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		57,000	684	204
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		43,700	582	133
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		38,000	468	130
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		39,300	405	386

								$3,858	$1,189

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	07/01/2037	$16,000	$15,540	$15,433
U.S. Treasury Notes	4.625%	02/15/2017	5,200	5,057	5,131

				$20,597	$20,564

(2)	Market value includes $94 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,865	07/2007	$35	$0	$35
Sell		75	07/2007	0	(1)	(1)
Buy	BRL	38,966	10/2007	681	0	681
Buy		29,098	03/2008	963	0	963
Buy	CAD	3,937	08/2007	16	0	16
Buy	CLP	449,507	03/2008	0	(2)	(2)
Buy	CNY	2,113	09/2007	6	0	6
Sell		2,113	09/2007	0	0	0
Buy		24,621	11/2007	26	0	26
Sell		24,621	11/2007	2	(6)	(4)
Buy		16,396	01/2008	0	(15)	(15)
Sell		16,396	01/2008	1	(2)	(1)
Sell	EUR	5,997	07/2007	0	(78)	(78)
Sell	GBP	6,384	08/2007	0	(67)	(67)
Buy	IDR	10,231,200	05/2008	0	(48)	(48)
Buy	INR	89,681	10/2007	10	(1)	9
Buy		5,393	11/2007	0	(1)	(1)
Buy		302,357	05/2008	69	0	69
Sell	JPY	508,913	07/2007	60	0	60
Buy	KRW	2,208,984	07/2007	16	0	16
Sell		306,016	07/2007	0	(2)	(2)
Buy		2,500,496	08/2007	0	(1)	(1)
Buy		3,744,611	09/2007	23	0	23
Sell		694,393	09/2007	0	(13)	(13)
Buy	MXN	15,058	09/2007	20	0	20
Buy		59,185	03/2008	48	(1)	47
Buy	MYR	7,079	05/2008	0	(47)	(47)
Buy	NZD	783	07/2007	15	0	15
Buy	PHP	166,018	05/2008	0	(46)	(46)
Buy	PLN	14,395	09/2007	96	(1)	95
Buy		2,306	03/2008	10	0	10
Buy	RUB	36,547	09/2007	18	0	18
Buy		48,596	11/2007	49	0	49
Buy		149,588	12/2007	133	0	133
Buy		148,624	01/2008	26	0	26
Buy	SEK	7,624	09/2007	13	0	13
Buy	SGD	7,190	07/2007	0	(31)	(31)
Sell		4,162	07/2007	0	(16)	(16)
Buy		2,828	08/2007	9	(8)	1
Buy		688	09/2007	0	(2)	(2)
Buy		8,096	10/2007	22	(2)	20
Buy	ZAR	504	09/2007	1	0	1
Buy		548	03/2008	0	(1)	(1)

				$2,368	$(392)	$1,976

See accompanying notes

Schedule of Investments

Money Market Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.7%
Banking & Finance 5.7%
American Honda Finance Corp.
5.465% due 10/22/2007	$3,300	$3,302
Bear Stearns Cos., Inc.
5.420% due 01/15/2008	3,200	3,202
CIT Group, Inc.
5.600% due 11/23/2007	2,500	2,503
Lehman Brothers Holdings, Inc.
5.385% due 07/19/2007	3,400	3,400
Morgan Stanley
5.482% due 11/09/2007	3,500	3,502
Wachovia Bank N.A.
5.310% due 11/30/2007	3,000	3,000
World Savings Bank FSB
5.360% due 10/19/2007	1,200	1,200

		20,109

Total Corporate Bonds & Notes (Cost $20,109)		20,109

SHORT-TERM INSTRUMENTS 95.2%
Certificates of Deposit 10.8%
Barclays Bank PLC
5.281% due 03/17/2008	3,400	3,400
BNP Paribas
5.262% due 04/03/2008	6,900	6,898
Dexia Credit Local S.A.
5.278% due 01/25/2008	13,000	13,000
Royal Bank of Canada
5.265% due 04/16/2008	3,500	3,499
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	3,500	3,499
Skandinav Enskilda BK
5.272% due 08/21/2008	4,700	4,700
Societe Generale NY
5.265% due 09/21/2007	3,200	3,200

		38,196

Commercial Paper 84.3%
ANZ National International Ltd.
5.165% due 09/19/2007	6,400	6,340
Bank of America Corp.
5.245% due 10/04/2007	14,500	14,329
Bank of Ireland
5.230% due 11/08/2007	14,400	14,383
CBA (de) Finance
5.255% due 09/28/2007	14,600	14,496
Danske Corp.
5.165% due 10/12/2007	2,800	2,759
Dexia Delaware LLC
5.225% due 09/21/2007	12,900	12,840
DnB NORBank ASA
5.170% due 10/12/2007	11,700	11,529
Eksportfinans A/S
5.290% due 07/02/2007	14,400	14,400
Export Development Corp.
5.190% due 12/27/2007	9,500	9,256
Fannie Mae
5.100% due 07/18/2007	22,000	21,950
Freddie Mac
5.050% due 08/20/2007	6,000	5,959
5.065% due 01/11/2008	12,500	12,161
General Electric Capital Corp.
5.155% due 02/29/2008	10,000	9,653
5.200% due 11/06/2007	8,000	7,968
HBOS Treasury Services PLC
5.155% due 11/13/2007	9,100	8,925
Intesa Funding LLC
5.265% due 09/05/2007	10,000	9,988
Natixis S.A.
5.260% due 09/21/2007	15,000	14,947
Nordea N.A., Inc.
5.170% due 07/26/2007	14,300	14,281
Rabobank USA Financial Corp.
5.330% due 07/26/2007	3,300	3,300
Societe Generale NY
5.225% due 11/26/2007	7,000	6,978
Statens Bostadsfin Bank
5.190% due 09/14/2007	14,200	14,108
Svenska Handelsbanken, Inc.
5.205% due 10/09/2007	5,000	4,972
5.225% due 08/06/2007	7,200	7,169
TotalFinaElf Capital S.A.
5.340% due 07/02/2007	17,100	17,100
Toyota Motor Credit Corp.
5.170% due 09/14/2007	14,200	14,049
5.220% due 09/14/2007	3,400	3,398
UBS Finance Delaware LLC
5.270% due 10/23/2007	9,800	9,789
Unicredito Italiano SpA
5.125% due 01/22/2008	11,000	10,681
Westpac Trust Securities NZ Ltd.
5.210% due 10/19/2007	2,000	1,968

		299,676

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007	521	521
(Dated 06/29/2007. Collateralized by Fannie Mae 4.250% due 05/15/2009 valued at $533. Repurchase proceeds are $521.)

Total Short-Term Instruments (Cost $338,393)		338,393

Total Investments 100.9% (Cost $358,502)		$358,502
Other Assets and Liabilities (Net) (0.9%)		(3,143)

Net Assets 100.0%		$355,359

See accompanying notes

Schedule of Investments

Municipal Bond Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 98.4%
Alabama 1.3%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,418
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,461

		5,879

Alaska 0.5%
Alaska State Housing Finance Corporations Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	545
Anchorage, Alaska General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,558

		2,103

Arizona 1.3%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	2,000	1,997
Arizona State Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	3,000	3,183
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000
5.875% due 06/01/2016	15	15
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Sector 8 Insured), Series 1998
5.375% due 06/01/2010	855	881

		6,076

Arkansas 0.4%
Jefferson County, Arkansas Pollution Revenue Bonds, Series 2006
4.600% due 10/01/2017	2,000	1,995

California 18.3%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	1,004
Bakersfield, California Certificates of Participation Bonds, Series 1991
0.000% due 04/15/2021	5,000	2,683
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,638
California State General Obligation Bonds, Series 2004
3.760% due 05/01/2034	800	800
California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	5,000	4,691
California Statewide Communities Development Authority Revenue Bonds, (California Mortgage Insured), Series 2001
5.000% due 10/01/2018	1,500	1,538
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	651
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MAIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,515
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	421
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	39,370	42,867
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2007
5.125% due 06/01/2047	2,000	1,942
Hacienda La Puente, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2022	1,480	1,582
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	923
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	5,850	5,854
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
4.750% due 07/01/2039	5,235	5,226
Metropolitan Water District of Southern California State Revenue Bonds, Series 2006
4.750% due 07/01/2036	3,000	3,009
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,060
0.000% due 08/01/2016	1,400	949
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	944
4.800% due 09/01/2017	875	880
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	421
San Ramon Valley, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,466
South Tahoe, California Joint Powers Financing Authority Revenue Notes, Series 2003
5.125% due 10/01/2009	1,000	1,002

		85,066

Colorado 0.6%
Black Hawk, Colorado Revenue Bonds, Series 2006
5.000% due 12/01/2021	200	201
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,021
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000
5.700% due 10/01/2022	40	40
Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	30	30
6.750% due 04/01/2015	45	46
Denver, Colorado Health & Hospital Authority Revenue Bonds, Series 1998
5.000% due 12/01/2009	1,390	1,426

		2,764

Connecticut 1.4%
Connecticut State General Obligation Notes, Series 2001
5.500% due 06/15/2010	5,000	5,737
Hartford, Connecticut General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2013	500	527

		6,264

Florida 1.3%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	4,370	4,370
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	314
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
9.894% due 10/01/2015	500	499
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	923

		6,106

Georgia 0.8%
Atlanta, Georgia Metropolitan Rapid Transit Authority Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2014	2,050	2,171
Georgia State Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,307
Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	211

		3,689

Hawaii 1.4%
Hawaii State Housing Financial & Development Corporations Revenue Bonds, (FNMA Insured), Series 1998
4.850% due 07/01/2029	35	35
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,019
Honolulu, Hawaii City & County General Obligation Notes, (MBIA Insured), Series 2005
5.000% due 07/01/2014	5,000	5,284

		6,338

Illinois 4.5%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	544
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	308
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,165
Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,070
Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,234
Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,699
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	106
0.000% due 12/01/2014	255	182
0.000% due 12/01/2015	1,885	1,280
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	103
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	275	275
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	796
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	697
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,413
Lake County, Illinois Community High School District No.127-Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,540
Lake County, Illinois Community High School District No.127-Grayslake General Obligation Notes, (FGIC Insured), Series 2002
9.000% due 02/01/2009	650	701
9.000% due 02/01/2011	690	802
9.000% due 02/01/2012	1,065	1,280
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	903
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	1,941

		21,039

Indiana 3.3%
Brownsburg, Indiana 1999 School Building Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,475
Danville, Indiana Multi-School Building Corporation Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
4.250% due 07/15/2011	290	293
4.400% due 01/15/2012	170	172
4.500% due 01/15/2013	190	193
4.650% due 01/15/2014	210	214
4.750% due 07/15/2009	200	203
4.750% due 01/15/2015	235	240
4.850% due 01/15/2016	295	302
5.000% due 07/15/2010	180	184
Hamilton, Indiana Southeastern Consolidated School Building Revenue Notes, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	776
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,638
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	5,300	5,455
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,107
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,210
South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	418
5.200% due 02/01/2012	230	239
5.500% due 02/01/2015	180	189
Tri-Creek School Building Corp., Indiana Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	950

		15,258

Kansas 0.1%
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	585

Kentucky 0.2%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	680	739

Louisiana 2.8%
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 04/01/2019 (c)	5,000	5,155
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	140	144
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	2,129
5.875% due 05/15/2039 (c)	5,000	5,323
6.763% due 05/15/2039	285	319

		13,070

Maryland 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	4,000	4,009

Massachusetts 2.0%
Commonwealth of Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	5,090	4,944
Commonwealth of Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
5.594% due 01/01/2017	1,000	1,057
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	1,000
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.800% due 11/01/2008	90	91
Massachusetts State Development Finance Agency Revenue Notes, (ACA Insured), Series 1999
4.600% due 03/01/2009	170	171
Massachusetts State Development Finance Agency Revenue Notes, Series 1998
4.700% due 11/01/2007	210	210
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	541
Massachusetts State School Building Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 08/15/2014	1,280	1,353

		9,367

Michigan 1.8%
Lake Fenton, Michigan Community Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,836
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,328
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	53
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,054
Rochester, Michigan Community School District General Obligation Notes, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,044

		8,315

Minnesota 1.1%
Rochester, Minnesota Revenue Bonds, Series 2006
5.000% due 11/15/2036	5,000	5,046

Missouri 3.1%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	504
Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,003
Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,055
5.000% due 11/01/2015	540	550
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	368
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	555	571
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	8,200	8,236
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	1,257

		14,544

Nevada 1.4%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/15/2014	5,180	5,469
Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	1,000	1,062

		6,531

New Hampshire 0.1%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
3.740% due 06/01/2041	400	400

New Jersey 7.3%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2009	550	556
5.250% due 02/15/2010	570	581
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,254
5.600% due 01/01/2012	1,000	1,004
6.000% due 11/01/2028	3,500	3,529
6.375% due 04/01/2018	1,500	1,701
6.375% due 04/01/2031	10,000	11,342
6.500% due 04/01/2031	2,115	2,458
6.800% due 04/01/2018	710	802
New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,737
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	545
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,709
6.375% due 06/01/2032	1,000	1,115
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (MBIA Insured), Series 2004
5.500% due 12/15/2015	1,500	1,647

		33,980

New York 8.3%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	3,000	2,990
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,113
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	1,150	1,211
New York City, New York General Obligation Bonds, Series 2004
5.000% due 08/01/2015	2,000	2,096
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	4,000	4,153
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	3,500	3,443
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,487
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	820	855
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,738
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,105
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	3,560	3,794
New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2025	2,475	2,577
New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,139

		38,701

North Carolina 1.0%
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	570
North Carolina State Eastern Municipal Power Agency Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,015
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.000% due 11/01/2039	3,000	3,033

		4,618

Ohio 1.9%
Ohio State General Obligation Bonds, Series 2003
5.000% due 03/15/2014	5,255	5,541
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,166
5.375% due 12/01/2021	1,750	1,855

		8,562

Oklahoma 1.0%
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,285
Oklahoma State Housing Finance Agency Single-Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	985	226

		4,511

Pennsylvania 0.4%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	771
Delaware County, Pennsylvania Authority Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	101
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	733

		1,605

Puerto Rico 0.5%
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,500	1,519
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	159
Puerto Rico Children’s Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	750	788

		2,466

Rhode Island 1.9%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,437
6.250% due 06/01/2042	6,025	6,537

		8,974

South Carolina 1.0%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,523
South Carolina State General Obligation Notes, Series 2005
5.000% due 08/01/2014	1,065	1,131
South Carolina State Medical University Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,044

		4,698

Tennessee 2.4%
Memphis, Tennessee General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 10/01/2018	2,000	2,183
Nashville & Davidson Counties, Tennessee Metropolitan Government Health & Educational Revenue Notes, (RADIAN Insured), Series 1998
4.450% due 08/01/2007	1,000	1,000
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,037
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,109
Sullivan County, Tennessee Industrial Development Board Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	665	674
Tennessee State Energy Acquisition Corp Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,145

		11,148

Texas 13.8%
Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	994
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,953
Bexar County, Texas Housing Finance Corporations Multi-Family Revenue Bonds, Series 2001
4.875% due 06/15/2011	525	539
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	989
Brazos River, Texas Authority Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,581
Denton, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,353
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,445
Harris County, Texas General Obligation Bonds, (MBIA-IBC Insured), Series 1997
5.100% due 08/15/2015	250	250
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
5.950% due 07/01/2025	2,500	2,515
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,066
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	363
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	8,640	6,208
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,056
Lower Colorado River, Texas Authority Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	8,000	8,034
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	10
Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
7.262% due 04/01/2024	1,255	1,323
North Texas State Health Facilities Development Corporations Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,071
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	256
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,820
Red River, Texas Education Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	787
Rio Grande, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	1,928
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,017
San Antonio, Texas Electricity & Gas Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,062
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	233
Spring Branch, Texas Independent School District General Obligation Bonds, (FSA PSF-GTD Insured), Series 2007
4.500% due 02/01/2026	10,000	9,598
Texas State General Obligation Bonds, Series 2007
4.750% due 04/01/2034	10,000	9,939
Texas State Leander Independent School District General Obligation Bonds, (FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	537
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,498
University of Texas Revenue Notes, Series 2004
5.250% due 08/15/2012	1,000	1,056
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	493

		63,974

Utah 1.7%
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,586
0.000% due 06/15/2029	10,000	3,354

		7,940

Virgin Islands 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,647

Virginia 1.3%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,028
Virginia State Public Building Authority Revenue Notes, Series 2005
5.000% due 08/01/2014	4,790	5,067

		6,095

Washington 3.1%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	1,956
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,439
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,492
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,445
Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,271

		14,603

West Virginia 0.6%
Berkeley Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,983

Wisconsin 3.2%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,484
5.000% due 10/01/2019	1,040	1,087
South Milwaukee, Wisconsin School District General Obligation Notes, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	382
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	103
5.000% due 06/01/2019	100	103
5.000% due 06/01/2020	100	103
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	104
5.100% due 06/01/2023	100	103
5.250% due 06/01/2016	50	53
5.250% due 06/01/2017	50	53
Wisconsin State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 05/01/2020	3,000	3,157
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
5.350% due 11/01/2022	4,725	4,859
Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,905	1,942
4.700% due 11/01/2012	1,225	1,255

		14,892

Total Municipal Bonds & Notes (Cost $453,148)		456,580

SHORT-TERM INSTRUMENTS 1.0%
Repurchase Agreements 0.9%
State Street Bank and Trust Co.
4.900% due 07/02/2007	4,058	4,058

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $4,143. Repurchase proceeds are $4,060.)

U.S. Treasury Bills 0.1%
4.545% due 09/13/2007 (a)(d)	470	465

Total Short-Term Instruments (Cost $4,524)		4,523

Total Investments 99.4% (Cost $457,672)		$461,103
Other Assets and Liabilities (Net) 0.6%		2,990

Net Assets 100.0%		$464,093

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Coupon represents a weighted average rate.

(b) Security becomes interest bearing at a future date.

(c) Residual Interest Bonds held in trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(d) Securities with an aggregate market value of $465 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note September Futures	Long	09/2007	100	$(48)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	457	124

				$76

(e) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$4,060

(f) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corporations Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,501	$1,498	0.32%

See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 75.8%
Alabama 1.0%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	$750	$695

Arkansas 0.4%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 11/01/2034	250	257

California 2.6%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	302
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	506
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	1,001

		1,809

Illinois 0.7%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	514

Indiana 0.7%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	457

New York 62.3%
Amherst, New York General Obligation Notes, (FGIC Insured), Series 1999
5.500% due 12/01/2008	150	153
Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,102
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	524
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	101
Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,091
Jay Street Development Corp., New York Revenue Bonds, Series 2005
3.750% due 05/01/2022	1,155	1,155
Liberty, New York Development Corporations Revenue Bonds, Series 2005
5.250% due 10/01/2035	525	569
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	500	498
New York City, New York General Obligation Bonds, (MBIA Insured), Series 1994
3.850% due 08/01/2013	1,000	1,000
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	526
New York City, New York General Obligation Bonds, Series 1993
3.690% due 08/01/2017	1,000	1,000
New York City, New York General Obligation Bonds, Series 1997
5.250% due 08/01/2021	100	101
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,038
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	267
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	258
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	515
5.000% due 01/01/2046	1,500	1,542
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	1,400	1,377
New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	257
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	261
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	527
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
3.760% due 11/01/2022	1,000	1,000
5.000% due 08/01/2024	525	541
5.250% due 02/01/2029	500	520
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	631
New York City, New York Transitional Finance Authority Revenue Notes, Series 2003
5.000% due 08/01/2010	395	408
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	274
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.490% due 08/15/2022	250	255
New York State Dormitory Authority Revenue Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2030	750	773
New York State Dormitory Authority Revenue Bonds, Series 1997
3.720% due 07/01/2012	265	265
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	159
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	432
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	773
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,066
5.000% due 07/01/2026	500	501
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,045
5.000% due 02/15/2037	1,000	1,024
New York State Dormitory Authority Revenue Notes, (FGIC FHA 242 Insured), Series 2005
5.000% due 02/01/2013	965	1,008
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	151
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	471
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	260
New York State Dormitory Authority Revenue Notes, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 10/01/2012	500	524
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	882
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,755
New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
4.550% due 05/01/2012	500	497
5.000% due 06/15/2014	400	418
New York State Environmental Facilities Corporations Revenue Notes, Series 2002
5.000% due 06/15/2012	500	524
New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,031
New York State Local Government Assistance Corporations Revenue Bonds, (FGIC Insured), Series 2003
3.660% due 04/01/2021	500	500
New York State Local Government Assistance Corporations Revenue Bonds, (General Obligations Insured), Series 1993
6.000% due 04/01/2014	320	351
New York State Local Government Assistance Corporations Revenue Bonds, (MBIA Insured), Series 1997
5.125% due 04/01/2013	150	153
New York State Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,024
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	479
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	525
New York State Sales Tax Asset Receivables Corporations Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,068
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2010	250	258
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	528
5.000% due 04/01/2015	500	531
New York State Thruway Authority Highway & Bridge Trust Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	523
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2030	1,000	1,012
New York State Triborough Bridge & Tunnel Authority Revenue Notes, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	518
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	784
New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	523
New York State Urban Development Corporations Revenue Notes, Series 2003
5.000% due 03/15/2011	495	513
Niagara County, New York Industrial Development Agency Revenue Bonds, (GMNA Insured), Series 2006
5.000% due 07/20/2038	500	489
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	527
Schenectady, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2016	500	538
Spencerport, New York Central School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2002
5.000% due 06/15/2019	250	260
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	529

		42,889

Puerto Rico 6.2%
Commonwealth of Puerto Rico General Obligation Bonds, (Assured Guarantee Insured), Series 2006
5.231% due 07/01/2020	1,000	987
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	254
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	1,000	1,013
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	216
Commonwealth of Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2002
5.750% due 07/01/2041	1,000	1,080
Commonwealth of Puerto Rico Public Finance Corporations Revenue Bonds, Series 2004
5.750% due 08/01/2027	550	580
Puerto Rico Children's Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	106

		4,236

Texas 1.5%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	539
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2005
4.750% due 11/15/2030	400	401
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	125

		1,065

Virgin Islands 0.4%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	274

Total Municipal Bonds & Notes (Cost $52,660)		52,196

SHORT-TERM INSTRUMENTS 17.7%
Repurchase Agreements 17.6%
State Street Bank and Trust Co.
4.900% due 07/02/2007	12,124	12,124

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $12,369. Repurchase proceeds are $12,129.)

U.S. Treasury Bills 0.1%
4.605% due 09/13/2007 (a)	50	49

Total Short-Term Instruments (Cost $12,173)		12,173

Total Investments 93.5% (Cost $64,833)		$64,369
Other Assets and Liabilities (Net) 6.5%		4,457

Net Assets 100.0%		$68,826

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities with an aggregate market value of $49 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	10	$11

See accompanying notes

Schedule of Investments

Real Return Asset Fund

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 1.4%
Georgia-Pacific Corp.
7.110% due 12/20/2012		$1,975	$1,982
OAO Rosneft Oil Co.
6.000% due 09/16/2007		22,200	22,231
Shackleton Re Ltd.
12.875% due 08/01/2008		3,000	3,015
13.375% due 08/01/2008		1,500	1,511
SLM Corp.
6.000% due 06/30/2008		2,000	1,990

Total Bank Loan Obligations (Cost $30,628)			30,729

CORPORATE BONDS & NOTES 5.1%
Banking & Finance 3.6%
Atlantic & Western Re Ltd.
11.599% due 01/09/2009		1,900	1,918
Bank of America N.A.
5.360% due 02/27/2009		7,200	7,205
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	976
Calabash Re II Ltd.
13.760% due 01/08/2010		700	706
14.960% due 01/08/2010		400	418
16.260% due 01/08/2010		300	312
Citigroup Funding, Inc.
5.320% due 04/23/2009		7,300	7,303
Citigroup, Inc.
5.390% due 12/28/2009		8,400	8,407
5.395% due 01/30/2009		1,700	1,701
East Lane Re Ltd.
12.355% due 05/06/2011		400	402
Export-Import Bank of Korea
5.570% due 10/04/2011		4,500	4,505
Ford Motor Credit Co.
7.875% due 06/15/2010		7,500	7,503
Foundation Re II Ltd.
12.110% due 11/26/2010		2,000	2,008
General Electric Capital Corp.
5.400% due 12/12/2008		1,500	1,502
General Motors Acceptance Corp.
6.875% due 09/15/2011		1,600	1,575
6.875% due 08/28/2012		2,500	2,446
GMAC LLC
6.610% due 05/15/2009		1,000	1,001
Longpoint Re Ltd.
10.609% due 05/08/2010		1,400	1,400
Mirage Resorts, Inc.
6.750% due 02/01/2008		1,000	1,006
Mystic Re Ltd.
14.360% due 12/05/2008		1,500	1,485
Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008		1,750	1,756
Rabobank Nederland
5.376% due 01/15/2009		1,400	1,401
Redwood Capital IX Ltd.
7.750% due 01/09/2008		900	904
11.610% due 01/09/2008		400	404
Shackleton Re Ltd.
13.355% due 02/07/2008		3,000	3,044
SLM Corp.
5.565% due 07/25/2008		600	596
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	99
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		5,100	5,103
Vita Capital II Ltd.
6.249% due 01/01/2010		400	400
Vita Capital III Ltd.
6.469% due 01/01/2012		1,600	1,603
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		4,200	4,209
Wachovia Bank N.A.
5.430% due 12/02/2010		5,200	5,204

			78,502

Industrials 0.6%
C8 Capital SPV Ltd.
6.640% due 12/31/2049		900	887
Caesars Entertainment, Inc.
8.875% due 09/15/2008		1,600	1,648
CSC Holdings, Inc.
7.875% due 12/15/2007		1,600	1,614
EchoStar DBS Corp.
5.750% due 10/01/2008		1,300	1,300
6.375% due 10/01/2011		2,000	1,965
Mandalay Resort Group
10.250% due 08/01/2007		2,900	2,911
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009		1,500	1,534
Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	123
9.500% due 09/15/2027		500	673
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		400	403

			13,058

Utilities 0.9%
America Movil SAB de C.V.
5.460% due 06/27/2008		10,000	10,002
BellSouth Corp.
4.240% due 04/26/2008		2,400	2,379
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	102
CMS Energy Corp.
7.500% due 01/15/2009		1,000	1,030
Embarq Corp.
7.082% due 06/01/2016		800	806
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		2,500	2,512
SEMCO Energy, Inc.
7.125% due 05/15/2008		1,345	1,357

			18,188

Total Corporate Bonds & Notes (Cost $108,910)			109,748

CONVERTIBLE BONDS & NOTES 0.3%
Chesapeake Energy Corp.
2.500% due 05/15/2037		6,025	6,176

Total Convertible Bonds & Notes (Cost $6,126)			6,176

MUNICIPAL BONDS & NOTES 0.1%
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.224% due 01/01/2014		200	203
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	532
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013		200	197

Total Municipal Bonds & Notes (Cost $836)			932

COMMODITY INDEX-LINKED NOTES 0.9%
AIG-Fp Matched Funding Corp.
0.000% due 07/15/2008		13,000	12,976
Morgan Stanley
0.000% due 07/07/2008		7,000	6,961

Total Commodity Index-Linked Notes (Cost $20,000)			19,937

U.S. GOVERNMENT AGENCIES 13.3%
Fannie Mae
5.500% due 12/01/2033 - 08/01/2037		235,021	226,720
6.000% due 10/01/2036 - 07/01/2037		53,891	53,311
6.214% due 09/01/2044 - 10/01/2044		847	857
Freddie Mac
5.000% due 02/15/2020		6,694	6,596
5.600% due 09/25/2031		176	176

Total U.S. Government Agencies (Cost $289,217)			287,660

U.S. TREASURY OBLIGATIONS 104.1%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013		22,732	21,812
1.875% due 07/15/2015		106	101
2.000% due 04/15/2012		15,525	15,072
2.000% due 01/15/2014		16,614	15,971
2.000% due 07/15/2014		28,071	26,954
2.000% due 01/15/2026		355,520	322,135
2.375% due 04/15/2011		12,912	12,775
2.375% due 01/15/2017		169,324	165,369
2.375% due 01/15/2025		636,756	612,480
2.375% due 01/15/2027		304,208	292,230
3.375% due 04/15/2032		2,329	2,681
3.625% due 04/15/2028		364,173	422,014
3.875% due 04/15/2029		240,704	290,688
U.S. Treasury Notes
4.250% due 08/15/2013		8,800	8,395
4.750% due 05/15/2014		29,900	29,536
4.875% due 04/30/2011		9,200	9,189

Total U.S. Treasury Obligations (Cost $2,270,394)			2,247,402

MORTGAGE-BACKED SECURITIES 0.2%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		785	785
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		365	364
Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035		562	562
GSR Mortgage Loan Trust
4.538% due 09/25/2035		3,172	3,126

Total Mortgage-Backed Securities (Cost $4,864)			4,837

ASSET-BACKED SECURITIES 0.1%
Lehman XS Trust
5.400% due 07/25/2046		2,227	2,228
Merrill Lynch Mortgage Investors, Inc.
5.380% due 04/25/2037		221	222
5.400% due 01/25/2037		170	171
Residential Asset Securities Corp.
5.390% due 04/25/2036		132	132
Soundview Home Equity Loan Trust
5.390% due 03/25/2036		8	8

Total Asset-Backed Securities (Cost $2,760)			2,761

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.500% due 03/31/2030		100	110

Total Sovereign Issues (Cost $102)			110

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	325	366
Pylon Ltd.
5.648% due 12/18/2008 (j)	EUR	700	957
8.048% due 12/18/2008		1,200	1,658
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,700	8,777

Total Foreign Currency-Denominated Issues (Cost $11,125)			11,758

SHORT-TERM INSTRUMENTS 8.9%
Certificates of Deposit 4.2%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$17,300	17,307
Calyon Financial, Inc.
5.340% due 01/16/2009		4,800	4,801
Nordea Bank Finland PLC
5.282% due 12/01/2008		6,600	6,601
Royal Bank of Canada
5.262% due 06/30/2008		13,700	13,712
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		13,300	13,301
5.265% due 03/26/2008		12,100	12,099
Societe Generale NY
5.269% due 06/30/2008		21,700	21,713
5.270% due 03/26/2008		1,000	1,000

			90,534

Commercial Paper 2.6%
Cox Communications, Inc.
5.570% due 09/17/2007		900	900
Freddie Mac
4.800% due 07/02/2007		20,000	20,000
Rabobank USA Financial Corp.
5.330% due 07/26/2007		9,800	9,800
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		26,200	26,200

			56,900

Tri-party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007		5,927	5,927
(Dated 06/29/2007. Collateralized by Freddie Mac 5.400% due 06/15/2010 valued at $6,048. Repurchase proceeds are $5,929.)
U.S. Treasury Bills 1.8%

4.550% due 08/30/2007 - 09/13/2007 (a)(c)(d)(f)		38,205	37,798

Total Short-Term Instruments (Cost $191,157)			191,159

Purchased Options (h) 0.2% (Cost $4,955)			4,341
Total Investments (e) 135.2% (Cost $2,941,074)			$2,917,550
Written Options (i) (0.0%) (Premiums $1,011)			(522)
Other Assets and Liabilities (Net) (35.2%)			(758,844)

Net Assets 100.0%			$2,158,184

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $19,288 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $1,681 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $59,144 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $7,934 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	115	$(33)
90-Day Euribor June Futures	Long	06/2009	115	(25)
90-Day Euribor March Futures	Long	03/2009	115	(29)
90-Day Euribor September Futures	Long	09/2008	115	(33)
90-Day Eurodollar December Futures	Long	12/2007	66	(54)
90-Day Eurodollar December Futures	Long	12/2008	637	25
90-Day Eurodollar June Futures	Long	06/2008	517	(189)
90-Day Eurodollar June Futures	Long	06/2009	630	17
90-Day Eurodollar March Futures	Long	03/2008	161	(46)
90-Day Eurodollar March Futures	Long	03/2009	1,015	(15)
90-Day Eurodollar September Futures	Long	09/2008	552	43
Japan Government 10-Year Bond September Futures	Long	09/2007	24	(59)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	570	20
U.S. Treasury 10-Year Note September Futures	Short	09/2007	1,360	846
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	2,057	2,500
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	526	(958)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	409	(765)

				$1,245

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	$1,800	$15
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	4,600	1
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	3,200	3
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	3,200	2
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	3,200	13
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%)	06/20/2012	1,400	(1)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	400	(5)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	400	(5)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	300	(3)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	6,400	12
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	3,000	2
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	3,000	12
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,900	102
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007	3,000	2
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	3,000	3
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	3,000	4
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	1,600	1
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	06/20/2012	1,000	(1)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	3,000	37

						$194

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount upto the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	28,600	$(193)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		89,800	(98)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		4,900	(34)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		15,100	(98)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	33,800	5
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	3,700	60
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		10,700	66
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	45
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		3,400	25
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		3,000	(17)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	07/14/2011		100	2
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		7,600	39
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		7,200	41
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		6,800	658
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	84
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		32,400	315
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		8,100	26
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		8,100	31
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	59,900	(2,222)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		6,000	460
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,700	(222)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,900	142
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		6,000	577
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,800	1,220
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,200	(148)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		7,500	(177)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	3,500,000	(5)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	53,000	205
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		20,400	31
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		247,300	77
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		27,200	20
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		93,300	49
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		35,800	9
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$2,800	9
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		1,500	3
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		6,700	22
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		11,300	86
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		5,500	28
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		5,900	9
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		5,700	70
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		2,300	(3)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		9,500	336
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		48,500	793
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		2,100	8
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		24,100	(224)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		40,000	644
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		150,000	(41)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,800	(60)

							$2,653

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$112.000	08/24/2007	1,112	$21	$17
Call - CBOT U.S. Treasury 10-Year Note September Futures	114.000	08/24/2007	292	5	5
Call - CBOT U.S. Treasury 30-Year Bond September Futures	118.000	08/24/2007	1,459	28	23
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/24/2007	938	18	15

				$72	$60

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	4.750%	03/31/2008	$125,000	$700	$154
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	4.750%	09/26/2008	27,900	141	55

							$841	$209

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	9,500	$299	$349
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		9,500	299	244
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$65,100	1,714	1,684
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		65,100	1,713	1,774

						$4,025	$4,051

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 08/01/2037	$88.500	08/07/2007	$144,500	$17	$2

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	CHF0.000	09/26/2007	$7,400	$0	$19

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	92	$24	$56
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	221	44	59
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	188	23	9
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	182	61	119
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	313	59	34

				$211	$277

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$54,000	$664	$185
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	12,000	136	60

							$800	$245

(j) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.648%	12/18/2008	12/11/2003	$850	$957	0.04%

(k) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Treasury Inflation Protected Securities	1.625%	01/15/2015	$49,317	$45,617	$45,866
Treasury Inflation Protected Securities	2.500%	07/15/2016	3,286	3,235	3,251
Treasury Inflation Protected Securities	3.000%	07/15/2012	56,296	56,908	57,423
U.S. Treasury Notes	4.250%	08/15/2013	8,800	8,394	8,537
U.S. Treasury Notes	4.250%	11/15/2013	7,000	6,734	6,783
U.S. Treasury Notes	4.750%	05/15/2014	800	790	796

				$121,678	$122,656

(3)	Market value includes $217 of interest payable on short sales.

(l) Forward foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5	07/2007	$0	$0	$0
Buy	BRL	8,311	10/2007	7	(32)	(25)
Sell	CAD	979	08/2007	0	(4)	(4)
Sell	CHF	1,305	09/2007	0	0	0
Buy	CNY	142,230	01/2008	96	0	96
Buy		149,665	03/2008	0	(106)	(106)
Sell	EUR	6,109	07/2007	0	(80)	(80)
Sell	GBP	6,124	08/2007	0	(64)	(64)
Sell	JPY	160,899	07/2007	19	0	19
Buy	KRW	305,662	07/2007	1	0	1
Buy		3,657,771	09/2007	16	0	16
Buy	MXN	37,831	09/2007	3	(7)	(4)
Buy		8,840	03/2008	9	0	9
Buy	PLN	12,287	09/2007	77	0	77
Buy	RUB	1,409	12/2007	1	0	1
Buy		110,717	01/2008	37	0	37
Buy	SEK	1,578	09/2007	3	0	3
Buy	SGD	6,073	07/2007	16	0	16
Sell		3,671	07/2007	0	(14)	(14)
Buy		506	08/2007	1	0	1
Buy		6,047	10/2007	20	0	20

				$306	$(307)	$(1)

See accompanying notes

Schedule of Investments

Real Return Fund

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.6%
Ford Motor Co.
8.360% due 11/29/2013		$4,987	$5,014
Georgia-Pacific Corp.
7.110% due 12/20/2012		13,825	13,872
OAO Rosneft Oil Co.
6.000% due 09/16/2007		17,000	17,024
Shackleton Re Ltd.
12.875% due 08/01/2008		9,000	9,045
13.375% due 08/01/2008		3,000	3,022
SLM Corp.
6.000% due 06/30/2008		16,000	15,920

Total Bank Loan Obligations (Cost $63,682)			63,897

CORPORATE BONDS & NOTES 5.4%
Banking & Finance 3.6%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		6,000	5,857
Calabash Re II Ltd.
13.760% due 01/08/2010		5,700	5,750
14.960% due 01/08/2010		2,500	2,614
16.260% due 01/08/2010		2,500	2,602
CIT Group, Inc.
5.000% due 11/24/2008		25,000	24,846
Citigroup Funding, Inc.
5.320% due 04/23/2009		6,300	6,303
Citigroup, Inc.
5.395% due 01/30/2009		16,200	16,210
5.405% due 05/02/2008		14,100	14,114
Danske Bank A/S
5.914% due 12/29/2049		7,000	6,942
East Lane Re Ltd.
12.355% due 05/06/2011		4,400	4,421
Export-Import Bank of Korea
5.570% due 10/04/2011		18,200	18,220
Ford Motor Credit Co.
6.190% due 09/28/2007		10,000	10,000
Foundation Re Ltd.
9.460% due 11/24/2008		3,000	2,856
Foundation Re II Ltd.
12.110% due 11/26/2010		10,300	10,343
General Electric Capital Corp.
5.400% due 12/12/2008		12,700	12,716
5.455% due 07/28/2008		3,500	3,505
General Motors Acceptance Corp.
6.125% due 08/28/2007		870	871
Kamp Re 2005 Ltd.
5.420% due 12/14/2007 (a)		5,000	3
Longpoint Re Ltd.
10.609% due 05/08/2010		11,200	11,201
Mystic Re Ltd.
11.660% due 12/05/2008		6,900	6,859
14.360% due 12/05/2008		3,300	3,267
Osiris Capital PLC
10.356% due 01/15/2010		1,700	1,717
Parametric Re Ltd.
7.421% due 11/19/2007		11,500	11,522
9.661% due 05/19/2008		1,500	1,508
Phoenix Quake Ltd.
7.800% due 07/03/2008		50,550	50,851
Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008		9,000	9,032
Phoenix Quake Wind II Ltd.
8.850% due 07/03/2008		10,750	10,210
Rabobank Nederland
5.376% due 01/15/2009		11,300	11,308
Redwood Capital IX Ltd.
7.750% due 01/09/2008		2,300	2,310
13.110% due 01/09/2008		2,200	2,222
Residential Reinsurance 2007 Ltd.
12.610% due 06/07/2010		5,200	5,208
15.610% due 06/07/2010		23,500	23,518
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		2,000	2,176
Shackleton Re Ltd.
13.355% due 02/07/2008		5,500	5,581
Travelers Property Casualty Corp.
3.750% due 03/15/2008		7,000	6,905
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		22,000	22,013
Ventas Realty LP
8.750% due 05/01/2009		2,000	2,103
Vita Capital II Ltd.
6.249% due 01/01/2010		3,500	3,496
6.749% due 01/01/2010		5,000	5,025
Vita Capital III Ltd.
6.469% due 01/01/2012		7,900	7,913
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		20,100	20,145
Wachovia Bank N.A.
5.430% due 12/02/2010		30,500	30,520
Wells Fargo Capital X
5.950% due 12/15/2036		15,000	14,038

			418,821

Industrials 1.2%
Albertson’s, Inc.
6.950% due 08/01/2009		1,000	1,025
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		4,000	4,020
C8 Capital SPV Ltd.
6.640% due 12/31/2049		7,100	6,997
Caesars Entertainment, Inc.
8.875% due 09/15/2008		5,930	6,108
CSC Holdings, Inc.
7.250% due 07/15/2008		3,510	3,545
7.875% due 12/15/2007		8,200	8,272
EchoStar DBS Corp.
5.750% due 10/01/2008		13,100	13,100
6.375% due 10/01/2011		2,000	1,965
General Electric Co.
5.400% due 12/09/2008		6,000	6,007
HJ Heinz Co.
6.428% due 12/01/2008		20,000	20,206
Mandalay Resort Group
9.500% due 08/01/2008		3,700	3,830
10.250% due 08/01/2007		11,500	11,543
Pemex Project Funding Master Trust
7.375% due 12/15/2014		22,000	24,021
8.625% due 02/01/2022		6,900	8,520
9.500% due 09/15/2027		14,850	19,981
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		2,000	2,016

			141,156

Utilities 0.6%
BellSouth Corp.
4.240% due 04/26/2008		8,700	8,624
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		7,000	7,106
CMS Energy Corp.
7.500% due 01/15/2009		15,650	16,127
9.875% due 10/15/2007		4,185	4,245
Embarq Corp.
7.082% due 06/01/2016		4,600	4,633
Midwest Generation LLC
8.300% due 07/02/2009		12,402	12,657
Ohio Edison Co.
4.000% due 05/01/2008		10,000	9,879

			63,271

Total Corporate Bonds & Notes (Cost $622,687)			623,248

CONVERTIBLE BONDS & NOTES 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037		44,475	45,587

Total Convertible Bonds & Notes (Cost $45,044)			45,587

MUNICIPAL BONDS & NOTES 0.2%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		3,140	3,159
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.224% due 01/01/2014		1,570	1,593
6.225% due 01/01/2014		930	934
Connecticut State Health & Educational Facilities Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013		4,000	4,221
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024		8,125	8,603
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021		350	354
Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		3,870	4,068
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013		1,570	1,547
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		750	794
6.125% due 06/01/2032		740	784
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		405	440

Total Municipal Bonds & Notes (Cost $24,708)			26,497

COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
0.000% due 07/07/2008		61,000	60,654

Total Commodity Index-Linked Notes (Cost $61,000)			60,654

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
4.293% due 08/01/2035		409	408
4.599% due 07/01/2035		610	613
4.656% due 04/01/2035		1,258	1,256
4.664% due 05/01/2035		1,618	1,597
4.842% due 06/01/2033		364	369
5.000% due 06/25/2027 - 03/01/2036		24,253	23,210
5.450% due 03/25/2036		4,210	4,219
5.500% due 02/01/2033 - 08/01/2037		1,090,272	1,051,558
6.000% due 07/01/2036 - 07/01/2037		247,248	244,634
6.214% due 09/01/2044 - 10/01/2044		7,398	7,492
7.199% due 10/01/2031		564	570
Federal Housing Administration
7.430% due 12/01/2020		71	71
Freddie Mac
5.000% due 01/15/2024		5,444	5,421
5.300% due 01/09/2012		30,000	29,800
5.500% due 05/15/2016		11,563	11,563
5.600% due 09/25/2031		2,028	2,030
5.670% due 12/15/2030		6,977	6,998
6.227% due 10/25/2044		11,698	11,807
6.500% due 01/25/2028		73	74
7.000% due 10/15/2030		324	324
Ginnie Mae
6.500% due 05/15/2028 - 04/15/2031		1,249	1,276

Total U.S. Government Agencies (Cost $1,406,859)			1,405,290

U.S. TREASURY OBLIGATIONS 108.0%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		1,380,991	1,311,943
1.625% due 01/15/2015		343,783	319,665
1.875% due 07/15/2013		847,839	813,528
1.875% due 07/15/2015		613,545	579,992
2.000% due 04/15/2012		103,281	100,271
2.000% due 01/15/2014		1,146,629	1,102,287
2.000% due 07/15/2014		458,512	440,280
2.000% due 01/15/2026		569,155	515,708
2.375% due 01/15/2017		6,662	6,506
2.375% due 01/15/2025		1,197,856	1,152,189
2.375% due 01/15/2027		212,603	204,232
2.500% due 07/15/2016		302,631	299,345
3.000% due 07/15/2012		1,367,972	1,394,905
3.375% due 01/15/2012		66,868	69,041
3.375% due 04/15/2032		26,898	30,967
3.500% due 01/15/2011		408,848	420,763
3.625% due 01/15/2008		15,168	15,182
3.625% due 04/15/2028		955,542	1,107,310
3.875% due 01/15/2009		386,509	392,790
3.875% due 04/15/2029		678,467	819,355
4.250% due 01/15/2010		659,968	685,181
U.S. Treasury Bonds
5.375% due 02/15/2031		22,200	22,804
6.000% due 02/15/2026		14,700	16,051
6.250% due 08/15/2023		600	666
6.625% due 02/15/2027		23,700	27,770
7.625% due 02/15/2025		100	127
8.875% due 08/15/2017		12,100	15,679
U.S. Treasury Notes
3.250% due 08/15/2007		127,800	127,590
3.625% due 05/15/2013		21,600	20,201
4.000% due 11/15/2012		6,000	5,754
4.500% due 04/30/2009		50,000	49,676
4.500% due 02/28/2011		50,700	50,027
4.625% due 02/15/2017		31,000	30,031
4.750% due 05/15/2014		15,000	14,817
4.875% due 04/30/2011		350,000	349,590

Total U.S. Treasury Obligations (Cost $12,782,344)			12,512,223

MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Funding Corp.
4.614% due 02/20/2036		45,758	45,040
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034		4,082	4,093
4.773% due 01/25/2034		2,379	2,368
6.337% due 11/25/2030		463	462
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,771	2,766
Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035		13,124	13,102
GSR Mortgage Loan Trust
4.538% due 09/25/2035		34,890	34,391
Harborview Mortgage Loan Trust
5.560% due 03/19/2037		2,194	2,198
5.660% due 06/20/2035		1,379	1,383
Mellon Residential Funding Corp.
5.760% due 12/15/2030		711	714
5.810% due 10/20/2029		414	416
Merrill Lynch Floating Trust
5.390% due 06/15/2022		3,201	3,206
Washington Mutual, Inc.
4.229% due 03/25/2034		826	816
5.474% due 02/27/2034		3,589	3,528
5.580% due 11/25/2045		8,433	8,465

Total Mortgage-Backed Securities (Cost $123,376)			122,948

ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities, Inc.
5.650% due 01/25/2036		2,084	2,085
5.770% due 03/25/2043		200	201
Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034		162	163
First NLC Trust
5.440% due 02/25/2036		1,467	1,467
GSAMP Trust
5.440% due 12/25/2035		2,657	2,657
GSR Mortgage Loan Trust
5.420% due 11/25/2030		1,134	1,135
Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036		1,708	1,709
IXIS Real Estate Capital Trust
5.380% due 08/25/2036		4,532	4,535
Lehman XS Trust
5.400% due 07/25/2046		9,718	9,723
5.410% due 05/25/2046		2,156	2,157
Long Beach Mortgage Loan Trust
5.380% due 05/25/2046		4,425	4,428
5.410% due 01/25/2036		3,001	3,003
MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036		975	976
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037		14,062	14,072
5.380% due 04/25/2037		849	849
5.400% due 01/25/2037		1,339	1,340
Morgan Stanley ABS Capital I
5.390% due 03/25/2036		5,261	5,264
New Century Home Equity Loan Trust
5.390% due 08/25/2036		8,750	8,754
Residential Asset Securities Corp.
5.390% due 04/25/2036		925	926
5.390% due 07/25/2036		10,817	10,821
5.400% due 01/25/2036		2,544	2,545
5.410% due 01/25/2036		999	1,000
5.420% due 11/25/2035		183	183
Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035		230	230
SACO I, Inc.
5.380% due 05/25/2036		4,235	4,238
SLM Student Loan Trust
5.365% due 01/26/2015		835	836
Soundview Home Equity Loan Trust
5.380% due 12/25/2036		1,274	1,274
5.390% due 03/25/2036		59	60
5.420% due 12/25/2035		770	770
Specialty Underwriting & Residential Finance
5.400% due 12/25/2036		5,265	5,268

Total Asset-Backed Securities (Cost $92,616)			92,669

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	10,000	5,780
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	20,910	23,547
4.250% due 12/01/2021 (c)		2,686	3,182
France Government Bond
1.600% due 07/25/2011 (c)	EUR	6,403	8,377
1.600% due 07/25/2015 (c)		3,183	4,049
3.150% due 07/25/2032 (c)		6,801	10,552
General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,745
5.500% due 09/15/2066	GBP	12,450	23,890
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	2,172	2,867
4.250% due 08/01/2014		1,700	2,246
Network Rail Infrastructure Finance PLC UKRPI Linked Bond
1.375% due 11/22/2037	GBP	100	194
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	10,317
Pylon Ltd.
5.648% due 12/18/2008 (k)	EUR	21,850	29,861
8.048% due 12/18/2008		40,700	56,228
Sweden Government CPI Linked Bond
3.500% due 12/01/2028	SEK	9,600	1,971
4.000% due 12/01/2008		37,000	6,586
United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	100	268
2.500% due 05/20/2009		12,200	62,991

Total Foreign Currency-Denominated Issues (Cost $235,695)			258,651

		Shares
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825	2,846

Total Preferred Stocks (Cost $2,903)			2,846

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 3.3%
Certificates of Deposit 2.5%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$119,600	119,651
Nordea Bank Finland PLC
5.298% due 12/01/2008		5,500	5,501
Societe Generale NY
5.269% due 06/30/2008		162,900	163,000

			288,152

Commercial Paper 0.3%
Cox Communications, Inc.
5.570% due 09/17/2007		18,200	18,200
Freddie Mac
4.800% due 07/02/2007		15,000	15,000

			33,200

Tri-Party Repurchase Agreements 0.0%
State Street Bank and Trust Co.
4.900% due 07/02/2007		4,834	4,834
(Dated 06/29/2007. Collateralized by Federal Farm Credit Bank 5.000% due 10/23/2009 valued at $4,396 and Freddie Mac 4.125% due 11/18/2009 valued at $538. Repurchase proceeds are $4,836.)

U.S. Treasury Bills 0.5%
4.602% due 08/30/2007 - 09/13/2007 (b)(d)(e)(g)		57,340	56,731

Total Short-Term Instruments (Cost $382,765)			382,917

Purchased Options (i) 0.2% (Cost $21,800)			19,165
Total Investments (f) 134.8% (Cost $15,865,479)			$15,616,592
Written Options (j) (0.0%) (Premiums $4,323)			(2,039)
Other Assets and Liabilities (Net) (34.8%)			(4,029,288)

Net Assets 100.0%			$11,585,265

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $15,344 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(e) Securities with an aggregate market value of $2,453 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(f) As of June 30, 2007, portfolio securities with an aggregate value of $283,280 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $33,743 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	448	$(151)
90-Day Euribor June Futures	Long	06/2009	448	(118)
90-Day Euribor March Futures	Long	03/2009	448	(134)
90-Day Euribor September Futures	Long	09/2008	448	(149)
90-Day Eurodollar December Futures	Long	12/2007	354	(320)
90-Day Eurodollar December Futures	Long	12/2008	21	8
90-Day Eurodollar June Futures	Short	06/2008	1,308	950
90-Day Eurodollar June Futures	Long	06/2009	642	(285)
90-Day Eurodollar March Futures	Short	03/2008	3,734	4,963
90-Day Eurodollar March Futures	Long	03/2009	995	(769)
90-Day Eurodollar September Futures	Short	09/2008	2,682	3,046
Euro-Bund 10-Year Note September Futures	Short	09/2007	31	(10)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	868	(727)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	7,734	(7,678)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	9,277	8,178
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4,757	(8,757)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	(3,319)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(5,516)

				$(10,788)

(h) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	$20,000	$93
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	11,000	56
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	26,300	51
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	7,000	14
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	17,900	52
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%	12/20/2008	17,900	43
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	17,900	147
Citibank N.A.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.110%	06/20/2008	26,100	(15)
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%)	06/20/2012	11,500	(9)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%)	03/20/2008	31,000	96
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	3,200	(42)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	3,100	(36)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.020%	06/20/2012	9,000	(99)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%	06/20/2012	3,700	(38)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	36,500	70
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	4,000	(2)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%	12/20/2008	19,000	10
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	19,000	78
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%	09/20/2007	8,300	37
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	24
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	1,100	59
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	3,600	17
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007	14,000	8
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	18,000	16
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.200%	07/20/2007	7,000	7
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	2,700	14
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 04/01/2011	Sell	0.250%	12/20/2007	1,000	(2)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	2
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	17,300	23
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%	01/20/2017	5,700	96
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	3,600	17
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	22
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	8,900	3
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	06/20/2012	8,200	(6)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	23,800	113
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	120
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	5,000	304
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.560%	06/20/2012	1,500	(17)

						$1,327

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	53,500	$(373)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(1,417)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		562,500	(610)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(252)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(143)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(487)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	80
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(173)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(524)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		263,900	47
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(248)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	537
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	121
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	(147)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		3,000	(31)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		9,200	(98)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.238%	06/20/2012		17,000	89
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	776
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	742
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	247
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	(306)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	(44)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	600
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	46
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	(117)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	(351)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	(60)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	162
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	(36)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	(118)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		42,300	(448)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	173
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	9,397
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,900	(56)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	362
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	270
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	108
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	129
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(182)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(10,229)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(4,998)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(840)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	3,181
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	(2,216)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	1,438
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	4,347
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	9,049
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(459)
Royal Bank of Scotland Group PLC	United Kingdom RPI Index	Pay	3.381%	06/14/2027		13,600	195
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(277)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	33,800,000	(49)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	812
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	201
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,628,100	520
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		181,700	130
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		632,300	332
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		271,900	70
Barclays Bank PLC	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	246
JPMorgan Chase & Co.	3-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	57
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		$46,000	(3,069)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		238,350	(264)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		277,800	885
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		51,100	2,592
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		184,500	(1,162)
BNP Paribas Bank	U.S. CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	(333)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		151,200	315
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		494,900	997
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	840
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	689
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		75,000	927
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		126,700	(142)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		301,300	10,655
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		52,600	(197)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		28,700	39
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		98,800	(773)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		64,600	(425)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,200	(34)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		14,600	239
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		179,000	657
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		255,800	(2,128)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	(552)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		32,100	(400)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	224

							$18,755

(i) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$584,000	$3,271	$721
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	116,500	588	229

							$3,859	$950

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	56,600	$1,781	$2,080
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		56,600	1,781	1,451
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$273,100	7,189	7,063
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		273,100	7,190	7,444

						$17,941	$18,038

Straddle Options

Descriptiond	Counterparty	Exercise Price(2)		Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	JPMorgan Chase & Co.	CHF	0.000	09/26/2007	$12,300	$0	$21
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC		0.000	09/26/2007	59,800	0	156

						$0	$177

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$109.000	08/24/2007	1,603	$195	$75
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	1,277	428	838

				$623	$913

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$254,000	$3,124	$869
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	51,000	576	257

							$3,700	$1,126

(k) Restricted Securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.648%	12/18/2008	12/11/2003-11/14/2006	$26,615	$29,861	0.26%

(l) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value(3)
Republic of Germany	5.625%	01/04/2028	EUR	8,400	$12,807	$13,030
Treasury Inflation Protected Securities	2.000%	01/15/2016		$41,794	39,516	39,701
Treasury Inflation Protected Securities	2.375%	04/15/2011		450,290	442,355	448,282
U.S. Treasury Bonds	4.750%	02/15/2037		100	93	96
U.S. Treasury Notes	3.125%	09/15/2008		177,200	173,228	175,120
U.S. Treasury Notes	3.250%	08/15/2007		255,600	255,265	258,715
U.S. Treasury Notes	3.375%	02/15/2008		147,500	146,033	148,054
U.S. Treasury Notes	3.625%	05/15/2013		43,200	40,404	40,679
U.S. Treasury Notes	4.500%	02/15/2016		108,600	103,488	106,771
U.S. Treasury Notes	4.750%	05/15/2014		216,500	213,807	215,399
U.S. Treasury Notes	4.875%	08/15/2016		55,000	53,834	55,424

					$1,480,830	$1,501,271

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	200	07/2007	$1	$0	$1
Buy	BRL	54,119	10/2007	44	(210)	(166)
Sell	CAD	25,299	08/2007	0	(105)	(105)
Sell	CHF	10,851	09/2007	1	0	1
Buy	CNY	427,717	09/2007	1,085	0	1,085
Buy		640,353	01/2008	448	0	448
Buy		942,305	03/2008	0	(668)	(668)
Sell	GBP	70,687	08/2007	0	(744)	(744)
Sell	JPY	1,044,902	07/2007	123	0	123
Buy	KRW	1,843,237	07/2007	8	0	8
Buy		23,968,742	09/2007	106	0	106
Buy	MXN	244,042	09/2007	19	(41)	(22)
Buy		59,950	03/2008	62	0	62
Sell	NZD	9,977	07/2007	0	(58)	(58)
Buy	PLN	83,798	09/2007	561	0	561
Buy	RUB	40,606	12/2007	34	0	34
Buy		729,570	01/2008	244	0	244
Buy	SEK	3,013	09/2007	3	0	3
Sell		58,285	09/2007	0	(102)	(102)
Buy	SGD	39,796	07/2007	105	0	105
Sell		24,061	07/2007	0	(93)	(93)
Buy		3,051	08/2007	9	0	9
Buy		39,625	10/2007	130	0	130

				$2,983	$(2,021)	$962

See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 7.8%
Banking & Finance 4.1%
Atlantic & Western Re Ltd.
11.599% due 01/09/2009		$700	$706
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	98
Citigroup Funding, Inc.
5.320% due 04/23/2009		900	900
Citigroup, Inc.
5.390% due 12/28/2009		800	801
5.395% due 01/30/2009		500	500
General Electric Capital Corp.
5.400% due 12/12/2008		500	501
Rabobank Nederland
5.376% due 01/15/2009		400	400
Residential Reinsurance 2007 Ltd.
12.610% due 06/07/2010		400	401
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		400	400
Vita Capital III Ltd.
6.469% due 01/01/2012		300	300
Wachovia Bank N.A.
5.430% due 12/02/2010		800	801

			5,808

Industrials 3.0%
Canadian Natural Resources Ltd.
6.000% due 08/15/2016		100	99
CSC Holdings, Inc.
7.875% due 12/15/2007		200	202
DaimlerChrysler N.A. Holding Corp.
5.840% due 09/10/2007		3,200	3,203
EchoStar DBS Corp.
7.000% due 10/01/2013		600	594
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		100	101

			4,199

Utilities 0.7%
BellSouth Corp.
4.240% due 04/26/2008		800	793
Embarq Corp.
7.082% due 06/01/2016		100	101

			894

Total Corporate Bonds & Notes (Cost $10,895)			10,901

CONVERTIBLE BONDS & NOTES 0.5%
Chesapeake Energy Corp.
2.500% due 05/15/2037		650	666

Total Convertible Bonds & Notes (Cost $660)			666

MUNICIPAL BONDS & NOTES 0.8%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	199
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	529
6.125% due 06/01/2032		400	424

Total Municipal Bonds & Notes (Cost $993)			1,152

U.S. GOVERNMENT AGENCIES 17.2%
Fannie Mae
5.000% due 08/01/2035		859	808
5.500% due 03/01/2034 - 07/01/2037		17,665	17,062
6.000% due 09/01/2036 - 07/01/2037		6,171	6,105
6.214% due 09/01/2044 - 10/01/2044		221	224
Freddie Mac
4.500% due 05/15/2017		69	67

Total U.S. Government Agencies (Cost $24,755)			24,266

U.S. TREASURY OBLIGATIONS 121.4%
Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015		2,490	2,315
1.875% due 07/15/2013		28,725	27,562
1.875% due 07/15/2015		12,114	11,451
2.000% due 01/15/2014		13,306	12,791
2.000% due 07/15/2014		8,882	8,529
2.000% due 01/15/2026		20,827	18,871
2.375% due 04/15/2011		19,983	19,771
2.375% due 01/15/2017		5,739	5,605
2.375% due 01/15/2025		15,167	14,589
2.375% due 01/15/2027		2,767	2,658
3.000% due 07/15/2012		1,271	1,296
3.375% due 04/15/2032		931	1,072
3.625% due 01/15/2008		256	256
3.625% due 04/15/2028		20,702	23,990
3.875% due 04/15/2029		8,801	10,629
4.250% due 01/15/2010		5,184	5,382
U.S. Treasury Bonds
6.000% due 02/15/2026		100	109
6.625% due 02/15/2027		1,100	1,289
U.S. Treasury Notes
4.500% due 02/28/2011		100	99
4.500% due 11/15/2015		1,700	1,640
4.625% due 02/15/2017		500	484
5.125% due 05/15/2016		600	604

Total U.S. Treasury Obligations (Cost $174,690)			170,992

MORTGAGE-BACKED SECURITIES 1.4%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		73	73
Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035		562	561
GSR Mortgage Loan Trust
4.538% due 09/25/2035		1,315	1,296

Total Mortgage-Backed Securities (Cost $1,943)			1,930

ASSET-BACKED SECURITIES 0.2%
Lehman XS Trust
5.400% due 07/25/2046		152	152
Merrill Lynch Mortgage Investors, Inc.
5.400% due 01/25/2037		45	46
Residential Asset Securities Corp.
5.390% due 04/25/2036		26	26
Soundview Home Equity Loan Trust
5.390% due 03/25/2036		3	3

Total Asset-Backed Securities (Cost $227)			227

FOREIGN CURRENCY-DENOMINATED ISSUES 3.2%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	217	244
France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,846	2,568
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		543	717
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,033

Total Foreign Currency-Denominated Issues (Cost $4,678)			4,562

SHORT-TERM INSTRUMENTS 14.2%
Certificates of Deposit 1.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$2,000	2,001

Commercial Paper 0.6%
Cox Communications, Inc.
5.570% due 09/17/2007		800	800

Repurchase Agreements 0.9%
State Street Bank and Trust Co.
4.900% due 07/02/2007		1,243	1,243
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $1,270. Repurchase proceeds are $1,244.)

U.S. Treasury Bills 11.3%
4.541% due 08/30/2007 - 09/13/2007 (a)(c)(e)		16,145	16,003

Total Short-Term Instruments (Cost $20,046)			20,047

Purchased Options (g) 0.2% (Cost $294)			297
Total Investments (d) 166.9% (Cost $239,181)			$235,040
Written Options (h) (0.1%) (Premiums $73)			(100)
Other Assets and Liabilities (Net) (66.8%)			(94,072)

Net Assets 100.0%			$140,868

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $14,869 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $701 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $887 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	78	$(69)
90-Day Eurodollar December Futures	Short	12/2008	42	41
90-Day Eurodollar June Futures	Long	06/2008	23	(26)
90-Day Eurodollar June Futures	Long	06/2009	28	3
90-Day Eurodollar March Futures	Short	03/2008	113	147
90-Day Eurodollar March Futures	Short	03/2009	19	19
90-Day Eurodollar September Futures	Short	09/2008	56	52
Japan Government 10-Year Bond September Futures	Long	09/2007	3	2
U.S. Treasury 5-Year Note September Futures	Long	09/2007	3	(1)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	388	(394)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	241	232
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	45	(67)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	157	(297)

				$(358)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%)	03/20/2008	$3,500	$11
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	100	(1)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	300	(4)

						$6

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	900	$(6)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		8,300	(9)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(12)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	3,000	76
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017		3,500	1
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	23
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(2)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	12
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	77
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	(3)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		300	(3)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		800	(8)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		500	3
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		4,100	397
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(4)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	25
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		500	2
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	2
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	(148)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	83
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	285
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(70)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	500,000	(1)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,000	3
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		22,400	7
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		2,300	2
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,200	4
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,600	1
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$9,500	30
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	106
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		300	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		23,500	51
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		39,500	(300)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,900	23
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(5)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(1)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,200	2
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	290
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,400	39
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		5,100	19
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,300	(21)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		7,000	113
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(49)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	(3)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(5)

							$1,027

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	14,434	$(8,788)
Credit Suisse First Boston	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	12,463	(6,718)

						$(15,506)

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond September Futures	$119.000	08/24/2007	185	$3	$3
Put - CBOT U.S. Treasury 10-Year Note September Futures	101.000	08/24/2007	424	8	13

				$11	$16

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	700	$22	$26
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		700	22	18
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$4,400	116	114
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		4,400	116	120

						$276	$278

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2013	$82.000	09/28/2007	$25,000	$6	$0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	82.000	09/28/2007	5,000	1	0

				$7	$0

Straddle Options

Description	Counterparty	Exercise Price(2)		Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	JPMorgan Chase & Co.	CHF	0.000	09/26/2007	$200	$0	$0
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC		0.000	09/26/2007	1,000	0	3

						$0	$3

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	124	$33	$76
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	8	1	0
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	16	5	10
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	124	34	14

				$73	$100

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Treasury Inflation Protected Securities	2.500%	07/15/2016	$308	$303	$305
U.S. Treasury Notes	4.250%	11/15/2013	8,200	7,889	7,946

				$8,192	$8,251

(3)	Market value includes $49 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	726	10/2007	$1	$(3)	$(2)
Buy	CAD	128	07/2007	1	0	1
Sell		104	08/2007	0	0	0
Sell	CHF	181	09/2007	0	0	0
Buy	CNY	17,829	01/2008	12	0	12
Buy		14,704	03/2008	0	(10)	(10)
Sell	EUR	2,405	07/2007	0	(31)	(31)
Sell	GBP	1,010	08/2007	0	(11)	(11)
Sell	JPY	21,639	07/2007	3	0	3
Buy	KRW	22,230	07/2007	0	0	0
Buy		323,883	09/2007	1	0	1
Buy	MXN	3,244	09/2007	0	(1)	(1)
Buy		833	03/2008	1	0	1
Buy	PLN	1,192	09/2007	8	0	8
Buy	RUB	1,128	12/2007	1	0	1
Buy		9,669	01/2008	3	0	3
Buy	SGD	538	07/2007	1	0	1
Sell		325	07/2007	0	(1)	(1)
Buy		37	08/2007	0	0	0
Buy		535	10/2007	2	0	2

				$34	$(57)	$(23)

See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 95.6%
Alabama 3.5%
Daphne, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 1988
0.000% due 08/15/2028	$3,500	$3,351
Jefferson County, Alabama Limited Obligation Revenue Notes, Series 2004
5.000% due 01/01/2009	1,100	1,117
5.250% due 01/01/2013	4,350	4,587

		9,055

Arizona 5.0%
Arizona State Greater Arizona Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,282
5.000% due 08/01/2012	2,305	2,413
Arizona State Water Infrastructure Finance Authority Revenue Bonds, Series 2004
5.000% due 10/01/2014	2,000	2,122
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,034
Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	986
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2015	3,000	3,170

		13,007

California 12.8%
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	620	640
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	895	905
6.250% due 06/01/2033	26,360	28,702
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	2,275	735
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	2,681

		33,663

Florida 2.7%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	665	680
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	1,082
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
2.475% due 12/01/2017	500	525
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	125	127
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
9.894% due 10/01/2015	4,750	4,744

		7,158

Illinois 4.7%
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2014	3,510	3,714
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,248
Geneva, Illinois Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/01/2016	1,425	1,482
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,045
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	758
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,609
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,310
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,159
0.000% due 10/01/2010	15	13

		12,338

Indiana 1.5%
Indiana State Health Facility Financing Authority Revenue Notes, Series 2005
5.000% due 11/01/2010	3,700	3,808

Kansas 0.1%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	367

Massachusetts 6.9%
Commonwealth of Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	3,000	2,914
Commonwealth of Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,622
Commonwealth of Massachusetts State Revenue Bonds, (FGIC Insured), Series 2004
2.017% due 01/01/2016	3,200	3,385
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
3.317% due 07/01/2020	7,005	6,862
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,410
Massachusetts State Municipal Wholesale Electric Co. Revenue Notes, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,029
Massachusetts State Port Authority Revenue Bonds, (FSA-CR Insured), Series 1998
5.500% due 07/01/2014	1,000	1,025

		18,247

Michigan 1.5%
Clintondale, Michigan Community Schools General Obligation Notes, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	995
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,953

		3,948

Missouri 2.5%
Springfield, Missouri Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 08/01/2034	6,500	6,528

Nevada 2.8%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,140
Nevada State General Obligation Notes, (MBIA Insured), Series 2006
5.000% due 07/01/2016	3,020	3,209

		7,349

New Jersey 0.8%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	567
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,590

		2,157

New York 13.3%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
4.811% due 09/01/2015	5,000	4,983
New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,570
New York City, New York General Obligation Bonds, Series 2001
5.250% due 08/01/2012	1,350	1,414
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.798% due 03/01/2022	8,000	7,869
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	106
New York City, New York Transitional Finance Authority Revenue Notes, (FSA Insured), Series 2003
5.250% due 02/01/2012	2,405	2,533
New York State Dormitory Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.750% due 07/01/2009	8,085	8,275
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	864
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 02/15/2037	1,500	1,536
New York State Local Government Assistance Corporations Revenue Notes, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	523
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2012	140	140
New York State TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,089
New York State Urban Development Corporations Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,093

		34,995

North Carolina 0.7%
North Carolina State General Obligation Notes, Series 2006
5.000% due 06/01/2015	1,750	1,865

Ohio 0.4%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,031

Oklahoma 2.4%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	102
Oklahoma State Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,166

		6,268

Oregon 0.5%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	812
5.000% due 10/01/2012	435	446

		1,258

Puerto Rico 3.2%
Commonwealth of Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2008	8,000	8,100
Puerto Rico Children's Trust Fund Revenue Notes, Series 2000
5.750% due 07/01/2010	250	263

		8,363

Tennessee 1.9%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	275	282
Tennessee State Energy Acquisition Corp Revenue Bonds, Series 2006
5.000% due 09/01/2015	4,600	4,813

		5,095

Texas 12.1%
Birdville, Texas Independent School District General Obligations Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2023	3,510	1,619
Dallas, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,547
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2032	4,055	1,142
Fort Worth, Texas Water & Sewer Revenue Notes, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,607
Houston, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2005
0.000% due 02/15/2015	16,000	11,497
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,328
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	419
Lower Colorado River, Texas Authority Revenue Bonds, (MBIA Insured) Series 2006
4.750% due 05/15/2029	5,665	5,689
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,017
San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2005
3.550% due 12/01/2027	1,500	1,497
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	455	476
Texas State Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	10	10

		31,848

Virginia 2.3%
Virginia State Public Building Authority Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 08/01/2014	5,000	5,378
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	750	774

		6,152

Washington 6.5%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,523
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	154
Washington State Energy Northwest Revenue Notes, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,600
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,960	1,690
Washington State General Obligation Bonds, Series 2001
5.000% due 01/01/2012	2,000	2,062
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2008	1,775	1,670
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,468

		17,167

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	90	95
Wisconsin 7.5%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.000% due 06/01/2008	2,240	2,257
Wisconsin State General Obligation Notes, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,132
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA GO OF AUTH Insured), Series 2002
5.350% due 11/01/2022	8,950	9,204
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,960	1,989
4.500% due 11/01/2010	2,070	2,105
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,037

		19,724

Total Municipal Bonds & Notes (Cost $254,352)		251,486

SHORT-TERM INSTRUMENTS 1.4%
Repurchase Agreements 1.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	3,036	3,036
(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $3,098. Repurchase proceeds are $3,037.)
U.S. Treasury Bills 0.2%

4.622% due 08/30/2007 - 09/13/2007 (a)(b)	545	541

Total Short-Term Instruments (Cost $3,577)		3,577

Total Investments 97.0% (Cost $257,929)		$255,063
Other Assets and Liabilities (Net) 3.0%		7,879

Net Assets 100.0%		$262,942

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $541 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	100	$51
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	60	(25)

				$26

(c) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$109,200	$(854)

See accompanying notes

Schedule of Investments

Short-Term Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.1%
HCA, Inc.
7.600% due 11/14/2013		$2,494	$2,508
Kinder Morgan, Inc.
6.820% due 05/24/2014		9,000	9,004
MGM Mirage
6.505% due 10/03/2011		1,800	1,784
6.531% due 10/03/2011		1,800	1,784
6.555% due 10/03/2011		5,400	5,351
SLM Corp.
6.000% due 06/30/2008		24,000	23,880

Total Bank Loan Obligations (Cost $44,262)			44,311

CORPORATE BONDS & NOTES 25.0%
Banking & Finance 15.5%
American Express Bank FSB
5.290% due 08/10/2007		4,000	4,000
5.340% due 06/12/2009		12,700	12,705
5.380% due 06/22/2009		3,000	3,003
American Express Credit Corp.
5.380% due 03/02/2009		900	901
American Honda Finance Corp.
5.346% due 08/05/2008		3,100	3,101
American International Group, Inc.
5.360% due 06/23/2008		6,300	6,303
5.395% due 01/29/2010		26,800	26,819
Bank of America N.A.
5.355% due 07/25/2008		400	400
5.360% due 12/18/2008		2,600	2,602
5.360% due 06/12/2009		12,700	12,705
Bank of Ireland
5.370% due 12/19/2008		12,800	12,816
5.410% due 12/18/2009		5,200	5,210
Bank of Scotland
5.860% due 11/22/2012		2,000	2,004
Bear Stearns Cos., Inc.
5.450% due 02/23/2010		17,200	17,150
Calabash Re II Ltd.
16.260% due 01/08/2010		2,300	2,394
CIT Group, Inc.
5.505% due 01/30/2009		19,100	19,076
5.600% due 11/23/2007		75	75
Citigroup, Inc.
5.395% due 01/30/2009		31,900	31,920
5.400% due 12/26/2008		9,700	9,708
5.405% due 05/02/2008		5,300	5,305
Credit Agricole S.A.
5.360% due 05/28/2009		14,300	14,306
East Lane Re Ltd.
12.355% due 05/06/2011		1,700	1,708
Ford Motor Credit Co.
5.625% due 10/01/2008		3,200	3,160
6.190% due 09/28/2007		2,200	2,200
7.250% due 10/25/2011		3,050	2,938
7.800% due 06/01/2012		250	244
General Electric Capital Corp.
5.410% due 10/06/2010		13,800	13,811
5.417% due 05/10/2010		16,500	16,527
5.430% due 08/15/2011		1,300	1,300
5.460% due 06/15/2009		2,000	2,005
General Motors Acceptance Corp.
6.510% due 09/23/2008		2,600	2,601
Glitnir Banki HF
5.618% due 04/20/2010		6,000	5,995
GMAC LLC
4.375% due 12/10/2007		1,000	993
6.610% due 05/15/2009		5,900	5,903
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		900	900
5.450% due 12/22/2008		5,200	5,207
5.450% due 06/23/2009		41,910	41,961
5.660% due 06/28/2010		5,260	5,294
5.685% due 07/23/2009		1,000	1,006
HSBC Finance Corp.
5.300% due 08/15/2007		3,300	3,300
5.415% due 10/21/2009		5,000	5,003
5.440% due 03/12/2010		3,200	3,200
5.490% due 09/15/2008		10,280	10,302
5.500% due 12/05/2008		1,600	1,604
5.640% due 11/16/2009		4,000	4,022
ING Security Life Institutional Funding
5.436% due 01/14/2008		21,000	21,012
JPMorgan Chase & Co.
5.370% due 05/07/2010		19,100	19,113
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008		700	700
5.385% due 07/19/2007		8,100	8,101
5.570% due 12/23/2010		9,700	9,712
Longpoint Re Ltd.
10.609% due 05/08/2010		3,300	3,300
MBNA Corp.
5.786% due 05/05/2008		6,320	6,345
MBNA Europe Funding PLC
5.460% due 09/07/2007		22,900	22,907
Merrill Lynch & Co., Inc.
5.606% due 02/06/2009		2,660	2,669
Metropolitan Life Global Funding I
5.400% due 05/17/2010		19,100	19,113
Mirage Resorts, Inc.
6.750% due 08/01/2007		3,530	3,535
6.750% due 02/01/2008		1,000	1,006
Morgan Stanley
5.406% due 05/07/2009		9,700	9,706
5.467% due 02/09/2009		12,100	12,120
Mystic Re Ltd.
15.360% due 06/07/2011		700	702
National Australia Bank Ltd.
5.349% due 10/01/2008		2,000	2,001
5.400% due 09/11/2009		8,900	8,913
Rabobank Nederland
5.350% due 04/06/2009		6,700	6,706
5.376% due 01/15/2009		14,800	14,810
Redwood Capital IX Ltd.
11.610% due 01/09/2008		2,000	2,018
Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010		4,300	4,303
Royal Bank of Scotland Group PLC
5.360% due 04/11/2008		4,100	4,104
Santander U.S. Debt S.A. Unipersonal
5.416% due 02/06/2009		19,200	19,221
5.420% due 09/19/2008		6,000	6,006
SLM Corp.
5.435% due 01/25/2008		2,000	1,991
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		13,570	13,578
Ventas Realty LP
6.750% due 06/01/2010		4,960	5,035
8.750% due 05/01/2009		3,000	3,154
Vita Capital III Ltd.
6.449% due 01/01/2011		2,200	2,203
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		17,200	17,239
Wachovia Bank N.A.
5.320% due 10/03/2008		10,400	10,404
5.360% due 02/23/2009		25,000	25,014
5.400% due 03/23/2009		3,300	3,302
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		1,000	1,015
World Savings Bank FSB
5.410% due 06/20/2008		2,000	2,002

			626,747

Industrials 5.6%
Albertson’s, Inc.
6.950% due 08/01/2009		2,100	2,153
Amgen, Inc.
5.440% due 11/28/2008		30,300	30,318
Comcast Corp.
5.656% due 07/14/2009		2,100	2,101
CSC Holdings, Inc.
7.250% due 07/15/2008		2,800	2,828
CVS Caremark Corp.
5.660% due 06/01/2010		7,800	7,808
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		3,800	3,809
5.840% due 09/10/2007		24,800	24,821
Dex Media East LLC
9.875% due 11/15/2009		1,500	1,558
EchoStar DBS Corp.
5.750% due 10/01/2008		3,500	3,500
6.375% due 10/01/2011		5,800	5,698
El Paso Corp.
6.500% due 06/01/2008		3,000	3,028
7.625% due 08/16/2007		10,000	10,073
Enterprise Products Operating LP
4.000% due 10/15/2007		2,260	2,251
Equistar Chemicals LP
8.750% due 02/15/2009		8,200	8,528
10.125% due 09/01/2008		1,428	1,492
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		1,525	1,586
General Mills, Inc.
5.485% due 01/22/2010		8,000	7,999
Historic TW, Inc.
8.180% due 08/15/2007		5,381	5,400
HJ Heinz Co.
6.428% due 12/01/2008		13,500	13,639
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		1,500	1,485
JC Penney Corp., Inc.
6.500% due 12/15/2007		5,953	5,972
Mandalay Resort Group
6.500% due 07/31/2009		1,500	1,508
10.250% due 08/01/2007		400	402
Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012		1,000	1,048
8.875% due 02/15/2009		8,752	8,949
Reynolds American, Inc.
6.060% due 06/15/2011		9,600	9,644
RH Donnelley, Inc.
10.875% due 12/15/2012		3,000	3,206
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		7,890	7,954
Service Corp. International
6.500% due 03/15/2008		8,975	8,995
Southern Natural Gas Co.
6.125% due 09/15/2008		1,730	1,746
6.700% due 10/01/2007		4,136	4,168
Sungard Data Systems, Inc.
3.750% due 01/15/2009		3,400	3,298
Transcontinental Gas Pipe Line Corp.
6.636% due 04/15/2008		1,650	1,640
Transocean, Inc.
5.560% due 09/05/2008		4,500	4,504
Trinity Industries Leasing Co.
7.755% due 02/15/2009		1,896	1,945
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		6,500	6,499
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,053
Xerox Corp.
6.110% due 12/18/2009		2,000	2,026
9.750% due 01/15/2009		6,415	6,788

			227,420

Utilities 3.9%
AT&T, Inc.
5.456% due 02/05/2010		11,900	11,921
5.570% due 11/14/2008		2,000	2,007
BellSouth Corp.
4.240% due 04/26/2008		9,300	9,218
5.460% due 08/15/2008		1,400	1,401
CMS Energy Corp.
7.500% due 01/15/2009		11,775	12,134
9.875% due 10/15/2007		4,100	4,159
Dominion Resources, Inc.
5.660% due 09/28/2007		14,000	14,004
Entergy Gulf States, Inc.
3.600% due 06/01/2008		5,635	5,536
6.110% due 12/08/2008		9,600	9,629
Florida Power Corp.
5.760% due 11/14/2008		17,400	17,431
Midwest Generation LLC
8.300% due 07/02/2009		9,102	9,290
Ohio Edison Co.
4.000% due 05/01/2008		22,678	22,404
Ohio Power Co.
5.530% due 04/05/2010		2,000	2,003
PSEG Energy Holdings LLC
8.625% due 02/15/2008		2,815	2,866
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		3,400	3,417
Qwest Corp.
5.625% due 11/15/2008		5,000	5,006
SEMCO Energy, Inc.
7.125% due 05/15/2008		400	403
Sprint Nextel Corp.
5.760% due 06/28/2010		14,200	14,208
TXU Corp.
6.375% due 01/01/2008		4,100	4,131
TXU Electric Delivery Co.
5.735% due 09/16/2008		2,300	2,301
TXU Energy Co. LLC
5.860% due 09/16/2008		3,900	3,903

			157,372

Total Corporate Bonds & Notes (Cost $1,011,069)			1,011,539

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley
0.000% due 07/07/2008		10,000	9,943

Total Commodity Index-Linked Notes (Cost $10,000)			9,943

U.S. GOVERNMENT AGENCIES 18.9%
Fannie Mae
3.500% due 04/25/2011		162	162
3.625% due 07/01/2034		63	63
3.747% due 06/01/2034		35	35
4.500% due 09/25/2025		232	229
4.618% due 09/01/2035		1,186	1,175
4.787% due 11/01/2035		1,788	1,778
5.000% due 01/25/2017 - 03/01/2037		4,411	4,156
5.044% due 01/01/2036		592	596
5.380% due 12/25/2036		1,226	1,222
5.450% due 03/25/2036		790	792
5.470% due 08/25/2034		1,555	1,556
5.474% due 01/01/2032		1,243	1,266
5.500% due 02/01/2014 - 07/01/2037		84,403	82,777
5.540% due 02/01/2018		32	32
5.549% due 01/01/2027 - 04/01/2029		267	269
5.620% due 03/25/2036		4,641	4,651
5.626% due 11/01/2025 - 05/01/2036		339	342
5.642% due 05/01/2021 - 05/01/2036		17,194	17,339
5.670% due 09/25/2042 - 03/25/2044		2,933	2,937
5.770% due 10/25/2030		8	8
5.884% due 12/01/2036		215	216
5.898% due 12/01/2036		227	228
5.920% due 10/25/2017		383	388
6.000% due 08/01/2035 - 07/01/2037		344,567	340,975
6.095% due 07/01/2029		325	329
6.227% due 06/01/2043 - 10/01/2044		19,986	20,240
6.500% due 10/25/2023 (a)		46	3
6.500% due 11/01/2028 - 10/25/2042		1,218	1,233
7.000% due 03/01/2013		55	57
7.095% due 08/01/2026		19	19
7.140% due 08/01/2029		2,309	2,325
7.219% due 12/01/2040		741	750
7.500% due 10/01/2023		37	38
8.929% due 06/25/2032		872	910
Federal Home Loan Bank
3.500% due 05/13/2008 - 12/12/2008		3,135	3,069
4.000% due 07/30/2008 - 04/20/2009		51,400	50,489
4.020% due 06/30/2009		2,000	1,958
4.150% due 01/12/2009		1,950	1,920
4.250% due 09/26/2008		2,600	2,569
4.330% due 03/16/2010		2,500	2,444
4.400% due 02/08/2010		22,340	21,908
4.500% due 06/22/2010		12,400	12,175
4.875% due 08/22/2007		400	400
Federal Housing Administration
7.350% due 04/01/2019		174	175
7.430% due 09/01/2022		86	86
7.435% due 02/01/2019		201	202
Freddie Mac
3.000% due 12/15/2021		825	816
4.000% due 04/15/2022 - 11/15/2022		6,774	6,714
4.500% due 12/15/2025 - 08/01/2035		6,247	6,215
5.000% due 01/15/2018 - 03/15/2026		1,534	1,522
5.500% due 05/01/2013 - 05/15/2016		29,826	29,783
5.550% due 07/15/2037		80,600	80,594
5.720% due 06/15/2031		489	494
6.120% due 10/15/2007		2	2
6.227% due 10/25/2044 - 02/25/2045		12,953	13,044
6.427% due 07/25/2044		15,494	15,625
6.500% due 08/15/2008 - 07/25/2043		1,699	1,703
6.750% due 08/15/2023		753	766
Ginnie Mae
4.750% due 09/20/2023 - 09/20/2027		440	445
5.125% due 11/20/2026 - 10/20/2027		1,143	1,156
5.250% due 03/20/2030		919	927
5.375% due 05/20/2021 - 04/20/2030		4,327	4,382
5.380% due 05/20/2030		781	791
5.500% due 08/20/2029 - 09/20/2029		3,540	3,573
5.750% due 07/20/2022 - 09/20/2027		319	323
5.820% due 02/16/2030		74	75
5.970% due 02/16/2030		221	224
6.000% due 01/15/2032 - 03/20/2032		5,478	5,484
6.125% due 10/20/2017 - 12/20/2024		47	48
6.250% due 03/20/2029		312	314
6.270% due 03/20/2031		251	255
6.375% due 01/20/2022 - 02/20/2025		1,172	1,182
6.500% due 02/20/2019		26	26
7.500% due 02/20/2030		194	201
8.000% due 12/15/2030 - 03/15/2032		215	228
8.500% due 06/20/2027		192	206
Small Business Administration
7.540% due 08/10/2009		106	108

Total U.S. Government Agencies (Cost $767,517)			763,717

MORTGAGE-BACKED SECURITIES 10.3%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		2,910	2,855
Arkle Master Issuer PLC
5.300% due 11/19/2007		5,300	5,302
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		2,904	2,904
Banc of America Funding Corp.
4.614% due 02/20/2036		10,160	10,001
5.380% due 01/25/2037		620	620
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		1,268	1,269
7.429% due 07/20/2032		288	292
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		28,986	28,667
6.337% due 11/25/2030		463	462
Bear Stearns Alt-A Trust
5.480% due 02/25/2034		2,866	2,867
5.824% due 11/25/2036		5,931	5,940
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		800	805
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		8,851	8,855
CC Mortgage Funding Corp.
5.450% due 05/25/2048		5,100	5,105
Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035		1,027	1,009
Countrywide Alternative Loan Trust
5.500% due 02/20/2047		10,252	10,239
5.500% due 05/25/2047		7,542	7,563
5.600% due 02/25/2037		5,974	5,989
Countrywide Home Loan Mortgage Pass-Through Trust
3.908% due 11/19/2033		235	231
5.550% due 05/25/2035		184	184
5.590% due 05/25/2034		82	82
5.660% due 06/25/2035		15,061	15,036
6.834% due 07/19/2031		10	10
CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032		61	61
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047		1,947	1,948
5.400% due 02/25/2037		2,923	2,925
5.410% due 08/25/2037		3,500	3,500
First Republic Mortgage Loan Trust
5.620% due 08/15/2032		9,372	9,395
5.640% due 06/25/2030		1,149	1,150
5.670% due 11/15/2031		586	588
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		10,479	10,488
5.400% due 01/25/2047		8,098	8,103
5.550% due 06/25/2045		485	486
Greenwich Capital Acceptance, Inc.
8.137% due 06/25/2024		13	14
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		19,500	19,521
GSR Mortgage Loan Trust
4.538% due 09/25/2035		10,676	10,523
GSRPM Mortgage Loan Trust
5.720% due 11/25/2031		3,134	3,139
Harborview Mortgage Loan Trust
5.450% due 04/19/2038		2,752	2,749
5.540% due 05/19/2035		2,567	2,570
5.560% due 03/19/2037		8,921	8,940
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		4,102	4,105
Indymac ARM Trust
6.633% due 01/25/2032		12	12
6.678% due 01/25/2032		5	5
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		3,806	3,809
Lehman ABS Mortgage Loan Trust
5.410% due 06/25/2037		1,478	1,479
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,703	1,630
MASTR Seasoned Securities Trust
6.202% due 09/25/2017		711	719
Mellon Residential Funding Corp.
5.760% due 12/15/2030		3,347	3,362
5.810% due 10/20/2029		5,170	5,194
Merrill Lynch Floating Trust
5.390% due 06/15/2022		3,468	3,473
MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025		705	707
Morgan Stanley Capital I
5.380% due 10/15/2020		13,712	13,730
RAAC Series 2005-SP1
5.000% due 09/25/2034		840	823
Residential Accredit Loans, Inc.
5.620% due 08/25/2035		2,576	2,581
6.389% due 09/25/2045		925	932
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		286	286
Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)		28,468	70
Sequoia Mortgage Trust
4.081% due 04/20/2035		1,506	1,479
5.670% due 07/20/2033		5,997	6,026
5.700% due 10/20/2027		2,517	2,520
Structured Asset Mortgage Investments, Inc.
5.420% due 09/25/2047		2,090	2,089
5.450% due 03/25/2037		2,927	2,926
5.540% due 05/25/2036		12,904	12,929
5.550% due 05/25/2045		1,065	1,066
5.650% due 09/19/2032		135	136
5.670% due 03/19/2034		1,330	1,333
Structured Asset Securities Corp.
5.329% due 10/25/2035		2,078	2,076
5.430% due 04/25/2036		2,400	2,402
6.063% due 02/25/2032		380	380
6.150% due 07/25/2032		469	472
TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037		6,300	6,306
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		9,879	9,879
5.440% due 04/25/2036		2,100	2,098
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		21,496	21,508
5.681% due 04/15/2034		595	596
Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033		570	569
Washington Mutual, Inc.
5.094% due 10/25/2032		1,287	1,283
5.400% due 06/25/2046		156	156
5.510% due 04/25/2045		112	112
5.610% due 10/25/2045		467	468
5.724% due 08/25/2046		16,074	16,154
5.724% due 12/25/2046		2,619	2,626
5.759% due 01/25/2047		1,179	1,178
5.839% due 12/25/2046		4,123	4,126
5.860% due 12/25/2027		8,838	8,842
5.953% due 09/25/2036		155	155
5.960% due 12/25/2027		4,387	4,390
6.029% due 02/25/2046		6,034	6,046
6.029% due 08/25/2046		31,434	31,515
6.229% due 11/25/2042		1,700	1,702
6.429% due 06/25/2042		2,482	2,480
6.429% due 08/25/2042		2,466	2,475
6.529% due 09/25/2046		857	861
6.529% due 11/25/2046		380	381
Wells Fargo Mortgage-Backed Securities Trust
3.990% due 12/25/2034		9,585	9,392

Total Mortgage-Backed Securities (Cost $416,806)			416,436

ASSET-BACKED SECURITIES 11.1%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037		1,723	1,724
5.480% due 09/25/2035		1,441	1,442
ACE Securities Corp.
5.370% due 12/25/2036		1,580	1,581
5.390% due 12/25/2035		1,059	1,060
5.400% due 02/25/2036		331	331
5.410% due 06/25/2037		2,344	2,345
5.450% due 10/25/2036		2,100	2,101
American Express Credit Account Master Trust
5.320% due 01/18/2011		2,300	2,299
5.430% due 09/15/2010		5,000	5,007
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		14	14
5.670% due 10/25/2031		594	594
5.670% due 08/25/2032		126	126
Argent Securities, Inc.
5.380% due 05/25/2036		165	165
5.390% due 04/25/2036		588	588
5.400% due 03/25/2036		884	885
Asset-Backed Funding Certificates
5.380% due 11/25/2036		2,277	2,279
5.380% due 01/25/2037		4,296	4,298
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		913	913
5.380% due 03/25/2036		50	50
5.400% due 05/25/2037		1,938	1,939
Bank One Issuance Trust
5.430% due 12/15/2010		2,000	2,003
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		563	563
5.390% due 12/25/2036		1,655	1,655
5.400% due 12/25/2035		24	24
5.400% due 10/25/2036		576	576
5.410% due 04/25/2036		333	334
5.650% due 10/25/2032		1,601	1,604
5.720% due 10/27/2032		103	104
5.770% due 03/25/2043		1,734	1,738
Brazos Student Finance Corp.
5.770% due 06/01/2023		1,831	1,838
Carmax Auto Owner Trust
5.328% due 06/16/2008		2,200	2,200
Carrington Mortgage Loan Trust
5.360% due 05/25/2036		178	178
5.640% due 10/25/2035		3,738	3,749
Centex Home Equity
5.490% due 03/25/2035		52	52
5.720% due 10/25/2030		551	552
Chase Credit Card Master Trust
5.430% due 02/15/2011		3,700	3,708
5.490% due 09/15/2011		18,800	18,869
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033		90	90
Citibank Credit Card Issuance Trust
5.456% due 01/15/2010		1,040	1,041
5.526% due 02/07/2010		1,500	1,503
Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036		2,158	2,159
5.370% due 11/25/2036		435	436
5.380% due 01/25/2037		1,579	1,580
5.380% due 05/25/2037		3,000	3,003
5.390% due 01/25/2037		4,669	4,673
5.400% due 12/25/2035		1,035	1,035
5.430% due 03/25/2037		766	767
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037		11,454	11,463
5.370% due 07/25/2037		3,884	3,887
5.370% due 03/25/2047		319	319
5.380% due 03/25/2037		366	366
5.380% due 09/25/2046		283	284
5.390% due 06/25/2036		652	653
5.390% due 07/25/2036		155	155
5.390% due 08/25/2036		143	143
5.390% due 09/25/2036		196	196
5.390% due 06/25/2037		1,821	1,822
5.400% due 06/25/2037		3,446	3,448
5.400% due 10/25/2037		1,962	1,963
5.420% due 08/25/2037		11,400	11,392
5.420% due 09/25/2037		1,903	1,904
5.420% due 09/25/2047		2,869	2,871
5.450% due 07/25/2036		621	621
5.480% due 02/25/2036		1,319	1,320
5.500% due 09/25/2036		2,700	2,702
5.510% due 06/25/2036		2,100	2,103
5.590% due 06/25/2035		7	7
5.800% due 12/25/2031		97	97
6.060% due 05/25/2032		183	183
Countrywide Home Equity Loan Trust
5.460% due 01/15/2037		259	260
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		419	420
5.410% due 12/25/2037		2,886	2,886
5.580% due 12/25/2035		8	8
Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029		44	44
EMC Mortgage Loan Trust
5.690% due 05/25/2040		206	206
Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034		627	629
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036		4,433	4,436
5.360% due 01/25/2038		3,289	3,291
5.370% due 11/25/2036		6,467	6,471
5.370% due 12/25/2036		286	286
5.390% due 01/25/2036		229	229
5.390% due 12/25/2037		1,623	1,623
5.410% due 01/25/2036		2,176	2,178
5.690% due 12/25/2034		656	657
First NLC Trust
5.440% due 02/25/2036		214	215
First USA Credit Card Master Trust
5.480% due 04/18/2011		6,800	6,818
Fremont Home Loan Trust
5.370% due 10/25/2036		2,287	2,287
5.380% due 01/25/2037		2,566	2,565
GSAA Trust
5.430% due 06/25/2035		576	576
GSAMP Trust
5.390% due 10/25/2036		1,015	1,016
5.390% due 12/25/2036		2,887	2,888
5.420% due 01/25/2047		3,243	3,245
5.430% due 11/25/2035		36	36
5.440% due 12/25/2035		329	329
5.610% due 03/25/2034		83	83
5.960% due 07/25/2032		14	14
Harley-Davidson, Inc.
5.310% due 05/15/2008		1,720	1,722
Home Equity Asset Trust
5.400% due 05/25/2036		660	660
Home Equity Mortgage Trust
5.410% due 05/25/2036		12	12
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008		2,193	2,195
HSBC Asset Loan Obligation
5.380% due 12/25/2036		3,441	3,443
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		12,647	12,655
5.400% due 12/25/2035		893	894
5.430% due 03/25/2036		6,700	6,705
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037		2,132	2,132
5.400% due 07/25/2037		800	800
5.410% due 03/25/2036		1,876	1,877
5.450% due 04/25/2037		906	907
Irwin Home Equity Corp.
5.860% due 07/25/2032		390	391
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036		2,720	2,722
5.370% due 08/25/2036		304	304
5.370% due 10/25/2036		4,742	4,737
5.400% due 03/25/2037		1,918	1,919
Lehman XS Trust
5.390% due 05/25/2046		1,488	1,489
5.400% due 08/25/2046		1,105	1,106
5.400% due 11/25/2046		2,554	2,555
5.410% due 05/25/2046		47	47
5.470% due 04/25/2037		6,600	6,610
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036		751	752
5.360% due 11/25/2036		1,081	1,081
5.380% due 05/25/2046		49	49
5.390% due 03/25/2036		573	574
5.400% due 02/25/2036		312	313
5.410% due 01/25/2036		721	722
5.600% due 10/25/2034		1,421	1,424
6.020% due 03/25/2032		117	117
MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036		2,449	2,451
5.370% due 01/25/2037		2,516	2,517
5.380% due 11/25/2036		407	407
5.400% due 01/25/2036		1,468	1,469
5.400% due 05/25/2037		1,361	1,362
5.430% due 11/25/2035		2,159	2,160
MBNA Credit Card Master Note Trust
5.420% due 12/15/2011		2,000	2,005
5.440% due 08/16/2010		5,200	5,208
5.446% due 12/15/2009		2,400	2,402
Merrill Lynch First Franklin Mortgage Loan Trust
5.380% due 07/25/2037		3,800	3,801
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037		744	745
5.350% due 06/25/2037		748	749
5.390% due 08/25/2036		9,303	9,304
5.390% due 02/25/2037		449	450
5.400% due 01/25/2037		1,239	1,240
5.400% due 09/25/2037		245	245
5.430% due 07/25/2036		566	566
5.440% due 02/25/2037		1,915	1,917
Morgan Stanley ABS Capital I
5.350% due 06/25/2036		781	781
5.360% due 06/25/2036		1,412	1,413
5.360% due 09/25/2036		142	142
5.360% due 10/25/2036		1,842	1,842
5.360% due 01/25/2037		3,201	3,203
5.370% due 10/25/2036		4,121	4,122
5.370% due 11/25/2036		6,423	6,423
5.380% due 05/25/2037		6,200	6,201
5.390% due 02/25/2036		2,244	2,246
5.420% due 09/25/2036		125	125
Morgan Stanley Home Equity Loans
5.370% due 12/25/2036		2,384	2,385
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		2,101	2,102
Nationstar Home Equity Loan Trust
5.380% due 03/25/2037		1,760	1,761
Nelnet Student Loan Trust
5.325% due 10/27/2014		81	81
5.340% due 09/25/2012		1,568	1,569
New Century Home Equity Loan Trust
5.380% due 05/25/2036		1,577	1,578
5.390% due 08/25/2036		433	433
Nissan Auto Lease Trust
5.347% due 12/14/2007		57	57
Option One Mortgage Loan Trust
5.360% due 02/25/2037		284	284
5.370% due 07/25/2036		1,179	1,180
5.370% due 01/25/2037		5,090	5,093
5.380% due 07/25/2037		1,471	1,472
5.860% due 06/25/2032		74	74
5.860% due 08/25/2032		410	410
Park Place Securities, Inc.
5.580% due 09/25/2035		928	930
Popular ABS Mortgage Pass-Through Trust
5.410% due 06/25/2047		3,500	3,500
Quest Trust
5.880% due 06/25/2034		322	322
Renaissance Home Equity Loan Trust
5.680% due 11/25/2034		142	142
5.760% due 08/25/2033		1,070	1,073
5.820% due 12/25/2033		225	227
Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036		1,540	1,541
5.400% due 02/25/2036		629	630
5.420% due 08/25/2046		1,077	1,078
5.880% due 06/25/2032		12	12
Residential Asset Securities Corp.
5.360% due 06/25/2036		1,321	1,321
5.380% due 01/25/2037		778	778
5.390% due 03/25/2036		626	627
5.390% due 04/25/2036		714	714
5.390% due 11/25/2036		10,324	10,331
5.390% due 02/25/2037		1,836	1,837
5.400% due 01/25/2036		453	453
5.410% due 01/25/2036		1,173	1,174
5.430% due 04/25/2037		2,868	2,870
5.510% due 05/25/2034		32	32
Residential Funding Mortgage Securities II, Inc.
5.440% due 05/25/2037		2,979	2,981
5.460% due 09/25/2035		142	142
SACO I, Inc.
5.380% due 05/25/2036		1,074	1,075
5.400% due 04/25/2036		12	12
Salomon Brothers Mortgage Securities VII, Inc.
5.620% due 03/25/2032		188	189
Sears Credit Account Master Trust
5.540% due 04/16/2013		700	702
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037		1,482	1,483
5.380% due 03/25/2036		337	337
SLC Student Loan Trust
5.313% due 02/15/2015		8,000	7,999
SLM Student Loan Trust
3.800% due 12/15/2038		3,800	3,683
5.325% due 04/25/2012		1,270	1,271
5.325% due 07/25/2013		1,729	1,730
5.335% due 04/25/2014		7,374	7,380
5.345% due 10/27/2014		4,944	4,947
5.345% due 10/25/2016		4,000	4,004
5.345% due 07/25/2017		4,000	4,003
Soundview Home Equity Loan Trust
5.360% due 11/25/2036		1,104	1,104
5.380% due 12/25/2036		1,274	1,274
5.390% due 03/25/2036		54	54
5.390% due 05/25/2036		125	125
5.400% due 01/25/2037		3,103	3,105
5.400% due 06/25/2037		2,824	2,826
5.430% due 11/25/2035		128	128
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		1,253	1,253
5.365% due 11/25/2037		279	279
5.380% due 01/25/2038		1,936	1,938
5.400% due 12/25/2036		790	791
5.660% due 01/25/2034		85	85
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		339	339
Structured Asset Securities Corp.
4.900% due 04/25/2035		4,555	4,541
5.400% due 01/25/2037		1,633	1,634
5.420% due 07/25/2035		57	57
5.420% due 01/25/2037		693	692
5.450% due 12/25/2035		77	77
5.610% due 01/25/2033		1,637	1,641
Triad Auto Receivables Owner Trust
5.303% due 06/12/2008		1,743	1,745
USAA Auto Owner Trust
5.310% due 03/16/2009		2,484	2,486
Wachovia Auto Owner Trust
4.820% due 02/20/2009		568	568
5.337% due 06/20/2008		3,000	3,000
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		3,231	3,233
5.390% due 04/25/2036		308	308
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,564	1,565
5.420% due 03/25/2037		970	971
5.430% due 11/25/2035		2,732	2,734
5.560% due 10/25/2035		17,900	17,927

Total Asset-Backed Securities (Cost $450,047)			450,269

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Atlas Reinsurance PLC
7.922% due 01/10/2010	EUR	2,300	3,159
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	100,000	812
Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	5,755
Sumitomo Mitsui Banking Corp.
1.335% due 06/29/2049		600,000	4,968
1.521% due 11/26/2049		200,000	1,644
1.641% due 12/31/2049		100,000	819

Total Foreign Currency-Denominated Issues (Cost $17,400)			17,157

		Shares
PREFERRED STOCKS 0.3%
DG Funding Trust
7.600% due 12/31/2049		328	3,417
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		7,021	7,074

Total Preferred Stocks (Cost $10,697)			10,491

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 39.2%
Certificates of Deposit 9.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$8,300	8,304
Bank of Ireland
5.400% due 01/15/2010		16,800	16,816
Barclays Bank PLC
5.281% due 03/17/2008		30,100	30,104
BNP Paribas
5.262% due 04/03/2008		10,600	10,599
5.262% due 07/03/2008		29,300	29,294
5.270% due 09/23/2008		1,300	1,300
Calyon Financial, Inc.
5.340% due 01/16/2009		16,900	16,903
5.395% due 06/29/2010		700	700
Calyon N.A. LLC
5.305% due 01/16/2009		5,600	5,602
Citizens Bank of Massachusetts
5.315% due 08/09/2007		32,000	32,000
Dexia S.A.
5.270% due 09/29/2008		18,500	18,506
Fortis Bank NY
5.265% due 04/28/2008		4,105	4,107
5.265% due 06/30/2008		21,000	21,008
5.342% due 09/30/2008		3,700	3,700
HSBC Bank USA N.A.
5.426% due 07/28/2008		1,200	1,202
Nordea Bank Finland PLC
5.282% due 12/01/2008		1,700	1,700
5.308% due 04/09/2009		33,500	33,518
5.320% due 02/06/2009		3,500	3,499
Royal Bank of Canada
5.227% due 06/30/2008		30,600	30,627
Royal Bank of Scotland Group PLC
5.000% due 03/26/2008		9,000	8,999
5.262% due 07/03/2008		24,000	24,001
Skandinav Enskilda BK
5.340% due 08/21/2008		2,700	2,700
5.350% due 02/13/2009		28,064	28,086
Societe Generale NY
5.269% due 06/30/2008		5,400	5,403
5.270% due 03/26/2008		32,980	32,980
5.271% due 06/30/2008		8,400	8,404
Unicredito Italiano NY
5.360% due 05/29/2008		1,400	1,401

			381,463

Commercial Paper 29.4%
Abbey National N.A. LLC
5.260% due 09/14/2007		10,300	10,226
5.270% due 09/14/2007		100	99
ANZ National International Ltd.
5.165% due 09/19/2007		37,378	37,008
ASB Finance Ltd.
5.235% due 09/20/2007		20,100	19,974
Bank of Ireland
5.225% due 11/08/2007		13,000	12,940
5.230% due 11/08/2007		68,800	68,290
BNP Paribas Finance, Inc.
5.330% due 10/23/2007		72,800	72,800
CBA (de) Finance
5.250% due 09/28/2007		2,100	2,076
5.260% due 09/28/2007		100	100
Cox Communications, Inc.
5.570% due 09/17/2007		20,300	20,300
Danske Corp.
5.220% due 10/12/2007		177,100	176,895
Export Development Corp.
5.190% due 12/27/2007		13,000	12,661
Fannie Mae
5.080% due 07/02/2007		100,000	100,000
Freddie Mac
4.800% due 07/02/2007		22,200	22,200
General Electric Capital Corp.
5.160% due 11/06/2007		10,000	9,827
5.170% due 11/06/2007		6,900	6,770
HBOS Treasury Services PLC
5.230% due 11/13/2007		50,700	50,404
Intesa Funding LLC
5.265% due 09/05/2007		1,000	999
Natixis S.A.
5.260% due 09/21/2007		1,200	1,196
Oesterreichische
5.320% due 07/20/2007		100	100
Rabobank USA Financial Corp.
5.330% due 07/26/2007		22,400	22,400
San Paolo IMI U.S. Financial Co.
5.230% due 08/08/2007		17,500	17,421
Societe Generale NY
5.190% due 11/26/2007		24,100	23,923
5.240% due 11/26/2007		26,400	26,092
5.245% due 11/26/2007		500	494
5.246% due 11/26/2007		25,600	25,298
5.260% due 11/26/2007		1,300	1,283
Svenska Handelsbanken, Inc.
5.200% due 10/09/2007		56,000	55,604
5.203% due 10/09/2007		3,500	3,475
Swedbank AB
5.270% due 09/06/2007		2,300	2,287
Time Warner, Inc.
5.410% due 09/17/2007		14,380	14,220
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		16,400	16,400
UBS Finance Delaware LLC
5.200% due 10/23/2007		2,200	2,163
5.215% due 10/23/2007		96,000	94,882
5.230% due 10/23/2007		15,800	15,693
5.235% due 10/23/2007		3,000	2,970
Unicredit Delaware, Inc.
5.250% due 09/10/2007		11,700	11,584
Unicredito Italiano SpA
5.125% due 01/22/2008		13,000	12,613
5.235% due 01/22/2008		94,200	93,334
Westpac Banking Corp.
5.170% due 11/05/2007		37,300	36,715
5.195% due 11/05/2007		9,000	8,960
5.230% due 11/05/2007		2,900	2,887
5.240% due 11/05/2007		4,200	4,150
Westpac Trust Securities NZ Ltd.
5.230% due 10/19/2007		70,500	70,268

			1,189,981

U.S. Treasury Bills 0.4%
4.636% due 08/30/2007 - 09/13/2007 (b)(c)(e)		13,715	13,569

Total Short-Term Instruments (Cost $1,585,011)			1,585,013

Purchased Options (g) 0.2% (Cost $12,539)			9,361
Total Investments (d) 106.7% (Cost $4,325,348)			$4,318,237
Written Options (h) (0.1%) (Premiums $6,438)			(3,160)
Other Assets and Liabilities (Net) (6.6%)			(267,456)

Net Assets 100.0%			$4,047,621

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $1,489 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $211,728 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $10,102 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	3,890	$(2,452)
90-Day Eurodollar March Futures	Long	03/2008	15,561	(12,354)
U.S. Treasury 2-Year Note September Futures	Long	09/2007	1	0
U.S. Treasury 10-Year Note September Futures	Short	09/2007	7,443	5,042
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	4	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	(4,217)

				$(13,985)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010	$6,000	$6
Bank of America	Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%	06/20/2012	3,800	(14)
Bank of America	Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%	06/20/2012	3,800	3
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%	06/20/2012	3,800	8
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	1,600	(1)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	4,000	2
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,900	12
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	1,400	4
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%)	06/20/2012	3,800	(22)
Deutsche Bank AG	Russia Government International 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	8,000	2
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	1,600	1
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	2,200	(1)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	1,600	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	3,900	12
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	3,800	(4)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%)	06/20/2012	3,800	(26)
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%)	06/20/2012	3,800	(13)
Deutsche Bank AG	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.280%)	06/20/2012	3,800	(11)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	1
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	15,300	(7)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,700	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	2
Lehman Brothers, Inc.	Russia Government International 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	1,700	1
Merrill Lynch & Co., Inc.	Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%	06/20/2012	3,800	(8)
Merrill Lynch & Co., Inc.	Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%	06/20/2012	3,800	(19)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	4,500	7
Morgan Stanley	Russia Government International 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	8,000	2
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,200	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	10,000	48

						$(11)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(298)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	(29)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	(62)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	22,500	(1,042)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	712
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$98,400	(109)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		1,010,200	(4,354)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		56,800	(432)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2009		98,400	(15)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		47,400	(314)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	(340)

							$(6,283)

(g) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$232,200	$1,173	$457
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	144,400	415	43
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	153
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	219,000	761	431
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	112,200	464	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	150
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	232,500	831	457
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	99,000	349	225
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	318,600	1,318	1,078

							$6,462	$2,994

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	16,400	$488	$552
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		16,400	488	412
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	452
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		9,000	443	412
Call - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	352
Put - OTC Euro versus U.S. dollar		1.372	06/03/2010		6,800	331	302
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	585
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010		11,600	556	531
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010		$5,000	211	340
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010		5,000	211	140
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	546	870
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010		13,000	545	369
Call - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	625
Put - OTC Euro versus Japanese yen		148.300	05/20/2010		8,100	464	425

						$6,077	$6,367

(h) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$101,500	$1,194	$511
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	31,700	395	67
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	658	165
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	95,000	765	479
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	49,200	514	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	145
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	102,500	840	516
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	33,000	340	235
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	106,200	1,245	1,042

							$6,438	$3,160

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.250%	11/15/2014	$60,200	$56,833	$57,903
U.S. Treasury Notes	4.250%	08/15/2015	76,115	71,968	73,548
U.S. Treasury Notes	4.500%	02/15/2016	1,300	1,239	1,278
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,438	1,453

				$131,478	$134,182

(2)	Market value includes $1,786 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	26,159	03/2008	$1,057	$0	$1,057
Buy	CLP	2,447,604	11/2007	110	0	110
Buy		63,745	03/2008	0	0	0
Buy	CNY	226,774	01/2008	0	(192)	(192)
Buy		611,702	03/2008	0	(711)	(711)
Sell	EUR	3,663	07/2007	0	(48)	(48)
Sell	GBP	11,100	08/2007	0	(117)	(117)
Sell	JPY	1,801,759	07/2007	211	0	211
Buy	KRW	1,673,550	09/2007	16	0	16
Buy		9,461,871	11/2007	40	0	40
Buy	MXN	130,394	03/2008	290	0	290
Buy	NOK	57,384	09/2007	166	0	166
Buy	PLN	5,192	09/2007	36	0	36
Buy		27,358	03/2008	382	0	382
Buy	RUB	7,380	09/2007	6	0	6
Buy		3,190	11/2007	4	0	4
Buy		1,299,698	12/2007	396	0	396
Buy	SGD	12,490	07/2007	0	(91)	(91)
Buy		2,701	09/2007	0	(24)	(24)
Buy	ZAR	1,750	09/2007	5	0	5
Buy		22,036	03/2008	0	(41)	(41)

				$2,719	$(1,224)	$1,495

See accompanying notes

Schedule of Investments

Small Cap StocksPLUS® TR Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 31.5%
Banking & Finance 24.7%
Allstate Corp.
6.125% due 05/15/2037	$200	$193
American Express Bank FSB
5.380% due 06/22/2009	200	200
American Express Credit Corp.
5.380% due 03/02/2009	30	30
American Honda Finance Corp.
5.420% due 03/09/2009	30	30
ANZ National International Ltd.
5.396% due 08/07/2009	20	20
Bank of America Corp.
5.370% due 06/19/2009	30	30
5.455% due 08/02/2010	140	140
Bear Stearns Cos., Inc.
5.450% due 08/21/2009	200	200
5.480% due 05/18/2010	200	200
5.630% due 09/09/2009	30	30
BNP Paribas
5.186% due 06/29/2049	130	121
Caterpillar Financial Services Corp.
5.410% due 10/09/2009	10	10
5.420% due 05/18/2009	120	120
CIT Group, Inc.
5.570% due 05/23/2008	30	30
Citigroup Funding, Inc.
5.320% due 04/23/2009	100	100
Citigroup Global Markets Holdings, Inc.
5.476% due 08/03/2009	20	20
Citigroup, Inc.
5.500% due 06/09/2009	10	10
5.510% due 05/18/2010	140	141
Commonwealth Bank of Australia
6.024% due 03/29/2049	100	98
Credit Agricole S.A.
5.360% due 05/28/2009	100	100
Credit Suisse First Boston
5.560% due 08/15/2010	100	101
Export-Import Bank of Korea
5.450% due 06/01/2009	100	100
Ford Motor Credit Co.
6.625% due 06/16/2008	900	900
7.250% due 10/25/2011	100	96
General Electric Capital Corp.
5.410% due 10/06/2010	10	10
5.428% due 01/20/2010	100	100
5.445% due 04/28/2011	30	30
Goldman Sachs Group, Inc.
5.440% due 11/16/2009	110	110
5.625% due 01/15/2017	10	10
5.685% due 07/23/2009	130	131
HBOS Treasury Services PLC
5.449% due 10/01/2007	100	100
HSBC Finance Corp.
5.450% due 06/19/2009	110	110
5.640% due 11/16/2009	100	101
International Lease Finance Corp.
5.510% due 06/26/2009	110	110
5.580% due 05/24/2010	20	20
John Deere Capital Corp.
5.406% due 07/15/2008	30	30
JPMorgan Chase & Co.
5.370% due 06/26/2009	80	80
5.396% due 05/07/2010	100	100
5.539% due 10/02/2009	20	20
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	10	10
5.440% due 04/03/2009	30	30
5.460% due 11/16/2009	300	300
Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	200	200
5.430% due 06/16/2008	10	10
5.460% due 06/16/2008	20	20
Metropolitan Life Global Funding I
5.400% due 05/17/2010	100	100
Morgan Stanley
5.385% due 04/25/2008	30	30
5.406% due 05/07/2009	100	100
5.467% due 02/09/2009	100	100
National Australia Bank Ltd.
5.400% due 09/11/2009	200	200
Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	94
RBS Capital Trust III
5.512% due 09/29/2049	300	289
Residential Capital LLC
6.460% due 05/22/2009	100	100
Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008	20	20
SLM Corp.
5.435% due 01/25/2008	100	100
5.565% due 07/25/2008	20	20
UBS Preferred Funding Trust V
6.243% due 05/12/2049	100	101
Wachovia Corp.
5.405% due 10/28/2008	30	30
Wells Fargo & Co.
5.400% due 03/10/2008	120	120
5.460% due 09/15/2009	100	100

		6,156

Industrials 4.2%
Amgen, Inc.
5.440% due 11/28/2008	100	100
Anadarko Petroleum Corp.
5.760% due 09/15/2009	20	20
C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	99
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	10	10
5.790% due 03/13/2009	100	101
Diageo Capital PLC
5.457% due 11/10/2008	20	20
EchoStar DBS Corp.
5.750% due 10/01/2008	100	100
El Paso Corp.
6.950% due 12/15/2007	20	20
FedEx Corp.
5.436% due 08/08/2007	20	20
General Mills, Inc.
5.485% due 01/22/2010	100	100
Home Depot, Inc.
5.485% due 12/16/2009	20	20
Safeway, Inc.
5.710% due 03/27/2009	30	30
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	110
Time Warner, Inc.
5.590% due 11/13/2009	200	200
Transocean, Inc.
5.560% due 09/05/2008	10	10
Walt Disney Co.
5.460% due 09/10/2009	100	100

		1,060

Utilities 2.6%
AT&T, Inc.
5.456% due 02/05/2010	200	200
5.570% due 11/14/2008	20	20
BellSouth Corp.
5.460% due 08/15/2008	20	20
Deutsche Telekom International Finance BV
5.540% due 03/23/2009	200	201
Dominion Resources, Inc.
5.540% due 11/14/2008	40	40
Ohio Power Co.
5.530% due 04/05/2010	100	100
Telecom Italia Capital S.A.
5.969% due 07/18/2011	10	10
Verizon Communications, Inc.
5.400% due 04/03/2009	50	50

		641

Total Corporate Bonds & Notes (Cost $7,884)		7,857

U.S. GOVERNMENT AGENCIES 56.2%
Fannie Mae
5.000% due 02/25/2017	31	31
5.500% due 03/01/2037 - 07/01/2037	3,977	3,837
6.000% due 07/01/2037	4,400	4,353
Freddie Mac
4.250% due 09/15/2024	64	63
5.470% due 07/15/2019 - 10/15/2020	600	599
5.500% due 07/01/2037	4,000	3,858
5.550% due 07/15/2037	300	300
Ginnie Mae
6.000% due 07/01/2037	1,000	995

Total U.S. Government Agencies (Cost $14,053)		14,036

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	7	7
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	9	10
Countrywide Alternative Loan Trust
5.480% due 02/25/2047	88	88
5.520% due 06/25/2037	286	287
6.029% due 02/25/2036	36	36
GS Mortgage Securities Corp. II
5.410% due 03/06/2020	200	200
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	28	28
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	23	23
LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	17	17
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	24	24
Structured Asset Securities Corp.
5.329% due 10/25/2035	22	22
5.370% due 05/25/2036	22	22
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	14	14
Washington Mutual, Inc.
5.724% due 10/25/2046	23	23
5.759% due 01/25/2047	88	88
5.960% due 12/25/2027	59	59
6.529% due 09/25/2046	10	10

Total Mortgage-Backed Securities (Cost $957)		958

ASSET-BACKED SECURITIES 22.5%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	60	60
ACE Securities Corp.
5.380% due 05/25/2036	6	6
5.380% due 10/25/2036	21	21
5.400% due 10/25/2036	15	15
American Express Credit Account Master Trust
5.320% due 01/18/2011	100	100
5.820% due 02/15/2012	31	31
Asset-Backed Funding Certificates
5.380% due 10/25/2036	6	6
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	23	23
5.595% due 09/25/2034	2	2
Bank One Issuance Trust
5.430% due 12/15/2010	80	80
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	33	33
5.410% due 06/25/2047	96	96
BNC Mortgage Loan Trust
5.420% due 05/25/2037	95	95
Chase Credit Card Master Trust
5.430% due 07/15/2010	100	100
5.430% due 02/15/2011	10	10
Chase Issuance Trust
5.330% due 02/15/2011	100	100
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	100	99
Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	12	12
5.370% due 11/25/2036	19	19
5.380% due 05/25/2037	200	200
5.390% due 01/25/2037	87	87
5.430% due 08/25/2036	100	100
Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	10	10
5.370% due 05/25/2037	100	100
5.370% due 03/25/2047	13	13
5.380% due 03/25/2037	15	15
5.400% due 10/25/2037	196	196
5.430% due 10/25/2046	7	7
5.500% due 09/25/2036	300	300
DaimlerChrysler Auto Trust
5.250% due 05/08/2009	8	8
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 10/25/2036	76	76
5.370% due 11/25/2036	24	25
5.380% due 06/25/2036	19	19
5.410% due 01/25/2036	11	11
5.410% due 11/25/2036	9	9
First USA Credit Card Master Trust
5.480% due 04/18/2011	100	100
Fremont Home Loan Trust
5.370% due 05/25/2036	3	3
5.390% due 02/25/2037	13	13
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	15	15
5.440% due 10/25/2035	39	39
GSAMP Trust
5.390% due 09/25/2036	14	14
5.390% due 12/25/2036	82	83
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	63	63
Home Equity Asset Trust
5.440% due 01/25/2036	8	8
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	52	52
Indymac Residential Asset-Backed Trust
5.400% due 07/25/2037	100	100
5.450% due 04/25/2037	272	272
JPMorgan Mortgage Acquisition Corp.
5.370% due 10/25/2036	164	163
5.380% due 04/01/2037	96	96
5.400% due 03/25/2037	288	288
Lehman XS Trust
5.390% due 05/25/2046	19	19
5.400% due 11/25/2046	23	23
5.440% due 11/25/2036	6	6
Long Beach Mortgage Loan Trust
5.380% due 10/25/2036	22	22
MASTR Asset-Backed Securities Trust
5.400% due 05/25/2037	97	97
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	100	99
5.420% due 12/15/2011	35	35
5.446% due 12/15/2009	100	100
Merrill Lynch Mortgage Investors, Inc.
5.380% due 10/25/2037	25	25
Morgan Stanley ABS Capital I
5.360% due 10/25/2036	22	22
5.370% due 09/25/2036	21	21
5.370% due 11/25/2036	84	84
5.380% due 05/25/2037	196	196
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	29	29
Option One Mortgage Loan Trust
5.360% due 02/25/2037	28	28
5.380% due 07/25/2037	196	196
5.390% due 01/25/2036	31	31
Park Place Securities, Inc.
5.632% due 10/25/2034	12	12
Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	19	19
Residential Asset Securities Corp.
5.360% due 08/25/2036	11	11
5.390% due 11/25/2036	23	23
5.390% due 02/25/2037	92	92
Residential Funding Mortgage Securities II, Inc.
5.440% due 05/25/2037	96	96
Saxon Asset Securities Trust
5.380% due 11/25/2036	13	13
SBI HELOC Trust
5.490% due 08/25/2036	15	15
SLM Student Loan Trust
5.325% due 10/25/2012	9	9
5.335% due 04/25/2014	187	187
5.355% due 10/25/2016	100	100
Soundview Home Equity Loan Trust
5.380% due 12/25/2036	64	64
5.400% due 06/25/2037	97	97
5.550% due 06/25/2035	5	5
Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	28	28
Structured Asset Securities Corp.
5.370% due 10/25/2036	22	22
5.420% due 07/25/2035	3	3
USAA Auto Owner Trust
5.337% due 07/11/2008	100	100
Wachovia Auto Owner Trust
5.337% due 06/20/2008	100	100
5.340% due 07/18/2008	100	100
Wells Fargo Home Equity Trust
5.420% due 03/25/2037	97	97

Total Asset-Backed Securities (Cost $5,617)		5,619

SOVEREIGN ISSUES 0.4%
Korea Development Bank
5.490% due 04/03/2010	100	100

Total Sovereign Issues (Cost $100)		100

	Shares
PREFERRED STOCKS 0.1%
DG Funding Trust
7.600% due 12/31/2049	2	21

Total Preferred Stocks (Cost $21)		21

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 35.3%
Certificates of Deposit 2.6%
BNP Paribas
5.270% due 09/23/2008	$100	100
Dexia S.A.
5.270% due 09/29/2008	100	100
Fortis Bank NY
5.265% due 06/30/2008	40	40
5.300% due 09/30/2008	100	100
Nordea Bank Finland PLC
5.262% due 03/31/2008	30	30
Royal Bank of Canada
5.262% due 06/30/2008	40	40
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	100	100
Skandinav Enskilda BK
5.350% due 02/13/2009	30	30
Societe Generale NY
5.271% due 03/28/2008	30	30
5.271% due 06/30/2008	100	100

		670

Commercial Paper 27.1%
Bank of America Corp.
5.210% due 10/04/2007	400	397
5.230% due 10/04/2007	100	99
Barclays U.S. Funding Corp.
5.240% due 09/26/2007	200	199
5.245% due 09/26/2007	500	495
Caisse d’Amortissement de la Dette Sociale
5.230% due 08/10/2007	600	597
Calyon N.A. LLC
5.395% due 06/29/2010	10	10
Danske Corp.
5.210% due 10/12/2007	900	894
Dexia Delaware LLC
5.225% due 09/21/2007	1,100	1,095
Freddie Mac
4.800% due 07/02/2007	1,000	1,000
HBOS Treasury Services PLC
5.225% due 11/13/2007	200	199
Societe Generale NY
5.210% due 11/26/2007	600	594
Svenska Handelsbanken, Inc.
5.203% due 10/09/2007	300	298
Swedbank AB
5.225% due 09/06/2007	700	697
UBS Finance Delaware LLC
5.230% due 10/23/2007	100	99
5.240% due 10/23/2007	100	99

		6,772

Repurchase Agreements 0.8%
State Street Bank and Trust Co.
4.900% due 07/02/2007	197	197
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $206. Repurchase proceeds are $197.)

U.S. Treasury Bills 4.8%
4.676% due 08/30/2007 - 09/13/2007 (a)(c)	1,200	1,188

Total Short-Term Instruments (Cost $8,829)		8,827

Purchased Options (e) 0.1% (Cost $31)		8
Total Investments (b) 149.9% (Cost $37,492)		$37,426
Written Options (f) (0.1%) (Premiums $30)		(17)
Other Assets and Liabilities (Net) (49.8%)		(12,437)

Net Assets 100.0%		$24,972

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $1,858 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $1,188 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1	$(2)
90-Day Euribor September Futures	Long	09/2008	2	0
90-Day Eurodollar December Futures	Long	12/2008	11	(9)
90-Day Eurodollar June Futures	Long	06/2008	53	(56)
90-Day Eurodollar March Futures	Long	03/2008	30	(32)
90-Day Eurodollar September Futures	Long	09/2008	21	(24)
90-Day Euroyen December Futures	Long	12/2007	1	0
Euro-Bund 10-Year Note September Futures	Short	09/2007	1	(1)
Russell 2000 E-mini Index September Futures	Long	09/2007	236	(430)
Russell 2000 Index September Futures	Long	09/2007	12	(34)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	6	6
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	5	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6	(9)

				$(601)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.620%	09/20/2007	$400	$0
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	100	0
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	0	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	200	1
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	100	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	10	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	100	1
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	100	0

						$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	100	$1
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	100	2
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		20	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		100	(1)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	100	(1)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	8
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(2)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		500	(2)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	40,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		60,000	(1)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	200	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$700	0
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		100	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		700	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		7,300	4
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		300	11
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		100	1
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		2,500	(3)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		400	(3)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		100	4
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		700	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		300	(1)

							$12

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.500	09/17/2007	1	$0	$0
Put - CME E-mini Russell 2000 Index September Futures	570.000	09/21/2007	184	9	0

				$9	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$7	$4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	14	3

							$21	$7

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 09/01/2037	$85.000	09/06/2007	$2,400	$0	$0
Put - OTC Fannie Mae 5.500% due 09/01/2037	90.000	09/06/2007	4,000	0	1
Put - OTC Fannie Mae 6.000% due 09/01/2037	92.500	09/06/2007	4,400	1	0
Put - OTC Ginnie Mae 6.000% due 09/01/2037	89.031	09/06/2007	1,000	0	0
Put - OTC Ginnie Mae 6.000% due 09/01/2037	88.500	09/12/2007	1,000	0	0

				$1	$1

(f) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	6	$2	$4
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	4	1	1
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	1	0	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	1	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	2	1	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	4	2	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	6	2	3

				$8	$9

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$8	$5
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	14	3

							$22	$8

(g) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	61	07/2007	$1	$0	$1
Buy	BRL	634	10/2007	11	0	11
Buy		139	03/2008	5	0	5
Buy	CAD	61	08/2007	0	0	0
Buy	CNY	75	11/2007	0	0	0
Sell		75	11/2007	0	0	0
Buy	EUR	247	07/2007	3	0	3
Sell		14	07/2007	0	0	0
Sell	GBP	55	08/2007	0	(1)	(1)
Buy	IDR	176,400	05/2008	0	(1)	(1)
Buy	INR	1,071	10/2007	0	0	0
Buy		5,520	05/2008	1	0	1
Buy	KRW	28,592	07/2007	0	0	0
Sell		2,625	07/2007	0	0	0
Buy		3,907	08/2007	0	0	0
Buy		40,102	09/2007	0	0	0
Buy	MXN	143	09/2007	0	0	0
Buy		706	03/2008	0	0	0
Buy	MYR	204	05/2008	0	(1)	(1)
Buy	PHP	2,798	05/2008	0	(1)	(1)
Buy	PLN	170	09/2007	1	0	1
Buy		45	03/2008	0	0	0
Buy	RUB	312	09/2007	0	0	0
Buy		112	12/2007	0	0	0
Buy		2,638	01/2008	1	0	1
Buy	SEK	94	09/2007	0	0	0
Buy	SGD	95	07/2007	0	0	0
Sell		59	07/2007	0	0	0
Buy		20	08/2007	0	0	0
Buy		117	10/2007	1	0	1
Buy	ZAR	1,979	09/2007	6	0	6

				$30	$(4)	$26

See accompanying notes

Schedule of Investments

StocksPLUS® Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 1.9%
Allied Waste North America, Inc.
5.320% due 01/15/2012		$193	$194
7.060% due 03/28/2014		415	416
7.110% due 03/28/2014		487	489
7.140% due 03/28/2014		152	153
7.150% due 03/28/2014		166	167
Fresenius Medical Care Capital Trust
6.725% due 03/22/2013		867	867
6.735% due 03/22/2013		113	113
Goodyear Tire & Rubber Co.
7.100% due 04/20/2014		2,000	1,993
Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012		1,300	1,305
OAO Rosneft Oil Co.
6.000% due 09/16/2007		9,000	9,013
Sensata Technologies, Inc.
7.105% due 04/21/2013		2,500	2,499
SLM Corp.
6.000% due 06/30/2008		2,300	2,289

Total Bank Loan Obligations (Cost $19,491)			19,498

CORPORATE BONDS & NOTES 36.5%
Banking & Finance 24.4%
Ajax Re Ltd.
11.610% due 05/08/2009		4,700	4,712
American Express Bank FSB
5.380% due 06/22/2009		2,500	2,503
5.380% due 10/20/2009		2,100	2,101
American Express Centurion Bank
5.320% due 05/07/2008		1,900	1,900
5.340% due 06/12/2009		1,900	1,901
American Express Credit Corp.
5.380% due 11/09/2009		2,100	2,102
American International Group, Inc.
5.360% due 06/23/2008		8,600	8,604
Bank of America Corp.
5.366% due 11/06/2009		500	500
5.370% due 06/19/2009		9,600	9,614
Bank of America N.A.
5.355% due 07/25/2008		100	100
5.360% due 12/18/2008		4,100	4,102
5.360% due 06/12/2009		2,000	2,001
Bank of Ireland
5.410% due 12/18/2009		5,900	5,912
Bear Stearns Cos., Inc.
5.450% due 08/21/2009		3,000	2,998
5.480% due 05/18/2010		4,800	4,797
5.655% due 01/30/2009		2,300	2,306
Caterpillar Financial Services Corp.
5.425% due 10/28/2008		400	400
CIT Group, Inc.
5.000% due 11/24/2008		1,700	1,690
5.510% due 12/19/2008		1,500	1,499
Citigroup Funding, Inc.
5.360% due 06/26/2009		1,500	1,499
Citigroup Global Markets Holdings, Inc.
5.400% due 03/07/2008		7,100	7,106
5.460% due 03/17/2009		2,000	2,003
Citigroup, Inc.
5.390% due 12/28/2009		3,500	3,503
5.395% due 01/30/2009		1,000	1,001
5.400% due 12/26/2008		1,600	1,601
Credit Agricole S.A.
5.360% due 05/28/2009		1,700	1,701
5.410% due 05/28/2010		2,000	2,001
DnB NORBank ASA
5.425% due 10/13/2009		1,800	1,801
East Lane Re Ltd.
11.355% due 05/06/2011		9,500	9,469
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		1,100	940
Export-Import Bank of Korea
5.450% due 06/01/2009		2,400	2,401
5.600% due 11/16/2010		5,900	5,916
Ford Motor Credit Co.
5.625% due 10/01/2008		2,300	2,271
6.190% due 09/28/2007		2,600	2,600
6.625% due 06/16/2008		10,500	10,495
7.375% due 10/28/2009		600	596
Foundation Re II Ltd.
12.110% due 11/26/2010		2,500	2,510
General Electric Capital Corp.
5.390% due 01/05/2009		100	100
5.410% due 10/06/2010		2,400	2,402
5.430% due 08/15/2011		6,300	6,298
General Motors Acceptance Corp.
6.510% due 09/23/2008		7,400	7,402
GMAC LLC
5.850% due 01/14/2009		2,200	2,169
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		500	500
5.410% due 03/30/2009		1,300	1,301
5.450% due 12/22/2008		3,600	3,605
5.450% due 06/23/2009		3,100	3,104
5.475% due 10/05/2007		700	700
5.685% due 07/23/2009		2,500	2,514
HSBC Finance Corp.
5.490% due 09/15/2008		1,400	1,403
6.538% due 11/13/2007		10,100	10,139
JPMorgan Chase & Co.
5.370% due 06/26/2009		1,500	1,502
5.396% due 05/07/2010		2,800	2,802
Lehman Brothers Holdings, Inc.
5.410% due 12/23/2008		200	200
5.460% due 08/21/2009		1,700	1,701
5.460% due 11/16/2009		4,900	4,905
5.570% due 12/23/2010		2,500	2,503
5.607% due 11/10/2009		1,300	1,304
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008		5,500	5,501
5.395% due 10/23/2008		2,400	2,404
5.440% due 12/04/2009		2,300	2,301
Metropolitan Life Global Funding I
5.400% due 05/17/2010		3,700	3,703
Morgan Stanley
5.360% due 11/21/2008		1,600	1,600
5.406% due 05/07/2009		1,400	1,401
5.446% due 01/15/2010		1,400	1,401
5.467% due 02/09/2009		2,800	2,805
5.609% due 01/18/2011		3,300	3,306
Osiris Capital PLC
8.206% due 01/15/2010		5,000	5,025
Phoenix Quake Ltd.
7.800% due 07/03/2008		500	503
Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008		600	602
Prudential Financial, Inc.
5.510% due 06/13/2008		4,400	4,406
Residential Capital LLC
6.460% due 05/22/2009		2,300	2,290
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		3,400	3,402
5.405% due 07/21/2008		1,600	1,601
Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007		5,800	5,801
5.420% due 09/19/2008		6,500	6,507
Spinnaker Capital Ltd.
16.860% due 06/15/2008		2,500	2,499
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		9,900	9,906
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		1,900	1,904
Wachovia Corp.
5.405% due 10/28/2008		4,170	4,175
5.486% due 10/15/2011		5,700	5,712
Westpac Banking Corp.
5.280% due 06/06/2008		1,200	1,200

			255,665

Industrials 7.0%
Amgen, Inc.
5.440% due 11/28/2008		4,100	4,103
Anadarko Petroleum Corp.
5.760% due 09/15/2009		2,000	2,003
BP AMI Leasing, Inc.
5.370% due 06/26/2009		3,900	3,902
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		3,795	3,814
Cox Communications, Inc.
5.910% due 12/14/2007		1,300	1,303
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009		3,500	3,516
5.840% due 09/10/2007		1,800	1,802
El Paso Corp.
7.625% due 08/16/2007		2,360	2,377
Equistar Chemicals LP
10.125% due 09/01/2008		686	717
General Electric Co.
5.400% due 12/09/2008		9,600	9,611
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		1,900	1,929
Home Depot, Inc.
5.485% due 12/16/2009		2,000	1,998
Hospira, Inc.
5.840% due 03/30/2010		2,400	2,408
JC Penney Corp., Inc.
7.375% due 08/15/2008		700	710
Mandalay Resort Group
10.250% due 08/01/2007		2,500	2,509
Northwest Pipeline Corp.
6.625% due 12/01/2007		1,372	1,382
Pemex Project Funding Master Trust
5.960% due 12/03/2012		3,600	3,651
Reynolds American, Inc.
6.060% due 06/15/2011		500	502
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		600	662
Southern Natural Gas Co.
6.700% due 10/01/2007		2,200	2,217
Time Warner, Inc.
5.590% due 11/13/2009		10,100	10,115
Transcontinental Gas Pipe Line Corp.
6.636% due 04/15/2008		5,400	5,366
Transocean, Inc.
5.560% due 09/05/2008		2,400	2,402
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		4,400	4,400

			73,399

Utilities 5.1%
America Movil SAB de C.V.
5.460% due 06/27/2008		2,700	2,701
AT&T, Inc.
5.456% due 02/05/2010		1,100	1,102
5.570% due 11/14/2008		2,000	2,007
CMS Energy Corp.
9.875% due 10/15/2007		7,300	7,404
Dominion Resources, Inc.
5.540% due 11/14/2008		4,460	4,466
5.660% due 09/28/2007		4,700	4,701
Entergy Gulf States, Inc.
6.110% due 12/08/2008		3,000	3,009
Florida Power Corp.
5.760% due 11/14/2008		1,900	1,903
NiSource Finance Corp.
5.930% due 11/23/2009		600	601
Progress Energy, Inc.
5.806% due 01/15/2010		1,500	1,505
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		2,900	2,915
Qwest Corp.
5.625% due 11/15/2008		2,700	2,703
8.610% due 06/15/2013		3,400	3,706
Sierra Pacific Power Co.
8.000% due 06/01/2008		8,593	8,790
Southern California Edison Co.
5.455% due 02/02/2009		2,000	2,002
Telecom Italia Capital S.A.
5.836% due 02/01/2011		1,300	1,304
Telefonica Emisones SAU
5.660% due 06/19/2009		2,600	2,610

			53,429

Total Corporate Bonds & Notes (Cost $381,979)			382,493

MUNICIPAL BONDS & NOTES 0.0%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021		260	263

Total Municipal Bonds & Notes (Cost $259)			263

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008		3,000	2,983

Total Commodity Index-Linked Notes (Cost $3,000)			2,983

U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
4.614% due 09/01/2035		8,446	8,366
4.688% due 12/01/2033		2,437	2,424
4.763% due 04/01/2035		6,825	6,720
5.000% due 02/25/2017 - 04/25/2033		34,515	33,359
5.440% due 03/25/2034		1,611	1,612
5.500% due 09/01/2033 - 06/01/2036		22,633	21,904
5.642% due 12/01/2023 - 11/01/2028		294	297
5.643% due 02/01/2027		7	7
5.646% due 04/01/2018		54	55
5.719% due 08/01/2029		41	41
5.720% due 05/25/2031 - 11/25/2032		6,037	6,068
6.000% due 01/01/2017 - 10/01/2033		1,363	1,371
6.183% due 09/01/2034		1,993	2,020
6.214% due 07/01/2044		545	552
6.335% due 12/01/2036		1,994	2,014
6.500% due 09/25/2008 (b)		3	0
6.973% due 11/01/2035		1,108	1,145
7.000% due 02/01/2015 - 03/01/2015		1,351	1,393
7.027% due 05/01/2022		9	9
7.500% due 09/01/2015 - 05/01/2016		999	1,030
8.000% due 03/01/2030 - 07/01/2031		225	237
Federal Home Loan Bank
8.300% due 02/27/2012		2,400	2,212
Freddie Mac
4.706% due 06/01/2035		5,820	5,696
5.000% due 07/15/2024		4,815	4,781
5.470% due 07/15/2019 - 10/15/2020		23,800	23,778
5.500% due 08/15/2030		24	23
5.550% due 07/15/2037		13,500	13,499
5.670% due 12/15/2030		1,405	1,409
5.720% due 06/15/2018		530	531
6.000% due 03/01/2016 - 07/01/2037		7,940	7,900
6.108% due 07/01/2019		634	651
6.227% due 02/25/2045		2,537	2,528
6.500% due 10/25/2043		2,576	2,611
6.892% due 06/01/2022		24	24
6.991% due 12/01/2022		56	57
8.500% due 04/01/2025 - 06/01/2025		25	26
Ginnie Mae
4.000% due 07/16/2027		156	155
4.750% due 08/20/2022 - 07/20/2027		2,038	2,056
5.125% due 12/20/2022 - 11/20/2025		370	374
5.375% due 02/20/2026 - 01/20/2028		1,108	1,120
5.720% due 09/20/2030		5	5
5.750% due 07/20/2018 - 08/20/2026		240	242
6.125% due 12/20/2027		100	101
6.375% due 02/20/2028		27	28
8.000% due 04/20/2030		214	226

Total U.S. Government Agencies (Cost $162,673)			160,657

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (g)		15,733	15,747

Total U.S. Treasury Obligations (Cost $15,987)			15,747

MORTGAGE-BACKED SECURITIES 9.9%
Arkle Master Issuer PLC
5.300% due 11/19/2007		5,100	5,102
Banc of America Funding Corp.
4.113% due 05/25/2035		2,162	2,118
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031		961	971
Bank Mart
4.567% due 03/01/2019 (k)		614	593
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034		2,455	2,461
4.750% due 10/25/2035		7,677	7,592
5.044% due 04/25/2033		753	753
5.329% due 02/25/2033		261	265
6.048% due 01/25/2034		320	323
Bear Stearns Alt-A Trust
5.480% due 02/25/2034		1,936	1,937
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		1,519	1,521
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		2,042	2,038
Countrywide Alternative Loan Trust
5.500% due 05/25/2047		1,747	1,752
6.000% due 10/25/2033		1,409	1,395
CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032		648	646
6.890% due 06/25/2032		20	20
7.519% due 06/25/2032		40	40
Fund America Investors Corp. II
6.916% due 06/25/2023		16	16
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		2,085	2,086
5.590% due 11/25/2045		917	919
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		6,800	6,807
GSR Mortgage Loan Trust
5.670% due 01/25/2034		408	409
Harborview Mortgage Loan Trust
5.510% due 01/19/2038		4,410	4,418
Impac CMB Trust
6.080% due 10/25/2033		109	110
6.120% due 07/25/2033		1,920	1,922
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		1,414	1,416
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		1,554	1,554
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		396	397
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,196	2,103
Mellon Residential Funding Corp.
5.800% due 06/15/2030		4,521	4,522
Merrill Lynch Floating Trust
5.390% due 06/15/2022		6,669	6,679
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		742	735
MLCC Mortgage Investors, Inc.
6.974% due 01/25/2029		1,463	1,471
Morgan Stanley Capital I
5.380% due 10/15/2020		1,224	1,226
Prime Mortgage Trust
5.720% due 02/25/2019		182	182
5.720% due 02/25/2034		801	804
Resecuritization Mortgage Trust
5.570% due 04/26/2021		1	1
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		650	650
Salomon Brothers Mortgage Securities VII, Inc.
7.536% due 12/25/2030		759	757
Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036		977	978
9.448% due 06/25/2029		893	954
TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037		7,220	7,227
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		1,788	1,789
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020		3,200	3,201
5.410% due 09/15/2021		5,869	5,873
Washington Mutual, Inc.
5.474% due 02/27/2034		2,171	2,135
5.590% due 12/25/2045		1,148	1,152
5.610% due 10/25/2045		653	655
6.029% due 02/25/2046		5,976	5,987
6.229% due 11/25/2042		395	395
6.429% due 06/25/2042		1,617	1,616
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		3,482	3,435

Total Mortgage-Backed Securities (Cost $104,430)			104,108

ASSET-BACKED SECURITIES 8.1%
AFC Home Equity Loan Trust
5.870% due 06/25/2028		427	427
Argent Securities, Inc.
5.390% due 04/25/2036		426	426
Asset-Backed Funding Certificates
5.380% due 01/25/2037		1,583	1,584
Asset-Backed Securities Corp. Home Equity
5.480% due 05/25/2035		696	696
Bear Stearns Asset-Backed Securities, Inc.
5.410% due 06/25/2047		1,342	1,343
Chase Funding Mortgage Loan Asset-Backed Certificates
6.060% due 10/25/2032		384	385
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		2,700	2,645
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036		871	872
5.380% due 05/25/2037		20,000	20,010
Countrywide Asset-Backed Certificates
5.390% due 06/25/2037		1,821	1,822
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		417	418
First NLC Trust
5.390% due 08/25/2037		5,400	5,400
First USA Credit Card Master Trust
5.480% due 04/18/2011		4,800	4,813
Fremont Home Loan Trust
5.370% due 10/25/2036		4,227	4,228
GS Auto Loan Trust
5.344% due 07/15/2008		2,600	2,600
GSAMP Trust
5.440% due 12/25/2035		1,561	1,562
GSR Mortgage Loan Trust
5.420% due 11/25/2030		457	457
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		1,096	1,097
JPMorgan Mortgage Acquisition Corp.
5.380% due 04/01/2037		2,314	2,313
5.390% due 11/25/2036		584	585
Lehman XS Trust
5.390% due 05/25/2046		744	744
Long Beach Mortgage Loan Trust
5.410% due 01/25/2036		894	895
5.600% due 10/25/2034		196	196
Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036		6,636	6,636
5.430% due 07/25/2036		819	820
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		958	958
Residential Asset Securities Corp.
5.390% due 11/25/2036		2,146	2,148
Saxon Asset Securities Trust
5.380% due 11/25/2036		979	979
SLM Student Loan Trust
5.335% due 04/25/2012		3,324	3,326
5.355% due 10/25/2016		2,600	2,602
Soundview Home Equity Loan Trust
5.420% due 12/25/2035		167	167
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		2,905	2,905
Structured Asset Securities Corp.
5.420% due 07/25/2035		260	260
5.450% due 12/25/2035		1,114	1,115
USAA Auto Owner Trust
5.337% due 07/11/2008		1,900	1,900
Wachovia Auto Owner Trust
4.820% due 02/20/2009		223	223
5.337% due 06/20/2008		2,200	2,200
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,400	1,401
5.440% due 12/25/2035		1,847	1,848

Total Asset-Backed Securities (Cost $84,970)			85,006

SOVEREIGN ISSUES 0.3%
Hydro Quebec
5.398% due 09/29/2049		1,200	1,134
Korea Development Bank
5.640% due 11/22/2012		2,200	2,209

Total Sovereign Issues (Cost $3,226)			3,343

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	10,058
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	817

Total Foreign Currency-Denominated Issues (Cost $7,521)			10,875

		Shares
PREFERRED STOCKS 0.9%
DG Funding Trust
7.600% due 12/31/2049		913	9,512

Total Preferred Stocks (Cost $9,564)			9,512

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 26.3%
Certificates of Deposit 3.4%
BNP Paribas
5.262% due 05/28/2008		$1,600	1,601
Calyon Financial, Inc.
5.340% due 01/16/2009		3,000	3,000
Fortis Bank NY
5.265% due 04/28/2008		4,500	4,502
5.265% due 06/30/2008		1,400	1,401
Nordea Bank Finland PLC
5.267% due 03/31/2008		1,500	1,500
5.308% due 05/28/2008		1,600	1,601
Royal Bank of Canada
5.295% due 06/30/2008		4,300	4,304
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		3,000	3,000
5.265% due 03/26/2008		1,600	1,600
Skandinav Enskilda BK
5.270% due 10/03/2007		6,200	6,200
5.272% due 08/21/2008		2,700	2,700
5.350% due 02/13/2009		300	300
Societe Generale NY
5.269% due 06/30/2008		2,000	2,001
5.271% due 06/30/2008		2,000	2,001

			35,711

Commercial Paper 18.3%
Cox Communications, Inc.
5.570% due 09/17/2007		1,200	1,200
Danske Corp.
5.205% due 10/12/2007		44,900	44,582
Dexia Delaware LLC
5.225% due 09/21/2007		46,700	46,483
Freddie Mac
4.800% due 07/02/2007		45,000	45,000
Societe Generale NY
5.210% due 11/26/2007		1,700	1,668
5.246% due 11/26/2007		20,600	20,357
Svenska Handelsbanken, Inc.
5.200% due 10/09/2007		22,300	22,142
5.203% due 10/09/2007		600	596
UBS Finance Delaware LLC
5.235% due 10/23/2007		100	99
5.240% due 10/23/2007		10,000	9,902

			192,029

Tri-Party Repurchase Agreements 0.8%
State Street Bank and Trust Co.
4.900% due 07/02/2007		8,036	8,036
(Dated 06/29/2007. Collateralized by Fannie Mae 6.125% due 06/27/2017 valued at $8,200. Repurchase proceeds are $8,039.)

U.S. Treasury Bills 3.8%
4.677% due 08/30/2007 - 09/13/2007 (c)(e)(g)	40,315	39,907

Total Short-Term Instruments (Cost $275,724)		275,683

Purchased Options (i) 0.1% (Cost $1,945)		1,163
Total Investments (f) 102.1% (Cost $1,070,769)		$1,071,331
Written Options (j) (0.1%) (Premiums $1,333)		(574)
Other Assets and Liabilities (Net) (2.0%)		(21,179)

Net Assets 100.0%		$1,049,578

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(f) As of June 30, 2007, portfolio securities with an aggregate value of $103,617 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $55,160 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	61	$(87)
90-Day Euribor December Futures	Long	12/2008	30	(68)
90-Day Euribor June Futures	Long	06/2008	42	(91)
90-Day Euribor March Futures	Long	03/2008	13	(26)
90-Day Euribor September Futures	Long	09/2008	30	(69)
90-Day Eurodollar December Futures	Long	12/2007	832	(987)
90-Day Eurodollar December Futures	Long	12/2008	239	(104)
90-Day Eurodollar June Futures	Long	06/2008	1,589	(1,754)
90-Day Eurodollar March Futures	Long	03/2008	1,513	(1,764)
90-Day Eurodollar March Futures	Long	03/2009	25	(37)
90-Day Eurodollar September Futures	Long	09/2008	199	(74)
90-Day Euroyen December Futures	Long	12/2007	206	(17)
E-mini S&P 500 Index September Futures	Long	09/2007	10,687	(7,605)
S&P 500 Index September Futures	Long	09/2007	584	(1,805)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	915	674
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	75	(158)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	281	(406)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	27	(36)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	131	(249)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	164	(253)

				$(14,916)

(h) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	76,000	$3
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008		$2,000	2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		3,000	26
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012		5,000	21
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012		1,800	20
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008		1,300	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008		4,200	4
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007		3,200	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		3,200	(1)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		2,600	(1)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.130%	06/20/2008		5,000	(2)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008		1,500	(1)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011		3,200	63
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012		1,300	21
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		1,500	7
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008		6,200	2
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007		5,200	7
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009		1,000	0
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%	12/20/2007		6,300	(2)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.350%	06/20/2008		3,000	7
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		1,200	1
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008		1,200	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009		2,200	4
Lehman Brothers, Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.150%	06/20/2009		6,000	(69)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		3,900	29
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007		5,300	3
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007		3,200	4
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.370%	05/20/2008		6,000	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007		4,800	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007		5,300	3
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007		3,200	(2)

							$157

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	2,900	$(2)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,400	25
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	8
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,900	19
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,800	37
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	36
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(3)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,300	29
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,500	111
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	(190)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	(11)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		300	(3)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	16
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(537)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	426
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		4,000	345
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		4,700	(72)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(53)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	(52)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	380,000	(8)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,920,000	(15)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		630,000	(9)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		210,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,620,000	(52)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$45,300	20
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		11,900	(91)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		19,800	(157)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,100	(27)

							$(217)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Long	S&P 500 Index	1-Month USD-LIBOR minus 0.030%	05/15/2008	17,984	$(566)

(i) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index September Futures	$925.000	09/20/2007	2,329	$67	$0
Put - CME S&P 500 Index September Futures	950.000	09/20/2007	50	1	0

				$68	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	8,000	$37	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$12,000	53	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		3,500	17	7
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		27,000	77	8
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		41,400	230	51
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		27,000	112	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		42,000	95	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		53,400	265	86
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		3,600	13	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		124,700	470	422

								$1,369	$581

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$1,000	$44	$77
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	1,000	44	25
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	45	71
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	39	27
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	68
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	28
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	201
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	85

					$508	$582

(j) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	3,000	$36	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		$1,500	18	8
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		6,000	75	13
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		18,000	220	55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		11,600	121	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		7,000	81	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		4,000	45	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	276	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,600	13	8
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		41,600	448	408

								$1,333	$574

(k) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Dates	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 -06/12/1997	$616	$593	0.06%

(l) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/01/2037	$11,000	$10,684	$10,610

(m) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,053	07/2007	$17	$0	$17
Sell		47	07/2007	0	(1)	(1)
Buy	BRL	47,272	10/2007	1,198	0	1,198
Buy		17,497	03/2008	568	0	568
Buy	CAD	1,434	08/2007	6	0	6
Buy	CNY	960	09/2007	3	0	3
Sell		960	09/2007	0	0	0
Buy		15,519	11/2007	16	0	16
Sell		15,519	11/2007	1	(4)	(3)
Buy		9,454	01/2008	0	(8)	(8)
Sell		9,454	01/2008	1	(1)	0
Buy	EUR	3,765	07/2007	49	0	49
Sell	GBP	3,039	08/2007	0	(32)	(32)
Buy	IDR	7,056,000	05/2008	0	(33)	(33)
Buy	INR	28,655	10/2007	3	0	3
Buy		47,681	05/2008	20	0	20
Sell	JPY	433,433	07/2007	51	0	51
Sell	KRW	178,130	07/2007	0	(1)	(1)
Buy		1,510,902	08/2007	0	(1)	(1)
Buy		4,071,746	09/2007	9	0	9
Buy	MXN	55,457	03/2008	36	0	36
Buy	MYR	8,088	05/2008	0	(35)	(35)
Buy	NZD	517	07/2007	10	0	10
Sell		11,459	07/2007	0	(66)	(66)
Buy	PHP	104,141	05/2008	0	(29)	(29)
Buy	PLN	15,681	09/2007	68	(1)	67
Buy	RUB	24,216	11/2007	23	0	23
Buy		74,460	12/2007	66	0	66
Buy		147,970	01/2008	35	0	35
Buy	SGD	8,593	07/2007	0	(30)	(30)
Sell		5,336	07/2007	2	(20)	(18)
Buy		8,358	10/2007	28	0	28

				$2,210	$(262)	$1,948

See accompanying notes

Schedule of Investments

StocksPLUS® Total Return Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.9%
Discovery Communications, Inc.
7.360% due 05/16/2014		$1,500	$1,508
Fresenius Medical Care Capital Trust
6.725% due 03/22/2013		1,500	1,501

Total Bank Loan Obligations (Cost $3,003)			3,009

CORPORATE BONDS & NOTES 22.5%
Banking & Finance 20.4%
Ajax Re Ltd.
11.610% due 05/08/2009		400	401
American Express Bank FSB
5.380% due 06/22/2009		2,300	2,302
American Express Credit Corp.
5.380% due 11/09/2009		1,200	1,201
American International Group, Inc.
5.050% due 10/01/2015		100	95
Bank of America Corp.
5.366% due 11/06/2009		400	400
5.450% due 09/18/2009		800	801
Bank of America N.A.
5.355% due 07/25/2008		900	900
5.360% due 02/27/2009		1,000	1,001
Bank of Ireland
5.410% due 12/18/2009		1,500	1,503
Bear Stearns Cos., Inc.
5.655% due 01/30/2009		700	702
BNP Paribas
5.186% due 06/29/2049		1,200	1,121
Calabash Re II Ltd.
13.760% due 01/08/2010		1,000	1,009
14.960% due 01/08/2010		1,000	1,046
16.260% due 01/08/2010		800	833
Citigroup Funding, Inc.
5.360% due 06/26/2009		500	500
Citigroup Global Markets Holdings, Inc.
5.460% due 03/17/2009		600	601
Citigroup, Inc.
5.390% due 12/28/2009		1,900	1,901
5.395% due 01/30/2009		1,200	1,201
5.400% due 12/26/2008		900	901
6.125% due 08/25/2036		1,200	1,182
DnB NORBank ASA
5.425% due 10/13/2009		600	600
Export-Import Bank of China
4.875% due 07/21/2015		100	95
Ford Motor Credit Co.
6.625% due 06/16/2008		12,800	12,794
General Electric Capital Corp.
5.385% due 10/26/2009		2,100	2,102
5.428% due 01/20/2010		3,000	3,006
5.430% due 08/15/2011		2,200	2,199
GMAC LLC
6.000% due 12/15/2011		100	95
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		500	500
5.410% due 03/30/2009		1,000	1,001
5.440% due 11/16/2009		800	801
5.450% due 12/22/2008		1,500	1,502
5.450% due 06/23/2009		1,000	1,001
HBOS PLC
5.920% due 09/29/2049		100	94
HSBC Finance Corp.
5.440% due 03/12/2010		3,500	3,500
5.607% due 05/10/2010		400	402
JPMorgan Chase & Co.
5.370% due 06/26/2009		500	501
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		100	97
Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009		2,400	2,403
5.445% due 01/23/2009		900	901
Merrill Lynch & Co., Inc.
5.395% due 10/23/2008		1,000	1,001
5.450% due 08/22/2008		400	400
5.450% due 08/14/2009		1,200	1,201
MetLife, Inc.
6.400% due 12/15/2036		300	279
Morgan Stanley
5.360% due 11/21/2008		500	500
Mystic Re Ltd.
11.660% due 12/05/2008		800	795
Petroleum Export Ltd.
5.265% due 06/15/2011		83	81
Resona Bank Ltd.
5.850% due 09/29/2049		200	192
Royal Bank of Scotland Group PLC
5.405% due 07/21/2008		500	500
Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008		3,300	3,303
SLM Corp.
5.495% due 07/27/2009		400	390
State Street Capital Trust IV
6.355% due 06/15/2037		100	101
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,100	1,050
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	98
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		2,600	2,602
USB Capital IX
6.189% due 04/15/2049		100	101
Wachovia Bank N.A.
5.320% due 10/03/2008		500	500
Wachovia Corp.
5.405% due 10/28/2008		1,700	1,702
5.410% due 12/01/2009		200	200
5.486% due 10/15/2011		1,500	1,503

			69,694

Industrials 1.3%
Anadarko Petroleum Corp.
5.760% due 09/15/2009		800	801
CODELCO, Inc.
6.150% due 10/24/2036		100	100
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		300	301
HJ Heinz Co.
6.428% due 12/01/2008		100	101
Peabody Energy Corp.
7.875% due 11/01/2026		200	208
Pemex Project Funding Master Trust
5.750% due 12/15/2015		200	196
7.375% due 12/15/2014		10	11
Time Warner, Inc.
5.590% due 11/13/2009		600	601
Transocean, Inc.
5.560% due 09/05/2008		500	500
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		1,700	1,700

			4,519

Utilities 0.8%
AT&T, Inc.
5.456% due 02/05/2010		400	401
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		600	645
Qwest Corp.
7.625% due 06/15/2015		600	622
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		300	279
Telefonica Emisones SAU
5.660% due 06/19/2009		700	703

			2,650

Total Corporate Bonds & Notes (Cost $76,946)			76,863

MUNICIPAL BONDS & NOTES 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		400	397

Total Municipal Bonds & Notes (Cost $389)			397

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008		1,000	994

Total Commodity Index-Linked Notes (Cost $1,000)			994

U.S. GOVERNMENT AGENCIES 65.9%
Fannie Mae
4.673% due 05/25/2035		100	99
5.000% due 11/01/2017 - 03/01/2036		18,081	17,447
5.380% due 12/25/2036		362	361
5.440% due 03/25/2034		266	266
5.500% due 05/01/2032 - 08/01/2037		92,212	89,209
5.642% due 05/01/2036		16	16
5.670% due 03/25/2044		903	904
5.720% due 11/25/2032		85	86
6.000% due 07/01/2037		78,100	77,258
6.183% due 09/01/2034		80	81
6.214% due 07/01/2044		170	172
6.335% due 12/01/2036		69	70
7.000% due 09/01/2013		11	11
8.000% due 12/01/2030		3	3
Freddie Mac
4.500% due 10/01/2007		34	34
5.470% due 07/15/2019 - 10/15/2020		12,900	12,889
5.500% due 08/15/2030 - 07/01/2037		3,005	2,898
5.550% due 07/15/2037		4,500	4,500
6.000% due 07/01/2037		8,000	7,926
6.227% due 02/25/2045		87	87
7.198% due 02/01/2024		20	20
8.000% due 01/01/2017		35	37
Ginnie Mae
5.375% due 03/20/2027		4	4
6.000% due 07/01/2037		9,000	8,953
8.000% due 02/15/2030		2	2
Small Business Administration
4.750% due 07/01/2025		1,217	1,156
5.520% due 06/01/2024		1,276	1,273

Total U.S. Government Agencies (Cost $229,646)			225,762

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026		625	566
2.375% due 01/15/2025		658	632
U.S. Treasury Notes
4.500% due 05/15/2017		4,600	4,412

Total U.S. Treasury Obligations (Cost $5,708)			5,610

MORTGAGE-BACKED SECURITIES 4.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		330	323
Arkle Master Issuer PLC
5.300% due 11/19/2007		1,600	1,600
Banc of America Funding Corp.
4.113% due 05/25/2035		522	511
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031		160	162
6.500% due 09/25/2033		51	51
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034		171	172
5.044% due 04/25/2033		7	7
5.329% due 02/25/2033		1	1
6.048% due 01/25/2034		20	21
Bear Stearns Alt-A Trust
5.377% due 05/25/2035		1,182	1,177
5.480% due 02/25/2034		697	697
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		170	167
Countrywide Alternative Loan Trust
5.500% due 05/25/2047		552	553
6.000% due 10/25/2033		128	127
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		158	157
5.590% due 05/25/2034		82	82
CS First Boston Mortgage Securities Corp.
5.631% due 05/25/2032		2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037		2,398	2,400
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		695	695
5.400% due 01/25/2047		771	772
GSR Mortgage Loan Trust
5.354% due 06/25/2034		656	660
6.000% due 03/25/2032		1	1
Impac CMB Trust
6.120% due 07/25/2033		88	88
MASTR Asset Securitization Trust
5.500% due 09/25/2033		39	37
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		19	19
MLCC Mortgage Investors, Inc.
6.974% due 01/25/2029		151	152
Morgan Stanley Capital I
5.500% due 04/25/2017		1	1
Prime Mortgage Trust
5.720% due 02/25/2019		20	20
5.720% due 02/25/2034		111	112
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		533	508
Structured Asset Securities Corp.
5.329% due 10/25/2035		663	663
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		596	596
Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033		2	2
Washington Mutual, Inc.
5.474% due 02/27/2034		72	71
5.610% due 10/25/2045		140	140
5.960% due 12/25/2027		1,364	1,364
6.029% due 02/25/2046		469	470
6.229% due 11/25/2042		129	129
6.429% due 08/25/2042		87	87
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		679	670

Total Mortgage-Backed Securities (Cost $15,509)			15,467

ASSET-BACKED SECURITIES 14.3%
ACE Securities Corp.
5.370% due 12/25/2036		226	226
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		18	18
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		456	457
5.480% due 05/25/2035		186	187
Bank One Issuance Trust
5.430% due 12/15/2010		4,400	4,407
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		847	847
5.400% due 10/25/2036		329	329
Carrington Mortgage Loan Trust
5.370% due 01/25/2037		3,180	3,182
Chase Credit Card Master Trust
5.430% due 02/15/2011		1,000	1,002
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037		7,032	7,036
5.400% due 06/25/2037		618	619
5.800% due 12/25/2031		110	110
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		21	21
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		1,064	1,065
5.370% due 12/25/2036		643	643
5.390% due 12/25/2037		3,013	3,015
First USA Credit Card Master Trust
5.480% due 04/18/2011		1,600	1,604
Fremont Home Loan Trust
5.370% due 10/25/2036		2,287	2,287
5.380% due 01/25/2037		497	497
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036		570	570
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036		967	968
5.370% due 10/25/2036		2,698	2,695
Lehman XS Trust
5.390% due 05/25/2046		232	233
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036		1,127	1,128
5.360% due 11/25/2036		2,470	2,472
5.600% due 10/25/2034		49	49
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036		733	733
MBNA Credit Card Master Note Trust
5.440% due 08/16/2010		2,200	2,204
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037		481	481
5.390% due 08/25/2036		2,537	2,538
Morgan Stanley ABS Capital I
5.370% due 10/25/2036		298	298
Option One Mortgage Loan Trust
5.370% due 07/25/2036		421	421
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		1,160	1,161
5.420% due 08/25/2046		2,626	2,627
Soundview Home Equity Loan Trust
5.400% due 01/25/2037		2,815	2,816
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		106	107

Total Asset-Backed Securities (Cost $49,035)			49,053

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	96

Total Sovereign Issues (Cost $99)			96

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	300	173
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	272

Total Foreign Currency-Denominated Issues (Cost $433)			445

		Shares
PREFERRED STOCKS 0.7%
DG Funding Trust
7.600% due 12/31/2049		217	2,261

Total Preferred Stocks (Cost $2,294)			2,261

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 23.7%
Certificates of Deposit 7.7%
Barclays Bank PLC
5.281% due 03/17/2008		$3,200	3,200
BNP Paribas
5.262% due 05/28/2008		500	500
5.270% due 09/23/2008		2,300	2,300
Calyon Financial, Inc.
5.340% due 01/16/2009		1,200	1,200
Dexia S.A.
5.270% due 09/29/2008		4,000	4,001
Fortis Bank NY
5.265% due 06/30/2008		1,500	1,501
5.300% due 09/30/2008		1,100	1,100
Nordea Bank Finland PLC
5.262% due 03/31/2008		500	500
5.308% due 05/28/2008		500	500
Royal Bank of Canada
5.267% due 06/30/2008		1,600	1,602
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		3,400	3,400
Skandinav Enskilda BK
5.270% due 10/03/2007		1,900	1,900
5.272% due 08/21/2008		1,000	1,000
Societe Generale NY
5.269% due 06/30/2008		500	500
5.271% due 06/30/2008		2,400	2,401
Unicredito Italiano NY
5.358% due 05/06/2008		600	600

			26,205

Commercial Paper 9.5%
Bank of America Corp.
5.200% due 10/04/2007		2,500	2,494
Calyon N.A. LLC
5.395% due 06/29/2010		100	100
Cox Communications, Inc.
5.570% due 09/17/2007		400	400
Danske Corp.
5.235% due 10/12/2007		9,300	9,208
Societe Generale NY
5.225% due 11/26/2007		7,500	7,389
Svenska Handelsbanken, Inc.
5.203% due 10/09/2007		8,100	8,041
UBS Finance Delaware LLC
5.225% due 10/23/2007		4,900	4,888

			32,520

Repurchase Agreements 1.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007		4,244	4,244
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $4,333. Repurchase proceeds are $4,246.)

U.S. Treasury Bills 5.3%
4.607% due 08/30/2007 - 09/13/2007 (a)(c)(e)		18,480	18,278

Total Short-Term Instruments (Cost $81,273)			81,247

Purchased Options (g) 0.1% (Cost $1,158)			401
Total Investments (d) 134.8% (Cost $466,493)			$461,605
Written Options (h) (0.2%) (Premiums $1,247)			(563)
Other Assets and Liabilities (Net) (34.6%)			(118,548)

Net Assets 100.0%			$342,494

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $17,399 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $17,535 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2007	28	$(40)
90-Day Euribor December Futures	Long	12/2008	18	(40)
90-Day Euribor June Futures	Long	06/2008	41	(87)
90-Day Euribor March Futures	Long	03/2008	23	(45)
90-Day Euribor September Futures	Long	09/2008	45	(43)
90-Day Eurodollar December Futures	Long	12/2008	286	(216)
90-Day Eurodollar June Futures	Long	06/2008	1,003	(1,018)
90-Day Eurodollar March Futures	Long	03/2009	27	(40)
90-Day Eurodollar September Futures	Long	09/2008	352	(335)
90-Day Euroyen December Futures	Long	12/2007	71	(8)
E-mini S&P 500 Index September Futures	Long	09/2007	803	(598)
Euro-Bund 10-Year Note September Futures	Short	09/2007	7	(5)
S&P 500 Index September Futures	Long	09/2007	747	(2,386)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	1	(1)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	18	(20)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	39	(86)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	4	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	36	(63)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	46	(82)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	21	(45)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	11	(27)

				$(5,192)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	20,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		$1,000	7
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009		3,600	1
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009		4,000	4
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		700	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		2,500	(1)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008		2,000	6
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		500	2
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008		300	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		5,000	30
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		2,400	11
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		3,600	3
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007		2,300	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		1,600	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007		1,600	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		200	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		300	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009		400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		2,700	51
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016		1,500	103
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%	07/20/2007		2,400	7
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009		2,400	8
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009		1,900	2

							$242

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	1,100	$(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	1,700	10
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		400	3
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		1,100	7
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		700	14
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,700	31
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,100	13
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		2,500	(1)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		1,900	38
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		600	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,100	(8)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	(3)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		900	(10)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		300	(3)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		400	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	2,900	(28)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,500	(22)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,700	(29)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	47
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(7)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		1,700	(17)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,400	(83)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		7,400	(23)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		500	29
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,400	(132)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	125
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(393)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	19
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,400	(21)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,100	5
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	265
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	5
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	150,000	(3)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,120,000	(6)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		240,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		2,600,000	(7)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		80,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,180,000	(36)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,200	1
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		4,700	(4)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$22,800	(17)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,700	16
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		27,300	(59)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		100,700	67
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		5,600	(25)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	10
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		1,800	5
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,500	(113)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,900	(26)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		27,300	(63)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		8,000	(15)

							$(461)

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.500	09/17/2007	102	$1	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	98	1	0
Put - CME S&P 500 Index September Futures	925.000	09/20/2007	529	15	0
Put - CME S&P 500 Index September Futures	950.000	09/20/2007	416	12	0

				$29	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	2,000	$9	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	34	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		5,000	28	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		4,000	19	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$9,000	37	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		3,000	13	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		24,500	118	48
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	08/08/2007		8,000	7	7
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		9,000	26	3
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		11,000	25	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		9,200	51	11
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		35,200	125	69
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		10,000	26	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		18,000	41	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		26,000	33	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		22,900	114	37
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		34,200	201	42
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		7,500	30	15
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		9,000	32	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		42,800	154	145

								$1,123	$397

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 09/01/2037	$92.500	09/06/2007	$54,100	$6	$4

(h) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	99	$32	$60
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	55	17	15
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	13	3	1
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	18	2	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	75	29	16
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	111	43	52

				$126	$145

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR- LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR- LIBOR	Receive	4.100%	07/02/2007		3,000	41	0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR- LIBOR	Receive	4.230%	07/02/2007		2,000	26	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR- LIBOR	Receive	4.100%	07/02/2007		2,000	23	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD- LIBOR	Receive	4.900%	08/08/2007		$4,000	35	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD- LIBOR	Receive	4.950%	09/26/2008		10,500	117	53
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD- LIBOR	Receive	5.570%	08/08/2007		2,000	8	9
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD- LIBOR	Receive	4.900%	02/01/2008		2,000	25	4
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD- LIBOR	Receive	4.850%	08/08/2007		2,000	27	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD- LIBOR	Receive	4.900%	03/31/2008		4,000	49	12
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD- LIBOR	Receive	4.950%	09/26/2008		15,300	127	77
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	4.950%	07/02/2007		2,900	31	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	4.900%	08/08/2007		5,000	33	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	4.900%	08/08/2007		3,000	35	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	5.000%	08/08/2007		1,000	11	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	5.100%	02/01/2008		10,000	120	36
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	4.900%	03/31/2008		9,700	129	30
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	4.950%	03/31/2008		5,000	62	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	4.950%	09/26/2008		3,500	32	18
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	5.000%	12/15/2008		3,000	31	21
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Receive	5.200%	12/15/2008		14,300	147	141

								$1,121	$418

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.500%	05/15/2017	$8,300	$7,951	$8,019
U.S. Treasury Notes	4.625%	02/15/2017	1,300	1,264	1,283

				$9,215	$9,302

(2)	Market value includes $83 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,486	07/2007	$9	$0	$9
Sell		17	07/2007	0	0	0
Buy	BRL	8,568	10/2007	139	0	139
Buy		10,393	03/2008	381	0	381
Buy	CAD	891	08/2007	4	0	4
Buy	CLP	64,260	03/2008	0	(1)	(1)
Buy	CNY	384	09/2007	1	0	1
Sell		384	09/2007	0	0	0
Buy		3,651	11/2007	2	0	2
Sell		3,651	11/2007	1	(1)	0
Buy		1,888	01/2008	0	(2)	(2)
Sell		1,888	01/2008	0	0	0
Buy	EUR	925	07/2007	12	0	12
Sell	GBP	884	08/2007	0	(9)	(9)
Buy	IDR	2,469,600	05/2008	0	(12)	(12)
Buy	INR	18,763	10/2007	2	0	2
Buy		11,541	05/2008	5	0	5
Sell	JPY	139,943	07/2007	16	0	16
Buy	KRW	505,319	07/2007	3	0	3
Sell		74,910	07/2007	0	0	0
Buy		102,408	08/2007	0	0	0
Buy		597,865	09/2007	2	0	2
Buy	MXN	2,699	09/2007	3	0	3
Buy		16,987	03/2008	15	0	15
Buy	MYR	2,816	05/2008	0	(13)	(13)
Buy	NZD	200	07/2007	4	0	4
Buy	PHP	37,343	05/2008	0	(10)	(10)
Buy	PLN	3,244	09/2007	19	0	19
Buy		672	03/2008	3	0	3
Buy	RUB	6,181	09/2007	3	0	3
Buy		7,407	11/2007	7	0	7
Buy		21,234	12/2007	19	0	19
Buy		39,914	01/2008	7	0	7
Buy	SEK	534	09/2007	1	0	1
Buy	SGD	2,854	07/2007	0	(12)	(12)
Sell		1,679	07/2007	0	(7)	(7)
Buy		393	08/2007	2	0	2
Buy		172	09/2007	0	0	0
Buy		3,128	10/2007	9	(1)	8
Buy	ZAR	39	09/2007	0	0	0

				$669	$(68)	$601

See accompanying notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.6%
HCA, Inc.
7.600% due 11/14/2013		$1,000	$1,006
Tell Group PLC
7.071% due 08/09/2011		5	5

Total Bank Loan Obligations (Cost $1,005)			1,011

CORPORATE BONDS & NOTES 36.8%
Banking & Finance 26.9%
American Express Centurion Bank
5.380% due 04/17/2009		1,200	1,200
American Honda Finance Corp.
5.420% due 03/09/2009		500	501
ANZ National International Ltd.
5.396% due 08/07/2009		1,100	1,100
Bank of America Corp.
5.370% due 06/19/2009		1,700	1,702
Bear Stearns Cos., Inc.
5.450% due 03/30/2009		400	400
5.450% due 08/21/2009		200	200
5.505% due 04/29/2008		900	901
BNP Paribas
5.186% due 06/29/2049		200	187
C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	195
Calabash Re II Ltd.
13.760% due 01/08/2010		400	404
14.960% due 01/08/2010		400	418
Caterpillar Financial Services Corp.
5.420% due 05/18/2009		1,600	1,602
CIT Group, Inc.
5.505% due 01/30/2009		1,100	1,099
5.510% due 12/19/2008		100	100
5.570% due 05/23/2008		100	100
Citigroup Funding, Inc.
5.320% due 04/23/2009		100	100
5.350% due 12/08/2008		100	100
5.360% due 06/26/2009		200	200
Citigroup Global Markets Holdings, Inc.
5.400% due 03/07/2008		25	25
Citigroup, Inc.
4.200% due 12/20/2007		300	298
5.390% due 12/28/2009		300	300
5.395% due 01/30/2009		800	801
5.400% due 12/26/2008		600	601
6.125% due 08/25/2036		100	99
Ford Motor Credit Co.
6.625% due 06/16/2008		5,300	5,298
Foundation Re II Ltd.
12.110% due 11/26/2010		400	402
General Electric Capital Corp.
5.385% due 10/26/2009		1,100	1,101
5.390% due 03/12/2010		100	100
5.428% due 01/20/2010		700	701
Goldman Sachs Group, Inc.
5.410% due 03/30/2009		200	200
5.447% due 11/10/2008		300	301
5.450% due 12/22/2008		200	200
5.455% due 07/29/2008		400	401
5.475% due 10/05/2007		700	700
5.685% due 07/23/2009		20	20
HBOS Treasury Services PLC
5.397% due 07/17/2009		600	601
HSBC Bank USA N.A.
5.500% due 06/10/2009		300	301
HSBC Finance Corp.
5.415% due 10/21/2009		200	200
5.490% due 09/15/2008		1,000	1,002
HSBC Holdings PLC
6.500% due 05/02/2036		400	412
International Lease Finance Corp.
5.580% due 05/24/2010		1,500	1,504
JPMorgan Chase & Co.
5.539% due 10/02/2009		500	502
Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009		300	300
5.445% due 10/22/2008		500	501
5.570% due 12/23/2010		200	200
5.579% due 07/18/2011		300	301
5.607% due 11/10/2009		200	201
MBNA Corp.
5.786% due 05/05/2008		1,100	1,104
Merrill Lynch & Co., Inc.
5.460% due 06/16/2008		1,600	1,602
MetLife, Inc.
6.400% due 12/15/2036		100	93
Morgan Stanley
5.467% due 02/09/2009		900	902
5.482% due 11/09/2007		600	600
5.595% due 01/22/2009		100	100
Mystic Re Ltd.
11.660% due 12/05/2008		300	298
National Australia Bank Ltd.
5.400% due 09/11/2009		400	401
Pricoa Global Funding I
5.435% due 01/25/2008		600	601
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		200	200
5.405% due 07/21/2008		300	300
Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007		200	200
5.415% due 10/21/2008		600	601
5.420% due 09/19/2008		700	701
SLM Corp.
5.565% due 07/25/2008		1,300	1,291
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		200	193
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	95
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	98
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		200	200
Wachovia Bank N.A.
5.400% due 03/23/2009		800	801
Wachovia Corp.
5.405% due 10/28/2008		600	601
5.486% due 10/15/2011		200	200
Wells Fargo & Co.
5.400% due 03/10/2008		800	801
5.420% due 03/23/2010		800	801

			40,866

Industrials 6.5%
Anadarko Petroleum Corp.
5.760% due 09/15/2009		500	501
Comcast Corp.
5.656% due 07/14/2009		400	400
CSC Holdings, Inc.
7.250% due 07/15/2008		1,000	1,010
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		200	200
5.790% due 03/13/2009		300	301
5.805% due 08/03/2009		300	302
5.840% due 09/10/2007		600	601
Diageo Capital PLC
5.457% due 11/10/2008		600	601
Gaz Capital for Gazprom
6.212% due 11/22/2016		100	98
General Electric Co.
5.400% due 12/09/2008		400	401
Peabody Energy Corp.
7.375% due 11/01/2016		100	103
Pemex Project Funding Master Trust
5.750% due 12/15/2015		100	98
Safeway, Inc.
5.710% due 03/27/2009		1,300	1,301
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		300	331
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		500	500
5.500% due 02/16/2012		700	698
Time Warner, Inc.
5.590% due 11/13/2009		1,500	1,502
Transocean, Inc.
5.560% due 09/05/2008		300	300
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		600	600
Williams Cos., Inc.
6.375% due 10/01/2010		100	101

			9,949

Utilities 3.4%
AT&T, Inc.
5.450% due 05/15/2008		200	200
5.570% due 11/14/2008		1,300	1,304
BellSouth Corp.
5.460% due 08/15/2008		400	400
5.485% due 11/15/2007		500	500
Florida Power Corp.
5.760% due 11/14/2008		700	701
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		100	97
Qwest Corp.
7.625% due 06/15/2015		100	104
Southern California Edison Co.
5.455% due 02/02/2009		200	200
Telefonica Emisones SAU
5.660% due 06/19/2009		1,000	1,004
TXU Electric Delivery Co.
5.735% due 09/16/2008		600	601

			5,111

Total Corporate Bonds & Notes (Cost $55,911)			55,926

MUNICIPAL BONDS & NOTES 0.1%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		95	94
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	26

Total Municipal Bonds & Notes (Cost $120)			120

U.S. GOVERNMENT AGENCIES 43.2%
Fannie Mae
4.350% due 03/01/2035		54	54
4.404% due 10/01/2034		38	38
4.487% due 09/01/2035		284	284
4.493% due 07/01/2035		215	213
4.620% due 09/01/2035		297	294
4.695% due 12/01/2033		114	115
4.708% due 12/01/2033		89	89
4.837% due 06/01/2035		303	300
5.000% due 10/01/2035 - 03/01/2036		8,841	8,308
5.005% due 06/01/2035		286	284
5.500% due 04/01/2034 - 08/01/2037		15,856	15,303
5.670% due 09/25/2042		231	233
6.000% due 01/01/2036 - 07/01/2037		26,094	25,829
6.973% due 11/01/2035		48	50
Freddie Mac
4.715% due 06/01/2035		509	498
4.913% due 11/01/2034		194	192
5.000% due 12/15/2020 - 01/15/2024		257	256
5.470% due 07/15/2019 - 10/15/2020		5,500	5,495
5.500% due 08/15/2030 - 07/01/2037		1,000	965
5.550% due 07/15/2037		1,800	1,800
5.720% due 06/15/2018		31	31
6.000% due 07/01/2037		3,000	2,972
Ginnie Mae
6.000% due 07/01/2037		2,000	1,990
Small Business Administration
5.520% due 06/01/2024		20	20

Total U.S. Government Agencies (Cost $66,332)			65,613

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026		416	377

Total U.S. Treasury Obligations (Cost $387)			377

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		47	46
Banc of America Funding Corp.
4.113% due 05/25/2035		75	73
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		199	196
6.048% due 01/25/2034		1	1
Bear Stearns Alt-A Trust
5.377% due 05/25/2035		13	13
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		85	83
4.900% due 12/25/2035		146	146
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		507	500
5.600% due 02/25/2037		776	778
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		79	78
5.560% due 04/25/2035		74	74
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		78	77
GSR Mortgage Loan Trust
4.538% due 09/25/2035		232	229
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		1,360	1,362
5.540% due 05/19/2035		71	71
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		149	148
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		88	88
Mellon Residential Funding Corp.
5.760% due 12/15/2030		596	599
5.800% due 06/15/2030		8	8
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		205	206
5.340% due 08/25/2034		276	275
6.429% due 01/25/2035		160	161
Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036		75	75
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		255	256
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		991	991
Washington Mutual, Inc.
5.510% due 04/25/2045		131	131
5.724% due 10/25/2046		824	827
6.229% due 11/25/2042		55	55
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		340	335

Total Mortgage-Backed Securities (Cost $7,880)			7,882

ASSET-BACKED SECURITIES 6.1%
ACE Securities Corp.
5.380% due 10/25/2036		373	373
5.430% due 10/25/2035		34	34
American Express Credit Account Master Trust
5.820% due 02/15/2012		369	370
Argent Securities, Inc.
5.370% due 09/25/2036		120	120
5.400% due 01/25/2036		126	126
Asset-Backed Securities Corp. Home Equity
5.480% due 05/25/2035		12	12
5.595% due 09/25/2034		124	124
Carrington Mortgage Loan Trust
5.385% due 02/25/2036		64	64
Citigroup Mortgage Loan Trust, Inc.
5.380% due 05/25/2037		800	800
Countrywide Asset-Backed Certificates
5.370% due 03/25/2047		319	319
5.390% due 06/25/2037		260	260
5.800% due 12/25/2031		1	1
GSR Mortgage Loan Trust
5.420% due 11/25/2030		31	32
Home Equity Asset Trust
5.430% due 02/25/2036		115	115
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		169	169
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		122	122
Long Beach Mortgage Loan Trust
5.380% due 10/25/2036		1,181	1,181
5.400% due 02/25/2036		45	45
5.410% due 01/25/2036		87	87
5.600% due 10/25/2034		37	37
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		292	292
Park Place Securities, Inc.
5.632% due 10/25/2034		539	541
Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036		381	382
Residential Asset Securities Corp.
5.390% due 11/25/2036		307	307
SLM Student Loan Trust
5.335% due 04/25/2012		571	572
5.345% due 10/27/2014		1,454	1,455
5.355% due 01/25/2016		259	259
5.355% due 01/25/2018		118	118
5.365% due 01/26/2015		37	37
Soundview Home Equity Loan Trust
5.380% due 06/25/2036		207	207
Structured Asset Securities Corp.
5.370% due 10/25/2036		370	370
5.450% due 12/25/2035		96	96
Wells Fargo Home Equity Trust
5.440% due 12/25/2035		321	321

Total Asset-Backed Securities (Cost $9,342)			9,348

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
8.250% due 03/31/2010		13	14

Total Sovereign Issues (Cost $14)			14

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	407

Total Foreign Currency-Denominated Issues (Cost $377)			407

	Shares
PREFERRED STOCKS 0.6%
DG Funding Trust
7.600% due 12/31/2049		85	886

Total Preferred Stocks (Cost $904)			886

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 23.1%
Certificates of Deposit 5.1%
BNP Paribas
5.262% due 05/28/2008		$200	200
Calyon Financial, Inc.
5.340% due 01/16/2009		400	400
Fortis Bank NY
5.265% due 04/28/2008		700	701
5.265% due 06/30/2008		200	200
5.300% due 09/30/2008		400	400
Nordea Bank Finland PLC
5.308% due 05/28/2008		200	200
5.308% due 04/09/2009		600	600
Royal Bank of Canada
5.267% due 06/30/2008		600	601
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		1,100	1,100
Societe Generale NY
5.269% due 06/30/2008		400	400
5.270% due 03/26/2008		700	700
5.271% due 06/30/2008		800	800
Unicredito Italiano NY
5.360% due 12/03/2007		1,400	1,401

			7,703

Commercial Paper 8.3%
Calyon N.A. LLC
5.395% due 06/29/2010		100	100
Freddie Mac
4.800% due 07/02/2007		5,000	5,000
Societe Generale NY
5.195% due 11/26/2007		600	597
UBS Finance Delaware LLC
5.240% due 10/23/2007		7,000	6,903

			12,600

Repurchase Agreements 3.5%
State Street Bank and Trust Co.
4.900% due 07/02/2007		5,333	5,333
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $5,443. Repurchase proceeds are $5,335.)

U.S. Treasury Bills 6.2%
4.649% due 08/30/2007 - 09/13/2007 (a)(d)		9,540	9,434

Total Short-Term Instruments (Cost $35,084)			35,070

Purchased Options (f) 0.1% (Cost $507)			154
Total Investments (c) 116.3% (Cost $177,863)			$176,808
Written Options (g) (0.1%) (Premiums $538)			(216)
Other Assets and Liabilities (Net) (16.2%)			(24,628)

Net Assets 100.0%			$151,964

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $6,818 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $9,434 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	28	$(40)
90-Day Euribor December Futures	Long	12/2008	11	(25)
90-Day Euribor June Futures	Long	06/2008	25	(54)
90-Day Euribor March Futures	Long	03/2008	11	(22)
90-Day Euribor September Futures	Long	09/2008	21	(24)
90-Day Eurodollar December Futures	Long	12/2007	252	(191)
90-Day Eurodollar December Futures	Long	12/2008	111	(58)
90-Day Eurodollar June Futures	Long	06/2008	503	(544)
90-Day Eurodollar March Futures	Long	03/2008	454	(485)
90-Day Eurodollar March Futures	Long	03/2009	11	(16)
90-Day Eurodollar September Futures	Long	09/2008	86	(38)
90-Day Euroyen December Futures	Long	12/2007	23	(2)
E-mini S&P 500 Index September Futures	Long	09/2007	75	(55)
Euro-Bund 10-Year Note September Futures	Short	09/2007	3	(2)
S&P 500 Index September Futures	Short	09/2007	416	3,178
U.S. Treasury 10-Year Note September Futures	Short	09/2007	12	11
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	23	(26)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	23	(53)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	18	(31)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	19	(35)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	14	(30)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	7	(18)

				$1,439

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	13,000	$1
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%	09/20/2008		$1,000	(3)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009		1,300	0
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009		300	1
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%	08/20/2011		500	4
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.495%	08/20/2011		500	3
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009		1,400	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009		200	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		200	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008		800	2
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		200	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		2,000	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		1,100	7
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		900	1
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007		200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		700	0
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007		700	1
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		100	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009		200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		1,200	23
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009		700	2
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009		200	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009		800	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	08/20/2016		500	34

							$93

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	400	$0
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	700	4
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		200	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		500	3
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		300	6
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		600	11
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	100	(1)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		200	2
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		1,300	0
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		800	16
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		300	(2)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		400	(3)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(7)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	(2)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	1,000	(10)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	(9)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		600	(11)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	24
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		600	(6)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,200	(29)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		3,000	(9)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		200	11
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		400	(6)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	62
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	19
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	(9)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		900	(3)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	135
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		100	5
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	50,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		440,000	(2)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		80,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		30,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		790,000	(13)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	500	0
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		2,000	(2)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$8,300	(6)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		700	7
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		9,700	(21)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		23,800	22
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,900	69
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	3
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		1,200	(1)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		700	17
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,800	(21)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		700	(5)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		9,700	(22)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,500	(53)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		600	(5)

							$150

(f) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 Index September Futures	$1,825.000	09/21/2007	293	$8	$4

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007	EUR	3,000	$17	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$2,000	8	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		3,000	13	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		13,000	63	26
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	08/08/2007		4,000	4	3
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		5,000	14	1
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		4,000	9	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		2,300	13	3
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		11,000	39	22
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		10,000	26	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	13	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		10,000	13	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		6,000	24	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		11,900	59	19
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		22,700	133	28
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		4,000	14	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		3,000	11	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		9,000	26	30

								$499	$150

(g) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	40	$13	$24
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	22	7	6
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	5	1	1
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	8	1	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	10	5	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	30	12	7
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	35	12	16

				$51	$55

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007	EUR	1,000	$13	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$1,000	9	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		5,500	62	28
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		1,000	13	2
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		1,000	14	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		1,000	12	3
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		5,000	41	25
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		1,800	19	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		2,000	13	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		1,000	12	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		1,000	11	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		3,000	28	4
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		5,000	60	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		6,000	80	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		4,000	49	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		1,500	12	8
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		1,000	10	7
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		3,000	25	30

								$483	$157

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 09/01/2037	$88.000	09/06/2007	$1,000	$4	$4

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.500%	05/15/2017	$2,800	$2,686	$2,707
U.S. Treasury Notes	4.625%	02/15/2017	500	486	494

				$3,172	$3,201

(2)	Market value includes $31 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	463	07/2007	$3	$0	$3
Buy	BRL	6,349	10/2007	123	0	123
Buy		2,366	03/2008	75	0	75
Buy	CAD	362	08/2007	2	0	2
Buy	CNY	192	09/2007	1	0	1
Sell		192	09/2007	0	0	0
Buy		14,289	11/2007	2	(1)	1
Sell		14,289	11/2007	0	(4)	(4)
Buy		1,014	01/2008	0	(1)	(1)
Sell		1,014	01/2008	0	0	0
Sell	EUR	301	07/2007	0	(4)	(4)
Sell	GBP	361	08/2007	0	(4)	(4)
Buy	IDR	970,200	05/2008	0	(5)	(5)
Buy	INR	6,654	10/2007	1	0	1
Buy		5,479	05/2008	2	0	2
Sell	JPY	25,018	07/2007	3	0	3
Buy	KRW	286,256	07/2007	2	0	2
Sell		31,690	07/2007	0	0	0
Buy		49,166	08/2007	0	0	0
Buy		241,836	09/2007	1	0	1
Buy	MXN	1,983	09/2007	3	0	3
Buy		6,423	03/2008	5	0	5
Buy	MYR	1,061	05/2008	0	(5)	(5)
Buy	NZD	72	07/2007	1	0	1
Buy	PHP	2,396	05/2008	0	(1)	(1)
Buy	PLN	1,445	09/2007	8	0	8
Buy		247	03/2008	1	0	1
Buy	RUB	4,571	09/2007	2	0	2
Buy		2,994	11/2007	3	0	3
Buy		11,429	12/2007	10	0	10
Buy		16,207	01/2008	3	0	3
Buy	SEK	987	09/2007	2	0	2
Buy	SGD	487	07/2007	0	(2)	(2)
Sell		277	07/2007	0	(1)	(1)
Buy		321	08/2007	1	0	1
Buy		591	10/2007	1	0	1

				$255	$(28)	$227

See accompanying notes

Schedule of Investments

Total Return Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.8%
Allied Waste North America, Inc.
5.320% due 01/15/2012		$4,581	$4,603
7.060% due 03/28/2014		4,146	4,163
7.110% due 03/28/2014		2,856	2,867
7.140% due 03/28/2014		1,520	1,526
7.150% due 03/28/2014		1,658	1,665
Biomet, Inc.
6.000% due 03/08/2008		15,000	15,037
Community Health Corp.
4.000% due 07/02/2014		1,423	1,426
5.000% due 07/02/2014		21,577	21,628
7.000% due 04/10/2008		25,000	24,938
Constellation Brands, Inc.
7.000% due 06/05/2011		2,000	2,002
CSC Holdings, Inc.
7.070% due 02/24/2013		35,698	35,726
7.070% due 03/29/2013		2,085	2,087
DaVita, Inc.
6.820% due 10/05/2012		8,212	8,233
6.850% due 10/05/2012		13,586	13,621
6.860% due 10/05/2012		3,656	3,665
Dex Media East LLC
3.850% due 09/10/2010		261	263
Dex Media West LLC
6.820% due 09/09/2010		947	948
6.840% due 09/09/2010		4	4
6.860% due 09/09/2010		5,329	5,332
Domtar Corp.
6.735% due 03/07/2014		3,000	2,991
Ford Motor Co.
8.360% due 11/29/2013		32,917	33,091
Freeport-McMoRan Copper & Gold, Inc.
9.000% due 03/19/2014		13,833	13,857
Freescale Semiconductor, Inc.
7.110% due 11/28/2013		2,992	2,968
Fresenius Medical Care Capital Trust
6.725% due 03/22/2013		2,052	2,053
6.735% due 03/22/2013		231	231
General Motors Acceptance Corp.
7.725% due 11/17/2013		36,907	37,198
Georgia-Pacific Corp.
7.110% due 12/20/2012		47,497	47,659
HCA, Inc.
7.100% due 11/17/2012		17,876	17,928
Health Management Associates, Inc.
7.100% due 01/16/2014		5,000	5,011
Idearc, Inc.
8.000% due 11/17/2013		15,000	15,001
Kinder Morgan, Inc.
6.820% due 05/24/2014		30,000	30,013
7.000% due 11/24/2013		31,700	31,641
Las Vegas Sands Corp.
3.000% due 05/15/2014		21,500	21,481
7.110% due 05/15/2014		54,000	53,952
Metro-Goldwyn-Mayer, Inc.
8.600% due 04/08/2012		29,610	29,715
8.614% due 04/08/2012		6,982	7,007
NRG Energy, Inc.
7.070% due 11/04/2012		22,500	22,438
RH Donnelley, Inc.
6.840% due 03/09/2010		67	67
6.850% due 09/09/2010		416	415
6.850% due 06/30/2011		1,215	1,215
6.860% due 03/09/2010		1,927	1,928
6.860% due 09/09/2010		1,184	1,185
6.860% due 06/30/2011		3,785	3,788
Sensata Technologies, Inc.
7.090% due 04/27/2013		13	13
7.105% due 04/21/2013		4,987	4,986
SLM Corp.
6.000% due 06/30/2008		235,900	234,721
Yell Group PLC
7.320% due 02/10/2013		33,000	33,230

Total Bank Loan Obligations (Cost $805,301)			805,517

CORPORATE BONDS & NOTES 25.0%
Banking & Finance 19.0%
ABX Financing Co.
5.750% due 10/15/2016		10,000	9,789
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		10,000	10,952
AIG-Fp Matched Funding Corp.
5.360% due 06/16/2008		100,000	100,159
Allstate Life Global Funding Trusts
5.400% due 03/23/2009		50,000	50,080
American Express Bank FSB
5.330% due 09/26/2008		27,800	27,816
American Express Centurion Bank
5.380% due 04/17/2009		89,100	89,128
5.480% due 12/17/2009		5,000	5,016
American Express Co.
5.250% due 09/12/2011		600	594
American Express Credit Corp.
3.000% due 05/16/2008		150	147
5.370% due 12/19/2008		10,000	10,006
5.380% due 03/02/2009		2,480	2,483
5.380% due 04/06/2009		20,300	20,324
American General Corp.
7.500% due 08/11/2010		250	265
American General Finance Corp.
2.750% due 06/15/2008		500	488
4.500% due 11/15/2007		8,946	8,922
5.470% due 08/16/2007		35,715	35,721
5.479% due 01/18/2008		23,150	23,168
5.490% due 06/27/2008		49,940	50,023
American Honda Finance Corp.
5.420% due 03/09/2009		61,080	61,162
5.420% due 05/12/2009		94,600	94,665
American International Group, Inc.
5.050% due 10/01/2015		41,300	39,380
5.360% due 06/23/2008		70,500	70,530
5.370% due 06/16/2009		15,000	15,062
5.375% due 10/18/2011		1,000	997
5.395% due 01/29/2010		200,000	200,143
6.250% due 05/01/2036		100,000	101,264
Anadarko Finance Co.
6.750% due 05/01/2011		10,000	10,334
ANZ National International Ltd.
5.396% due 08/07/2009		45,000	45,000
Asian Development Bank
5.820% due 06/16/2028		1,100	1,124
ASIF Global Financing XXI
5.710% due 03/14/2008		35,000	35,036
Associates Corp. of North America
8.550% due 07/15/2009		250	265
Australia & New Zealand Banking Group Ltd.
5.420% due 02/18/2008		50,000	50,010
Bank of America Corp.
4.750% due 08/15/2013		500	477
5.200% due 03/15/2018		100	93
5.366% due 11/06/2009		123,100	123,106
5.370% due 03/24/2009		47,300	47,325
5.370% due 06/19/2009		9,300	9,313
5.370% due 09/25/2009		102,700	102,780
5.510% due 02/17/2009		11,000	11,029
5.608% due 02/11/2009		20,000	20,077
5.616% due 10/14/2016		40,000	40,214
7.800% due 02/15/2010		500	529
Bank of America N.A.
5.355% due 07/25/2008		23,900	23,914
5.360% due 12/18/2008		98,100	98,157
5.360% due 02/27/2009		229,600	229,757
5.360% due 06/12/2009		165,060	165,130
6.000% due 10/15/2036		70,100	67,888
Bank of Ireland
5.370% due 12/19/2008		50,000	50,064
Bank One Corp.
2.625% due 06/30/2008		500	487
4.125% due 09/01/2007		300	299
BankAmerica Corp.
6.625% due 10/15/2007		1,000	1,003
BBVA U.S. Senior S.A. Unipersonal
5.427% due 04/17/2009		200,000	200,468
Bear Stearns Cos., Inc.
2.875% due 07/02/2008		500	487
5.450% due 03/30/2009		241,450	241,627
5.450% due 08/21/2009		10,000	9,992
5.450% due 02/23/2010		200,000	199,423
5.486% due 02/08/2008		27,350	27,376
5.490% due 01/07/2009		10,000	10,006
5.505% due 04/29/2008		152,605	152,818
5.585% due 01/31/2011		50,000	49,818
5.630% due 09/09/2009		19,980	20,061
5.655% due 01/30/2009		201,500	202,063
7.625% due 12/07/2009		80	84
Berkshire Hathaway Finance Corp.
3.375% due 10/15/2008		100	98
BFC Finance Corp.
7.375% due 12/01/2017		1,000	1,096
BHP Billiton Finance Ltd.
5.125% due 03/29/2012		10,000	9,808
BNP Paribas
5.186% due 06/29/2049		300	280
Boeing Capital Corp.
4.750% due 09/15/2008		70	69
7.375% due 09/27/2010		135	143
C5 Capital SPV Ltd.
6.196% due 12/01/2049		15,000	14,920
C10 Capital SPV Ltd.
6.722% due 12/31/2049		39,500	38,560
Calabash Re II Ltd.
16.260% due 01/08/2010		2,650	2,758
Capital One Financial Corp.
5.700% due 09/15/2011		10,000	9,960
Caterpillar Financial Services Corp.
3.625% due 11/15/2007		500	497
5.420% due 05/18/2009		101,000	101,140
5.430% due 08/20/2007		12,138	12,140
5.430% due 03/10/2009		28,560	28,593
Charter One Bank N.A.
5.405% due 04/24/2009		100,000	100,136
CIT Group, Inc.
5.430% due 12/19/2007		82,400	82,413
5.430% due 02/21/2008		25,000	25,006
5.470% due 06/08/2009		62,375	62,184
5.480% due 08/17/2009		12,000	11,960
5.500% due 11/30/2007		180	180
5.505% due 01/30/2009		230,175	229,888
5.510% due 08/15/2008		8,400	8,402
5.510% due 12/19/2008		20,000	19,992
5.570% due 05/23/2008		159,355	159,547
5.590% due 09/20/2007		49,455	49,467
5.600% due 11/23/2007		58,936	58,960
6.000% due 02/15/2013		500	488
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,484
Citigroup Funding, Inc.
5.350% due 12/08/2008		173,000	173,100
Citigroup Global Markets Holdings, Inc.
5.476% due 08/03/2009		39,980	40,075
Citigroup, Inc.
4.200% due 12/20/2007		110,800	110,211
5.100% due 09/29/2011		3,000	2,957
5.390% due 12/28/2009		143,230	143,345
5.395% due 01/30/2009		186,000	186,118
5.400% due 12/26/2008		49,830	49,872
5.405% due 05/02/2008		157,585	157,739
5.450% due 05/18/2011		100,000	100,166
5.500% due 06/09/2009		102,559	102,835
5.510% due 05/18/2010		182,550	183,231
6.125% due 08/25/2036		10,000	9,852
CNA Financial Corp.
5.850% due 12/15/2014		20,500	20,120
6.000% due 08/15/2011		25,000	25,104
6.600% due 12/15/2008		200	203
Commonwealth Bank of Australia
5.360% due 06/08/2009		96,300	96,386
Countrywide Financial Corp.
6.250% due 05/15/2016		25,000	24,594
Countrywide Home Loans, Inc.
4.250% due 12/19/2007		205	204
Credit Suisse First Boston
5.500% due 08/16/2011		400	400
Credit Suisse USA, Inc.
5.490% due 12/09/2008		26,380	26,452
DBS Bank Ltd.
5.580% due 05/16/2017		22,000	22,043
Den Norske Bank ASA
5.460% due 03/10/2008		20,000	20,006
East Lane Re Ltd.
11.355% due 05/06/2011		33,600	33,489
El Paso Performance-Linked Trust
7.750% due 07/15/2011		7,250	7,504
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		3,200	2,736
Export-Import Bank of China
4.875% due 07/21/2015		28,200	26,767
Export-Import Bank of Korea
5.570% due 10/04/2011		88,600	88,699
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018		221	246
Ford Credit de Mexico S.A. de C.V.
7.060% due 03/20/2009		187,000	187,844
Ford Motor Credit Co.
4.950% due 01/15/2008		3,000	2,978
5.625% due 10/01/2008		40,466	39,955
5.800% due 01/12/2009		128,099	125,435
6.190% due 09/28/2007		28,830	28,830
6.625% due 06/16/2008		83,430	83,393
6.750% due 08/15/2008		11,475	11,415
6.926% due 01/15/2010		20,300	20,044
7.250% due 10/25/2011		9,400	9,055
7.800% due 06/01/2012		1,100	1,074
7.875% due 06/15/2010		62,528	62,556
Foundation Re II Ltd.
12.110% due 11/26/2010		40,850	41,020
GATX Financial Corp.
6.273% due 06/15/2011		10,355	10,541
General Electric Capital Corp.
3.250% due 06/15/2009		10,000	9,629
4.000% due 05/15/2010		100	95
4.250% due 06/15/2012		1,596	1,510
5.380% due 05/19/2008		6,000	6,006
5.390% due 08/22/2008		37,500	37,532
5.390% due 01/05/2009		197,550	197,715
5.390% due 03/12/2010		8,500	8,509
5.400% due 03/04/2008		32,965	32,995
5.400% due 12/12/2008		44,000	44,056
5.400% due 03/16/2009		124,100	124,168
5.410% due 05/19/2008		176,796	176,990
5.410% due 10/06/2010		30,000	30,024
5.417% due 05/10/2010		129,600	129,812
5.428% due 01/20/2010		197,600	198,009
5.435% due 01/15/2008		4,700	4,704
5.445% due 04/28/2011		49,970	50,055
5.455% due 07/28/2008		4,005	4,011
5.455% due 04/30/2009		10,479	10,492
5.455% due 10/21/2010		150,450	150,744
5.460% due 06/15/2009		144,965	145,356
5.480% due 12/15/2009		267,290	268,024
5.500% due 06/22/2009		29,760	29,846
5.500% due 04/28/2011		6,000	6,004
5.505% due 02/02/2009		102,768	103,005
5.560% due 01/08/2016		82,800	82,871
5.736% due 05/05/2026		29,950	30,070
6.000% due 06/15/2012		675	688
6.125% due 02/22/2011		1,100	1,122
8.125% due 05/15/2012		250	277
8.310% due 04/13/2009		41,300	43,351
General Motors Acceptance Corp.
5.625% due 05/15/2009		32,709	31,995
6.000% due 04/01/2011		15,000	14,469
6.306% due 07/16/2007		17,518	17,519
6.510% due 09/23/2008		42,000	42,013
7.200% due 10/15/2017		125	119
7.430% due 12/01/2021		741	745
Genworth Global Funding Trusts
5.420% due 02/10/2009		50,000	50,062
Glitnir Banki HF
5.618% due 04/20/2010		50,000	49,955
5.795% due 01/21/2011		10,000	10,065
5.829% due 01/18/2012		20,000	20,126
GMAC LLC
6.000% due 12/15/2011		32,600	31,022
6.500% due 12/15/2018		200	177
6.610% due 05/15/2009		123,000	123,059
6.700% due 06/15/2018		100	90
6.850% due 04/15/2016		200	184
7.000% due 02/15/2018		100	93
7.250% due 09/15/2017		200	189
7.375% due 04/15/2018		100	94
Goldman Sachs Group LP
6.057% due 02/09/2009		10,000	10,094
Goldman Sachs Group, Inc.
3.875% due 01/15/2009		420	412
4.750% due 07/15/2013		500	474
5.000% due 01/15/2011		10,000	9,823
5.250% due 10/15/2013		665	645
5.400% due 12/23/2008		102,900	102,937
5.410% due 03/30/2009		4,700	4,703
5.410% due 06/23/2009		36,000	36,038
5.440% due 11/16/2009		32,480	32,518
5.440% due 12/23/2009		50,000	50,018
5.447% due 11/10/2008		41,000	41,063
5.450% due 12/22/2008		209,375	209,656
5.450% due 06/23/2009		100,000	100,122
5.455% due 07/29/2008		244,670	245,031
5.475% due 10/05/2007		180,100	180,182
5.560% due 03/02/2010		68,584	68,855
5.660% due 06/28/2010		26,200	26,368
5.685% due 07/23/2009		15,570	15,657
5.700% due 09/01/2012		2,225	2,226
5.810% due 03/22/2016		10,000	10,043
6.000% due 12/31/2007 (n)		1,383	1,365
6.125% due 02/15/2033		20,000	19,137
6.875% due 01/15/2011		100	104
7.350% due 10/01/2009		150	156
HBOS Capital Funding LP
6.071% due 06/30/2049		10,000	9,967
HBOS PLC
5.920% due 09/29/2049		37,900	35,602
HBOS Treasury Services PLC
5.320% due 07/17/2008		25,100	25,120
5.397% due 07/17/2009		102,500	102,619
Health Care Property Investors, Inc.
5.950% due 09/15/2011		12,350	12,379
6.300% due 09/15/2016		13,000	13,013
HSBC Bank USA N.A.
5.430% due 09/21/2007		1,500	1,500
5.490% due 12/14/2009		9,700	9,730
HSBC Capital Funding LP
9.547% due 12/31/2049		43,400	47,956
10.176% due 12/29/2049		46,160	64,786
10.176% due 12/31/2049		20,000	28,047
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		2,300	2,230
HSBC Finance Corp.
4.250% due 06/15/2008		250	246
4.900% due 11/15/2007		300	299
5.360% due 05/21/2008		96,900	96,967
5.387% due 08/10/2007		43,000	43,006
5.415% due 10/21/2009		71,800	71,845
5.450% due 06/19/2009		158,250	158,476
5.490% due 09/15/2008		174,850	175,217
5.497% due 05/09/2008		9,350	9,366
5.500% due 12/05/2008		73,500	73,691
5.505% due 07/27/2007		10,000	10,001
5.606% due 01/15/2014		15,000	14,962
5.607% due 05/10/2010		11,305	11,359
5.640% due 11/16/2009		60,479	60,817
5.790% due 06/01/2016		10,000	10,062
6.538% due 11/13/2007		7,500	7,529
HSBC Holdings PLC
6.500% due 05/02/2036		191,500	197,448
7.500% due 07/15/2009		33,000	34,331
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009		2,000	2,043
International Lease Finance Corp.
5.250% due 01/10/2013		15,000	14,680
5.300% due 04/15/2008		200	199
5.350% due 03/01/2012		20,000	19,765
5.400% due 02/15/2012		20,000	19,806
5.580% due 05/24/2010		43,180	43,308
5.679% due 07/11/2011		50,000	50,311
5.698% due 04/20/2009		6,500	6,534
5.756% due 01/15/2010		34,630	34,915
Intesa Bank Overseas Ltd.
6.199% due 01/02/2008		2,800	2,810
iStar Financial, Inc.
5.150% due 03/01/2012		10,000	9,633
5.950% due 10/15/2013		10,000	9,864
Jenkins-Empire Associates
6.840% due 08/01/2008		478	477
John Deere Capital Corp.
4.500% due 08/22/2007		1,000	999
4.500% due 08/25/2008		5,100	5,045
5.400% due 09/01/2009		25,000	25,023
5.406% due 04/15/2008		114,360	114,442
5.406% due 07/15/2008		1,000	1,001
5.650% due 07/25/2011		9,000	9,055
JPMorgan & Co., Inc. CPI Linked Bond
2.991% due 02/15/2012		600	621
JPMorgan Chase & Co.
4.500% due 01/15/2012		1,000	959
4.875% due 03/15/2014		500	476
5.250% due 05/01/2015		700	675
5.410% due 12/22/2008		15,200	15,216
5.425% due 01/25/2008		20,248	20,264
5.440% due 06/25/2010		1,300	1,302
5.539% due 10/02/2009		52,700	52,932
5.540% due 03/09/2009		10,000	10,034
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		37,600	36,326
Kaupthing Bank HF
5.750% due 10/04/2011		30,000	29,924
Landsbanki Islands HF
6.060% due 08/25/2009		18,000	18,196
6.100% due 08/25/2011		10,000	10,136
Lehman Brothers Holdings, Inc.
4.000% due 04/16/2019		90	87
5.370% due 11/24/2008		8,000	8,003
5.390% due 05/29/2008		59,600	59,636
5.410% due 12/23/2008		478,200	478,710
5.440% due 04/03/2009		166,080	166,309
5.445% due 10/22/2008		28,100	28,141
5.445% due 01/23/2009		108,600	108,721
5.460% due 08/21/2009		101,000	101,059
5.460% due 11/16/2009		25,870	25,895
5.500% due 05/25/2010		48,400	48,396
Longpoint Re Ltd.
10.609% due 05/08/2010		87,500	87,504
MBNA Capital B
6.156% due 02/01/2027		7,000	6,996
MBNA Corp.
5.786% due 05/05/2008		10,000	10,040
MBNA Europe Funding PLC
5.460% due 09/07/2007		11,500	11,504
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010		2,000	1,946
5.390% due 12/22/2008		99,900	99,922
5.410% due 06/26/2009		5,000	5,005
5.430% due 06/16/2008		75,000	75,095
5.445% due 10/27/2008		82,000	82,107
5.445% due 01/30/2009		50,000	50,063
5.450% due 08/22/2008		102,575	102,686
5.450% due 08/14/2009		16,450	16,468
5.460% due 06/16/2008		86,655	86,756
5.480% due 07/27/2007		66,923	66,930
5.606% due 02/06/2009		78,400	78,676
5.830% due 06/30/2008		6,300	6,365
MetLife, Inc.
6.400% due 12/15/2036		69,800	64,864
Metropolitan Life Global Funding I
5.125% due 11/09/2011		4,325	4,259
Mirage Resorts, Inc.
6.750% due 02/01/2008		41,000	41,256
Morgan Stanley
3.625% due 04/01/2008		500	493
4.250% due 05/15/2010		2,500	2,422
4.750% due 04/01/2014		160	150
5.375% due 10/15/2015		500	480
5.385% due 04/25/2008		49,970	49,992
5.446% due 01/15/2010		49,700	49,730
5.467% due 02/09/2009		119,785	119,984
5.480% due 07/27/2007		38,370	38,372
5.482% due 11/09/2007		49,400	49,431
5.484% due 01/18/2008		308,647	308,898
5.595% due 01/22/2009		302,300	302,517
5.609% due 01/18/2011		600	601
5.625% due 01/09/2012		1,000	999
5.760% due 05/14/2008		85,800	85,984
5.809% due 10/18/2016		60,000	60,041
5.836% due 10/15/2015		10,000	10,026
6.750% due 04/15/2011		200	208
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		32,800	32,283
Mystic Re Ltd.
11.660% due 12/05/2008		4,250	4,225
14.360% due 12/05/2008		32,100	31,781
15.360% due 06/07/2011		16,000	16,038
Natexis AMBS Co. LLC
8.440% due 12/29/2049		14,000	14,372
National Westminster Bank PLC
7.750% due 04/29/2049		10,353	10,408
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		13,000	13,222
Nordea Bank Sweden AB
8.950% due 11/29/2049		28,000	29,878
ORIX Corp.
5.480% due 11/22/2011		20,000	19,735
Osiris Capital PLC
8.206% due 01/15/2010		12,600	12,662
Petroleum Export Ltd.
5.265% due 06/15/2011		27,535	26,875
Phoenix Quake Ltd.
7.800% due 07/03/2008		36,600	36,818
Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008		36,600	36,731
Phoenix Quake Wind II Ltd.
8.850% due 07/03/2008		13,700	13,011
PMI Group, Inc.
6.000% due 09/15/2016		24,200	23,854
Popular North America, Inc.
5.750% due 04/06/2009		25,000	25,131
Premium Asset Trust
5.735% due 09/08/2007		34,900	34,924
Pricoa Global Funding I
5.440% due 09/12/2008		30,000	30,039
Prudential Financial, Inc.
5.510% due 06/13/2008		11,030	11,046
Rabobank Capital Funding II
5.260% due 12/31/2049		5,120	4,917
Rabobank Capital Funding Trust
5.254% due 12/29/2049		120	113
Rabobank Nederland
5.350% due 04/06/2009		7,650	7,657
5.376% due 01/15/2009		81,200	81,255
Racers, Series 1997
5.660% due 08/15/2007		4,500	4,500
Redwood Capital IX Ltd.
11.610% due 01/09/2008		23,000	23,205
12.110% due 01/09/2008		21,000	21,185
13.110% due 01/09/2008		5,000	5,051
Residential Reinsurance 2007 Ltd.
11.360% due 06/07/2010		12,500	12,519
12.610% due 06/07/2010		12,500	12,520
13.110% due 06/07/2010		12,500	12,517
15.610% due 06/07/2010		2,100	2,102
Resona Bank Ltd.
5.850% due 09/29/2049		37,800	36,202
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		48,700	48,730
5.360% due 04/11/2008		200,000	200,190
5.405% due 07/21/2008		38,000	38,035
7.648% due 08/31/2049		10,195	11,399
9.118% due 03/31/2049		74,200	80,716
Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007		1,200	1,200
5.370% due 11/20/2008		80,300	80,338
5.415% due 10/21/2008		43,100	43,144
5.416% due 02/06/2009		92,600	92,701
5.420% due 09/19/2008		107,680	107,790
5.420% due 11/20/2009		160,000	160,114
Simon Property Group LP
4.600% due 06/15/2010		8,000	7,795
5.600% due 09/01/2011		5,000	5,002
SLM Corp.
5.435% due 01/25/2008		70,798	70,472
5.495% due 07/27/2009		173,590	169,335
5.555% due 01/26/2009		115,250	113,516
5.560% due 03/15/2011		60,000	56,301
5.565% due 07/25/2008		130,665	129,793
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		92,700	89,642
Spinnaker Capital Ltd.
16.860% due 06/15/2008		22,200	22,188
State Street Capital Trust IV
6.355% due 06/15/2037		30,700	30,926
Textron Financial Corp.
5.446% due 11/07/2008		16,500	16,521
TNK-BP Finance S.A.
6.125% due 03/20/2012		39,300	38,494
Toll Brothers Finance Corp.
5.950% due 09/15/2013		10,000	9,748
Toyota Motor Credit Corp.
4.250% due 03/15/2010		500	488
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		25,000	25,104
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	67
6.375% due 03/15/2033		33	33
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)		15,270	859
U.S. Bancorp
5.350% due 04/28/2009		50,000	50,040
UBS Preferred Funding Trust I
8.622% due 10/29/2049		58,900	64,016
UBS Preferred Funding Trust II
7.247% due 06/29/2049		8,000	8,451
UBS Preferred Funding Trust V
6.243% due 05/12/2049		20,000	20,113
UFJ Finance Aruba AEC
6.750% due 07/15/2013		4,700	4,969
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		98,900	98,959
USB Capital IX
6.189% due 04/15/2049		30,400	30,650
USB Realty Corp.
6.091% due 12/22/2049		38,000	37,313
Ventas Realty LP
8.750% due 05/01/2009		30,150	31,695
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		600	601
Wachovia Bank N.A.
5.350% due 06/27/2008		100,000	100,033
5.360% due 02/23/2009		250,000	250,134
5.400% due 03/23/2009		155,150	155,247
5.420% due 05/25/2010		21,100	21,155
5.430% due 12/02/2010		125,000	125,083
Wachovia Corp.
5.405% due 10/28/2008		81,945	82,052
5.410% due 12/01/2009		165,620	165,806
5.480% due 03/15/2011		36,600	36,681
5.510% due 06/01/2010		17,600	17,661
5.625% due 10/15/2016		71,600	69,862
Wells Fargo & Co.
5.370% due 03/10/2008		35,000	35,030
5.400% due 03/10/2008		37,646	37,675
5.420% due 03/23/2010		100,150	100,303
5.455% due 01/12/2011		10,000	10,019
5.460% due 09/15/2009		375,299	376,288
Wells Fargo Bank N.A.
4.750% due 02/09/2015		30,000	28,176
Wells Fargo Capital X
5.950% due 12/15/2036		10,000	9,359
Westpac Banking Corp.
5.280% due 06/06/2008		123,900	123,919
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009		4,000	4,060
Wilmington Trust Corp.
10.500% due 07/01/2008 (n)		173	172
World Savings Bank FSB
5.400% due 09/14/2009		45,985	46,015
XL Capital Europe PLC
6.500% due 01/15/2012		10,000	10,279
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011		11,250	11,140

			19,440,596

Industrials 4.7%
Albertson’s, Inc.
6.950% due 08/01/2009		7,000	7,177
America West Airlines, Inc.
6.870% due 01/02/2017		1,430	1,462
American Airlines, Inc.
6.978% due 10/01/2012		16,344	16,538
AmerisourceBergen Corp.
5.625% due 09/15/2012		10,000	9,849
Amgen, Inc.
5.440% due 11/28/2008		406,690	406,930
AutoZone, Inc.
4.750% due 11/15/2010		200	195
5.500% due 11/15/2015		10,050	9,643
Avon Products, Inc.
5.125% due 01/15/2011		10,000	9,885
Boston Scientific Corp.
6.000% due 06/15/2011		10,000	9,964
6.400% due 06/15/2016		10,000	9,731
BP Canada Finance Co.
3.625% due 01/15/2009		500	488
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		20,212	20,313
Caesars Entertainment, Inc.
7.500% due 09/01/2009		200	205
8.875% due 09/15/2008		35,719	36,791
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		20,000	18,986
6.500% due 02/15/2037		25,000	24,617
Cardinal Health, Inc.
5.800% due 10/15/2016		13,000	12,614
CBS Corp.
5.625% due 08/15/2012		15,000	14,764
Chesapeake Energy Corp.
6.875% due 01/15/2016		5,000	4,912
Cisco Systems, Inc.
5.440% due 02/20/2009		73,800	73,955
Citic Resources Finance Ltd.
6.750% due 05/15/2014		14,000	13,545
Clorox Co.
5.485% due 12/14/2007		26,000	26,016
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007		500	501
CODELCO, Inc.
6.150% due 10/24/2036		23,100	22,979
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		300	335
Comcast Cable Communications, Inc.
7.125% due 06/15/2013		400	424
Comcast Corp.
5.300% due 01/15/2014		26,500	25,579
5.656% due 07/14/2009		7,500	7,504
5.850% due 01/15/2010		420	423
5.850% due 11/15/2015		325	320
5.875% due 02/15/2018		33,700	32,702
5.900% due 03/15/2016		15,000	14,759
6.450% due 03/15/2037		32,000	30,939
7.050% due 03/15/2033		125	129
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		217,100	217,249
Constellation Brands, Inc.
8.000% due 02/15/2008		9,199	9,291
Continental Airlines, Inc.
6.503% due 06/15/2011		9,220	9,260
6.820% due 05/01/2018		5,146	5,227
7.056% due 09/15/2009		40,459	40,990
7.487% due 10/02/2010		1,215	1,254
7.707% due 10/02/2022		2,916	3,114
Cox Communications, Inc.
5.910% due 12/14/2007		118,475	118,737
6.450% due 12/01/2036		15,000	14,473
CSC Holdings, Inc.
6.750% due 04/15/2012		12,000	11,460
7.250% due 07/15/2008		34,125	34,466
7.875% due 12/15/2007		21,248	21,434
CSX Corp.
6.750% due 03/15/2011		10,000	10,344
CVS Caremark Corp.
5.660% due 06/01/2010		116,200	116,316
5.750% due 08/15/2011		16,000	16,013
DaimlerChrysler N.A. Holding Corp.
4.750% due 01/15/2008		9,720	9,688
4.875% due 06/15/2010		10,000	9,816
5.750% due 09/08/2011		25,000	25,057
5.790% due 03/13/2009		110,450	110,961
5.805% due 08/03/2009		10,000	10,057
5.840% due 09/10/2007		103,280	103,367
5.875% due 03/15/2011		20,000	20,119
5.886% due 10/31/2008		10,928	10,992
Dell, Inc.
6.550% due 04/15/2008		80	81
Dex Media East LLC
9.875% due 11/15/2009		1,100	1,143
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010		200	193
5.250% due 12/15/2016		10,000	9,510
EchoStar DBS Corp.
5.750% due 10/01/2008		185,684	185,684
El Paso Corp.
6.375% due 02/01/2009		30,230	30,452
6.500% due 06/01/2008		58,832	59,390
6.750% due 05/15/2009		34,820	35,298
6.950% due 12/15/2007		30,600	30,921
7.000% due 05/15/2011		12,000	12,295
7.000% due 06/15/2017		25,000	24,851
7.420% due 02/15/2037		4,500	4,359
7.625% due 08/16/2007		16,250	16,369
7.625% due 09/01/2008		38,486	39,320
7.750% due 06/15/2010		16,500	17,200
7.750% due 01/15/2032		108,200	109,532
7.800% due 08/01/2031		15,900	16,181
7.875% due 06/15/2012		28,600	30,038
8.050% due 10/15/2030		9,000	9,500
9.625% due 05/15/2012		12,700	14,206
10.750% due 10/01/2010		24,700	27,819
El Paso Natural Gas Co.
8.375% due 06/15/2032		20,520	24,164
EnCana Corp.
6.300% due 11/01/2011		10,000	10,245
Enterprise Products Operating LP
4.000% due 10/15/2007		200	199
4.950% due 06/01/2010		50	49
7.500% due 02/01/2011		10,000	10,550
Equistar Chemicals LP
8.750% due 02/15/2009		8,300	8,632
10.125% due 09/01/2008		1,866	1,950
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		20,900	21,945
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		5,000	5,200
Gannett Co., Inc.
5.750% due 06/01/2011		10,000	10,000
Gaz Capital for Gazprom
6.212% due 11/22/2016		37,600	36,716
General Electric Co.
5.400% due 12/09/2008		117,775	117,908
General Mills, Inc.
6.000% due 02/15/2012		10,000	10,117
General Motors Corp.
6.375% due 05/01/2008		5,675	5,654
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		1,400	1,403
Hess Corp.
6.650% due 08/15/2011		200	207
Hilton Hotels Corp.
7.625% due 05/15/2008		6,304	6,422
Historic TW, Inc.
8.180% due 08/15/2007		180	181
HJ Heinz Co.
6.428% due 12/01/2008		39,300	39,705
HJ Heinz Finance Co.
6.000% due 03/15/2012		23,000	23,105
Home Depot, Inc.
4.625% due 08/15/2010		215	209
Honeywell International, Inc.
5.420% due 03/13/2009		48,600	48,680
International Business Machines Corp.
5.375% due 02/01/2009		100	100
International Paper Co.
4.000% due 04/01/2010		10,000	9,605
JC Penney Corp., Inc.
8.000% due 03/01/2010		16,100	17,010
Johnson Controls, Inc.
5.500% due 01/15/2016		20,000	19,398
Kellogg Co.
6.600% due 04/01/2011		10,000	10,347
Kerr-McGee Corp.
6.875% due 09/15/2011		10,000	10,403
Kraft Foods, Inc.
4.125% due 11/12/2009		100	97
5.625% due 11/01/2011		20,000	19,862
6.250% due 06/01/2012		10,000	10,174
Kroger Co.
5.500% due 02/01/2013		5,000	4,875
Lennar Corp.
5.950% due 10/17/2011		9,000	8,881
Loews Corp.
5.250% due 03/15/2016		30,000	28,794
Mandalay Resort Group
6.500% due 07/31/2009		34,619	34,792
9.500% due 08/01/2008		27,350	28,307
10.250% due 08/01/2007		24,354	24,445
Marriott International, Inc.
4.625% due 06/15/2012		15,000	14,222
Masco Corp.
5.875% due 07/15/2012		5,000	4,964
7.125% due 08/15/2013		10,000	10,452
Mattel, Inc.
6.125% due 06/15/2011		10,000	10,065
May Department Stores Co.
4.800% due 07/15/2009		15,000	14,721
Maytag Corp.
5.000% due 05/15/2015		10,000	9,233
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (n)		490	487
Mazda Motor Corp.
10.500% due 07/01/2008 (n)		54	53
MDC Holdings, Inc.
7.000% due 12/01/2012		10,000	10,226
Miller Brewing Co.
5.500% due 08/15/2013		15,000	14,768
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		24,000	23,042
Norfolk Southern Corp.
6.750% due 02/15/2011		150	156
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010		5,000	5,027
Northwest Pipeline Corp.
6.625% due 12/01/2007		5,000	5,037
Omnicom Group, Inc.
5.900% due 04/15/2016		9,600	9,499
ONEOK Partners LP
6.150% due 10/01/2016		10,000	9,992
Packaging Corp. of America
5.750% due 08/01/2013		10,000	9,696
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008		167	168
PC Financial Partnership
5.000% due 11/15/2014		10,000	9,453
Peabody Energy Corp.
7.375% due 11/01/2016		59,500	60,988
7.875% due 11/01/2026		30,000	31,200
Pemex Project Funding Master Trust
5.750% due 12/15/2015		27,490	27,002
6.625% due 06/15/2035		46,000	46,748
7.375% due 12/15/2014		22,380	24,435
7.875% due 02/01/2009		3,770	3,898
8.000% due 11/15/2011		100,650	109,457
8.625% due 02/01/2022		38,977	48,130
8.850% due 09/15/2007		1,800	1,814
9.125% due 10/13/2010		85	94
9.250% due 03/30/2018		2,000	2,495
9.375% due 12/02/2008		51,650	54,439
9.500% due 09/15/2027		31,000	41,710
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	9,821
Qwest Communications International, Inc.
7.500% due 11/01/2008		16,227	16,389
RadioShack Corp.
7.375% due 05/15/2011		10,000	10,347
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		5,000	4,773
Reynolds American, Inc.
6.060% due 06/15/2011		45,900	46,109
7.625% due 06/01/2016		5,000	5,319
Royal Caribbean Cruises Ltd.
6.750% due 03/15/2008		3,250	3,286
7.000% due 10/15/2007		3,490	3,518
Ryder System, Inc.
5.950% due 05/02/2011		5,000	5,017
Ryland Group, Inc.
5.375% due 06/01/2008		2,500	2,495
SABMiller PLC
5.649% due 07/01/2009		25,000	25,058
Safeway, Inc.
5.710% due 03/27/2009		13,000	13,012
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		157,170	173,469
Sealed Air Corp.
6.950% due 05/15/2009		10,000	10,245
Service Corp. International
6.500% due 03/15/2008		8,000	8,018
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		96,200	96,219
Sonat, Inc.
6.750% due 10/01/2007		4,800	4,836
7.625% due 07/15/2011		23,220	24,237
Southern Natural Gas Co.
6.700% due 10/01/2007		5,144	5,184
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011		18,545	19,058
Target Corp.
5.400% due 10/01/2008		200	200
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		14,800	15,315
Time Warner, Inc.
5.590% due 11/13/2009		102,478	102,633
5.875% due 11/15/2016		12,000	11,692
6.500% due 11/15/2036		20,000	19,050
6.875% due 05/01/2012		350	366
7.625% due 04/15/2031		120	129
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		9,000	9,056
Transocean, Inc.
5.560% due 09/05/2008		15,680	15,695
6.625% due 04/15/2011		5,330	5,481
Tyson Foods, Inc.
6.850% due 04/01/2016		19,200	19,809
United Airlines, Inc.
6.071% due 03/01/2013		3,227	3,245
6.201% due 03/01/2010		6,970	7,044
6.602% due 03/01/2015		4,428	4,464
8.030% due 01/01/2013 (a)		465	519
9.060% due 06/17/2015 (a)		3,603	244
9.200% due 03/22/2008 (a)		2,948	1,518
9.210% due 01/21/2017 (a)		9,043	879
10.020% due 03/22/2014 (a)		10,321	5,534
10.125% due 03/22/2015 (a)		12,912	6,666
10.360% due 11/13/2012 (a)		3,833	183
10.850% due 07/05/2014 (a)		34,111	556
10.850% due 02/19/2015 (a)		2,811	1,472
11.080% due 05/27/2024 (n)		8,225	1
United Parcel Service, Inc.
4.250% due 11/15/2012		600	558
United Technologies Corp.
5.430% due 06/01/2009		107,000	107,103
United Telecom, Inc.
6.890% due 07/01/2008 (n)		700	698
Vale Overseas Ltd.
6.250% due 01/23/2017		39,800	39,673
6.875% due 11/21/2036		39,800	40,106
Viacom, Inc.
5.750% due 04/30/2011		15,200	15,191
Wal-Mart Stores, Inc.
5.250% due 09/01/2035		1,600	1,403
Walt Disney Co.
5.460% due 09/10/2009		43,990	44,075
Waste Management, Inc.
7.375% due 08/01/2010		100	105
WellPoint, Inc.
5.000% due 01/15/2011		11,000	10,764
6.375% due 01/15/2012		10,360	10,621
Whirlpool Corp.
6.125% due 06/15/2011		12,000	12,113
Williams Cos., Inc.
6.375% due 10/01/2010		14,200	14,306
Wyeth
5.500% due 03/15/2013		10,000	9,907
Xerox Corp.
6.110% due 12/18/2009		1,200	1,216
9.750% due 01/15/2009		27,850	29,471
Yum! Brands, Inc.
7.650% due 05/15/2008		3,000	3,048

			4,751,722

Utilities 1.3%
Alabama Power Co.
5.550% due 08/25/2009		17,000	17,061
American Electric Power Co., Inc.
4.709% due 08/16/2007		4,100	4,096
AT&T, Inc.
4.125% due 09/15/2009		250	243
5.450% due 05/15/2008		71,100	71,167
5.456% due 02/05/2010		108,470	108,661
5.570% due 11/14/2008		16,400	16,454
BellSouth Corp.
4.200% due 09/15/2009		5,000	4,872
4.240% due 04/26/2008		159,800	158,400
5.200% due 09/15/2014		26,000	24,987
5.460% due 08/15/2008		98,850	98,952
5.485% due 11/15/2007		24,598	24,612
British Telecommunications PLC
8.625% due 12/15/2010		200	219
9.125% due 12/15/2030		250	328
CenterPoint Energy, Inc.
5.875% due 06/01/2008		10,000	10,015
Cingular Wireless LLC
6.500% due 12/15/2011		80	83
CMS Energy Corp.
7.500% due 01/15/2009		27,800	28,647
9.875% due 10/15/2007		16,000	16,229
Consolidated Edison, Inc.
3.625% due 08/01/2008		50	49
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		29,459	28,976
5.540% due 03/23/2009		14,000	14,038
Dominion Resources, Inc.
5.200% due 01/15/2016		15,300	14,521
5.660% due 09/28/2007		600	600
5.700% due 09/17/2012		100	100
DPL, Inc.
8.000% due 03/31/2009		28,000	29,121
Entergy Gulf States, Inc.
5.700% due 06/01/2015		50	48
5.760% due 12/01/2009		15,000	15,001
6.110% due 12/08/2008		24,140	24,213
Exelon Corp.
4.900% due 06/15/2015		10,000	9,217
6.750% due 05/01/2011		200	206
FirstEnergy Corp.
6.450% due 11/15/2011		10,000	10,264
Florida Power Corp.
5.760% due 11/14/2008		7,900	7,914
France Telecom S.A.
7.750% due 03/01/2011		870	930
Georgia Power Co.
5.540% due 02/17/2009		14,550	14,590
GTE Northwest, Inc.
5.550% due 10/15/2008		250	250
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		50,858	54,672
KT Corp.
4.875% due 07/15/2015		100	93
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		43,600	42,261
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		250	275
Niagara Mohawk Power Corp.
7.750% due 10/01/2008		125	128
NiSource Finance Corp.
5.930% due 11/23/2009		25,300	25,353
6.150% due 03/01/2013		12,000	12,108
Ohio Edison Co.
5.450% due 05/01/2015		350	338
PPL Energy Supply LLC
5.700% due 10/15/2015		5,000	4,836
6.400% due 11/01/2011		15,000	15,250
Progress Energy, Inc.
5.806% due 01/15/2010		400	401
7.100% due 03/01/2011		23	24
PSEG Power LLC
5.000% due 04/01/2014		400	379
5.500% due 12/01/2015		8,000	7,708
6.950% due 06/01/2012		172	180
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		37,494	37,682
7.250% due 02/15/2011		15,500	15,500
Qwest Corp.
5.625% due 11/15/2008		59,710	59,785
7.200% due 11/10/2026		2,150	2,123
7.500% due 10/01/2014		21,500	22,145
7.500% due 06/15/2023		6,850	6,884
7.625% due 06/15/2015		2,000	2,075
8.610% due 06/15/2013		2,800	3,052
8.875% due 03/15/2012		26,725	28,930
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		30	30
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		57,850	54,177
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		40,650	37,821
Scana Corp.
5.510% due 03/01/2008		24,621	24,658
SEMCO Energy, Inc.
7.125% due 05/15/2008		21,865	22,061
Southern California Edison Co.
5.435% due 12/13/2007		38,080	38,092
Sprint Capital Corp.
8.375% due 03/15/2012		10,750	11,722
TXU Corp.
4.800% due 11/15/2009		15,000	14,669
TXU Energy Co. LLC
5.860% due 09/16/2008		15,500	15,510
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (n)		2,760	2,751
Verizon Global Funding Corp.
7.250% due 12/01/2010		200	211
7.375% due 09/01/2012		200	216
7.750% due 12/01/2030		325	365
Verizon New England, Inc.
6.500% due 09/15/2011		300	308
Verizon North, Inc.
5.604% due 01/01/2022		3,000	2,763
5.634% due 01/01/2021		3,000	2,751
Verizon Virginia, Inc.
4.625% due 03/15/2013		500	469
Vodafone Group PLC
5.640% due 02/27/2012		40,000	40,100

			1,365,920

Total Corporate Bonds & Notes (Cost $25,539,129)			25,558,238

MUNICIPAL BONDS & NOTES 0.3%
Alabama State General Obligation Bonds, Series 2002
5.120% due 09/01/2021		13,228	13,426
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
6.990% due 05/15/2035		1,955	2,108
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		1,000	1,072
6.375% due 06/01/2032		7,300	7,953
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011		8,515	8,954
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037		4,075	4,375
California State Department of Water Resources Revenue Bonds, Series 2000
6.020% due 12/01/2029		2,500	2,573
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029		3,000	3,144
6.125% due 06/01/2038		2,000	2,136
6.125% due 06/01/2043		2,000	2,130
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028		21,000	7,545
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
6.224% due 01/01/2014		8,310	8,431
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
6.224% due 01/01/2014		7,810	7,810
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.203% due 11/01/2013		2,830	2,854
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
6.183% due 11/15/2013		3,765	3,805
6.205% due 11/15/2013		6,680	6,780
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
6.204% due 02/15/2014		4,335	4,344
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 1998
4.750% due 05/01/2028		4,500	4,528
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032		12,190	3,571
0.000% due 08/15/2034		5,265	1,391
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
6.240% due 10/01/2036		2,275	2,232
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021		285	288
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028		8,720	3,179
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.980% due 07/01/2033		1,195	1,248
5.980% due 12/01/2033		5,000	5,236
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032		55,000	16,452
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027		2,715	2,741
4.750% due 01/15/2028		2,000	2,018
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		58,830	58,092
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA insured), Series 2005
6.285% due 07/01/2013		5,900	5,958
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039		18,745	19,957
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.990% due 08/01/2034		5,000	5,344
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
7.600% due 01/01/2018		2,457	2,807
Michigan State Grosse Pointe Public School System General Obligation Bonds, Series 2005
5.730% due 05/01/2027		5,455	5,860
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
6.990% due 07/01/2030		3,335	3,663
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036		1,853	2,015
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA Insured), Series 2005
7.000% due 12/15/2016		500	602
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
7.090% due 11/01/2024		500	553
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.980% due 02/15/2035		4,022	4,185
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2005
6.204% due 07/15/2013		6,375	6,316
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032		7,000	7,416
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028		3,400	3,610
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (n)		31,105	35,116
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		14,800	14,686
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030		7,745	7,745
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026		1,050	1,132
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032		6,850	7,460
Wisconsin State Clean Water Revenue Bonds, Series 2002
6.170% due 06/01/2023		500	538

Total Municipal Bonds & Notes (Cost $310,740)			325,379

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008		297,000	295,317

Total Commodity Index-Linked Notes (Cost $297,000)			295,317

U.S. GOVERNMENT AGENCIES 53.9%
Fannie Mae
0.000% due 09/01/2007 - 08/25/2023 (c)		42	35
0.950% due 03/25/2009 (b)		955	7
1.000% due 09/25/2023		7	6
3.256% due 02/25/2023 (b)		310	4
3.526% due 12/01/2033		2,191	2,209
3.854% due 10/01/2033		130,722	128,594
3.858% due 08/01/2033		60	60
4.000% due 02/25/2009 - 09/01/2020		3,406	3,167
4.190% due 10/01/2034		17,561	17,632
4.231% due 11/01/2034		4,484	4,498
4.263% due 02/01/2035		18,773	18,764
4.271% due 03/01/2034		12,220	12,134
4.377% due 11/01/2034		5,216	5,142
4.386% due 10/01/2034		8,265	8,282
4.394% due 03/01/2034		20,139	19,947
4.400% due 10/01/2034		7,405	7,446
4.413% due 12/01/2034		4,272	4,280
4.468% due 09/01/2035		455	454
4.476% due 05/01/2035		60,403	59,534
4.477% due 07/01/2035		7,790	7,716
4.496% due 05/01/2035		10,199	10,133
4.500% due 10/01/2010 - 12/01/2035		19,171	18,939
4.506% due 07/01/2035		8,503	8,439
4.534% due 08/01/2035		15,572	15,459
4.540% due 06/01/2015		316	314
4.547% due 06/01/2035		6,054	6,013
4.620% due 05/01/2009		36	35
4.660% due 02/01/2035		5,936	5,862
4.662% due 11/01/2035		33,240	32,761
4.666% due 09/01/2035		5,021	5,076
4.667% due 07/01/2033		54	53
4.673% due 05/25/2035		46,500	45,903
4.680% due 12/01/2012		374	361
4.695% due 02/01/2035		6,788	6,701
4.698% due 05/01/2035		40,920	40,299
4.699% due 06/01/2035		24,263	23,869
4.704% due 11/01/2035		8,664	8,736
4.716% due 09/01/2035		20,041	19,953
4.730% due 09/01/2035		27,783	27,611
4.756% due 11/01/2034		5,936	5,862
4.763% due 06/01/2035		5,104	5,046
4.774% due 12/01/2034		608	599
4.782% due 08/01/2035		7,655	7,554
4.814% due 11/01/2035		20,897	20,716
4.829% due 09/01/2034		40,988	40,662
4.842% due 06/01/2035		356	353
4.870% due 05/01/2013		131	127
4.902% due 02/01/2035		12,809	12,690
4.916% due 01/01/2035		26,604	26,287
4.932% due 07/01/2035		6,345	6,319
4.935% due 01/01/2035		21,778	21,511
4.954% due 01/01/2035		29,331	28,985
5.000% due 03/01/2009 - 07/01/2037		13,457,512	12,751,126
5.011% due 06/01/2035		1,719	1,707
5.107% due 07/01/2035		5,809	5,820
5.150% due 03/01/2023		467	473
5.206% due 05/01/2014		107	108
5.210% due 05/01/2023		391	394
5.325% due 09/01/2035		86	85
5.375% due 03/01/2023		88	89
5.400% due 02/01/2021		147	150
5.427% due 09/01/2017		967	963
5.430% due 06/01/2022		39	40
5.438% due 01/01/2036		126	125
5.450% due 03/25/2036		26,945	27,002
5.470% due 08/25/2034		325	325
5.500% due 05/01/2008 - 08/01/2037		32,001,355	30,944,644
5.500% due 01/01/2033 - 02/01/2035 (h)		561,637	544,254
5.512% due 12/01/2018		185	186
5.607% due 05/01/2021		39	39
5.626% due 02/01/2028		48	48
5.627% due 09/01/2024		255	259
5.642% due 03/01/2033		194	196
5.670% due 07/25/2021 - 05/25/2042		6,124	6,141
5.674% due 11/01/2024		2,754	2,795
5.690% due 09/01/2021		17	17
5.720% due 04/18/2028 - 05/25/2031		1,007	1,012
5.730% due 06/01/2022		16	16
5.750% due 12/20/2027		1,593	1,564
5.770% due 10/18/2030 - 10/25/2030		1,742	1,761
5.805% due 03/01/2023		1,128	1,136
5.818% due 02/01/2028		806	811
5.820% due 03/25/2017 - 08/25/2030		2,766	2,801
5.825% due 10/01/2020		34	34
5.870% due 02/01/2018		49	49
5.884% due 12/01/2017		953	964
5.906% due 02/01/2012		77	78
5.920% due 05/25/2030		890	895
5.960% due 11/01/2011 - 04/01/2018		350	356
5.970% due 07/01/2019 - 05/25/2030		905	907
5.996% due 09/01/2021		9	9
6.000% due 02/01/2009 - 07/01/2037		5,005,429	4,956,213
6.054% due 08/01/2022		1,438	1,466
6.070% due 12/01/2017		5	6
6.088% due 07/01/2024		165	169
6.090% due 12/01/2008		44	44
6.110% due 10/01/2027		268	272
6.121% due 07/01/2032		145	146
6.129% due 09/01/2034		1,182	1,198
6.143% due 11/01/2019		196	196
6.161% due 01/01/2021		22	22
6.172% due 09/01/2019		789	798
6.208% due 05/01/2030		16	16
6.214% due 07/01/2042 - 10/01/2044		71,984	72,897
6.215% due 12/01/2044		12,547	12,625
6.220% due 12/01/2008 - 04/25/2032		127	129
6.232% due 02/01/2021		163	164
6.244% due 10/01/2019		406	409
6.250% due 01/25/2008 - 02/25/2029		5,913	5,897
6.264% due 09/01/2041		82	82
6.272% due 12/01/2036		637	643
6.279% due 07/01/2019		96	96
6.290% due 02/25/2029		500	512
6.296% due 08/01/2027		140	141
6.300% due 10/17/2038		19,700	19,800
6.310% due 03/01/2008		83	83
6.319% due 04/01/2027		67	67
6.320% due 10/01/2013		1,884	1,926
6.390% due 05/25/2036		31,909	32,565
6.414% due 10/01/2030		234	238
6.427% due 10/01/2030 - 10/01/2040		7,083	7,212
6.474% due 09/01/2014		24	24
6.480% due 01/01/2011		96	98
6.500% due 06/01/2008 - 06/25/2044		1,206,858	1,220,427
6.500% due 09/01/2008 - 10/25/2022 (b)		26	2
6.539% due 02/01/2022		208	208
6.540% due 12/01/2007		96	95
6.555% due 05/01/2017		2	2
6.558% due 04/01/2027		44	44
6.676% due 05/01/2023		165	167
6.728% due 08/01/2027		1,810	1,805
6.730% due 11/01/2007		970	968
6.742% due 03/01/2019		1,026	1,029
6.750% due 10/25/2023		420	432
6.764% due 07/01/2021		46	47
6.770% due 12/01/2020		845	849
6.785% due 01/01/2020		878	878
6.795% due 11/01/2023		35	35
6.825% due 02/01/2020		66	67
6.830% due 09/01/2022		181	182
6.836% due 06/01/2023		174	175
6.849% due 11/01/2021		79	80
6.852% due 08/01/2025		1,253	1,294
6.872% due 09/01/2022		77	77
6.875% due 02/01/2020		9	10
6.900% due 05/25/2023		71	73
7.000% due 11/01/2007 - 01/25/2048		20,278	20,777
7.025% due 11/01/2022		21	22
7.027% due 05/01/2022		26	26
7.045% due 09/01/2024		149	151
7.055% due 05/01/2024		86	87
7.057% due 07/01/2026		39	39
7.065% due 12/01/2023		218	222
7.102% due 11/01/2025		176	179
7.110% due 10/01/2009		464	474
7.114% due 11/01/2025		254	258
7.115% due 08/01/2027		2,317	2,327
7.118% due 08/01/2031		134	135
7.140% due 09/01/2029		12	12
7.143% due 03/01/2025		1,071	1,090
7.150% due 07/01/2024		805	815
7.162% due 09/25/2008		142	143
7.167% due 04/01/2027		7	7
7.173% due 10/01/2024		49	49
7.190% due 11/01/2023 - 06/01/2025		300	304
7.193% due 08/01/2026		183	185
7.199% due 02/01/2027		463	468
7.200% due 05/01/2021 - 11/01/2025		1,145	1,155
7.218% due 12/01/2022		44	45
7.224% due 05/01/2026		65	65
7.225% due 10/01/2024		164	167
7.227% due 05/01/2025		343	348
7.240% due 01/01/2026 - 02/01/2026		238	241
7.245% due 01/01/2024		76	77
7.250% due 05/01/2009 - 01/01/2023		1,317	1,347
7.254% due 06/01/2024		64	65
7.269% due 11/01/2025		42	42
7.277% due 04/01/2027		70	71
7.291% due 12/01/2010		75	78
7.304% due 11/01/2025		83	84
7.316% due 12/01/2025		377	379
7.350% due 09/01/2025		36	36
7.355% due 12/01/2025		299	301
7.356% due 04/01/2024		390	397
7.375% due 05/25/2022		1,486	1,531
7.376% due 06/01/2025 - 06/01/2030		1,314	1,337
7.394% due 09/01/2023		181	183
7.421% due 10/01/2027		193	195
7.460% due 11/01/2023 - 08/01/2029		3,714	3,982
7.500% due 11/01/2010 - 07/25/2041		6,225	6,683
7.520% due 12/01/2027		576	585
7.521% due 12/01/2023		101	103
7.536% due 08/01/2023		94	94
7.548% due 10/01/2023		29	29
7.600% due 12/01/2026		13	13
7.625% due 11/01/2026		40	40
7.697% due 08/01/2027		37	37
7.722% due 04/01/2026 - 05/01/2027		176	178
7.732% due 10/01/2024		7	8
7.750% due 06/01/2009 - 01/25/2022		2,274	2,387
7.780% due 01/01/2018		2,079	2,331
7.783% due 10/01/2026		11	12
7.800% due 10/25/2022		321	338
7.920% due 03/01/2018		2,572	2,911
7.975% due 02/01/2033		4	4
7.980% due 05/01/2030		6,251	6,659
8.000% due 04/01/2008 - 06/01/2032		5,597	5,877
8.000% due 08/18/2027 (b)		13	3
8.060% due 04/01/2030		1,739	1,871
8.080% due 04/01/2030		955	1,028
8.250% due 10/01/2008 - 02/01/2017		14	14
8.490% due 06/01/2025		894	974
8.500% due 09/01/2007 - 10/01/2032		4,189	4,487
8.750% due 01/25/2021		299	320
9.000% due 07/01/2009 - 12/01/2027		1,999	2,147
9.250% due 04/25/2018		29	30
9.300% due 05/25/2018 - 08/25/2019		83	89
9.500% due 11/01/2009 - 07/01/2022		1,319	1,433
9.633% due 09/25/2028		717	746
10.000% due 08/01/2009 - 05/01/2022		174	190
10.500% due 11/01/2013 - 04/01/2022		64	69
11.000% due 11/01/2013 - 11/01/2020		191	211
11.500% due 08/20/2016 - 11/01/2019		9	10
12.000% due 05/01/2016		1	1
12.500% due 10/01/2015		4	4
13.250% due 09/01/2011		2	3
14.750% due 08/01/2012		21	24
15.000% due 10/15/2012		48	55
15.500% due 10/01/2012 - 12/01/2012		3	4
15.750% due 12/01/2011 - 08/01/2012		16	19
16.000% due 09/01/2012		28	33
112.425% due 09/25/2008 (b)		0	2
903.212% due 08/25/2021 (b)		0	8
1000.000% due 04/25/2022 (b)		0	7
Farmer Mac
7.953% due 01/25/2012		502	500
Freddie Mac
2.900% due 05/01/2008		12	12
3.500% due 10/01/2018 - 07/15/2032		3,683	3,591
4.000% due 04/01/2011 - 12/15/2024		92,170	91,183
4.125% due 09/15/2007 (b)		14	0
4.250% due 03/15/2017 - 04/15/2023		19,664	19,501
4.500% due 11/01/2008 - 05/01/2034		35,126	34,650
4.547% due 08/01/2035		1,539	1,528
4.550% due 01/01/2034		14,002	13,845
4.576% due 09/01/2035		22,809	22,609
4.628% due 07/01/2035		25,041	24,895
4.705% due 06/01/2035		6,451	6,314
4.838% due 03/01/2035 - 10/01/2035		50,183	49,753
4.845% due 11/01/2035		39,386	38,892
4.890% due 10/01/2035		29,447	29,186
4.898% due 10/01/2035		39,867	39,502
4.913% due 11/01/2034		262	260
4.914% due 07/01/2035		73	72
4.944% due 11/01/2035		28,759	28,478
5.000% due 06/15/2016 - 09/01/2035		357,537	350,020
5.013% due 12/01/2026		1,027	1,029
5.026% due 02/15/2008 (b)		6	0
5.136% due 05/01/2035		44,883	44,570
5.500% due 10/01/2008 - 07/01/2037		872,165	843,488
5.520% due 11/15/2024		1,598	1,597
5.550% due 10/25/2023		229	230
5.580% due 08/25/2031		270	271
5.588% due 05/01/2023		15	15
5.641% due 07/01/2032		7	7
5.670% due 03/15/2025 - 06/15/2031		11,749	11,758
5.720% due 06/15/2018 - 06/15/2031		1,001	1,010
5.742% due 08/15/2032		6,020	6,017
5.749% due 05/01/2018		362	363
5.770% due 11/15/2030 - 12/15/2031		43	43
5.781% due 01/01/2022		101	100
5.820% due 09/15/2030 - 01/15/2032		277	278
5.825% due 03/01/2021		1,157	1,159
5.875% due 09/01/2018		100	101
5.888% due 03/01/2022		1,600	1,631
5.930% due 05/01/2018		339	342
5.950% due 06/15/2028		39,153	38,012
5.980% due 02/01/2021		7	7
6.000% due 02/15/2008 - 07/01/2037		610,931	606,368
6.012% due 01/01/2021		48	47
6.040% due 07/01/2019		9	9
6.065% due 10/01/2022		49	49
6.095% due 05/01/2020		20	20
6.132% due 05/01/2021		1,573	1,579
6.140% due 10/01/2020		11	11
6.200% due 12/15/2008		491	491
6.227% due 10/25/2044 - 02/25/2045		49,701	49,781
6.237% due 12/01/2018		411	413
6.250% due 04/15/2023 - 01/15/2036		4,668	4,697
6.256% due 05/01/2020		77	77
6.280% due 02/01/2019		360	362
6.320% due 05/25/2043		16,831	17,159
6.375% due 06/01/2017		4	4
6.400% due 10/15/2008 (b)		1	0
6.427% due 07/25/2044		3,362	3,390
6.500% due 04/01/2008 - 07/25/2043		425,870	432,834
6.500% due 10/15/2008 - 11/15/2008 (b)		78	3
6.625% due 04/01/2017		7	7
6.649% due 10/01/2020		264	266
6.700% due 10/25/2023		1,146	1,169
6.750% due 12/01/2016		196	197
6.780% due 07/25/2040		7,318	7,222
6.830% due 09/01/2023		30	30
6.875% due 11/01/2015		2,052	2,050
6.880% due 02/01/2041		11,109	11,074
6.892% due 06/01/2022		33	33
6.896% due 07/01/2020		11,100	11,087
6.900% due 12/01/2040		22,047	21,978
6.950% due 07/15/2021 - 08/15/2021		54	54
6.960% due 05/01/2016		4,703	4,703
6.985% due 07/01/2022		110	111
6.991% due 12/01/2022		26	26
6.992% due 12/01/2019		5	5
6.997% due 09/01/2019		109	109
7.000% due 12/01/2007 - 10/25/2043		55,197	56,426
7.000% due 08/15/2008 - 09/15/2023 (b)		74	7
7.030% due 01/01/2019		60	60
7.038% due 07/01/2020		168	169
7.068% due 07/01/2023		91	92
7.073% due 05/01/2023		200	199
7.074% due 06/01/2022		184	187
7.075% due 01/01/2019		2	2
7.105% due 05/01/2018		60	60
7.110% due 05/01/2019		1,793	1,793
7.125% due 01/01/2019 - 06/01/2024		268	271
7.128% due 08/01/2023		104	104
7.147% due 06/01/2022		471	478
7.148% due 09/01/2023		210	210
7.158% due 07/01/2023		246	247
7.161% due 11/01/2026		555	561
7.170% due 08/01/2023		688	702
7.177% due 08/01/2023		1	1
7.186% due 04/01/2025		190	192
7.199% due 10/01/2026		494	502
7.204% due 08/01/2023		121	122
7.210% due 07/01/2024		153	155
7.221% due 04/01/2024		972	987
7.229% due 02/01/2025		29	29
7.236% due 02/01/2023		163	165
7.240% due 01/01/2024 - 10/01/2024		319	327
7.243% due 06/01/2024		661	673
7.244% due 07/01/2025		941	954
7.250% due 04/01/2023		18	18
7.256% due 11/01/2028		999	1,013
7.259% due 06/01/2021		580	591
7.260% due 09/01/2028		4	4
7.271% due 11/01/2023 - 07/01/2030		1,323	1,348
7.283% due 03/01/2024		323	325
7.288% due 11/01/2020		91	91
7.289% due 09/01/2023		715	719
7.290% due 07/01/2027		16	16
7.310% due 06/01/2041		22,914	22,712
7.311% due 08/01/2023		1,434	1,455
7.315% due 08/01/2019		5,421	5,414
7.318% due 05/01/2023		120	121
7.325% due 09/01/2027		56	57
7.340% due 02/01/2026		426	433
7.350% due 04/01/2019 - 11/01/2020		642	646
7.357% due 05/01/2023		85	86
7.358% due 09/01/2023		150	150
7.366% due 04/01/2029		209	212
7.369% due 09/01/2023		382	386
7.375% due 02/01/2018		167	168
7.376% due 08/01/2023		55	55
7.389% due 12/01/2023		225	228
7.393% due 11/01/2023		10	11
7.400% due 01/25/2020 - 02/01/2021		4,146	4,172
7.401% due 10/01/2023		210	213
7.414% due 01/01/2028		37	38
7.430% due 10/01/2018 - 06/01/2024		15,631	15,729
7.432% due 10/01/2023		133	135
7.436% due 10/01/2023		226	229
7.450% due 05/01/2021		2,470	2,485
7.460% due 01/01/2023		245	247
7.465% due 11/01/2019		2,445	2,460
7.470% due 10/01/2023		300	304
7.481% due 10/01/2023		58	59
7.485% due 01/01/2024		66	67
7.490% due 07/01/2019		287	292
7.500% due 03/01/2008 - 07/01/2032		24,974	25,666
7.523% due 06/01/2020		95	98
7.580% due 12/01/2040		7,202	7,247
7.630% due 08/01/2041		17,282	17,217
7.645% due 05/01/2025		5,904	6,287
7.780% due 11/01/2040		7,203	7,216
8.000% due 12/01/2007 - 09/15/2024		6,148	6,213
8.250% due 12/01/2007 - 01/01/2041		4,919	4,928
8.375% due 02/01/2012		154	156
8.500% due 02/01/2008 - 06/01/2030		3,512	3,551
8.750% due 04/01/2009 - 12/15/2020		160	161
8.900% due 11/15/2020		1,223	1,218
9.000% due 04/01/2009 - 07/01/2030		818	833
9.000% due 05/01/2022 (b)		7	2
9.250% due 10/01/2009 - 07/01/2017		4	4
9.500% due 09/01/2016 - 12/01/2022		844	885
10.000% due 11/01/2011 - 03/01/2021		81	87
10.100% due 09/01/2016		111	122
10.250% due 04/01/2009 - 07/01/2009		49	51
10.500% due 10/01/2017 - 01/01/2021		28	32
10.750% due 09/01/2009		8	8
11.000% due 06/01/2011 - 05/01/2020		45	50
11.250% due 10/01/2009 - 09/01/2015		4	5
11.500% due 01/01/2018		4	5
12.500% due 12/01/2012		2	2
13.250% due 10/01/2013		55	62
14.000% due 04/01/2016		3	4
15.500% due 08/01/2011 - 11/01/2011		2	3
Ginnie Mae
4.375% due 06/20/2023		752	760
4.500% due 07/20/2028 - 07/15/2033		12,111	11,684
4.750% due 08/20/2020 - 02/20/2032		40,046	40,408
5.000% due 10/20/2029 - 07/20/2034		3,274	3,183
5.125% due 12/20/2015 - 12/20/2029		31,635	32,027
5.250% due 01/20/2028 - 03/20/2030		9,774	9,842
5.375% due 02/20/2017 - 05/20/2030		77,648	78,526
5.380% due 05/20/2022 - 05/20/2030		1,193	1,208
5.500% due 08/20/2029 - 02/20/2036		3,767	3,740
5.625% due 03/20/2018		14	14
5.650% due 10/15/2012		4	4
5.720% due 06/20/2030 - 03/16/2032		381	384
5.750% due 07/20/2022 - 09/20/2026		1,642	1,658
5.770% due 10/16/2030		1,000	1,009
5.820% due 02/16/2030 - 04/16/2032		4,684	4,736
5.870% due 12/16/2025		146	148
5.875% due 04/20/2023		45	45
5.920% due 02/16/2030		3,161	3,207
5.970% due 02/16/2030		1,486	1,507
6.000% due 10/15/2008 - 07/01/2037		119,890	119,551
6.125% due 12/20/2023 - 12/20/2027		2,994	3,031
6.130% due 12/20/2025		540	547
6.375% due 01/20/2027 - 03/20/2028		2,570	2,596
6.500% due 10/15/2008 - 07/15/2040		72,085	73,428
6.670% due 08/15/2040		923	930
6.750% due 06/20/2028 - 10/16/2040		42,835	44,023
7.000% due 11/15/2007 - 11/15/2032		9,450	9,755
7.250% due 07/16/2028		5	5
7.500% due 04/15/2008 - 05/15/2032		10,084	10,292
7.700% due 03/15/2041		6,563	6,886
7.750% due 12/20/2020 - 08/20/2025		30	32
8.000% due 10/20/2007 - 09/15/2031		1,266	1,340
8.250% due 04/15/2008 - 04/15/2020		139	147
8.300% due 06/15/2019		23	24
8.500% due 09/15/2009 - 04/15/2031		696	747
9.000% due 09/15/2008 - 08/15/2030		1,036	1,111
9.250% due 12/20/2016		3	3
9.500% due 11/15/2008 - 07/15/2025		642	694
10.000% due 02/15/2013 - 02/15/2025		583	645
10.250% due 02/20/2019		10	11
10.500% due 12/15/2015 - 09/15/2021		127	141
11.000% due 04/15/2010 - 04/20/2019		25	27
11.500% due 04/15/2013 - 10/15/2015		17	19
12.000% due 11/15/2012 - 05/15/2016		99	111
13.000% due 12/15/2012		5	6
13.500% due 10/15/2012 - 09/15/2014		29	33
15.000% due 08/15/2011 - 11/15/2012		44	51
16.000% due 11/15/2011 - 05/15/2012		37	42
17.000% due 11/15/2011 - 12/15/2011		16	19
Small Business Administration
3.870% due 01/01/2014		1,485	1,426
4.340% due 03/01/2024		283	263
4.504% due 02/10/2014		123	117
4.524% due 02/10/2013		15,795	15,092
4.980% due 11/01/2023		10,522	10,185
5.130% due 09/01/2023		7,220	7,082
5.340% due 11/01/2021		8,480	8,470
6.030% due 02/10/2012		11,875	11,968
6.340% due 03/01/2021		15,980	16,327
6.344% due 08/01/2011		1,526	1,544
6.640% due 02/01/2011		3,722	3,788
6.700% due 12/01/2016		4,487	4,585
6.900% due 12/01/2020		4,504	4,658
6.950% due 11/01/2016		1,108	1,136
7.150% due 03/01/2017		2,247	2,310
7.190% due 12/01/2019		172	178
7.449% due 08/01/2010		9,446	9,584
7.452% due 09/01/2010		2,580	2,651
7.500% due 04/01/2017		1,176	1,215
7.540% due 08/10/2009		6,236	6,375
7.630% due 06/01/2020		7,909	8,287
7.640% due 03/01/2010		4,553	4,684
7.700% due 07/01/2016		143	147
8.017% due 02/10/2010		9,351	9,656
Tennessee Valley Authority
4.250% due 03/15/2013		180	170
Vendee Mortgage Trust
0.452% due 06/15/2023 (b)		27,013	419
6.500% due 09/15/2024		19,945	20,415
6.814% due 01/15/2030		2,676	2,729

Total U.S. Government Agencies (Cost $56,280,621)			55,200,104

U.S. TREASURY OBLIGATIONS 0.8%
Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026		20,198	18,301
2.375% due 04/15/2011		1,353	1,339
2.375% due 01/15/2017		205	200
2.375% due 01/15/2025		295,278	284,021
3.625% due 04/15/2028		198,980	230,584
U.S. Treasury Notes
4.250% due 11/30/2007		425	424
4.500% due 03/31/2012		29,900	29,363
4.500% due 05/15/2017		328,050	314,621

Total U.S. Treasury Obligations (Cost $924,733)			878,852

MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		287	282
4.390% due 02/25/2045		114,758	112,394
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		5,886	5,886
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		102,453	100,951
Banc of America Funding Corp.
4.113% due 05/25/2035		161,346	158,032
5.250% due 09/20/2034		200	196
5.380% due 01/25/2037		8,188	8,192
Banc of America Mortgage Securities, Inc.
5.500% due 11/25/2033		211	210
6.500% due 10/25/2031		463	468
6.500% due 09/25/2033		19,417	19,432
7.429% due 07/20/2032		1,779	1,802
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034		542	544
4.750% due 10/25/2035		158,740	156,989
4.773% due 01/25/2034		25	25
5.292% due 04/25/2033		8,175	8,135
5.329% due 02/25/2033		83	85
5.386% due 04/25/2033		22,679	22,473
5.626% due 02/25/2033		16,584	16,480
6.048% due 01/25/2034		89	89
6.337% due 11/25/2030		13,742	13,706
Bear Stearns Alt-A Trust
4.944% due 01/25/2035		18,600	18,759
5.377% due 05/25/2035		212,296	211,409
5.540% due 04/25/2035		6,741	6,754
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041		4,364	4,305
5.060% due 11/15/2016		10,364	10,297
5.910% due 02/14/2031		10	10
6.440% due 06/16/2030		11,300	11,365
7.000% due 05/20/2030		38,053	39,778
Bear Stearns Mortgage Securities, Inc.
6.474% due 06/25/2030		436	443
CC Mortgage Funding Corp.
5.500% due 05/25/2036		9,770	9,784
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033		250	242
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		506	507
Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035		136,233	133,931
4.700% due 12/25/2035		69,811	68,559
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		647	645
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031		65	66
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		145	153
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		1,216	1,200
5.390% due 07/25/2046		5,525	5,528
5.470% due 05/20/2046		4,102	4,106
5.520% due 05/25/2036		4,808	4,811
5.600% due 10/25/2035		74	74
5.670% due 09/25/2035		4,882	4,893
6.000% due 10/25/2032		5,500	5,453
Countrywide Home Loan Mortgage Pass-Through Trust
3.790% due 10/19/2032		29	29
5.250% due 02/20/2036		64,031	63,615
5.500% due 11/25/2035		11,188	8,969
5.550% due 05/25/2035		27,230	27,260
5.590% due 05/25/2034		2	2
5.610% due 04/25/2035		33,276	33,378
6.834% due 07/19/2031		51	51
CS First Boston Mortgage Securities Corp.
3.006% due 03/15/2036		11,106	10,980
5.631% due 05/25/2032		22	22
5.953% due 03/25/2032		813	811
6.000% due 02/25/2017		184	183
6.500% due 04/25/2033		4,109	4,114
6.890% due 06/25/2032		5	5
7.290% due 09/15/2041		309	318
7.500% due 12/25/2032		9	9
7.519% due 06/25/2032		12	12
7.560% due 05/25/2032		368	366
Denver Arena Trust
6.940% due 11/15/2019		3,048	3,054
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 12/25/2036		53,706	53,743
5.410% due 08/25/2037		26,300	26,300
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032		503	517
DLJ Mortgage Acceptance Corp.
4.488% due 08/01/2021 (n)		437	430
8.000% due 03/25/2022		10	10
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		36	36
First Nationwide Trust
6.750% due 08/21/2031		5,432	5,420
First Republic Mortgage Loan Trust
5.620% due 08/15/2032		593	595
5.640% due 06/25/2030		4,187	4,190
Fund America Investors Corp. II
6.025% due 06/25/2023		16	16
6.916% due 06/25/2023		373	373
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		29,135	28,490
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017		54	54
Government Lease Trust
4.000% due 05/18/2011		35,750	34,002
6.480% due 05/18/2011		13,714	13,947
GS Mortgage Securities Corp. II
6.044% due 08/15/2018		12,367	12,518
6.620% due 10/18/2030		22,266	22,420
6.624% due 05/03/2018		55,900	58,149
GSR Mortgage Loan Trust
4.538% due 09/25/2035		117,860	116,173
4.549% due 09/25/2035		99,499	98,659
5.500% due 03/25/2035		150	148
5.670% due 01/25/2034		68	68
6.000% due 03/25/2032		136	133
GSRPM Mortgage Loan Trust
6.020% due 01/25/2032		3,101	3,148
Harborview Mortgage Loan Trust
5.450% due 04/19/2038		35,524	35,492
5.560% due 03/19/2037		23,436	23,486
5.660% due 06/20/2035		2,904	2,912
5.670% due 01/19/2035		6,517	6,541
Indymac ARM Trust
6.633% due 01/25/2032		1,479	1,476
6.678% due 01/25/2032		316	316
7.072% due 08/25/2031		507	505
Indymac Index Mortgage Loan Trust
5.167% due 01/25/2036		24,306	24,453
JPMorgan Alternative Loan Trust
5.390% due 05/25/2036		3,147	3,149
JPMorgan Mortgage Trust
4.865% due 02/25/2036		25,954	25,772
5.008% due 07/25/2035		50,586	49,962
LB Mortgage Trust
8.445% due 01/20/2017		23,097	25,273
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027		14,760	14,556
Lehman ABS Mortgage Loan Trust
5.410% due 06/25/2037		21,083	21,103
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		1,431	1,432
MASTR Adjustable Rate Mortgages Trust
5.226% due 05/25/2034		193	192
6.162% due 10/25/2032		4,363	4,350
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,465	2,361
MASTR Seasoned Securities Trust
6.202% due 09/25/2017		28,317	28,651
6.500% due 08/25/2032		54,058	53,746
Mellon Residential Funding Corp.
5.670% due 11/15/2031		23,433	23,473
5.760% due 12/15/2030		5,004	5,027
5.800% due 06/15/2030		798	798
5.810% due 10/20/2029		15,695	15,768
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032		134	133
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034		14,349	14,316
MLCC Mortgage Investors, Inc.
5.650% due 06/25/2028		6,178	6,194
5.700% due 03/15/2025		333	334
Morgan Stanley Capital I
5.380% due 10/15/2020		121,505	121,668
5.500% due 04/25/2017		76	76
5.900% due 10/15/2035		813	812
6.160% due 04/03/2014		3,473	3,497
6.170% due 10/03/2034		1,405	1,417
Nationslink Funding Corp.
5.670% due 11/10/2030		1,407	1,410
6.888% due 11/10/2030		161	161
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		3,434	3,561
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		47	47
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)		0	4
Prime Mortgage Trust
5.720% due 02/25/2019		3,764	3,772
5.720% due 02/25/2034		17,391	17,449
Prudential Home Mortgage Securities
7.500% due 03/25/2008		78	78
Prudential-Bache CMO Trust
8.400% due 03/20/2021		554	553
RAAC Series 2005-SP1
5.000% due 09/25/2034		12,562	12,434
Regal Trust IV
5.876% due 09/29/2031		1,748	1,742
Resecuritization Mortgage Trust
5.570% due 04/26/2021		1	2
Residential Accredit Loans, Inc.
5.420% due 09/25/2046		24,750	24,739
Residential Asset Mortgage Products, Inc.
5.490% due 07/25/2024		1,134	1,134
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		809	809
Salomon Brothers Mortgage Securities VII, Inc.
5.820% due 05/25/2032		226	227
7.056% due 11/25/2022		9	9
7.060% due 09/25/2023		2	2
7.536% due 12/25/2030		182	182
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		307	309
Sears Mortgage Securities
12.000% due 02/25/2014		86	86
Securitized Asset Sales, Inc.
7.542% due 11/26/2023		173	173
Sequoia Mortgage Trust
4.081% due 04/20/2035		55,113	54,119
5.670% due 10/19/2026		467	467
5.670% due 07/20/2033		350	352
Structured Adjustable Rate Mortgage Loan Trust
5.340% due 08/25/2034		630	630
5.450% due 01/25/2036		17,090	16,999
6.429% due 01/25/2035		368	370
Structured Asset Mortgage Investments, Inc.
5.510% due 06/25/2036		3,155	3,158
5.630% due 12/25/2035		6,577	6,594
5.650% due 09/19/2032		17,247	17,272
5.894% due 04/30/2030		2	2
6.480% due 05/25/2022		2,025	1,977
Structured Asset Securities Corp.
5.329% due 10/25/2035		231	231
5.450% due 03/25/2033		12,099	11,892
6.063% due 02/25/2032		2,964	2,959
6.150% due 07/25/2032		2,526	2,542
6.846% due 05/25/2032		156	156
7.197% due 01/25/2032		2,769	2,761
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		41	40
TBW Mortgage-Backed Pass-Through Certificates
6.080% due 09/25/2036		9,225	9,211
Thornburg Mortgage Securities Trust
5.425% due 06/25/2036		21,913	21,902
5.440% due 08/25/2036		4,945	4,942
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,039
6.800% due 01/25/2028		3,031	3,042
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		2,363	2,364
Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033		282	282
7.301% due 05/25/2033		476	481
Washington Mutual, Inc.
4.816% due 10/25/2032		6	6
5.094% due 10/25/2032		10,863	10,836
5.400% due 06/25/2046		3,306	3,309
5.420% due 05/25/2046		382	382
5.474% due 02/27/2034		547	538
5.510% due 04/25/2045		3,732	3,735
5.580% due 11/25/2045		7,385	7,414
5.610% due 08/25/2045		1,147	1,148
5.610% due 10/25/2045		56,789	56,923
5.724% due 05/25/2046		4,578	4,586
5.745% due 11/25/2034		114	114
5.860% due 12/25/2027		1,824	1,825
5.960% due 12/25/2027		34,078	34,100
6.009% due 06/25/2046		59,827	60,211
6.229% due 11/25/2042		523	524
6.429% due 06/25/2042		3,128	3,126
6.429% due 08/25/2042		395	396
6.529% due 11/25/2046		2,944	2,956
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034		37,918	36,954
3.990% due 12/25/2034		420	411
4.319% due 07/25/2035		49,635	48,796
4.950% due 03/25/2036		262,806	259,304
5.113% due 03/25/2036		10,152	10,084

Total Mortgage-Backed Securities (Cost $3,185,764)			3,106,746

ASSET-BACKED SECURITIES 2.9%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037		12,920	12,928
5.480% due 09/25/2035		12,105	12,114
ACE Securities Corp.
5.370% due 06/25/2036		11,377	11,385
5.370% due 07/25/2036		21,632	21,646
5.390% due 12/25/2035		10,810	10,819
5.400% due 02/25/2036		9,047	9,054
5.430% due 10/25/2035		388	388
Advanta Mortgage Loan Trust
8.250% due 08/25/2030		3,988	3,978
Ameriquest Mortgage Securities, Inc.
5.750% due 10/25/2033		73	73
Amortizing Residential Collateral Trust
5.590% due 06/25/2032		396	396
Argent Securities, Inc.
5.370% due 10/25/2036		14,224	14,233
5.380% due 05/25/2036		8,204	8,209
5.390% due 04/25/2036		10,648	10,654
5.400% due 03/25/2036		11,716	11,724
Asset-Backed Funding Certificates
5.380% due 10/25/2036		5,832	5,836
Asset-Backed Securities Corp. Home Equity
5.380% due 03/25/2036		1,008	1,009
5.380% due 07/25/2036		8,842	8,848
5.390% due 03/25/2036		3,125	3,128
5.400% due 05/25/2037		17,060	17,072
5.480% due 05/25/2035		149	149
Bank One Issuance Trust
5.430% due 12/15/2010		30,050	30,100
Basic Asset-Backed Securities Trust
5.400% due 04/25/2036		7,252	7,257
Bear Stearns Asset-Backed Securities, Inc.
5.334% due 06/25/2043		4,659	4,673
5.360% due 02/25/2037		13,234	13,242
5.390% due 12/25/2036		16,548	16,550
5.400% due 12/25/2035		2,560	2,562
5.410% due 04/25/2036		16,095	16,105
5.470% due 01/25/2037		45,166	45,194
5.520% due 09/25/2034		65	65
5.650% due 10/25/2032		8,945	8,962
5.720% due 10/27/2032		3,422	3,434
Brazos Student Finance Corp.
5.770% due 06/01/2023		5,099	5,119
Carmax Auto Owner Trust
5.328% due 06/16/2008		38,100	38,100
Carrington Mortgage Loan Trust
5.360% due 05/25/2036		6,375	6,377
5.370% due 08/25/2036		7,876	7,882
5.440% due 02/25/2036		20,000	20,017
5.500% due 12/25/2035		1,345	1,346
Cendant Mortgage Corp.
6.000% due 07/25/2043		3,314	3,312
Centex Home Equity
5.370% due 06/25/2036		744	744
Chase Credit Card Master Trust
5.430% due 07/15/2010		15,895	15,920
Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 08/25/2032		2,879	2,882
6.060% due 10/25/2032		155	155
Chase Issuance Trust
5.340% due 07/15/2010		32,000	32,025
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033		20	21
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010		20,000	19,706
5.526% due 02/07/2010		15,000	15,026
Citibank Credit Card Master Trust I
6.050% due 01/15/2010		5,121	5,146
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036		10,932	10,940
5.390% due 05/25/2037 (n)		32,257	32,262
5.470% due 07/25/2035		595	595
Community Program Loan Trust
4.500% due 10/01/2018		8,213	8,090
4.500% due 04/01/2029		26,000	24,363
Conseco Finance
5.770% due 05/15/2032		145	145
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046		63,759	63,774
5.370% due 03/25/2037		35,140	35,163
5.370% due 05/25/2037		1,297	1,298
5.370% due 08/25/2037		84,266	84,279
5.390% due 06/25/2036		16,988	17,000
5.390% due 07/25/2036		5,802	5,806
5.390% due 08/25/2036		5,360	5,363
5.390% due 09/25/2036		6,318	6,322
5.400% due 06/25/2037		18,730	18,742
5.450% due 07/25/2036		5,722	5,725
5.480% due 02/25/2036		14,471	14,483
5.700% due 03/25/2033		860	861
Credit-Based Asset Servicing & Securitization LLC
5.380% due 03/25/2036		6,010	6,014
5.440% due 07/25/2035		1,689	1,690
5.870% due 04/25/2032		748	750
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		510	511
6.020% due 07/25/2032		52	52
6.060% due 08/25/2032		1,615	1,616
Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029		272	272
Discover Card Master Trust I
5.695% due 10/16/2013		400	405
Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032		168	169
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025		4	4
Fieldstone Mortgage Investment Corp.
5.400% due 05/25/2036		6,109	6,113
First Alliance Mortgage Loan Trust
5.760% due 01/25/2025		10	10
6.080% due 03/20/2031		1,515	1,516
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036		12,887	12,896
5.370% due 10/25/2036		25,434	25,448
5.370% due 11/25/2036		8,187	8,192
5.370% due 03/25/2037		13,747	13,755
5.390% due 01/25/2036		6,279	6,283
5.390% due 12/25/2036		13,269	13,278
5.410% due 01/25/2036		42,245	42,280
5.690% due 12/25/2034		4,917	4,925
First USA Credit Card Master Trust
5.480% due 04/18/2011		20,000	20,053
FMAC Loan Receivables Trust
6.500% due 09/15/2020		47	38
7.900% due 04/15/2019		20	17
Ford Credit Auto Owner Trust
5.349% due 07/15/2008		10,000	10,008
Fremont Home Loan Trust
5.370% due 05/25/2036		5,291	5,294
5.370% due 10/25/2036		13,444	13,446
Green Tree Financial Corp.
6.160% due 02/01/2031		87	87
6.240% due 11/01/2016		42	42
6.480% due 12/01/2030		36	36
6.870% due 04/01/2030		958	972
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	113
GSAMP Trust
5.360% due 08/25/2036		674	675
5.380% due 04/25/2036		3,326	3,328
5.390% due 01/25/2036		14,066	14,075
5.390% due 02/25/2036		7,256	7,260
5.410% due 11/25/2035		2,986	2,986
5.610% due 03/25/2034		1,056	1,058
GSR Mortgage Loan Trust
5.420% due 11/25/2030		79	79
HFC Home Equity Loan Asset-Backed Certificates
5.470% due 03/20/2036		14,655	14,654
Home Equity Asset Trust
5.380% due 05/25/2037		31,282	31,296
5.400% due 05/25/2036		25,084	25,097
5.430% due 02/25/2036		8,161	8,167
5.920% due 11/25/2032		154	154
Home Equity Mortgage Trust
5.410% due 05/25/2036		1,175	1,176
5.430% due 02/25/2036		3	4
Honda Auto Receivables Owner Trust
5.100% due 09/18/2008		3,607	3,611
HSBC Asset Loan Obligation
5.380% due 12/25/2036		2,615	2,617
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		86,830	86,884
5.400% due 12/25/2035		10,578	10,586
IMC Home Equity Loan Trust
7.172% due 07/25/2026		74	74
7.310% due 11/20/2028		49	49
7.500% due 04/25/2026		58	57
7.520% due 08/20/2028		32	32
Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036		19,411	19,425
5.410% due 03/25/2036		18,649	18,662
5.430% due 10/25/2035		4,128	4,130
IXIS Real Estate Capital Trust
5.380% due 08/25/2036		16,809	16,820
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036		9,125	9,131
5.370% due 07/25/2036		12,433	12,441
5.380% due 01/25/2032		5,673	5,677
5.380% due 05/25/2037		25,000	25,013
5.390% due 03/25/2036		1,653	1,654
5.400% due 08/25/2036		24,966	24,980
5.440% due 09/25/2035		145	145
Lehman XS Trust
5.390% due 05/25/2046		46	47
5.400% due 04/25/2046		30,840	30,859
5.400% due 06/25/2046		25,136	25,149
5.400% due 08/25/2046		10,245	10,253
5.410% due 05/25/2046		23,065	23,070
Long Beach Mortgage Loan Trust
5.360% due 07/25/2036		14,274	14,275
5.380% due 05/25/2046		1,137	1,138
5.390% due 03/25/2036		7,766	7,771
5.400% due 02/25/2036		6,740	6,744
5.410% due 01/25/2036		2,007	2,008
5.460% due 02/25/2036		30,000	30,026
5.600% due 10/25/2034		18,883	18,918
MASTR Asset-Backed Securities Trust
5.370% due 03/25/2036		11,099	11,107
5.380% due 10/25/2036		3,477	3,479
5.400% due 01/25/2036		20,288	20,303
5.430% due 11/25/2035		25,560	25,579
MBNA Credit Card Master Note Trust
5.820% due 03/15/2010		65,000	65,118
Merrill Lynch First Franklin Mortgage Loan Trust
5.380% due 07/25/2037		11,900	11,902
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037		6,184	6,188
5.380% due 03/25/2037		8,375	8,381
5.380% due 10/25/2037		996	997
5.390% due 08/25/2036		1,757	1,757
5.390% due 02/25/2037		8,766	8,772
5.390% due 07/25/2037		35,998	36,018
5.440% due 02/25/2037		9,768	9,775
Mid-State Trust
6.340% due 10/15/2036		23,597	23,396
7.340% due 07/01/2035		1,053	1,110
7.791% due 03/15/2038		4,162	4,396
8.330% due 04/01/2030		22,507	23,499
Morgan Stanley ABS Capital I
5.360% due 04/25/2036		5,193	5,194
5.380% due 03/25/2036		13,118	13,124
5.390% due 12/25/2035		3,482	3,485
5.390% due 03/25/2036		17,564	17,572
Morgan Stanley Home Equity Loans
5.370% due 04/25/2036		10,077	10,081
5.370% due 12/25/2036		34,072	34,093
5.400% due 12/25/2035		2,559	2,559
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		4,788	4,881
Nationstar Home Equity Loan Trust
5.380% due 03/25/2037		27,729	27,746
Nelnet Student Loan Trust
5.325% due 10/27/2014		5,390	5,393
5.340% due 09/25/2012		794	794
5.365% due 01/26/2015		1,825	1,826
5.370% due 12/22/2014		7,128	7,127
5.445% due 07/25/2016		4,908	4,916
5.445% due 10/25/2016		5,766	5,770
New Century Home Equity Loan Trust
5.380% due 05/25/2036		5,994	5,997
5.400% due 12/25/2035		2,219	2,219
5.590% due 09/25/2035		68,197	68,028
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		6,627	6,629
Nomura Asset Acceptance Corp.
5.460% due 01/25/2036		7,232	7,237
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036		3,447	3,449
NPF XII, Inc.
2.462% due 11/01/2003 (a)		49,000	228
Option One Mortgage Loan Trust
5.360% due 02/25/2037		5,659	5,662
5.390% due 01/25/2036		8,175	8,181
Ownit Mortgage Loan Asset-Backed Certificates
5.380% due 03/25/2037		9,278	9,281
5.520% due 03/25/2036		508	508
Popular ABS Mortgage Pass-Through Trust
5.410% due 06/25/2047		48,400	48,402
PP&L Transition Bond Co. LLC
7.150% due 06/25/2009		690	701
Quest Trust
5.750% due 12/25/2033		1,787	1,801
5.880% due 06/25/2034		313	313
Renaissance Home Equity Loan Trust
5.670% due 08/25/2032		555	555
5.680% due 11/25/2034		202	203
Residential Asset Mortgage Products, Inc.
5.390% due 05/25/2036		6,997	7,002
5.400% due 01/25/2036		1,989	1,990
5.430% due 09/25/2035		2,471	2,473
5.450% due 09/25/2035		2,267	2,268
Residential Asset Securities Corp.
5.360% due 06/25/2036		16,278	16,290
5.370% due 09/25/2036		26,734	26,751
5.380% due 04/25/2036		16,878	16,891
5.390% due 03/25/2036		6,014	6,018
5.390% due 04/25/2036		14,000	14,011
5.400% due 01/25/2036		12,610	12,619
5.400% due 10/25/2036		29,056	29,077
5.410% due 01/25/2036		476	476
5.420% due 11/25/2035		663	663
5.490% due 08/25/2035		865	866
Residential Funding Mortgage Securities II, Inc.
5.420% due 12/25/2035		13,943	13,954
Residential Mortgage Loan Trust
6.875% due 09/25/2029		20	20
SACO I, Inc.
5.380% due 05/25/2036		14,270	14,279
5.400% due 04/25/2036		175	175
5.540% due 06/25/2035		6,442	6,440
5.570% due 12/25/2035		377	377
Salomon Brothers Mortgage Securities VII, Inc.
5.600% due 09/25/2028		2,080	2,083
5.620% due 03/25/2032		1,066	1,068
Saxon Asset Securities Trust
5.380% due 03/25/2036		891	891
5.840% due 08/25/2032		889	889
Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036		12,791	12,799
5.390% due 10/25/2035		2,045	2,046
SLM Student Loan Trust
5.325% due 07/25/2013		2,302	2,303
5.335% due 04/25/2014		88,865	88,929
5.345% due 10/25/2016		4,000	4,004
5.345% due 07/25/2017		8,350	8,357
5.345% due 10/25/2018		3,118	3,118
5.355% due 01/25/2016		10,359	10,367
5.355% due 07/25/2016		4,733	4,736
5.365% due 01/26/2015		14,775	14,790
5.375% due 01/27/2014		608	608
5.395% due 07/25/2014		2,360	2,362
SMS Student Loan Trust
5.420% due 10/27/2025		306	304
Soundview Home Equity Loan Trust
5.350% due 07/25/2036		10,821	10,826
5.360% due 11/25/2036		789	789
5.370% due 10/25/2036		2,257	2,258
5.380% due 06/25/2036		11,506	11,514
5.390% due 03/25/2036		1,084	1,085
5.390% due 05/25/2036		2,090	2,092
5.420% due 12/25/2035		11	11
5.430% due 11/25/2035		8	8
Specialty Underwriting & Residential Finance
5.380% due 02/25/2037		8,816	8,819
5.400% due 12/25/2036		17,647	17,655
Structured Asset Investment Loan Trust
6.020% due 04/25/2033		2,194	2,196
Structured Asset Securities Corp.
4.900% due 04/25/2035		36,816	36,703
5.370% due 02/25/2036		7,611	7,616
5.400% due 01/25/2037		34,702	34,721
5.420% due 09/25/2035		3,707	3,710
5.610% due 01/25/2033		6,683	6,697
Triad Auto Receivables Owner Trust
5.303% due 06/12/2008		25,896	25,924
USAA Auto Owner Trust
5.030% due 11/17/2008		1,514	1,515
Wachovia Auto Owner Trust
4.820% due 02/20/2009		101	101
Wachovia Student Loan Trust
5.335% due 10/25/2013		587	589
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		30,591	30,611
5.390% due 04/25/2036		7,734	7,740
Wells Fargo Home Equity Trust
5.430% due 10/25/2035		7,358	7,363
5.430% due 11/25/2035		6,413	6,417
5.440% due 12/25/2035		15,443	15,451
5.560% due 11/25/2035		89,554	89,731
5.570% due 12/25/2035		135,729	136,030
WFS Financial Owner Trust
3.590% due 10/19/2009		9,580	9,527
WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030		3,668	3,671
6.220% due 10/15/2029		1,917	1,918

Total Asset-Backed Securities (Cost $2,956,926)			2,930,630

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,523
China Development Bank
5.000% due 10/15/2015		29,300	28,033
Hydro Quebec
5.398% due 09/29/2049		5,600	5,290
Korea Development Bank
4.750% due 07/20/2009		200	197
5.475% due 10/31/2008		100	100
Korea Highway Corp.
5.125% due 05/20/2015		100	96
Peru Government International Bond
9.125% due 01/15/2008		1,700	1,726
South Africa Government International Bond
6.500% due 06/02/2014		27,000	27,878

Total Sovereign Issues (Cost $67,228)			67,843

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	38,480
Atlas Reinsurance PLC
7.922% due 01/10/2010		3,000	4,120
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,269
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,518,624	756,340
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	93,600	54,103
Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		3,171,371	1,600,441
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	1,000,000	8,122
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	69,973
Danske Bank A/S
4.878% due 02/28/2049		8,000	10,289
5.684% due 12/29/2049	GBP	16,400	30,633
Ford Motor Credit Co.
5.250% due 06/16/2008	EUR	15,000	10,319
6.750% due 01/14/2008		8,000	10,856
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	27,259
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	12,909
HBOS PLC
4.875% due 03/29/2049		14,090	18,641
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008 (e)		40,729	54,476
JSG Holding PLC
6.335% due 11/29/2013		7,915	10,819
6.345% due 11/29/2013		2,169	2,964
6.362% due 11/29/2013		2,446	3,344
6.398% due 11/29/2013		4,217	5,764
6.444% due 11/29/2013		3,253	4,446
6.718% due 11/29/2014		1,193	1,634
6.835% due 11/29/2014		4,353	5,965
6.862% due 11/29/2014		1,346	1,844
6.898% due 11/29/2014		2,319	3,178
6.944% due 11/29/2014		1,789	2,451
KBC Bank Funding Trust IV
8.220% due 11/29/2049		5,000	7,242
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	38,452
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	8,323
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	84,080
Nordic Telephone Co. Holdings ApS
5.875% due 11/30/2014	EUR	12,556	17,204
5.992% due 11/30/2014		991	1,361
6.125% due 11/30/2014		14,508	19,911
Norinchukin Bank
5.625% due 09/28/2016	GBP	25,000	48,559
Poland Government International Bond
5.750% due 03/24/2010	PLN	54,490	19,769
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	8,140
1.548% due 12/31/2049		1,100,000	8,937

Total Foreign Currency-Denominated Issues (Cost $2,933,603)			3,014,617

SHORT-TERM INSTRUMEN 13.0%
Certificates of Deposit 5.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$494,200	494,411
Bank of Ireland
5.400% due 01/15/2010		34,200	34,233
Barclays Bank PLC
5.281% due 03/17/2008		253,670	253,707
5.305% due 03/17/2008		280,000	280,000
BNP Paribas Finance, Inc.
5.262% due 05/28/2008		163,100	163,158
5.262% due 07/03/2008		40,500	40,492
5.264% due 04/03/2008		14,700	14,699
5.270% due 09/23/2008		244,000	244,000
Calyon Financial, Inc.
5.340% due 01/16/2009		317,700	317,754
5.395% due 06/29/2010		43,140	43,121
Capital One Bank
5.485% due 02/23/2009		100,000	100,093
Capmark Bank
4.250% due 11/05/2019		100	98
Citizens Bank of Massachusetts
5.315% due 08/09/2007		50,000	50,000
Fortis Bank NY
5.265% due 04/28/2008		3,700	3,702
5.265% due 06/30/2008		304,730	304,846
5.300% due 09/30/2008		186,970	186,990
HSBC Bank USA N.A.
5.176% due 07/28/2008		74,800	74,916
Lehman Brothers Bank FSB
4.000% due 01/28/2016		100	98
Nordea Bank Finland PLC
5.308% due 05/28/2008		160,000	160,092
Royal Bank of Canada
5.225% due 09/04/2007		31,900	31,588
5.267% due 06/30/2008		478,820	479,233
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		367,540	367,556
5.265% due 03/26/2008		205,000	204,985
Skandinav Enskilda BK
5.330% due 02/04/2008		8,600	8,612
5.340% due 08/21/2008		7,000	7,003
5.350% due 02/13/2009		238,460	238,645
Societe Generale NY
5.269% due 06/30/2008		5,500	5,503
5.270% due 03/26/2008		386,230	386,244
Unicredito Italiano NY
5.360% due 09/11/2007		47,500	47,510
5.360% due 12/03/2007		19,500	19,507
5.360% due 05/29/2008		141,400	141,471
Unicredito Italiano SpA
5.295% due 05/29/2008		550,000	550,000

			5,254,267

Commercial Paper 6.6%
Abbey National N.A. LLC
5.200% due 09/14/2007		36,300	36,043
5.230% due 09/14/2007		33,700	33,524
5.250% due 09/14/2007		1,600	1,592
ABN AMRO N.A. Finance
5.200% due 08/28/2007		237,700	235,743
ANZ National International Ltd.
5.225% due 09/19/2007		79,000	78,633
ASB Finance Ltd.
5.230% due 09/20/2007		103,000	102,521
5.240% due 09/20/2007		55,000	54,463
Australia and New Zealand Banking Group Ltd.
5.245% due 09/19/2007		5,100	5,039
Bank of America Corp.
5.190% due 10/04/2007		83,000	81,985
5.195% due 10/04/2007		192,500	191,500
5.200% due 10/04/2007		12,700	12,660
5.205% due 10/04/2007		132,200	131,033
5.210% due 10/04/2007		8,400	8,339
5.215% due 10/04/2007		82,300	81,246
5.228% due 10/04/2007		100,900	100,460
5.230% due 10/04/2007		48,900	48,637
5.235% due 10/04/2007		18,800	18,655
5.240% due 10/04/2007		66,300	65,750
5.245% due 10/04/2007		47,700	47,089
5.250% due 10/04/2007		3,900	3,846
5.260% due 10/04/2007		36,000	35,492
Bank of Ireland
5.225% due 11/08/2007		116,200	115,660
5.250% due 11/08/2007		6,000	5,960
Barclays U.S. Funding Corp.
5.230% due 09/26/2007		16,827	16,773
5.235% due 09/26/2007		25,800	25,646
5.240% due 09/26/2007		19,000	18,859
5.245% due 09/26/2007		27,100	26,835
5.250% due 09/26/2007		13,400	13,226
BNP Paribas Finance, Inc.
5.156% due 10/23/2007		70,700	69,509
5.330% due 10/23/2007		8,200	8,200
Caisse d’Amortissement de la Dette Sociale
5.230% due 08/10/2007		16,900	16,804
CBA (de) Finance
5.205% due 09/28/2007		104,850	104,047
5.235% due 09/28/2007		5,300	5,244
Cox Communications, Inc.
5.570% due 09/17/2007		217,400	217,400
Danske Corp.
5.165% due 10/12/2007		24,200	23,831
5.205% due 10/12/2007		18,500	18,363
5.210% due 10/12/2007		20,700	20,553
5.230% due 10/12/2007		15,600	15,445
5.235% due 10/12/2007		7,100	7,030
Dexia Delaware LLC
5.225% due 09/21/2007		62,300	61,969
5.235% due 09/21/2007		3,000	2,970
5.240% due 09/21/2007		22,900	22,667
5.260% due 09/21/2007		4,100	4,081
5.420% due 09/21/2007		143,040	143,040
DnB NORBank ASA
5.205% due 10/12/2007		43,400	43,093
5.220% due 10/12/2007		3,100	3,090
5.300% due 07/06/2007		20,000	19,988
Fannie Mae
4.563% due 09/05/2007		300	297
5.080% due 07/02/2007		198,900	198,900
5.123% due 08/08/2007		1,200	1,194
5.145% due 08/15/2007		300	298
5.145% due 09/12/2007		1,600	1,582
5.150% due 09/26/2007		5,500	5,429
5.160% due 08/10/2007		9,200	9,149
Fortis Funding LLC
5.275% due 09/05/2007		5,400	5,380
Freddie Mac
4.800% due 07/02/2007		38,100	38,100
5.165% due 07/25/2007		6,300	6,279
General Electric Capital Corp.
5.150% due 11/06/2007		500	492
5.155% due 02/29/2008		23,800	22,965
5.170% due 11/06/2007		28,200	27,669
5.200% due 11/06/2007		209,900	209,051
HBOS Treasury Services PLC
5.230% due 09/21/2007		5,000	4,977
5.230% due 11/13/2007		37,600	37,431
5.235% due 11/13/2007		104,500	103,665
5.245% due 11/13/2007		12,800	12,651
5.255% due 11/13/2007		12,800	12,630
ING U.S. Funding LLC
5.225% due 09/21/2007		37,300	37,143
Intesa Funding LLC
5.240% due 09/05/2007		67,900	67,227
KFW International Finance, Inc.
5.210% due 07/20/2007		4,700	4,688
Natixis S.A.
5.225% due 09/21/2007		122,400	121,760
5.230% due 09/21/2007		39,800	39,540
5.240% due 09/21/2007		221,200	219,500
5.250% due 09/21/2007		144,000	142,554
Nordea N.A., Inc.
5.225% due 07/26/2007		10,000	9,965
5.240% due 07/26/2007		9,400	9,367
5.308% due 04/09/2009		432,700	432,700
Rabobank USA Financial Corp.
5.330% due 07/26/2007		4,900	4,900
San Paolo IMI U.S. Financial Co.
5.225% due 08/08/2007		24,200	24,095
5.230% due 08/08/2007		127,900	127,324
5.245% due 08/08/2007		60,300	59,975
5.330% due 08/08/2007		3,000	3,000
Santander Hispano Finance Delaware
5.250% due 09/26/2007		58,600	57,841
Societe Generale NY
5.180% due 11/26/2007		7,600	7,435
5.190% due 11/26/2007		305,200	302,956
5.195% due 11/26/2007		34,500	34,321
5.210% due 11/26/2007		182,000	179,709
5.225% due 11/26/2007		107,300	105,884
5.226% due 11/26/2007		69,800	69,445
5.240% due 11/26/2007		43,500	42,993
5.245% due 11/26/2007		31,300	30,922
5.250% due 11/26/2007		25,300	24,966
Stadshypoket Delaware, Inc.
5.205% due 09/11/2007		7,700	7,644
5.230% due 09/11/2007		194,600	193,487
5.240% due 09/11/2007		16,700	16,520
Statens Bostadsfin Bank
5.190% due 09/14/2007		10,200	10,134
Svenska Handelsbanken, Inc.
5.130% due 10/09/2007		2,100	2,085
5.200% due 10/09/2007		13,000	12,908
5.203% due 10/09/2007		9,900	9,828
5.225% due 08/06/2007		5,700	5,671
Swedbank AB
5.205% due 09/06/2007		12,000	11,924
5.205% due 10/19/2007		170,800	169,058
5.225% due 09/06/2007		15,200	15,118
5.230% due 10/19/2007		148,100	146,010
5.235% due 09/06/2007		22,030	21,820
5.240% due 10/19/2007		5,600	5,544
5.245% due 10/19/2007		2,000	1,985
5.250% due 10/19/2007		2,300	2,277
Time Warner, Inc.
5.410% due 09/17/2007		89,320	88,279
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		7,000	7,000
Toyota Motor Credit Corp.
5.190% due 09/14/2007		5,000	4,974
UBS Finance Delaware LLC
5.200% due 10/23/2007		24,500	24,257
5.215% due 10/23/2007		2,100	2,076
5.225% due 10/23/2007		10,000	9,955
5.230% due 10/23/2007		22,600	22,344
5.235% due 10/23/2007		16,000	15,842
5.240% due 10/23/2007		61,600	60,754
5.350% due 10/23/2007		26,100	26,100
Unicredit Delaware, Inc.
5.205% due 09/10/2007		31,200	30,868
Unicredito Italiano SpA
5.185% due 01/22/2008		4,000	3,913
5.190% due 01/22/2008		49,000	48,302
5.195% due 01/22/2008		120,500	119,891
5.200% due 01/22/2008		1,000	983
5.235% due 01/22/2008		89,100	88,627
5.240% due 01/22/2008		126,600	125,937
Westpac Banking Corp.
5.170% due 11/05/2007		800	787
5.195% due 11/05/2007		9,500	9,458
5.205% due 11/05/2007		57,000	56,427
5.210% due 11/05/2007		34,100	33,737
5.230% due 11/05/2007		17,900	17,822
5.240% due 11/05/2007		27,400	27,077
Westpac Trust Securities NZ Ltd.
5.210% due 10/19/2007		12,000	11,805

			6,732,110

Tri-Party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007		224,076	224,076

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.500% - 5.400% due 09/18/2008 - 10/14/2008 valued at $228,560. Repurchase proceeds are $224,167.)
U.S. Treasury Bills 1.1%
4.650% due 07/12/2007 - 10/04/2007 (d)(f)(g)(j)		1,084,090	1,073,040

Total Short-Term Instruments (Cost $13,282,871)			13,283,493

Purchased Options (l) 0.2% (Cost $625,388)			222,099
Total Investments (i) 103.5% (Cost $107,209,304)			$105,688,835
Written Options (m) (0.2%) (Premiums $607,918)			(218,828)
Other Assets and Liabilities (Net) (3.1%)			(3,200,054)

Net Assets 100.0%			$102,269,953

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Principal amount of security is adjusted for inflation.

(f) Securities with an aggregate market value of $224,106 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(g) Securities with an aggregate market value of $1,697 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(h) Securities with an aggregate market value of $541,442 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2007.

(i) As of June 30, 2007, portfolio securities with an aggregate value of $1,535,092 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(j) Securities with an aggregate market value of $701,573 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19,841	$(28,228)
90-Day Euribor December Futures	Long	12/2008	7,374	(16,521)
90-Day Euribor June Futures	Long	06/2008	17,653	(37,983)
90-Day Euribor March Futures	Long	03/2008	6,766	(13,388)
90-Day Euribor September Futures	Long	09/2008	14,916	(17,135)
90-Day Eurodollar December Futures	Long	12/2007	166,969	(171,766)
90-Day Eurodollar December Futures	Long	12/2008	72,481	(25,344)
90-Day Eurodollar December Futures	Long	12/2009	358	119
90-Day Eurodollar June Futures	Long	06/2008	257,645	(267,199)
90-Day Eurodollar June Futures	Long	06/2009	358	139
90-Day Eurodollar March Futures	Long	03/2008	208,894	(212,069)
90-Day Eurodollar March Futures	Long	03/2009	6,396	(9,356)
90-Day Eurodollar March Futures	Long	03/2010	358	113
90-Day Eurodollar September Futures	Long	09/2008	44,730	(17,600)
90-Day Eurodollar September Futures	Long	09/2009	358	131
90-Day Euroyen December Futures	Long	12/2007	9,678	(2,035)
Euro-Bund 10-Year Note September Futures	Short	09/2007	27,772	33,358
U.S. Treasury 10-Year Note September Futures	Short	09/2007	46,244	22,300
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	2,951	(839)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	16,436	(37,280)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,090	(1,884)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	16,227	(30,155)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	25,090	(47,229)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7,888	(16,945)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6,143	(14,393)

				$(911,189)

(k) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	8,849,000	$358
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		$10,000	46
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		10,000	33
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%	03/20/2008		11,000	(35)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%)	06/20/2008		2,500	1
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%)	06/20/2008		3,200	0
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%)	09/20/2009		5,000	6
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010		50,000	148
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010		50,000	119
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010		50,000	50
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010		5,000	500
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%)	06/20/2011		10,700	(134)
Bank of America	PPL Energy Supply LLC 6.400% due 11/01/2011	Buy	(0.435%)	12/20/2011		15,000	(18)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%)	03/20/2012		10,000	(2)
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%)	12/20/2012		10,000	(20)
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%)	12/20/2014		10,600	(82)
Bank of America	Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(0.910%)	06/20/2016		10,500	170
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		70,000	608
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.620%	09/20/2007		88,300	5
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	12/20/2007		25,000	28
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008		12,000	(3)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		29,000	14
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008		9,000	27
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		800	2
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009		4,440	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009		14,600	49
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	05/20/2009		17,000	(3)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	06/20/2009		10,500	(13)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%)	09/20/2011		15,000	30
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%)	09/20/2011		15,000	(165)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012		15,000	247
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%)	03/20/2012		10,000	59
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012		10,600	0
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013		20,900	895
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%)	06/20/2015		11,000	23
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%)	12/20/2015		8,000	(49)
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%)	12/20/2016		13,000	193
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007		8,200	37
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%)	09/20/2009		5,000	(9)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%)	06/20/2010		10,000	(90)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%)	03/20/2011		10,600	41
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%)	03/20/2011		10,000	(144)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%)	03/20/2011		10,000	(100)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%)	06/20/2011		10,500	22
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%)	06/20/2011		5,300	11
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011		10,000	(69)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		10,300	(37)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%)	12/20/2011		10,000	58
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011		10,000	62
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%)	03/20/2012		10,400	(4)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%)	03/20/2012		15,400	(15)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		8,200	(1)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012		10,400	75
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%)	09/20/2012		15,000	(126)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	03/20/2014		15,000	(46)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%)	06/20/2015		10,000	66
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%)	12/20/2015		10,000	113
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%)	03/20/2016		15,000	(94)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%)	03/20/2016		10,000	71
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	03/20/2016		20,000	(175)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%)	03/20/2016		9,800	(39)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016		20,000	(52)
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016		10,000	0
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%)	09/20/2016		9,500	93
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%)	12/20/2016		10,000	(112)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%)	12/20/2016		10,200	(161)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%	02/20/2017		10,000	207
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%	03/20/2008		10,000	(31)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%	06/20/2011		10,000	565
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013		15,000	93
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%	03/20/2008		10,000	2
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%	03/20/2008		10,000	(30)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%	03/20/2008		10,000	5
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%	03/20/2008		10,000	(3)
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%)	06/20/2010		14,000	0
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%)	06/20/2012		15,000	75
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014		10,200	58
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%	09/20/2007		20,000	93
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%	12/20/2007		20,000	(21)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		14,400	(11)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%	03/20/2008		10,000	(11)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%	03/20/2008		10,000	(2)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008		10,300	(11)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%	09/20/2008		10,000	365
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009		500	0
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009		2,200	2
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009		8,600	(2)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%)	09/20/2009		10,000	18
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010		3,000	248
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010		5,000	414
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010		2,000	194
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%)	03/20/2011		10,000	(6)
Credit Suisse First Boston	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%)	09/20/2011		10,200	(24)
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%)	09/20/2011		7,350	(57)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%)	09/20/2011		9,000	(11)
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%)	12/20/2011		20,000	(226)
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%)	09/20/2013		10,000	(118)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016		10,000	732
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017		14,400	266
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	09/20/2007		10,000	51
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	12/20/2007		100,000	(37)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007		3,000	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	03/20/2008		200,000	(139)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%	03/20/2008		100,000	(66)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%	03/20/2008		50,000	(36)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%	06/20/2008		50,000	(14)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008		17,000	10
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008		9,800	(4)
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008		13,000	9
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		14,000	43
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%)	12/20/2009		15,000	340
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010		17,500	(5)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	06/20/2011		10,000	665
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	06/20/2011		10,000	668
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%	06/20/2011		10,000	688
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%	06/20/2011		10,000	717
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%	06/20/2011		10,000	749
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011		300	4
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%	09/20/2011		25,000	1,572
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	09/20/2011		13,600	(106)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%)	12/20/2011		10,000	(105)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%)	12/20/2011		9,000	80
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012		7,500	124
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012		8,000	135
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012		20,000	(87)
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016		26,000	349
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%)	12/20/2016		10,000	63
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017		20,000	268
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		151,040	685
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		7,400	35
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007		10,000	49
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		10,000	33
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%	03/20/2008		100,000	(2)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008		35,000	1
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008		90,000	5
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008		77,000	1
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%	03/20/2008		100,000	(6)
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%	03/20/2008		250,000	24
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010		5,000	414
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011		10,000	759
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013		15,000	(4)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%)	03/20/2015		10,000	12
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		1,000,000	8,155
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		807,800	4,776
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007		7,500	27
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007		4,100	2
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008		33,280	29
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009		47,600	190
HSBC Bank USA	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.180%	05/20/2009		15,000	(1)
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009		18,000	4
HSBC Bank USA	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.250%	05/20/2009		19,000	(2)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009		31,000	(10)
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%	01/20/2012		4,600	34
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	09/20/2007		25,000	139
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.080%	09/20/2007		50,000	(4)
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.090%	09/20/2007		75,000	(4)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.080%	09/20/2007		100,000	(13)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.090%	09/20/2007		50,000	(5)
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.100%	09/20/2007		50,000	(4)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007		101,940	7
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007		60,000	(26)
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%)	03/20/2010		5,000	(5)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010		10,000	456
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%)	06/20/2010		8,000	(15)
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%)	03/20/2011		10,000	(39)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2011		15,000	920
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%	06/20/2011		10,000	847
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	06/20/2011		10,300	13
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%)	06/20/2011		10,300	(73)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%)	06/20/2011		12,500	(54)
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%)	09/20/2011		5,000	(54)
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%)	12/20/2011		11,250	(13)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012		12,600	77
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016		10,000	53
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016		6,950	236
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.800%	03/20/2016		22,400	336
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		434,000	3,090
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017		2,800	63
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007		5,000	20
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		7,800	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007		10,600	53
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	09/20/2007		15,000	77
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%	11/20/2007		50,000	60
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007		20,000	(20)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		25,900	(20)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%	12/20/2007		20,000	76
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008		250,000	4
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%	03/20/2008		20,000	(69)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	03/20/2008		10,000	42
Lehman Brothers, Inc.	Pulte Homes, Inc. 7.875% due 08/01/2011	Sell	0.170%	03/20/2008		10,000	(7)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%)	06/20/2008		37,000	100
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008		370,000	187
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		3,500	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008		29,000	17
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008		29,000	82
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009		4,900	9
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	03/20/2009		12,800	13
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010		50,000	116
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010		50,000	201
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010		40,000	93
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%)	06/20/2010		10,000	(17)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011		10,000	654
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%)	06/20/2011		10,600	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011		10,000	759
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%)	06/20/2011		10,500	9
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%)	06/20/2011		5,600	(21)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011		25,000	818
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		2,500	48
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011		50,000	992
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011		44,300	565
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%)	12/20/2011		10,300	(28)
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012		20,000	(6)
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%)	03/20/2012		11,000	(8)
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 1/15/2012	Buy	(0.100%)	03/20/2012		10,800	37
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013		30,000	1,358
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%)	09/20/2013		15,000	(75)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%	01/20/2014		25,000	571
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		35,000	(161)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%)	12/20/2014		10,000	(27)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016		25,000	1,615
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016		6,900	475
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016		41,200	1,397
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%)	09/20/2016		15,000	189
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016		20,000	198
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017		20,000	269
Merrill Lynch & Co., Inc.	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.120%)	01/20/2009		10,500	5
Merrill Lynch & Co., Inc.	Residential Capital LLC 6.500% due 04/17/2013	Sell	1.130%	06/20/2009		25,000	(304)
Merrill Lynch & Co., Inc.	Enterprise Products Operating LP 7.500% 02/01/2011	Buy	(0.200%)	03/20/2011		10,700	20
Merrill Lynch & Co., Inc.	FirstEnergy Corp. 6.450% due 11/15/2011	Buy	(0.130%)	12/20/2011		10,000	24
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%)	12/20/2011		20,000	(68)
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012		20,000	30
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%)	06/20/2012		5,000	(1)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%)	12/20/2012		10,500	(115)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013		15,000	672
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%)	06/20/2015		10,000	31
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%)	03/20/2016		15,000	(96)
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016		300	20
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650%)	09/20/2016		13,500	15
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016		5,000	13
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007		5,900	25
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007		10,400	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		10,000	33
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007		58,000	12
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%	12/20/2007		47,800	50
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%	03/20/2008		15,000	(58)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		41,800	(5)
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008		1,400	(3)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008		43,000	10
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009		23,580	82
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009		14,300	8
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009		3,500	4
Morgan Stanley	International Paper Co. 4.000% due 04/01/2010	Buy	(0.190%)	03/20/2010		9,700	(1)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011		10,000	651
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2011		20,000	1,162
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%)	06/20/2011		5,200	(68)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011		50,000	992
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011		50,000	678
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012		44,400	311
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%)	09/20/2012		10,000	(25)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%)	09/20/2012		5,000	3
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013		47,000	2,109
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%)	03/20/2013		5,000	(12)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	03/20/2013		10,000	(7)
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%)	09/20/2013		10,800	3
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%)	09/20/2013		9,800	(80)
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%)	12/20/2013		10,000	23
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%)	12/20/2013		10,000	(89)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%)	03/20/2014		11,500	(16)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%)	12/20/2015		5,000	31
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.780%	03/20/2016		22,400	304
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%)	06/20/2016		9,600	(4)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%	01/20/2017		6,000	236
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		40,000	132
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007		4,800	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008		33,000	5
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	06/20/2009		32,000	14
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009		18,000	(78)
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 1/15/2011	Buy	(0.165%)	03/20/2011		11,000	(9)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%)	06/20/2011		15,000	265
Royal Bank of Scotland Group PLC	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.240%)	09/20/2011		6,200	(12)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%)	09/20/2011		10,000	(89)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%)	09/20/2011		10,500	(18)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%)	09/20/2011		10,300	(74)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%)	09/20/2011		5,100	(12)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011		44,300	620
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011		50,000	739
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012		24,270	81
Royal Bank of Scotland Group PLC	Nisource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%)	03/20/2013		12,400	(60)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015		10,000	(156)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		15,000	170
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%)	12/20/2016		12,000	(140)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		5,000	24
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%	09/20/2007		25,000	140
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007		20,000	(20)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		30,000	99
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	12/20/2007		20,000	71
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010		10,000	815
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011		5,000	325
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	06/20/2011		10,000	27
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%	06/20/2011		25,000	1,428
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2011		25,000	1,695
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%)	09/20/2011		10,000	(1)
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016		35,000	89

							$55,714

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	285,300	$(150)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	485,600	2,821
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		126,400	877
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010		7,100	161
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		148,200	983
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	4,158
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	7,011
Morgan Stanley	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		170,000	1,128
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	7,911
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	757
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	(2,642)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		34,200	(356)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	786
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		745,400	(253)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		562,700	11,344
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		175,800	(908)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		290,700	(2,097)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	(644)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	(2,398)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		261,440	(2,755)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	(702)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	(753)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	964
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	(7,385)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	(32,997)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		971,000	(23,419)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(182)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	8,596
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	55,610
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	(2,376)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	(4,222)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	(21,122)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		2,493,700	(7,853)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		166,100	9,530
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,774,100	(27,089)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		387,000	(8,483)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(21,638)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	41,915
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(8,683)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(10,316)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	5,135
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	(5,672)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	(11,233)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		626,300	(2,373)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	76,614
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		41,900	2,058
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(16,690)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	38,530,000	(837)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		284,820,000	(1,481)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		61,800,000	(898)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		679,100,000	(1,943)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		21,670,000	(90)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		551,660,000	(8,971)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	735
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	1,770
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	694
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		614,000	(512)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	952
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	2,431
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$3,701,400	(31,525)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		2,001,100	167
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		519,100	4,826
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,015,190	(18,748)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		40,310	(45)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	(13)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		89,330	(7,899)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		82,300	(456)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,112,800	(15,371)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		16,797,400	(84,606)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		3,084,700	4,819
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,491,900	(11,344)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		287,970	3,557
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		518,150	(582)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		167,700	4,095
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		37,000	278
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		67,350	(966)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		8,900	(70)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,437,400	(19,290)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		969,680	(6,334)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		30,800	504
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		17,168,400	(46,327)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,981,900	(16,163)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,139,120	(15,290)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037		160,000	(5,620)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		112,600	1,812
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,438,400	(12,409)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		38,700	(138)

							$(268,320)

(l) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$92.250	06/16/2008	100	$1	$0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	237	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	0

				$1,339	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$2,331,000	9,493	25
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		1,143,000	5,029	38
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		733,600	2,843	1,177
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008		6,900,000	35,363	18,733
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		8,429,000	40,690	16,583
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	08/08/2007		3,984,000	3,910	3,300
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		955,000	2,746	283
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		1,150,000	6,900	1,420
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		2,744,000	6,131	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		4,600,000	20,930	7,378
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		7,680,300	40,650	9,484
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		12,079,200	43,039	23,764
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		1,955,000	5,621	583
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		547,000	2,263	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		1,501,200	3,903	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		9,738,000	51,435	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		4,422,000	10,005	1
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		5,433,000	6,927	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		3,342,000	13,452	1,625
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		7,117,400	35,293	11,416
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		21,448,900	122,781	26,487
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		4,753,400	18,342	9,352
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		8,900,700	31,380	20,202
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		5,655,400	16,193	19,138

								$579,479	$171,001

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$90,000	$3,921	$6,931
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	90,000	3,921	2,228
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	73,000	3,321	5,202
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	73,000	2,840	1,962
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	86,000	3,620	5,855
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	86,000	3,621	2,408
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	278,000	11,663	18,608
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	278,000	11,663	7,904

					$44,570	$51,098

(m) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	28,554	$9,163	$17,400
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	15,757	4,933	4,186
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	3,743	762	409
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	5,291	627	248
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	6,876	3,727	752
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	21,388	8,286	4,679
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	24,785	8,624	11,618

				$36,122	$39,292

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$1,013,000	8,914	59
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		319,000	2,855	1,142
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008		3,000,000	34,875	16,766
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		3,666,900	41,140	18,470
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.570%	08/08/2007		996,000	4,053	4,419
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		220,400	2,744	463
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		500,000	6,695	1,528
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		450,000	6,131	8
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		2,000,000	21,580	7,156
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		3,302,000	38,898	10,090
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		5,253,400	43,835	26,461
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		429,600	5,349	903
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		343,200	3,707	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		235,100	2,457	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		4,234,100	51,590	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		1,013,000	6,762	59
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		737,000	8,549	23
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		381,000	4,338	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		1,457,000	13,413	1,945
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		3,094,100	37,129	11,071
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		7,321,100	93,842	22,372
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		1,981,000	24,366	6,775
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		2,070,900	18,391	10,431
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		2,935,300	30,220	20,860
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		1,885,200	15,856	18,504

								$571,796	$179,537

(n) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	5.390%	05/25/2037	05/16/2007	$32,257	$32,262	0.03%
DLJ Mortgage Acceptance Corp.	4.488%	08/01/2021	07/21/1992	438	430	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	1,380	1,365	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	501	487	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	56	53	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,629	35,116	0.04%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	1	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	708	698	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,723	2,751	0.00%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	176	172	0.00%

				$69,693	$73,335	0.07%

(o) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	07/01/2022	$344,000	$331,745	$332,444
Fannie Mae	5.000%	07/01/2037	513,000	479,496	480,697
Fannie Mae	6.500%	07/01/2037	1,014,800	1,027,069	1,024,472
U.S. Treasury Notes	4.500%	05/15/2017	2,887,650	2,720,061	2,791,501
U.S. Treasury Notes	4.625%	02/15/2017	344,500	335,010	339,941

				$4,893,381	$4,969,055

(2)	Market value includes $28,269 of interest payable on short sales.

(p) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	60,349	05/2008	$0	$(35)	$(35)
Buy	AUD	378,441	07/2007	1,706	0	1,706
Sell		4,654	07/2007	0	(61)	(61)
Buy	BRL	3,175,546	10/2007	86,776	0	86,776
Sell		4,095	10/2007	0	(127)	(127)
Buy		1,157,800	03/2008	18,806	0	18,806
Buy	CAD	115,081	08/2007	478	0	478
Buy	CNY	138,303	09/2007	374	0	374
Sell		138,303	09/2007	0	(19)	(19)
Buy		1,094,415	10/2007	2,700	0	2,700
Sell		1,094,415	10/2007	0	(113)	(113)
Buy		1,578,074	11/2007	1,617	(2)	1,615
Sell		1,578,074	11/2007	162	(393)	(231)
Buy		744,295	01/2008	0	(734)	(734)
Sell		744,295	01/2008	41	(109)	(68)
Sell	EUR	5,173	07/2007	0	(68)	(68)
Sell	GBP	433,610	08/2007	0	(4,565)	(4,565)
Buy	IDR	692,193,600	05/2008	0	(3,250)	(3,250)
Buy	INR	756,651	08/2007	385	0	385
Buy		5,294,917	10/2007	571	(33)	538
Buy		730,634	11/2007	0	(71)	(71)
Buy		2,569,320	05/2008	1,018	0	1,018
Sell	JPY	29,717,323	07/2007	3,484	0	3,484
Buy	KRW	140,925,120	07/2007	651	0	651
Buy		39,653,683	08/2007	0	(13)	(13)
Buy		162,380,285	09/2007	1,162	0	1,162
Sell		40,161,848	09/2007	0	(757)	(757)
Buy	KWD	4,708	05/2008	0	(67)	(67)
Buy	MXN	3,692,579	09/2007	10,138	0	10,138
Buy		1,188,012	03/2008	154	(9)	145
Buy	MYR	881,465	05/2008	0	(5,763)	(5,763)
Buy	NZD	49,325	07/2007	942	0	942
Sell		58,583	07/2007	0	(340)	(340)
Buy	PHP	3,971,739	05/2008	0	(985)	(985)
Buy	PLN	297,973	09/2007	581	(49)	532
Buy		208,422	03/2008	2,853	0	2,853
Buy	RUB	3,960,174	09/2007	3,413	0	3,413
Buy		3,923,577	11/2007	3,979	0	3,979
Buy		6,340,037	12/2007	5,701	0	5,701
Buy		5,775,794	01/2008	1,102	0	1,102
Buy	SAR	61,710	05/2008	0	(3)	(3)
Buy	SEK	400,798	09/2007	702	0	702
Buy	SGD	399,522	07/2007	0	(1,861)	(1,861)
Buy		357,629	08/2007	0	(4,055)	(4,055)
Buy		55,939	09/2007	0	(119)	(119)
Buy		365,764	10/2007	1,182	(129)	1,053
Buy	ZAR	68,442	09/2007	197	0	197

				$150,875	$(23,730)	$127,145

See accompanying notes

Schedule of Investments

Total Return Fund II

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.5%
Banking & Finance 16.8%
American Express Bank FSB
5.380% due 10/20/2009	$4,600	$4,603
American Express Centurion Bank
5.320% due 05/07/2008	4,100	4,100
American Express Credit Corp.
5.380% due 11/09/2009	6,600	6,606
American International Group, Inc.
5.050% due 10/01/2015	1,000	954
5.370% due 06/16/2009	4,800	4,820
Bank of America Corp.
5.366% due 11/06/2009	2,700	2,700
Bank of America N.A.
5.355% due 07/25/2008	7,700	7,704
5.360% due 02/27/2009	4,900	4,903
6.000% due 10/15/2036	1,300	1,259
Bear Stearns Cos., Inc.
5.450% due 08/21/2009	10,000	9,992
5.655% due 01/30/2009	4,900	4,914
Citigroup Funding, Inc.
5.320% due 04/23/2009	8,600	8,604
5.350% due 12/08/2008	6,800	6,804
5.360% due 06/26/2009	3,000	2,999
Citigroup, Inc.
5.390% due 12/28/2009	4,800	4,804
5.400% due 12/26/2008	12,100	12,110
Credit Suisse First Boston
5.560% due 08/15/2010	13,987	14,055
General Electric Capital Corp.
5.385% due 10/26/2009	17,000	17,013
5.428% due 01/20/2010	9,000	9,019
5.455% due 10/21/2010	1,500	1,503
Goldman Sachs Group LP
6.078% due 01/20/2009	5,000	5,046
Goldman Sachs Group, Inc.
5.400% due 12/23/2008	100	100
5.440% due 11/16/2009	11,400	11,413
5.450% due 12/22/2008	5,000	5,007
5.625% due 01/15/2017	5,800	5,569
HSBC Finance Corp.
5.415% due 10/21/2009	3,000	3,002
5.440% due 03/12/2010	9,100	9,099
5.640% due 11/16/2009	8,400	8,447
JPMorgan Chase & Co.
5.370% due 06/26/2009	3,300	3,304
5.396% due 05/07/2010	5,800	5,804
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	800	773
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	13,092
Lehman Brothers Holdings, Inc.
5.410% due 12/23/2008	800	801
5.445% due 01/23/2009	6,100	6,107
5.460% due 11/16/2009	14,700	14,714
5.500% due 05/25/2010	1,700	1,700
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008	3,700	3,701
5.395% due 10/23/2008	5,000	5,007
5.440% due 12/04/2009	4,800	4,803
5.450% due 08/14/2009	8,100	8,109
MetLife, Inc.
6.400% due 12/15/2036	1,500	1,394
Metropolitan Life Global Funding I
5.400% due 05/17/2010	7,500	7,505
Morgan Stanley
5.360% due 11/21/2008	3,300	3,300
5.406% due 05/07/2009	7,400	7,404
5.446% due 01/15/2010	10,900	10,907
SLM Corp.
5.495% due 07/27/2009	2,900	2,829
State Street Capital Trust IV
6.355% due 06/15/2037	600	604
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	21,411
USB Capital IX
6.189% due 04/15/2049	700	706
Wachovia Corp.
5.405% due 10/28/2008	6,100	6,108
5.486% due 10/15/2011	13,600	13,629
5.625% due 10/15/2016	1,300	1,268
Wells Fargo & Co.
4.625% due 08/09/2010	25,000	24,464
ZFS Finance USA Trust I
5.875% due 05/09/2032	1,600	1,582

		348,175

Industrials 2.4%
Comcast Corp.
5.875% due 02/15/2018	1,100	1,067
6.450% due 03/15/2037	1,100	1,064
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,621
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	9,800	9,822
5.790% due 03/13/2009	7,000	7,032
El Paso Corp.
6.750% due 05/15/2009	16,700	16,929
General Electric Co.
5.400% due 12/09/2008	5,500	5,506
General Mills, Inc.
5.485% due 01/22/2010	3,500	3,500
Tyson Foods, Inc.
6.850% due 04/01/2016	400	413
United Airlines, Inc.
6.071% due 03/01/2013	301	303
9.190% due 12/24/2013 (a)	6,927	3,810

		51,067

Utilities 1.3%
AT&T, Inc.
5.456% due 02/05/2010	2,300	2,304
BellSouth Corp.
4.240% due 04/26/2008	3,300	3,271
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,900
Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,207
TXU Energy Co. LLC
5.860% due 09/16/2008	7,700	7,705
Verizon Communications, Inc.
5.400% due 04/03/2009	9,100	9,107

		26,494

Total Corporate Bonds & Notes (Cost $424,695)		425,736

MUNICIPAL BONDS & NOTES 0.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,130
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	960	948
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	170	195
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	933	1,015
New Jersey State Economic Development Authority Revenue Bonds, (AMBAC Insured), Series 1997
0.000% due 02/15/2008	1,000	969
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,175

Total Municipal Bonds & Notes (Cost $8,023)		8,432

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008	6,000	5,966

Total Commodity Index-Linked Notes (Cost $6,000)		5,966

U.S. GOVERNMENT AGENCIES 63.3%
Fannie Mae
4.500% due 06/25/2043	6,916	6,864
4.643% due 10/01/2035	6,720	6,678
4.673% due 05/25/2035	1,000	987
4.815% due 09/01/2034	1,045	1,037
4.883% due 01/01/2035	2,508	2,478
5.000% due 12/01/2016 - 07/01/2037	406,999	389,849
5.380% due 12/25/2036	2,533	2,529
5.500% due 11/01/2013 - 07/01/2037	503,107	486,984
6.000% due 05/01/2017 - 07/01/2037	255,160	252,665
6.214% due 07/01/2044	1,158	1,173
6.414% due 09/01/2040	3,983	4,055
6.500% due 07/01/2013 - 06/25/2044	1,958	1,985
6.825% due 02/01/2023	100	101
6.917% due 07/01/2020	102	102
7.000% due 04/01/2011 - 09/25/2020	60	62
7.200% due 12/01/2023	62	63
7.243% due 04/01/2024	52	52
7.245% due 01/01/2024	38	39
7.250% due 03/01/2024	2	2
7.500% due 04/01/2008	1	1
8.000% due 04/01/2015 - 10/01/2030	13	14
8.500% due 08/01/2007 - 04/01/2017	2	2
9.000% due 06/01/2010 - 06/25/2018	14	15
9.250% due 07/25/2019	186	201
9.500% due 09/01/2009	2	2
10.000% due 11/01/2021	6	6
11.000% due 09/01/2010	10	11
13.750% due 11/01/2011 - 10/01/2012	3	3
Freddie Mac
5.000% due 11/01/2018 - 12/01/2031	5,471	5,297
5.470% due 07/15/2019 - 10/15/2020	76,700	76,633
5.500% due 01/01/2018 - 07/01/2037	17,097	16,493
5.550% due 07/15/2037	26,000	25,998
6.000% due 02/01/2016 - 07/01/2037	15,659	15,558
6.227% due 02/25/2045	700	697
6.362% due 02/01/2023	47	48
6.500% due 12/01/2010	21	22
7.000% due 07/15/2022	1,558	1,560
7.294% due 12/01/2022	338	339
7.380% due 07/01/2030	80	82
7.500% due 01/15/2023 - 01/01/2026	3,553	3,659
8.000% due 11/01/2025 - 06/15/2030	1,767	1,802
9.000% due 12/15/2020	81	84
9.250% due 11/15/2019	2	2
9.500% due 02/01/2011 - 02/01/2018	12	13
10.000% due 06/01/2011 - 03/01/2021	12	13
Ginnie Mae
4.750% due 09/20/2024 - 08/20/2027	1,637	1,654
5.375% due 01/20/2024 - 06/20/2027	1,462	1,477
5.380% due 06/20/2023	303	307
5.500% due 07/20/2030	100	101
5.750% due 07/20/2027	4	4
6.000% due 01/15/2024 - 07/01/2037	2,161	2,151
6.125% due 12/20/2029	993	1,006
6.375% due 02/20/2024	589	594
7.500% due 09/15/2014 - 09/15/2025	28	29
8.000% due 07/15/2010 - 08/15/2024	88	93
9.000% due 09/15/2008 - 11/15/2017	33	36
9.500% due 01/20/2019 - 12/15/2021	14	15
Small Business Administration
7.449% due 08/01/2010	449	455
7.970% due 01/25/2025	117	115

Total U.S. Government Agencies (Cost $1,347,471)		1,314,297

U.S. TREASURY OBLIGATIONS 0.4%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	3,332	3,019
2.375% due 01/15/2025	2,960	2,847
3.375% due 04/15/2032	2,328	2,680
3.625% due 04/15/2028	256	296

Total U.S. Treasury Obligations (Cost $9,415)		8,842

MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,876	2,817
Banc of America Funding Corp.
4.113% due 05/25/2035	4,399	4,309
Bear Stearns Adjustable Rate Mortgage Trust
5.044% due 04/25/2033	1,968	1,968
Bear Stearns Alt-A Trust
5.377% due 05/25/2035	6,607	6,580
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	3,229	3,233
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,359	1,334
Countrywide Alternative Loan Trust
5.500% due 05/25/2047	3,679	3,689
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,656	1,645
CS First Boston Mortgage Securities Corp.
6.890% due 06/25/2032	130	130
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	4,260	4,263
DLJ Acceptance Trust
11.000% due 08/01/2019	16	17
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	4,604	4,608
5.400% due 01/25/2047	4,435	4,437
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	45	49
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	3,112	3,114
Indymac ARM Trust
6.633% due 01/25/2032	58	58
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	1,277	1,278
Morgan Stanley Capital I
5.380% due 10/15/2020	2,530	2,534
Nationslink Funding Corp.
5.670% due 11/10/2030	169	169
Prime Mortgage Trust
5.720% due 02/25/2019	282	283
5.720% due 02/25/2034	1,335	1,340
Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	881	882
Structured Asset Securities Corp.
6.063% due 02/25/2032	114	114
7.197% due 01/25/2032	94	93
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	3,833	3,832
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	3,354	3,356
Washington Mutual, Inc.
5.094% due 10/25/2032	699	697
5.610% due 10/25/2045	1,353	1,356
6.229% due 11/25/2042	845	846
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	6,114	6,033

Total Mortgage-Backed Securities (Cost $65,244)		65,064

ASSET-BACKED SECURITIES 8.2%
ACE Securities Corp.
5.370% due 12/25/2036	2,633	2,634
American Express Credit Account Master Trust
5.430% due 09/15/2010	21,500	21,531
5.820% due 02/15/2012	5,065	5,079
Amortizing Residential Collateral Trust
5.590% due 06/25/2032	1,040	1,040
Argent Securities, Inc.
5.390% due 04/25/2036	872	873
Asset-Backed Funding Certificates
5.380% due 11/25/2036	3,843	3,845
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	2,430	2,431
Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	8,411	8,416
5.410% due 06/25/2047	2,781	2,783
5.770% due 03/25/2043	1,277	1,280
Chase Credit Card Master Trust
5.430% due 02/15/2011	6,600	6,614
Chase Issuance Trust
5.310% due 07/15/2011	7,200	7,206
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	5,138	5,139
EMC Mortgage Loan Trust
5.690% due 05/25/2040	2,746	2,753
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	7,950	7,955
5.370% due 11/25/2036	5,813	5,816
Fremont Home Loan Trust
5.380% due 01/25/2037	3,063	3,062
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	2,276	2,278
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	6,346	6,350
Lehman XS Trust
5.390% due 05/25/2046	1,628	1,628
Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	423	424
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	16,465	16,335
5.420% due 12/15/2011	12,280	12,312
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	3,100	3,102
Morgan Stanley ABS Capital I
5.360% due 10/25/2036	1,989	1,990
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	3,405	3,406
Option One Mortgage Loan Trust
5.360% due 02/25/2037	7,426	7,431
5.370% due 01/25/2037	4,433	4,436
Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	5,880	5,883
SLM Student Loan Trust
3.800% due 12/15/2038	13,800	13,375
Soundview Home Equity Loan Trust
5.350% due 07/25/2036	405	405
5.380% due 06/25/2036	2,269	2,271
Structured Asset Securities Corp.
5.420% due 07/25/2035	531	531
5.610% due 01/25/2033	237	237

Total Asset-Backed Securities (Cost $170,921)		170,851

	Shares
PREFERRED STOCKS 0.8%
DG Funding Trust
7.600% due 12/31/2049	1,568	16,337

Total Preferred Stocks (Cost $16,522)		16,337

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 13.0%
Commercial Paper 11.2%
Bank of America Corp.
5.190% due 10/04/2007	$200	198
5.200% due 10/04/2007	6,400	6,385
5.245% due 10/04/2007	39,200	38,721
Fannie Mae
5.100% due 09/07/2007	500	495
5.117% due 08/08/2007	900	895
5.125% due 08/15/2007	700	696
5.130% due 08/15/2007	1,700	1,689
5.135% due 08/22/2007	1,400	1,390
5.145% due 09/05/2007	17,100	16,930
5.150% due 09/19/2007	6,400	6,324
5.150% due 09/26/2007	8,400	8,291
5.160% due 08/10/2007	3,400	3,381
5.258% due 08/08/2007	1,000	995
Freddie Mac
4.800% due 07/02/2007	76,000	76,000
5.100% due 08/17/2007	200	199
5.100% due 09/10/2007	400	396
5.103% due 08/17/2007	9,900	9,835
5.105% due 08/27/2007	4,200	4,167
5.106% due 08/31/2007	100	99
5.120% due 08/20/2007	11,800	11,717
5.125% due 08/13/2007	2,500	2,485
5.132% due 08/17/2007	31,400	31,194
5.134% due 09/10/2007	5,000	4,947
5.140% due 10/19/2007	100	98
General Electric Capital Corp.
5.200% due 11/06/2007	3,700	3,685
Time Warner, Inc.
5.410% due 09/17/2007	2,100	2,075

		233,287

Tri-party Repurchase Agreements 0.8%
State Street Bank and Trust Co.
4.900% due 07/02/2007	15,405	15,405
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 5.400% due 09/18/2008 valued at $15,713. Repurchase proceeds are $15,411.)

U.S. Treasury Bills 1.0%
4.633% due 08/30/2007 - 09/13/2007 (b)(d)(f)	21,215	20,991

Total Short-Term Instruments (Cost $269,755)		269,683

Purchased Options (h) 0.2% (Cost $9,087)		3,445
Total Investments (e) 110.3% (Cost $2,327,133)		$2,288,653
Written Options (i) (0.2%) (Premiums $9,641)		(4,411)
Other Assets and Liabilities (Net) (10.1%)		(208,547)

Net Assets 100.0%		$2,075,695

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $7,672 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $92,783 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $13,072 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	3,186	$(3,407)
90-Day Eurodollar December Futures	Long	12/2008	305	44
90-Day Eurodollar June Futures	Long	06/2008	5,879	(6,109)
90-Day Eurodollar March Futures	Long	03/2008	7,222	(7,556)
90-Day Eurodollar March Futures	Long	03/2009	77	(108)
90-Day Eurodollar September Futures	Long	09/2008	1,169	(475)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	7	(6)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	500	(1,086)

				$(18,703)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	$6,000	$52
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	3,000	14
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	1,700	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	29,000	221
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017	14,600	86

						$373

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$118,200	$(84)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	9,900	92
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	85,600	(95)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	145,400	(314)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	487,100	423
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	33,200	(148)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	25,300	(28)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	49,800	(393)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	9,300	(60)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	145,400	(334)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	93,600	(760)

						$(1,701)

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.750	09/17/2007	875	$8	$0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	280	3	0

				$11	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$51,000	$208	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	24,000	106	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	176,000	848	346
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	08/08/2007	40,000	37	33
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	64,000	184	19
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007	59,000	132	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	176,500	937	218
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	211,000	747	415
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	64,000	265	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	100,000	260	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	96,000	217	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	152,000	194	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	72,000	290	35
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	155,000	769	249
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	265,000	1,559	327
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	64,900	258	128
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	252,700	864	574
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	325,000	1,201	1,100

							$9,076	$3,445

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	574	$185	$350
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	317	99	84
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	77	15	8
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	108	13	5
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	141	76	15
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	433	168	95
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	503	175	236

				$731	$793

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$22,000	$194	$1
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	76,400	856	385
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.570%	08/08/2007	10,000	39	44
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	14,000	174	30
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007	10,000	136	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	76,000	898	232
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	91,600	759	461
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	22,900	247	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	27,500	287	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	16,000	186	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	29,000	194	2
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	8,000	91	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	31,000	285	41
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	67,000	804	240
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	72,500	965	222
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	43,000	529	147
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	28,600	259	144
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	85,000	861	604
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	108,300	1,146	1,063

							$8,910	$3,618

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	07/01/2022	$20,000	$19,190	$19,328
Fannie Mae	5.500%	07/01/2037	65,300	63,423	62,984
U.S. Treasury Notes	4.500%	05/15/2017	37,500	35,993	36,240
U.S. Treasury Notes	4.625%	02/15/2017	7,200	7,002	7,105

				$125,608	$125,657

(2)	Market value includes $405 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Total Return Fund III

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.8%
Freeport-McMoRan Copper & Gold, Inc.
9.000% due 03/19/2014		$431	$432
Idearc, Inc.
7.360% due 11/09/2014		8,579	8,623
Sensata Technologies, Inc.
7.105% due 04/21/2013		3,000	2,999
SLM Corp.
6.000% due 06/30/2008		4,200	4,179

Total Bank Loan Obligations (Cost $16,194)			16,233

CORPORATE BONDS & NOTES 19.9%
Banking & Finance 17.5%
American Express Bank FSB
5.380% due 10/20/2009		4,000	4,003
American Express Centurion Bank
5.320% due 05/07/2008		3,600	3,600
American Express Credit Corp.
5.380% due 11/09/2009		5,700	5,705
American International Group, Inc.
5.050% due 10/01/2015		400	381
5.370% due 06/16/2009		5,800	5,824
ANZ National International Ltd.
5.396% due 08/07/2009		4,400	4,400
Bank of America Corp.
5.370% due 06/19/2009		18,300	18,326
Bank of America N.A.
5.360% due 02/27/2009		800	801
Bank of Ireland
5.370% due 12/19/2008		4,700	4,706
Bear Stearns Cos., Inc.
5.450% due 08/21/2009		2,700	2,698
5.655% due 01/30/2009		4,300	4,312
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,500	2,440
Calabash Re II Ltd.
13.760% due 01/08/2010		4,800	4,842
CIT Group, Inc.
5.510% due 12/19/2008		2,600	2,599
Citigroup Funding, Inc.
5.320% due 04/23/2009		700	700
5.360% due 06/26/2009		2,700	2,699
Citigroup Global Markets Holdings, Inc.
5.460% due 03/17/2009		3,900	3,906
Citigroup, Inc.
5.390% due 12/28/2009		400	400
5.395% due 01/30/2009		4,300	4,303
5.400% due 12/26/2008		10,700	10,709
6.125% due 08/25/2036		9,800	9,655
DnB NORBank ASA
5.425% due 10/13/2009		3,300	3,302
Export-Import Bank of China
4.875% due 07/21/2015		500	475
Ford Motor Credit Co.
7.250% due 10/25/2011		500	482
7.800% due 06/01/2012		100	98
General Electric Capital Corp.
5.390% due 01/05/2009		10,500	10,509
5.410% due 10/06/2010		5,000	5,004
5.428% due 01/20/2010		13,200	13,227
5.430% due 08/15/2011		7,600	7,598
5.455% due 10/21/2010		900	902
GMAC LLC
6.000% due 12/15/2011		600	571
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		300	300
5.440% due 11/16/2009		5,000	5,006
5.450% due 12/22/2008		10,410	10,424
5.685% due 07/23/2009		7,900	7,944
HBOS PLC
5.920% due 09/29/2049		700	658
HBOS Treasury Services PLC
5.397% due 07/17/2009		6,500	6,507
HSBC Bank USA N.A.
5.500% due 06/10/2009		4,500	4,514
HSBC Capital Funding LP
9.547% due 12/31/2049		1,200	1,326
HSBC Finance Corp.
5.415% due 10/21/2009		2,600	2,602
5.640% due 11/16/2009		7,770	7,813
HSBC Holdings PLC
6.500% due 05/02/2036		3,800	3,918
ICICI Bank Ltd.
5.895% due 01/12/2010		5,800	5,813
JPMorgan Chase & Co.
5.370% due 06/26/2009		2,900	2,904
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		700	676
KBC Bank Funding Trust III
9.860% due 11/29/2049		2,100	2,291
Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009		2,300	2,303
5.460% due 08/21/2009		3,950	3,952
5.460% due 11/16/2009		11,000	11,010
5.500% due 05/25/2010		100	100
5.579% due 07/18/2011		3,000	3,007
5.607% due 11/10/2009		2,500	2,508
Longpoint Re Ltd.
10.609% due 05/08/2010		1,700	1,700
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008		6,300	6,301
5.395% due 10/23/2008		4,400	4,406
5.440% due 12/04/2009		4,300	4,302
5.450% due 08/14/2009		3,800	3,804
Morgan Stanley
4.750% due 04/01/2014		110	103
5.360% due 11/21/2008		2,900	2,900
5.446% due 01/15/2010		10,100	10,106
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		600	591
Mystic Re Ltd.
15.360% due 06/07/2011		1,500	1,504
Nordea Bank Sweden AB
8.950% due 11/29/2049		500	534
Petroleum Export Ltd.
5.265% due 06/15/2011		498	486
Phoenix Quake Ltd.
7.800% due 07/03/2008		600	604
Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008		600	602
Phoenix Quake Wind II Ltd.
8.850% due 07/03/2008		300	285
Prudential Holdings LLC
8.695% due 12/18/2023		265	321
Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010		700	701
Resona Bank Ltd.
5.850% due 09/29/2049		800	766
Royal Bank of Scotland Group PLC
5.405% due 07/21/2008		2,900	2,903
7.648% due 08/31/2049		3,800	4,249
Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008		18,800	18,819
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		1,700	1,644
State Street Capital Trust IV
6.355% due 06/15/2037		600	604
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		5,800	5,536
TNK-BP Finance S.A.
6.125% due 03/20/2012		700	686
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		18,400	18,411
USB Capital IX
6.189% due 04/15/2049		600	605
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		3,500	3,508
Wachovia Bank N.A.
5.350% due 06/27/2008		3,900	3,901
Wachovia Corp.
5.486% due 10/15/2011		14,600	14,631
Westpac Banking Corp.
5.280% due 06/06/2008		2,300	2,300
World Financial Properties
6.950% due 09/01/2013		166	171

			342,737

Industrials 2.2%
CODELCO, Inc.
6.150% due 10/24/2036		400	398
Comcast Corp.
5.875% due 02/15/2018		1,000	970
6.450% due 03/15/2037		1,000	967
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		1,900	1,904
5.805% due 08/03/2009		3,900	3,922
El Paso Corp.
9.625% due 05/15/2012		1,000	1,119
Gaz Capital for Gazprom
6.212% due 11/22/2016		700	684
General Mills, Inc.
5.485% due 01/22/2010		3,200	3,200
HJ Heinz Co.
6.428% due 12/01/2008		700	707
Peabody Energy Corp.
7.375% due 11/01/2016		1,600	1,640
Pemex Project Funding Master Trust
5.750% due 12/15/2015		1,400	1,375
7.375% due 12/15/2014		500	546
9.125% due 10/13/2010		65	72
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		3,200	3,532
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	8,692
Time Warner, Inc.
5.590% due 11/13/2009		3,400	3,405
Transocean, Inc.
5.560% due 09/05/2008		3,900	3,904
Tyson Foods, Inc.
6.850% due 04/01/2016		400	413
United Airlines, Inc.
6.071% due 03/01/2013		172	173
Vale Overseas Ltd.
6.250% due 01/23/2017		700	698
6.875% due 11/21/2036		700	705
Williams Cos., Inc.
6.375% due 10/01/2010		4,600	4,634

			43,660

Utilities 0.2%
Deutsche Telekom International Finance BV
8.000% due 06/15/2010		150	160
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,196	1,196
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,600	1,488
Sprint Capital Corp.
6.125% due 11/15/2008		800	805

			3,649

Total Corporate Bonds & Notes (Cost $390,185)			390,046

MUNICIPAL BONDS & NOTES 0.1%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035		300	300
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		2,200	2,183

Total Municipal Bonds & Notes (Cost $2,430)			2,483

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008		5,000	4,972

Total Commodity Index-Linked Notes (Cost $5,000)			4,972

U.S. GOVERNMENT AGENCIES 60.7%
Fannie Mae
3.117% due 07/01/2034		69	69
4.175% due 03/01/2033		171	172
4.500% due 09/01/2034		151	138
4.544% due 07/01/2035		8,004	7,959
4.617% due 08/01/2035		7,948	7,958
4.673% due 05/25/2035		800	790
4.815% due 09/01/2034		818	811
4.869% due 01/01/2035		1,334	1,318
5.000% due 10/01/2017 - 07/01/2037		247,407	234,957
5.500% due 05/01/2013 - 07/01/2037		485,439	469,915
5.877% due 02/01/2031		6	6
6.000% due 10/01/2016 - 07/01/2037		289,011	285,967
6.214% due 07/01/2044		988	1,001
6.500% due 01/01/2011 - 06/25/2044		1,498	1,526
7.000% due 03/01/2013 - 10/01/2031		60	62
7.500% due 05/01/2011 - 02/01/2027		230	240
8.250% due 07/01/2017		1	1
9.000% due 06/01/2025		1	1
12.500% due 06/15/2015		5	5
Federal Housing Administration
7.430% due 01/25/2023		679	683
Freddie Mac
5.000% due 12/01/2017 - 09/01/2035		3,363	3,224
5.470% due 07/15/2019 - 10/15/2020		69,700	69,639
5.500% due 06/01/2019 - 07/01/2037		15,748	15,198
5.550% due 07/15/2037		24,100	24,098
5.742% due 08/15/2032		957	957
6.000% due 02/01/2016 - 07/01/2037		8,678	8,605
6.227% due 02/25/2045		569	567
6.500% due 05/01/2016 - 05/15/2032		34,410	35,096
7.000% due 11/01/2011 - 07/01/2029		2,395	2,459
7.008% due 04/01/2033		22	22
7.294% due 12/01/2022		55	55
7.380% due 07/01/2030		23	24
7.500% due 07/01/2011 - 09/01/2025		47	48
8.000% due 01/01/2012		9	9
Ginnie Mae
4.750% due 09/20/2023 - 02/20/2032		2,181	2,191
5.125% due 11/20/2024 - 10/20/2025		276	280
5.375% due 06/20/2022 - 01/20/2026		800	808
5.920% due 02/16/2030		157	159
6.000% due 01/15/2029 - 07/01/2037		2,528	2,517
6.125% due 10/20/2024 - 12/20/2026		109	110
6.500% due 05/15/2032 - 06/15/2032		58	59
7.000% due 12/15/2011 - 02/20/2032		66	69
10.250% due 02/15/2017		477	499
Small Business Administration
5.130% due 09/01/2023		847	831
5.520% due 06/01/2024		5,421	5,405
7.449% due 08/01/2010		183	185

Total U.S. Government Agencies (Cost $1,212,032)			1,186,693

U.S. TREASURY OBLIGATIONS 0.5%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026		3,019	2,736
2.375% due 01/15/2025		5,152	4,956
3.625% due 04/15/2028		2,044	2,369

Total U.S. Treasury Obligations (Cost $10,734)			10,061

MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		2,263	2,217
Banc of America Funding Corp.
4.113% due 05/25/2035		2,982	2,921
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		321	322
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034		2,169	2,175
5.329% due 02/25/2033		334	338
5.626% due 02/25/2033		243	241
Bear Stearns Alt-A Trust
5.377% due 05/25/2035		4,136	4,119
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		6,634	6,637
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		2,406	2,409
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,104	1,084
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		3,844	3,870
Countrywide Alternative Loan Trust
5.500% due 05/25/2047		3,127	3,136
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		1,341	1,332
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047		4,542	4,546
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		3,996	3,999
5.400% due 01/25/2047		4,049	4,051
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		6,323	6,331
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		2,687	2,690
Indymac ARM Trust
6.633% due 01/25/2032		28	28
Indymac Index Mortgage Loan Trust
5.167% due 01/25/2036		5,212	5,244
5.410% due 11/25/2046		2,796	2,798
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		969	969
Mellon Residential Funding Corp.
5.800% due 06/15/2030		3,617	3,618
Morgan Stanley Capital I
5.380% due 10/15/2020		2,367	2,370
Prime Mortgage Trust
5.720% due 02/25/2019		161	162
5.720% due 02/25/2034		690	692
Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037		6,507	6,506
Structured Asset Securities Corp.
5.329% due 10/25/2035		3,758	3,754
6.063% due 02/25/2032		53	53
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		3,407	3,407
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		3,125	3,127
Washington Mutual, Inc.
5.094% due 10/25/2032		330	329
5.610% due 10/25/2045		1,073	1,076
6.229% due 11/25/2042		735	736
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		5,010	4,943

Total Mortgage-Backed Securities (Cost $92,343)			92,230

ASSET-BACKED SECURITIES 6.0%
Asset-Backed Funding Certificates
5.380% due 11/25/2036		2,562	2,563
5.380% due 01/25/2037		2,939	2,941
Asset-Backed Securities Corp. Home Equity
5.595% due 09/25/2034		1,346	1,347
Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037		7,646	7,651
5.770% due 03/25/2043		553	554
Carrington Mortgage Loan Trust
5.640% due 10/25/2035		2,644	2,652
Citibank Credit Card Issuance Trust
6.875% due 11/16/2009		240	241
Countrywide Asset-Backed Certificates
5.370% due 07/25/2037		11,745	11,753
5.800% due 12/25/2031		466	466
Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037		14,962	14,959
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		5,076	5,079
Fremont Home Loan Trust
5.380% due 01/25/2037		2,732	2,731
GSAMP Trust
5.390% due 12/25/2036		3,794	3,796
HSBC Asset Loan Obligation
5.380% due 12/25/2036		8,295	8,299
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		2,023	2,025
JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036		5,621	5,624
5.370% due 08/25/2036		1,702	1,703
Lehman XS Trust
5.390% due 05/25/2046		1,442	1,442
Long Beach Mortgage Loan Trust
5.600% due 10/25/2034		386	387
MBNA Master Credit Card Trust USA
5.900% due 08/15/2011		300	303
7.800% due 10/15/2012		200	213
Morgan Stanley ABS Capital I
5.350% due 06/25/2036		3,241	3,242
5.360% due 10/25/2036		1,694	1,695
5.370% due 11/25/2036		7,034	7,035
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011		420	414
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		3,054	3,055
Option One Mortgage Loan Trust
5.370% due 01/25/2037		5,418	5,421
Residential Asset Securities Corp.
5.390% due 11/25/2036		3,909	3,912
Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036		5,434	5,437
Structured Asset Securities Corp.
5.370% due 10/25/2036		4,361	4,363
5.420% due 07/25/2035		463	464
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		2,552	2,554
5.440% due 12/25/2035		3,452	3,454

Total Asset-Backed Securities (Cost $117,764)			117,775

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
5.500% due 01/15/2013		200	198
China Development Bank
5.000% due 10/15/2015		600	574
		Shares
Mexico Government International Bond Rights
0.000% due 06/30/2007		17,950,000	133

Total Sovereign Issues (Cost $840)			905

		Principal Amount (000s)
FOREIGN CURRENCY-DENOMINATED
Issues 0.9%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,900	1,098
HBOS PLC
4.875% due 03/29/2049	EUR	7,480	9,896
JSG Holding PLC
6.718% due 11/29/2014		108	148
6.835% due 11/29/2014		396	542
6.862% due 11/29/2014		122	168
6.898% due 11/29/2014		211	289
6.944% due 11/29/2014		163	223
KBC Bank Funding Trust I
6.875% due 06/30/2049		3,000	4,203

Total Foreign Currency-Denominated Issues (Cost $15,361)			16,567

		Shares
PREFERRED STOCKS 0.9%
Centaur Funding Corp.
9.080% due 04/21/2020		125	140
DG Funding Trust
7.600% due 12/31/2049		1,065	11,096
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,442

Total Preferred Stocks (Cost $17,965)			17,678

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 20.9%
Certificates of Deposit 6.3%
Bank of Ireland
5.400% due 01/15/2010		$11,100	11,111
Barclays Bank PLC
5.281% due 03/17/2008		16,800	16,805
BNP Paribas
5.262% due 05/28/2008		3,100	3,101
5.262% due 07/03/2008		16,700	16,697
Calyon Financial, Inc.
5.340% due 01/16/2009		7,900	7,901
Fortis Bank NY
5.265% due 04/28/2008		8,200	8,204
5.265% due 06/30/2008		3,100	3,101
5.310% due 09/30/2008		4,500	4,501
Nordea Bank Finland PLC
5.308% due 05/28/2008		2,900	2,902
5.308% due 04/09/2009		8,100	8,104
Royal Bank of Canada
5.295% due 06/30/2008		8,100	8,107
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		7,000	7,000
5.265% due 03/26/2008		5,800	5,800
Societe Generale NY
5.269% due 06/30/2008		12,900	12,908
5.271% due 06/30/2008		3,000	3,001
Unicredito Italiano NY
5.370% due 05/29/2008		4,100	4,102

			123,345

Commercial Paper 13.4%
Bank of America Corp.
5.200% due 10/04/2007		17,500	17,460
5.220% due 10/04/2007		1,800	1,799
Calyon N.A. LLC
5.175% due 06/29/2010		52,600	52,547
Danske Corp.
5.220% due 10/12/2007		89,200	89,096
Freddie Mac
4.800% due 07/02/2007		67,700	67,700
Societe Generale NY
5.195% due 11/26/2007		400	398
UBS Finance Delaware LLC
5.185% due 10/23/2007		1,000	999
5.200% due 10/23/2007		1,100	1,095
5.230% due 10/23/2007		30,800	30,666

			261,760

Tri-Party Repurchase Agreements 0.4%
State Street Bank and Trust Co.
4.900% due 07/02/2007		8,819	8,819

(Dated 06/29/2007. Collateralized by Fannie Mae 5.080% due 05/14/2010 valued at $8,997. Repurchase proceeds are $8,823.)
U.S. Treasury Bills 0.8%
4.622% due 08/30/2007 - 09/13/2007 (a)(c)(e)		15,405	15,240

Total Short-Term Instruments (Cost $409,112)			409,164

Purchased Options (g) 0.2% (Cost $9,732)			4,169
Total Investments (d) 116.0% (Cost $2,299,692)			$2,268,976
Written Options (h) (0.2%) (Premiums $9,322)			(3,987)
Other Assets and Liabilities (Net) (15.8%)			(309,508)

Net Assets 100.0%			$1,955,481

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $2,476 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $99,686 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $11,773 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	416	$(592)
90-Day Euribor December Futures	Long	12/2008	193	(433)
90-Day Euribor June Futures	Long	06/2008	384	(825)
90-Day Euribor March Futures	Long	03/2008	166	(328)
90-Day Euribor September Futures	Long	09/2008	335	(447)
90-Day Eurodollar December Futures	Long	12/2007	1,174	(1,191)
90-Day Eurodollar December Futures	Long	12/2008	962	(601)
90-Day Eurodollar June Futures	Long	06/2008	5,039	(5,466)
90-Day Eurodollar March Futures	Long	03/2008	5,611	(6,070)
90-Day Eurodollar March Futures	Long	03/2009	121	(177)
90-Day Eurodollar September Futures	Long	09/2008	717	(382)
90-Day Euroyen December Futures	Long	12/2007	357	(40)
Euro-Bund 10-Year Note September Futures	Short	09/2007	41	(29)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	280	164
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	120	(165)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	257	(579)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(38)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	218	(383)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	249	(455)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	155	(333)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	68	(178)

				$(18,548)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	145,000	$13
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		$6,000	52
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008		3,000	20
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.830%	07/20/2011		1,000	18
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007		2,500	11
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		1,500	(1)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007		3,000	1
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012		17,000	(9)
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		2,700	12
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007		3,200	15
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008		1,500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016		26,000	199
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%)	06/20/2017		13,300	79
HSBC Bank USA	Multiple Reference Entities of Gazprom	Sell	0.360%	05/20/2009		2,000	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012		2,400	15
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016		100	3
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017		900	20
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		2,700	2
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		1,300	0
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011		1,400	55
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011		800	10
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016		400	14
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008		900	0
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008		4,200	(9)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.305%	12/20/2008		4,000	1
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012		1,000	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011		800	11

							$539

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	5,400	$(3)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	9,400	55
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		2,400	17
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		6,200	41
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		3,400	69
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		3,700	134
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		8,200	152
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,800	24
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		700	(7)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,300	130
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		14,000	(5)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		10,400	210
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		3,300	(17)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		5,700	(41)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		1,400	(12)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		4,300	(40)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(7)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	(4)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,200	20
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	14,300	(140)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		8,100	(117)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,600	(155)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,000	185
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,800	435
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,700	(40)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		8,600	(87)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		16,900	(413)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		39,100	(123)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		2,600	145
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		35,400	(541)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		3,200	661
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		800	76
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		7,500	(110)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		11,100	(42)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		5,900	1,291
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		700	34
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	760,000	(17)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		5,640,000	(29)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,210,000	(18)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		12,800,000	(37)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		410,000	(2)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		10,810,000	(177)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	7,000	4
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		19,800	(16)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		8,400	15
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		9,200	46
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$101,200	(69)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		9,000	84
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		53,400	(59)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		136,000	(294)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		323,900	206
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		27,800	(167)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		46,200	(364)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		20,400	(134)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		136,000	(312)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		40,700	(79)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		10,800	(82)

							$274

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.500	09/17/2007	300	$3	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	711	6	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	195	2	0

				$11	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	16,000	$74	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		54,000	308	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		37,000	206	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		35,000	169	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$46,000	187	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		21,000	92	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		155,000	748	305
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	08/08/2007		36,000	33	30
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		59,000	170	17
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		52,000	116	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		148,100	784	183
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		191,600	678	377
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		50,000	207	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		90,000	234	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		84,000	190	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		141,000	180	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		63,000	254	31
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		131,200	651	210
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		233,800	1,375	289
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		58,900	234	116
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		229,400	784	521
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		302,400	1,116	1,023

								$8,790	$3,103

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$2,000	$87	$154
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	2,000	87	49
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	46	71
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	39	27
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	2,000	84	136
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	2,000	84	56
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	6,000	252	402
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	6,000	252	171

					$931	$1,066

(h) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	530	$170	$323
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	290	91	77
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	70	14	8
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	99	12	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	128	69	14
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	402	156	88
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	459	160	215

				$672	$729

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	6,000	$72	$0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		23,000	314	0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		16,000	206	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		15,000	169	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$20,000	176	1
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		67,400	755	339
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.570%	08/08/2007		9,000	35	40
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		13,000	162	27
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		9,000	123	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		64,000	754	196
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		83,100	689	419
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		20,100	217	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		21,500	225	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		27,000	180	2
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		14,000	162	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		7,000	80	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		27,000	249	36
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		57,000	684	204
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		64,100	853	196
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		38,000	467	130
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		25,600	232	129
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008		77,200	781	549
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		100,800	1,065	989

								$8,650	$3,258

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	07/01/2037	$120,700	$116,733	$116,419
U.S. Treasury Notes	4.500%	05/15/2017	41,400	39,654	40,001
U.S. Treasury Notes	4.625%	02/15/2017	6,700	6,515	6,611

				$162,902	$163,031

(2)	Market value includes $416 of interest payable on short sales.

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,417	07/2007	$52	$0	$52
Sell		88	07/2007	0	(1)	(1)
Buy	BRL	53,259	10/2007	884	0	884
Buy		32,967	03/2008	1,162	0	1,162
Buy	CAD	5,398	08/2007	22	0	22
Buy	CLP	177,894	11/2007	12	0	12
Buy		234,969	03/2008	0	(2)	(2)
Buy	CNY	192	09/2007	1	0	1
Sell		192	09/2007	0	0	0
Buy		29,290	11/2007	30	0	30
Sell		29,290	11/2007	3	(7)	(4)
Buy		14,525	01/2008	0	(13)	(13)
Sell		14,525	01/2008	1	(2)	(1)
Sell	EUR	5,331	07/2007	0	(70)	(70)
Sell	GBP	4,960	08/2007	0	(52)	(52)
Buy	IDR	12,789,000	05/2008	0	(60)	(60)
Buy	INR	13,391	08/2007	7	0	7
Sell		13,391	08/2007	1	0	1
Buy		453,002	05/2008	104	0	104
Sell		453,002	05/2008	97	0	97
Sell	JPY	579,941	07/2007	68	0	68
Buy	KRW	3,931,090	07/2007	27	0	27
Sell		391,147	07/2007	0	(2)	(2)
Buy		3,033,790	08/2007	0	(1)	(1)
Buy		4,098,167	09/2007	12	0	12
Buy	MXN	27,527	09/2007	36	0	36
Buy		89,668	03/2008	72	(1)	71
Buy	MYR	14,719	05/2008	0	(65)	(65)
Buy	NZD	1,011	07/2007	19	0	19
Buy	PHP	200,199	05/2008	0	(55)	(55)
Buy	PLN	20,103	09/2007	138	(1)	137
Buy		4,882	03/2008	22	0	22
Buy	RUB	66,200	09/2007	33	0	33
Buy		31,519	11/2007	33	0	33
Buy		154,267	12/2007	137	0	137
Buy		226,401	01/2008	38	0	38
Buy	SEK	11,210	09/2007	20	0	20
Buy	SGD	11,324	07/2007	0	(49)	(49)
Buy		3,958	08/2007	17	(2)	15
Buy		517	09/2007	0	(1)	(1)
Buy		7,077	10/2007	10	(8)	2
Buy	ZAR	1,525	09/2007	4	0	4

				$3,062	$(392)	$2,670

See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%
SLM Corp.
3.625% due 03/17/2008	$5,000	$4,912

Total Corporate Bonds & Notes (Cost $4,911)		4,912

U.S. GOVERNMENT AGENCIES 109.5%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	155	139
4.500% due 02/01/2020 - 08/01/2020	32,949	31,320
5.000% due 06/01/2018 - 07/01/2037	143,821	136,980
5.077% due 10/25/2008	23	22
5.210% due 05/01/2023	29	30
5.500% due 01/01/2021 - 08/01/2037	134,739	130,682
5.670% due 07/01/2011 - 11/25/2032	2,247	2,261
5.720% due 04/18/2028	9	9
5.820% due 03/25/2032 - 07/25/2034	5,516	5,534
6.000% due 10/01/2032 - 05/01/2037	32,331	32,011
6.063% due 11/01/2018	5	5
6.213% due 08/01/2042	456	464
6.214% due 08/01/2042 - 10/01/2044	2,138	2,161
6.344% due 04/25/2023	4	4
6.445% due 12/01/2034	1,062	1,068
6.500% due 09/25/2023 - 07/01/2037	15,138	15,300
6.533% due 05/01/2033	789	789
7.000% due 09/25/2023	4	4
7.302% due 10/01/2028	14	14
7.500% due 06/01/2030 - 08/01/2031	189	197
7.750% due 08/25/2022	34	35
Federal Home Loan Bank
0.000% due 02/27/2012	2,000	1,844
Federal Housing Administration
5.022% due 10/25/2022	444	447
7.430% due 06/01/2019	273	274
Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	35	33
5.000% due 07/01/2037	39,000	36,556
5.500% due 12/01/2017 - 07/01/2037	64,330	62,162
5.568% due 11/01/2028	9	9
5.626% due 02/01/2018	80	80
6.000% due 11/01/2036 - 07/01/2037	37,991	37,649
6.178% due 08/01/2025	14	14
6.227% due 10/25/2044 - 02/25/2045	5,705	5,745
6.500% due 12/15/2023 - 10/01/2036	10,710	10,827
6.697% due 07/01/2030	44	44
7.436% due 05/01/2032	26	26
8.000% due 06/15/2026	26	27
Ginnie Mae
4.500% due 08/20/2033	1,253	1,146
4.750% due 09/20/2024 - 08/20/2026	36	36
5.125% due 11/20/2023	3	3
5.375% due 06/20/2017 - 03/20/2027	31	31
5.500% due 08/15/2033 - 07/01/2037	27,012	26,250
5.520% due 02/16/2032	404	404
5.570% due 08/16/2032	1,555	1,562
5.625% due 03/20/2018	11	11
5.750% due 07/20/2022	26	26
6.000% due 08/15/2036	13,076	13,016
6.125% due 12/20/2021 - 10/20/2022	23	23
6.375% due 02/20/2017	16	16
6.500% due 03/20/2016 - 07/01/2037	7,200	7,313
7.500% due 05/15/2027 - 08/15/2027	9	9

Total U.S. Government Agencies (Cost $573,655)		564,614

MORTGAGE-BACKED SECURITIES 8.5%
Banc of America Structural Security Trust
5.820% due 10/11/2033	880	887
Banktrust Mortgage Trust
5.700% due 12/01/2023	120	118
CC Mortgage Funding Corp.
5.450% due 05/25/2048	2,600	2,602
5.600% due 01/25/2035	216	216
Countrywide Alternative Loan Trust
5.530% due 05/25/2035	1,725	1,726
Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	518	515
5.610% due 04/25/2035	1,164	1,167
5.640% due 03/25/2035	2,956	2,965
6.257% due 04/25/2035	2,030	2,050
CS First Boston Mortgage Securities Corp.
5.953% due 03/25/2032	61	61
Harborview Mortgage Loan Trust
5.540% due 05/19/2047	3,429	3,438
5.630% due 11/19/2035	2,388	2,398
Indymac Index Mortgage Loan Trust
5.560% due 04/25/2035	2,727	2,731
5.640% due 02/25/2035	2,065	2,072
5.650% due 09/25/2034	1,011	1,013
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,069	1,055
MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	41	41
Morgan Stanley Capital I
5.500% due 04/25/2017	46	46
Prime Mortgage Trust
5.000% due 02/25/2019	605	589
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	640	665
Sequoia Mortgage Trust
5.670% due 10/19/2026	500	501
5.670% due 07/20/2033	350	352
5.700% due 10/20/2027	131	131
Structured Adjustable Rate Mortgage Loan Trust
5.540% due 05/25/2037	3,883	3,890
6.227% due 05/25/2035	2,642	2,669
Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	203	204
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	2,287	2,288
Washington Mutual, Inc.
5.590% due 12/25/2045	3,047	3,057
5.860% due 12/25/2027	2,632	2,634
6.029% due 02/25/2046	1,758	1,761

Total Mortgage-Backed Securities (Cost $43,778)		43,842

ASSET-BACKED SECURITIES 5.0%
ACE Securities Corp.
5.370% due 06/25/2036	1,350	1,351
Amortizing Residential Collateral Trust
5.610% due 07/25/2032	25	25
5.670% due 10/25/2031	26	26
Argent Securities, Inc.
5.400% due 01/25/2036	193	193
5.400% due 03/25/2036	200	200
Bear Stearns Asset-Backed Securities, Inc.
5.590% due 09/25/2035	746	746
Centex Home Equity
5.620% due 01/25/2032	42	42
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	82	82
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,131	1,726
Credit-Based Asset Servicing & Securitization LLC
5.500% due 01/25/2035	291	292
EMC Mortgage Loan Trust
6.070% due 08/25/2040	328	333
GSR Mortgage Loan Trust
5.420% due 11/25/2030	1,024	1,024
HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	1,894	1,900
Home Equity Asset Trust
5.920% due 11/25/2032	3	3
Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	688	688
Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	1,443	1,444
Quest Trust
5.880% due 06/25/2034	49	49
Renaissance Home Equity Loan Trust
5.700% due 12/25/2032	68	68
5.760% due 08/25/2033	390	392
Residential Funding Mortgage Securities II, Inc.
5.420% due 02/25/2036	3,343	3,345
Soundview Home Equity Loan Trust
5.400% due 06/25/2037	3,895	3,898
Specialty Underwriting & Residential Finance
5.660% due 01/25/2034	35	35
Structured Asset Securities Corp.
5.610% due 01/25/2033	43	43
Wells Fargo Home Equity Trust
5.560% due 10/25/2035	4,000	4,006
5.570% due 12/25/2035	4,000	4,009

Total Asset-Backed Securities (Cost $25,952)		25,920

SHORT-TERM INSTRUMENTS 3.9%
Commercial Paper 2.2%
Freddie Mac
4.800% due 07/02/2007	2,000	2,000
Societe Generale NY
5.225% due 11/26/2007	300	295
UBS Finance Delaware LLC
5.235% due 10/23/2007	3,500	3,465
5.350% due 10/23/2007	5,800	5,800

		11,560

Repurchase Agreements 1.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007	5,426	5,426

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $5,539. Repurchase proceeds are $5,428.)
U.S. Treasury Bills 0.6%
4.562% due 08/30/2007 - 09/13/2007 (b)(c)(e)	3,200	3,167

Total Short-Term Instruments (Cost $20,160)		20,153

Total Investments (d) 127.9% (Cost $668,456)		$659,441
Other Assets and Liabilities (Net) (27.9%)		(143,681)

Net Assets 100.0%		$515,760

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Principal only security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $2,227 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $6,618 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $940 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	1,464	$(389)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	51	47

				$(342)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%)	06/28/2046	$2,000	$615
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%)	06/28/2046	2,000	649
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	500	(4)
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%)	10/08/2046	3,000	937
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	06/25/2038	1,500	703
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	1,500	590

						$3,490

Credit Default Swaps (Asset-Backed Indicies)

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	$250	$(23)
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-1	Buy	(2.670%)	07/25/2045	10,000	133
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	10,000	352
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	3,000	(126)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	7,500	(297)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	3,000	229
Morgan Stanley	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	9,000	(354)

						$(86)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	$9,800	$(347)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount $119	07/01/2011	3,000	(109)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	13,900	(492)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	32,000	(250)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	21,900	(145)

						$(1,343)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Long	Interest and paydown on FCCA Secured Lending Corp. 8.180% due 09/18/20207	Premium amount of $900	09/18/2027	3,000,000	$637

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	07/01/2022	$4,000	$3,767	$3,796
Fannie Mae	5.000%	07/01/2022	10,500	10,075	10,147
Fannie Mae	6.000%	07/01/2037	4,500	4,473	4,452
Freddie Mac	5.500%	07/01/2037	25,000	24,078	24,113
Ginnie Mae	6.000%	07/01/2037	1,000	993	995

				$43,386	$43,503

See accompanying notes

Schedule of Investments

Asset-Backed Securities Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.2%
Charlotte Gateway Village LLC
6.410% due 12/01/2016	$1,845	$1,895
CVS Lease Pass-Through
5.880% due 01/10/2028	1,936	1,855
General Electric Capital Corp.
5.400% due 03/16/2009	3,000	3,002
Masco Corp.
5.875% due 07/15/2012	5,000	4,964
Northwest Airlines, Inc.
5.840% due 02/06/2015	1,729	1,698
Preferred Term Securities XII
5.910% due 03/24/2034	2,250	2,277
SLM Corp.
3.625% due 03/17/2008	2,000	1,965
United AirLines, Inc.
6.636% due 07/02/2022	2,000	1,988

Total Corporate Bonds & Notes (Cost $19,773)		19,644

U.S. GOVERNMENT AGENCIES 32.1%
Fannie Mae
0.000% due 09/25/2008 (c)	115	112
3.145% due 08/01/2033	317	314
3.448% due 10/01/2033	725	717
3.500% due 04/01/2010 - 09/01/2033	1,605	1,565
3.788% due 07/01/2034	216	216
3.967% due 05/01/2033	454	451
4.000% due 05/20/2010 - 11/25/2033	2,412	2,311
4.010% due 04/01/2033	155	155
4.024% due 07/01/2033	334	332
4.050% due 05/01/2033	688	689
4.080% due 05/01/2034	260	258
4.089% due 02/01/2035	127	126
4.092% due 09/01/2033	176	171
4.125% due 07/09/2012	100	95
4.215% due 09/01/2033	198	193
4.250% due 03/25/2033 - 05/25/2033	697	665
4.255% due 05/01/2036	1,684	1,670
4.301% due 01/01/2033	277	272
4.320% due 09/01/2035	1,238	1,228
4.340% due 02/01/2035	95	95
4.348% due 03/01/2035	1,524	1,504
4.390% due 12/25/2021	20	19
4.462% due 06/01/2035	817	815
4.464% due 04/01/2035	417	412
4.500% due 07/02/2018 - 01/01/2035	1,126	1,102
4.504% due 01/01/2033	473	475
4.510% due 03/01/2035	94	93
4.599% due 07/01/2034	89	88
4.659% due 07/01/2033	88	87
4.673% due 05/25/2035 (g)	2,000	1,974
4.715% due 03/01/2035	222	217
4.723% due 10/01/2033	136	137
4.755% due 01/01/2015	39	39
4.812% due 02/01/2035	178	175
4.849% due 07/01/2035 (g)	5,060	5,026
4.858% due 01/01/2035	137	135
4.869% due 05/01/2036	1,636	1,632
4.879% due 09/01/2035	2,762	2,715
4.919% due 06/01/2033	239	237
4.978% due 02/01/2035	1,402	1,399
5.000% due 09/25/2014 - 11/25/2032	8,643	8,320
5.024% due 10/25/2007 - 09/25/2008	49	49
5.047% due 07/01/2035	1,366	1,366
5.059% due 09/01/2033	41	41
5.124% due 10/25/2008	82	81
5.174% due 09/25/2008	19	19
5.206% due 12/01/2014	28	28
5.233% due 03/01/2036	511	510
5.250% due 05/01/2015 - 03/01/2032	295	291
5.266% due 12/01/2035	111	112
5.267% due 10/01/2018	1,027	1,033
5.276% due 10/01/2017	23	23
5.306% due 02/01/2036 (g)	3,160	3,168
5.316% due 01/01/2029	27	27
5.322% due 10/01/2016	12	12
5.323% due 09/01/2035 (g)	2,759	2,784
5.329% due 01/01/2017	32	32
5.333% due 05/01/2017	70	70
5.337% due 12/01/2017	44	44
5.352% due 09/01/2015	49	49
5.363% due 10/01/2028	59	60
5.370% due 08/25/2043	1,000	988
5.375% due 10/01/2017 - 12/01/2028	96	96
5.384% due 04/01/2032	199	202
5.393% due 04/01/2036	1,576	1,567
5.450% due 03/25/2036	686	688
5.500% due 04/25/2017 - 08/01/2037	79,585	76,711
5.560% due 08/25/2031 - 05/25/2032	771	772
5.596% due 10/01/2027	14	14
5.607% due 05/01/2036	216	217
5.608% due 10/01/2026 - 11/01/2040	301	303
5.613% due 05/01/2036	388	391
5.620% due 12/25/2025 - 04/25/2029	159	160
5.720% due 11/17/2030 - 05/18/2032	574	579
5.744% due 09/17/2027	12	12
5.770% due 10/25/2030 - 02/25/2033	732	739
5.794% due 06/25/2021 - 10/25/2021	144	145
5.820% due 08/25/2031	1,344	1,357
5.824% due 04/01/2036	397	397
5.844% due 01/25/2020 - 11/25/2021	219	222
5.850% due 09/16/2028	84	84
5.870% due 12/18/2031 (g)	1,071	1,088
5.894% due 12/25/2021	257	261
5.920% due 11/18/2031	44	45
5.944% due 03/25/2008	33	33
5.946% due 05/01/2025	204	206
5.970% due 11/25/2031	807	823
6.000% due 03/01/2009 - 08/25/2021	782	788
6.050% due 05/25/2023	83	83
6.090% due 12/01/2008	88	88
6.094% due 05/25/2022	77	78
6.095% due 10/01/2031	101	103
6.133% due 07/01/2042	641	652
6.196% due 12/01/2024	49	49
6.220% due 11/01/2019	36	36
6.244% due 08/25/2023	117	119
6.250% due 02/01/2011	464	472
6.257% due 11/01/2032	264	263
6.283% due 10/01/2040	238	243
6.310% due 12/01/2017	59	59
6.317% due 10/01/2032	50	50
6.333% due 11/01/2030	86	88
6.344% due 12/25/2023	149	152
6.440% due 07/01/2036	767	777
6.444% due 12/25/2008	126	126
6.500% due 07/25/2008 - 12/25/2023	389	395
6.510% due 08/01/2036	1,091	1,111
6.625% due 07/01/2010	26	26
6.661% due 03/01/2029	20	20
6.665% due 08/01/2018	39	39
6.691% due 10/25/2008	44	44
6.735% due 03/01/2019	27	27
6.750% due 12/25/2023	187	194
6.770% due 01/18/2029	264	266
6.930% due 03/01/2027	12	12
7.000% due 02/01/2019 - 07/25/2042	278	286
7.038% due 10/25/2008	58	58
7.054% due 05/01/2033	147	148
7.090% due 05/01/2031	15	15
7.091% due 08/01/2032	83	83
7.096% due 09/01/2033	67	67
7.100% due 03/01/2030	31	31
7.114% due 11/01/2024	129	130
7.116% due 01/01/2028	31	31
7.119% due 09/01/2030	52	52
7.175% due 12/01/2024	13	13
7.250% due 09/01/2032	24	25
7.296% due 10/25/2008	105	106
7.368% due 04/01/2018	27	28
7.440% due 03/01/2027	83	84
7.500% due 04/25/2022 - 09/01/2032	218	221
7.722% due 02/01/2026	35	35
10.256% due 08/25/2021	109	124
Farmer Mac
7.542% due 01/25/2012	371	374
Federal Home Loan Bank
3.000% due 06/02/2008	1,950	1,910
3.625% due 07/14/2010	500	479
4.750% due 08/15/2008 - 07/14/2017	1,345	1,330
5.000% due 06/19/2018	500	472
Federal Housing Administration
7.430% due 03/01/2021	17	17
Freddie Mac
3.876% due 01/01/2034	108	106
4.000% due 09/25/2009 - 10/15/2033	518	450
4.176% due 04/01/2034	359	353
4.183% due 04/01/2035	941	940
4.213% due 04/01/2033	116	116
4.239% due 03/01/2034	230	226
4.295% due 12/01/2033	389	384
4.351% due 01/01/2035	324	317
4.378% due 01/01/2035	128	126
4.396% due 11/01/2033	135	134
4.434% due 04/01/2035	1,571	1,545
4.500% due 12/15/2010 - 09/15/2018	2,057	2,013
4.547% due 01/01/2035	1,530	1,517
4.679% due 09/01/2035	399	394
4.820% due 10/15/2022	57	57
4.833% due 10/01/2033	52	53
4.928% due 11/01/2035	3,633	3,605
4.965% due 04/01/2034	192	193
4.997% due 05/01/2035	263	260
5.000% due 02/15/2011 - 09/15/2035	1,906	1,840
5.016% due 12/01/2035	643	640
5.250% due 07/30/2018	100	95
5.340% due 09/01/2035	88	88
5.363% due 04/01/2035	532	531
5.426% due 02/01/2036	177	177
5.453% due 04/01/2036	531	528
5.488% due 07/01/2032	98	98
5.500% due 12/01/2008 - 10/15/2015	878	879
5.520% due 03/15/2031	1,211	1,216
5.565% due 03/01/2025	115	116
5.570% due 10/15/2032	86	87
5.656% due 01/01/2032	54	55
5.662% due 04/01/2036	247	246
5.670% due 12/15/2029	88	89
5.680% due 10/25/2029	3	3
5.759% due 03/01/2036	1,384	1,381
5.770% due 12/15/2031	32	33
5.775% due 09/15/2023	197	198
5.870% due 08/15/2029 - 08/15/2031	756	765
5.875% due 05/15/2023	284	285
5.881% due 09/25/2023	1,355	1,359
5.891% due 04/01/2032	142	143
5.920% due 05/15/2023	148	151
5.922% due 08/01/2031	358	361
6.000% due 08/15/2019	29	29
6.023% due 11/01/2024	382	385
6.025% due 03/15/2020	77	78
6.060% due 12/01/2024	590	593
6.227% due 02/25/2045	87	87
6.425% due 10/15/2022	253	254
6.427% due 07/25/2044 (g)	3,828	3,861
6.475% due 05/15/2023	48	49
6.500% due 03/15/2009 - 07/25/2043	719	727
6.500% due 05/15/2029 (g)	3,835	3,820
6.560% due 09/15/2014	50	51
6.683% due 05/01/2026	75	76
7.000% due 06/01/2016	1,982	2,043
7.064% due 08/01/2029	36	36
7.145% due 04/01/2033	27	27
7.152% due 02/01/2026	39	40
7.158% due 04/01/2031	36	36
7.192% due 02/01/2022	16	16
7.195% due 03/01/2028	19	19
7.211% due 09/01/2028	80	81
7.250% due 08/01/2032	21	21
7.262% due 08/01/2023	40	40
7.310% due 11/01/2023	13	13
7.341% due 03/01/2033	35	36
9.250% due 11/15/2019	29	29
11.610% due 11/15/2007	35	35
Ginnie Mae
4.500% due 07/20/2030	258	261
5.125% due 10/20/2026	86	87
5.250% due 02/20/2030	6	6
5.375% due 04/20/2016 - 04/20/2033	1,382	1,396
5.380% due 05/20/2030	151	154
5.500% due 09/20/2028 - 09/20/2032	1,613	1,627
5.720% due 02/20/2029 - 09/20/2030	679	681
5.750% due 09/20/2018	25	25
5.870% due 10/16/2029	204	207
5.875% due 05/20/2016 - 11/20/2031	83	84
6.000% due 01/20/2033 - 01/20/2034	1,801	1,818
6.125% due 12/20/2027	7	7
6.250% due 02/20/2030	265	268
7.000% due 10/20/2021	503	516
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,133

Total U.S. Government Agencies (Cost $195,324)		195,519

MORTGAGE-BACKED SECURITIES 31.3%
Adjustable Rate Mortgage Trust
5.228% due 11/25/2035	3,960	3,918
American Home Mortgage Investment Trust
4.992% due 06/25/2045	678	682
5.470% due 09/25/2035	445	445
Asset Securitization Corp.
7.384% due 08/13/2029	750	752
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	739	728
Banc of America Mortgage Securities, Inc.
4.108% due 06/25/2034	470	458
4.588% due 11/25/2033	367	358
6.500% due 09/25/2033	118	118
Bear Stearns Adjustable Rate Mortgage Trust
4.186% due 10/25/2034	386	389
4.750% due 10/25/2035	397	393
4.919% due 10/25/2034	1,009	1,021
5.329% due 02/25/2033	56	56
5.758% due 02/25/2036	877	876
6.337% due 11/25/2030	93	92
Bear Stearns Alt-A Trust
5.359% due 02/25/2036	62	61
5.679% due 08/25/2036	2,689	2,695
Bear Stearns Commercial Mortgage Securities
5.970% due 03/15/2019	2,500	2,485
Bear Stearns Mortgage Securities, Inc.
6.474% due 06/25/2030	727	739
Carey Commercial Mortgage Trust
5.970% due 09/20/2019 (g)	1,782	1,780
CBA Commercial Small Balance Commercial Mortgage
5.600% due 12/25/2036 (g)	1,140	1,161
CC Mortgage Funding Corp.
5.827% due 01/25/2035	2,545	2,549
Chase Mortgage Finance Corp.
5.000% due 11/25/2033	335	313
5.398% due 01/25/2036	378	368
Citicorp Mortgage Securities, Inc.
5.000% due 12/25/2033	224	220
6.870% due 11/25/2018	61	61
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	633	634
Citigroup Mortgage Loan Trust, Inc.
4.677% due 08/25/2035	1,145	1,126
4.900% due 12/25/2035	292	291
6.500% due 06/25/2016 (g)	4,864	4,897
Commercial Mortgage Pass-Through Certificates
5.362% due 02/05/2019 (g)	3,000	2,982
5.479% due 02/05/2019	3,000	3,003
6.455% due 05/15/2032	1,875	1,888
6.715% due 02/01/2009	1,359	1,391
Countrywide Alternative Loan Trust
5.530% due 03/20/2046	1,149	1,149
5.570% due 05/25/2035	727	728
5.590% due 02/25/2036	533	534
5.600% due 12/25/2035	970	971
5.610% due 11/25/2035	265	266
5.630% due 10/25/2035	380	381
5.650% due 10/25/2035	291	291
5.750% due 06/25/2033	1,270	1,267
5.989% due 08/25/2046	5,705	5,727
6.000% due 10/25/2032	37	36
6.185% due 08/25/2036	1,158	1,159
Countrywide Home Loan Mortgage Pass-Through Trust
4.500% due 10/25/2018	380	337
4.596% due 02/19/2034	99	98
5.590% due 02/25/2035	488	489
5.610% due 04/25/2035	279	280
5.620% due 03/25/2035	243	244
5.640% due 03/25/2035	2,371	2,379
5.660% due 02/25/2035	301	302
5.710% due 02/25/2035	752	756
5.780% due 09/25/2034	661	662
5.910% due 08/25/2034	3,361	3,375
6.257% due 04/25/2035	725	728
6.881% due 06/19/2031	23	23
CS First Boston Mortgage Securities Corp.
3.006% due 03/15/2036	444	439
4.832% due 04/15/2037	2,000	1,881
5.500% due 11/25/2035	2,441	2,426
5.800% due 01/25/2033	54	54
5.953% due 03/25/2032	159	159
6.250% due 07/25/2035	1,808	1,802
6.500% due 04/25/2033	132	132
7.000% due 02/25/2033	166	166
Denver Arena Trust
6.940% due 11/15/2019	1,742	1,745
Drexel Burnham Lambert CMO Trust
6.070% due 05/01/2016	262	263
First Horizon Alternative Mortgage Securities
4.457% due 03/25/2035	1,127	1,129
4.732% due 06/25/2034 (g)	2,587	2,555
First Horizon Asset Securities, Inc.
4.918% due 02/25/2035	632	627
First Republic Mortgage Loan Trust
5.640% due 06/25/2030	230	230
5.670% due 11/15/2031	985	988
GMAC Commercial Mortgage Securities, Inc.
4.154% due 07/10/2039	5,220	5,087
6.278% due 11/15/2039	4,000	4,101
6.500% due 05/15/2035	3,000	3,038
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	166	164
Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	754	754
5.550% due 06/25/2045	933	935
Greenwich Capital Acceptance, Inc.
8.137% due 06/25/2024	101	101
GS Mortgage Securities Corp. II
5.690% due 03/06/2020	4,500	4,505
6.044% due 08/15/2018	562	569
GSR Mortgage Loan Trust
6.000% due 03/25/2032	3	3
GSRPM Mortgage Loan Trust
6.020% due 01/25/2032	997	1,013
Harborview Mortgage Loan Trust
4.589% due 11/19/2034	170	168
5.308% due 12/19/2035	201	199
5.410% due 01/19/2038	1,360	1,362
5.510% due 01/19/2038	1,764	1,767
5.510% due 02/19/2046	1,551	1,550
5.540% due 05/19/2035	1,069	1,071
5.560% due 03/19/2037	877	879
Hilton Hotel Pool Trust
5.820% due 10/03/2015	2,000	2,019
Impac Secured Assets CMN Owner Trust
5.670% due 05/25/2036	195	195
5.750% due 08/25/2036	3,293	3,311
Indymac ARM Trust
6.633% due 01/25/2032	52	52
Indymac Index Mortgage Loan Trust
5.530% due 06/25/2047	608	609
5.560% due 04/25/2035	909	910
5.600% due 03/25/2035	815	818
5.640% due 02/25/2035	939	942
5.930% due 09/25/2034	1,000	1,012
Indymac Loan Trust
5.540% due 01/25/2011	100	100
5.600% due 07/25/2009	119	120
JPMorgan Chase Commercial Mortgage Securities Corp.
3.890% due 01/12/2037	4,433	4,342
5.430% due 02/15/2019	23	23
JPMorgan Mortgage Trust
5.114% due 06/25/2035	891	881
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	62	63
LB Mortgage Trust
7.810% due 01/15/2009	41	42
8.445% due 01/20/2017	353	386
LB-UBS Commercial Mortgage Trust
4.394% due 07/15/2030	85	84
6.058% due 06/15/2020	71	72
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	153	150
4.138% due 07/25/2034	145	142
7.250% due 12/25/2033	9	10
MASTR Asset Securitization Trust
4.750% due 12/25/2033	2,000	1,970
Mellon Residential Funding Corp.
5.760% due 12/15/2030	894	898
Merrill Lynch Mortgage Trust
4.218% due 06/12/2043	1,203	1,183
MLCC Mortgage Investors, Inc.
5.690% due 03/25/2028	20	20
Morgan Stanley Capital I
5.373% due 11/14/2042	1,090	1,052
Nationslink Funding Corp.
6.888% due 11/10/2030 (g)	1,164	1,166
Ocwen Residential Mortgage-Backed Securities Corp.
6.854% due 06/25/2039	604	474
Prudential Securities Secured Financing Corp.
3.678% due 05/25/2022	217	216
Residential Accredit Loans, Inc.
5.355% due 09/25/2034	81	81
5.620% due 08/25/2035 (g)	6,451	6,463
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	46	46
Residential Asset Securitization Trust
4.750% due 02/25/2019	666	633
5.670% due 10/25/2018	337	337
Residential Funding Mortgage Securities I, Inc.
5.720% due 07/25/2018	292	293
6.500% due 03/25/2032	8	8
Rural Housing Trust 1987-1
8.330% due 04/01/2026	32	32
Salomon Brothers Mortgage Securities VII, Inc.
4.116% due 09/25/2033	95	95
8.500% due 05/25/2032	837	864
Sequoia Mortgage Trust
5.550% due 02/20/2035	133	133
5.670% due 10/19/2026	283	284
5.720% due 10/20/2027	54	55
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,025
Structured Adjustable Rate Mortgage Loan Trust
4.500% due 02/25/2034	642	636
5.660% due 08/25/2035	375	376
5.810% due 06/25/2034	676	678
Structured Asset Mortgage Investments, Inc.
5.490% due 03/25/2037	1,951	1,951
5.540% due 05/25/2036 (g)	2,547	2,552
5.630% due 12/25/2035	1,171	1,174
5.740% due 10/19/2033	106	106
5.894% due 05/02/2030	131	131
Structured Asset Securities Corp.
4.420% due 06/25/2033	2,455	2,464
6.702% due 02/25/2032	8	8
6.951% due 11/25/2032	22	22
7.218% due 10/25/2031	99	100
7.322% due 06/25/2032	31	30
Travelers Mortgage Services, Inc.
6.806% due 09/25/2018	85	84
Wachovia Bank Commercial Mortgage Trust
0.194% due 10/15/2041 (b)	101,179	2,161
Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033	163	163
5.820% due 01/25/2018	288	289
7.474% due 11/25/2030	122	121
Washington Mutual, Inc.
3.423% due 05/25/2033	2,560	2,532
3.942% due 07/25/2034	470	458
4.150% due 08/25/2034	625	609
4.189% due 08/25/2033	105	103
4.243% due 06/25/2034	505	496
4.672% due 04/25/2035	200	196
4.816% due 10/25/2032	275	275
5.094% due 10/25/2032	36	36
5.474% due 02/27/2034	2,109	2,073
5.540% due 01/25/2045	135	135
5.549% due 11/25/2041	24	24
5.610% due 07/25/2045	2,032	2,036
5.610% due 10/25/2045	47	47
5.630% due 01/25/2045	456	458
5.640% due 07/25/2045	3,549	3,558
5.710% due 12/25/2045	1,545	1,547
5.745% due 11/25/2034	80	80
5.765% due 10/25/2044 (g)	3,057	3,068
5.795% due 06/25/2044	367	368
5.795% due 07/25/2044	332	333
5.860% due 12/25/2027	1,805	1,806
5.875% due 07/25/2044	265	266
6.029% due 02/25/2046	1,172	1,174
6.223% due 05/25/2041	169	170
6.227% due 11/25/2041	446	446
6.400% due 12/19/2039 (g)	1,090	1,076
6.429% due 06/25/2042	92	92
6.429% due 08/25/2042	95	95
6.429% due 04/25/2044	6	6
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	450	438
4.000% due 08/25/2034	410	400
4.354% due 05/25/2035	1,238	1,217
4.480% due 06/25/2035	1,363	1,345
4.488% due 11/25/2033	150	143
4.524% due 06/25/2034 (g)	3,812	3,695
4.541% due 02/25/2035	1,663	1,630
4.555% due 01/25/2035	371	366
4.555% due 01/25/2035 (g)	3,767	3,702
4.575% due 12/25/2034	20	19
4.587% due 11/25/2034	1,779	1,756
4.659% due 02/25/2033	105	105
4.950% due 03/25/2036	1,104	1,089
4.999% due 10/25/2035	192	189
5.250% due 02/25/2018	772	765

Total Mortgage-Backed Securities (Cost $190,019)		190,053

ASSET-BACKED SECURITIES 50.6%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	100	100
5.630% due 06/25/2035	11	11
5.720% due 10/25/2035 (g)	3,000	3,006
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,912
Accredited Mortgage Loan Trust
5.360% due 09/25/2036	400	400
5.380% due 04/25/2036	846	847
5.470% due 12/25/2035	700	701
5.530% due 12/25/2035	100	100
ACE Securities Corp.
5.370% due 08/25/2036	1,460	1,461
5.470% due 12/25/2035 (g)	5,100	5,104
6.120% due 03/25/2035	2,038	2,040
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,623	2,606
American Express Credit Account Master Trust
5.500% due 11/15/2010	75	75
5.820% due 02/15/2012	1,536	1,540
American Home Mortgage Investment Trust
5.500% due 08/25/2035	56	56
American Residential Eagle Certificate Trust
6.320% due 05/25/2028	899	901
Amortizing Residential Collateral Trust
5.590% due 06/25/2032	52	53
5.600% due 01/25/2032	71	72
5.670% due 08/25/2032	18	18
Amresco Residential Securities Mortgage Loan Trust
5.815% due 06/25/2028	217	218
5.830% due 03/25/2027	17	17
5.875% due 06/25/2027	172	172
5.875% due 09/25/2027	563	563
Argent Securities, Inc.
5.400% due 03/25/2036	121	121
5.480% due 03/25/2036 (g)	5,500	5,505
Asset-Backed Funding Certificates
5.740% due 12/25/2034	5,000	5,005
6.340% due 03/25/2032	2,271	2,273
Asset-Backed Securities Corp. Home Equity
5.430% due 05/25/2036	2,000	2,001
5.720% due 05/25/2036	2,500	2,492
5.840% due 06/15/2031	70	70
6.670% due 04/15/2033	200	200
Bayview Financial Asset Trust
5.720% due 12/25/2039	776	779
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035	106	106
5.420% due 12/25/2035	350	350
5.470% due 08/25/2036	395	395
5.495% due 10/25/2036	4,581	4,538
5.520% due 09/25/2034	43	43
5.520% due 06/25/2036 (g)	3,513	3,517
5.650% due 10/25/2032	206	206
5.650% due 01/25/2036	812	813
5.720% due 10/27/2032	90	90
5.820% due 09/25/2034 (j)	599	600
5.820% due 06/25/2035 (g)	8,594	8,610
5.920% due 10/25/2032	247	248
6.070% due 11/25/2042	370	373
Bear Stearns Cos., Inc.
6.120% due 12/25/2036	5,000	5,020
Bear Stearns Second Lien Trust
7.820% due 12/25/2036	1,200	436
CDC Mortgage Capital Trust
5.630% due 01/25/2033	55	55
6.370% due 01/25/2033	1,943	1,945
Cendant Mortgage Corp.
6.000% due 07/25/2043	316	315
Centex Home Equity
5.160% due 09/25/2034	2,000	1,915
5.800% due 06/25/2034	30	30
6.010% due 09/25/2034	1,400	1,407
Charming Shoppes Master Trust
5.650% due 05/15/2014	1,000	1,010
Chase Credit Card Master Trust
5.680% due 10/15/2009	50	50
Chase Funding Mortgage Loan Asset-Backed Certificates
4.515% due 02/25/2014	522	505
4.537% due 09/25/2032	10	9
5.590% due 04/25/2033	12	12
CIT Group Home Equity Loan Trust
5.970% due 12/25/2031	1,201	1,205
Citigroup Mortgage Loan Trust, Inc.
5.370% due 10/25/2036	2,008	2,009
5.420% due 10/25/2036	2,000	2,000
5.629% due 08/25/2035	2,777	2,652
Community Program Loan Trust
4.500% due 10/01/2018	1,392	1,371
4.500% due 04/01/2029	500	469
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,211	1,808
Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025	306	307
ContiMortgage Home Equity Trust
5.800% due 06/15/2025	33	33
7.780% due 04/25/2014	21	21
Countrywide Asset-Backed Certificates
4.946% due 10/25/2035	320	309
5.125% due 12/25/2034	3,000	2,926
5.370% due 07/25/2037	324	324
5.370% due 08/25/2037	1,803	1,803
5.420% due 05/25/2036	20	20
5.460% due 04/25/2036	272	272
5.480% due 02/25/2036	97	97
5.520% due 08/25/2035	166	166
5.530% due 10/25/2035 (g)	1,443	1,445
5.590% due 06/25/2035	62	62
5.620% due 11/25/2033	47	47
5.660% due 06/25/2033	43	43
5.660% due 05/25/2036	35	35
5.780% due 11/25/2036	4,000	4,019
5.790% due 11/25/2033	276	278
5.820% due 09/25/2032	382	383
5.940% due 09/25/2033	18	18
6.220% due 04/25/2032	590	591
6.220% due 05/25/2032	700	700
Credit-Based Asset Servicing & Securitization LLC
5.470% due 10/25/2036	1,335	1,336
5.750% due 01/25/2036	1,000	1,001
5.770% due 11/25/2033	3,037	3,041
5.950% due 06/25/2032	225	226
6.720% due 01/25/2031	736	739
CS First Boston Mortgage Securities Corp.
5.570% due 01/25/2043	436	436
5.680% due 05/25/2044	359	360
5.940% due 01/25/2032	21	21
Embarcadero Aircraft Securitization Trust
6.420% due 08/15/2025 (a)	1,183	18
EMC Mortgage Loan Trust
5.770% due 12/25/2042	2,503	2,503
6.070% due 08/25/2040	1,094	1,109
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	891	828
5.540% due 04/25/2035	1,156	1,157
Equity One Asset-Backed Securities, Inc.
5.570% due 07/25/2034	76	76
5.660% due 07/25/2034	5	5
First Alliance Mortgage Loan Trust
5.530% due 09/20/2027	51	51
5.800% due 10/25/2024	18	18
8.020% due 03/20/2031	34	34
First Franklin Mortgage Loan Asset-Backed Certificates
5.410% due 01/25/2036 (g)	1,523	1,525
5.700% due 10/25/2034	105	105
5.720% due 04/25/2035	3,000	3,005
First International Bank N.A.
5.870% due 03/15/2027	181	127
First NLC Trust
5.560% due 02/25/2036	4,000	4,003
Fleet Home Equity Loan Trust
5.570% due 01/20/2033	304	305
Green Tree Financial Corp.
6.180% due 04/01/2030	1,437	1,418
6.220% due 03/01/2030	109	108
6.240% due 11/01/2016	4	4
6.450% due 06/01/2030	367	368
6.530% due 04/01/2030	1,027	1,028
6.810% due 12/01/2027	2,380	2,423
6.860% due 03/15/2028	49	50
6.860% due 07/15/2029	629	643
6.870% due 04/01/2030	63	64
7.360% due 02/15/2029	46	48
7.550% due 01/15/2029	2,031	2,103
7.620% due 06/15/2028	162	170
GSAMP Trust
5.360% due 10/25/2046	1,444	1,444
5.390% due 02/25/2036	185	185
5.412% due 01/25/2045	553	549
5.440% due 12/25/2035	164	164
5.440% due 01/25/2047	4,144	4,146
5.470% due 10/25/2036 (g)	6,750	6,754
5.510% due 11/25/2035 (g)	6,900	6,898
5.870% due 03/25/2034	2,357	2,363
GSRPM Mortgage Loan Trust
5.440% due 03/25/2035 (g)	2,504	2,504
5.700% due 09/25/2042	158	158
HFC Home Equity Loan Asset-Backed Certificates
5.850% due 01/20/2034	1,077	1,079
Home Equity Asset Trust
5.480% due 05/25/2036 (g)	7,000	7,005
5.850% due 07/25/2034	726	728
5.920% due 11/25/2032	1	1
Home Equity Mortgage Trust
5.300% due 05/25/2036	135	135
5.321% due 04/25/2035	782	771
5.500% due 05/25/2036 (g)	5,000	5,005
HSBC Asset Loan Obligation
5.380% due 12/25/2036	394	394
IMC Home Equity Loan Trust
7.310% due 11/20/2028	138	138
Indymac Home Equity Loan Asset-Backed Trust
6.670% due 07/25/2034	1,000	1,009
Irwin Home Equity Corp.
6.220% due 02/25/2029	1,452	1,455
Ischus CDO Ltd.
5.600% due 07/10/2047	873	874
IXIS Real Estate Capital Trust
5.380% due 08/25/2036	69	69
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	425	426
5.390% due 11/25/2036	455	455
5.430% due 08/25/2036	3,636	3,638
5.530% due 06/25/2035	494	495
Keystone Owner Trust
7.900% due 01/25/2029	180	179
7.930% due 05/25/2025	34	34
LA Arena Funding LLC
7.656% due 12/15/2026	3,028	3,164
Lake Country Mortgage Loan Trust
5.850% due 12/25/2032 (g)	1,251	1,285
Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	18	18
5.790% due 08/25/2035	2,000	2,003
6.020% due 03/25/2032	2	2
6.745% due 03/25/2032	534	535
Madison Avenue Manufactured Housing Contract
6.770% due 03/25/2032	1,500	1,455
MASTR Asset-Backed Securities Trust
5.430% due 11/25/2035 (g)	1,241	1,242
5.870% due 10/25/2034	1,234	1,236
MASTR Specialized Loan Trust
6.170% due 05/25/2037	630	630
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	265	265
5.380% due 10/25/2037	1,660	1,661
5.430% due 07/25/2036	390	390
5.460% due 01/25/2037	550	550
Mid-State Trust
6.005% due 08/15/2037	1,257	1,256
Money Store Home Equity Trust
5.620% due 08/15/2029	158	158
Morgan Stanley ABS Capital I
5.350% due 06/25/2036	2,148	2,148
5.360% due 06/25/2036	86	86
5.390% due 08/25/2036	33	33
5.420% due 04/25/2036	7,500	7,499
5.420% due 10/25/2036	5,000	4,999
5.420% due 11/25/2036	5,000	4,998
5.470% due 06/25/2036	325	325
Morgan Stanley Capital I
7.795% due 01/25/2032	1,215	1,218
Morgan Stanley Home Equity Loans
5.420% due 09/25/2035	384	384
5.430% due 02/25/2036	2,335	2,337
Morgan Stanley IXIS Real Estate Capital Trust
5.430% due 11/25/2036	3,000	3,000
Morgan Stanley Mortgage Loan Trust
5.480% due 11/25/2036	3,812	3,811
New Century Home Equity Loan Trust
6.970% due 06/20/2031	3,988	3,993
Nomura Asset Acceptance Corp.
5.630% due 01/25/2036 (g)	3,000	3,008
Novastar Home Equity Loan
5.710% due 05/25/2033	15	15
Oakwood Mortgage Investors, Inc.
5.695% due 03/15/2018	545	479
Option One Mortgage Loan Trust
5.620% due 04/25/2033	51	51
5.820% due 08/20/2030	15	15
5.850% due 05/25/2034	35	35
5.860% due 06/25/2032	10	10
Origen Manufactured Housing
5.560% due 05/15/2032	24	24
7.650% due 03/15/2032	2,000	1,970
Park Place Securities, Inc.
5.910% due 02/25/2035	2,000	2,016
Peco Energy Transition Trust
6.130% due 03/01/2009	200	201
People’s Choice Home Loan Securities Trust
5.750% due 05/25/2035	1,200	1,202
Quest Trust
5.760% due 09/25/2034	26	26
5.880% due 06/25/2034	95	95
7.020% due 07/20/2034	100	101
Renaissance Home Equity Loan Trust
4.934% due 08/25/2035	140	137
5.820% due 12/25/2033	300	303
5.940% due 03/25/2033	44	45
6.120% due 08/25/2032	2,000	2,016
Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	47	47
5.440% due 10/25/2036 (g)	4,576	4,578
5.707% due 08/25/2034 (g)	3,000	2,902
5.900% due 07/25/2034 (g)	2,000	1,891
5.942% due 04/25/2034 (g)	2,000	1,984
6.040% due 04/25/2033	6	6
6.100% due 02/25/2033	16	16
Residential Asset Securities Corp.
5.380% due 04/25/2036	71	71
5.450% due 03/25/2036 (g)	7,500	7,505
5.750% due 03/25/2035 (g)	7,000	7,013
5.900% due 06/25/2033	45	45
7.140% due 04/25/2032	764	412
Residential Funding Mortgage Securities II, Inc.
5.610% due 12/25/2032	27	27
6.230% due 05/25/2037	5,000	5,005
8.350% due 03/25/2025	128	128
SACO I, Inc.
5.500% due 05/25/2036	4,930	4,932
5.500% due 06/25/2036 (b)	15,691	381
5.530% due 03/25/2036 (g)	3,978	3,980
5.580% due 06/25/2036	1,891	1,893
5.820% due 07/25/2035	5,553	5,562
6.020% due 10/25/2034	74	74
Salomon Brothers Mortgage Securities VII, Inc.
5.800% due 03/25/2028	343	343
Saxon Asset Securities Trust
5.660% due 12/26/2034	87	87
5.820% due 03/25/2032	987	988
Securitized Asset-Backed Receivables LLC Trust
5.390% due 11/25/2035	651	652
5.390% due 12/25/2035	79	79
SLM Student Loan Trust
5.400% due 06/15/2018	63	63
5.495% due 10/25/2016	206	206
Soundview Home Equity Loan Trust
5.510% due 02/25/2036	100	100
Specialty Underwriting & Residential Finance
5.420% due 11/25/2037	3,000	2,998
5.740% due 12/25/2035	1,000	1,003
Structured Asset Investment Loan Trust
5.450% due 04/25/2035	40	40
Structured Asset Securities Corp.
3.375% due 08/25/2031	120	109
4.900% due 04/25/2035	1,085	1,081
5.440% due 02/25/2036	3,000	3,001
5.450% due 12/25/2035	384	385
5.610% due 01/25/2033	22	22
5.970% due 05/25/2034	98	99
6.370% due 01/25/2033	196	197
Structured Settlements Fund
7.250% due 12/20/2015	72	72
Superior Wholesale Inventory Financing Trust
5.620% due 01/15/2012	3,000	3,001
Trapeza CDO I LLC
6.015% due 11/16/2034	1,000	998
Truman Capital Mortgage Loan Trust
5.800% due 11/25/2031	6	6
6.470% due 11/25/2032	6	6
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	468
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	329
7.905% due 02/07/2026	687	715
WMC Mortgage Loan Pass-Through Certificates
6.145% due 03/20/2029	114	115
World Financial Network Credit Card Master Trust
6.320% due 03/15/2013	2,000	2,014

Total Asset-Backed Securities (Cost $310,460)		308,000

SHORT-TERM INSTRUMENTS 16.8%
Commercial Paper 13.3%
Fortis Funding LLC
5.275% due 09/05/2007	15,200	15,138
Freddie Mac
4.800% due 07/02/2007	24,000	24,000
San Paolo IMI U.S. Financial Co.
5.330% due 08/08/2007	6,900	6,900
TotalFinaElf Capital S.A.
5.340% due 07/02/2007	16,600	16,600
UBS Finance Delaware LLC
5.230% due 10/23/2007	13,000	12,943
5.240% due 10/23/2007	5,300	5,227

		80,808

Repurchase Agreements 1.7%
State Street Bank and Trust Co.
4.900% due 07/02/2007	10,604	10,604

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $10,821. Repurchase proceeds are $10,608.)
U.S. Treasury Bills 1.8%
4.605% due 08/30/2007 - 09/13/2007 (d)(e)(h)	11,010	10,894

Total Short-Term Instruments (Cost $102,325)		102,306

Total Investments (f) 134.0% (Cost $817,901)		$815,522
Other Assets and Liabilities (Net) (34.0%)		(206,986)

Net Assets 100.0%		$608,536

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $7,176 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(f) As of June 30, 2007, portfolio securities with an aggregate value of $42,284 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) The average amount of borrowing outstanding during the period ended June 30, 2007 was $163,161 at a weighted average interest rate of 5.360%. On June 30, 2007, securities valued at $148,608 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $3,224 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar September Futures	Long	09/2007	1,668	$(1,373)
90-Day Eurodollar September Futures	Long	09/2008	1,765	(463)

				$(1,836)

(i) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Masco Corp. 5.875% due 07/15/2012	Buy	(0.610%)	09/20/2012	$5,000	$(3)
Bank of America	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 07/25/2033	Sell	4.500%	07/25/2033	492	(140)
Bank of America	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Buy	(5.000%)	06/25/2035	2,500	86
Bank of America	TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%)	08/07/2045	1,000	106
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%)	05/08/2046	3,000	548
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%)	02/15/2047	2,000	486
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%)	12/20/2011	40,000	91
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%)	02/25/2034	1,000	(25)
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	02/25/2035	1,000	(23)
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	02/25/2035	1,000	3
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%)	06/28/2046	3,000	920
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%)	06/28/2046	2,000	663
Bear Stearns & Co., Inc.	Juneau Investments LLC 5.900% due 02/22/2021	Buy	(0.170%)	03/20/2017	2,500	40
Bear Stearns & Co., Inc.	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Buy	(0.450%)	06/25/2030	2,541	(2)
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%	12/25/2035	1,000	10
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	1,000	(8)
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	1,000	94
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	2,000	293
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%)	09/15/2040	1,000	(10)
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%)	02/15/2047	1,000	268
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%)	10/20/2020	1,000	5
Credit Suisse First Boston	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Buy	(2.250%)	07/25/2032	1,994	(204)
Deutsche Bank AG	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	5,000	5
Deutsche Bank AG	Juneau Investments LLC 5.900% due 02/22/2021	Buy	(0.155%)	03/20/2017	2,500	43
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Buy	(2.650%)	03/25/2035	5,000	(25)
Deutsche Bank AG	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.250% due 05/25/2035	Buy	(1.100%)	05/25/2035	2,000	58
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%	10/12/2052	2,000	5
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	500	(4)
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Sell	2.100%	05/25/2033	2,500	11
Goldman Sachs & Co.	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Sell	1.860%	01/25/2034	2,500	18
Goldman Sachs & Co.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Buy	(2.000%)	02/25/2034	1,926	(9)
Goldman Sachs & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Sell	5.000%	09/25/2034	2,000	65
Goldman Sachs & Co.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%)	03/08/2040	1,000	172
JPMorgan Chase & Co.	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Buy	(0.400%)	03/20/2017	5,000	17
JPMorgan Chase & Co.	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(3.000%)	09/25/2034	2,000	(6)
JPMorgan Chase & Co.	New Century Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.750% due 06/25/2035	Sell	5.500%	06/25/2035	2,500	(37)
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%)	10/25/2035	2,000	(3)
JPMorgan Chase & Co.	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Sell	3.500%	10/25/2035	3,000	47
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	25,000	(104)
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	2,000	10
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%)	06/25/2038	2,000	937
Lehman Brothers, Inc.	GSC ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 11/12/2045	Buy	(1.400%)	11/12/2045	1,000	121
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%)	05/05/2046	927	187
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%)	06/25/2046	2,000	786
Merrill Lynch & Co., Inc.	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 02/25/2034	Sell	2.250%	02/25/2034	1,926	13
Merrill Lynch & Co., Inc.	Jackson Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 1.750% due 09/27/2046	Buy	(3.500%)	09/27/2046	4,000	2,059
Merrill Lynch & Co., Inc.	Lenox Street Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 03/04/2045	Buy	(3.500%)	03/04/2050	1,000	66
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%)	12/20/2012	11,200	(2)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%	12/20/2015	8,000	(38)
Morgan Stanley	Indymac Home Equity Loan Asset-Backed Trust floating rate based on 1-Month USD-LIBOR plus 0.630% due 06/25/2030	Sell	1.500%	06/25/2030	2,541	5
Morgan Stanley	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 2.250% due 07/25/2032	Sell	2.250%	07/25/2032	1,994	244
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	1,000	11
Morgan Stanley	Park Place Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.200% due 03/25/2035	Sell	3.030%	03/25/2035	5,000	51
Royal Bank of Scotland Group PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.100% due 05/25/2033	Buy	(0.700%)	05/25/2033	2,500	5
Royal Bank of Scotland Group PLC	Ameriquest Mortgage Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 1.860% due 01/25/2034	Buy	(0.800%)	01/25/2034	2,500	23
Royal Bank of Scotland Group PLC	FBR Securitization Trust floating rate based on 1-Month USD-LIBOR plus 1.850% due 10/25/2035	Buy	(3.000%)	10/25/2035	3,000	(10)
UBS Warburg LLC	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%)	12/25/2035	1,000	(2)
Wachovia Bank N.A.	Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%)	04/15/2020	2,000	2
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%)	01/08/2051	2,000	665

						$8,584

Credit Default Swaps (Asset-Backed Indices)

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Home Equity Index BBB Rating 2006-2	Buy	(1.330%)	05/25/2046	$5,000	$262
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	2,000	619
Citibank N.A.	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	4,000	(416)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Buy	(1.330%)	05/25/2046	5,000	1,135
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	2,000	612
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	5,000	(276)
Goldman Sachs & Co.	Home Equity Index AA Rating 2006-2	Sell	0.170%	05/25/2046	3,000	(13)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	10,000	(1,805)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	2,000	(596)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	15,000	1,586
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	10,000	(2,198)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	2,000	(597)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	5,000	(1,168)
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	10,000	1,069
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	10,000	(2,181)

						$(3,967)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	$5,700	$18
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	14,000	(87)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	37,000	46
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	51,100	(338)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	(13)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2009	55,500	(517)

						$(891)

(j) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities, Inc.	5.820%	09/25/2034	03/29/2006	$599	$600	0.10%

(k) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	6.000%	07/01/2037	$1,500	$1,491	$1,484

See accompanying notes

Schedule of Investments

Developing Local Markets Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.2%
OAO Rosneft Oil Co.
6.000% due 09/16/2007		$2,000	$2,003

Total Bank Loan Obligations (Cost $1,998)			2,003

CORPORATE BONDS & NOTES 17.5%
Banking & Finance 11.9%
American Express Bank FSB
5.340% due 06/12/2009		1,000	1,000
5.380% due 06/22/2009		300	300
American Express Centurion Bank
5.320% due 05/07/2008		100	100
5.480% due 12/17/2009		100	100
American Express Credit Corp.
5.380% due 05/19/2009		100	100
American International Group, Inc.
5.360% due 06/23/2008		200	200
Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009		400	386
Banco Santander Chile
5.710% due 12/09/2009		1,000	1,006
Bank of America Corp.
5.366% due 11/06/2009		200	200
5.370% due 09/25/2009		1,400	1,401
Bank of America N.A.
5.355% due 07/25/2008		1,100	1,101
5.360% due 12/18/2008		400	400
5.360% due 06/12/2009		1,300	1,301
Bank of Ireland
5.410% due 12/18/2009		1,800	1,804
Bear Stearns Cos., Inc.
5.585% due 01/31/2011		1,500	1,495
Caterpillar Financial Services Corp.
5.408% due 08/11/2009		700	701
5.410% due 10/09/2009		1,500	1,501
5.420% due 05/18/2009		1,100	1,102
5.430% due 03/10/2009		500	501
Charter One Bank N.A.
5.405% due 04/24/2009		1,000	1,001
CIT Group, Inc.
5.430% due 12/19/2007		2,500	2,500
5.505% due 01/30/2009		2,300	2,297
Citigroup, Inc.
5.390% due 12/28/2009		1,800	1,801
5.400% due 12/26/2008		200	200
5.450% due 05/18/2011		900	901
5.510% due 05/18/2010		500	502
Colvis Finance
8.000% due 02/02/2009		300	306
Commonwealth Bank of Australia
5.360% due 06/08/2009		100	100
Credit Agricole S.A.
5.360% due 05/28/2009		800	800
5.410% due 05/28/2010		6,700	6,704
DnB NORBank ASA
5.425% due 10/13/2009		100	100
El Paso Performance-Linked Trust
7.750% due 07/15/2011		200	207
Export-Import Bank of Korea
4.125% due 02/10/2009		100	98
4.250% due 11/27/2007		4,336	4,314
4.250% due 11/06/2008		75	74
4.500% due 08/12/2009		200	196
5.450% due 06/01/2009		3,300	3,302
Ford Motor Credit Co.
5.625% due 10/01/2008		300	296
5.800% due 01/12/2009		200	196
Fortis Bank NY
5.400% due 09/28/2009		1,600	1,601
General Electric Capital Corp.
5.385% due 10/26/2009		200	200
5.430% due 08/15/2011		200	200
5.460% due 06/15/2009		100	100
5.480% due 12/15/2009		1,200	1,203
GMAC LLC
6.610% due 05/15/2009		1,100	1,101
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		300	300
5.447% due 11/10/2008		1,700	1,703
5.450% due 12/22/2008		2,200	2,203
5.450% due 06/23/2009		700	701
5.455% due 07/29/2008		1,300	1,302
5.560% due 03/02/2010		500	502
HBOS Treasury Services PLC
5.320% due 07/17/2008		100	100
5.397% due 07/17/2009		1,600	1,602
5.420% due 12/08/2010		1,500	1,501
HSBC Bank USA N.A.
5.490% due 12/14/2009		250	251
HSBC Finance Corp.
5.360% due 05/21/2008		100	100
5.415% due 10/21/2009		200	200
5.490% due 09/15/2008		1,400	1,403
5.640% due 11/16/2009		700	704
6.538% due 11/13/2007		1,800	1,807
Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007		500	501
ICICI Bank Ltd.
5.895% due 01/12/2010		600	601
Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008		300	304
International Lease Finance Corp.
5.580% due 05/24/2010		1,000	1,003
John Deere Capital Corp.
5.406% due 04/15/2008		800	801
5.406% due 07/15/2008		700	701
JPMorgan Chase & Co.
5.370% due 06/26/2009		100	100
5.370% due 05/07/2010		1,100	1,101
5.440% due 06/25/2010		1,500	1,502
5.539% due 10/02/2009		890	894
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008		100	100
5.410% due 12/23/2008		1,425	1,427
5.445% due 10/22/2008		2,600	2,604
5.445% due 01/23/2009		1,000	1,001
5.460% due 08/21/2009		2,000	2,001
5.570% due 12/23/2010		1,100	1,101
Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007		1,330	1,330
MBNA Europe Funding PLC
5.460% due 09/07/2007		700	700
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008		200	200
5.395% due 10/23/2008		200	200
5.445% due 01/30/2009		500	501
5.450% due 08/14/2009		900	901
Metropolitan Life Global Funding I
5.400% due 05/17/2010		500	500
Mirage Resorts, Inc.
6.750% due 08/01/2007		200	200
6.750% due 02/01/2008		150	151
Morgan Stanley
5.360% due 11/21/2008		100	100
5.406% due 05/07/2009		200	200
5.467% due 02/09/2009		1,100	1,102
5.595% due 01/22/2009		600	600
National Australia Bank Ltd.
5.400% due 09/11/2009		1,600	1,602
Pemex Finance Ltd.
9.690% due 08/15/2009		1,035	1,086
Petroleum Export Ltd.
4.623% due 06/15/2010		1,733	1,712
4.633% due 06/15/2010		67	66
5.265% due 06/15/2011		249	243
Royal Bank of Scotland Group PLC
5.360% due 12/21/2007		1,500	1,501
5.405% due 07/21/2008		100	100
Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007		100	100
5.420% due 09/19/2008		100	100
5.420% due 11/20/2009		1,000	1,001
SLM Corp.
5.495% due 07/27/2009		2,600	2,536
Spinnaker Capital Ltd.
16.860% due 06/15/2008		250	250
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		1,000	1,001
Ventas Realty LP
8.750% due 05/01/2009		470	494
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		2,200	2,205
6.110% due 09/21/2007		4,350	4,354
8.255% due 07/30/2007		1,000	1,004
Wachovia Bank N.A.
5.420% due 05/25/2010		750	752
5.430% due 12/02/2010		1,000	1,001
Wachovia Corp.
5.405% due 10/28/2008		400	401
5.410% due 12/01/2009		1,500	1,502
5.480% due 03/15/2011		1,000	1,002
5.486% due 10/15/2011		1,600	1,603
Wells Fargo & Co.
5.420% due 03/23/2010		2,600	2,604
5.445% due 01/24/2012		400	400
Westpac Banking Corp.
5.280% due 06/06/2008		300	300
World Savings Bank FSB
5.396% due 05/08/2009		250	250
5.485% due 03/02/2009		250	251

			111,226

Industrials 3.6%
Albertson’s, Inc.
6.950% due 08/01/2009		100	103
Amgen, Inc.
5.440% due 11/28/2008		3,200	3,202
Anadarko Petroleum Corp.
5.760% due 09/15/2009		1,500	1,502
Cisco Systems, Inc.
5.440% due 02/20/2009		300	301
Comcast Corp.
5.656% due 07/14/2009		700	700
Cox Communications, Inc.
5.910% due 12/14/2007		1,000	1,002
CSC Holdings, Inc.
7.250% due 07/15/2008		100	101
7.875% due 12/15/2007		400	404
CSN Islands VII Corp.
10.750% due 09/12/2008		400	421
CVS Caremark Corp.
5.660% due 06/01/2010		500	500
DaimlerChrysler N.A. Holding Corp.
5.805% due 08/03/2009		700	704
Dex Media East LLC
9.875% due 11/15/2009		200	208
EchoStar DBS Corp.
5.750% due 10/01/2008		1,250	1,250
Equistar Chemicals LP
10.125% due 09/01/2008		171	179
FedEx Corp.
5.436% due 08/08/2007		400	400
General Mills, Inc.
5.485% due 01/22/2010		400	400
HJ Heinz Co.
6.428% due 12/01/2008		700	707
Home Depot, Inc.
5.485% due 12/16/2009		200	200
Mandalay Resort Group
6.500% due 07/31/2009		800	804
9.500% due 08/01/2008		100	104
10.250% due 08/01/2007		600	602
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009		200	204
Pemex Project Funding Master Trust
5.960% due 12/03/2012		5,245	5,320
7.156% due 10/15/2009		1,100	1,141
8.500% due 02/15/2008		1,000	1,018
8.850% due 09/15/2007		1,800	1,814
Qwest Communications International, Inc.
8.860% due 02/15/2009		67	68
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		4,400	4,856
Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007		1,150	1,174
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		400	400
Time Warner, Inc.
5.590% due 11/13/2009		600	601
Transocean, Inc.
5.560% due 09/05/2008		700	701
United Technologies Corp.
5.430% due 06/01/2009		200	200
Wal-Mart Stores, Inc.
5.260% due 06/16/2008		400	400
Walt Disney Co.
5.460% due 09/10/2009		1,200	1,202
Xerox Corp.
6.110% due 12/18/2009		300	304

			33,197

Utilities 2.0%
America Movil SAB de C.V.
5.460% due 06/27/2008		2,850	2,850
AT&T, Inc.
5.450% due 05/15/2008		600	601
5.570% due 11/14/2008		300	301
BellSouth Corp.
5.460% due 08/15/2008		1,200	1,201
CMS Energy Corp.
7.500% due 01/15/2009		600	618
9.875% due 10/15/2007		600	609
Deutsche Telekom International Finance BV
5.540% due 03/23/2009		200	201
Dominion Resources, Inc.
5.540% due 11/14/2008		100	100
5.660% due 09/28/2007		2,200	2,201
Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008		100	106
Entergy Gulf States, Inc.
6.110% due 12/08/2008		1,200	1,204
Florida Power Corp.
5.760% due 11/14/2008		1,600	1,603
Korea Electric Power Corp.
4.250% due 09/12/2007		775	773
Mobile Telesystems Finance S.A.
9.750% due 01/30/2008		1,100	1,121
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	100
Qwest Corp.
5.625% due 11/15/2008		600	601
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		384	375
Romanian Thermal Power Plants
9.143% due 12/23/2007		171	175
Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008		4,400	4,348

			19,088

Total Corporate Bonds & Notes (Cost $163,481)			163,511

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
5.000% due 02/25/2017		62	62
5.380% due 12/25/2036		82	81
6.083% due 09/01/2044		375	380
6.133% due 06/01/2043 - 07/01/2044		140	142
Freddie Mac
4.500% due 04/15/2019		27	27
5.000% due 08/15/2016 - 11/15/2029		304	300
5.550% due 07/15/2037		18,400	18,399
5.580% due 08/25/2031		332	334
5.600% due 09/25/2031		332	332
5.670% due 12/15/2030		339	340
6.227% due 02/25/2045		919	915

Total U.S. Government Agencies (Cost $21,307)			21,312

MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Investment Trust
5.470% due 09/25/2035		44	44
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		118	118
Bear Stearns Alt-A Trust
5.480% due 02/25/2034		77	77
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		100	101
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		184	184
CC Mortgage Funding Corp.
5.450% due 05/25/2048		400	400
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		32	32
Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017		30	30
6.455% due 05/15/2032		94	94
Countrywide Alternative Loan Trust
5.390% due 10/25/2046		192	192
5.500% due 02/20/2047		180	180
5.500% due 05/25/2047		184	184
6.029% due 02/25/2036		60	61
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047		81	81
5.400% due 02/25/2037		75	75
5.410% due 08/25/2037		600	600
First Union-Lehman Brothers-Bank of America
6.560% due 11/18/2035		1,057	1,062
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		174	174
5.400% due 01/25/2047		193	193
5.590% due 11/25/2045		247	247
GS Mortgage Securities Corp. II
5.410% due 03/06/2020		2,000	2,002
5.420% due 06/06/2020		19	19
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		68	68
5.510% due 01/19/2038		265	265
5.560% due 03/19/2037		292	293
HSI Asset Securitization Corp. Trust
5.380% due 05/25/2037 (a)		500	500
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		71	71
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		78	78
Lehman ABS Mortgage Loan Trust
5.410% due 06/25/2037		197	197
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		154	154
MASTR Adjustable Rate Mortgages Trust
5.430% due 05/25/2047		154	154
Merrill Lynch Floating Trust
5.390% due 06/15/2022		89	89
Residential Accredit Loans, Inc.
5.420% due 09/25/2046		79	79
5.620% due 08/25/2035		105	105
Sequoia Mortgage Trust
4.081% due 04/20/2035		565	555
Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036		357	357
5.420% due 09/25/2047		91	91
5.540% due 05/25/2036		424	425
Structured Asset Securities Corp.
5.329% due 10/25/2035		74	74
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036		46	46
5.430% due 01/25/2037		71	71
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		170	170
5.440% due 04/25/2036		100	100
5.440% due 08/25/2036		350	350
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		2,439	2,441
Washington Mutual, Inc.
5.610% due 08/25/2045		30	30
5.724% due 10/25/2046		183	184
5.759% due 01/25/2047		88	88
5.839% due 12/25/2046		84	84
6.029% due 02/25/2046		117	117
6.229% due 11/25/2042		74	74
6.529% due 09/25/2046		381	383

Total Mortgage-Backed Securities (Cost $13,835)			13,843

ASSET-BACKED SECURITIES 4.3%
Accredited Mortgage Loan Trust
5.480% due 09/25/2035		72	72
ACE Securities Corp.
5.370% due 08/25/2036		146	146
5.370% due 12/25/2036		75	75
5.390% due 12/25/2035		139	140
5.400% due 10/25/2036		147	147
5.410% due 06/25/2037		195	195
5.430% due 10/25/2035		146	147
American Express Credit Account Master Trust
5.430% due 09/15/2010		200	200
Americredit Prime Automobile Receivables Trust
5.322% due 06/09/2008		500	500
Argent Securities, Inc.
5.360% due 06/25/2036		27	27
5.370% due 09/25/2036		180	180
5.370% due 10/25/2036		342	342
5.390% due 04/25/2036		20	20
5.400% due 03/25/2036		103	103
Asset-Backed Funding Certificates
5.360% due 09/25/2036		283	283
5.380% due 10/25/2036		177	177
5.380% due 11/25/2036		71	71
5.380% due 01/25/2037		75	75
5.670% due 06/25/2034		411	412
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		57	57
5.370% due 12/25/2036		71	71
5.400% due 05/25/2037		194	194
Bank One Issuance Trust
5.430% due 02/15/2011		100	100
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		77	77
5.400% due 10/25/2036		82	82
5.410% due 04/25/2036		67	67
5.520% due 09/25/2034		406	406
Carrington Mortgage Loan Trust
5.360% due 05/25/2036		71	71
5.370% due 01/25/2037		82	82
5.640% due 10/25/2035		91	91
Chase Credit Card Master Trust
5.430% due 10/15/2010		100	100
5.430% due 02/15/2011		100	100
5.440% due 02/15/2010		100	100
Chase Issuance Trust
5.330% due 12/15/2010		100	100
5.340% due 02/15/2012		100	100
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010		400	392
5.456% due 01/15/2010		100	100
5.526% due 02/07/2010		200	200
Citibank Credit Card Master Trust I
6.050% due 01/15/2010		200	201
Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036		237	237
5.370% due 11/25/2036		62	62
5.380% due 05/25/2037		400	400
Countrywide Asset-Backed Certificates
5.370% due 01/25/2037		122	122
5.370% due 03/25/2037		139	139
5.370% due 05/25/2037		338	339
5.370% due 03/25/2047		255	255
5.380% due 03/25/2037		220	220
5.380% due 09/25/2046		47	47
5.390% due 07/25/2036		78	78
5.390% due 06/25/2037		87	87
5.400% due 06/25/2037		88	88
5.400% due 10/25/2037		196	196
5.430% due 10/25/2046		412	413
5.450% due 07/25/2036		59	59
5.480% due 02/25/2036		143	144
5.500% due 09/25/2036		200	200
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		82	82
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		162	162
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036		54	54
5.360% due 09/25/2036		147	147
5.360% due 01/25/2038		82	82
5.370% due 11/25/2036		655	655
5.370% due 12/25/2036		71	72
5.390% due 12/25/2037		77	77
5.410% due 01/25/2036		181	182
First NLC Trust
5.390% due 08/25/2037		700	700
First USA Credit Card Master Trust
5.480% due 04/18/2011		200	201
Fremont Home Loan Trust
5.370% due 10/25/2036		69	69
5.380% due 01/25/2037		83	83
5.390% due 02/25/2037		316	317
5.490% due 01/25/2036		65	65
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036		146	146
GS Auto Loan Trust
5.344% due 07/15/2008		500	500
GSAMP Trust
5.390% due 09/25/2036		173	173
5.390% due 10/25/2036		55	55
5.390% due 12/25/2036		82	83
5.430% due 11/25/2035		23	23
Harley-Davidson, Inc.
5.310% due 05/15/2008		172	172
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036		63	63
Home Equity Asset Trust
5.380% due 05/25/2037		88	88
5.430% due 02/25/2036		137	137
Home Equity Mortgage Trust
5.410% due 05/25/2036		12	12
5.430% due 02/25/2036		21	21
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007		25	25
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036		79	79
5.370% due 12/25/2036		335	336
Hyundai Auto Receivables Trust
5.348% due 11/15/2007		8	8
Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036		126	126
5.380% due 04/25/2037		79	79
5.400% due 07/25/2037		200	200
5.410% due 03/25/2036		224	224
5.450% due 04/25/2037		181	181
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		365	365
5.380% due 04/01/2037		289	289
5.390% due 03/25/2036		81	81
5.390% due 11/25/2036		65	65
5.400% due 08/25/2036		143	143
5.400% due 03/25/2037		192	192
5.430% due 08/25/2036		400	400
5.530% due 06/25/2035		45	45
Lehman XS Trust
5.390% due 05/25/2046		46	47
5.400% due 04/25/2046		286	286
5.400% due 08/25/2046		263	263
5.400% due 11/25/2046		387	387
5.410% due 05/25/2046		94	94
5.440% due 11/25/2036		253	253
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036		34	34
5.360% due 07/25/2036		105	105
5.360% due 11/25/2036		77	77
5.380% due 10/25/2036		148	148
5.380% due 05/25/2046		124	124
5.390% due 03/25/2036		169	169
5.400% due 02/25/2036		74	74
5.410% due 01/25/2036		173	173
5.600% due 10/25/2034		245	246
MASTR Asset-Backed Securities Trust
5.370% due 03/25/2036		130	130
5.380% due 10/25/2036		34	35
5.380% due 11/25/2036		82	82
5.400% due 01/25/2036		181	181
5.400% due 05/25/2037		194	195
5.470% due 11/25/2035		125	125
MBNA Credit Card Master Note Trust
5.440% due 08/16/2010		100	100
5.446% due 12/15/2009		200	200
Merrill Lynch First Franklin Mortgage Loan Trust
5.380% due 07/25/2037		300	300
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037		54	54
5.370% due 05/25/2037		391	391
5.380% due 10/25/2037		83	83
5.390% due 08/25/2036		325	325
5.390% due 02/25/2037		129	129
5.390% due 07/25/2037		235	235
5.400% due 09/25/2037		408	408
5.430% due 07/25/2036		234	234
Morgan Stanley ABS Capital I
5.360% due 06/25/2036		43	43
5.360% due 10/25/2036		74	74
5.370% due 09/25/2036		211	211
5.370% due 10/25/2036		75	75
5.370% due 11/25/2036		165	165
5.380% due 05/25/2037		391	391
5.390% due 02/25/2036		284	284
5.400% due 12/25/2035		8	8
5.440% due 02/25/2036		100	100
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		72	73
Nationstar Home Equity Loan Trust
5.380% due 06/25/2037		200	200
Nelnet Student Loan Trust
5.340% due 09/25/2012		78	79
New Century Home Equity Loan Trust
5.390% due 08/25/2036		217	217
5.500% due 05/25/2036		100	100
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		65	65
Nissan Auto Lease Trust
5.347% due 12/14/2007		3	3
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036		22	22
Option One Mortgage Loan Trust
5.370% due 07/25/2036		42	42
5.370% due 01/25/2037		82	82
5.420% due 11/25/2035		54	54
Popular ABS Mortgage Pass-Through Trust
5.410% due 06/25/2047		198	198
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		58	58
5.400% due 02/25/2036		94	94
5.400% due 10/25/2036		229	229
5.420% due 08/25/2046		67	67
Residential Asset Securities Corp.
5.360% due 06/25/2036		182	182
5.360% due 08/25/2036		227	227
5.390% due 02/25/2036		54	54
5.390% due 07/25/2036		308	308
5.390% due 11/25/2036		229	229
5.400% due 01/25/2036		108	108
5.400% due 10/25/2036		214	215
Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035		71	71
SACO I, Inc.
5.400% due 04/25/2036		3	3
Saxon Asset Securities Trust
5.380% due 11/25/2036		326	326
Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036		84	84
5.380% due 12/25/2036		178	178
5.400% due 11/25/2036		87	87
5.440% due 05/25/2037		2,800	2,800
SLC Student Loan Trust
5.313% due 02/15/2015		1,100	1,100
SLM Student Loan Trust
5.325% due 10/25/2012		178	178
5.325% due 07/25/2013		79	79
5.335% due 04/25/2012		104	104
5.335% due 04/25/2014		187	187
5.345% due 10/25/2016		200	200
5.345% due 07/25/2017		200	200
5.355% due 04/25/2017		4,200	4,200
5.505% due 01/25/2017		165	166
Soundview Home Equity Loan Trust
5.370% due 10/25/2036		297	297
5.380% due 11/25/2036		154	154
5.380% due 12/25/2036		64	64
5.390% due 05/25/2036		24	24
5.400% due 01/25/2037		72	72
5.400% due 06/25/2037		195	195
5.420% due 10/25/2036		53	53
5.430% due 11/25/2035		26	26
5.550% due 06/25/2035		18	18
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		57	57
5.365% due 11/25/2037		70	70
5.380% due 02/25/2037		41	41
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		56	56
Structured Asset Securities Corp.
4.900% due 04/25/2035		380	378
5.370% due 10/25/2036		370	370
5.400% due 11/25/2035		39	39
5.400% due 01/25/2037		82	82
Triad Auto Receivables Owner Trust
5.303% due 06/12/2008		166	166
USAA Auto Owner Trust
5.337% due 07/11/2008		270	270
Wachovia Auto Owner Trust
5.337% due 06/20/2008		400	400
5.340% due 07/18/2008		400	400
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		87	88
5.380% due 10/25/2036		84	84
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		82	82

Total Asset-Backed Securities (Cost $39,723)			39,741

SOVEREIGN ISSUES 3.7%
Banco Nacional de Desenvolvimento Economico e Social
5.840% due 06/16/2008		2,530	2,524
Banque Centrale de Tunisie
7.500% due 09/19/2007		2,120	2,136
Chile Government International Bond
5.755% due 01/28/2008		2,840	2,846
Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		100	101
Guatemala Government Bond
8.500% due 08/03/2007		1,100	1,106
Korea Development Bank
3.875% due 03/02/2009		460	448
4.250% due 11/13/2007		688	684
4.750% due 07/20/2009		100	99
5.475% due 10/31/2008		2,000	1,999
5.758% due 10/20/2009		5,192	5,229
Mexico Government International Bond
4.625% due 10/08/2008		200	198
6.055% due 01/13/2009		11,997	12,072
Panama Government International Bond
8.250% due 04/22/2008		600	610
Russia Government International Bond
8.250% due 03/31/2010		1,600	1,664
Ukraine Government International Bond
8.775% due 08/05/2009		2,200	2,337
Venezuela Government International Bond
6.312% due 12/18/2007		60	60

Total Sovereign Issues (Cost $34,082)			34,113

FOREIGN CURRENCY-DENOMINATED ISSUES 8.3%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	2,700	255
Aries Vermoegensverwaltungs GmbH
7.362% due 10/25/2007	EUR	500	691
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	4,400	3,679
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		44,440	22,133
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		1,000	864
10.000% due 01/01/2012		80,160	40,391
South Africa Government Bond
13.000% due 08/31/2010	ZAR	33,500	5,234
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	19,700	1,869
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	55,656	2,289

Total Foreign Currency-Denominated Issues (Cost $76,481)			77,405

SHORT-TERM INSTRUMENTS 64.2%
Certificates of Deposit 3.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$300	300
BNP Paribas
5.262% due 07/03/2008		700	700
5.262% due 05/28/2008		300	300
Calyon Financial, Inc.
5.340% due 01/16/2009		700	700
Fortis Bank NY
5.265% due 04/28/2008		100	100
HSBC Bank USA N.A.
5.426% due 07/28/2008		100	100
Nordea Bank Finland PLC
5.262% due 03/31/2008		100	100
5.308% due 05/28/2008		300	300
5.308% due 04/09/2009		800	801
Royal Bank of Canada
5.225% due 09/04/2007		21,800	21,587
5.267% due 06/30/2008		1,400	1,401
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		900	900
Skandinav Enskilda BK
5.270% due 08/21/2008		100	99
5.272% due 08/21/2008		200	200
5.300% due 02/04/2008		100	100
Societe Generale NY
5.271% due 06/30/2008		300	300
Unicredito Italiano NY
5.358% due 05/06/2008		300	300
5.360% due 05/29/2008		400	400

			28,688

Commercial Paper 61.0%
Abbey National N.A. LLC
5.200% due 09/14/2007		10,400	10,326
ANZ National International Ltd.
5.235% due 09/19/2007		21,800	21,645
ASB Finance Ltd.
5.235% due 09/20/2007		10,200	10,136
5.255% due 09/20/2007		2,600	2,569
Australia and New Zealand Banking Group Ltd.
5.245% due 09/19/2007		6,300	6,225
Bank of America Corp.
5.190% due 10/04/2007		100	99
5.205% due 10/04/2007		300	298
5.210% due 10/04/2007		10,100	10,027
5.215% due 10/04/2007		7,100	7,009
5.230% due 10/04/2007		1,800	1,790
5.245% due 10/04/2007		3,100	3,062
5.250% due 10/04/2007		700	690
Bank of Ireland
5.165% due 11/08/2007		6,400	6,278
5.230% due 11/08/2007		4,400	4,367
5.235% due 11/08/2007		10,800	10,783
Barclays U.S. Funding Corp.
5.230% due 09/26/2007		1,300	1,296
5.235% due 09/26/2007		6,800	6,765
5.240% due 09/26/2007		5,400	5,369
5.245% due 09/26/2007		12,000	11,878
5.250% due 09/26/2007		2,700	2,665
BNP Paribas Finance, Inc.
5.330% due 10/23/2007		26,900	26,900
Caisse d’Amortissement de la Dette Sociale
5.230% due 08/10/2007		17,300	17,202
CBA (de) Finance
5.225% due 09/28/2007		13,000	12,959
5.260% due 09/28/2007		2,400	2,372
Danske Corp.
5.205% due 10/12/2007		3,600	3,561
5.235% due 10/12/2007		1,600	1,584
Dexia Delaware LLC
5.225% due 09/21/2007		22,900	22,794
5.240% due 09/21/2007		2,800	2,779
5.245% due 09/21/2007		1,600	1,580
Fortis Funding LLC
5.240% due 09/05/2007		1,700	1,683
5.255% due 09/05/2007		1,800	1,796
5.275% due 09/05/2007		21,700	21,633
Freddie Mac
4.800% due 07/02/2007		25,800	25,800
General Electric Capital Corp.
5.170% due 11/06/2007		6,300	6,181
HBOS Treasury Services PLC
5.225% due 11/13/2007		11,800	11,747
5.230% due 11/13/2007		3,900	3,876
5.235% due 11/13/2007		5,100	5,060
5.250% due 09/21/2007		4,200	4,149
Intesa Funding LLC
5.240% due 09/05/2007		23,200	22,970
Natixis S.A.
5.230% due 09/21/2007		6,800	6,779
5.240% due 09/21/2007		18,600	18,517
Rabobank USA Financial Corp.
5.330% due 07/26/2007		25,800	25,800
Santander Hispano Finance Delaware
5.250% due 09/26/2007		15,100	14,904
Societe Generale NY
5.180% due 11/26/2007		4,400	4,305
5.210% due 11/26/2007		2,300	2,257
5.225% due 11/26/2007		7,500	7,469
5.226% due 11/26/2007		1,100	1,095
5.245% due 11/26/2007		900	889
5.246% due 11/26/2007		1,800	1,779
5.250% due 11/26/2007		100	99
Stadshypoket Delaware, Inc.
5.205% due 09/11/2007		13,000	12,906
5.230% due 09/11/2007		10,100	10,024
Svenska Handelsbanken, Inc.
5.200% due 10/09/2007		2,500	2,482
5.203% due 10/09/2007		300	298
5.230% due 10/09/2007		11,100	11,084
Swedbank AB
5.205% due 09/06/2007		11,800	11,725
5.225% due 09/06/2007		7,200	7,161
5.240% due 09/06/2007		5,000	4,977
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		25,800	25,800
UBS Finance Delaware LLC
5.185% due 10/23/2007		2,700	2,699
5.200% due 10/23/2007		100	98
5.215% due 10/23/2007		4,300	4,250
5.225% due 10/23/2007		1,000	998
5.230% due 10/23/2007		8,300	8,269
5.235% due 10/23/2007		700	693
5.240% due 10/23/2007		8,100	7,994
5.245% due 10/23/2007		3,100	3,065
Unicredito Italiano SpA
5.185% due 01/22/2008		6,400	6,260
5.200% due 01/22/2008		15,400	15,134
5.235% due 01/22/2008		700	694
Westpac Banking Corp.
5.165% due 11/05/2007		4,500	4,416
5.170% due 11/05/2007		3,600	3,544
5.200% due 11/05/2007		10,200	10,153
5.230% due 11/05/2007		500	498
5.240% due 11/05/2007		4,200	4,150
Westpac Trust Securities NZ Ltd.
5.240% due 10/19/2007		4,300	4,269
5.260% due 10/19/2007		800	790

			568,227

Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007		565	565

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $577. Repurchase proceeds are $565.)
Egypt Treasury Bills 0.0%
9.690% due 02/05/2008	EGP	3,000	506

Total Short-Term Instruments (Cost $598,065)			597,986

Total Investments (b) 102.0%			$949,914
(Cost $948,972)
Other Assets and Liabilities (Net) (2.0%)			(18,693)

Net Assets 100.0%			$931,221

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $25,585 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Receive	12.290%	01/02/2009	BRL	2,500	$(24)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		700	23
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		1,500	17
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		4,900	137
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	(15)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	(15)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	2,550	11
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		2,550	11
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		58,000	(35)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		7,700	6
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		4,000	41

							$157

(d) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	9,596	05/2008	$0	$(5)	$(5)
Buy	BRL	77,494	10/2007	1,581	(42)	1,539
Sell		4,174	10/2007	0	(138)	(138)
Buy		51,772	03/2008	1,665	0	1,665
Buy	CLP	13,728,066	11/2007	205	(167)	38
Buy		3,593,536	03/2008	4	(6)	(2)
Buy	CNY	55,184	07/2007	118	0	118
Sell		55,184	07/2007	2	(18)	(16)
Buy		5,327	12/2007	1	0	1
Buy		61,822	01/2008	4	(10)	(6)
Buy		112,532	03/2009	3	(113)	(110)
Buy	COP	50,786,054	03/2008	1,527	(27)	1,500
Buy	CZK	291,915	07/2007	1	(207)	(206)
Sell		267,282	07/2007	0	(46)	(46)
Buy		345,545	09/2007	0	(306)	(306)
Buy		1,036,295	03/2008	83	(814)	(731)
Sell	EUR	532	07/2007	0	(7)	(7)
Buy	HKD	96,567	07/2007	1	(1)	0
Sell		96,567	07/2007	6	0	6
Buy		96,567	08/2007	0	(6)	(6)
Buy	HUF	3,763,271	11/2007	113	(80)	33
Buy	IDR	75,762,145	07/2007	152	0	152
Sell		46,468,350	07/2007	0	(48)	(48)
Buy		169,408,330	08/2007	132	(183)	(51)
Buy		49,169,145	10/2007	44	0	44
Buy	ILS	70,104	12/2007	0	(469)	(469)
Buy	INR	218,358	10/2007	313	0	313
Buy		737,685	11/2007	197	(9)	188
Buy	JPY	88,611	07/2007	0	(10)	(10)
Buy	KRW	5,157,524	07/2007	30	0	30
Buy		11,995,810	09/2007	143	0	143
Buy		19,465,370	11/2007	56	(2)	54
Sell		18,682,980	11/2007	0	(92)	(92)
Buy	KWD	752	05/2008	5	(4)	1
Buy	KZT	63,830	07/2007	4	0	4
Buy		12,630	11/2007	0	(2)	(2)
Buy	MXN	298,324	09/2007	439	(9)	430
Buy		760,433	03/2008	933	(67)	866
Buy	MYR	20,915	07/2007	98	0	98
Sell		20,915	07/2007	0	(15)	(15)
Buy		41,480	09/2007	50	(74)	(24)
Buy		14,682	10/2007	1	0	1
Buy		25,055	05/2008	12	(138)	(126)
Buy	PHP	902,817	08/2007	669	0	669
Sell		241,350	08/2007	0	(212)	(212)
Buy		227,139	11/2007	4	(72)	(68)
Buy	PLN	125,061	09/2007	757	(11)	746
Buy		167,538	03/2008	641	(330)	311
Buy	RON	44,360	07/2007	1,549	0	1,549
Sell		41,420	07/2007	0	(373)	(373)
Buy		61,762	01/2008	312	(17)	295
Buy	RUB	24,061	08/2007	33	0	33
Buy		9,322	09/2007	7	0	7
Buy		359	11/2007	0	0	0
Buy		285,217	12/2007	289	0	289
Sell		111,468	12/2007	0	(149)	(149)
Buy		879,556	01/2008	278	0	278
Buy	SAR	9,811	05/2008	0	0	0
Buy	SGD	23,408	07/2007	11	(46)	(35)
Buy		34,607	09/2007	0	(232)	(232)
Buy		43,635	10/2007	68	(234)	(166)
Buy		72,380	11/2007	45	(467)	(422)
Buy	SKK	15,849	07/2007	18	0	18
Sell		15,849	07/2007	0	(8)	(8)
Buy		22,072	11/2007	0	(7)	(7)
Buy		780,814	03/2008	99	(197)	(98)
Buy	TRY	7,759	07/2007	791	0	791
Buy		62,439	03/2008	1,919	0	1,919
Buy	TWD	368,837	07/2007	58	0	58
Buy		368,837	08/2007	0	(39)	(39)
Buy	ZAR	221,147	09/2007	537	(8)	529
Buy		88,096	03/2008	4	(172)	(168)

				$16,012	$(5,689)	$10,323

See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
ARGENTINA 0.4%
Argentina Bonos
5.475% due 08/03/2012		$10,290	$7,525

Total Argentina (Cost $7,287)			7,525

BRAZIL 19.4%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	5,800	4,849
6.000% due 08/15/2024		60,000	51,163
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		260,840	129,947
Brazilian Government International Bond
7.125% due 01/20/2037		$10	11
8.250% due 01/20/2034		7,320	9,007
8.750% due 02/04/2025		2,500	3,100
10.250% due 01/10/2028	BRL	84,000	48,554
12.750% due 01/15/2020		$150	233
Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045	BRL	2,000	1,729
10.000% due 01/01/2012		250,200	126,070
Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		$2,100	2,163
CSN Islands VII Corp.
10.750% due 09/12/2008		2,025	2,131
Embraer Overseas Ltd.
6.375% due 01/24/2017		1,200	1,179
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		1,300	1,333
8.800% due 01/30/2017		1,500	1,609
Vale Overseas Ltd.
6.250% due 01/11/2016		4,000	3,987
6.250% due 01/23/2017		2,200	2,193
6.875% due 11/21/2036		8,500	8,565

Total Brazil (Cost $398,061)			397,823

CAYMAN ISLANDS 0.0%
Petrobras International Finance Co.
6.125% due 10/06/2016		$650	640

Total Cayman Islands (Cost $629)			640

CHILE 0.5%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,440
CODELCO, Inc.
5.625% due 09/21/2035		2,700	2,501
6.150% due 10/24/2036		6,200	6,092

Total Chile (Cost $10,549)			10,033

CHINA 0.1%
China Development Bank
5.000% due 10/15/2015		$500	478
Citic Resources Finance Ltd.
6.750% due 05/15/2014		600	581

Total China (Cost $1,093)			1,059

COLOMBIA 1.5%
Colombia Government International Bond
7.375% due 01/27/2017		$7,400	8,040
7.375% due 09/18/2037		2,600	2,892
8.250% due 12/22/2014		15,100	16,965
10.000% due 01/23/2012		920	1,065
10.375% due 01/28/2033		635	940
10.750% due 01/15/2013		1,220	1,496

Total Colombia (Cost $30,966)			31,398

EGYPT 0.0%
Petroleum Export Ltd.
5.265% due 06/15/2011		$829	809

Total Egypt (Cost $829)			809

EL SALVADOR 0.2%
AES El Salvador Trust
6.750% due 02/01/2016		$4,250	4,226
El Salvador Government International Bond
8.500% due 07/25/2011		125	139

Total El Salvador (Cost $4,368)			4,365

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013		$4,717	5,432

Total Guatemala (Cost $4,791)			5,432

INDIA 0.2%
ICICI Bank Ltd.
5.750% due 01/12/2012		$3,200	3,146

Total India (Cost $3,194)			3,146

KAZAKHSTAN 0.6%
ATF Bank JSC
9.000% due 05/11/2016		$400	426
HSBK Europe BV
7.750% due 05/13/2013		350	359
Intergas Finance BV
6.375% due 05/14/2017		4,000	3,840
6.875% due 11/04/2011		500	509
Kazkommerts International BV
8.500% due 04/16/2013		950	972
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		6,450	6,338

Total Kazakhstan (Cost $12,761)			12,444

MALAYSIA 0.6%
Petroliam Nasional Bhd.
7.750% due 08/15/2015		$8,422	9,541
TNB Capital L Ltd.
5.250% due 05/05/2015		3,200	3,094

Total Malaysia (Cost $12,833)			12,635

MEXICO 5.0%
America Movil SAB de C.V.
5.460% due 06/27/2008		$6,300	6,301
5.500% due 03/01/2014		5,000	4,912
5.750% due 01/15/2015		5,900	5,850
8.460% due 12/18/2036	MXN	10,900	1,029
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$3,280	3,292
C5 Capital SPV Ltd.
6.196% due 12/01/2049		400	398
C8 Capital SPV Ltd.
6.640% due 12/31/2049		600	591
C10 Capital SPV Ltd.
6.722% due 12/18/2049		2,000	1,955
6.722% due 12/31/2049		3,100	3,026
Cablemas S.A. de C.V.
9.375% due 11/15/2015		5,000	5,550
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		10,300	10,712
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		1,000	1,075
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		500	528
Mexico Government International Bond
5.625% due 01/15/2017		686	673
7.500% due 04/08/2033		5,310	6,168
11.500% due 05/15/2026		3,000	4,792
Pemex Project Funding Master Trust
5.750% due 12/15/2015		6,500	6,385
6.125% due 08/15/2008		125	126
6.625% due 06/15/2035		400	407
7.875% due 02/01/2009		550	569
8.000% due 11/15/2011		8,855	9,630
8.625% due 02/01/2022		9,128	11,272
9.125% due 10/13/2010		410	452
9.250% due 03/30/2018		5,955	7,429
9.500% due 09/15/2027		6,065	8,160
Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	10,000	949
Vitro S.A. de C.V.
8.625% due 02/01/2012		$700	714
9.125% due 02/01/2017		200	206

Total Mexico (Cost $102,691)			103,151

MOROCCO 0.0%
Kingdom of Morocco
6.375% due 01/01/2009		$198	199

Total Morocco (Cost $194)			199

PAKISTAN 0.2%
Pakistan Government International Bond
7.125% due 03/31/2016		$4,750	4,731

Total Pakistan (Cost $4,691)			4,731

PANAMA 1.4%
Panama Government International Bond
6.700% due 01/26/2036		$23,342	23,926
7.125% due 01/29/2026		1,900	2,033
8.875% due 09/30/2027		500	631
9.625% due 02/08/2011		1,179	1,326

Total Panama (Cost $27,475)			27,916

PERU 0.5%
Peru Government International Bond
6.550% due 03/14/2037		$734	739
8.375% due 05/03/2016		6,421	7,497
Southern Copper Corp.
7.500% due 07/27/2035		2,800	3,013

Total Peru (Cost $10,934)			11,249

POLAND 0.9%
Poland Government International Bond
5.750% due 09/23/2022	PLN	48,900	17,786

Total Poland (Cost $17,719)			17,786

RUSSIA 3.3%
Gaz Capital for Gazprom
6.212% due 11/22/2016		$3,200	3,125
6.510% due 03/07/2022		5,000	5,002
8.625% due 04/28/2034		5,100	6,379
Gazprom International S.A.
7.201% due 02/01/2020		10,158	10,505
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		1,000	1,031
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		1,050	1,219
RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		13,080	12,835
7.175% due 05/16/2013		2,050	2,140
Russia Government International Bond
7.500% due 03/31/2030		199	220
11.000% due 07/24/2018		800	1,115
12.750% due 06/24/2028		1,600	2,823
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,073
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	980
6.625% due 03/20/2017		4,400	4,274
7.500% due 07/18/2016		3,900	4,031
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	5,322
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		5,000	5,011
6.110% due 09/21/2007		50	50

Total Russia (Cost $67,515)			67,135

SOUTH AFRICA 0.7%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	10,052	13,726
5.875% due 05/30/2022		$1,680	1,646

Total South Africa (Cost $13,609)			15,372

TRINIDAD AND TOBAGO 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$3,300	3,220

Total Trinidad And Tobago (Cost $3,286)			3,220

TUNISIA 0.5%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	450	605
7.375% due 04/25/2012		$2,114	2,266
7.500% due 08/06/2009	EUR	1,869	2,656
8.250% due 09/19/2027		$4,000	4,783

Total Tunisia (Cost $7,978)			10,310

UKRAINE 1.0%
Colvis Finance
8.000% due 02/02/2009		$2,500	2,548
Ukraine Government International Bond
7.650% due 06/11/2013		4,488	4,761
8.775% due 08/05/2009		11,895	12,637

Total Ukraine (Cost $19,802)			19,946

UNITED STATES 0.4%
Corporate Bonds & Notes 0.2%
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		$100	106
8.375% due 04/01/2017		104	111
Pemex Project Funding Master Trust
6.660% due 06/15/2010		3,000	3,086

			3,303

U.S. Government Agencies 0.2%
Fannie Mae
5.500% due 02/01/2036 - 07/01/2037		5,133	4,954

			4,954

Total United States (Cost $8,240)			8,257

URUGUAY 0.9%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	98,436	4,049
7.500% due 03/15/2015		$4,000	4,300
7.625% due 03/21/2036		1,900	2,090
8.000% due 11/18/2022		7,374	8,222

Total Uruguay (Cost $18,267)			18,661

VENEZUELA 2.3%
Venezuela Government International Bond
5.375% due 08/07/2010		$7,250	6,851
6.000% due 12/09/2020		8,250	6,695
6.355% due 04/20/2011		3,600	3,501
7.650% due 04/21/2025		11,550	10,597
8.500% due 10/08/2014		5,200	5,278
9.375% due 01/13/2034		10,700	11,181
10.750% due 09/19/2013		2,910	3,239

	Shares
Venezuela Government International Bond Rights
0.000% due 04/15/2020		5,000	193

Total Venezuela (Cost $49,958)			47,535

	Principal Amount (000s)
VIETNAM 0.0%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$600	626

Total Vietnam (Cost $591)			626

SHORT-TERM INSTRUMENTS 62.6%
Commercial Paper 62.1%
ASB Finance Ltd.
5.255% due 09/20/2007		23,300	23,018
Australia and New Zealand Banking Group Ltd.
5.245% due 09/19/2007		40,400	39,918
Bank of America Corp.
5.200% due 10/04/2007		27,600	27,512
5.205% due 10/04/2007		1,600	1,587
5.215% due 10/04/2007		1,100	1,086
5.245% due 10/04/2007		14,500	14,322
5.250% due 10/04/2007		11,300	11,144
5.260% due 10/04/2007		6,000	5,915
Barclays U.S. Funding Corp.
5.235% due 09/26/2007		44,300	43,978
5.245% due 09/26/2007		18,000	17,770
BNP Paribas Finance, Inc.
5.330% due 10/23/2007		97,100	97,100
CBA (de) Finance
5.225% due 09/28/2007		26,250	26,166
5.260% due 09/28/2007		12,240	12,097
Danske Corp.
5.205% due 10/12/2007		19,200	18,993
5.210% due 10/12/2007		7,100	7,050
5.235% due 10/12/2007		15,600	15,445
Dexia Delaware LLC
5.240% due 09/21/2007		58,500	57,912
DnB NORBank ASA
5.350% due 10/12/2007		49,603	49,603
Fortis Funding LLC
5.240% due 09/05/2007		15,100	14,950
5.255% due 09/05/2007		2,800	2,794
5.275% due 09/05/2007		43,600	43,457
Freddie Mac
4.800% due 07/02/2007		80,700	80,700
HBOS Treasury Services PLC
5.250% due 09/21/2007		5,200	5,137
5.250% due 11/13/2007		87,600	86,666
Intesa Funding LLC
5.240% due 09/05/2007		37,900	37,524
5.320% due 09/05/2007		20,500	20,488
Natixis S.A.
5.240% due 09/21/2007		37,800	37,415
5.250% due 09/21/2007		11,500	11,411
Rabobank USA Financial Corp.
5.330% due 07/26/2007		56,200	56,200
San Paolo IMI U.S. Financial Co.
5.300% due 08/08/2007		1,300	1,293
Santander Hispano Finance Delaware
5.250% due 09/26/2007		55,000	54,287
Societe Generale NY
5.210% due 11/26/2007		24,600	24,140
5.225% due 11/26/2007		17,200	16,945
5.240% due 11/26/2007		2,500	2,471
5.245% due 11/26/2007		21,900	21,619
5.250% due 11/26/2007		600	593
5.260% due 11/26/2007		3,200	3,158
Statens Bostadsfin Bank
5.270% due 09/14/2007		14,600	14,476
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		56,200	56,200
UBS Finance Delaware LLC
5.230% due 10/23/2007		45,100	44,858
5.240% due 10/23/2007		12,500	12,327
5.245% due 10/23/2007		4,200	4,153
Unicredito Italiano SpA
5.250% due 01/22/2008		60,800	59,995
Westpac Trust Securities NZ Ltd.
5.250% due 10/19/2007		15,000	14,778
5.260% due 10/19/2007		77,400	76,464

			1,275,115

Tri-Party Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007		5,673	5,673

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 5.400% due 09/18/2008 valued at $5,789. Repurchase proceeds are $5,675.)
U.S. Treasury Bills 0.2%
4.555% due 09/13/2007 (a)(b)(c)		5,215	5,157

Total Short-Term Instruments (Cost $1,286,235)			1,285,945

Purchased Options (e) 0.1% (Cost $6,876)			2,530
Total Investments 103.8% (Cost $2,133,422)			$2,131,878
Written Options (f) (0.1%) (Premiums $6,551)			(2,816)
Other Assets and Liabilities (Net) (3.7%)			(75,546)

Net Assets 100.0%			$2,053,516

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $989 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) Securities with an aggregate market value of $1,300 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,063	$(434)
90-Day Eurodollar December Futures	Long	12/2008	32	(11)

				$(445)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%	11/20/2008	$1,700	$9
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	11,000	286
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	4,000	129
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011	4,000	131
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%	09/20/2011	500	15
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	6,500	319
Citibank N.A.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.790%	07/20/2011	300	5
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	1,350	31
Citibank N.A.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.800%	11/15/2013	9,500	1,190
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	7,000	277
Credit Suisse First Boston	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	772
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.580%	06/20/2016	5,000	254
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	10,000	132
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.900%	11/20/2011	25,000	369
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%	12/20/2011	800	18
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	4,000	35
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.690%	05/20/2012	6,000	(5)
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%	06/20/2012	15,000	(68)
Goldman Sachs & Co.	Brazilian Government International Bond 14.500% due 10/15/2009	Sell	27.750%	11/04/2007	3,650	519
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	571
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%	04/20/2011	31,000	593
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%	09/20/2011	5,250	227
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	2,362
JPMorgan Chase & Co.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.320%	01/21/2014	10,700	1,157
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%	04/20/2016	10,000	477
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	11,150	421
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	2,100	14
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%)	03/20/2008	5,000	(135)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%)	09/20/2008	5,000	(164)
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	2,700	75
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	07/20/2011	672	11
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011	8,000	179
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.430%	05/20/2012	2,000	(2)
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%	05/20/2012	5,000	28
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%	08/20/2012	4,700	259
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	2,230	151
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	6,025	224
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.690%	03/20/2016	20,000	144
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%	04/20/2016	2,800	123
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	4,500	170
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%	05/20/2017	2,000	9
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	1,000	16
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.740%	11/18/2013	10,000	1,218
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%	01/21/2014	1,350	145
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	1,000	21
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	600	17
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	2,000	52
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%	04/20/2012	1,000	15
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.390%	05/20/2016	20,500	798
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	5,000	197
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	1,000	25
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.270%	12/20/2011	10,000	124
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	8,900	201
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	1,000	26
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	4,700	249
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	600	33
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	4,500	275
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	6,500	108
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	2,000	24
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	600	11

						$14,867

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	10.150%	01/02/2012	BRL	825,000	$(889)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		2,800	93
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.290%	01/04/2010		21,900	248
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		21,300	652
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		9,900	187
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012		259,000	(1,235)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	5,700	24
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		5,700	24
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		376,100	870
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		52,250	266
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		4,254,000	1
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		50,000	245
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		840,000	(993)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		37,100	30
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.850%	09/21/2016		80,000	376
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		28,000	74
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		38,000	398

							$371

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$111.000	08/24/2007	10	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,286,000	$6,876	$2,530

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$559,000	$6,551	$2,816

(g) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	30,174	05/2008	$0	$(18)	$(18)
Buy	BRL	39,310	07/2007	367	0	367
Sell		39,310	07/2007	227	0	227
Buy		86,901	10/2007	129	(358)	(229)
Sell		248,115	10/2007	885	0	885
Buy		62,323	03/2008	652	(252)	400
Buy	CLP	344,624	11/2007	23	0	23
Buy		873,543	03/2008	0	(4)	(4)
Buy	CNY	23,884	09/2007	67	0	67
Buy		776	12/2007	0	0	0
Buy		7,770	01/2008	0	(7)	(7)
Buy	COP	180,720	03/2008	9	0	9
Buy	CZK	4,091	03/2008	0	(4)	(4)
Sell	EUR	10,968	07/2007	0	(144)	(144)
Buy	HKD	156	07/2007	0	0	0
Sell		1,262	07/2007	0	0	0
Buy		156	08/2007	0	0	0
Buy	IDR	7,523,107	07/2007	6	0	6
Buy		7,523,107	10/2007	7	0	7
Buy	ILS	465	12/2007	0	(1)	(1)
Buy	INR	1,266	08/2007	1	0	1
Buy		4,005	11/2007	2	0	2
Buy	KRW	67,988,630	07/2007	390	0	390
Buy		1,041,009	08/2007	0	0	0
Buy		79,669,662	09/2007	481	0	481
Sell		3,173,300	09/2007	0	(7)	(7)
Buy		3,826,276	11/2007	26	0	26
Buy	KWD	2,354	05/2008	0	(34)	(34)
Buy	MXN	1,040,128	09/2007	237	(112)	125
Buy		775,717	03/2008	483	(126)	357
Buy	MYR	2,928	07/2007	2	0	2
Sell		2,928	07/2007	0	(2)	(2)
Buy		2,928	10/2007	0	0	0
Buy	PLN	423,584	09/2007	2,678	(1)	2,677
Sell		67,039	09/2007	0	(652)	(652)
Buy		24,787	03/2008	272	(15)	257
Buy	RUB	330,033	09/2007	244	0	244
Buy		40,784	11/2007	55	0	55
Buy		122,711	12/2007	102	0	102
Buy		3,757,101	01/2008	850	0	850
Buy	SAR	30,855	05/2008	0	(2)	(2)
Buy	SGD	164,938	07/2007	239	(118)	121
Sell		99,576	07/2007	0	(384)	(384)
Buy		77,519	08/2007	233	(39)	194
Buy		164,613	10/2007	536	(5)	531
Buy		607	11/2007	0	(4)	(4)
Buy	SKK	5,396	03/2008	1	0	1
Buy	ZAR	22,489	09/2007	5	(8)	(3)

				$9,209	$(2,297)	$6,912

See accompanying notes

Schedule of Investments

High Yield Portfolio

June 30, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 8.6%
Community Health Corp.
4.000% due 07/02/2014		$47	$47
5.000% due 07/02/2014		704	705
7.000% due 04/10/2008		2,000	1,995
Ford Motor Co.
8.360% due 11/29/2013		1,990	2,000
General Motors Acceptance Corp.
7.725% due 11/17/2013		1,496	1,508
Georgia-Pacific Corp.
7.090% due 12/20/2012		1,500	1,505
Harrah's Entertainment, Inc.
7.500% due 03/09/2008		2,000	1,990
Hawaiian Telcom Communications, Inc.
7.610% due 06/01/2014		2,000	1,998
HCA, Inc.
7.600% due 11/14/2013		1,995	2,006
Headwaters, Inc.
7.360% due 04/30/2011		426	427
Lear Corp.
8.000% due 06/27/2014		500	496
Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012		2,975	2,986
Roundy's Supermarket, Inc.
8.110% due 11/01/2011		980	989
SLM Corp.
6.000% due 06/30/2008		1,600	1,592
Thompson Learning, Inc.
5.000% due 06/27/2014		1,300	1,285
Tribune Co.
7.875% due 05/30/2009		350	351
8.375% due 05/30/2014		600	587
VWR International, Inc.
7.000% due 05/30/2008		1,200	1,201
Wind Acquisition Finance S.A.
12.609% due 12/21/2011		310	312

Total Bank Loan Obligations (Cost $23,939)			23,980

CORPORATE BONDS & NOTES 77.6%
Banking & Finance 11.2%
AES Red Oak LLC
8.540% due 11/30/2019		724	793
9.200% due 11/30/2029		1,000	1,185
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012		296	312
Ferrellgas Escrow LLC
6.750% due 05/01/2014		500	476
Ford Motor Credit Co.
7.800% due 06/01/2012		10,016	9,781
Forest City Enterprises, Inc.
7.625% due 06/01/2015		425	430
General Motors Acceptance Corp.
8.000% due 11/01/2031		2,350	2,410
GMAC LLC
6.625% due 05/15/2012		2,500	2,417
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		1,200	1,248
K&F Acquisition, Inc.
7.750% due 11/15/2014		360	383
Mirage Resorts, Inc.
7.250% due 08/01/2017		2,575	2,536
NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025		650	660
Petroplus Finance Ltd.
6.750% due 05/01/2014		175	169
7.000% due 05/01/2017		175	169
Rotech Healthcare, Inc.
9.500% due 04/01/2012		2,245	2,133
Tenneco, Inc.
8.625% due 11/15/2014		2,560	2,650
Universal City Florida Holding Co. I
10.106% due 05/01/2010		50	51
Ventas Realty LP
6.750% due 04/01/2017		1,000	992
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,950	2,247

			31,042

Industrials 53.4%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		1,150	1,104
Actuant Corp.
6.875% due 06/15/2017		600	597
Albertson's, Inc.
7.450% due 08/01/2029		300	294
7.750% due 06/15/2026		1,000	1,014
Allied Waste North America, Inc.
7.250% due 03/15/2015		3,000	2,985
AmeriGas Partners LP
7.125% due 05/20/2016		2,050	2,024
Aramark Corp.
8.500% due 02/01/2015		1,800	1,840
Arco Chemical Co.
10.250% due 11/01/2010		225	244
ArvinMeritor, Inc.
8.125% due 09/15/2015		2,750	2,678
Berry Plastics Holding Corp.
8.875% due 09/15/2014		800	814
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		3,050	3,103
Bowater Canada Finance
7.950% due 11/15/2011		390	369
Buhrmann U.S., Inc.
8.250% due 07/01/2014		900	909
CanWest Media, Inc.
8.000% due 09/15/2012		580	579
Cascades, Inc.
7.250% due 02/15/2013		1,260	1,232
CCO Holdings LLC
8.750% due 11/15/2013		1,685	1,723
Celestica, Inc.
7.625% due 07/01/2013		750	705
7.875% due 07/01/2011		850	829
Chart Industries, Inc.
9.125% due 10/15/2015		1,075	1,134
Chemtura Corp.
6.875% due 06/01/2016		1,300	1,235
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		1,400	1,407
7.750% due 05/15/2017		150	153
Corrections Corp. of America
7.500% due 05/01/2011		500	509
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		775	787
7.750% due 11/15/2015		750	757
CSC Holdings, Inc.
6.750% due 04/15/2012		600	573
7.625% due 04/01/2011		1,675	1,671
DaVita, Inc.
7.250% due 03/15/2015		850	844
Delhaize America, Inc.
8.050% due 04/15/2027		600	629
9.000% due 04/15/2031		924	1,121
Dex Media West LLC
8.500% due 08/15/2010		25	26
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		574	579
Dynegy Holdings, Inc.
7.125% due 05/15/2018		4,253	3,806
7.500% due 06/01/2015		2,700	2,555
8.375% due 05/01/2016		1,200	1,179
EchoStar DBS Corp.
7.125% due 02/01/2016		3,000	2,947
El Paso Corp.
7.000% due 06/15/2017		1,325	1,317
7.420% due 02/15/2037		4,375	4,238
7.800% due 08/01/2031		1,000	1,018
8.050% due 10/15/2030		1,300	1,372
Equistar Chemicals LP
10.125% due 09/01/2008		2,000	2,090
Ferrellgas Partners LP
8.750% due 06/15/2012		2,095	2,168
Ford Motor Co.
7.450% due 07/16/2031		1,500	1,206
Forest Oil Corp.
7.250% due 06/15/2019		850	829
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		875	925
8.375% due 04/01/2017		3,825	4,093
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		2,000	1,920
9.235% due 12/15/2014		1,000	970
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		900	936
Gaylord Entertainment Co.
8.000% due 11/15/2013		800	815
General Motors Corp.
8.250% due 07/15/2023		3,175	2,909
Georgia-Pacific Corp.
7.000% due 01/15/2015		250	242
7.125% due 01/15/2017		2,250	2,171
8.000% due 01/15/2024		1,650	1,609
Goodyear Tire & Rubber Co.
8.625% due 12/01/2011		1,002	1,060
Hanover Compressor Co.
8.625% due 12/15/2010		120	124
Hanover Equipment Trust
8.500% due 09/01/2008		438	438
HCA, Inc.
7.190% due 11/15/2015		350	317
7.690% due 06/15/2025		900	787
9.250% due 11/15/2016		5,800	6,192
Health Management Associates, Inc.
6.125% due 04/15/2016		1,000	946
Herbst Gaming, Inc.
7.000% due 11/15/2014		950	895
Hertz Corp.
8.875% due 01/01/2014		2,400	2,514
Horizon Lines LLC
9.000% due 11/01/2012		300	319
Idearc, Inc.
8.000% due 11/15/2016		3,270	3,319
Ineos Group Holdings PLC
8.500% due 02/15/2016		850	835
Intelsat Bermuda Ltd.
9.250% due 06/15/2016		2,485	2,653
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		50	51
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		100	100
JET Equipment Trust
7.630% due 08/15/2012 (a)		218	161
10.000% due 06/15/2012 (a)		394	410
L-3 Communications Corp.
7.625% due 06/15/2012		1,000	1,029
Legrand France
8.500% due 02/15/2025		670	786
Lyondell Chemical Co.
6.875% due 06/15/2017		250	242
8.250% due 09/15/2016		1,200	1,260
Mariner Energy, Inc.
8.000% due 05/15/2017		1,000	997
MGM Mirage
7.500% due 06/01/2016		1,825	1,741
Nalco Co.
8.875% due 11/15/2013		650	678
Nortel Networks Ltd.
10.125% due 07/15/2013		2,680	2,888
Novelis, Inc.
7.250% due 02/15/2015		710	732
OPTI Canada, Inc.
8.250% due 12/15/2014		800	816
Peabody Energy Corp.
7.375% due 11/01/2016		450	461
Pilgrim's Pride Corp.
7.625% due 05/01/2015		2,000	2,005
Plains Exploration & Production Co.
7.000% due 03/15/2017		150	143
7.750% due 06/15/2015		1,000	998
PQ Corp.
7.500% due 02/15/2013		900	958
Primedia, Inc.
8.875% due 05/15/2011		1,220	1,260
Range Resources Corp.
7.500% due 05/15/2016		2,100	2,137
Reynolds American, Inc.
7.250% due 06/15/2037		300	309
7.750% due 06/01/2018		2,335	2,503
RH Donnelley Corp.
6.875% due 01/15/2013		175	167
8.875% due 01/15/2016		3,000	3,135
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		300	303
Roseton
7.270% due 11/08/2010		1,055	1,068
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		1,000	984
Sanmina-SCI Corp.
8.125% due 03/01/2016		675	631
SemGroup LP
8.750% due 11/15/2015		1,840	1,858
Sensata Technologies BV
8.000% due 05/01/2014		1,925	1,867
Service Corp. International
7.625% due 10/01/2018		925	941
Smurfit Capital Funding PLC
7.500% due 11/20/2025		450	456
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	201
9.625% due 10/01/2012		586	617
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017		2,550	2,486
Station Casinos, Inc.
7.750% due 08/15/2016		1,000	995
Suburban Propane Partners LP
6.875% due 12/15/2013		1,000	970
Sungard Data Systems, Inc.
9.125% due 08/15/2013		500	514
Superior Essex Communications LLC
9.000% due 04/15/2012		700	718
Tenet Healthcare Corp.
7.375% due 02/01/2013		850	772
9.875% due 07/01/2014		175	174
TransDigm, Inc.
7.750% due 07/15/2014		1,880	1,908
Triad Hospitals, Inc.
7.000% due 11/15/2013		1,295	1,365
TRW Automotive, Inc.
7.000% due 03/15/2014		2,200	2,106
U.S. Airways Group, Inc.
9.33% due 01/01/2049 (a)		148	1
Verso Paper Holdings LLC
9.125% due 08/01/2014		2,110	2,189
Williams Cos., Inc.
7.750% due 06/15/2031		1,000	1,064
Williams Partners LP
7.250% due 02/01/2017		375	379
Wynn Las Vegas LLC
6.625% due 12/01/2014		2,000	1,938

			148,654

Utilities 13.0%
AES Corp.
8.750% due 05/15/2013		1,000	1,060
Cincinnati Bell, Inc.
7.250% due 07/15/2013		225	232
8.375% due 01/15/2014		1,395	1,416
Citizens Communications Co.
7.125% due 03/15/2019		2,550	2,422
Complete Production Services, Inc.
8.000% due 12/15/2016		1,000	1,015
Edison Mission Energy
7.000% due 05/15/2017		800	758
7.200% due 05/15/2019		250	236
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		1,070	1,126
Homer City Funding LLC
8.734% due 10/01/2026		292	323
Midwest Generation LLC
8.560% due 01/02/2016		1,311	1,398
NRG Energy, Inc.
7.375% due 02/01/2016		1,755	1,764
7.375% due 01/15/2017		1,000	1,006
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,450	1,543
Qwest Corp.
6.875% due 09/15/2033		1,250	1,178
7.200% due 11/10/2026		2,100	2,074
7.250% due 09/15/2025		3,200	3,208
8.875% due 03/15/2012		800	866
Reliant Energy, Inc.
6.750% due 12/15/2014		3,410	3,495
7.625% due 06/15/2014		425	417
Rural Cellular Corp.
9.875% due 02/01/2010		1,300	1,365
South Point Energy Center LLC
8.400% due 05/30/2012 (e)		860	850
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,542	1,586
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		4,550	4,846
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (h)		1,851	1,927

			36,111

Total Corporate Bonds & Notes (Cost $218,152)			215,807

CONVERTIBLE BONDS & NOTES 1.1%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		375	363
Chesapeake Energy Corp.
2.750% due 11/15/2035		600	653
CMS Energy Corp.
2.875% due 12/01/2024		650	852
Deutsche Bank AG
0.000% due 07/14/2008		325	304
0.000% due 09/29/2008		100	94
0.000% due 10/24/2008		200	196
Nortel Networks Corp.
2.125% due 04/15/2014		475	466
Qwest Communications International, Inc.
3.500% due 11/15/2025		125	220

Total Convertible Bonds & Notes (Cost $3,066)			3,148

MORTGAGE-BACKED SECURITIES 0.1%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		181	179

Total Mortgage-Backed Securities (Cost $120)			179

FOREIGN CURRENCY-DENOMINATED ISSUES 5.7%
Amadeus Global Travel Distribution S.A.
6.218% due 04/08/2013	EUR	1,500	2,048
Bombardier, Inc.
7.250% due 11/15/2016		1,775	2,514
Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	2,714
Lighthouse International Co. S.A.
8.000% due 04/30/2014		915	1,314
Nordic Telephone Co. Holdings ApS
5.875% due 11/30/2014		405	555
6.125% due 11/30/2014		500	686
8.250% due 05/01/2016		1,900	2,764
OI European Group BV
6.875% due 03/31/2017		300	405
SigmaKalon
6.164% due 06/30/2012		954	1,293
Telenet Communications NV
9.000% due 12/15/2013		94	137
UPC Holding BV
7.750% due 01/15/2014		605	815
8.625% due 01/15/2014		400	556

Total Foreign Currency-Denominated Issues (Cost $14,468)			15,801

		Shares
CONVERTIBLE PREFERRED STOCKS 0.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049		1,400	142
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		1,800	232

Total Convertible Preferred Stocks (Cost $320)			374

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 12.1%
Commercial Paper 11.6%
General Electric Capital Corp.
5.170% due 11/06/2007		$2,600	2,551
HBOS Treasury Services PLC
5.235% due 11/13/2007		2,700	2,679
Societe Generale NY
5.180% due 11/26/2007		6,400	6,261
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		5,300	5,300
UBS Finance Delaware LLC
5.200% due 10/23/2007		6,400	6,292
5.350% due 10/23/2007		3,000	3,000
Unicredito Italiano SpA
5.200% due 01/22/2008		6,400	6,290

			32,373

Repurchase Agreements 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007		706	706

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $723. Repurchase proceeds are $706.)
U.S. Treasury Bills 0.2%
4.501% due 09/13/2007 (b)(c)		525	519

Total Short-Term Instruments (Cost $33,611)			33,598

Total Investments (d) 105.3% (Cost $293,676)			$292,887
Other Assets and Liabilities (Net) (5.3%)			(14,745)

Net Assets 100.0%			$278,142

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $4,091 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default

(f) The average amount of borrowing outstanding during the period ended June 30, 2007 was $190 at a weighted average interest rate of 5.450%. On June 30, 2007, there were no open reverse repurchase agreements.

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%	12/20/2007	$1,000	$3
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	1,000	5
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%)	06/20/2010	1,000	12
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	2.750%	06/20/2012	28,000	(786)
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%	06/20/2012	1,000	(34)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%	09/20/2012	550	3
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%	06/20/2012	300	(10)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%	12/20/2007	1,500	2
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%)	06/20/2010	1,000	19
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%	06/20/2011	1,000	(8)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%	03/20/2012	1,000	(32)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	03/20/2012	3,000	(94)
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%	06/20/2012	300	(8)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%	06/20/2012	700	(26)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%	09/20/2012	150	(1)
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	1,000	10
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%	03/20/2008	1,500	(6)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	2,000	(5)
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%	06/20/2012	400	(9)
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%	09/20/2012	150	(2)
Credit Suisse First Boston	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.220%	09/20/2012	600	(9)
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%	12/20/2007	1,000	(1)
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.100%	12/20/2007	1,000	3
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010	1,600	14
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%	12/20/2011	900	(1)
JPMorgan Chase & Co.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.300%	12/20/2007	1,000	6
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%	03/20/2012	1,000	9
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%)	06/20/2010	1,000	7
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%	12/20/2011	1,000	(3)
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%	06/20/2012	500	(8)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%	06/20/2012	200	(2)
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%	09/20/2012	500	(7)
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%	06/20/2012	300	(12)
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%)	06/20/2010	1,000	12
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%	06/20/2012	700	(24)
Morgan Stanley	Aramark Corp. 8.500 due 02/01/2015	Sell	2.680%	09/20/2012	750	(14)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%	09/20/2012	150	(1)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%	09/20/2012	350	(2)

						$(1,000)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	5.579%	07/23/2007	1,100	$0

(h) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,943	$1,927	0.69%

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	12,114	07/2007	$0	$(158)	$(158)

See accompanying notes

Schedule of Investments

International Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.1%
Commonwealth Bank of Australia
5.360% due 06/08/2009		$1,100	$1,101
Medallion Trust
5.585% due 07/12/2031		1,313	1,314

Total Australia (Cost $2,413)			2,415

CAYMAN ISLANDS 0.0%
SHL Corp. Ltd.
1.448% due 12/25/2024	JPY	21,034	172

Total Cayman Islands (Cost $190)			172

CROATIA 0.0%
Croatia Government International Bond
6.212% due 07/31/2010		$955	958

Total Croatia (Cost $948)			958

FRANCE 0.1%
Axa S.A.
3.750% due 01/01/2017	EUR	1,357	2,643

Total France (Cost $1,237)			2,643

GERMANY 1.4%
Republic of Germany
4.250% due 01/04/2014	EUR	1,000	1,330
4.250% due 07/04/2014		500	664
4.500% due 08/17/2007		42,050	56,930

Total Germany (Cost $58,584)			58,924

IRELAND 0.0%
Bank of Ireland
5.410% due 12/18/2009		$1,100	1,102

Total Ireland (Cost $1,101)			1,102

JERSEY, CHANNEL ISLANDS 0.4%
Haus Ltd.
4.385% due 12/10/2037	EUR	7,630	10,344
Lloyds TSB Capital
7.375% due 12/29/2049		5,250	7,764

Total Jersey, Channel Islands (Cost $11,958)			18,108

MEXICO 0.0%
Mexico Government International Bond
6.750% due 09/27/2034		$883	944

Total Mexico (Cost $948)			944

NETHERLANDS 1.6%
Deutsche Telekom International Finance BV
5.540% due 03/23/2009		$52,630	52,771
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		12,150	12,153

Total Netherlands (Cost $64,854)			64,924

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	3,523	3,634

Total New Zealand (Cost $1,773)			3,634

SPAIN 0.1%
Hipotebansa Mortgage Securitization Fund
4.151% due 07/18/2022	EUR	2,648	3,584
Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008		$1,100	1,101

Total Spain (Cost $3,506)			4,685

SUPRANATIONAL 0.1%
European Investment Bank
5.500% due 12/07/2009	GBP	2,300	4,566

Total Supranational (Cost $3,289)			4,566

TUNISIA 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$500	536
7.500% due 08/06/2009	EUR	1,800	2,558

Total Tunisia (Cost $2,331)			3,094

UNITED KINGDOM 0.2%
Bauhaus Securities Ltd.
4.325% due 10/30/2052	EUR	5,682	7,709
Royal Bank of Scotland Group PLC
5.405% due 07/21/2008		$1,100	1,101

Total United Kingdom (Cost $5,940)			8,810

UNITED STATES 35.4%
Asset-Backed Securities 1.8%
Chase Credit Card Master Trust
5.490% due 09/15/2011		$67,050	67,298
Merrill Lynch Mortgage Investors, Inc.
5.430% due 03/25/2037		10,000	10,006

			77,304

Corporate Bonds & Notes 7.5%
American Express Bank FSB
5.380% due 06/22/2009		8,500	8,509
American Express Credit Corp.
5.380% due 03/02/2009		1,100	1,102
5.380% due 04/06/2009		1,100	1,101
American Honda Finance Corp.
5.346% due 08/05/2008		1,100	1,100
American International Group, Inc.
5.360% due 06/23/2008		1,100	1,100
Anadarko Petroleum Corp.
5.760% due 09/15/2009		700	701
AT&T, Inc.
5.456% due 02/05/2010		2,200	2,204
Bank of America N.A.
5.360% due 12/18/2008		1,750	1,751
Bear Stearns Cos., Inc.
5.655% due 01/30/2009		15,200	15,242
Caterpillar Financial Services Corp.
5.420% due 05/18/2009		1,100	1,102
Charter One Bank N.A.
5.405% due 04/24/2009		3,500	3,505
Cisco Systems, Inc.
5.440% due 02/20/2009		2,200	2,205
CIT Group, Inc.
5.430% due 02/21/2008		2,200	2,201
Citigroup Funding, Inc.
5.360% due 06/26/2009		25,000	24,988
Citigroup, Inc.
5.390% due 12/28/2009		12,540	12,550
5.400% due 12/26/2008		1,100	1,101
Comcast Corp.
5.656% due 07/14/2009		2,200	2,201
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		2,100	2,102
Credit Suisse First Boston
5.560% due 08/15/2010		17,073	17,156
Dominion Resources, Inc.
5.540% due 11/14/2008		900	901
Florida Power Corp.
5.760% due 11/14/2008		2,200	2,204
General Electric Capital Corp.
5.400% due 03/16/2009		2,100	2,101
5.455% due 10/21/2010		51,400	51,501
General Mills, Inc.
5.485% due 01/22/2010		2,200	2,200
Goldman Sachs Group, Inc.
5.400% due 12/23/2008		900	900
5.450% due 12/22/2008		200	200
5.660% due 06/28/2010		20,320	20,451
HSBC Finance Corp.
5.450% due 06/19/2009		2,200	2,203
International Lease Finance Corp.
5.698% due 04/20/2009		285	287
JPMorgan Chase & Co.
5.370% due 06/26/2009		1,100	1,101
Kroger Co.
5.500% due 02/01/2013		100	98
Lehman Brothers Holdings, Inc.
5.410% due 12/23/2008		2,300	2,303
5.607% due 11/10/2009		14,020	14,064
Merrill Lynch & Co., Inc.
5.395% due 10/23/2008		900	901
5.450% due 08/14/2009		200	200
Metropolitan Life Global Funding I
5.420% due 10/05/2007		1,100	1,100
Morgan Stanley
5.385% due 04/25/2008		900	900
Safeway, Inc.
5.710% due 03/27/2009		1,080	1,081
SLM Corp.
5.565% due 07/25/2008		1,100	1,093
Time Warner, Inc.
5.590% due 11/13/2009		1,100	1,102
U.S. Bancorp
5.350% due 04/28/2009		1,250	1,251
U.S. Bank N.A.
5.280% due 03/31/2008		1,100	1,100
Wachovia Bank N.A.
5.360% due 02/23/2009		400	400
5.400% due 03/23/2009		2,250	2,251
Wells Fargo & Co.
5.370% due 03/10/2008		1,100	1,101
5.455% due 01/12/2011		20,530	20,568
World Savings Bank FSB
5.396% due 05/08/2009		75,000	75,040
5.485% due 03/02/2009		1,100	1,103

			311,626

Mortgage-Backed Securities 2.9%
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		132	132
MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025		21	21
Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020		42,000	42,013
Washington Mutual, Inc.
6.029% due 08/25/2046		78,388	78,590

			120,756

Commodity Index-Linked Notes 0.2%
Morgan Stanley
0.000% due 07/07/2008		9,000	8,949

U.S. Government Agencies 22.8%
Fannie Mae
5.000% due 02/01/2022 - 07/01/2037		651,020	620,202
5.500% due 02/01/2037 - 07/01/2037		287,752	277,605
6.000% due 12/01/2033		11	11
6.500% due 05/01/2028 - 07/01/2029		435	443
7.000% due 09/25/2023		133	137
8.800% due 01/25/2019		187	197
Freddie Mac
5.550% due 07/15/2037		40,000	39,997
6.500% due 07/15/2028		2,928	2,977
Ginnie Mae
4.375% due 06/20/2023		118	119
4.750% due 09/20/2024 - 09/20/2025		438	442
5.125% due 11/20/2022		123	125
5.375% due 04/20/2022 - 06/20/2030		1,538	1,560
5.380% due 05/20/2030		1,690	1,716
5.750% due 08/20/2022 - 09/20/2026		269	272
6.125% due 10/20/2024 - 11/20/2024		1,141	1,157
6.375% due 03/20/2022		86	86
7.500% due 09/15/2025 - 11/15/2030		3,045	3,161
8.500% due 07/15/2008 - 07/15/2030		35	38

			950,245

U.S. Treasury Obligations 0.2%
U.S. Treasury Bonds
6.000% due 02/15/2026		1,400	1,529
U.S. Treasury Notes
3.875% due 09/15/2010		8,760	8,501

			10,030

Total United States (Cost $1,476,414)			1,478,910

SHORT-TERM INSTRUMENTS 61.8%
Certificates of Deposit 2.9%
Barclays Bank PLC
5.370% due 03/13/2009		26,025	26,059
Calyon Financial, Inc.
5.395% due 06/29/2010		15,000	14,993
Royal Bank of Canada
5.225% due 09/04/2007		80,100	79,317
Unicredito Italiano NY
5.338% due 12/13/2007		1,300	1,301

			121,670

Commercial Paper 51.4%
ANZ National International Ltd.
5.235% due 09/19/2007		21,000	20,850
5.250% due 09/19/2007		29,100	28,752
ASB Finance Ltd.
5.240% due 09/20/2007		25,000	24,756
Australia and New Zealand Banking Group Ltd.
5.245% due 09/19/2007		38,700	38,238
Bank of America Corp.
5.200% due 10/04/2007		2,100	2,094
5.205% due 10/04/2007		25,400	25,191
5.215% due 10/04/2007		300	296
5.240% due 10/04/2007		13,400	13,289
5.245% due 10/04/2007		84,400	83,353
5.250% due 10/04/2007		70,000	69,033
Bank of Ireland
5.165% due 11/08/2007		6,100	5,983
Barclays U.S. Funding Corp.
5.240% due 09/26/2007		88,500	87,995
5.245% due 09/26/2007		29,600	29,308
Danske Corp.
5.170% due 10/12/2007		700	689
5.205% due 10/12/2007		300	298
5.210% due 10/12/2007		23,500	23,333
5.235% due 10/12/2007		24,100	23,861
Dexia Delaware LLC
5.240% due 09/21/2007		123,300	122,557
5.245% due 09/21/2007		56,300	55,914
5.250% due 09/21/2007		18,450	18,332
Fortis Funding LLC
5.240% due 09/05/2007		24,200	23,960
5.255% due 09/05/2007		14,700	14,666
General Electric Capital Corp.
5.200% due 11/06/2007		28,600	28,484
HBOS Treasury Services PLC
5.235% due 11/13/2007		19,000	18,853
5.240% due 11/13/2007		15,900	15,738
5.245% due 11/13/2007		19,200	18,976
5.250% due 09/21/2007		3,600	3,556
ING U.S. Funding LLC
5.240% due 09/21/2007		80,100	79,120
Intesa Funding LLC
5.240% due 09/05/2007		42,200	41,782
Natixis S.A.
5.230% due 09/21/2007		68,500	68,291
5.240% due 09/21/2007		42,800	42,453
5.250% due 09/21/2007		16,200	16,075
Nestle Capital Corp.
5.200% due 08/03/2007		32,000	31,852
Rabobank USA Financial Corp.
5.260% due 07/26/2007		118,300	118,006
Santander Hispano Finance Delaware
5.230% due 09/26/2007		28,800	28,608
5.245% due 09/26/2007		43,900	43,363
Societe Generale NY
5.180% due 11/26/2007		25,700	25,143
5.210% due 11/26/2007		24,800	24,336
5.225% due 11/26/2007		62,500	62,173
5.240% due 11/26/2007		11,300	11,168
5.245% due 11/26/2007		37,200	36,750
5.246% due 11/26/2007		31,300	30,931
Stadshypoket Delaware, Inc.
5.230% due 09/11/2007		10,500	10,421
5.240% due 09/11/2007		83,300	82,402
Statens Bostadsfin Bank
5.255% due 09/14/2007		115,277	113,984
Swedbank AB
5.235% due 10/19/2007		40,000	39,350
5.240% due 09/06/2007		80,220	79,846
UBS Finance Delaware LLC
5.200% due 10/23/2007		12,900	12,683
5.225% due 10/23/2007		8,800	8,778
5.230% due 10/23/2007		76,800	76,274
5.235% due 10/23/2007		300	297
5.240% due 10/23/2007		25,000	24,756
5.245% due 10/23/2007		3,900	3,856
Unicredito Italiano SpA
5.185% due 01/22/2008		38,300	37,464
5.200% due 01/22/2008		49,000	48,154
5.235% due 01/22/2008		1,000	991
5.240% due 01/22/2008		24,000	23,755
Westpac Banking Corp.
5.170% due 11/05/2007		20,400	20,080
5.195% due 11/05/2007		2,000	1,991
5.230% due 11/05/2007		53,600	53,405
Westpac Trust Securities NZ Ltd.
5.260% due 10/19/2007		50,900	50,285

			2,147,178

Tri-Party Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007		2,060	2,060

(Dated 06/29/2007. Collateralized by Fannie Mae 6.080% due 12/06/2021 valued at $2,103. Repurchase proceeds are $2,061.)
Belgium Treasury Bills 0.9%
3.932% due 08/16/2007 - 09/13/2007 (a)	EUR	27,470	36,880

France Treasury Bills 2.7%
3.943% due 07/05/2007 - 09/13/2007 (a)		84,420	113,373

Netherlands Treasury Bills 0.7%
3.785% due 08/31/2007 (a)		20,690	27,752

U.S. Treasury Bills 3.1%
4.605% due 08/30/2007 - 09/13/2007 (a)(b)(d)		$130,080	128,650

Total Short-Term Instruments (Cost $2,577,602)			2,577,563

Purchased Options (f) 0.1% (Cost $5,124)			5,829
Total Investments (c) 101.5% (Cost $4,218,212)			$4,237,281
Other Assets and Liabilities (Net) (1.5%)			(62,216)

Net Assets 100.0%			$4,175,065

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $36,596 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $194,709 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $6,013 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19	$(29)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	749	(1,726)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	12,209	(22,627)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	808	(1,618)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	16	(34)

				$(26,034)

(e) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	1,000	$(10)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		105,000	6,313
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/21/2036		700	(55)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(7)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(324)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	4.000%	12/15/2014		6,500	(480)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	300,000	(12,899)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		151,100	16,947
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		20,000	1,524
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		65,100	(4,559)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		21,600	2,483
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/20/2008		12,900	(242)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		820,000	(32,479)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		521,800	16,178
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		324,000	(28,902)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		123,000	13,904
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		25,200	5,825
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.500%	09/20/2009		725,000	(19,995)
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		36,000	4,065
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		16,000	1,788
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		25,100	(1,136)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		14,900	3,137
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$10,600	39
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,600	42

							$(28,843)

(f) Purchased options outstanding on June 30, 2007:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010	$17,000	$716	$1,157
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	17,000	716	476
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	44,000	1,846	2,945
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	44,000	1,846	1,251

					$5,124	$5,829

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/01/2022	$340,000	$327,888	$328,578
Fannie Mae	5.000%	07/01/2037	310,000	289,777	290,480
Fannie Mae	5.500%	07/01/2037	284,500	273,831	274,409

				$891,496	$893,467

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	798	07/2007	$1	$0	$1
Sell		1,179	07/2007	0	(10)	(10)
Buy	BRL	534,372	10/2007	8,770	0	8,770
Sell		208,400	10/2007	0	(6,911)	(6,911)
Sell	CAD	1,220	08/2007	0	(5)	(5)
Buy	CHF	90	09/2007	1	0	1
Sell	EUR	93,797	07/2007	0	(998)	(998)
Sell	GBP	32,306	08/2007	0	(340)	(340)
Buy	KRW	50,962,000	07/2007	236	0	236
Buy		137,525,106	08/2007	955	0	955
Buy	MXN	1,574,522	09/2007	214	(232)	(18)
Buy		608,508	03/2008	573	(153)	420
Sell	NZD	3,401	07/2007	0	(20)	(20)
Buy	PLN	69,570	03/2008	48	0	48
Buy	RUB	1,033,325	09/2007	292	0	292
Buy		1,542,000	12/2007	156	0	156
Buy	SGD	167,629	07/2007	0	(313)	(313)

				$11,246	$(8,982)	$2,264

See accompanying notes

Schedule of Investments

Investment Grade Corporate Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 92.8%
Banking & Finance 30.2%
ABN AMRO Bank NV
5.710% due 09/18/2013	$1,700	$1,706
AFLAC, Inc.
6.500% due 04/15/2009	1,000	1,018
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,411
American International Group, Inc.
2.875% due 05/15/2008	1,000	978
6.250% due 05/01/2036	5,000	5,063
Anadarko Finance Co.
6.750% due 05/01/2011	2,700	2,790
Archstone-Smith Trust
7.900% due 02/15/2016	75	83
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	153
Bank of America Corp.
4.750% due 08/01/2015	2,400	2,246
5.616% due 10/14/2016	5,000	5,027
Barclays Bank PLC
6.860% due 09/29/2049	360	369
BNP Paribas
5.186% due 06/29/2049	18,000	16,797
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,888
CIT Group, Inc.
5.500% due 11/30/2007	860	860
5.590% due 09/20/2007	3,535	3,536
Citigroup, Inc.
6.125% due 08/25/2036	13,900	13,694
CNA Financial Corp.
5.850% due 12/15/2014	2,000	1,963
6.000% due 08/15/2011	2,000	2,008
Commonwealth Bank of Australia
6.024% due 03/29/2049	8,015	7,838
Countrywide Financial Corp.
6.250% due 05/15/2016	4,000	3,935
Export-Import Bank of Korea
5.450% due 06/01/2009	700	700
Ford Motor Credit Co.
4.950% due 01/15/2008	4,900	4,864
6.190% due 09/28/2007	3,000	3,000
General Motors Acceptance Corp.
4.900% due 07/15/2008	50	49
6.750% due 12/01/2014	100	96
6.875% due 08/28/2012	100	98
8.000% due 11/01/2031	120	123
Goldman Sachs Group, Inc.
5.685% due 07/23/2009	2,000	2,011
5.700% due 09/01/2012	800	800
HBOS Capital Funding LP
6.071% due 06/30/2049	13,600	13,555
HBOS PLC
5.375% due 12/29/2049	3,600	3,491
5.920% due 09/29/2049	13,000	12,212
HSBC Bank USA N.A.
4.625% due 04/01/2014	500	468
HSBC Capital Funding LP
4.610% due 12/29/2049	16,850	15,834
HSBC Holdings PLC
6.500% due 05/02/2036	14,300	14,744
7.625% due 05/17/2032	2,330	2,704
International Lease Finance Corp.
5.250% due 01/10/2013	5,000	4,893
JPMorgan Chase & Co.
5.750% due 01/02/2013	5,000	5,007
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	1,900	1,836
Kaupthing Bank HF
5.750% due 10/04/2011	3,200	3,192
6.125% due 10/04/2016	2,000	1,984
KFW International Finance, Inc.
5.750% due 01/15/2008	70	70
Landsbanki Islands HF
6.060% due 08/25/2009	2,000	2,022
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010	2,000	1,954
MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,389
MBNA Capital B
6.156% due 02/01/2027	2,000	1,999
Metropolitan Life Global Funding I
4.625% due 08/19/2010	2,000	1,956
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,500
Mizuho JGB Investment LLC
9.870% due 12/31/2049	3,400	3,535
Morgan Stanley
4.750% due 04/01/2014	5,000	4,676
5.809% due 10/18/2016	7,000	7,005
5.836% due 10/15/2015	2,000	2,005
Natexis AMBS Co. LLC
8.440% due 12/29/2049	1,300	1,335
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	906
Rabobank Capital Funding II
5.260% due 12/31/2049	7,000	6,722
Rabobank Capital Funding Trust
5.254% due 12/29/2049	17,000	15,946
RBS Capital Trust III
5.512% due 09/29/2049	26,200	25,218
Resona Bank Ltd.
5.850% due 09/29/2049	6,900	6,608
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	9,170	9,975
SB Treasury Co. LLC
9.400% due 12/29/2049	1,600	1,655
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,000	4,773
Tiers Trust
8.125% due 09/15/2017	711	774
UBS Preferred Funding Trust V
6.243% due 05/12/2049	12,800	12,872
UFJ Finance Aruba AEC
6.750% due 07/15/2013	24,882	26,305
USB Capital IX
6.189% due 04/15/2049	12,100	12,199
Wells Fargo Capital X
5.950% due 12/15/2036	6,500	6,083
Wilmington Trust Corp.
10.500% due 07/01/2008 (h)	88	87
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	5,900	5,742

		336,335

Industrials 44.5%
Albertson’s, Inc.
8.000% due 05/01/2031	5,000	5,135
Anadarko Petroleum Corp.
5.950% due 09/15/2016	3,100	3,032
6.450% due 09/15/2036	7,400	7,140
Apache Corp.
5.625% due 01/15/2017	200	196
6.000% due 01/15/2037	1,000	957
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,399
6.500% due 07/15/2008	2,000	2,020
Avon Products, Inc.
5.125% due 01/15/2011	3,000	2,965
Barrick Gold Corp.
5.800% due 11/15/2034	2,700	2,441
Boston Scientific Corp.
5.450% due 06/15/2014	1,300	1,225
6.000% due 06/15/2011	2,500	2,491
Canadian Natural Resources Ltd.
6.500% due 02/15/2037	2,000	1,969
Cardinal Health, Inc.
5.619% due 10/02/2009	2,600	2,603
CBS Corp.
5.625% due 08/15/2012	10,000	9,843
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	350	445
Comcast Corp.
5.300% due 01/15/2014	7,000	6,757
5.900% due 03/15/2016	2,900	2,853
7.050% due 03/15/2033	5,000	5,176
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	15,205
7.056% due 09/15/2009	5,000	5,066
Cox Communications, Inc.
5.910% due 12/14/2007	2,700	2,706
7.125% due 10/01/2012	5,100	5,394
7.750% due 11/01/2010	100	106
CVS Caremark Corp.
5.660% due 06/01/2010	450	451
5.750% due 08/15/2011	2,000	2,002
DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	440	434
5.750% due 09/08/2011	2,000	2,005
8.000% due 06/15/2010	270	287
Devon Energy Corp.
7.950% due 04/15/2032	2,600	3,048
Devon Financing Corp. ULC
6.875% due 09/30/2011	400	418
7.875% due 09/30/2031	700	813
Duke Energy Field Services LLC
5.375% due 10/15/2015	2,000	1,905
El Paso Corp.
6.750% due 05/15/2009	6,400	6,488
7.750% due 06/15/2010	18,533	19,319
7.750% due 01/15/2032	29,685	30,050
7.800% due 08/01/2031	54,285	55,244
8.050% due 10/15/2030	11,200	11,822
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,534
Enbridge Energy Partners LP
5.875% due 12/15/2016	3,600	3,522
Energy Transfer Partners LP
6.125% due 02/15/2017	800	791
6.625% due 10/15/2036	1,900	1,861
Enterprise Products Operating LP
5.000% due 03/01/2015	800	748
Fund American Cos., Inc.
5.875% due 05/15/2013	2,500	2,461
Gannett Co., Inc.
5.750% due 06/01/2011	4,000	4,000
General Mills, Inc.
5.700% due 02/15/2017	4,500	4,394
Hilton Hotels Corp.
7.625% due 05/15/2008	220	224
HJ Heinz Co.
6.428% due 12/01/2008	2,150	2,172
HJ Heinz Finance Co.
6.000% due 03/15/2012	3,000	3,014
Hospira, Inc.
6.050% due 03/30/2017	1,300	1,283
Humana, Inc.
6.450% due 06/01/2016	5,000	5,042
JC Penney Corp., Inc.
6.375% due 10/15/2036	500	478
Johnson Controls, Inc.
5.250% due 01/15/2011	2,000	1,981
5.500% due 01/15/2016	2,000	1,940
Kern River Funding Corp.
4.893% due 04/30/2018	13,518	12,946
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	800	784
7.125% due 03/15/2012	5,000	5,265
7.300% due 08/15/2033	5,500	5,761
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	1,986
Kroger Co.
5.500% due 02/01/2013	3,000	2,925
Loews Corp.
5.250% due 03/15/2016	2,000	1,920
Magellan Midstream Partners LP
6.400% due 05/01/2037	2,200	2,133
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (h)	239	238
Mazda Motor Corp.
10.500% due 07/01/2008 (h)	36	36
News America Holdings, Inc.
9.250% due 02/01/2013	4,800	5,561
Norfolk Southern Corp.
5.640% due 05/17/2029	77	70
7.800% due 05/15/2027	3	3
Omnicom Group, Inc.
5.900% due 04/15/2016	3,800	3,760
Oracle Corp.
5.000% due 01/15/2011	2,400	2,367
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,759
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	669	671
Pemex Project Funding Master Trust
7.375% due 12/15/2014	29,920	32,668
7.875% due 02/01/2009	32,550	33,657
8.500% due 02/15/2008	1,800	1,833
9.250% due 03/30/2018	5,900	7,360
9.375% due 12/02/2008	11,825	12,464
Pioneer Natural Resources Co.
5.875% due 07/15/2016	1,000	904
Plains All American Pipeline LP
6.125% due 01/15/2017	1,000	994
6.650% due 01/15/2037	1,700	1,681
RadioShack Corp.
7.375% due 05/15/2011	1,900	1,966
Rogers Cable, Inc.
6.750% due 03/15/2015	4,800	4,956
Rowan Cos., Inc.
5.880% due 03/15/2012	1,456	1,472
Sealed Air Corp.
6.950% due 05/15/2009	1,500	1,537
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	2,700	2,814
Suncor Energy, Inc.
6.500% due 06/15/2038	5,000	5,041
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	2,933	3,043
7.156% due 12/15/2011	1,042	1,071
Temple-Inland, Inc.
6.750% due 03/01/2009	2,500	2,536
Time Warner Cable, Inc.
5.850% due 05/01/2017	1,100	1,072
6.550% due 05/01/2037	10,100	9,793
United Airlines, Inc.
6.071% due 03/01/2013	1,592	1,601
6.602% due 03/01/2015	2,065	2,082
8.390% due 01/21/2011 (a)	2,247	10
10.020% due 03/22/2014 (a)	866	464
10.125% due 03/22/2015 (a)	2,077	1,072
10.850% due 02/19/2015 (a)	937	491
United Telecom, Inc.
6.890% due 07/01/2008 (h)	1,000	997
Univision Communications, Inc.
7.850% due 07/15/2011	5,067	5,244
USX Corp.
6.850% due 03/01/2008	1,520	1,533
Valero Energy Corp.
7.500% due 04/15/2032	800	876
8.750% due 06/15/2030	15,175	18,783
Viacom, Inc.
5.710% due 06/16/2009	3,000	3,010
5.750% due 04/30/2011	3,000	2,998
Waste Management, Inc.
7.375% due 08/01/2010	90	94
Westfield Group
5.700% due 10/01/2016	2,000	1,969
Wyeth
5.500% due 03/15/2013	2,500	2,477
XTO Energy, Inc.
4.900% due 02/01/2014	5,000	4,738
5.650% due 04/01/2016	800	778
6.100% due 04/01/2036	5,000	4,707
Yum! Brands, Inc.
6.250% due 04/15/2016	2,500	2,499
7.650% due 05/15/2008	3,000	3,048

		496,373

Utilities 18.1%
Appalachian Power Co.
6.375% due 04/01/2036	3,000	3,006
AT&T Corp.
7.300% due 11/15/2011	6,000	6,393
8.000% due 11/15/2031	200	238
Beaver Valley II Funding
9.000% due 06/01/2017	1,459	1,629
BVPS II Funding Corp.
8.330% due 12/01/2007	698	702
8.890% due 06/01/2017	1,500	1,686
Carolina Power & Light Co.
6.800% due 08/15/2007	156	156
CenturyTel, Inc.
8.375% due 10/15/2010	2,100	2,269
Cingular Wireless LLC
6.500% due 12/15/2011	450	466
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	11,945
Consumers Energy Co.
5.000% due 02/15/2012	1,900	1,848
5.000% due 03/15/2015	300	284
5.150% due 02/15/2017	2,800	2,632
5.375% due 04/15/2013	600	591
5.500% due 08/15/2016	2,250	2,187
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	2,500	2,666
8.250% due 06/15/2030	100	120
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,847
5.600% due 11/15/2016	1,800	1,750
Duke Energy Corp.
6.450% due 10/15/2032	15,000	15,458
Duke Energy, Inc.
6.900% due 06/01/2025	2,821	2,992
Embarq Corp.
7.995% due 06/01/2036	5,000	5,089
Energy East Corp.
6.750% due 07/15/2036	1,300	1,351
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	8,854
Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,234
5.250% due 08/01/2015	600	560
Entergy Louisiana LLC
4.670% due 06/01/2010	400	390
Exelon Corp.
6.750% due 05/01/2011	3,000	3,093
Florida Power Corp.
5.760% due 11/14/2008	2,300	2,304
France Telecom S.A.
7.750% due 03/01/2011	4,532	4,846
MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	358
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	70	72
Ohio Edison Co.
6.875% due 07/15/2036	3,000	3,143
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,295
PNPP II Funding Corp.
9.120% due 05/30/2016	1,449	1,613
Potomac Electric Power
6.250% due 10/15/2007	960	962
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,235

Progress Energy, Inc.
7.100% due 03/01/2011	188	197
7.750% due 03/01/2031	16,450	19,074
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,428
8.625% due 04/15/2031	12,000	14,713
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	13,650
Qwest Corp.
6.875% due 09/15/2033	9,880	9,312
8.875% due 03/15/2012	6,000	6,495
System Energy Resources, Inc.
5.129% due 01/15/2014	2,429	2,354
Telecom Italia Capital S.A.
5.250% due 10/01/2015	9,850	9,174
7.200% due 07/18/2036	200	206
Telefonica Emisones SAU
5.984% due 06/20/2011	3,500	3,535
Verizon Communications, Inc.
5.350% due 02/15/2011	5,000	4,975
Virginia Electric & Power Co.
6.000% due 05/15/2037	1,800	1,726
Xcel Energy, Inc.
6.500% due 07/01/2036	1,200	1,218

		201,325

Total Corporate Bonds & Notes (Cost $1,027,541)		1,034,034

CONVERTIBLE BONDS & NOTES 0.3%
ERP Operating LP
3.850% due 08/15/2026	3,800	3,800

Total Convertible Bonds & Notes (Cost $3,839)		3,800

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
5.500% due 07/01/2037 - 08/01/2037	4,000	3,857
Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030	91	98

Total U.S. Government Agencies (Cost $3,948)		3,955

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds
4.750% due 02/15/2037	8,800	8,300
6.000% due 02/15/2026	1,000	1,092

Total U.S. Treasury Obligations (Cost $9,639)		9,392

MORTGAGE-BACKED SECURITIES 0.2%
Denver Arena Trust
6.940% due 11/15/2019	1,991	1,995

Total Mortgage-Backed Securities (Cost $1,787)		1,995

	Shares
COMMON STOCKS 0.2%
Devon Energy Corp.	33,898	2,654

Total Common Stocks (Cost $862)		2,654

PREFERRED STOCKS 0.5%
Goldman Sachs Group, Inc.
6.107% due 12/31/2049	200,000	5,118
Lehman Brothers Holdings, Inc.
5.670% due 12/31/2049	5,200	254

Total Preferred Stocks (Cost $5,231)		5,372

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.7%
Commercial Paper 2.5%
Danske Corp.
5.205% due 10/12/2007	$21,400	21,169
TotalFinaElf Capital S.A.
5.340% due 07/02/2007	6,200	6,200

		27,369

Tri-party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	1,681	1,681

(Dated 06/29/2007. Collateralized by Freddie Mac 5.000% due 06/11/2009 valued at $1,717. Repurchase proceeds are $1,682.)
U.S. Treasury Bills 0.0%
4.584% due 08/30/2007 - 09/13/2007 (b)(d)	470	465

Total Short-Term Instruments (Cost $29,527)		29,515

Purchased Options (f) 0.0% (Cost $67)		55
Total Investments (c) 97.9% (Cost $1,082,441)		$1,090,771
Written Options (g) (0.0%) (Premiums $273)		(243)
Other Assets and Liabilities (Net) 2.1%		23,259

Net Assets 100.0%		$1,113,787

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $3,352 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $465 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note September Futures	Short	09/2007	257	$197

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	ConocoPhillips 8.750% due 05/25/2010	Sell	0.100%	12/20/2007	$1,600	$0
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.120%	12/20/2007	1,600	0
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%)	06/20/2008	3,200	0
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.290%)	06/20/2011	2,100	(29)
Bank of America	Sprint Capital Corp. 8.375% due 03/15/2012	Sell	0.316%	06/20/2011	24,000	(90)
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.265%)	06/20/2012	4,300	(9)
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%)	03/20/2016	3,000	(25)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	9,000	93
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%)	06/20/2009	1,600	(2)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.285%)	09/20/2011	2,000	5
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%)	09/20/2011	2,000	(22)
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%)	03/20/2012	2,900	99
Barclays Bank PLC	Masco Corp. 5.875% due 07/15/2012	Buy	(0.630%)	06/20/2012	1,300	(5)
Barclays Bank PLC	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.330%)	06/20/2012	2,400	(7)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	67
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%)	06/20/2010	2,100	(7)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%)	03/20/2011	2,000	(7)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	3,000	(21)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	2,000	12
Bear Stearns & Co., Inc.	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.210%)	06/20/2012	3,300	0
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%)	06/20/2012	5,200	(32)
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.460%)	06/20/2012	1,000	(5)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	4,300	(2)
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%)	06/20/2012	5,300	(14)
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%)	06/20/2012	500	(1)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	03/20/2014	2,000	(6)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	03/20/2016	2,000	(18)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%)	03/20/2016	2,000	(5)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	4,000	54
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	2,000	0
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%	03/20/2011	2,800	(4)
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%)	06/20/2011	1,900	0
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%)	03/20/2017	2,200	3
Citibank N.A.	AutoZone, Inc. 6.500% due 07/15/2008	Buy	(0.160%)	09/20/2008	2,100	(2)
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%)	06/20/2009	2,000	(1)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	7,341	68
Citibank N.A.	Coca-Cola Enterprises, Inc. 6.125% due 08/15/2011	Buy	(0.140%)	06/20/2012	4,300	6
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%)	06/20/2012	1,400	(8)
Citibank N.A.	Target Corp. 5.875% due 03/01/2012	Buy	(0.100%)	06/20/2012	3,200	11
Citibank N.A.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	4,900	(2)
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	2,000	11
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%	06/20/2015	3,900	91
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	03/20/2010	2,000	11
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%	03/20/2010	1,800	0
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	03/20/2011	3,000	(1)
Credit Suisse First Boston	CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.250%)	09/20/2011	2,000	(5)
Credit Suisse First Boston	Staples, Inc. 7.375% due 10/01/2012	Buy	(0.280%)	06/20/2012	2,500	(1)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%)	12/20/2011	3,200	(34)
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	700	(1)
Deutsche Bank AG	Dow Jones iTraxx Europe HV8 Index	Sell	0.750%	06/20/2012	8,500	(67)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%)	06/20/2012	4,200	(34)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%)	06/20/2012	1,500	(10)
Deutsche Bank AG	Masco Corp. 5.875% due 07/15/2012	Buy	(0.540%)	06/20/2012	1,300	3
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%)	06/20/2012	1,400	(5)
Deutsche Bank AG	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.155%)	06/20/2012	3,200	(18)
Deutsche Bank AG	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.280%)	06/20/2012	100	0
Deutsche Bank AG	Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%)	12/20/2016	2,000	(20)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	1,600	0
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	03/20/2010	5,000	19
Goldman Sachs & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.340%)	06/20/2012	1,900	(4)
Goldman Sachs & Co.	ConAgra Foods, Inc. 7.000% due 10/01/2028	Buy	(0.299%)	06/20/2012	3,000	(6)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%	06/20/2012	41,900	(108)
Goldman Sachs & Co.	Kohl’s Corp. 6.300% due 03/01/2011	Buy	(0.220%)	06/20/2012	1,900	0
Goldman Sachs & Co.	Macy’s, Inc. 6.625% due 04/01/2011	Buy	(0.530%)	06/20/2012	1,900	13
Goldman Sachs & Co.	VF Corp. 8.500% due 10/01/2010	Buy	(0.220%)	06/20/2012	1,800	0
Goldman Sachs & Co.	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.630%)	06/20/2012	900	(12)
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%)	03/20/2013	5,000	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	3,000	34
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%)	03/20/2017	1,700	101
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%)	03/20/2017	1,700	(4)
HSBC Bank USA	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.570%	09/20/2010	5,000	67
JPMorgan Chase & Co.	Temple-Inland, Inc. 6.750% due 03/01/2009	Buy	(0.280%)	03/20/2009	2,600	0
JPMorgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	6,300	16
JPMorgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	03/20/2010	7,000	43
JPMorgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	03/20/2010	7,000	28
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	2,000	15
JPMorgan Chase & Co.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.330%	09/20/2010	5,000	32
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%)	06/20/2011	4,150	5
JPMorgan Chase & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.820%)	06/20/2012	1,600	23
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%)	06/20/2012	4,300	(26)
JPMorgan Chase & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.528%)	06/20/2012	1,200	2
JPMorgan Chase & Co.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(0.800%)	06/20/2012	1,300	12
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%)	06/20/2012	3,000	(9)
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	7,500	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,960	45
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.130%)	06/20/2012	4,400	(7)
Lehman Brothers, Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.090%)	06/20/2012	1,100	0
Lehman Brothers, Inc.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.589%)	06/20/2012	700	0
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.510%)	06/20/2012	1,000	2
Lehman Brothers, Inc.	Nabors Industries, Inc. 0.000% due 02/05/2021	Buy	(0.470%)	06/20/2012	500	(3)
Lehman Brothers, Inc.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.179%)	06/20/2012	1,300	2
Lehman Brothers, Inc.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.239%)	06/20/2012	5,300	(5)
Lehman Brothers, Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.450%)	06/20/2012	900	0
Lehman Brothers, Inc.	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.480%	09/20/2012	4,200	(1)
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%)	12/20/2016	3,000	30
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 5.125% due 05/09/2008	Sell	2.100%	09/20/2008	25,000	269
Merrill Lynch & Co., Inc.	Burlington Resources Finance Co. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	5,000	23
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	03/20/2010	5,000	18
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	5,000	31
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%)	06/20/2011	3,200	2
Merrill Lynch & Co., Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.450%)	03/20/2012	2,500	69
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%)	12/20/2016	5,000	13
Morgan Stanley	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.090%	09/20/2010	10,000	281
Morgan Stanley	Marsh & McLennan Cos., Inc. 5.150% due 09/15/2010	Buy	(0.590%)	09/20/2010	10,000	(70)
Morgan Stanley	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	10,000	6
Morgan Stanley	Viacom, Inc. 6.250% due 04/30/2016	Sell	0.510%	06/20/2011	8,000	67
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%)	06/20/2011	1,300	(4)
Morgan Stanley	American Electric Power Co., Inc. 5.375% due 03/15/2010	Sell	0.410%	09/20/2011	2,000	21
Morgan Stanley	Darden Restaurants, Inc. 7.125% due 02/01/2016	Buy	(0.490%)	06/20/2012	1,800	2
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.540%)	06/20/2012	400	0
Morgan Stanley	Noble Corp. 5.875% due 06/01/2013	Buy	(0.522%)	06/20/2012	4,300	(17)
Morgan Stanley	Office Depot, Inc. 6.250% due 08/15/2013	Buy	(0.450%)	06/20/2012	1,900	19
Morgan Stanley	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.250%)	06/20/2012	500	7
Morgan Stanley	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.030%)	06/20/2012	1,700	38
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.500%)	06/20/2012	2,900	(22)
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%)	03/20/2013	3,000	(12)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	03/20/2013	2,500	(2)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%)	06/20/2016	3,800	(2)
Morgan Stanley	DTE Energy Co. 7.050% due 06/01/2011	Buy	(0.650%)	09/20/2016	2,000	(25)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	22,100	159
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%)	03/20/2017	1,700	(1)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	2,000	(9)
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%)	09/20/2011	3,800	6
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.380%)	03/20/2012	3,100	(2)
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%)	06/20/2012	4,100	(2)
Royal Bank of Scotland Group PLC	Newell Rubbermaid, Inc. 6.750% due 03/15/2012	Buy	(0.230%)	06/20/2012	3,500	0
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	2,500	(39)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	2,000	24
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	4,000	45
UBS Warburg LLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	09/20/2007	8,500	0
UBS Warburg LLC	Time Warner, Inc. 6.875% due 05/01/2012	Sell	0.290%	06/20/2009	11,000	44
UBS Warburg LLC	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.420%	09/20/2010	5,000	33
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.760%	09/20/2010	1,600	56
UBS Warburg LLC	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.220%)	06/20/2012	2,100	(1)
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.370%)	06/20/2012	5,800	46
UBS Warburg LLC	International Paper Co. 5.850% due 10/30/2012	Buy	(0.450%)	06/20/2012	1,100	(5)
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.010%)	06/20/2012	1,000	1
Wachovia Bank N.A.	Hess Corp. 6.650% due 08/15/2011	Sell	0.150%	03/20/2008	2,700	1
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	03/20/2010	10,000	89
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.160%	06/20/2011	10,000	6

						$1,484

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(f) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	$16,200	$67	$55

(g) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$107.000	08/24/2007	367	$114	$97
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	32	2	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	367	45	40

				$161	$141

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	$5,400	$63	$53

Credit Default Swaptions

Description	Counterparty	Reference Entity	Buy/Sell Protection(2)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG8 Index	Barclays Bank PLC	Dow Jones CDX N.A. IG8 Index	Sell	0.425%	09/20/2007	$15,600	$30	$30
Put - OTC Dow Jones CDX N.A. IG8 Index	Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Sell	0.425%	09/20/2007	9,800	19	19

							$49	$49

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(h) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/28/2003	$246	$238	0.02%
Mazda Motor Corp.	10.500%	07/01/2008	03/28/2003	38	36	0.00%
United Telecom, Inc.	6.890%	07/01/2008	06/25/2003	1,026	996	0.09%
Wilmington Trust Corp.	10.500%	07/01/2008	03/28/2003	90	87	0.01%

				$1,400	$1,357	0.12%

See accompanying notes

Schedule of Investments

Mortgage Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%
CVS Lease Pass-Through
6.036% due 12/10/2028	$1,979	$1,926

Total Corporate Bonds & Notes (Cost $1,979)		1,926

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corporations Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,455

Total Municipal Bonds & Notes (Cost $971)		1,455

U.S. GOVERNMENT AGENCIES 121.3%
Fannie Mae
0.000% due 06/25/2008 - 08/25/2022 (c)	83	78
3.730% due 10/01/2016	84	83
4.000% due 02/25/2009	13	12
4.500% due 07/01/2018 - 09/01/2035	580,772	551,741
4.669% due 02/01/2035	4,146	4,117
4.684% due 07/01/2035	1,653	1,633
4.730% due 03/01/2035	1,480	1,471
4.854% due 12/01/2017	228	227
4.881% due 02/01/2026	74	75
5.000% due 10/01/2035 (h)	998,471	938,264
5.000% due 06/01/2013 - 07/01/2037	3,422,062	3,262,691
5.055% due 04/01/2020	118	119
5.125% due 06/01/2017	57	57
5.168% due 02/01/2032	3,149	3,153
5.172% due 06/01/2029	88	89
5.345% due 02/01/2030	835	846
5.427% due 09/01/2017	286	285
5.451% due 02/01/2015	76	76
5.460% due 04/25/2035	4,814	4,823
5.500% due 05/01/2009 - 08/01/2037	3,063,258	2,966,189
5.500% due 11/01/2032 - 10/01/2035 (f)	214,404	207,434
5.500% due 09/01/2035 (h)	118,022	114,138
5.503% due 04/01/2032	22	22
5.540% due 07/25/2032	497	497
5.566% due 07/01/2032	80	82
5.569% due 04/01/2019	96	96
5.603% due 05/01/2019	300	302
5.620% due 07/01/2017 - 12/25/2028	92	92
5.625% due 07/01/2017 - 05/01/2019	19	19
5.626% due 10/01/2016 - 10/01/2031	652	656
5.639% due 08/01/2029	114	115
5.640% due 03/01/2017 - 02/01/2018	26	26
5.641% due 06/01/2029	29	29
5.642% due 10/01/2023 - 05/01/2036	5,833	5,881
5.652% due 05/01/2036	112	113
5.657% due 07/01/2024	20	20
5.659% due 05/01/2036	51	52
5.661% due 05/01/2036	37	37
5.665% due 09/01/2020	24	24
5.672% due 03/01/2018	14	14
5.680% due 02/25/2033	181	182
5.720% due 04/18/2028 - 06/25/2032	2,575	2,580
5.750% due 07/01/2029	6	6
5.770% due 12/25/2029 - 10/18/2030	128	129
5.800% due 11/01/2011	1,859	1,880
5.815% due 11/01/2024	5	5
5.820% due 06/25/2030 - 07/25/2034	9,957	9,987
5.844% due 09/18/2027	380	384
5.875% due 06/01/2017 - 08/01/2023	49	50
5.927% due 11/01/2017	13	14
5.950% due 02/25/2044	91	91
5.970% due 09/25/2023	171	173
5.994% due 06/25/2022	1	1
6.000% due 03/25/2017 - 07/01/2037	836,964	829,309
6.213% due 08/01/2042	3,055	3,107
6.214% due 08/01/2042 - 10/01/2044	14,013	14,166
6.240% due 08/01/2008	16,229	16,190
6.244% due 04/25/2021	3	3
6.250% due 12/25/2013	1,165	1,181
6.262% due 02/01/2009	6,898	6,884
6.273% due 08/01/2029	16	16
6.290% due 02/25/2029	1,500	1,536
6.300% due 06/25/2031 - 10/17/2038	5,195	5,310
6.350% due 06/25/2020	5,586	5,619
6.390% due 05/25/2036	2,364	2,412
6.410% due 08/01/2016	970	1,008
6.414% due 09/01/2040 - 12/01/2040	593	604
6.444% due 05/25/2023	115	119
6.450% due 05/01/2008 - 09/01/2016	6,189	6,301
6.500% due 09/25/2008 (b)	4	0
6.500% due 02/25/2009 - 06/17/2038	506,549	511,770
6.569% due 03/01/2024	43	43
6.703% due 08/01/2028	1,421	1,499
6.825% due 08/01/2009	4,408	4,482
6.836% due 06/01/2023	59	59
6.850% due 12/18/2027	2,153	2,203
6.866% due 11/01/2031	60	62
6.875% due 02/01/2018	156	158
6.900% due 09/01/2009	1,541	1,571
6.957% due 05/01/2029 - 11/01/2035	4,171	4,310
7.000% due 04/25/2008 - 07/25/2008 (b)	73	2
7.000% due 01/01/2016 - 09/01/2032	5,408	5,584
7.007% due 11/01/2031	93	94
7.033% due 01/01/2030	234	239
7.070% due 06/01/2019	12	12
7.075% due 01/01/2027	76	76
7.085% due 05/01/2028	15	15
7.098% due 02/01/2026	13	14
7.105% due 04/01/2030	9	9
7.114% due 11/01/2025	137	139
7.138% due 03/01/2025	35	35
7.165% due 12/01/2031	27	27
7.180% due 04/01/2022	74	76
7.190% due 04/01/2024 - 04/01/2030	45	45
7.195% due 02/01/2025 - 05/01/2027	289	293
7.199% due 02/01/2027	159	161
7.200% due 11/01/2025 - 11/01/2026	351	352
7.224% due 05/01/2026	50	51
7.229% due 12/01/2026	11	11
7.250% due 02/01/2009 - 10/01/2011	5	5
7.252% due 04/01/2030	190	190
7.262% due 03/01/2030	439	450
7.275% due 10/01/2028	102	103
7.277% due 09/01/2030	27	27
7.315% due 09/01/2028	11	12
7.381% due 07/01/2024	18	18
7.455% due 09/01/2023	177	179
7.485% due 12/01/2029	5	5
7.491% due 08/01/2014	8	8
7.500% due 12/01/2012 - 07/25/2041	5,192	5,431
7.720% due 02/01/2024	133	134
7.730% due 01/01/2025 - 05/01/2030	1,159	1,221
7.800% due 10/25/2022 - 06/25/2026	349	362
8.000% due 07/01/2007 - 08/01/2030	18	19
8.200% due 04/25/2025	894	920
8.500% due 04/01/2008 - 11/01/2017	257	271
8.750% due 11/25/2019	52	55
9.000% due 03/01/2010 - 06/01/2027	321	342
9.000% due 05/25/2022 - 06/25/2022 (b)	54	11
9.017% due 06/25/2032	454	474
9.500% due 11/01/2010 - 04/01/2025	603	657
15.500% due 10/01/2012	1	2
510.000% due 09/25/2019 (b)	0	6
839.670% due 08/25/2020 (b)	0	2
Farmer Mac
6.775% due 01/25/2013	2,287	2,305
8.425% due 04/25/2030	1,251	1,245
Federal Home Loan Bank
0.000% due 02/27/2012	1,900	1,752
Federal Housing Administration
6.875% due 12/01/2016	294	293
6.896% due 07/01/2020	384	384
7.400% due 02/01/2021	580	583
7.430% due 07/01/2018 - 07/01/2024	6,442	6,482
Freddie Mac
0.000% due 01/15/2009 (c)	25	25
2.675% due 12/15/2023 (b)	59	0
3.500% due 12/15/2022 - 07/15/2032	250	233
4.000% due 10/15/2010	750	723
4.360% due 03/01/2033	232	232
4.500% due 04/15/2013 - 04/01/2020	1,489	1,477
5.000% due 09/15/2016 - 07/01/2037	1,234,233	1,162,517
5.470% due 12/25/2032	5	5
5.500% due 11/01/2028 - 07/01/2037	828,991	800,314
5.520% due 03/15/2031	640	642
5.549% due 05/01/2017 - 09/01/2018	390	392
5.560% due 07/25/2031	25	25
5.570% due 05/25/2031	468	468
5.600% due 09/25/2031	60	60
5.622% due 07/01/2030	373	376
5.670% due 12/15/2029 - 12/15/2030	1,935	1,941
5.736% due 03/01/2032	175	178
5.742% due 08/15/2032	1,914	1,913
5.770% due 11/15/2030 - 12/15/2031	211	213
5.820% due 02/15/2028 - 03/15/2032	271	273
5.825% due 03/15/2024 - 09/15/2026	686	691
5.870% due 03/15/2032	10	10
5.875% due 05/15/2023	3	3
5.876% due 08/01/2018	94	95
5.968% due 03/01/2029	193	196
6.000% due 03/01/2017 - 07/01/2037	539,332	534,413
6.125% due 09/01/2018	17	17
6.250% due 04/01/2019 - 12/15/2028	2,129	2,153
6.270% due 04/15/2031	11,032	11,289
6.298% due 07/01/2019	164	165
6.375% due 07/01/2019	71	72
6.427% due 07/25/2044	41,375	41,725
6.497% due 08/01/2030	21	21
6.500% due 08/15/2008 - 12/01/2036	232,422	235,032
6.500% due 10/15/2013 (b)	71	5
6.520% due 07/15/2027	3,197	3,314
6.571% due 07/01/2029	125	126
6.678% due 10/01/2023	1,287	1,290
6.875% due 05/01/2023	33	33
6.923% due 01/01/2028	116	118
7.000% due 01/15/2008 - 12/01/2032	2,153	2,197
7.000% due 07/15/2008 - 10/25/2023 (b)	85	17
7.073% due 09/01/2027	73	74
7.074% due 06/01/2022	9	9
7.085% due 06/01/2022	62	63
7.093% due 10/01/2027	36	36
7.099% due 08/01/2029	116	118
7.112% due 10/01/2018	11	11
7.117% due 05/01/2032	37	37
7.125% due 04/01/2018	25	25
7.161% due 11/01/2027	174	177
7.163% due 03/01/2027	53	54
7.190% due 02/01/2029	533	540
7.200% due 09/01/2027	26	26
7.205% due 04/01/2031	11	11
7.206% due 09/01/2026	452	457
7.210% due 04/01/2025	41	42
7.212% due 11/01/2028	31	31
7.221% due 07/01/2028	1,058	1,068
7.231% due 08/01/2031	22	23
7.237% due 06/01/2024	50	50
7.250% due 08/01/2031	3	3
7.253% due 05/01/2032	243	247
7.260% due 09/01/2028	56	57
7.263% due 08/01/2027	26	27
7.266% due 07/01/2027	124	126
7.274% due 10/01/2024	181	182
7.275% due 11/01/2029	2,544	2,601
7.288% due 11/01/2027	226	228
7.305% due 02/01/2031	30	30
7.314% due 12/01/2029	577	587
7.325% due 05/01/2019	17	17
7.335% due 10/01/2024	125	127
7.366% due 11/01/2027	32	33
7.375% due 02/01/2027	136	136
7.377% due 11/01/2031	6	6
7.378% due 12/01/2026	36	37
7.380% due 07/01/2030	3	3
7.400% due 01/01/2029	4	4
7.432% due 10/01/2023	101	102
7.433% due 05/01/2032	1,268	1,291
7.436% due 05/01/2032	859	869
7.459% due 09/01/2024	44	45
7.500% due 01/01/2008 - 06/01/2031	1,244	1,280
7.500% due 08/15/2029 (b)	35	8
7.645% due 05/01/2025	1,322	1,408
8.000% due 03/01/2009 - 09/01/2030	125	130
8.250% due 06/01/2008	3	3
8.500% due 12/01/2008 - 08/01/2027	441	448
9.000% due 12/15/2020 - 02/15/2021	526	530
9.050% due 06/15/2019	94	93
9.500% due 12/15/2020 - 06/01/2021	453	457
10.750% due 09/01/2009 - 05/01/2010	1	1
Ginnie Mae
3.250% due 07/16/2026	1,922	1,883
4.000% due 07/16/2026	1,922	1,895
4.125% due 12/20/2027 - 12/20/2029	473	479
4.375% due 06/20/2023 - 04/20/2030	840	852
4.500% due 08/20/2028 - 09/20/2029	149	150
4.750% due 07/20/2022 - 02/20/2032	2,202	2,221
5.000% due 04/20/2030 - 07/20/2035	6,642	6,693
5.125% due 12/20/2018 - 01/20/2030	5,694	5,765
5.250% due 03/20/2029 - 03/20/2030	470	474
5.375% due 04/20/2017 - 05/20/2032	34,001	34,437
5.380% due 05/20/2022 - 05/20/2030	261	264
5.500% due 08/20/2027 - 03/15/2036	729,877	711,335
5.520% due 02/16/2032	157	157
5.620% due 01/16/2031	34	35
5.670% due 06/20/2032	527	530
5.720% due 06/16/2031 - 03/16/2032	1,442	1,453
5.750% due 08/20/2017 - 09/20/2027	1,334	1,347
5.770% due 10/16/2030	76	77
5.820% due 02/16/2030 - 04/16/2032	1,122	1,135
5.870% due 12/16/2025	792	801
5.875% due 04/20/2019 - 11/20/2031	3,739	3,772
5.920% due 02/16/2030	130	132
5.970% due 02/16/2030	124	126
6.000% due 12/15/2008 - 07/01/2037	314,823	313,675
6.125% due 10/20/2018 - 12/20/2029	2,792	2,827
6.250% due 01/20/2028 - 02/20/2030	5,079	5,125
6.270% due 03/20/2031	5,833	5,926
6.320% due 02/20/2031	3,435	3,529
6.375% due 03/20/2021 - 03/20/2028	1,250	1,262
6.500% due 05/15/2009 - 07/01/2037	159,306	161,930
6.625% due 11/20/2020	2	2
6.921% due 03/16/2041	4,886	5,270
7.000% due 09/15/2012 - 02/16/2029	1,854	1,907
7.270% due 12/15/2040	1,741	1,808
7.500% due 12/15/2022 - 11/15/2031	2,602	2,677
7.750% due 10/15/2025	21	22
8.000% due 09/15/2008 - 09/20/2031	6,541	6,981
8.500% due 06/15/2027 - 03/20/2031	1,211	1,301
9.000% due 04/15/2020 - 08/20/2030	138	149
9.500% due 12/15/2021	70	77
Small Business Administration
6.344% due 08/01/2011	500	506
6.640% due 02/01/2011	579	589
7.190% due 12/01/2019	412	428
7.220% due 11/01/2020	1,112	1,158
7.449% due 08/01/2010	427	433
8.017% due 02/10/2010	75	77
Vendee Mortgage Trust
6.500% due 05/15/2008 - 03/15/2029	2,793	2,843

Total U.S. Government Agencies (Cost $13,824,848)		13,647,737

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
5.125% due 05/15/2016	5,550	5,583

Total U.S. Treasury Obligations (Cost $5,562)		5,583

MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	10,860	10,656
4.440% due 02/25/2045	5,355	5,264
Arkle Master Issuer PLC
5.300% due 11/19/2007	2,000	2,001
Asset Securitization Corp.
6.920% due 02/14/2029	3	3
Banc of America Mortgage Securities, Inc.
4.250% due 04/25/2034	243	239
6.500% due 10/25/2031	295	298
7.429% due 07/20/2032	89	91
7.472% due 06/20/2031	762	764
Banc of America Structural Security Trust
5.820% due 10/11/2033	440	444
Bear Stearns Adjustable Rate Mortgage Trust
5.329% due 02/25/2033	83	85
6.048% due 01/25/2034	55	55
6.337% due 11/25/2030	28	28
Bear Stearns Alt-A Trust
5.377% due 05/25/2035	1,719	1,712
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	63	62
5.910% due 02/14/2031	17	17
7.000% due 05/20/2030	1,836	1,962
Bear Stearns Mortgage Securities, Inc.
6.474% due 06/25/2030	131	133
CC Mortgage Funding Corp.
5.500% due 05/25/2036	1,518	1,520
5.570% due 08/25/2035	1,571	1,578
5.827% due 01/25/2035	1,455	1,456
Citicorp Mortgage Securities, Inc.
5.625% due 12/25/2019	29	28
6.500% due 02/25/2024	847	842
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	5,128	5,134
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	6	5
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,094	6,136
Countrywide Alternative Loan Trust
5.000% due 06/25/2033	1,156	1,152
5.390% due 10/25/2046	4,808	4,811
5.470% due 05/20/2046	140	140
5.530% due 05/25/2035	3,998	4,002
5.540% due 05/25/2035	698	698
5.570% due 05/25/2035	1,080	1,081
5.600% due 02/25/2037	388	389
6.000% due 10/25/2032	574	569
Countrywide Home Loan Mortgage Pass-Through Trust
3.908% due 11/19/2033	89	88
5.590% due 05/25/2034	153	153
5.610% due 04/25/2035	2,415	2,422
5.630% due 03/25/2035	7,700	7,720
5.640% due 03/25/2035	34,742	34,855
5.650% due 02/25/2035	2,329	2,337
5.660% due 02/25/2035	75	76
5.910% due 08/25/2034	6,722	6,750
6.834% due 07/19/2031	18	18
7.496% due 11/19/2033	31	31
CS First Boston Mortgage Securities Corp.
4.832% due 04/15/2037	3,000	2,822
6.890% due 06/25/2032	11	11
7.290% due 09/15/2041	61	62
Denver Arena Trust
6.940% due 11/15/2019	9,974	9,994
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	869	870
7.340% due 10/10/2032	5,750	5,951
DLJ Mortgage Acceptance Corp.
7.201% due 11/25/2023	17	17
Fairfax Funding Trust
6.483% due 04/02/2013	250	252
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,029
8.970% due 09/18/2027	4,000	527
Fifth Third Mortgage Loan Trust
7.293% due 11/19/2032	296	297
First Horizon Asset Securities, Inc.
5.949% due 09/25/2033	25	25
First Nationwide Trust
6.750% due 08/21/2031	529	528
First Republic Mortgage Loan Trust
5.620% due 08/15/2032	22,522	22,577
5.670% due 11/15/2031	8,697	8,731
6.241% due 11/15/2031	2,071	2,243
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	638	643
7.151% due 12/15/2016	1,524	1,528
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	8,836	8,745
Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	3,360	3,363
5.550% due 06/25/2045	11,604	11,632
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	7,870	7,966
GSRPM Mortgage Loan Trust
5.720% due 11/25/2031	4,340	4,348
Harborview Mortgage Loan Trust
5.410% due 01/19/2038	2,040	2,042
5.510% due 01/19/2038	28,930	28,979
5.510% due 02/19/2046	16,865	16,852
5.540% due 05/19/2035	9,340	9,354
Indymac ARM Trust
6.633% due 01/25/2032	31	31
Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046	4,098	4,100
5.560% due 04/25/2035	8,182	8,193
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	80	18
LB Commercial Conduit Mortgage Trust
6.480% due 02/18/2030	92	92
LB Mortgage Trust
8.445% due 01/20/2017	3,042	3,329
LB-UBS Commercial Mortgage Trust
6.133% due 12/15/2030	470	479
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	4,823	4,826
MASTR Asset Securitization Trust
5.500% due 09/25/2033	7,010	6,714
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	387	397
Mellon Residential Funding Corp.
5.670% due 11/15/2031	4,103	4,110
5.760% due 12/15/2030	3,897	3,914
6.200% due 11/15/2031	403	406
Merrill Lynch Mortgage Investors, Inc.
0.737% due 04/25/2028 (b)	1,449	56
Merrill Lynch Mortgage Trust
1.753% due 07/12/2034 (b)	65,884	1,832
MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	399	400
6.974% due 01/25/2029	4,000	4,002
Morgan Stanley Capital I
7.500% due 08/15/2022	555	556
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	1,749	1,754
Nationslink Funding Corp.
5.670% due 11/10/2030	293	294
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	383	397
Ocwen Residential Mortgage-Backed Securities Corp.
6.854% due 06/25/2039	709	557
Prime Mortgage Trust
5.000% due 02/25/2019	34	33
Residential Accredit Loans, Inc.
5.420% due 09/25/2046	2,609	2,608
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	724	730
Salomon Brothers Mortgage Securities VII, Inc.
7.056% due 11/25/2022	7	7
Sequoia Mortgage Trust
4.081% due 04/20/2035	8,734	8,577
5.670% due 10/19/2026	200	200
5.670% due 07/20/2033	4,906	4,929
5.700% due 10/20/2027	4,679	4,685
Starwood Commercial Mortgage Trust
6.920% due 02/03/2014	1,000	1,025
Structured Adjustable Rate Mortgage Loan Trust
5.810% due 06/25/2034	1,691	1,694
Structured Asset Mortgage Investments, Inc.
5.500% due 06/25/2036	25,169	25,219
5.530% due 04/25/2036	41,888	41,953
5.540% due 05/25/2036	4,244	4,253
5.550% due 05/25/2045	4,301	4,306
5.650% due 09/19/2032	9,107	9,121
5.670% due 03/19/2034	2,430	2,436
5.894% due 05/02/2030	303	303
6.361% due 05/25/2022	2,611	2,534
Structured Asset Securities Corp.
4.510% due 01/25/2034	7,777	7,793
5.000% due 05/25/2035	27,028	25,199
5.329% due 10/25/2035	1,621	1,620
6.063% due 02/25/2032	6	6
6.150% due 07/25/2032	7	7
6.430% due 08/25/2032	755	754
7.197% due 01/25/2032	386	385
Thornburg Mortgage Securities Trust
5.470% due 12/25/2036	4,599	4,604
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	3,811	3,813
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 09/25/2032	7,435	7,311
7.474% due 11/25/2030	1,066	1,062
Washington Mutual, Inc.
5.094% due 10/25/2032	47	47
5.510% due 04/25/2045	756	756
5.550% due 04/25/2045	350	350
5.580% due 11/25/2045	2,205	2,213
5.610% due 10/25/2045	14,232	14,266
5.630% due 01/25/2045	11,477	11,503
5.710% due 12/25/2045	1,545	1,547
5.720% due 07/25/2045	1,094	1,095
5.724% due 07/25/2046	15,647	15,719
5.724% due 08/25/2046	988	993
5.745% due 11/25/2034	6,516	6,543
5.860% due 12/25/2027	4,325	4,327
5.875% due 07/25/2044	1,062	1,066
5.960% due 12/25/2027	593	593
6.429% due 06/25/2042	1,788	1,787
6.429% due 08/25/2042	3,965	3,980
Wells Fargo Mortgage-Backed Securities Trust
3.990% due 12/25/2034	10,494	10,283

Total Mortgage-Backed Securities (Cost $553,813)		549,885

ASSET-BACKED SECURITIES 5.8%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	826	827
5.720% due 10/25/2035	4,000	4,008
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,912
Accredited Mortgage Loan Trust
5.360% due 09/25/2036	5,699	5,703
ACE Securities Corp.
5.370% due 06/25/2036	231	232
5.400% due 10/25/2036	4,685	4,688
5.450% due 05/25/2036	10,000	10,006
6.020% due 08/25/2030	102	102
AFC Home Equity Loan Trust
5.730% due 06/24/2029	871	875
5.870% due 12/26/2029	42	43
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,623	2,606
American Express Credit Account Master Trust
5.320% due 01/18/2011	2,000	1,999
Amortizing Residential Collateral Trust
5.590% due 06/25/2032	86	86
5.610% due 07/25/2032	736	737
5.670% due 10/25/2031	470	471
Amresco Residential Securities Mortgage Loan Trust
5.815% due 06/25/2028	237	237
5.875% due 06/25/2027	1,117	1,118
5.950% due 09/25/2028	2,257	2,259
6.260% due 06/25/2029	204	204
Argent Securities, Inc.
5.380% due 05/25/2036	1,262	1,263
5.400% due 01/25/2036	168	168
Asset-Backed Funding Certificates
5.360% due 09/25/2036	5,280	5,283
6.340% due 03/25/2032	1,656	1,658
Asset-Backed Securities Corp. Home Equity
5.380% due 05/25/2036	5,161	5,165
5.380% due 07/25/2036	1,426	1,427
5.840% due 06/15/2031	332	332
Bank One Issuance Trust
5.440% due 06/15/2010	1,000	1,001
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035	228	228
5.520% due 09/25/2034	1,027	1,029
5.920% due 10/25/2032	956	960
5.970% due 02/25/2034	439	441
6.070% due 11/25/2042	2,406	2,431
Carrington Mortgage Loan Trust
5.360% due 05/25/2036	4,173	4,174
5.370% due 10/25/2036	622	622
5.400% due 01/25/2036	3,841	3,844
CDC Mortgage Capital Trust
6.370% due 01/25/2033	2,812	2,815
Centex Home Equity
5.620% due 01/25/2032	167	167
6.170% due 01/25/2032	1,935	1,938
Charming Shoppes Master Trust
5.650% due 05/15/2014	6,000	6,059
Chase Credit Card Master Trust
5.670% due 02/15/2011	7,000	7,038
Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 08/25/2032	1,046	1,047
5.980% due 11/25/2032	1,958	1,960
Chase Issuance Trust
5.340% due 07/15/2010	945	946
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	2,438	2,443
5.610% due 03/25/2033	516	518
5.970% due 12/25/2031	1,521	1,526
Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	4,745	4,748
Community Program Loan Trust
4.500% due 10/01/2018	928	914
Conseco Finance
6.020% due 08/15/2033	3,817	3,821
6.820% due 05/15/2032	1,571	1,576
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	14,548	11,780
8.200% due 02/01/2032	40,000	32,887
8.400% due 02/01/2032	2,266	183
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	9,610	9,613
5.370% due 01/25/2037	6,154	6,157
5.380% due 03/25/2037	6,299	6,303
5.390% due 06/25/2036	1,298	1,299
5.390% due 12/25/2036	519	519
5.430% due 10/25/2046	1,856	1,857
5.530% due 10/25/2035	361	361
5.770% due 06/25/2033	902	907
Credit-Based Asset Servicing & Securitization LLC
5.470% due 10/25/2036	2,003	2,005
5.660% due 10/25/2030	11	11
5.950% due 06/25/2032	244	244
CS First Boston Mortgage Securities Corp.
5.680% due 05/25/2044	1,705	1,709
Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029	22	22
Embarcadero Aircraft Securitization Trust
6.420% due 08/15/2025 (a)	9,100	137
EMC Mortgage Loan Trust
5.690% due 05/25/2040	1,373	1,376
Equifirst Mortgage Loan Trust
5.540% due 04/25/2035	1,662	1,664
5.560% due 01/25/2034	565	566
Fieldstone Mortgage Investment Corp.
5.400% due 05/25/2036	907	907
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	21,040	21,053
5.700% due 10/25/2034	3,148	3,159
First International Bank N.A.
5.870% due 03/15/2027	4,519	3,187
5.900% due 04/15/2026	385	167
First North American National Bank
5.640% due 07/16/2011	15,000	15,011
First Plus Home Loan Trust
7.670% due 05/10/2024	1,753	1,804
Fremont Home Loan Trust
5.490% due 01/25/2036	1,874	1,876
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	2,983	2,985
5.420% due 12/25/2035	89	89
GMAC Mortgage Corp. Loan Trust
5.560% due 01/25/2029	2,237	2,240
Green Tree Financial Corp.
6.240% due 11/01/2016	4,750	4,737
7.060% due 02/01/2031	7,000	6,027
7.400% due 06/15/2027	3,882	3,997
7.550% due 01/15/2029	451	467
8.000% due 07/15/2018	1,457	1,376
8.050% due 10/15/2027	534	553
9.100% due 04/15/2025	3,278	3,397
GSAMP Trust
5.390% due 06/25/2036	14,336	14,346
5.390% due 09/25/2036	5,308	5,312
5.440% due 12/25/2035	1,479	1,479
5.470% due 10/25/2036	10,000	10,006
GSRPM Mortgage Loan Trust
5.700% due 09/25/2042	2,092	2,096
HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	2,294	2,302
Home Equity Asset Trust
5.480% due 05/25/2036	8,000	8,006
IMC Home Equity Loan Trust
6.880% due 11/20/2028	370	369
7.520% due 08/20/2028	101	101
Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036	2,548	2,550
Irwin Home Equity Corp.
6.220% due 02/25/2029	2,178	2,182
Ischus CDO Ltd.
5.600% due 07/10/2047	873	874
JPMorgan Mortgage Acquisition Corp.
5.390% due 03/25/2036	1,572	1,573
5.400% due 08/25/2036	4,510	4,512
5.440% due 09/25/2035	19	19
5.530% due 06/25/2035	677	678
Lehman XS Trust
5.400% due 06/25/2046	5,994	5,997
5.400% due 07/25/2046	1,822	1,823
5.400% due 08/25/2046	7,419	7,425
5.410% due 05/25/2046	1,547	1,547
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	11,300	11,308
5.380% due 05/25/2046	2,324	2,326
5.400% due 02/25/2036	1,462	1,463
5.410% due 01/25/2036	6,636	6,641
6.745% due 03/25/2032	4,370	4,376
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	862	863
5.430% due 11/25/2035	1,762	1,763
MBNA Credit Card Master Note Trust
5.501% due 09/15/2010	2,000	2,004
Merrill Lynch Mortgage Investors, Inc.
5.380% due 10/25/2037	5,975	5,979
5.400% due 09/25/2037	10,114	10,120
Mesa Trust Asset-Backed Certificates
5.720% due 12/25/2031	1,630	1,657
Mid-State Trust
6.340% due 10/15/2036	1,934	1,918
7.340% due 07/01/2035	1,152	1,214
7.400% due 07/01/2035	49	52
7.790% due 07/01/2035	66	69
7.791% due 03/15/2038	2,447	2,585
8.330% due 04/01/2030	13,107	13,685
Morgan Stanley ABS Capital I
5.350% due 06/25/2036	78	78
5.360% due 04/25/2036	1,692	1,692
5.360% due 07/25/2036	7,768	7,772
5.360% due 09/25/2036	342	342
5.390% due 02/25/2036	3,946	3,949
5.390% due 03/25/2036	352	352
5.400% due 12/25/2035	186	186
5.420% due 10/25/2036	5,000	4,999
Morgan Stanley Home Equity Loans
5.430% due 08/25/2035	405	405
Nelnet Student Loan Trust
5.445% due 07/25/2016	1,323	1,326
New Century Home Equity Loan Trust
5.380% due 05/25/2036	237	237
NPF XII, Inc.
2.200% due 12/01/2003 (a)	13,800	64
2.232% due 10/01/2003 (a)	49,000	228
2.462% due 11/01/2003 (a)	3,000	14
Oakwood Mortgage Investors, Inc.
5.695% due 03/15/2018	1,498	1,317
7.500% due 01/15/2021	998	1,001
Option One Mortgage Loan Trust
5.920% due 01/25/2032	343	343
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	13,000
Ownit Mortgage Loan Asset-Backed Certificates
5.380% due 03/25/2037	1,962	1,962
Popular ABS Mortgage Pass-Through Trust
5.450% due 11/25/2035	342	342
Preferred Credit Corp.
7.590% due 07/25/2026	211	210
Quest Trust
5.760% due 09/25/2034	641	641
5.970% due 09/25/2034	427	428
Renaissance Home Equity Loan Trust
5.760% due 08/25/2033	651	653
5.820% due 12/25/2033	5,751	5,798
6.120% due 08/25/2032	3,000	3,024
Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	197	197
5.400% due 02/25/2036	1,259	1,259
5.400% due 10/25/2036	6,559	6,562
5.440% due 10/25/2036	12,488	12,495
Residential Asset Securities Corp.
5.380% due 04/25/2036	2,958	2,960
5.390% due 11/25/2036	8,048	8,054
5.400% due 10/25/2036	5,217	5,220
5.820% due 07/25/2032	2,790	2,792
5.900% due 06/25/2033	324	325
5.920% due 06/25/2032	218	218
Residential Funding Mortgage Securities II, Inc.
8.350% due 12/25/2024	1,256	1,253
8.350% due 03/25/2025	256	256
Residential Mortgage Loan Trust
6.875% due 09/25/2029	264	265
SACO I, Inc.
5.580% due 06/25/2036	2,539	2,541
Salomon Brothers Mortgage Securities VII, Inc.
6.275% due 01/25/2032	382	383
6.295% due 10/25/2028	664	664
6.930% due 08/25/2028	811	789
Saxon Asset Securities Trust
5.380% due 11/25/2036	6,657	6,659
5.660% due 12/26/2034	1,639	1,642
5.820% due 03/25/2032	1,923	1,925
Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036	2,222	2,223
SLM Student Loan Trust
5.365% due 01/26/2015	628	629
SMS Student Loan Trust
5.420% due 10/27/2025	408	405
Soundview Home Equity Loan Trust
5.380% due 11/25/2036	693	693
5.420% due 10/25/2036	1,591	1,592
5.430% due 11/25/2035	739	740
5.550% due 06/25/2035	683	684
Specialty Underwriting & Residential Finance
5.370% due 09/25/2037	33,794	33,796
5.660% due 01/25/2034	289	289
Structured Asset Investment Loan Trust
5.400% due 01/25/2036	2,039	2,040
5.430% due 08/25/2035	25	25
Structured Asset Securities Corp.
5.370% due 10/25/2036	11,530	11,535
5.440% due 02/25/2036	3,000	3,001
5.450% due 12/25/2035	1,671	1,672
5.610% due 01/25/2033	17	17
5.720% due 05/25/2034	1,235	1,241
6.370% due 01/25/2033	1,372	1,375
Trapeza CDO I LLC
6.015% due 11/16/2034	1,000	998
Triton Aviation Finance
8.320% due 06/15/2025 (a)	4,500	0
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,170
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	113	118
Wells Fargo Home Equity Trust
5.430% due 11/25/2035	11,769	11,776
5.560% due 10/25/2035	50,000	50,074
5.570% due 12/25/2035	18,500	18,541

Total Asset-Backed Securities (Cost $723,001)		650,963

SHORT-TERM INSTRUMENTS 1.8%
Commercial Paper 1.1%
Freddie Mac
4.800% due 07/02/2007	121,500	121,500
Societe Generale NY
5.245% due 11/26/2007	4,000	3,947

		125,447

U.S. Treasury Bills 0.7%
4.560% due 08/30/2007 - 09/13/2007 (d)(e)(i)	73,950	73,174

Total Short-Term Instruments (Cost $198,738)		198,621

Purchased Options (k) 0.0% (Cost $5,590)		1,141
Total Investments (g) 133.8% (Cost $15,314,502)		$15,057,312
Written Options (l) (0.0%) (Premiums $5,597)		(1,283)
Other Assets and Liabilities (Net) (33.8%)		(3,804,413)

Net Assets 100.0%		$11,251,615

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Securities with an aggregate market value of $63,055 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(f) Securities with an aggregate market value of $207,434 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2007.

(g) As of June 30, 2007, portfolio securities with an aggregate value of $47,185 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(h) The average amount of borrowing outstanding during the period ended June 30, 2007 was $1,692,231 at a weighted average interest rate of 5.30%. On June 30, 2007, securities valued at $888,610 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $4,770 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	12,899	$(1,125)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	3,390	1,964

				$839

(j) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.600% due 04/05/2041	Buy	(1.250%)	04/05/2041	$2,000	$271
Bank of America	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 01/10/2045	Buy	(1.580%)	01/10/2045	3,500	508
Bank of America	TABS Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 08/07/2045	Buy	(4.200%)	08/07/2045	1,500	159
Bank of America	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(4.300%)	08/07/2045	2,373	363
Bank of America	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 02/09/2046	Buy	(1.690%)	02/09/2046	5,000	1,040
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%)	05/03/2046	2,000	571
Bank of America	Kent Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.550% due 05/08/2046	Buy	(1.830%)	05/08/2046	4,000	731
Bank of America	Furlong CDO floating rate based on 3-Month USD-LIBOR plus 2.950% due 10/11/2046	Buy	(3.730%)	10/11/2046	4,948	706
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%)	01/09/2047	8,000	2,671
Bank of America	Cairn Mezzanine ABS CDO PLC floating rate based on 3-Month USD-LIBOR plus 3.250% due 02/13/2047	Buy	(3.750%)	02/13/2047	5,000	1,365
Bank of America	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.300% due 02/15/2047	Buy	(1.730%)	02/15/2047	3,000	729
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%)	11/11/2051	2,000	387
Barclays Bank PLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 02/25/2034	Buy	(0.490%)	02/25/2034	4,000	(101)
Barclays Bank PLC	Specialty Underwriting & Residential Finance Trust floating rate based on 1-Month USD-LIBOR plus 1.300% due 02/25/2035	Buy	(0.590%)	02/25/2035	4,000	(91)
Barclays Bank PLC	Structured Asset Investment Loan Trust floating rate based on 1-Month USD-LIBOR plus 0.820% due 02/25/2035	Buy	(0.610%)	02/25/2035	4,000	10
Barclays Bank PLC	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 1.350% due 03/25/2036	Buy	(0.870%)	03/25/2036	5,000	501
Barclays Bank PLC	Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%)	04/25/2036	5,000	359
Barclays Bank PLC	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Sell	1.670%	07/25/2036	5,000	134
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%)	06/28/2046	2,000	615
Bear Stearns & Co., Inc.	Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%)	07/20/2018	5,000	46
Bear Stearns & Co., Inc.	Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	Buy	(1.150%)	11/12/2037	4,000	(17)
Bear Stearns & Co., Inc.	KLIO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.800% due 04/23/2039	Buy	(1.700%)	04/23/2039	4,000	378
Bear Stearns & Co., Inc.	Trinity CDO, Inc. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(1.700%)	03/08/2040	1,000	151
Bear Stearns & Co., Inc.	LB-UBS Commercial Mortgage Trust 5.404% due 09/15/2040	Buy	(1.170%)	09/15/2040	4,000	(35)
Bear Stearns & Co., Inc.	BFC Genesee CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.650% due 01/10/2041	Buy	(1.450%)	01/10/2041	2,500	604
Bear Stearns & Co., Inc.	Lancer Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 04/06/2046	Buy	(2.900%)	04/06/2046	7,500	1,603
Bear Stearns & Co., Inc.	Midori CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.100% due 02/15/2047	Buy	(4.030%)	02/15/2047	3,000	803
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%)	10/20/2020	5,000	26
Citibank N.A.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Sell	3.550%	02/25/2036	5,000	181
Credit Suisse First Boston	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/10/2046	Buy	(2.120%)	12/10/2046	10,000	1,893
Deutsche Bank AG	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.050% due 07/25/2036	Buy	(1.100%)	07/25/2036	5,000	928
Deutsche Bank AG	Commercial Mortgage-Backed Index	Sell	1.340%	10/12/2052	8,000	5
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	1,500	(11)
Goldman Sachs & Co.	Novastar Home Equity Loan floating rate based on 1-Month USD-LIBOR plus 3.500% due 09/25/2034	Buy	(2.200%)	09/25/2034	10,000	(303)
Goldman Sachs & Co.	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 3.500% due 12/25/2034	Buy	(2.200%)	12/25/2034	10,000	1,067
Goldman Sachs & Co.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.275% due 03/08/2040	Buy	(3.900%)	03/08/2040	1,500	259
Goldman Sachs & Co.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 04/01/2045	Buy	(1.325%)	04/01/2045	2,000	153
JPMorgan Chase & Co.	Octagon Investment Partners X Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 10/18/2020	Buy	(1.850%)	10/18/2020	1,000	5
JPMorgan Chase & Co.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Buy	(1.500%)	10/25/2035	3,000	(5)
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%)	12/05/2051	2,500	706
Lehman Brothers, Inc.	Saratoga CLO I Ltd. floating rate based on 3-Month USD-LIBOR plus 1.480% due 12/15/2019	Buy	(1.880%)	12/15/2019	3,000	(16)
Lehman Brothers, Inc.	Encore Credit Receivables Trust floating rate based on 1-Month USD-LIBOR plus 1.350% due 10/25/2035	Sell	1.630%	10/25/2035	3,000	15
Lehman Brothers, Inc.	Securitized Asset-Backed Receivables LLC Trust floating rate based on 1-Month USD-LIBOR plus 1.400% due 10/25/2035	Buy	(0.940%)	10/25/2035	10,000	429
Lehman Brothers, Inc.	Residential Asset Securities Corp. floating rate based on 1-Month USD-LIBOR plus 1.200% due 04/25/2036	Buy	(1.090%)	04/25/2036	5,000	931
Lehman Brothers, Inc.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%)	03/08/2040	5,000	546
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.500% due 12/05/2040	Buy	(1.450%)	12/05/2040	6,810	867
Lehman Brothers, Inc.	Altius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 2.750% due 12/05/2040	Buy	(3.250%)	12/05/2040	6,679	1,019
Lehman Brothers, Inc.	GSC ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.750% due 11/12/2045	Buy	(1.400%)	11/12/2045	9,000	1,086
Lehman Brothers, Inc.	Vertical CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 3.350% due 02/09/2046	Buy	(3.200%)	02/09/2046	2,468	538
Lehman Brothers, Inc.	Citius Funding Ltd. floating rate based on 1-Month USD-LIBOR plus 1.370% due 05/05/2046	Buy	(1.440%)	05/05/2046	11,125	2,229
Lehman Brothers, Inc.	RFC CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 07/15/2051	Buy	(3.100%)	07/15/2051	4,892	875
Merrill Lynch & Co., Inc.	JPMorgan Mortgage Acquisition Corp. floating rate based on 1-month USD-LIBOR plus 2.350% due 05/25/2035	Buy	(1.880%)	05/25/2035	5,000	885
Merrill Lynch & Co., Inc.	Residential Asset Mortgage Products, Inc. floating rate based on 1-Month USD-LIBOR plus 2.450% due 02/25/2036	Buy	(2.370%)	02/25/2036	5,000	1,536
Merrill Lynch & Co., Inc.	First Franklin Mortgage Loan Asset-Backed Certificates floating rate based on 1-Month USD-LIBOR plus 2.800% due 03/25/2036	Buy	(1.900%)	03/25/2036	5,000	1,668
Merrill Lynch & Co., Inc.	Soundview Home Equity Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.100% due 07/25/2036	Buy	(1.050%)	07/25/2036	5,000	220
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%)	12/09/2040	3,000	345
Merrill Lynch & Co., Inc.	Avanti Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 06/06/2046	Buy	(1.450%)	06/06/2046	5,000	1,260
Merrill Lynch & Co., Inc.	Avanti Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.250% due 06/06/2046	Buy	(3.450%)	06/06/2046	5,000	1,285
Merrill Lynch & Co., Inc.	Bering CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 3.250% due 09/07/2046	Buy	(3.270%)	09/07/2046	2,500	587
Merrill Lynch & Co., Inc.	Kleros Preferred Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 3.150% due 10/01/2050	Buy	(3.400%)	10/01/2050	5,000	1,041
Merrill Lynch & Co., Inc.	Buckingham CDO Ltd. floating rate based on 1-Month USD-LIBOR plus 1.250% due 09/05/2051	Buy	(1.530%)	09/05/2051	5,000	921
Morgan Stanley	Morgan Stanley ABS Capital I floating rate based on 1-Month USD-LIBOR plus 1.700% due 12/27/2033	Buy	(0.540%)	12/27/2033	4,000	45
Royal Bank of Scotland Group PLC	Home Equity Asset Trust floating rate based on 1-Month USD-LIBOR plus 1.200% due 08/25/2036	Buy	(1.500%)	08/25/2036	5,000	736
UBS Warburg LLC	Asset-Backed Securities Corp. Home Equity floating rate based on 1-Month USD-LIBOR plus 1.550% due 03/25/2035	Buy	(1.250%)	03/25/2035	5,000	120
UBS Warburg LLC	Long Beach Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.450% due 02/25/2036	Buy	(1.270%)	02/25/2036	5,000	1,507
UBS Warburg LLC	CS First Boston Mortgage Securities Corp. 5.250% due 7/15/2037	Buy	(1.080%)	07/15/2037	10,000	8
UBS Warburg LLC	Merrill Lynch Mortgage Trust 5.355% due 06/12/2043	Buy	(1.080%)	06/12/2043	10,000	7
Wachovia Bank N.A.	Race Point CLO floating rate based on 3-Month USD-LIBOR plus 1.650% due 04/15/2020	Buy	(1.950%)	04/15/2020	2,000	2
Wachovia Bank N.A.	Ridgeway Court Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 11/05/2046	Buy	(3.250%)	11/05/2046	6,500	1,594
Wachovia Bank N.A.	Ixis ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%)	12/13/2046	2,000	581

						$42,232

Credit Default Swaps (Asset-Backed Indices)

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	$25,000	$915
Bank of America	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	52,500	(2,656)
Bank of America	Home Equity Index A Rating 2006-2	Buy	(0.440%)	05/25/2046	15,000	87
Barclays Bank PLC	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	25,000	(205)
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	10,000	366
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-1	Buy	(2.670%)	07/25/2045	19,000	695
Bear Stearns & Co., Inc.	Home Equity Index A Rating 2006-2	Buy	(0.440%)	05/25/2046	25,000	1,505
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	14,000	493
Citibank N.A.	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	25,000	993
Citibank N.A.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	35,000	3,571
Citibank N.A.	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	4,000	(416)
Citibank N.A.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	62,000	(222)
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	5,000	502
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	22,000	(485)
Credit Suisse First Boston	Home Equity Index A Rating 2006-2	Buy	(0.440%)	05/25/2046	25,000	1,333
Credit Suisse First Boston	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	1,000	(131)
Deutsche Bank AG	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	17,000	(143)
Goldman Sachs & Co.	Home Equity Index A Rating 2006-1	Sell	0.540%	07/25/2045	50,000	(1,924)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	1,500	13
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	90,000	(4,956)
Goldman Sachs & Co.	Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	7,000	(42)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	33,500	(4,907)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-1	Buy	(1.540%)	07/25/2045	100,000	10,304
JPMorgan Chase & Co.	Home Equity Index AAA Rating 2006-2	Sell	0.110%	05/25/2046	3,000	(17)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	12,000	(2,638)
Lehman Brothers, Inc.	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	10,000	369
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-1	Buy	(2.670%)	07/25/2045	65,000	2,019
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	25,000	876
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	25,000	(876)
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2007-1	Sell	2.240%	08/25/2037	10,000	(552)
Merrill Lynch & Co., Inc.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	21,500	(285)
Morgan Stanley	Home Equity Index BBB Rating 2006-1	Buy	(2.670%)	07/25/2045	20,000	266
Morgan Stanley	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	8,000	(811)
Morgan Stanley	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	20,000	605
Royal Bank of Scotland Group PLC	Home Equity Index A Rating 2006-2	Buy	(0.440%)	05/25/2046	25,000	1,332
UBS Warburg LLC	Home Equity Index A Rating 2006-1	Buy	(0.540%)	07/25/2045	5,000	188
UBS Warburg LLC	Home Equity Index BBB Rating 2006-1	Buy	(2.670%)	07/25/2045	25,000	270
UBS Warburg LLC	Home Equity Index BBB Rating 2006-1	Sell	1.540%	07/25/2045	157,000	(12,508)
UBS Warburg LLC	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	19,000	998
UBS Warburg LLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	154,500	(15,962)

						$(22,036)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/15/2014	$6,800	$451
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	152,500	486
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	11,500	24
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	4,000	(141)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.150% interest rate cap	Receive	Premium Amount of $2,211	10/01/2011	39,000	(1,926)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	5,700	(202)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	5,900	(46)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	115,200	(763)

						$(2,117)

(k) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$924,000	$5,590	$1,141

(l) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$420,000	$5,597	$1,283

(m) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/01/2022	$947,300	$908,964	$915,476
Fannie Mae	5.000%	07/01/2037	1,251,600	1,176,013	1,172,788
Fannie Mae	6.500%	07/01/2037	213,000	214,156	215,030
Freddie Mac	5.500%	07/01/2037	182,000	175,456	175,545
Ginnie Mae	5.500%	07/01/2037	43,500	42,032	42,215

				$2,516,621	$2,521,055

See accompanying notes

Schedule of Investments

Municipal Sector Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 132.5%
Arkansas 1.2%
University of Central Arkansas Revenue Notes, (FGIC Insured), Series 2004
5.000% due 11/01/2010	$410	$420
5.000% due 11/01/2011	840	855
5.000% due 11/01/2012	880	896
5.000% due 11/01/2013	925	942

		3,113

California 14.9%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	5,000	1,255
California State Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,143
California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,776
California State University Revenue Bonds, (FSA Insured), Series 2007
4.500% due 11/01/2044	14,075	13,205
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
7.900% due 06/01/2042	1,600	1,925
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
4.750% due 07/01/2039	7,000	6,989
Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,009
Southern California State Public Power Authority Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	6,116

		37,418

Colorado 7.9%
Colorado State Certificates of Participation Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2030 (c)	8,000	8,264
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,433
El Paso County, Colorado Single-Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,417
Regional Transportation District of Colorado Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	9,085	8,700

		19,814

Florida 2.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2014	7,000	5,167

Idaho 0.4%
Idaho State Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	1,012

Illinois 8.1%
Boone & Winnebago Counties, Illinois Community Unit General Obligation Notes, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	928
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2019	5,195	2,951
0.000% due 12/01/2020	6,550	3,541
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	757
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (b)	5,965	5,433
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,607
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	819
Illinois State Finance Authority Revenue Bonds, Series 1991
0.000% due 07/15/2025	10,000	4,208

		20,244

Indiana 1.0%
Indiana State Ball State University Revenue Bonds, (FSA Insured), Series 2004
5.500% due 07/01/2020	475	530
Merrillville, Indiana Multi-School Building Corporations Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,048

		2,578

Iowa 0.2%
Iowa City, Iowa General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	518

Louisiana 3.5%
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039 (c)	7,560	8,049
6.763% due 05/15/2039	610	682

		8,731

Maryland 0.4%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, 2007
5.000% due 07/01/2027	1,000	1,002

Massachusetts 3.1%
Commonwealth of Massachusetts State General Obligation Bonds, (AMBAC Insured), Series 2004
5.500% due 08/01/2030	500	565
Commonwealth of Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
3.810% due 11/01/2019	2,000	1,943
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034 (c)	5,000	5,061
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	259

		7,828

Michigan 7.6%
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	200	207
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 10/15/2020 (c)	9,905	10,427
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC-GTD Student Loan Insured), Series 2005
4.875% due 03/01/2030 (c)	8,500	8,436

		19,070

Mississippi 1.2%
Mississippi State Housing Finance Corporations Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	2,993

Missouri 0.8%
Lees Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	528
Missouri State Housing Development Commission Revenue Bonds, (GNMA/ FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	500	480
St. Louis, Missouri Industrial Development Authority Revenue Bonds, Series 2007
4.875% due 03/01/2032	1,000	970

		1,978

Nevada 10.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2006
4.750% due 11/01/2035 (c)	25,000	24,998

New Jersey 2.7%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	2,501
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004
5.250% due 07/01/2034	2,000	2,075
New Jersey State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
5.750% due 06/01/2032	820	863
6.000% due 06/01/2037	1,325	1,441

		6,880

New York 9.7%
New York City, New York General Obligation Bonds, (MBIA Insured), Series 1999
5.125% due 05/15/2029 (c)	11,830	12,141
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031 (c)	10,000	10,311
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2024 (c)	1,000	1,047
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
5.490% due 08/15/2022	750	765

		24,264

North Carolina 1.8%
North Carolina State General Obligation Bonds, Series 2001
6.180% due 09/01/2017	4,000	4,426

Oregon 3.0%
Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (b)	1,000	867
0.000% due 06/15/2020 (b)	4,140	3,580
0.000% due 06/15/2021 (b)	3,665	3,158

		7,605

Pennsylvania 5.9%
Commonwealth of Pennsylvania State General Obligation Bonds, (FGIC Insured), Series 1998
5.000% due 12/01/2008 (c)	13,500	13,860
Pittsburgh, Pennsylvania Redevelopment Authority Water & Sewer System Revenue Bonds, (FSA Insured), Series 2000
6.180% due 09/01/2021	1,000	1,013

		14,873

Puerto Rico 0.3%
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	741

Rhode Island 1.2%
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,956

South Carolina 3.7%
Lexington, South Carolina Health Services District Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,568
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	800	849
6.375% due 05/15/2030	6,000	6,814

		9,231

Tennessee 2.1%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,145

Texas 31.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.980% due 02/15/2024	750	765
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035 (c)	10,000	10,261
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	1,997
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	7,725	7,664
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026 (c)	1,500	1,502
Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991
0.000% due 12/01/2009	1,750	1,589
Lancaster, Texas Independent School District General Obligation Revenue Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	984
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	587
Municipal Securities Trust Certificates, Texas Revenue Bonds, Series 2006
7.262% due 04/01/2024	5,360	5,650
San Antonio, Texas General Obligation Notes, Series 2001
5.000% due 08/01/2010	50	51
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030 (c)	7,070	7,294
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,971
4.750% due 05/15/2038 (c)	25,000	24,759
Spring Branch, Texas Independent School District General Obligation Bonds, (FSA PSF-GTD Insured), Series 2007
4.500% due 02/01/2026	3,130	3,004
Tarrant, Texas Regional Water District Revenue Bonds, (FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	5,039
Texas State Capital Area Housing Finance Corporations Revenue Bonds, (FHA/VA Private Mortgage Insured), Series 1984
0.000% due 01/01/2016	6,060	4,164

		78,281

Virginia 0.3%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	755

Washington 5.6%
King County, Washington General Obligation Bonds, (FGIC Insured), Series 2005
8.990% due 01/01/2035	3,410	3,837
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,034
Washington State General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 06/01/2016	6,230	4,221
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2012	6,080	4,829

		13,921

West Virginia 0.9%
Berkeley, Brooke & Fayette Counties, West Virginia Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,356

Wisconsin 1.7%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2027	2,660	2,805
6.375% due 06/01/2032	250	272
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	200	201
Wisconsin State Housing & Economic Development Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	35	35
Wisconsin State Housing & Economic Development Revenue Notes, (MBIA Insured), Series 2002
4.600% due 05/01/2011	905	923

		4,236

Total Municipal Bonds & Notes (Cost $329,793)		332,134

SHORT-TERM INSTRUMENTS 1.8%
Repurchase Agreements 1.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	2,950	2,950

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $3,013. Repurchase proceeds are $2,951.)
U.S. Treasury Bills 0.6%
4.584% due 08/30/2007 - 09/13/2007 (a)(d)	1,475	1,459

Total Short-Term Instruments (Cost $4,412)		4,409

Total Investments 134.3% (Cost $334,205)		$336,543
Other Assets and Liabilities (Net) (34.3%)		(85,901)

Net Assets 100.0%		$250,642

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Coupon represents a weighted average rate.

(b) Security becomes interest bearing at a future date.

(c) Residual Interest Bonds held in trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Portfolio acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(d) Securities with an aggregate market value of $1,459 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note September Futures	Short	09/2007	250	$166
U.S. Treasury 10-Year Note September Futures	Short	09/2007	490	172
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	672	493

				$831

See accompanying notes

Schedule of Investments

Real Return Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.7%
BellSouth Corp.
4.240% due 04/26/2008		$4,600	$4,560
Citigroup, Inc.
5.395% due 01/30/2009		600	600
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	650
Export-Import Bank of Korea
5.570% due 10/04/2011		1,300	1,301
General Electric Capital Corp.
5.400% due 12/12/2008		600	601
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		400	406
Rabobank Nederland
5.376% due 01/15/2009		500	500
Redwood Capital IX Ltd.
7.750% due 01/09/2008		400	402
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	789
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008		1,400	1,401
Vita Capital II Ltd.
6.249% due 01/01/2010		300	300
Vita Capital III Ltd.
6.469% due 01/01/2012		600	601
Wachovia Bank N.A.
5.430% due 12/02/2010		2,100	2,101

Total Corporate Bonds & Notes (Cost $14,222)			14,212

MUNICIPAL BONDS & NOTES 0.4%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	1,090
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		235	236
Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013		300	315
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		300	299
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	529
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,115	1,211

Total Municipal Bonds & Notes (Cost $3,256)			3,680

U.S. GOVERNMENT AGENCIES 14.6%
Fannie Mae
4.656% due 04/01/2035		629	628
4.682% due 01/01/2035		397	391
5.500% due 01/01/2024 - 08/01/2037		109,007	105,142
6.000% due 10/01/2036 - 07/01/2037		5,618	5,561
6.133% due 09/01/2044 - 10/01/2044		294	298
7.063% due 09/01/2018		72	72
Freddie Mac
4.500% due 05/15/2017		309	302
5.000% due 02/15/2020		5,502	5,421
5.500% due 05/15/2016		8,332	8,332
5.600% due 09/25/2031		104	104
5.670% due 12/15/2030		291	292
Ginnie Mae
6.500% due 05/15/2026 - 06/15/2028		82	84

Total U.S. Government Agencies (Cost $127,001)			126,627

U.S. TREASURY OBLIGATIONS 115.3%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		83,419	79,248
1.625% due 01/15/2015		4,546	4,227
1.875% due 07/15/2013		98,693	94,699
1.875% due 07/15/2015		68,538	64,790
2.000% due 04/15/2012		18,424	17,887
2.000% due 01/15/2014		33,670	32,368
2.000% due 01/15/2026		67,064	60,766
2.375% due 04/15/2011		45,773	45,287
2.375% due 01/15/2017		34,847	34,033
2.375% due 01/15/2025		104,038	100,072
2.375% due 01/15/2027		41,098	39,480
2.500% due 07/15/2016		102,344	101,233
3.000% due 07/15/2012		53,304	54,353
3.375% due 01/15/2012		11,640	12,018
3.500% due 01/15/2011		29,688	30,554
3.625% due 01/15/2008		1,165	1,166
3.625% due 04/15/2028		99,650	115,477
3.875% due 04/15/2029		11,818	14,272
4.250% due 01/15/2010		76,603	79,529
U.S. Treasury Bonds
6.000% due 02/15/2026		1,200	1,310
6.625% due 02/15/2027		2,500	2,929
U.S. Treasury Notes
4.500% due 02/28/2011		2,100	2,072
4.625% due 02/15/2017		800	775
4.875% due 04/30/2011		9,200	9,189

Total U.S. Treasury Obligations (Cost $1,022,077)			997,734

MORTGAGE-BACKED SECURITIES 0.7%
Bear Stearns Adjustable Rate Mortgage Trust
6.337% due 11/25/2030		463	462
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035		145	146
Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035		1,000	998
GSR Mortgage Loan Trust
4.538% due 09/25/2035		1,470	1,449
Washington Mutual, Inc.
5.580% due 11/25/2045		386	387
5.610% due 10/25/2045		2,426	2,432

Total Mortgage-Backed Securities (Cost $5,882)			5,874

ASSET-BACKED SECURITIES 0.3%
Bear Stearns Asset-Backed Securities, Inc.
5.770% due 03/25/2043		191	191
Lehman XS Trust
5.400% due 07/25/2046		658	659
MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036		390	390
Merrill Lynch Mortgage Investors, Inc.
5.400% due 01/25/2037		57	57
Option One Mortgage Loan Trust
5.420% due 11/25/2035		101	101
Residential Asset Securities Corp.
5.390% due 04/25/2036		53	53
Soundview Home Equity Loan Trust
5.390% due 03/25/2036		3	3
Structured Asset Securities Corp.
4.900% due 04/25/2035		976	973

Total Asset-Backed Securities (Cost $2,421)			2,427

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	1,408	1,586
Pylon Ltd.
5.648% due 12/18/2008 (i)	EUR	3,200	4,373
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	900	4,647

Total Foreign Currency-Denominated Issues (Cost $9,720)			10,606

SHORT-TERM INSTRUMENTS 6.3%
Certificates of Deposit 3.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$9,100	9,104
Fortis Bank NY
5.265% due 06/30/2008		6,000	6,002
Skandinav Enskilda BK
5.350% due 02/13/2009		700	701
Societe Generale NY
5.269% due 06/30/2008		11,100	11,107

			26,914

Commercial Paper 1.0%
Freddie Mac
4.800% due 07/02/2007		4,000	4,000
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		4,900	4,900

			8,900

Repurchase Agreements 0.6%
State Street Bank and Trust Co.
4.900% due 07/02/2007		5,355	5,355
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $5,463. Repurchase proceeds are $5,357.)

U.S. Treasury Bills 1.6%
4.578% due 08/30/2007 - 09/13/2007 (a)(c)(e)		13,520	13,385

Total Short-Term Instruments (Cost $54,549)			54,554

Purchased Options (g) 0.1% (Cost $1,437)			1,272
Total Investments (d) 140.6% (Cost $1,240,565)			$1,216,986
Written Options (h) (0.0%) (Premiums $282)			(143)
Other Assets and Liabilities (Net) (40.6%)			(351,222)

Net Assets 100.0%			$865,621

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $4,207 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $5,676 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $2,761 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	33	$(11)
90-Day Euribor June Futures	Long	06/2009	33	(9)
90-Day Euribor March Futures	Long	03/2009	33	(10)
90-Day Euribor September Futures	Long	09/2008	33	(11)
90-Day Eurodollar December Futures	Long	12/2007	41	(34)
90-Day Eurodollar December Futures	Long	12/2008	36	(50)
90-Day Eurodollar June Futures	Long	06/2008	15	(19)
90-Day Eurodollar March Futures	Long	03/2008	209	(236)
90-Day Eurodollar March Futures	Short	03/2009	133	135
90-Day Eurodollar September Futures	Long	09/2008	1,328	(1,911)
Japan Government 10-Year Bond September Futures	Long	09/2007	13	(18)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	177	(95)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	139	(137)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	124	186
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	577	(1,051)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	206	(373)

				$(3,644)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007	$4,300	$20
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	1,000	5

						$25

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	16,200	$(109)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		34,600	(38)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,700	(19)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		8,600	(56)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	13,700	2
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,600	26
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		4,000	25
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,800	21
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		4,500	(19)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		4,500	(13)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		18,900	(103)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		3,700	82
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		2,000	(10)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,000	12
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		1,300	126
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,600	26
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		6,900	67
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		2,200	7
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,200	8
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	16,000	(594)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,000	290
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,700	(169)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,500	112
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		3,400	327
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		2,200	559
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		10,800	(474)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	2,500,000	(4)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$28,900	(32)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		36,800	117
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		29,400	(185)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		10,300	21
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		78,200	157
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		44,100	(325)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		25,500	315
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		7,500	(8)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		8,300	294
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		4,700	6
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		42,100	(329)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		124,900	(1,171)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		2,900	(19)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		5,400	88
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		21,500	79
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		150,900	(1,000)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		219,000	(59)

							$(1,969)

(g) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$38,000	$213	$47
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	8,000	40	16

							$253	$63

Foreign Currency Options

Description		Exercise Price	Expiration Date		Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	4,000	$126	$147
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		4,000	126	103
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$17,700	466	458
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		17,700	466	482

						$1,184	$1,190

Straddle Options

Description	Counterparty	Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	JPMorgan Chase & Co.	$0.000	09/26/2007	$4,400	$0	$7
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000	09/26/2007	4,500	0	12

					$0	$19

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$107.000	08/24/2007	21	$4	$6
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	20	3	1
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	90	30	59
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	21	3	2

				$40	$68

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$16,000	$197	$55
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	45	20

							$242	$75

(i) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.648%	12/18/2008	12/11/2003	$3,886	$4,373	0.51%

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Treasury Inflation Protected Securities	2.000%	07/15/2014	$53,479	$51,069	$51,364
Treasury Inflation Protected Securities	2.000%	01/15/2016	161,220	152,416	153,148
U.S. Treasury Notes	3.625%	05/15/2013	2,000	1,870	1,886
U.S. Treasury Notes	4.250%	11/15/2013	35,700	34,344	34,595
U.S. Treasury Notes	4.500%	02/15/2016	18,400	17,534	18,090

				$257,233	$259,083

(3)	Market value includes $618 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	CAD	1,861	08/2007	$0	$(8)	$(8)
Sell	CHF	891	09/2007	0	0	0
Sell	EUR	4,504	07/2007	0	(59)	(59)
Sell	GBP	4,982	08/2007	0	(52)	(52)
Sell	JPY	99,503	07/2007	12	0	12

				$12	$(119)	$(107)

See accompanying notes

Schedule of Investments

Short-Term Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.5%
OAO Rosneft Oil Co.
6.000% due 09/16/2007	$25,000	$25,035

Total Bank Loan Obligations (Cost $24,978)		25,035

CORPORATE BONDS & NOTES 19.6%
Banking & Finance 13.0%
ABX Financing Co.
5.750% due 10/15/2016	3,000	2,937
American Express Credit Corp.
5.380% due 04/06/2009	4,700	4,706
American Honda Finance Corp.
5.420% due 03/09/2009	3,000	3,004
BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,059
Bank of America Corp.
5.366% due 11/06/2009	1,000	1,000
5.616% due 10/14/2016	10,000	10,054
BHP Billiton Finance Ltd.
5.125% due 03/29/2012	3,000	2,942
CIT Group, Inc.
5.000% due 11/24/2008	10,700	10,634
5.430% due 02/21/2008	32,000	32,008
5.505% due 01/30/2009	6,600	6,592
5.510% due 08/15/2008	4,250	4,251
5.570% due 05/23/2008	700	701
CNA Financial Corp.
5.850% due 12/15/2014	3,000	2,944
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,919
DBS Bank Ltd.
5.580% due 05/16/2017	25,000	25,049
DnB NORBank ASA
5.425% due 10/13/2009	2,000	2,001
Export-Import Bank of Korea
5.450% due 06/01/2009	22,000	22,011
First Union National Bank of Florida
6.180% due 02/15/2036	600	620
General Electric Capital Corp.
5.385% due 10/26/2009	2,400	2,402
5.390% due 03/12/2010	50,000	50,052
5.455% due 10/21/2010	5,000	5,010
5.460% due 06/15/2009	8,000	8,022
Glitnir Banki HF
5.829% due 01/18/2012	2,000	2,013
Goldman Sachs Group, Inc.
5.450% due 06/23/2009	10,000	10,012
5.560% due 03/02/2010	2,000	2,008
5.685% due 07/23/2009	12,100	12,168
HSBC Finance Corp.
5.415% due 10/21/2009	2,600	2,602
5.440% due 03/12/2010	13,300	13,298
5.490% due 09/15/2008	2,400	2,405
5.606% due 01/15/2014	5,000	4,987
5.607% due 05/10/2010	5,050	5,074
5.790% due 06/01/2016	3,000	3,019
6.375% due 10/15/2011	6,000	6,171
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	4,995
iStar Financial, Inc.
5.750% due 03/03/2008	5,000	5,009
5.950% due 10/15/2013	6,000	5,918
John Deere Capital Corp.
5.650% due 07/25/2011	2,000	2,012
JPMorgan Chase & Co.
5.370% due 06/26/2009	9,000	9,011
5.370% due 05/07/2010	40,000	40,027
Kaupthing Bank HF
6.125% due 10/04/2016	3,000	2,976
Landsbanki Islands HF
6.060% due 08/25/2009	3,000	3,033
Lehman Brothers Holdings, Inc.
5.570% due 12/23/2010	4,000	4,005
MBNA America Bank N.A.
4.625% due 08/03/2009	18,380	18,113
Metropolitan Life Global Funding I
5.400% due 05/17/2010	50,000	50,035
Morgan Stanley
5.360% due 11/21/2008	2,000	2,000
5.406% due 05/07/2009	12,700	12,707
5.467% due 02/09/2009	2,000	2,003
5.595% due 01/22/2009	2,000	2,001
5.809% due 10/18/2016	5,000	5,003
5.836% due 10/15/2015	3,000	3,008
National Australia Bank Ltd.
5.400% due 09/11/2009	15,000	15,021
ORIX Corp.
5.480% due 11/22/2011	5,000	4,934
Rabobank Nederland
5.350% due 04/06/2009	800	801
Residential Capital Corp.
6.000% due 02/22/2011	5,000	4,842
Residential Capital LLC
6.460% due 05/22/2009	20,000	19,917
Royal Bank of Scotland Group PLC
5.750% due 07/06/2012	5,800	5,800
Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008	15,000	15,015
5.420% due 11/20/2009	2,500	2,502
SLM Corp.
5.435% due 01/25/2008	62,550	62,262
5.585% due 10/25/2011	8,000	7,353
Textron Financial Corp.
4.600% due 05/03/2010	2,000	1,958
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	13,300	13,330
6.110% due 09/21/2007	4,700	4,705
Westpac Banking Corp.
5.280% due 06/06/2008	5,600	5,601
World Savings Bank FSB
5.396% due 05/08/2009	2,000	2,001

		605,573

Industrials 4.7%
Alcan, Inc.
5.000% due 06/01/2015	2,500	2,329
Amgen, Inc.
5.440% due 11/28/2008	25,000	25,015
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,399
5.875% due 10/15/2012	3,000	3,010
Avon Products, Inc.
5.125% due 01/15/2011	4,000	3,954
Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,491
Comcast Corp.
5.300% due 01/15/2014	5,000	4,826
5.656% due 07/14/2009	900	900
CVS Caremark Corp.
5.660% due 06/01/2010	25,000	25,025
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	26,000	26,059
5.750% due 09/08/2011	14,000	14,032
5.840% due 09/10/2007	21,600	21,618
EnCana Corp.
6.300% due 11/01/2011	2,500	2,561
Historic TW, Inc.
8.180% due 08/15/2007	3,900	3,913
HJ Heinz Co.
6.428% due 12/01/2008	6,800	6,870
JC Penney Corp., Inc.
7.375% due 08/15/2008	3,693	3,746
Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	4,953
5.500% due 01/15/2016	3,000	2,910
Kellogg Co.
6.600% due 04/01/2011	2,000	2,069
Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,161
Kraft Foods, Inc.
5.625% due 11/01/2011	3,000	2,979
Kroger Co.
5.500% due 02/01/2013	4,000	3,900
Lennar Corp.
5.950% due 10/17/2011	3,000	2,960
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	2,100	2,016
Northwest Airlines, Inc.
7.150% due 04/01/2021	14,996	15,962
Sealed Air Corp.
5.625% due 07/15/2013	5,000	4,932
Time Warner, Inc.
5.875% due 11/15/2016	5,000	4,872
Transocean, Inc.
5.560% due 09/05/2008	8,100	8,108
United AirLines, Inc.
6.636% due 07/02/2022	1,500	1,491
Viacom, Inc.
5.750% due 04/30/2011	3,000	2,998
Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,363
Wyeth
5.500% due 03/15/2013	2,500	2,477

		217,899

Utilities 1.9%
America Movil SAB de C.V.
5.460% due 06/27/2008	10,000	10,002
AT&T, Inc.
5.456% due 02/05/2010	10,600	10,619
BellSouth Corp.
5.460% due 08/15/2008	3,800	3,804
Consumers Energy Co.
5.000% due 02/15/2012	3,000	2,919
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	2,847
5.540% due 11/14/2008	2,800	2,804
5.660% due 09/28/2007	5,100	5,101
DPL, Inc.
6.875% due 09/01/2011	2,500	2,598
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,694
Exelon Corp.
6.750% due 05/01/2011	3,000	3,093
Florida Power Corp.
5.760% due 11/14/2008	3,400	3,406
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,249
Ohio Power Co.
5.530% due 04/05/2010	4,000	4,005
Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,511
TXU Electric Delivery Co.
5.735% due 09/16/2008	9,000	9,006
TXU Energy Co. LLC
5.860% due 09/16/2008	9,000	9,006

		87,664

Total Corporate Bonds & Notes (Cost $913,533)		911,136

U.S. GOVERNMENT AGENCIES 34.4%
Fannie Mae
3.000% due 01/25/2025	52	51
3.107% due 08/01/2033	754	715
3.289% due 04/01/2034	207	202
3.327% due 06/01/2034	355	349
3.335% due 05/01/2034	651	642
3.385% due 08/01/2033 (d)	10,521	10,321
3.399% due 04/01/2033	463	460
3.434% due 08/01/2033	60	59
3.457% due 08/01/2033	1,649	1,626
3.470% due 01/30/2009	500	487
3.496% due 08/01/2033	1,921	1,905
3.500% due 08/01/2010 - 01/01/2035	6,994	6,703
3.517% due 08/01/2033	1,259	1,248
3.543% due 09/01/2033	445	441
3.544% due 09/01/2033	465	461
3.545% due 04/01/2034	221	218
3.576% due 08/01/2033	356	352
3.580% due 06/01/2033	794	791
3.612% due 01/01/2034	1,255	1,239
3.630% due 07/01/2033	904	902
3.664% due 08/01/2033	88	87
3.750% due 01/01/2035	1,309	1,275
3.759% due 05/01/2033	99	99
3.772% due 07/01/2034 - 10/01/2043	647	635
3.800% due 09/29/2009	2,000	1,943
3.858% due 08/01/2033	171	170
3.878% due 07/01/2033	228	229
3.889% due 11/01/2033	5,418	5,402
3.907% due 09/01/2033	548	536
3.912% due 07/01/2033	1,237	1,241
3.913% due 11/01/2033	4,632	4,588
3.937% due 05/01/2034	295	289
3.945% due 11/01/2033	863	838
3.951% due 02/01/2033	181	181
3.963% due 05/01/2034	1,104	1,082
3.964% due 07/01/2033	257	255
3.967% due 03/01/2034 - 04/01/2034	3,992	3,908
3.970% due 11/01/2033	906	886
3.974% due 03/01/2034	356	349
3.979% due 08/01/2034	1,012	989
3.985% due 06/01/2033	726	728
4.000% due 08/01/2010 - 12/01/2033	28,976	27,998
4.000% due 05/01/2013 - 04/01/2014 (d)	27,870	26,820
4.013% due 06/01/2033	698	695
4.016% due 06/01/2034	172	170
4.038% due 06/01/2033	2,373	2,381
4.040% due 03/01/2034	207	204
4.043% due 08/01/2033	4,526	4,542
4.058% due 04/01/2034	445	439
4.078% due 11/01/2034	124	122
4.089% due 02/01/2035	159	158
4.096% due 11/01/2034	464	455
4.101% due 03/01/2034	440	437
4.117% due 12/01/2034	253	250
4.125% due 07/01/2035	175	169
4.139% due 08/01/2035	1,932	1,914
4.140% due 05/01/2033	346	348
4.145% due 08/01/2033	731	721
4.155% due 09/01/2033	1,045	1,020
4.156% due 03/01/2034	1,286	1,266
4.158% due 03/01/2034	968	967
4.167% due 01/01/2035	213	209
4.168% due 04/01/2034	2,251	2,212
4.173% due 09/01/2033	350	350
4.180% due 03/01/2033	618	624
4.182% due 06/01/2034	936	925
4.188% due 11/01/2034	172	171
4.199% due 11/01/2033	803	784
4.202% due 07/01/2033	1,228	1,230
4.207% due 12/01/2034	339	334
4.216% due 05/01/2033	299	301
4.230% due 06/01/2033	1,270	1,265
4.239% due 03/01/2034 - 06/01/2034	2,603	2,591
4.241% due 05/01/2033	235	232
4.244% due 06/01/2034	2,810	2,767
4.246% due 04/01/2034	292	286
4.247% due 01/01/2034	423	419
4.250% due 04/25/2028 - 12/01/2033	2,484	2,456
4.251% due 03/01/2034	252	249
4.253% due 02/01/2034 - 07/01/2035	2,105	2,073
4.255% due 12/01/2034	184	182
4.266% due 07/01/2034	1,467	1,448
4.273% due 04/01/2034 - 03/01/2035	3,221	3,169
4.274% due 09/01/2034	990	975
4.277% due 03/01/2034	915	904
4.280% due 07/01/2034	827	815
4.293% due 12/01/2033	932	929
4.297% due 04/01/2034	558	551
4.300% due 03/01/2033	84	82
4.308% due 05/01/2034	3,850	3,804
4.314% due 06/01/2034	232	229
4.319% due 01/01/2034	665	667
4.327% due 10/01/2033	86	85
4.330% due 01/01/2035	889	877
4.332% due 05/01/2034 - 11/01/2034	661	652
4.334% due 03/01/2035	3,347	3,295
4.339% due 07/01/2034	474	468
4.340% due 11/01/2034	2,581	2,557
4.346% due 09/01/2033	1,092	1,077
4.358% due 04/01/2033	214	211
4.359% due 04/01/2033 - 03/01/2035	1,397	1,369
4.361% due 12/01/2034	283	279
4.370% due 11/01/2034	320	317
4.373% due 04/01/2034	2,619	2,595
4.378% due 03/01/2033	193	191
4.381% due 03/01/2034	1,308	1,285
4.386% due 09/01/2032	435	432
4.387% due 02/01/2034	131	130
4.392% due 04/01/2033	336	338
4.396% due 09/01/2035	3,083	3,030
4.408% due 08/01/2033	2,487	2,502
4.423% due 08/01/2033	1,914	1,920
4.427% due 04/01/2034	249	248
4.436% due 09/01/2033	1,456	1,434
4.440% due 01/01/2035	280	276
4.451% due 07/01/2034	2,320	2,295
4.470% due 01/01/2035	994	980
4.475% due 04/01/2034 - 10/01/2034	514	509
4.491% due 07/01/2035	1,123	1,119
4.498% due 06/01/2033 - 11/01/2033	2,178	2,155
4.500% due 11/01/2009 - 08/01/2035	75,167	73,513
4.500% due 06/01/2013 - 01/25/2025 (d)	53,745	52,776
4.505% due 04/01/2033	3,188	3,149
4.506% due 12/01/2034	230	226
4.516% due 09/01/2019	1,284	1,267
4.531% due 11/01/2034	146	144
4.535% due 04/01/2034	2,500	2,467
4.539% due 09/01/2034	1,390	1,377
4.543% due 08/01/2033	1,300	1,281
4.544% due 07/01/2035	6,273	6,206
4.550% due 01/01/2034	1,604	1,613
4.554% due 11/01/2033	394	392
4.556% due 01/01/2033	209	211
4.559% due 08/01/2034	935	927
4.562% due 03/01/2035	3,406	3,356
4.566% due 08/01/2034	3,915	3,902
4.573% due 08/01/2034	3,328	3,325
4.574% due 04/01/2035 - 05/01/2035	3,206	3,202
4.578% due 05/01/2033	2,270	2,246
4.583% due 02/01/2035	364	359
4.585% due 09/01/2034	937	928
4.588% due 03/01/2035	3,297	3,261
4.589% due 10/01/2036	2,560	2,518
4.593% due 06/01/2033 - 07/01/2034	714	698
4.600% due 10/01/2033	2,267	2,234
4.608% due 01/01/2035	6,650	6,564
4.613% due 06/01/2035	630	623
4.621% due 09/01/2035	815	804
4.637% due 01/01/2035	1,969	1,946
4.648% due 03/01/2033	1,935	1,916
4.649% due 10/01/2034	131	130
4.650% due 02/01/2033 - 06/01/2035	472	467
4.651% due 07/01/2033	87	85
4.656% due 07/01/2035	1,907	1,884
4.659% due 07/01/2035	65	64
4.663% due 08/01/2035	3,594	3,535
4.677% due 11/01/2033	1,965	1,959
4.679% due 10/01/2034	7,775	7,702
4.682% due 02/01/2035	2,996	2,958
4.685% due 02/01/2033	139	140
4.689% due 04/01/2033	855	845
4.691% due 08/01/2035	371	375
4.693% due 10/01/2035	627	618
4.702% due 04/01/2033	1,841	1,816
4.704% due 07/01/2035	527	522
4.707% due 07/01/2035 - 10/01/2035	4,436	4,384
4.714% due 10/01/2033	637	629
4.721% due 07/01/2034	1,431	1,425
4.723% due 08/01/2035	1,387	1,399
4.731% due 10/01/2034	1,516	1,505
4.734% due 09/01/2035	2,428	2,411
4.738% due 03/01/2035	1,525	1,509
4.743% due 09/01/2032	625	632
4.748% due 02/01/2033	650	643
4.750% due 03/25/2022 - 07/01/2034	1,922	1,907
4.757% due 09/01/2034	61	60
4.766% due 11/01/2034	869	861
4.769% due 03/01/2035	1,364	1,338
4.770% due 01/01/2033	129	128
4.775% due 07/01/2035	326	323
4.777% due 11/01/2032	1,773	1,758
4.781% due 12/01/2032	494	492
4.787% due 09/01/2035	3,316	3,343
4.796% due 01/01/2033	236	234
4.799% due 02/01/2035	93	92
4.800% due 07/01/2035	368	365
4.801% due 02/01/2035	339	334
4.809% due 07/01/2034	67	66
4.815% due 11/01/2034	2,848	2,823
4.829% due 01/01/2033 - 02/01/2035	683	677
4.830% due 11/01/2043	807	795
4.832% due 09/01/2034	2,379	2,357
4.844% due 01/01/2036	98	98
4.847% due 01/01/2035	1,012	1,000
4.848% due 10/01/2034	1,960	1,949
4.850% due 02/01/2013 - 03/01/2035	2,571	2,549
4.858% due 01/01/2035	255	254
4.863% due 11/01/2032	655	651
4.864% due 10/01/2034	3,673	3,657
4.865% due 11/01/2032 - 02/01/2035	704	696
4.874% due 04/01/2035 - 07/01/2036	2,618	2,558
4.882% due 05/01/2035 - 10/01/2035	9,852	9,766
4.899% due 02/01/2034	681	684
4.900% due 04/01/2035	299	296
4.903% due 12/01/2035	733	728
4.904% due 05/01/2033	2,529	2,497
4.914% due 02/01/2035	233	232
4.928% due 03/01/2035	1,832	1,819
4.932% due 06/01/2034	1,146	1,140
4.933% due 01/01/2033	2,823	2,812
4.934% due 10/01/2012	95	94
4.943% due 02/01/2034	484	478
4.944% due 09/01/2035	5,638	5,617
4.950% due 12/01/2034	483	477
4.954% due 05/01/2035	510	510
4.984% due 09/01/2034	2,732	2,691
4.993% due 01/01/2036	4,714	4,672
5.000% due 02/01/2009 - 01/01/2035	36,689	36,263
5.000% due 10/25/2015 - 12/25/2016 (d)	40,927	40,487
5.013% due 12/01/2035	276	273
5.035% due 02/01/2033	165	164
5.037% due 05/01/2035	4,767	4,728
5.038% due 07/01/2035	2,918	2,900
5.044% due 01/01/2036	222	223
5.045% due 07/01/2035	240	239
5.052% due 12/01/2035	806	806
5.060% due 03/25/2022	34	34
5.075% due 09/01/2035	1,691	1,693
5.078% due 03/01/2036	407	404
5.079% due 07/01/2036	1,448	1,442
5.081% due 11/01/2035	3,971	3,971
5.097% due 03/01/2036	1,286	1,261
5.099% due 10/01/2033	2,873	2,805
5.106% due 01/01/2035	3,977	3,981
5.109% due 06/01/2035	2,329	2,313
5.120% due 12/01/2035	1,049	1,048
5.133% due 03/01/2036	1,077	1,076
5.136% due 01/01/2036 (d)	10,804	10,756
5.139% due 05/01/2035	783	785
5.153% due 07/01/2036 (d)	15,986	15,863
5.160% due 10/25/2021	104	104
5.165% due 03/01/2033	306	302
5.184% due 12/01/2035	923	915
5.196% due 05/01/2037	1,385	1,371
5.205% due 02/01/2036	1,161	1,153
5.208% due 05/01/2036	130	129
5.213% due 12/01/2018	61	61
5.215% due 09/01/2035	1,037	1,031
5.226% due 09/01/2034	3,360	3,345
5.227% due 08/01/2032	495	493
5.246% due 04/01/2033	2,013	2,024
5.253% due 01/01/2037	65	64
5.276% due 02/01/2036	177	177
5.306% due 06/01/2035	2,973	2,929
5.314% due 05/01/2035	876	863
5.325% due 11/01/2036	1,160	1,163
5.351% due 05/01/2036	779	773
5.378% due 02/01/2036	143	142
5.380% due 12/25/2036	1,727	1,722
5.383% due 05/01/2036	2,488	2,478
5.387% due 12/01/2035	988	983
5.398% due 10/01/2035 (d)	11,177	11,206
5.420% due 11/01/2036	523	522
5.424% due 04/25/2023	81	81
5.440% due 03/25/2034	664	665
5.465% due 01/01/2036	294	291
5.481% due 11/01/2031	426	428
5.495% due 10/01/2032	371	371
5.496% due 03/25/2027	577	570
5.500% due 02/01/2009 - 02/01/2036	11,890	11,852
5.500% due 01/25/2024 (d)	22,761	22,711
5.512% due 03/25/2027	1,493	1,463
5.523% due 04/01/2036	81	80
5.526% due 12/01/2032	562	556
5.590% due 05/01/2032	394	396
5.608% due 12/01/2036	2,268	2,264
5.619% due 08/01/2046	1,192	1,204
5.620% due 03/25/2018 - 01/25/2034	1,642	1,651
5.625% due 10/01/2024	62	63
5.626% due 10/01/2036	5,007	5,003
5.640% due 04/01/2036	4,556	4,566
5.641% due 04/01/2037	6,391	6,367
5.642% due 05/01/2036	2,090	2,108
5.647% due 01/01/2036	73	73
5.652% due 05/01/2036	258	260
5.659% due 05/01/2036	515	519
5.670% due 05/25/2042 - 02/25/2044	1,332	1,332
5.720% due 08/25/2017 - 12/25/2033	1,601	1,609
5.750% due 08/25/2023	2,837	2,833
5.770% due 02/25/2033	1,107	1,115
5.794% due 09/17/2027	217	220
5.800% due 06/01/2032	168	170
5.820% due 08/25/2031 - 01/25/2033	7,313	7,424
5.820% due 09/25/2034 (d)	10,426	10,482
5.844% due 12/25/2013	88	89
5.853% due 09/01/2017	82	83
5.870% due 12/25/2030 - 12/18/2031	1,820	1,848
5.901% due 05/01/2036	1,407	1,417
5.944% due 03/25/2008 - 12/25/2023	347	352
5.950% due 02/25/2044	4,705	4,694
5.970% due 09/25/2023 - 11/25/2031	876	893
5.977% due 07/01/2036	61	62
5.994% due 10/25/2022	191	194
6.000% due 09/25/2014 - 08/25/2044	5,168	5,194
6.020% due 04/25/2032	1,500	1,514
6.041% due 09/01/2035	6,331	6,399
6.044% due 09/25/2022	60	61
6.094% due 05/25/2022	264	268
6.095% due 07/01/2029	70	71
6.100% due 02/25/2009	180	181
6.111% due 03/01/2037	1,119	1,125
6.144% due 12/25/2008 - 09/25/2020	370	375
6.145% due 01/01/2019	506	509
6.162% due 04/01/2040	2,151	2,205
6.174% due 01/25/2022	245	249
6.192% due 09/01/2036	87	88
6.214% due 07/01/2042 - 07/01/2044	4,767	4,827
6.250% due 05/25/2042	127	128
6.264% due 09/01/2041	143	144
6.268% due 08/25/2042	137	140
6.344% due 12/25/2023	722	733
6.414% due 09/01/2040	77	79
6.494% due 09/25/2023 - 10/25/2023	342	354
6.500% due 11/01/2008 - 01/25/2044	5,310	5,378
6.513% due 02/01/2037	868	883
6.527% due 05/25/2030	71	71
6.544% due 05/25/2022	273	278
6.677% due 11/01/2014	44	44
6.761% due 07/01/2035 (d)	47,485	49,066
6.957% due 11/01/2035	1,090	1,126
6.973% due 11/01/2035	433	448
7.000% due 12/01/2009 - 02/25/2044	2,063	2,118
7.171% due 07/01/2018	82	82
7.243% due 04/01/2024	46	47
7.269% due 11/01/2025	194	195
7.287% due 12/01/2040	401	406
7.376% due 06/01/2030	150	153
7.497% due 09/01/2029	423	427
7.500% due 12/01/2014 - 05/25/2042	760	785
7.775% due 05/01/2030	28	29
8.000% due 08/25/2022 - 10/01/2026	453	477
9.000% due 04/01/2020 - 01/01/2026	305	329
9.500% due 07/01/2021 - 06/01/2025	222	242
Federal Home Loan Bank
3.375% due 05/27/2008	2,500	2,458
4.050% due 02/09/2010	2,000	1,946
4.090% due 07/22/2011	1,000	958
4.100% due 11/19/2008	500	493
Freddie Mac
2.500% due 04/15/2013	1,095	1,075
3.000% due 05/15/2022	100	98
3.500% due 05/01/2008 - 03/15/2022	2,524	2,470
3.634% due 10/01/2033	706	690
3.858% due 07/01/2033	2,078	2,067
3.870% due 12/15/2013	135	134
3.894% due 08/01/2033	240	239
3.899% due 05/01/2034	1,704	1,667
3.921% due 06/01/2033	105	104
3.954% due 04/01/2034	2,294	2,236
3.963% due 03/01/2034	912	890
4.000% due 05/01/2008 - 10/15/2026	53,407	51,879
4.000% due 11/01/2013 - 01/01/2020 (d)	23,263	22,039
4.010% due 04/01/2034	767	749
4.014% due 03/01/2034	2,548	2,494
4.068% due 04/01/2034	1,747	1,711
4.080% due 01/01/2035	111	109
4.110% due 11/01/2033	244	241
4.125% due 01/01/2035	183	180
4.127% due 10/01/2033 (d)	34,908	34,656
4.144% due 04/01/2034	540	528
4.171% due 01/01/2034	844	834
4.189% due 10/01/2034	1,259	1,239
4.197% due 07/01/2034	587	577
4.198% due 02/01/2034	1,052	1,040
4.215% due 07/01/2033	423	418
4.218% due 03/01/2034	3,122	3,062
4.239% due 03/01/2034	461	452
4.250% due 11/15/2020 - 09/15/2024	10,544	10,338
4.256% due 12/01/2033	437	432
4.277% due 10/01/2033	451	450
4.278% due 01/01/2034	203	201
4.296% due 12/01/2033 - 12/01/2034	964	958
4.300% due 11/01/2034	3,453	3,395
4.313% due 10/01/2033	1,476	1,483
4.316% due 03/01/2035	318	313
4.326% due 11/01/2033	497	492
4.335% due 11/01/2034	1,203	1,182
4.344% due 12/01/2034	126	124
4.367% due 09/01/2035	196	194
4.377% due 01/01/2035	781	768
4.426% due 12/01/2033	701	692
4.455% due 11/01/2034	1,416	1,401
4.470% due 01/01/2035	1,123	1,106
4.493% due 03/01/2035	1,160	1,145
4.500% due 01/01/2008 - 08/01/2035	106,401	104,182
4.500% due 03/01/2013 - 03/15/2026 (d)	81,234	79,671
4.501% due 12/01/2034	3,449	3,393
4.502% due 11/01/2034	496	492
4.537% due 03/01/2035	5,018	4,950
4.538% due 09/01/2034	256	252
4.551% due 12/01/2034	109	107
4.575% due 11/01/2034	1,718	1,694
4.605% due 01/01/2035	106	105
4.643% due 03/01/2035	1,179	1,165
4.750% due 12/15/2016 - 01/15/2031	5,241	5,203
4.770% due 10/01/2034	2,602	2,582
4.774% due 10/15/2013	163	161
4.781% due 09/01/2034	3,032	3,019
4.805% due 02/01/2035	3,536	3,464
4.814% due 05/01/2035	5,451	5,387
4.831% due 07/01/2035	1,304	1,293
4.834% due 03/01/2035	739	736
4.840% due 01/01/2035	990	978
4.855% due 09/01/2035	152	151
4.893% due 08/01/2036	8,125	8,034
4.895% due 07/01/2035	1,562	1,531
4.917% due 07/01/2035	73	72
4.931% due 07/01/2033 - 04/01/2034	135	134
4.933% due 12/01/2032	265	263
4.936% due 12/01/2034	3,324	3,281
4.975% due 04/01/2035	1,407	1,394
4.987% due 03/01/2035	82	82
4.988% due 08/01/2034	1,381	1,378
4.991% due 05/01/2035	1,573	1,557
5.000% due 09/01/2007 - 11/15/2029	69,482	68,904
5.000% due 04/01/2013 - 10/15/2025 (d)	69,666	69,034
5.005% due 05/01/2033	59	58
5.008% due 06/01/2035	164	163
5.021% due 01/01/2036	166	162
5.031% due 12/01/2035	137	135
5.042% due 05/01/2035	1,141	1,130
5.125% due 09/01/2034	447	446
5.147% due 03/01/2035	1,357	1,348
5.177% due 08/01/2015	86	86
5.185% due 11/01/2033	3,894	3,813
5.190% due 11/01/2033	4,641	4,547
5.204% due 11/01/2035	4,175	4,146
5.237% due 03/01/2036	2,408	2,384
5.238% due 02/01/2036	119	117
5.254% due 09/01/2035	989	990
5.286% due 02/01/2036	123	122
5.289% due 02/01/2036 - 02/01/2037	2,626	2,609
5.300% due 10/01/2035	2,307	2,313
5.301% due 09/01/2035	342	339
5.305% due 02/01/2037	158	157
5.324% due 05/15/2008	47	47
5.349% due 02/01/2036	228	227
5.356% due 12/01/2036	1,060	1,053
5.362% due 12/01/2035	5,254	5,241
5.376% due 01/01/2037	4,155	4,134
5.410% due 02/01/2036	330	329
5.440% due 10/01/2036 (d)	8,616	8,617
5.470% due 09/25/2035	7,958	7,951
5.500% due 08/01/2009 - 10/15/2032	14,531	14,510
5.500% due 11/01/2013 - 12/01/2013 (d)	42,410	42,132
5.509% due 08/01/2036	923	919
5.549% due 02/01/2019	156	158
5.550% due 11/15/2027	114	113
5.570% due 11/01/2036	2,300	2,300
5.580% due 08/25/2031	1,204	1,209
5.600% due 09/25/2031	1,380	1,381
5.621% due 12/01/2035	1,202	1,200
5.642% due 01/01/2030	210	211
5.670% due 06/15/2018 - 05/01/2037	15,019	15,022
5.690% due 04/01/2037	3,093	3,104
5.699% due 03/01/2036	151	149
5.700% due 02/01/2037	4,049	4,059
5.720% due 11/15/2032 - 05/25/2043	3,632	3,654
5.738% due 02/01/2036	4,354	4,351
5.758% due 11/01/2035	37	37
5.814% due 04/01/2036	563	567
5.820% due 01/15/2032	100	101
5.821% due 01/01/2037	127	127
5.822% due 11/01/2036	145	145
5.825% due 03/15/2024 - 04/01/2032	950	958
5.862% due 04/01/2032	1,144	1,150
5.870% due 04/15/2028 - 03/15/2032	2,142	2,170
5.875% due 05/15/2023 - 10/15/2026	715	724
5.885% due 07/01/2036	66	66
5.920% due 06/15/2029 - 12/15/2031	2,203	2,232
5.960% due 11/01/2036	124	124
5.975% due 08/15/2022 - 03/15/2023	863	868
6.000% due 11/15/2008 - 10/01/2033	16,447	16,528
6.040% due 07/01/2019	18	18
6.075% due 04/15/2022	171	171
6.227% due 10/25/2044 - 02/25/2045	1,367	1,377
6.250% due 12/15/2023 - 03/15/2028	2,881	2,894
6.270% due 03/15/2029	1,193	1,230
6.427% due 07/25/2044	8,319	8,390
6.500% due 05/15/2012	162	164
7.000% due 06/01/2017 - 07/15/2027	204	209
7.073% due 09/01/2034	154	154
7.141% due 03/01/2030	417	422
7.376% due 08/01/2023	27	28
7.377% due 11/01/2031	341	343
Ginnie Mae
4.000% due 09/16/2025	385	381
4.500% due 08/16/2028 - 08/20/2035	3,500	3,436
4.750% due 07/20/2026	43	43
5.000% due 05/20/2030	3,650	3,611
5.125% due 10/20/2029	2,498	2,529
5.250% due 01/20/2030	38	38
5.375% due 02/20/2025 - 01/20/2027	1,173	1,185
5.500% due 09/20/2029 - 07/20/2031	2,653	2,678
5.520% due 01/16/2031	54	54
5.670% due 06/20/2032	185	186
5.720% due 06/20/2030 - 02/16/2032	1,230	1,231
5.770% due 03/16/2031	363	367
5.820% due 04/16/2030 - 04/16/2032	424	428
6.000% due 10/20/2012 - 03/20/2032	1,629	1,631
6.500% due 07/20/2017	446	448
8.000% due 06/20/2025	3	3
8.500% due 12/20/2026 - 11/20/2027	62	66
Small Business Administration
5.090% due 10/01/2025	3,320	3,205
5.610% due 11/25/2027	9,935	9,916
5.625% due 01/25/2032	12,919	12,898
6.100% due 02/10/2009	84	85

Total U.S. Government Agencies (Cost $1,604,576)		1,603,623

MORTGAGE-BACKED SECURITIES 39.1%
ABN AMRO Mortgage Corp.
5.000% due 02/25/2018	2,839	2,830
5.000% due 07/25/2018	1,891	1,858
Adjustable Rate Mortgage Trust
4.588% due 05/25/2035	1,485	1,463
4.723% due 01/25/2036	4,530	4,500
5.570% due 10/25/2035	60	60
5.690% due 01/25/2035	2,985	2,997
5.690% due 02/25/2035	3,480	3,492
American Home Mortgage Investment Trust
4.290% due 10/25/2034	574	563
4.390% due 02/25/2045	1,509	1,478
Arkle Master Issuer PLC
5.300% due 11/19/2007	2,000	2,001
Banc of America Alternative Loan Trust
5.000% due 06/25/2019	2,107	2,083
Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	25,000	24,561
Banc of America Funding Corp.
4.106% due 03/20/2035	270	267
4.113% due 05/25/2035	2,982	2,921
4.461% due 11/20/2034	6,882	6,760
Banc of America Mortgage Securities, Inc.
3.706% due 04/25/2034	1,324	1,299
3.983% due 02/25/2033	2,548	2,566
4.144% due 07/25/2034	8,000	7,809
4.500% due 02/25/2018	2,255	2,227
5.000% due 12/25/2018	385	378
5.000% due 05/25/2035	19,431	19,335
5.250% due 03/25/2034	481	478
5.271% due 10/25/2035	311	300
5.500% due 04/25/2033	965	961
5.720% due 03/25/2034	303	303
6.500% due 09/25/2033	1,184	1,185
Bank of America-First Union NB Commercial Mortgage
4.890% due 04/11/2037	3,055	3,030
Bear Stearns Adjustable Rate Mortgage Trust
3.999% due 07/25/2034	580	567
4.478% due 11/25/2034	4,730	4,761
4.622% due 01/25/2034	1,912	1,918
4.625% due 10/25/2035	7,229	7,112
4.750% due 10/25/2035	17,604	17,409
4.773% due 01/25/2034	1,377	1,371
4.802% due 10/25/2034	10,821	10,624
4.948% due 10/25/2033	64	64
5.044% due 04/25/2033	14	14
5.329% due 02/25/2033	28	28
5.448% due 04/25/2033	232	228
5.626% due 02/25/2033	85	84
Bear Stearns Alt-A Trust
4.939% due 11/25/2034	13,802	13,660
5.377% due 05/25/2035	269	267
5.480% due 02/25/2034	2,324	2,325
5.520% due 02/25/2034	9,476	9,490
5.818% due 11/25/2036	1,173	1,172
5.959% due 02/25/2036 (d)	47,255	47,406
Bear Stearns Commercial Mortgage Securities
3.970% due 11/11/2035 (d)	31,675	31,012
6.020% due 02/14/2031	29,050	29,223
6.440% due 06/16/2030	7,100	7,141
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	2,764	2,765
CC Mortgage Funding Corp.
5.500% due 07/25/2036	557	557
Chase Mortgage Finance Corp.
4.359% due 02/25/2037	13,970	13,792
5.000% due 04/25/2018	674	668
5.241% due 12/25/2035	3,689	3,661
5.250% due 01/25/2034	3,419	3,372
Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	5,116	5,080
5.000% due 02/25/2035	200	177
5.500% due 09/25/2035	1,377	1,365
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	2,437	2,440
5.431% due 10/15/2049	24,250	23,491
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	17,000	16,318
5.617% due 10/15/2048	15,000	14,741
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	20,549	19,723
6.455% due 05/15/2032	3,469	3,493
Countrywide Alternative Loan Trust
5.158% due 07/25/2034	530	528
5.500% due 02/25/2034	283	281
5.500% due 02/20/2047	17,132	17,110
5.500% due 05/25/2047	2,483	2,490
5.509% due 06/25/2037	9,825	9,785
5.510% due 08/25/2046	855	855
5.520% due 06/25/2037	1,905	1,911
5.530% due 03/20/2046	1,578	1,577
5.580% due 12/25/2035	347	347
5.600% due 12/25/2035	1,048	1,050
5.620% due 08/25/2035	1,970	1,973
5.620% due 12/25/2035	2,910	2,932
5.640% due 11/25/2035	18,553	18,620
5.670% due 09/25/2035	6,912	6,929
6.029% due 02/25/2036	1,204	1,212
6.185% due 08/25/2036	1,655	1,659
6.339% due 07/20/2035	1,217	1,220
6.500% due 06/25/2033	29	29
Countrywide Home Loan Mortgage Pass-Through Trust
3.775% due 10/25/2033	5,000	4,922
4.396% due 06/20/2035	1,172	1,148
4.500% due 10/25/2018	90	79
4.500% due 01/25/2033	1,556	1,549
4.709% due 08/25/2034	9,125	9,003
4.894% due 08/25/2034	12,649	12,651
5.000% due 02/25/2033	360	357
5.000% due 05/25/2034	3,667	3,604
5.250% due 02/20/2036	146	145
5.500% due 04/25/2033	7,004	6,971
5.500% due 01/25/2034	173	172
5.500% due 10/25/2035	3,630	3,616
5.500% due 11/25/2035	5,075	5,062
5.550% due 05/25/2035	478	479
5.590% due 05/25/2034	104	104
5.590% due 02/25/2035	805	806
5.610% due 03/25/2035	3,273	3,285
5.620% due 03/25/2035	304	305
5.640% due 03/25/2035	16,927	16,985
5.660% due 06/25/2035	7,499	7,487
5.850% due 05/25/2036	997	997
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	25,000	23,983
5.467% due 09/15/2039	20,000	19,418
CS First Boston Mortgage Securities Corp.
4.106% due 12/15/2035	16,458	15,964
4.587% due 10/25/2033	8,654	8,458
5.164% due 03/25/2034	196	193
6.500% due 04/25/2033	428	429
6.890% due 06/25/2032	1	1
7.339% due 11/25/2032	50	49
CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	19,042
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	1,622	1,623
5.400% due 03/25/2037	10,421	10,429
5.420% due 10/25/2036	479	479
Downey Savings & Loan Association Mortgage Loan Trust
5.650% due 08/19/2045	7,133	7,172
First Horizon Alternative Mortgage Securities
5.293% due 07/25/2035	838	839
5.410% due 09/25/2035	210	209
First Horizon Asset Securities, Inc.
4.918% due 02/25/2035	1,553	1,539
5.000% due 03/25/2034	6,251	6,168
5.195% due 06/25/2033	6,814	6,739
5.590% due 02/25/2035	51	51
6.000% due 05/25/2036	1,764	1,766
First Republic Mortgage Loan Trust
5.620% due 08/15/2032	3,559	3,568
5.640% due 06/25/2030	1,149	1,150
5.670% due 11/15/2031	586	588
5.720% due 11/15/2032	812	817
GE Capital Commercial Mortgage Corp.
5.512% due 11/10/2045	11,000	10,706
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	20,000	19,218
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	7,069	6,996
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	3,127	3,130
5.400% due 01/25/2047	1,928	1,929
5.550% due 06/25/2045	7,463	7,480
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	25,000	24,219
GS Mortgage Securities Corp. II
5.560% due 11/10/2039	20,000	19,576
6.370% due 03/06/2020	3,000	3,003
GSR Mortgage Loan Trust
3.935% due 06/25/2034	1,449	1,384
4.410% due 12/25/2034	22,825	22,039
4.500% due 08/25/2019	1,279	1,257
4.538% due 09/25/2035	27,236	26,811
4.603% due 03/25/2033	175	170
5.000% due 08/25/2019	804	793
5.018% due 05/25/2035	342	339
5.354% due 06/25/2034	202	203
5.670% due 01/25/2034	3,509	3,513
6.000% due 03/25/2032	80	79
GSRPM Mortgage Loan Trust
5.720% due 11/25/2031	1,420	1,422
Harborview Mortgage Loan Trust
3.943% due 06/19/2034	10,000	9,783
5.410% due 01/19/2038	9,693	9,706
5.450% due 04/19/2038	3,097	3,094
5.510% due 01/19/2038 (d)	43,571	43,646
5.510% due 02/19/2046	3,102	3,099
5.520% due 02/19/2046	163	163
5.540% due 05/19/2035	3,565	3,570
5.560% due 06/19/2035	977	978
5.560% due 01/19/2036	558	559
5.560% due 03/19/2037	5,777	5,789
5.570% due 01/19/2036	8,230	8,243
5.630% due 11/19/2035	1,086	1,090
5.650% due 09/19/2035	82	83
5.660% due 06/20/2035	328	329
Impac CMB Trust
6.220% due 10/25/2033	2,480	2,483
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	11,244	11,254
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,554	1,554
5.420% due 01/25/2037	1,343	1,344
5.540% due 04/25/2046	2,696	2,700
5.710% due 05/25/2034	1,190	1,192
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	10,000	9,726
5.336% due 05/15/2047	15,000	14,387
5.420% due 01/15/2049	19,000	18,354
5.429% due 12/12/2043	20,000	19,371
5.475% due 04/15/2043	20,000	19,491
5.552% due 05/12/2045	20,000	19,557
JPMorgan Mortgage Trust
4.489% due 06/25/2035	158	153
4.768% due 07/25/2035	4,689	4,628
4.834% due 12/25/2034	806	787
4.852% due 12/25/2034	247	244
4.950% due 11/25/2035	22,538	22,296
4.975% due 08/25/2035	6,296	6,244
5.008% due 07/25/2035	1,888	1,864
5.301% due 07/25/2035	13,980	13,876
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	20,000	19,265
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	2,202	2,204
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	16,318	15,852
4.667% due 07/25/2034	7,669	7,589
4.845% due 01/25/2036	265	261
MASTR Asset Securitization Trust
5.000% due 04/25/2018	7,419	7,362
5.000% due 05/25/2018	1,458	1,448
5.250% due 09/25/2033	496	490
5.500% due 09/25/2033	2,192	2,099
5.750% due 05/25/2036	11,076	11,060
Mellon Residential Funding Corp.
5.750% due 08/15/2032	776	778
5.760% due 12/15/2030	367	368
5.800% due 06/15/2030	814	814
Merrill Lynch Commercial Mortgage Trust
5.172% due 12/12/2049	20,000	19,001
5.414% due 07/12/2046	28,500	27,605
Merrill Lynch Floating Trust
5.390% due 06/15/2022	1,778	1,781
Merrill Lynch Mortgage Investors, Inc.
4.874% due 06/25/2035	3,590	3,550
5.430% due 08/25/2036	959	959
5.643% due 09/25/2033	181	184
Merrill Lynch Mortgage Trust
5.291% due 01/12/2044	20,000	19,304
MLCC Mortgage Investors, Inc.
5.638% due 03/25/2030	410	411
5.798% due 03/25/2028	3,121	3,129
Morgan Stanley Capital I
5.332% due 12/15/2043	20,000	19,227
5.373% due 11/14/2042	14,000	13,509
5.380% due 10/15/2020	5,468	5,476
5.720% due 12/18/2032	17,876	17,940
5.731% due 07/12/2044	25,000	24,780
Morgan Stanley Mortgage Loan Trust
4.384% due 07/25/2034	4,620	4,556
4.750% due 08/25/2034	982	973
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	208	206
Prime Mortgage Trust
5.720% due 02/25/2019	20	20
5.720% due 02/25/2034	45	45
RAAC Series 2005-SP1
5.250% due 09/25/2034	2,750	2,729
Residential Accredit Loans, Inc.
5.600% due 12/25/2045	4,721	4,725
5.620% due 08/25/2035	1,367	1,370
5.750% due 02/25/2033	1,378	1,379
Residential Asset Mortgage Products, Inc.
7.500% due 12/25/2031	2,962	3,035
Residential Asset Securitization Trust
3.750% due 10/25/2018	93	88
5.820% due 03/25/2033	1,127	1,131
Residential Funding Mortgage Securities I, Inc.
5.000% due 04/25/2018	204	201
6.500% due 03/25/2032	209	209
Sequoia Mortgage Trust
5.571% due 05/20/2034	1,694	1,695
5.620% due 12/20/2034	683	685
5.670% due 07/20/2033	4,998	5,023
5.681% due 10/20/2034	2,132	2,141
5.700% due 10/20/2027	642	643
5.770% due 12/20/2032	172	172
Structured Adjustable Rate Mortgage Loan Trust
4.960% due 07/25/2034	625	619
5.540% due 05/25/2037	24,270	24,312
5.560% due 03/25/2035	803	805
5.620% due 09/25/2034	667	669
Structured Asset Mortgage Investments, Inc.
5.420% due 09/25/2047	6,817	6,813
5.450% due 03/25/2037	780	780
5.490% due 03/25/2037	9,556	9,554
5.510% due 03/25/2037	8,526	8,524
5.540% due 05/25/2036	10,102	10,122
5.550% due 02/25/2036	2,701	2,709
5.630% due 12/25/2035	1,205	1,208
5.650% due 09/19/2032	1,382	1,384
5.670% due 03/19/2034	1,203	1,206
7.108% due 02/19/2035	2,621	2,625
Structured Asset Securities Corp.
4.751% due 11/25/2033	444	440
5.329% due 10/25/2035	1,474	1,472
5.450% due 03/25/2033	3,293	3,236
6.150% due 07/25/2032	2	2
6.846% due 05/25/2032	155	155
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	2,062	2,063
Thornburg Mortgage Securities Trust
5.420% due 03/25/2037	19,273	19,260
5.430% due 04/25/2036	1,806	1,808
5.430% due 12/25/2036	3,002	3,002
5.440% due 04/25/2036	2,000	1,998
5.440% due 08/25/2036	4,368	4,366
5.470% due 12/25/2036	4,514	4,518
5.660% due 06/25/2044	1,105	1,106
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	8,468	8,472
5.416% due 01/15/2045	25,000	24,267
5.572% due 10/15/2048	25,000	24,480
Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033	436	435
6.866% due 02/25/2033	304	304
6.909% due 02/25/2031	62	62
Washington Mutual, Inc.
3.695% due 06/25/2033	5,300	5,234
3.927% due 04/25/2033	1,514	1,501
4.043% due 02/25/2034	375	370
4.058% due 10/25/2033	17,000	16,757
4.158% due 02/25/2033	400	399
4.189% due 08/25/2033	4,183	4,092
4.229% due 03/25/2034	4,007	3,957
4.380% due 12/25/2032	777	773
4.585% due 04/25/2035	100	98
4.638% due 03/25/2035	860	846
4.672% due 04/25/2035	1,500	1,470
4.676% due 05/25/2035	2,213	2,189
4.816% due 10/25/2032	104	104
4.836% due 10/25/2035	8,427	8,250
4.919% due 08/25/2035	5,153	5,103
5.094% due 10/25/2032	337	336
5.109% due 12/25/2035	2,396	2,372
5.500% due 06/25/2034	836	828
5.500% due 07/25/2034	616	613
5.540% due 08/25/2046	7,879	7,912
5.550% due 04/25/2045	594	595
5.560% due 06/25/2046	5,000	5,006
5.580% due 11/25/2045	3,031	3,043
5.590% due 12/25/2045	7,287	7,310
5.610% due 07/25/2045	8,680	8,699
5.610% due 10/25/2045	10,877	10,903
5.610% due 12/25/2045	88	89
5.630% due 01/25/2045	11,477	11,503
5.640% due 08/25/2045	433	434
5.660% due 01/25/2045	6,192	6,211
5.710% due 12/25/2045	2,936	2,940
5.724% due 08/25/2046	7,274	7,310
5.735% due 11/25/2034	347	348
5.745% due 11/25/2034	9,073	9,112
5.839% due 12/25/2046	2,945	2,947
5.860% due 12/25/2027	6,130	6,133
6.229% due 11/25/2042	1,194	1,195
6.429% due 06/25/2042	1,240	1,240
6.429% due 08/25/2042	111	111
6.529% due 09/25/2046	762	765
6.529% due 11/25/2046	1,614	1,621
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	1,100	1,071
4.054% due 11/25/2034	14,726	14,457
4.099% due 08/25/2034	133	133
4.110% due 06/25/2035	111	110
4.360% due 09/25/2034	757	744
4.498% due 01/25/2035	700	693
4.500% due 08/25/2018	11,250	11,070
4.500% due 11/25/2018	9,209	8,946
4.541% due 02/25/2035	553	542
4.545% due 03/25/2035	3,783	3,724
4.561% due 11/25/2034	500	490
4.561% due 11/25/2034 (d)	32,907	32,359
4.656% due 09/25/2033	21,473	21,041
4.733% due 07/25/2034	19,973	19,646
4.750% due 10/25/2018	11,986	11,806
4.950% due 03/25/2036	6,539	6,452
4.977% due 10/25/2035	4,347	4,372
4.999% due 10/25/2035	368	362
5.000% due 07/25/2019	104	100
5.089% due 03/25/2036	11,039	10,943
5.240% due 04/25/2036	306	304
6.000% due 09/25/2036	899	901

Total Mortgage-Backed Securities (Cost $1,842,601)		1,823,270

ASSET-BACKED SECURITIES 21.2%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	1,500	1,501
5.480% due 09/25/2035	2,738	2,740
ACE Securities Corp.
5.400% due 02/25/2036	972	973
5.410% due 06/25/2037	8,594	8,597
5.430% due 10/25/2035	999	1,000
AFC Home Equity Loan Trust
6.030% due 12/22/2027	54	54
American Express Credit Account Master Trust
5.820% due 02/15/2012	2,273	2,279
Ameriquest Mortgage Securities, Inc.
5.460% due 03/25/2036	1,557	1,558
5.550% due 11/25/2035	1,625	1,627
Amortizing Residential Collateral Trust
5.610% due 07/25/2032	56	56
5.670% due 10/25/2031	661	661
Argent Securities, Inc.
5.400% due 01/25/2036	420	420
5.400% due 03/25/2036	2,057	2,058
5.410% due 07/25/2036	6,500	6,498
Asset-Backed Funding Certificates
5.670% due 06/25/2034	1,044	1,047
Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036	45	45
5.400% due 05/25/2037	3,875	3,878
Bear Stearns Asset-Backed Securities, Inc.
5.225% due 10/25/2036	9,217	9,137
5.400% due 04/25/2036	6,177	6,180
5.400% due 10/25/2036	1,646	1,647
5.410% due 04/25/2036	1,400	1,400
5.410% due 06/25/2047	7,288	7,293
5.440% due 11/25/2035	1,980	1,981
5.495% due 10/25/2036	5,891	5,837
5.520% due 06/25/2036	18,688	18,710
5.650% due 10/25/2032	672	673
5.650% due 01/25/2036	1,589	1,591
5.749% due 10/25/2036	9,240	9,170
5.770% due 03/25/2043	1,639	1,643
5.810% due 06/25/2036	1,900	1,903
6.250% due 12/25/2036	10,486	10,496
6.250% due 02/25/2037	20,276	20,302
Bear Stearns Cos., Inc.
6.120% due 12/25/2036	21,100	21,183
Bear Stearns Second Lien Trust
5.540% due 12/25/2036	22,091	22,108
7.820% due 12/25/2036	2,450	893
BNC Mortgage Loan Trust
5.420% due 05/25/2037	1,894	1,895
Carrington Mortgage Loan Trust
5.550% due 05/25/2035	1,766	1,767
5.640% due 10/25/2035	4,103	4,115
Chase Credit Card Master Trust
6.120% due 02/15/2011	5,000	5,048
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	102	103
Citicorp Residential Mortgage Securities, Inc.
5.410% due 03/25/2037	18,547	18,562
Citigroup Mortgage Loan Trust, Inc.
5.430% due 01/25/2036	8,719	8,727
5.430% due 03/25/2037	3,832	3,835
Countrywide Asset-Backed Certificates
5.390% due 12/25/2036	856	857
5.390% due 06/25/2037	1,223	1,223
5.400% due 06/25/2037	2,796	2,798
5.400% due 10/25/2037	1,962	1,963
5.420% due 05/25/2036	1,465	1,466
5.420% due 07/25/2037	20,000	20,012
5.420% due 08/25/2037	1,600	1,599
5.420% due 09/25/2037	3,806	3,809
5.420% due 05/25/2047	285	285
5.420% due 09/25/2047	9,564	9,571
5.430% due 10/25/2046	5,362	5,365
5.510% due 06/25/2036	12,000	12,018
6.060% due 05/25/2032	153	154
Credit-Based Asset Servicing & Securitization LLC
5.390% due 01/25/2037	1,782	1,783
5.410% due 12/25/2035	224	224
5.410% due 12/25/2037	1,519	1,519
5.470% due 10/25/2036	401	401
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	316	316
Equifirst Mortgage Loan Trust
5.570% due 07/25/2034	2	2
Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	553	555
Fieldstone Mortgage Investment Corp.
5.410% due 07/25/2036	7,184	7,188
First Franklin Mortgage Loan Asset-Backed Certificates
5.390% due 02/25/2036	3,254	3,256
5.390% due 03/25/2036	6,120	6,123
5.390% due 12/25/2036	1,659	1,660
5.410% due 07/25/2036	24,261	24,269
5.410% due 11/25/2036	8,869	8,877
5.420% due 11/25/2035	1,459	1,460
5.430% due 04/25/2036	1,800	1,801
5.690% due 12/25/2034	656	657
5.700% due 10/25/2034	66	66
First NLC Trust
5.440% due 02/25/2036	103	103
Fremont Home Loan Trust
5.390% due 02/25/2037	580	580
5.440% due 04/25/2036	1,641	1,642
5.490% due 01/25/2036	1,292	1,294
GSAA Trust
5.430% due 06/25/2035	1,329	1,329
GSAMP Trust
5.390% due 09/25/2036	1,269	1,270
GSR Mortgage Loan Trust
5.420% due 11/25/2030	173	173
HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	1,931	1,938
Home Equity Asset Trust
5.390% due 07/25/2036	4,421	4,425
5.920% due 11/25/2032	8	8
Home Equity Mortgage Trust
5.321% due 04/25/2035	2,346	2,312
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	6,736	6,742
HSI Asset Securitization Corp. Trust
5.430% due 12/25/2036	9,000	9,003
Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	132	132
5.450% due 04/25/2037	5,435	5,439
Irwin Home Equity Corp.
5.860% due 07/25/2032	492	492
Ischus CDO Ltd.
5.600% due 07/10/2047	873	874
JPMorgan Mortgage Acquisition Corp.
5.380% due 05/25/2037	1,940	1,941
5.390% due 03/25/2036	1,355	1,356
5.390% due 11/25/2036	1,299	1,299
5.390% due 01/25/2037 (d)	30,317	30,341
5.400% due 03/25/2037	2,877	2,879
5.410% due 10/25/2036	1,634	1,635
5.420% due 07/25/2036	21,000	21,011
5.430% due 08/25/2036	1,704	1,705
5.470% due 03/25/2037	10,000	10,012
5.530% due 06/25/2035	1,331	1,333
Lehman XS Trust
5.390% due 11/25/2035	26,107	26,362
5.390% due 05/25/2046	930	930
5.400% due 07/25/2046	1,164	1,165
5.410% due 05/25/2046	1,875	1,876
5.470% due 04/25/2037	25,494	25,534
Long Beach Mortgage Loan Trust
5.420% due 11/25/2035	58	58
5.500% due 08/25/2035	1,202	1,203
5.600% due 10/25/2034	1,513	1,516
6.020% due 03/25/2032	95	95
MASTR Asset-Backed Securities Trust
5.390% due 12/25/2035	1,056	1,057
5.400% due 05/25/2037	24,890	24,908
5.450% due 10/25/2036	5,000	5,003
MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	4,800	4,812
5.440% due 08/16/2010	4,743	4,751
5.446% due 12/15/2009	2,000	2,001
5.530% due 03/15/2011	1,900	1,907
Merrill Lynch Mortgage Investors, Inc.
5.400% due 09/25/2037	5,628	5,631
5.500% due 09/25/2036	2,441	2,443
Morgan Stanley ABS Capital I
5.360% due 07/25/2036	1	1
5.380% due 05/25/2037	187	187
5.390% due 02/25/2036	860	861
5.410% due 01/25/2037	20,000	19,995
5.420% due 04/25/2036	4,000	3,999
5.420% due 10/25/2036	10,000	9,997
5.420% due 11/25/2036	20,000	19,994
Morgan Stanley Home Equity Loans
5.420% due 09/25/2035	1,921	1,922
Morgan Stanley IXIS Real Estate Capital Trust
5.430% due 11/25/2036	15,000	14,999
Morgan Stanley Mortgage Loan Trust
5.390% due 01/25/2047	15,264	15,272
Nationstar Home Equity Loan Trust
5.440% due 04/25/2037	11,051	11,059
Nationstar NIM Trust
8.000% due 06/25/2037	730	729
Nelnet Student Loan Trust
5.445% due 07/25/2016	827	829
New Century Home Equity Loan Trust
5.390% due 08/25/2036	563	563
5.490% due 12/25/2035	15,000	14,993
5.500% due 06/25/2035	1,967	1,966
5.500% due 07/25/2035	980	980
5.500% due 05/25/2036	2,000	2,002
5.580% due 06/25/2035	2,721	2,710
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	203	203
Option One Mortgage Loan Trust
5.390% due 01/25/2036	1,554	1,555
5.420% due 11/25/2035	715	716
Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	51	51
5.760% due 08/25/2033	583	585
5.820% due 12/25/2033	1,938	1,954
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,160	1,161
5.390% due 02/25/2037	6,873	6,878
5.400% due 07/25/2036	5,445	5,448
5.400% due 10/25/2036	2,898	2,900
5.440% due 05/25/2037	24,373	24,391
Residential Asset Securities Corp.
5.390% due 02/25/2036	733	733
5.390% due 04/25/2036	1,417	1,418
5.390% due 07/25/2036	12,734	12,740
5.390% due 11/25/2036	3,666	3,668
5.390% due 02/25/2037	5,509	5,512
5.400% due 02/25/2036	1,731	1,732
5.400% due 10/25/2036	1,000	1,001
5.410% due 01/25/2036	686	686
5.430% due 07/25/2036	1,900	1,900
5.430% due 04/25/2037	6,882	6,887
5.450% due 03/25/2036	1,250	1,251
5.460% due 12/25/2035 (d)	35,150	35,174
5.520% due 05/25/2035	63	64
SACO I, Inc.
5.700% due 11/25/2035	3,032	3,034
Salomon Brothers Mortgage Securities VII, Inc.
5.620% due 03/25/2032	469	470
Saxon Asset Securities Trust
5.590% due 01/25/2032	102	102
SBI HELOC Trust
5.490% due 08/25/2036	510	511
Sears Credit Account Master Trust
5.540% due 04/16/2013	3,000	3,008
SLM Student Loan Trust
3.800% due 12/15/2038	15,400	14,926
5.325% due 04/25/2012	690	691
5.355% due 01/25/2018	367	368
Soundview Home Equity Loan Trust
5.380% due 11/25/2036	4,157	4,157
5.390% due 05/25/2036	240	240
5.400% due 01/25/2037	6,640	6,644
5.400% due 06/25/2037	8,276	8,282
5.420% due 10/25/2036	1,909	1,910
5.430% due 11/25/2035	487	487
5.430% due 01/25/2037	10,000	10,003
5.440% due 01/25/2037	4,786	4,790
5.470% due 06/25/2037 (d)	35,000	35,041
5.550% due 06/25/2035	431	432
Specialty Underwriting & Residential Finance
5.420% due 11/25/2037	13,000	12,991
5.660% due 01/25/2034	50	50
Structured Asset Investment Loan Trust
5.430% due 08/25/2035	83	83
5.430% due 09/25/2035	147	147
5.430% due 11/25/2035	6,477	6,482
Structured Asset Securities Corp.
5.370% due 09/25/2036	1,906	1,906
5.400% due 11/25/2035	3,713	3,715
5.400% due 01/25/2037	1,049	1,050
5.460% due 06/25/2035	1,177	1,178
5.520% due 11/25/2035	6,700	6,712
5.610% due 01/25/2033	801	803
Trapeza CDO I LLC
6.015% due 11/16/2034	1,000	998
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	5,171
Washington Mutual Asset-Backed Certificates
5.430% due 01/25/2037	14,656	14,661
Wells Fargo Home Equity Trust
5.390% due 07/25/2036	3,479	3,481
5.420% due 07/25/2036	11,075	11,079
5.420% due 03/25/2037	2,910	2,913
5.430% due 11/25/2035	3,212	3,214
5.560% due 10/25/2035	7,200	7,211
5.570% due 12/25/2035	3,000	3,007
WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030	288	288

Total Asset-Backed Securities (Cost $988,142)		988,890

SHORT-TERM INSTRUMENTS 0.9%
Commercial Paper 0.3%
Freddie Mac
4.800% due 07/02/2007	12,000	12,000

Tri-party Repurchase Agreements 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	7,953	7,953

(Dated 06/29/2007. Collateralized by Freddie Mac 4.125% due 11/18/2009 valued at $8,114. Repurchase proceeds are $7,956.)
U.S. Treasury Bills 0.4%
4.587% due 08/30/2007 - 09/13/2007 (a)(b)(e)	17,685	17,492

Total Short-Term Instruments (Cost $37,475)		37,445

Purchased Options (g) 0.0% (Cost $1,891)		851
Total Investments (c) 115.7% (Cost $5,413,196)		$5,390,250
Written Options (h) (0.0%) (Premiums $1,863)		(877)
Other Assets and Liabilities (Net) (15.7%)		(730,737)

Net Assets 100.0%		$4,658,636

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Securities with an aggregate market value of $12,611 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $81,819 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) The average amount of borrowing outstanding during the period ended June 30, 2007 was $230,593 at a weighted average interest rate of 5.31%. On June 30, 2007, securities valued at $761,614 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $4,881 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euro March Futures	Long	03/2008	542	$(527)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	351	233
U.S. Treasury 10-Year Note September Futures	Short	09/2007	937	815

				$521

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	BHP Billiton Finance Ltd. 5.125% due 03/29/2012	Buy	(0.135%)	03/20/2012	$3,000	$0
Bank of America	Consumers Energy Co. 5.000% due 02/15/2012	Buy	(0.090%)	03/20/2012	3,000	23
Bank of America	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.455%)	03/20/2016	3,000	(25)
Bank of America	Longshore CDO Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 2.900% due 05/03/2046	Buy	(3.530%)	05/03/2046	1,000	286
Bank of America	Kefton CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.350% due 01/09/2047	Buy	(1.750%)	01/09/2047	2,000	668
Barclays Bank PLC	iStar Financial, Inc. floating rate based on 3-Month USD-LIBOR plus 0.390% due 03/03/2008	Buy	(0.100%)	03/20/2008	5,000	4
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.580%)	09/20/2011	4,000	(49)
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%)	09/20/2011	5,000	(55)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Sell	0.153%	12/20/2016	75,000	(272)
Barclays Bank PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%)	12/20/2016	5,000	(58)
Barclays Bank PLC	Accredited Mortgage Loan Trust floating rate based on 1-Month USD-LIBOR plus 1.150% due 04/25/2036	Buy	(1.000%)	04/25/2036	5,000	359
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 4.600% due 05/03/2010	Buy	(0.110%)	06/20/2010	2,000	(4)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%)	06/20/2011	3,000	(21)
Bear Stearns & Co., Inc.	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.560%)	12/20/2013	6,000	27
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%)	03/20/2014	5,000	(15)
Bear Stearns & Co., Inc.	Alcan, Inc. 5.000% due 06/01/2015	Buy	(0.420%)	06/20/2015	2,500	8
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%)	03/20/2016	3,000	(26)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%)	06/20/2016	5,000	67
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%)	06/20/2016	3,000	0
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.500%)	12/20/2016	3,000	(29)
Bear Stearns & Co., Inc.	Avenue CLO Fund Ltd. Floating rate based on 3-Month USD-LIBOR plus 1.650% due 07/20/2018	Buy	(1.750%)	07/20/2018	2,500	23
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%)	12/20/2013	5,000	31
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%)	12/20/2014	3,100	18
Citibank N.A.	Commercial Industrial Finance Corp. floating rate based on 3-Month USD-LIBOR plus 1.600% due 10/20/2020	Buy	(2.150%)	10/20/2020	500	3
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%)	03/20/2011	4,000	(1)
Credit Suisse First Boston	Dayton Power & Light, Inc. 6.875% due 09/01/2011	Buy	(0.330%)	09/20/2011	2,600	(9)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%)	09/20/2011	2,000	(2)
Deutsche Bank AG	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	15,000	14
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%)	03/20/2012	2,000	(9)
Deutsche Bank AG	Weatherford International Ltd. 4.950% due 10/15/2013	Buy	(0.410%)	12/20/2013	2,500	(3)
Deutsche Bank AG	Bank of America Corp. 5.625% due 10/14/2016	Buy	(0.180%)	12/20/2016	10,000	18
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Sell	0.157%	12/20/2016	25,000	(81)
Deutsche Bank AG	Kaupthing Bank HF 6.125% due 10/04/2016	Buy	(0.600%)	12/20/2016	3,000	(29)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	10,000	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.060%	12/20/2011	25,000	(43)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.153%	12/20/2016	25,000	(91)
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%)	10/11/2021	2,000	(15)
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%	11/20/2007	10,000	6
HSBC Bank USA	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.040%	03/20/2008	20,000	(3)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	10,000	(4)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%	03/20/2008	20,000	(15)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.190%	01/20/2009	5,000	5
JPMorgan Chase & Co.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.300%	01/20/2009	10,000	21
JPMorgan Chase & Co.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.280%)	03/20/2011	5,000	(23)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.068%	12/20/2011	75,000	(106)
JPMorgan Chase & Co.	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%)	12/20/2011	3,000	41
JPMorgan Chase & Co.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.650%)	12/20/2012	3,000	(45)
JPMorgan Chase & Co.	Montrose Harbor CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.380% due 12/05/2051	Buy	(1.750%)	12/05/2051	2,500	706
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.200%	07/20/2007	10,000	10
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	20,000	10
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%)	06/20/2010	2,100	(4)
Lehman Brothers, Inc.	Residential Capital LLC 6.000% due 02/22/2011	Buy	(0.580%)	03/20/2011	5,000	242
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%)	06/20/2011	2,000	2
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%)	12/20/2011	2,600	(7)
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	9,000	37
Lehman Brothers, Inc.	International Lease Finance Corp. 5.625% due 09/20/2013	Buy	(0.220%)	09/20/2013	5,200	(5)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	25,000	(104)
Lehman Brothers, Inc.	Topanga CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.600% due 03/08/2040	Buy	(2.420%)	03/08/2040	5,000	546
Merrill Lynch & Co., Inc.	Progress Energy, Inc. 7.100% due 03/01/2011	Buy	(0.100%)	03/20/2011	3,348	(1)
Merrill Lynch & Co., Inc.	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.290%)	06/20/2011	3,200	2
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%)	12/20/2011	5,000	(17)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG7 Index	Sell	0.145%	12/20/2016	25,000	(106)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	2,200	4
Morgan Stanley	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.140%	12/20/2007	10,000	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.430%	12/20/2007	10,000	10
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.290%	12/20/2007	10,000	4
Morgan Stanley	JC Penney Corp., Inc. 7.375% due 08/15/2008	Buy	(0.100%)	09/20/2008	3,693	3
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.560%)	03/20/2013	4,000	(16)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%)	03/20/2013	2,500	(2)
Morgan Stanley	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.590%)	09/20/2013	5,000	(28)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%)	09/20/2009	3,000	(13)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%)	09/20/2011	5,000	(44)
Royal Bank of Scotland Group PLC	Kerr-McGee Corp. 6.875% due 09/15/2011	Buy	(0.160%)	09/20/2011	4,100	(7)
Royal Bank of Scotland Group PLC	HSBC Finance Corp. 6.375% due 10/15/2011	Buy	(0.200%)	12/20/2011	6,300	(16)
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%)	12/20/2011	3,000	19
Royal Bank of Scotland Group PLC	SLM Corp. floating rate based on 3-Month USD-LIBOR plus 0.230% due 10/25/2011	Buy	(0.190%)	12/20/2011	8,000	680
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%)	12/20/2015	2,500	(39)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%)	12/20/2015	3,000	36
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016	5,000	57
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%)	06/20/2011	2,500	7
UBS Warburg LLC	BAE Systems Holdings, Inc. 6.400% due 12/15/2011	Buy	(0.140%)	12/20/2011	2,000	6
Wachovia Bank N.A.	Ixis ABS CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.450% due 12/13/2046	Buy	(1.690%)	12/13/2046	2,000	581
Wachovia Bank N.A.	Avebury Finance CDO PLC floating rate based on 3-Month USD-LIBOR plus 1.400% due 01/08/2051	Buy	(1.800%)	01/08/2051	2,000	665

						$3,812

Credit Default Swaps (Asset-Backed Indices)

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%)	05/25/2046	$20,000	6,186
Goldman Sachs & Co.	Home Equity Index A Rating 2006-2	Sell	0.440%	05/25/2046	20,000	(1,103)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	1.330%	05/25/2046	20,000	(3,609)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	10,000	(2,979)
JPMorgan Chase & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%	05/25/2046	10,000	(3,024)

						$(4,529)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	$900	$(7)

(g) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$79,400	$401	$156
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	74,100	411	92
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	60,000	248	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	79,400	284	156
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	132,200	547	447

							$1,891	$851

(h) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$34,100	$401	$172
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	32,200	393	98
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	25,800	269	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	34,500	283	174
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	44,100	517	433

							$1,863	$877

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	4.250%	08/15/2015	$193,000	$183,613	$186,379
U.S. Treasury Notes	4.375%	08/15/2012	120,000	116,592	119,417
U.S. Treasury Notes	4.500%	04/30/2009	50,000	49,548	50,110
U.S. Treasury Notes	4.500%	11/15/2015	186,000	179,941	180,644
U.S. Treasury Notes	4.625%	02/29/2012	23,000	22,617	23,111
U.S. Treasury Notes	4.625%	11/15/2016	9,500	9,243	9,275
U.S. Treasury Notes	4.625%	02/15/2017	144,500	140,519	142,588

				$702,073	$711,524

(2)	Market value includes $9,968 of interest payable on short sales.

See accompanying notes

Schedule of Investments

Short-Term Portfolio II

June 30, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.8%
HCA, Inc.
7.600% due 11/14/2013		$1,297	$1,304
SLM Corp.
6.000% due 06/30/2008		3,000	2,985

Total Bank Loan Obligations (Cost $4,282)			4,289

CORPORATE BONDS & NOTES 21.6%
Banking & Finance 12.9%
American International Group, Inc.
5.395% due 01/29/2010		4,200	4,203
Bank of America N.A.
5.360% due 12/18/2008		1,700	1,701
5.360% due 06/12/2009		900	900
Bank of Ireland
5.410% due 12/18/2009		2,400	2,405
Bear Stearns Cos., Inc.
5.450% due 02/23/2010		2,800	2,792
Citigroup Global Markets Holdings, Inc.
5.460% due 03/17/2009		1,300	1,302
Citigroup, Inc.
5.400% due 12/26/2008		3,500	3,503
5.405% due 05/02/2008		1,000	1,001
5.500% due 06/09/2009		400	401
East Lane Re Ltd.
12.355% due 05/06/2011		300	301
Ford Motor Credit Co.
5.625% due 10/01/2008		2,600	2,567
6.190% due 09/28/2007		700	700
7.800% due 06/01/2012		150	147
General Electric Capital Corp.
5.355% due 10/24/2008		700	701
5.410% due 10/06/2010		3,000	3,002
5.417% due 05/10/2010		1,800	1,803
Glitnir Banki HF
5.618% due 04/20/2010		1,000	999
GMAC LLC
6.610% due 05/15/2009		1,000	1,001
Goldman Sachs Group, Inc.
5.450% due 06/23/2009		7,100	7,109
HSBC Finance Corp.
5.360% due 05/21/2008		2,800	2,802
5.440% due 03/12/2010		300	300
5.490% due 09/15/2008		1,000	1,002
ICICI Bank Ltd.
5.895% due 01/12/2010		1,400	1,403
Lehman Brothers Holdings, Inc.
5.570% due 12/23/2010		1,500	1,502
Longpoint Re Ltd.
10.609% due 05/08/2010		500	500
MBNA Europe Funding PLC
5.460% due 09/07/2007		3,600	3,601
Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		2,200	2,202
Metropolitan Life Global Funding I
5.400% due 05/17/2010		2,900	2,902
Mirage Resorts, Inc.
6.750% due 08/01/2007		1,500	1,502
Morgan Stanley
5.467% due 02/09/2009		1,200	1,202
Mystic Re Ltd.
15.360% due 06/07/2011		300	301
National Australia Bank Ltd.
5.400% due 09/11/2009		2,700	2,704
Royal Bank of Scotland Group PLC
5.360% due 04/11/2008		1,200	1,201
Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008		2,200	2,202
Spinnaker Capital Ltd.
16.860% due 06/15/2008		1,000	999
Ventas Realty LP
6.750% due 06/01/2010		600	609
8.750% due 05/01/2009		1,000	1,051
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		1,100	1,102
6.110% due 09/21/2007		1,600	1,602
Wachovia Bank N.A.
5.320% due 10/03/2008		1,200	1,201
5.360% due 02/23/2009		2,100	2,101
5.400% due 03/23/2009		2,500	2,502

			73,031

Industrials 5.4%
Albertson’s, Inc.
6.950% due 08/01/2009		800	820
Amgen, Inc.
5.440% due 11/28/2008		4,400	4,403
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008		1,000	1,005
CSC Holdings, Inc.
7.250% due 07/15/2008		1,500	1,515
7.875% due 12/15/2007		300	303
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		2,900	2,906
EchoStar DBS Corp.
5.750% due 10/01/2008		1,100	1,100
El Paso Corp.
6.950% due 12/15/2007		100	101
7.625% due 08/16/2007		300	302
7.625% due 09/01/2008		100	102
Enterprise Products Operating LP
4.000% due 10/15/2007		1,300	1,295
Equistar Chemicals LP
8.750% due 02/15/2009		1,000	1,040
10.125% due 09/01/2008		286	299
Historic TW, Inc.
8.180% due 08/15/2007		1,500	1,505
HJ Heinz Co.
6.428% due 12/01/2008		2,100	2,122
Home Depot, Inc.
5.485% due 12/16/2009		1,300	1,299
JC Penney Corp., Inc.
6.500% due 12/15/2007		2,000	2,006
Owens Brockway Glass Container, Inc.
8.875% due 02/15/2009		1,400	1,431
RH Donnelley, Inc.
10.875% due 12/15/2012		553	591
Service Corp. International
6.500% due 03/15/2008		1,400	1,403
Southern Natural Gas Co.
6.125% due 09/15/2008		1,100	1,110
6.700% due 10/01/2007		1,000	1,008
Sungard Data Systems, Inc.
3.750% due 01/15/2009		800	776
Williams Cos., Inc.
6.375% due 10/01/2010		1,050	1,058
Xerox Corp.
9.750% due 01/15/2009		1,300	1,376

			30,876

Utilities 3.3%
AT&T, Inc.
5.570% due 11/14/2008		300	301
BellSouth Corp.
4.240% due 04/26/2008		1,500	1,487
5.460% due 08/15/2008		1,200	1,201
CMS Energy Corp.
7.500% due 01/15/2009		1,800	1,855
Dominion Resources, Inc.
5.660% due 09/28/2007		1,700	1,700
Entergy Gulf States, Inc.
3.600% due 06/01/2008		4,400	4,322
Florida Power Corp.
5.760% due 11/14/2008		700	701
Midwest Generation LLC
8.300% due 07/02/2009		2,360	2,408
Ohio Edison Co.
4.000% due 05/01/2008		40	40
PSEG Energy Holdings LLC
8.625% due 02/15/2008		500	509
Qwest Capital Funding, Inc.
6.375% due 07/15/2008		1,100	1,106
SEMCO Energy, Inc.
7.125% due 05/15/2008		1,400	1,413
Sprint Nextel Corp.
5.760% due 06/28/2010		1,300	1,301
TXU Energy Co. LLC
5.860% due 09/16/2008		600	600

			18,944

Total Corporate Bonds & Notes (Cost $122,790)			122,851

COMMODITY INDEX-LINKED NOTES 0.2%
Morgan Stanley
0.000% due 07/07/2008		1,000	994

Total Commodity Index-Linked Notes (Cost $1,000)			994

U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
4.500% due 09/25/2012		1,075	1,069
5.000% due 04/01/2037		999	936
5.440% due 03/25/2034		3,545	3,549
5.500% due 07/01/2017 - 07/01/2037		8,917	8,768
5.620% due 11/01/2017		11	11
5.625% due 07/01/2017		14	14
5.626% due 01/01/2018 - 11/01/2018		41	41
5.636% due 01/01/2018		63	63
5.642% due 02/01/2024 - 06/01/2024		13	13
5.643% due 11/01/2018		14	14
5.670% due 09/25/2042		797	802
5.730% due 12/01/2017		6	6
5.794% due 09/17/2027		15	16
5.844% due 02/25/2022 - 07/18/2027		39	39
5.944% due 08/25/2022		16	16
5.950% due 02/25/2044		1,756	1,752
5.994% due 12/25/2022		13	13
6.000% due 11/01/2035 - 07/01/2037		57,847	57,257
6.044% due 09/25/2022		11	11
6.194% due 02/25/2023		8	8
6.214% due 03/01/2044		1,778	1,799
6.344% due 08/25/2022		2	2
6.414% due 10/01/2040		27	28
6.494% due 09/25/2023		188	194
6.957% due 11/01/2035		1,548	1,601
7.237% due 09/01/2031		1,130	1,140
7.290% due 01/01/2033		58	58
7.375% due 09/01/2031		65	66
Federal Home Loan Bank
3.000% due 10/10/2008		3,000	2,919
3.250% due 07/10/2013		200	192
3.500% due 05/20/2008		540	532
4.000% due 02/18/2009		5,000	4,907
Freddie Mac
3.300% due 12/30/2008		4,000	3,891
4.500% due 08/15/2027		454	453
5.353% due 02/01/2036		27	28
5.500% due 08/15/2030		32	31
5.550% due 07/15/2037		11,100	11,099
5.620% due 06/01/2017		17	17
5.626% due 09/01/2017		17	18
5.775% due 01/15/2022		2	2
6.000% due 06/01/2018		93	94
6.025% due 03/15/2020		6	6
6.125% due 03/15/2023		15	15
6.368% due 11/01/2018		41	42
6.427% due 07/25/2044		3,796	3,828
6.747% due 11/01/2028		17	17
6.750% due 11/01/2016		74	75
7.194% due 12/01/2025		27	27
Ginnie Mae
4.750% due 07/20/2027		27	27
5.375% due 04/20/2030		31	31

Total U.S. Government Agencies (Cost $108,221)			107,537

MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Investment Trust
5.470% due 09/25/2035		667	667
Arkle Master Issuer PLC
5.300% due 11/19/2007		2,700	2,701
Banc of America Funding Corp.
4.614% due 02/20/2036		1,110	1,092
Bear Stearns Adjustable Rate Mortgage Trust
4.478% due 11/25/2034		5,157	5,191
4.622% due 01/25/2034		885	887
4.773% due 01/25/2034		451	449
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		276	276
CC Mortgage Funding Corp.
5.570% due 08/25/2035		1,679	1,686
Countrywide Alternative Loan Trust
5.600% due 02/25/2037		2,405	2,411
6.029% due 02/25/2036		1,204	1,212
Countrywide Home Loan Mortgage Pass-Through Trust
5.590% due 05/25/2034		274	274
5.660% due 06/25/2035		3,437	3,431
First Republic Mortgage Loan Trust
5.620% due 08/15/2032		1,424	1,427
GS Mortgage Securities Corp. II
5.420% due 06/06/2020		316	317
GSR Mortgage Loan Trust
4.538% due 09/25/2035		1,470	1,449
GSRPM Mortgage Loan Trust
6.020% due 01/25/2032		623	633
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		272	272
5.690% due 02/19/2034		1,266	1,268
HSI Asset Securitization Corp. Trust
5.380% due 05/25/2037 (a)		2,700	2,700
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		2,097	2,099
Mellon Residential Funding Corp.
5.760% due 12/15/2030		2,705	2,717
Residential Accredit Loans, Inc.
5.420% due 09/25/2046		1,660	1,660
Sequoia Mortgage Trust
5.700% due 10/20/2027		721	722
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036		1,019	1,021
5.600% due 02/25/2036		75	75
Structured Asset Securities Corp.
5.329% due 10/25/2035		1,990	1,988
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		2,668	2,669
Washington Mutual, Inc.
5.610% due 10/25/2045		280	281
5.724% due 05/25/2046		416	417
5.839% due 12/25/2046		337	337
5.860% due 12/25/2027		3,836	3,838
6.429% due 06/25/2042		271	270
Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035		1,935	1,926

Total Mortgage-Backed Securities (Cost $48,274)			48,363

ASSET-BACKED SECURITIES 15.4%
ACE Securities Corp.
5.380% due 10/25/2036		2,015	2,016
5.400% due 10/25/2036		1,976	1,978
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		42	43
Argent Securities, Inc.
5.370% due 10/25/2036		1,846	1,848
Asset-Backed Funding Certificates
5.380% due 10/25/2036		1,592	1,593
5.670% due 06/25/2034		1,380	1,384
Asset-Backed Securities Corp. Home Equity
5.595% due 09/25/2034		750	750
Bear Stearns Asset-Backed Securities, Inc.
5.650% due 01/25/2036		141	141
Carrington Mortgage Loan Trust
5.370% due 01/25/2037		2,446	2,447
Centex Home Equity
5.720% due 10/25/2030		58	58
Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 08/25/2032		126	127
Citigroup Mortgage Loan Trust, Inc.
5.370% due 10/25/2036		1,749	1,750
5.370% due 11/25/2036		1,680	1,681
5.430% due 08/25/2036		1,500	1,501
ContiMortgage Home Equity Trust
6.000% due 03/15/2027		3	3
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037		2,421	2,422
5.380% due 03/25/2037		1,978	1,979
6.060% due 05/25/2032		48	48
Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032		993	994
First NLC Trust
5.390% due 08/25/2037		2,300	2,300
Fremont Home Loan Trust
5.390% due 02/25/2037		1,424	1,424
GSAMP Trust
5.390% due 09/25/2036		1,558	1,559
5.610% due 03/25/2034		1,615	1,618
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036		1,583	1,584
Home Equity Asset Trust
5.780% due 02/25/2033		1	1
Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036		1,200	1,201
JPMorgan Mortgage Acquisition Corp.
5.390% due 03/25/2036		1,030	1,031
5.390% due 11/25/2036		1,364	1,364
5.400% due 08/25/2036		1,933	1,934
Lehman XS Trust
5.400% due 06/25/2046		1,402	1,403
5.400% due 11/25/2046		2,090	2,091
5.440% due 11/25/2036		1,705	1,707
Long Beach Mortgage Loan Trust
5.380% due 10/25/2036		2,066	2,067
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036		2,524	2,526
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037		1,819	1,820
5.390% due 08/25/2036		1,691	1,692
5.390% due 07/25/2037		2,113	2,114
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		1,989	1,990
5.400% due 12/25/2035		162	162
New Century Home Equity Loan Trust
5.380% due 05/25/2036		526	526
Quest Trust
5.880% due 06/25/2034		287	288
Renaissance Home Equity Loan Trust
5.680% due 11/25/2034		566	569
5.760% due 08/25/2033		564	565
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		1,334	1,335
5.400% due 10/25/2036		2,059	2,060
Residential Asset Securities Corp.
5.390% due 11/25/2036		2,070	2,071
5.400% due 10/25/2036		1,929	1,931
5.410% due 01/25/2036		466	466
Saxon Asset Securities Trust
5.380% due 11/25/2036		1,762	1,763
5.590% due 01/25/2032		49	49
SBI HELOC Trust
5.490% due 08/25/2036		1,969	1,971
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		1,370	1,371
5.380% due 03/25/2036		841	842
5.440% due 05/25/2037		2,700	2,700
SLM Student Loan Trust
5.325% due 10/25/2012		1,201	1,201
5.335% due 04/25/2012		2,129	2,130
5.355% due 10/25/2016		2,700	2,702
5.355% due 01/25/2018		676	677
5.365% due 01/26/2015		436	436
Soundview Home Equity Loan Trust
5.420% due 10/25/2036		1,378	1,379
Structured Asset Securities Corp.
5.370% due 10/25/2036		591	592
5.420% due 07/25/2035		633	633
5.450% due 12/25/2035		595	596
5.610% due 01/25/2033		52	52
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		279	280
Wells Fargo Home Equity Trust
5.430% due 11/25/2035		1,127	1,127
5.560% due 10/25/2035		2,700	2,704

Total Asset-Backed Securities (Cost $87,312)			87,367

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
BTM Curacao Holdings NV
1.348% due 11/29/2049	JPY	100,000	812
Mizuho Bank Ltd.
1.432% due 12/31/2049		100,000	822
Sumitomo Mitsui Banking Corp.
1.335% due 06/29/2049		100,000	828

Total Foreign Currency-Denominated Issues (Cost $2,547)			2,462

	Shares
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,300	1,310

Total Preferred Stocks (Cost $1,334)			1,310

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 43.3%
Certificates of Deposit 8.9%
Bank of Ireland
3.797% due 01/15/2010		$2,800	2,803
BNP Paribas
5.262% due 07/03/2008		5,200	5,199
Calyon Financial, Inc.
5.340% due 01/16/2009		2,800	2,800
5.395% due 06/29/2010		2,200	2,199
Dexia S.A.
5.270% due 09/29/2008		900	900
Fortis Bank NY
5.265% due 06/30/2008		2,800	2,801
5.300% due 09/30/2008		2,900	2,900
HSBC Bank USA N.A.
5.410% due 07/28/2008		1,000	1,002
Nordea Bank Finland PLC
5.282% due 12/01/2008		500	500
5.308% due 04/09/2009		5,200	5,203
Royal Bank of Canada
5.267% due 06/30/2008		4,300	4,304
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		4,000	4,000
5.265% due 03/26/2008		1,800	1,800
Skandinav Enskilda BK
5.340% due 08/21/2008		1,600	1,601
5.350% due 02/13/2009		1,800	1,801
Societe Generale NY
5.265% due 09/21/2007		2,500	2,500
5.271% due 06/30/2008		3,000	3,001
Unicredito Italiano NY
5.358% due 05/06/2008		4,100	4,101
5.360% due 05/29/2008		1,200	1,201

			50,616

Commercial Paper 33.2%
Bank of America Corp.
5.200% due 10/04/2007		12,400	12,371
Bank of Ireland
5.230% due 11/08/2007		700	699
Barclays U.S. Funding Corp.
5.245% due 09/26/2007		27,000	26,725
CBA (de) Finance
5.230% due 09/28/2007		10,600	10,594
Cox Communications, Inc.
5.570% due 09/17/2007		2,500	2,500
Danske Corp.
5.220% due 10/12/2007		18,200	18,189
Fortis Funding LLC
5.275% due 09/05/2007		11,300	11,254
Freddie Mac
4.800% due 07/02/2007		12,000	12,000
San Paolo IMI U.S. Financial Co.
5.330% due 08/08/2007		12,900	12,900
Societe Generale NY
5.225% due 11/26/2007		5,000	4,974
Svenska Handelsbanken, Inc.
5.185% due 10/09/2007		14,700	14,685
Swedbank AB
5.225% due 09/06/2007		16,100	16,025
Time Warner, Inc.
5.410% due 09/17/2007		1,200	1,187
TotalFinaElf Capital S.A.
5.340% due 07/02/2007		15,500	15,500
UBS Finance Delaware LLC
5.145% due 10/23/2007		1,200	1,195
5.230% due 10/23/2007		10,900	10,844
5.240% due 10/23/2007		300	296
5.245% due 10/23/2007		4,800	4,746
Westpac Banking Corp.
5.165% due 11/05/2007		11,700	11,481

			188,165

Repurchase Agreements 0.9%
State Street Bank and Trust Co.
4.900% due 07/02/2007		5,344	5,344

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $5,453. Repurchase proceeds are $5,346.)
U.S. Treasury Bills 0.3%
4.645% due 09/13/2007 (b)(d)		1,405	1,390

Total Short-Term Instruments (Cost $245,507)			245,515

Purchased Options (f) 0.2% (Cost $1,372)			954
Total Investments (c) 109.6% (Cost $622,639)			$621,642
Written Options (g) (0.1%) (Premiums $809)			(359)
Other Assets and Liabilities (Net) (9.5%)			(53,918)

Net Assets 100.0%			$567,365

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $26,765 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $1,390 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar June Futures	Long	06/2008	514	$(346)
90-Day Eurodollar March Futures	Long	03/2008	2,211	(1,739)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	1,123	450
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	278	(662)

				$(2,297)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Bank of America	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%)	06/20/2010	$1,000	$1
Bank of America	Energy Transfer Partners LP 5.950% due 02/01/2015	Sell	0.330%	06/20/2012	600	(2)
Bank of America	Plains All American Pipeline LP 7.750% due 10/15/2012	Sell	0.320%	06/20/2012	600	1
Bank of America	Valero Energy Corp. 6.875% due 04/15/2012	Sell	0.320%	06/20/2012	600	2
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	300	0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	700	0
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	700	2
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	300	1
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.480%)	06/20/2012	600	(3)
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	1,300	0
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	300	0
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	400	0
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	300	0
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	700	2
Deutsche Bank AG	Diamond Offshore Drilling, Inc. 0.000% due 06/06/2020	Buy	(0.230%)	06/20/2012	600	(1)
Deutsche Bank AG	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.500%)	06/20/2012	600	(4)
Deutsche Bank AG	Noble Corp. 5.875% due 06/01/2013	Buy	(0.510%)	06/20/2012	600	(2)
Deutsche Bank AG	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.280%)	06/20/2012	600	(2)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	3,000	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	900	5
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	3,000	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	700	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	700	0
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	300	0
Merrill Lynch & Co., Inc.	Enbridge Energy Partners LP 4.750% due 06/01/2013	Sell	0.280%	06/20/2012	600	(1)
Merrill Lynch & Co., Inc.	Kinder Morgan Energy Partners LP 6.750% due 03/15/2011	Sell	0.290%	06/20/2012	600	(3)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	700	1
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	1,300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	700	0

						$(4)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,300	$(46)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	900	(8)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		1,300	(8)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	4,300	(199)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,700	138
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		400	(18)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$162,900	(702)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		9,200	(70)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		6,900	(46)

							$(959)

(f) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$9,500	$48	$19
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	30,300	87	9
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	8,500	47	10
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	30,000	104	59
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	36,100	149	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	15,400	76	25
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	9,500	34	19
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	15,000	53	34
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	51,600	214	174

							$812	$349

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR 1,500	$45	$50
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008	1,500	45	38
Call - OTC Euro versus U.S. dollar		1.375	06/03/2010	1,400	67	71
Put - OTC Euro versus U.S. dollar		1.375	06/03/2010	1,400	67	64
Call - OTC U.S. dollar versus Japanese yen	JPY	105.200	03/31/2010	$1,000	42	68
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	28
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	201
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	85

					$560	$605

(g) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$4,000	$47	$20
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	6,700	83	14
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,700	45	11
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	13,000	105	65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	15,500	162	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	6,700	80	24
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	33	20
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	5,000	52	36
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	17,200	202	169

							$809	$359

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
U.S. Treasury Notes	4.250%	11/15/2014	$8,300	$7,836	$7,984
U.S. Treasury Notes	4.250%	08/15/2015	3,700	3,498	3,575

				$11,334	$11,559

(2)	Market value includes $125 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	BRL	3,495	10/2007	$25	$0	$25
Buy		4,218	03/2008	180	0	180
Buy	CLP	410,566	11/2007	18	0	18
Buy		37,459	03/2008	0	0	0
Buy	CNY	35,208	01/2008	0	(30)	(30)
Buy		95,401	03/2008	0	(111)	(111)
Sell	GBP	1,423	08/2007	0	(15)	(15)
Buy	IDR	1,243,200	08/2007	1	0	1
Buy	INR	3,163	10/2007	0	0	0
Sell	JPY	401,469	07/2007	47	0	47
Buy	KRW	306,362	09/2007	6	0	6
Buy		3,257,425	11/2007	22	0	22
Buy	MXN	42,258	03/2008	47	0	47
Buy	NOK	9,150	09/2007	26	0	26
Buy	PLN	10,801	09/2007	78	0	78
Buy	RUB	4,317	09/2007	3	0	3
Buy		1,866	11/2007	3	0	3
Buy		199,914	12/2007	61	0	61
Buy	SGD	2,130	07/2007	0	(15)	(15)
Buy		125	08/2007	0	(1)	(1)
Buy		3,603	09/2007	0	(10)	(10)
Buy	TWD	1,862	07/2007	0	0	0
Buy		1,862	08/2007	0	0	0
Buy	ZAR	1,020	09/2007	3	0	3
Buy		3,128	03/2008	0	(6)	(6)

				$520	$(188)	$332

See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio

June 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.8%
Banking & Finance 11.9%
Allstate Life Global Funding Trusts
5.415% due 01/25/2008	$11,600	$11,612
American Express Bank FSB
5.340% due 06/12/2009	27,600	27,612
American Express Centurion Bank
5.320% due 05/07/2008	11,700	11,701
American Express Credit Corp.
5.380% due 04/06/2009	2,800	2,803
American Honda Finance Corp.
5.346% due 08/05/2008	6,400	6,402
5.420% due 03/09/2009	2,000	2,003
American International Group, Inc.
5.360% due 06/23/2008	28,900	28,912
Bank of America Corp.
5.366% due 11/06/2009	20,000	20,001
5.370% due 09/25/2009	2,000	2,002
Bank of America N.A.
5.355% due 07/25/2008	6,200	6,204
5.360% due 12/18/2008	36,400	36,421
5.360% due 02/27/2009	80,400	80,455
Bank of Ireland
5.370% due 12/19/2008	35,500	35,545
5.410% due 12/18/2009	5,500	5,511
Bank of Scotland
5.860% due 11/22/2012	2,000	2,004
Bear Stearns Cos., Inc.
5.655% due 01/30/2009	5,000	5,014
Caterpillar Financial Services Corp.
5.420% due 05/18/2009	1,300	1,302
CIT Group, Inc.
5.505% due 01/30/2009	8,600	8,589
5.510% due 08/15/2008	2,000	2,000
Citigroup, Inc.
5.400% due 12/26/2008	17,100	17,114
5.500% due 06/09/2009	2,000	2,005
Credit Agricole S.A.
5.360% due 05/28/2009	20,700	20,709
DnB NORBank ASA
5.402% due 02/25/2008	2,000	1,990
Export-Import Bank of Korea
5.450% due 06/01/2009	12,000	12,006
General Electric Capital Corp.
5.355% due 10/24/2008	5,500	5,504
5.385% due 10/26/2009	6,000	6,004
5.430% due 08/15/2011	12,200	12,196
5.455% due 10/21/2010	8,440	8,456
Goldman Sachs Group, Inc.
5.400% due 12/23/2008	24,300	24,309
5.450% due 12/22/2008	14,800	14,820
5.660% due 06/28/2010	11,600	11,675
5.760% due 10/07/2011	2,000	2,014
HBOS Treasury Services PLC
5.320% due 07/17/2008	3,400	3,403
5.397% due 07/17/2009	2,500	2,503
5.449% due 10/01/2007	2,000	2,000
HSBC Finance Corp.
5.360% due 05/21/2008	12,400	12,409
5.415% due 10/21/2009	18,600	18,612
5.440% due 03/12/2010	8,100	8,099
JPMorgan Chase & Co.
5.410% due 06/26/2009	2,500	2,504
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	4,950	4,952
5.410% due 12/23/2008	35,000	35,037
5.445% due 10/22/2008	6,470	6,479
5.445% due 01/23/2009	10,000	10,011
Merrill Lynch & Co., Inc.
5.390% due 12/22/2008	16,000	16,004
5.395% due 10/23/2008	22,900	22,934
5.450% due 08/14/2009	5,900	5,906
Metropolitan Life Global Funding I
5.400% due 05/17/2010	18,100	18,113
Morgan Stanley
5.360% due 11/21/2008	12,000	12,001
5.406% due 05/07/2009	15,200	15,209
5.467% due 02/09/2009	27,300	27,345
Pricoa Global Funding I
5.435% due 01/25/2008	10,000	10,008
Royal Bank of Scotland Group PLC
5.405% due 07/21/2008	6,900	6,906
Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	3,600	3,601
5.420% due 09/19/2008	10,600	10,611
5.420% due 11/20/2009	13,200	13,209
SLM Corp.
5.565% due 07/25/2008	3,900	3,874
5.575% due 07/25/2007	1,000	1,000
Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	8,700	8,705
U.S. Trade Funding Corp.
4.260% due 11/15/2014	9,872	9,630
Wachovia Bank N.A.
5.360% due 02/23/2009	44,000	44,024
5.400% due 03/23/2009	2,000	2,001
Westpac Banking Corp.
5.280% due 06/06/2008	26,100	26,104
World Savings Bank FSB
5.410% due 06/20/2008	2,000	2,002

		800,091

Industrials 1.3%
CVS Caremark Corp.
5.660% due 06/01/2010	14,100	14,114
DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	16,000	16,036
5.840% due 09/10/2007	20,500	20,517
Wal-Mart Stores, Inc.
5.260% due 06/16/2008	29,500	29,496
Walt Disney Co.
5.460% due 09/10/2009	8,600	8,617

		88,780

Utilities 0.6%
AT&T, Inc.
5.456% due 02/05/2010	22,000	22,039
Dominion Resources, Inc.
5.540% due 11/14/2008	2,700	2,704
Ohio Power Co.
5.530% due 04/05/2010	2,400	2,403
TXU Electric Delivery Co.
5.735% due 09/16/2008	5,000	5,003
TXU Energy Co. LLC
5.860% due 09/16/2008	6,000	6,004

		38,153

Total Corporate Bonds & Notes (Cost $926,629)		927,024

MUNICIPAL BONDS & NOTES 0.0%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,875	2,839

Total Municipal Bonds & Notes (Cost $2,875)		2,839

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
3.847% due 10/01/2033	23,025	22,650
4.000% due 04/01/2014	12,517	12,006
4.500% due 10/25/2015 - 09/25/2020	37,665	36,909
4.673% due 05/25/2035	10,700	10,563
4.745% due 03/01/2035	4,533	4,432
4.903% due 12/01/2035	1,611	1,601
5.000% due 10/25/2013 - 02/25/2017	13,966	13,790
5.208% due 01/01/2036	8,488	8,490
5.250% due 06/15/2008 - 01/28/2013	7,935	7,899
5.298% due 08/01/2036	1,716	1,715
5.380% due 12/25/2036	4,984	4,970
5.415% due 09/01/2032	7	7
5.425% due 01/01/2018	28	29
5.440% due 03/25/2034	2,590	2,593
5.442% due 09/01/2017	29	29
5.450% due 03/25/2036	4,865	4,875
5.470% due 08/01/2014	46	47
5.480% due 03/25/2032	1,004	1,005
5.500% due 09/25/2024 - 04/01/2035	189,883	187,074
5.540% due 07/25/2032	932	932
5.560% due 06/25/2033	1,899	1,882
5.580% due 06/25/2032	4	4
5.605% due 01/01/2018	116	116
5.626% due 03/01/2018 - 11/01/2020	68	69
5.650% due 11/01/2014	31	31
5.660% due 11/25/2032	17	17
5.670% due 05/25/2042	1,118	1,120
5.794% due 08/25/2021 - 03/25/2022	182	184
5.800% due 02/09/2026	30,000	29,370
5.944% due 08/25/2022	53	54
5.950% due 02/25/2044	10,393	10,369
6.000% due 12/01/2022 - 07/01/2037	145,500	143,935
6.023% due 09/01/2033	13	14
6.044% due 04/25/2022	80	81
6.095% due 02/01/2026	15	15
6.210% due 08/06/2038	14,200	15,435
6.214% due 02/01/2041 - 10/01/2044	28,792	29,163
6.220% due 04/25/2032	1,332	1,366
6.322% due 10/01/2032	75	75
6.386% due 06/01/2025	21	21
6.400% due 12/01/2029	13	13
6.410% due 12/01/2029	64	65
6.414% due 11/01/2030	3	3
6.502% due 12/01/2029	100	102
6.641% due 06/01/2032	16	16
6.957% due 11/01/2035	4,645	4,802
6.973% due 11/01/2035	2,023	2,091
6.981% due 06/01/2021	3,292	3,352
7.027% due 12/01/2032	23	23
7.097% due 08/01/2028	14	14
7.104% due 05/01/2025	25	25
7.125% due 05/01/2022	16	16
7.218% due 12/01/2022	67	68
7.219% due 12/01/2029	18	18
7.223% due 09/01/2031	175	177
7.274% due 05/01/2032	51	51
7.275% due 12/01/2031	14	14
7.302% due 07/01/2018	789	813
7.315% due 09/01/2028	111	113
7.367% due 09/01/2026	1,008	1,022
7.375% due 09/01/2022	7	7
7.408% due 01/01/2029	75	76
7.598% due 03/01/2026	25	25
7.722% due 10/01/2025	41	42
Farmer Mac
7.280% due 07/25/2011	2,433	2,413
Federal Farm Credit Bank
5.100% due 10/15/2012	2,000	1,962
Federal Home Loan Bank
2.850% due 08/06/2007	6,000	5,986
3.450% due 01/23/2008	17,205	17,025
4.000% due 07/14/2008 - 03/18/2011	50,110	49,081
4.070% due 07/16/2014	1,000	923
4.125% due 11/17/2008	44,600	43,948
4.280% due 05/18/2009	46,660	45,914
5.120% due 01/10/2013	5,000	4,902
5.125% due 08/15/2019	98,000	95,047
Freddie Mac
0.000% due 12/11/2025	9,084	3,282
3.000% due 05/15/2022	2,300	2,262
3.500% due 01/15/2022 - 05/15/2022	1,591	1,575
4.000% due 04/06/2010 - 10/15/2023	26,468	26,137
4.250% due 04/15/2023 - 02/15/2025	14,486	14,284
4.375% due 11/16/2007	10,000	9,964
4.500% due 02/15/2015 - 09/15/2035	50,771	48,144
4.652% due 02/01/2035	8,639	8,508
4.706% due 06/01/2035	27,137	26,558
5.000% due 03/18/2014 - 01/15/2034	163,872	160,785
5.043% due 03/01/2035	799	787
5.300% due 02/27/2009	200,000	199,785
5.415% due 02/01/2025	21	21
5.500% due 08/15/2030 - 06/15/2034	10,343	9,825
5.552% due 08/01/2019	57	58
5.560% due 07/25/2031	1,106	1,107
5.625% due 11/23/2035	74,000	69,454
5.670% due 12/15/2030 - 06/15/2031	4,449	4,457
5.720% due 11/15/2016 - 03/15/2017	7,881	7,932
5.770% due 02/01/2018	62	62
5.820% due 06/15/2030 - 12/15/2032	1,576	1,602
5.870% due 06/15/2031	449	456
6.075% due 02/15/2027	35	35
6.227% due 10/25/2044 - 02/25/2045	14,030	14,120
6.427% due 07/25/2044	6,875	6,933
6.500% due 10/25/2043	2,342	2,374
6.594% due 08/01/2020	57	58
6.696% due 02/01/2032	34	34
6.958% due 05/01/2032	20	20
7.000% due 12/01/2031	109	113
7.043% due 12/01/2031	14	14
7.118% due 02/01/2024	65	65
7.121% due 02/01/2032	15	15
7.125% due 04/01/2032	21	21
7.154% due 04/01/2027	31	32
7.176% due 07/01/2020	250	255
7.215% due 03/01/2025	3	3
7.231% due 08/01/2031	7	7
7.248% due 10/01/2031	9	9
7.250% due 12/01/2027 - 12/01/2031	125	127
7.336% due 01/01/2032	88	89
7.380% due 07/01/2029	48	49
7.390% due 09/01/2031	1	1
Ginnie Mae
4.750% due 07/20/2025 - 08/20/2026	1,347	1,359
5.000% due 05/20/2034	24,685	20,278
5.125% due 10/20/2023 - 10/20/2024	189	191
5.375% due 04/20/2023 - 04/20/2032	1,617	1,635
5.380% due 05/20/2030	509	517
5.750% due 08/20/2025	33	33
6.250% due 02/20/2030	2,449	2,469
6.375% due 02/20/2024 - 03/20/2025	633	640
6.500% due 04/15/2029 - 06/15/2029	165	168
8.500% due 03/20/2025	106	112
Housing Urban Development
4.930% due 08/01/2014	4,000	3,889
Private Export Funding Corp.
5.000% due 12/15/2016	42,300	40,971
Small Business Administration
4.500% due 03/01/2023	1,189	1,123
4.760% due 09/01/2025	33,264	31,402
4.770% due 04/01/2024	9,247	8,818
4.875% due 09/10/2013	2,145	2,094
4.930% due 01/01/2024	7,926	7,655
5.136% due 08/10/2013	16,921	16,620
5.240% due 08/01/2023	4,924	4,848
5.875% due 05/25/2021 - 01/25/2022	1,251	1,258
6.000% due 03/25/2025 - 07/25/2025	1,421	1,436
6.100% due 01/25/2019 - 11/25/2024	1,684	1,699
7.060% due 11/01/2019	1,625	1,676
7.220% due 11/01/2020	1,483	1,544
7.449% due 08/01/2010	183	185
8.017% due 02/10/2010	1,121	1,158
Tennessee Valley Authority
5.375% due 04/01/2056	22,600	21,506

Total U.S. Government Agencies (Cost $1,656,062)		1,631,789

U.S. TREASURY OBLIGATIONS 13.9%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	1,770	1,604
2.375% due 01/15/2025	11,840	11,388
U.S. Treasury Notes
3.625% due 07/15/2009	31,000	30,249
4.500% due 03/31/2009	372,000	369,414
4.500% due 04/30/2012	200,000	196,344
4.750% due 12/31/2008	320,000	319,125

Total U.S. Treasury Obligations (Cost $928,158)		928,124

MORTGAGE-BACKED SECURITIES 20.4%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	1,045	1,046
Arkle Master Issuer PLC
5.300% due 11/19/2007	12,100	12,104
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	5,140	5,141
Banc of America Funding Corp.
4.614% due 02/20/2036	45,848	45,129
5.380% due 01/25/2037	2,457	2,458
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,471	1,472
Bear Stearns Adjustable Rate Mortgage Trust
4.478% due 11/25/2034	10,081	10,147
4.622% due 01/25/2034	1,456	1,460
4.625% due 10/25/2035	16,702	16,430
4.750% due 10/25/2035	23,626	23,365
5.044% due 04/25/2033	1,143	1,143
5.292% due 04/25/2033	111	110
5.329% due 02/25/2033	445	451
5.386% due 04/25/2033	1,402	1,389
Bear Stearns Alt-A Trust
5.480% due 02/25/2034	8,288	8,292
5.818% due 11/25/2036	57,487	57,430
5.824% due 11/25/2036	39,820	39,880
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	5,100	5,129
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	13,637	13,643
CBA Commercial Small Balance Commercial Mortgage
5.600% due 12/25/2036	5,699	5,805
CC Mortgage Funding Corp.
5.450% due 05/25/2048	9,500	9,509
5.570% due 08/25/2035	4,047	4,065
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	3,767	3,771
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	32,782	32,195
4.900% due 10/25/2035	66,084	65,195
4.900% due 12/25/2035	5,469	5,459
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	5,343	5,381
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,381	2,349
5.400% due 09/20/2046	7,768	7,771
5.480% due 02/25/2047	2,031	2,028
5.500% due 03/25/2036	11,654	11,577
5.500% due 02/20/2047	15,468	15,448
5.500% due 05/25/2047	11,497	11,528
5.520% due 05/25/2036	1,267	1,268
5.530% due 05/25/2035	2,908	2,911
5.530% due 03/20/2046	12,514	12,509
5.600% due 12/25/2035	1,048	1,050
6.029% due 02/25/2036	1,385	1,394
Countrywide Home Loan Mortgage Pass-Through Trust
4.710% due 08/25/2034	6,937	6,874
5.550% due 05/25/2035	4,672	4,677
5.590% due 05/25/2034	141	142
5.610% due 04/25/2035	1,142	1,144
5.650% due 02/25/2035	3,353	3,366
5.660% due 02/25/2035	2,030	2,039
5.660% due 06/25/2035	437	437
5.867% due 09/20/2036	20,490	20,568
6.257% due 04/25/2035	1,631	1,647
CS First Boston Mortgage Securities Corp.
5.631% due 05/25/2032	118	118
5.870% due 04/25/2033	62	63
6.300% due 11/15/2030	491	495
7.519% due 06/25/2032	84	84
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	3,407	3,409
5.400% due 02/25/2037	4,497	4,501
Downey Savings & Loan Association Mortgage Loan Trust
5.580% due 08/19/2045	2,619	2,630
First Republic Mortgage Loan Trust
5.570% due 11/15/2030	994	995
5.640% due 06/25/2030	1,532	1,533
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	427
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	15,635	15,648
5.400% due 01/25/2047	12,823	12,830
5.540% due 06/25/2045	2,606	2,609
GS Mortgage Securities Corp. II
5.410% due 03/06/2020	33,100	33,136
5.420% due 06/06/2020	539	540
6.620% due 10/18/2030	3,875	3,902
GSR Mortgage Loan Trust
4.549% due 09/25/2035	963	956
5.458% due 04/25/2036	15,922	15,903
GSRPM Mortgage Loan Trust
6.020% due 01/25/2032	499	506
Harborview Mortgage Loan Trust
5.410% due 01/19/2038	6,935	6,944
5.450% due 04/19/2038	5,253	5,249
5.510% due 01/19/2038	25,754	25,799
5.540% due 05/19/2035	6,203	6,212
5.560% due 03/19/2037	12,285	12,311
5.690% due 02/19/2034	2,557	2,561
Impac CMB Trust
6.120% due 07/25/2033	311	312
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	8,132	8,140
Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046	101	101
5.410% due 11/25/2046	9,010	9,016
5.420% due 01/25/2037	1,746	1,747
5.640% due 02/25/2035	13,141	13,182
5.650% due 09/25/2034	2,941	2,946
JPMorgan Mortgage Trust
4.768% due 07/25/2035	53,459	52,765
5.008% due 07/25/2035	6,606	6,525
5.352% due 02/25/2036	15,974	15,866
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	4,200	4,142
Lehman ABS Mortgage Loan Trust
5.410% due 06/25/2037	3,153	3,156
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	4,845	4,848
MASTR Adjustable Rate Mortgages Trust
5.226% due 05/25/2034	850	846
5.430% due 05/25/2047	2,308	2,309
MASTR Asset Securitization Trust
4.500% due 03/25/2018	3,158	3,089
5.500% due 09/25/2033	1,348	1,291
Mellon Residential Funding Corp.
5.670% due 11/15/2031	4,030	4,037
5.760% due 12/15/2030	4,172	4,191
Merrill Lynch Floating Trust
5.390% due 06/15/2022	5,691	5,700
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	818	810
Morgan Stanley Capital I
4.490% due 01/13/2041	350	338
5.380% due 10/15/2020	28,077	28,114
New Century Alternative Mortgage Loan Trust
5.380% due 07/25/2036	15,794	15,807
Prime Mortgage Trust
5.000% due 02/25/2019	6,030	5,875
RAAC Series 2005-SP1
5.000% due 09/25/2034	1,292	1,266
Residential Accredit Loans, Inc.
5.420% due 09/25/2046	6,081	6,078
5.530% due 04/25/2046	25,179	25,178
5.620% due 08/25/2035	4,154	4,161
5.720% due 01/25/2033	2,792	2,801
5.720% due 03/25/2033	6,999	7,026
6.389% due 09/25/2045	1,633	1,645
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,921	1,995
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	387	387
Sequoia Mortgage Trust
5.670% due 10/19/2026	3,836	3,838
5.670% due 07/20/2033	5,779	5,808
5.790% due 07/20/2033	4,064	4,075
Structured Adjustable Rate Mortgage Loan Trust
6.429% due 01/25/2035	1,568	1,576
Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	5,067	5,071
5.420% due 09/25/2047	3,363	3,361
5.510% due 06/25/2036	1,372	1,373
5.540% due 05/25/2036	47,047	47,141
5.610% due 07/19/2034	951	952
5.670% due 03/19/2034	1,647	1,650
Structured Asset Securities Corp.
5.329% due 10/25/2035	6,389	6,383
5.370% due 05/25/2036	5,289	5,292
5.380% due 04/25/2036	1,423	1,424
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,753	1,754
5.430% due 01/25/2037	9,485	9,494
Thornburg Mortgage Securities Trust
5.420% due 03/25/2037	21,200	21,186
5.430% due 04/25/2036	1,806	1,808
5.430% due 12/25/2036	18,481	18,481
5.440% due 08/25/2036	20,685	20,676
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	35,244	35,263
5.681% due 04/15/2034	684	685
Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033	272	272
6.866% due 02/25/2033	12	13
7.301% due 05/25/2033	173	175
Washington Mutual, Inc.
4.058% due 10/25/2033	6,300	6,210
4.229% due 03/25/2034	991	979
5.474% due 02/27/2034	1,795	1,764
5.510% due 04/25/2045	989	990
5.550% due 04/25/2045	7,813	7,829
5.580% due 11/25/2045	4,740	4,758
5.590% due 12/25/2045	2,959	2,968
5.610% due 10/25/2045	6,020	6,034
5.724% due 05/25/2046	2,021	2,024
5.724% due 07/25/2046	18,019	18,102
5.724% due 08/25/2046	46,515	46,746
5.724% due 10/25/2046	3,936	3,951
5.724% due 12/25/2046	3,837	3,847
5.759% due 01/25/2047	3,450	3,449
5.839% due 12/25/2046	6,731	6,736
5.860% due 12/25/2027	11,621	11,627
6.009% due 06/25/2046	10,289	10,355
6.029% due 02/25/2046	8,085	8,100
6.223% due 05/25/2041	1,251	1,258
6.229% due 11/25/2042	2,909	2,912
6.429% due 06/25/2042	2,540	2,538
6.529% due 09/25/2046	8,095	8,129
6.529% due 11/25/2046	2,944	2,956
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	4,778	4,656
4.319% due 07/25/2035	12,100	11,924
4.488% due 11/25/2033	722	688
4.500% due 11/25/2018	9,967	9,683
4.950% due 03/25/2036	85,938	84,792

Total Mortgage-Backed Securities (Cost $1,366,535)		1,367,133

ASSET-BACKED SECURITIES 24.2%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	1,345	1,346
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	6,029	6,033
5.480% due 09/25/2035	1,946	1,947
ACE Securities Corp.
5.370% due 07/25/2036	2,537	2,537
5.370% due 08/25/2036	2,920	2,922
5.370% due 12/25/2036	4,588	4,591
5.380% due 04/25/2036	340	340
5.390% due 12/25/2035	1,701	1,702
5.400% due 02/25/2036	1,572	1,573
5.400% due 10/25/2036	4,612	4,615
5.430% due 10/25/2035	284	284
5.470% due 12/25/2035	5,517	5,521
American Express Credit Account Master Trust
5.310% due 08/15/2011	1,800	1,801
5.320% due 01/18/2011	8,000	7,996
5.320% due 03/15/2011	1,500	1,499
5.430% due 09/15/2010	10,300	10,315
5.430% due 11/15/2010	2,855	2,859
5.500% due 11/15/2010	3,000	3,007
Americredit Prime Automobile Receivables Trust
5.322% due 06/09/2008	12,300	12,300
Argent Securities, Inc.
5.360% due 06/25/2036	1,412	1,413
5.370% due 09/25/2036	4,449	4,450
5.370% due 10/25/2036	10,463	10,470
5.380% due 05/25/2036	1,537	1,537
5.390% due 04/25/2036	1,927	1,928
5.400% due 03/25/2036	2,365	2,367
Asset-Backed Funding Certificates
5.380% due 10/25/2036	4,364	4,366
5.380% due 11/25/2036	12,737	12,746
5.380% due 01/25/2037	8,366	8,371
5.670% due 06/25/2034	10,867	10,898
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	7,358	7,363
5.370% due 12/25/2036	1,249	1,250
5.380% due 03/25/2036	1,058	1,059
5.400% due 05/25/2037	1,938	1,939
5.840% due 06/15/2031	486	486
5.860% due 11/15/2031	65	65
Bank One Issuance Trust
5.430% due 12/15/2010	3,700	3,706
Basic Asset-Backed Securities Trust
5.400% due 04/25/2036	1,315	1,315
Bear Stearns Asset-Backed Securities, Inc.
5.360% due 02/25/2037	8,823	8,828
5.370% due 11/25/2036	7,469	7,469
5.380% due 05/25/2036	2,836	2,837
5.390% due 12/25/2036	2,151	2,151
5.400% due 12/25/2035	496	496
5.400% due 10/25/2036	3,869	3,871
5.430% due 11/25/2036	11,534	11,540
5.590% due 09/25/2035	781	782
5.650% due 10/25/2032	206	206
5.820% due 11/25/2042	6,158	6,176
Carrington Mortgage Loan Trust
5.360% due 05/25/2036	3,614	3,615
5.370% due 08/25/2036	1,483	1,484
5.370% due 10/25/2036	7,512	7,517
5.370% due 12/25/2036	3,868	3,870
5.370% due 01/25/2037	20,384	20,396
5.385% due 07/25/2036	3,804	3,806
5.480% due 01/25/2036	6,000	6,005
5.640% due 10/25/2035	5,744	5,761
Centex Home Equity
5.370% due 06/25/2036	7,076	7,080
Chase Credit Card Master Trust
5.430% due 10/15/2010	4,000	4,007
5.430% due 02/15/2011	12,475	12,502
Chase Funding Mortgage Loan Asset-Backed Certificates
5.820% due 10/25/2031	1,470	1,471
Chase Issuance Trust
5.330% due 12/15/2010	6,237	6,242
5.340% due 07/15/2010	1,875	1,876
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	861	862
Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	9,002	8,820
5.456% due 01/15/2010	4,000	4,005
5.526% due 02/07/2010	9,000	9,016
Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	5,575	5,578
5.360% due 12/25/2036	5,658	5,661
5.370% due 10/25/2036	18,784	18,797
5.370% due 11/25/2036	4,418	4,421
5.380% due 01/25/2037	3,798	3,800
5.380% due 05/25/2037	10,800	10,806
5.390% due 08/25/2036	3,105	3,107
5.400% due 12/25/2035	2,186	2,188
5.420% due 10/25/2036	6,400	6,399
5.430% due 08/25/2036	3,200	3,202
5.430% due 03/25/2037	2,874	2,876
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,853	1,501
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	15,397	15,401
5.370% due 01/25/2037	11,039	11,044
5.370% due 03/25/2037	15,066	15,076
5.370% due 05/25/2037	42,572	42,599
5.370% due 07/25/2037	8,601	8,606
5.370% due 12/25/2046	6,422	6,426
5.370% due 03/25/2047	6,570	6,574
5.380% due 03/25/2037	3,483	3,485
5.380% due 09/25/2046	6,757	6,759
5.390% due 06/25/2036	1,801	1,803
5.390% due 07/25/2036	1,010	1,011
5.390% due 08/25/2036	1,059	1,060
5.390% due 06/25/2037	5,983	5,986
5.400% due 06/25/2037	9,542	9,548
5.400% due 10/25/2037	3,139	3,141
5.420% due 09/25/2037	2,855	2,856
5.420% due 09/25/2047	4,304	4,307
5.430% due 10/25/2046	9,556	9,560
5.450% due 07/25/2036	883	884
5.480% due 02/25/2036	2,265	2,267
5.500% due 09/25/2036	5,500	5,504
5.510% due 06/25/2036	4,000	4,006
5.800% due 12/25/2031	309	309
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	4,422	4,425
5.390% due 01/25/2037	5,970	5,973
5.410% due 12/25/2037	5,088	5,088
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	206	206
CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	4,867	4,869
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036	369	370
5.350% due 07/25/2036	3,651	3,654
5.360% due 09/25/2036	9,876	9,882
5.360% due 01/25/2038	6,988	6,993
5.370% due 11/25/2036	25,379	25,395
5.370% due 12/25/2036	12,216	12,223
5.370% due 03/25/2037	36,658	36,681
5.390% due 01/25/2036	667	668
5.390% due 12/25/2037	5,100	5,102
5.410% due 01/25/2036	7,145	7,151
5.690% due 12/25/2034	983	985
First NLC Trust
5.440% due 02/25/2036	1,852	1,854
First USA Credit Card Master Trust
5.470% due 05/17/2010	2,650	2,652
Franklin Auto Trust
5.320% due 04/15/2008	1,583	1,584
Fremont Home Loan Trust
5.370% due 10/25/2036	4,990	4,990
5.380% due 01/25/2037	6,456	6,455
5.490% due 01/25/2036	1,680	1,682
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	3,492	3,494
5.420% due 12/25/2035	798	798
GSAMP Trust
5.360% due 10/25/2046	3,609	3,611
5.380% due 04/25/2036	902	902
5.390% due 01/25/2036	2,407	2,408
5.390% due 02/25/2036	1,925	1,926
5.390% due 10/25/2036	1,369	1,370
5.390% due 12/25/2036	6,021	6,024
5.410% due 11/25/2035	1,111	1,111
5.430% due 11/25/2035	267	267
GSR Mortgage Loan Trust
5.420% due 11/25/2030	976	977
GSRPM Mortgage Loan Trust
5.700% due 09/25/2042	2,159	2,164
Harley-Davidson, Inc.
5.310% due 05/15/2008	4,300	4,304
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	2,786	2,788
5.670% due 09/20/2033	1,481	1,487
Home Equity Asset Trust
5.380% due 05/25/2037	2,639	2,640
5.400% due 05/25/2036	1,692	1,692
5.780% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.410% due 05/25/2036	206	206
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	4,386	4,390
5.342% due 11/15/2007	2,691	2,694
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	5,482	5,479
5.370% due 12/25/2036	32,496	32,516
5.380% due 03/25/2036	739	739
5.400% due 12/25/2035	1,575	1,577
Hyundai Auto Receivables Trust
5.348% due 11/15/2007	467	467
Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	467	467
5.380% due 04/25/2037	8,601	8,604
5.400% due 07/25/2037	4,600	4,599
5.410% due 03/25/2036	3,304	3,307
5.420% due 03/25/2036	980	981
5.450% due 04/25/2037	5,435	5,439
IXIS Real Estate Capital Trust
5.380% due 05/25/2037	235	235
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	1,590	1,591
5.370% due 07/25/2036	4,412	4,415
5.370% due 08/25/2036	10,453	10,460
5.370% due 10/25/2036	13,015	13,003
5.380% due 01/25/2032	1,026	1,026
5.380% due 04/01/2037	3,319	3,318
5.380% due 05/25/2037	5,000	5,003
5.390% due 03/25/2036	1,762	1,763
5.390% due 11/25/2036	2,078	2,079
5.400% due 08/25/2036	3,365	3,366
5.400% due 03/25/2037	2,877	2,879
5.440% due 09/25/2035	15	15
5.530% due 06/25/2035	1,173	1,175
LA Arena Funding LLC
7.656% due 12/15/2026	86	90
Lehman XS Trust
5.390% due 05/25/2046	4,278	4,280
5.400% due 04/25/2046	5,390	5,393
5.400% due 07/25/2046	18,120	18,130
5.400% due 08/25/2046	7,524	7,531
5.400% due 11/25/2046	10,603	10,609
5.410% due 05/25/2046	3,328	3,329
5.440% due 11/25/2036	6,442	6,449
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,845	1,846
5.360% due 11/25/2036	12,584	12,592
5.370% due 08/25/2036	5,220	5,223
5.380% due 10/25/2036	3,616	3,618
5.380% due 05/25/2046	3,362	3,365
5.390% due 03/25/2036	1,281	1,282
5.410% due 01/25/2036	3,837	3,840
5.500% due 08/25/2035	1,202	1,203
5.600% due 10/25/2034	6,133	6,144
MASTR Asset-Backed Securities Trust
5.370% due 03/25/2036	974	974
5.370% due 11/25/2036	3,919	3,921
5.370% due 01/25/2037	4,939	4,941
5.380% due 10/25/2036	2,690	2,692
5.380% due 11/25/2036	6,839	6,844
5.390% due 02/25/2036	13,988	13,998
5.400% due 01/25/2036	1,874	1,876
5.400% due 05/25/2037	5,445	5,449
5.430% due 11/25/2035	4,491	4,495
MBNA Credit Card Master Note Trust
3.300% due 07/15/2010	2,420	2,392
5.320% due 12/15/2010	2,600	2,602
5.420% due 12/15/2011	2,300	2,306
5.440% due 08/16/2010	9,400	9,415
5.446% due 12/15/2009	4,200	4,203
5.501% due 09/15/2010	2,000	2,004
5.820% due 03/15/2010	11,100	11,120
Merrill Lynch First Franklin Mortgage Loan Trust
5.380% due 07/25/2037	8,800	8,801
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	4,547	4,550
5.350% due 06/25/2037	7,002	7,006
5.380% due 03/25/2037	1,054	1,055
5.380% due 04/25/2037	1,254	1,255
5.380% due 10/25/2037	8,630	8,636
5.390% due 08/25/2036	27,129	27,131
5.390% due 07/25/2037	6,340	6,342
5.400% due 01/25/2037	227	227
5.440% due 02/25/2037	2,873	2,875
Mid-State Trust
7.340% due 07/01/2035	329	347
Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,601	1,601
5.360% due 06/25/2036	3,080	3,082
5.360% due 07/25/2036	12,250	12,257
5.360% due 10/25/2036	7,219	7,223
5.360% due 01/25/2037	16,449	16,458
5.370% due 09/25/2036	8,868	8,870
5.370% due 10/25/2036	7,310	7,311
5.370% due 11/25/2036	15,383	15,385
5.380% due 03/25/2036	837	838
5.380% due 05/25/2037	22,493	22,491
5.390% due 03/25/2036	3,157	3,158
5.400% due 12/25/2035	162	162
5.440% due 02/25/2036	6,600	6,606
Morgan Stanley Home Equity Loans
5.370% due 12/25/2036	7,322	7,326
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	8,550	8,552
Morgan Stanley Mortgage Loan Trust
5.390% due 01/25/2047	9,307	9,312
Nationstar Home Equity Loan Trust
5.380% due 03/25/2037	4,399	4,402
5.380% due 06/25/2037	6,800	6,800
5.440% due 04/25/2037	3,823	3,826
Nelnet Student Loan Trust
5.325% due 10/27/2014	943	944
5.340% due 09/25/2012	7,214	7,219
5.370% due 12/22/2014	3,145	3,145
5.445% due 10/25/2016	1,211	1,212
New Century Home Equity Loan Trust
5.380% due 05/25/2036	4,811	4,814
5.390% due 08/25/2036	4,592	4,593
5.500% due 05/25/2036	2,700	2,702
5.580% due 06/25/2035	1,990	1,984
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	9,389	9,392
Nissan Auto Lease Trust
5.347% due 12/14/2007	150	151
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	431	431
NPF XII, Inc.
2.462% due 11/01/2003 (a)	10,000	47
Option One Mortgage Loan Trust
5.360% due 02/25/2037	4,331	4,334
5.370% due 07/25/2036	2,653	2,655
5.370% due 01/25/2037	10,672	10,679
5.380% due 07/25/2037	2,942	2,944
Park Place Securities, Inc.
5.580% due 09/25/2035	1,031	1,033
Popular ABS Mortgage Pass-Through Trust
5.370% due 07/25/2036	743	743
5.410% due 06/25/2047	5,834	5,834
Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	10	10
5.820% due 12/25/2033	2,275	2,294
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	2,263	2,264
5.390% due 02/25/2037	4,301	4,304
5.400% due 01/25/2036	4,003	4,006
5.400% due 03/25/2036	746	746
5.420% due 08/25/2046	3,972	3,975
Residential Asset Securities Corp.
5.360% due 06/25/2036	3,322	3,324
5.380% due 01/25/2037	10,117	10,119
5.390% due 03/25/2036	603	603
5.390% due 04/25/2036	1,613	1,614
5.390% due 07/25/2036	6,288	6,291
5.390% due 11/25/2036	19,581	19,595
5.390% due 02/25/2037	3,581	3,583
5.400% due 01/25/2036	1,574	1,575
5.410% due 01/25/2036	1,633	1,634
5.430% due 04/25/2037	4,779	4,783
Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	673	673
SACO I, Inc.
5.400% due 04/25/2036	35	35
Salomon Brothers Mortgage Securities VII, Inc.
5.620% due 03/25/2032	355	356
6.275% due 01/25/2032	147	147
Saxon Asset Securities Trust
5.380% due 11/25/2036	12,270	12,273
5.590% due 01/25/2032	155	155
5.840% due 08/25/2032	44	44
SBI HELOC Trust
5.490% due 08/25/2036	4,740	4,745
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	6,976	6,980
5.370% due 09/25/2036	3,426	3,428
5.380% due 12/25/2036	14,254	14,261
5.390% due 10/25/2035	395	395
5.400% due 11/25/2036	3,897	3,898
SLM Student Loan Trust
3.800% due 12/15/2038	6,900	6,688
5.325% due 04/25/2012	1,693	1,695
5.325% due 10/25/2012	4,403	4,405
5.325% due 07/25/2013	5,659	5,662
5.335% due 04/25/2014	11,575	11,583
5.345% due 10/27/2014	9,693	9,700
5.345% due 07/25/2017	11,000	11,009
Soundview Home Equity Loan Trust
5.360% due 11/25/2036	8,240	8,243
5.370% due 10/25/2036	7,720	7,726
5.380% due 11/25/2036	5,234	5,234
5.380% due 12/25/2036	1,847	1,848
5.390% due 03/25/2036	108	108
5.390% due 05/25/2036	475	475
5.400% due 01/25/2037	7,289	7,294
5.400% due 06/25/2037	4,674	4,677
5.420% due 12/25/2035	301	301
5.420% due 10/25/2036	2,280	2,281
5.550% due 06/25/2035	592	592
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	4,271	4,272
5.365% due 11/25/2037	5,990	5,990
5.380% due 02/25/2037	1,648	1,648
5.380% due 01/25/2038	4,940	4,942
Structured Asset Investment Loan Trust
5.360% due 09/25/2036	3,051	3,051
5.370% due 07/25/2036	10,450	10,445
Structured Asset Securities Corp.
5.370% due 02/25/2036	2,190	2,192
5.370% due 10/25/2036	15,743	15,749
5.400% due 11/25/2035	1,817	1,819
5.400% due 01/25/2037	2,450	2,451
5.420% due 01/25/2037	3,550	3,545
5.720% due 05/25/2034	487	490
Triad Auto Receivables Owner Trust
5.303% due 06/12/2008	2,988	2,991
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	166	167
USAA Auto Owner Trust
5.030% due 11/17/2008	281	281
5.337% due 07/11/2008	5,800	5,801
Wachovia Auto Owner Trust
4.820% due 02/20/2009	372	372
5.337% due 06/20/2008	10,400	10,402
Wachovia Student Loan Trust
5.335% due 10/25/2013	104	104
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037	8,740	8,746
5.390% due 04/25/2036	1,347	1,347
Wells Fargo Home Equity Trust
5.370% due 01/25/2037	4,611	4,614
5.420% due 03/25/2037	1,940	1,942
5.430% due 11/25/2035	17,042	17,053

Total Asset-Backed Securities (Cost $1,623,435)		1,617,737

SOVEREIGN ISSUES 1.4%
Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,244
Israel Government AID Bond
0.000% due 11/01/2024	178,000	68,810

Total Sovereign Issues (Cost $98,796)		96,054

SHORT-TERM INSTRUMENTS 17.6%
Certificates of Deposit 11.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	4,300	4,302
5.276% due 07/02/2008	28,700	28,712
BNP Paribas
5.262% due 05/28/2008	33,500	33,512
5.262% due 07/03/2008	54,300	54,289
5.264% due 04/03/2008	2,700	2,700
Calyon Financial, Inc.
5.340% due 01/16/2009	57,900	57,910
Dexia S.A.
5.270% due 09/29/2008	35,200	35,210
Fortis Bank NY
5.265% due 04/28/2008	32,700	32,717
5.265% due 06/30/2008	54,200	54,221
5.300% due 09/30/2008	35,200	35,204
HSBC Bank USA N.A.
5.426% due 07/28/2008	2,200	2,204
Nordea Bank Finland PLC
5.267% due 03/31/2008	6,300	6,301
5.308% due 05/28/2008	33,500	33,519
Royal Bank of Canada
5.267% due 06/30/2008	97,700	97,784
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	73,100	73,103
Skandinav Enskilda BK
5.272% due 07/06/2007	16,300	16,299
5.272% due 10/03/2007	10,200	10,198
5.300% due 02/04/2008	14,700	14,721
5.340% due 08/21/2008	12,000	12,005
5.350% due 02/13/2009	41,300	41,332
Societe Generale NY
5.270% due 03/26/2008	25,000	25,001
5.271% due 06/30/2008	24,000	24,010
Unicredito Italiano NY
5.358% due 05/06/2008	10,000	10,003
5.370% due 05/29/2008	34,000	34,017

		739,274

Commercial Paper 2.7%
Fannie Mae
5.080% due 07/02/2007	150,000	150,000
Freddie Mac
4.800% due 07/02/2007	30,000	30,000

		180,000

Tri-Party Repurchase Agreements 0.4%
State Street Bank and Trust Co.
4.900% due 07/02/2007	23,958	23,958

(Dated 06/29/2007. Collateralized by Fannie Mae 5.080% - 6.125% due 05/14/2010 - 12/06/2021 valued at $24,439. Repurchase proceeds are $23,968.)
U.S. Treasury Bills 3.5%
4.592% due 08/30/2007 - 09/13/2007 (b)(d)(f)	234,050	231,551

Total Short-Term Instruments (Cost $1,174,634)		1,174,783

Purchased Options (h) 0.2% (Cost $44,255)		12,505
Total Investments (e) 115.9% (Cost $7,821,379)		$7,757,988
Written Options (i) (0.3%) (Premiums $52,208)		(17,649)
Other Assets and Liabilities (Net) (15.6%)		(1,046,678)

Net Assets 100.0%		$6,693,661

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $121,480 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $123,814 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $106,660 and cash with a market value of $11,225 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Eurodollar December Futures	Long	12/2007	50,445	$(35,106)
90-Day Eurodollar December Futures	Long	12/2008	11,932	4,398
90-Day Eurodollar June Futures	Long	06/2008	62,157	(34,860)
90-Day Eurodollar March Futures	Long	03/2008	59,078	(27,668)
U.S. Treasury 5-Year Note September Futures	Long	09/2007	24,761	(7,891)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	16,608	(4,895)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	7,058	(5,771)

				$(111,793)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Merrill Lynch & Co., Inc.	Altius Funding Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 12/09/2040	Buy	(1.230%)	12/09/2040	$3,000	$345

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$898,100	$(976)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	56,500	(63)
Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	500,000	1,778
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	79,400	(1,272)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	167,000	348
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	451,500	1,429
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	243,100	3,003
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	309,700	(348)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	182,400	229
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	568,230	(4,446)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	780,100	(7,315)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	12,900	(379)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	545,200	1,509
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	241,300	3,946
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	246,500	(7,219)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	1,116,500	4,097
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	767,870	(5,514)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2009	470,000	13

						$(11,180)

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$95.500	12/17/2007	1,830	$692	$46
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	365	38	0
Put - CBOT U.S. Treasury 5-Year Note September Futures	99.000	08/24/2007	12,000	227	187
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1,830	646	126
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	10,422	99	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	4,003	38	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	3,200	30	0

				$1,770	$359

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,588,800	$7,658	$3,126
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	3,289,100	17,280	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,014,000	5,678	1,252
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	420,200	1,502	827
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	3,058,000	10,367	6,941

							$42,485	$12,146

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	365	$236	$18

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$51,200	$1,024	$29
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,214	991
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	692,100	7,754	3,486
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	113,000	2,497	146
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	113,000	2,678	2,187
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	51,200	1,024	29
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	51,200	1,208	991
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	1,429,000	17,235	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	441,000	5,424	1,508
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	185,900	1,525	936
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,031,200	10,389	7,328

							$51,972	$17,631

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	07/01/2037	$17,332	$16,834	$16,717
U.S. Treasury Notes	4.625%	02/15/2017	1,051,000	1,003,996	1,037,839

				$1,020,830	$1,054,556

(2)	Market value includes $19,681 of interest payable on short sales.

See accompanying notes

Supplementary Notes to Schedule of Investments

1. Federal Income Tax Matters

At June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset All Authority Fund	18,680	(25,574)	(6,894)
All Asset Fund	252,658	(86,687)	165,971
California Intermediate Municipal Bond Fund	2,442	(890)	1,552
California Short Duration Municipal Income Fund	0	(67)	(67)
CommodityRealReturn Strategy Fund®	314,710	(403,765)	(89,055)
Convertible Fund	9,604	(1,216)	8,388
Developing Local Markets Fund	18,892	(3,187)	15,705
Diversified Income Fund	31,782	(48,083)	(16,301)
Emerging Local Bond Fund	25,425	(9,223)	16,202
Emerging Markets Bond Fund	89,619	(16,461)	73,158
European StocksPLUS® TR Strategy Fund	42	(48)	(6)
Extended Duration Fund	61	(85)	(24)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	153	(87)	66
Floating Income Fund	22,330	(39,971)	(17,641)
Foreign Bond Fund (Unhedged)	7,832	(61,032)	(53,200)
Foreign Bond Fund (U.S. Dollar-Hedged)	76,765	(93,282)	(16,517)
Fundamental IndexPLUS™ Fund	392	(370)	22
Fundamental IndexPLUS™ TR Fund	528	(5,005)	(4,477)
Global Bond Fund (Unhedged)	15,590	(35,954)	(20,364)
Global Bond Fund (U.S. Dollar-Hedged)	3,874	(7,740)	(3,866)
GNMA Fund	460	(3,700)	(3,240)
High Yield Fund	130,894	(74,806)	56,088
High Yield Municipal Bond Fund	419	(1,563)	(1,144)
Income Fund	202	(648)	(446)
International StocksPLUS® TR Strategy Fund (Unhedged)	32	(322)	(290)
International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)	4,655	(5,937)	(1,282)
Investment Grade Corporate Bond Fund	372	(1,580)	(1,208)
Japanese StocksPLUS® TR Strategy Fund	66	(234)	(168)
Long Duration Total Return Fund	24	(1,257)	(1,233)
Long-Term U.S. Government Fund	3,049	(32,243)	(29,194)
Low Duration Fund	7,606	(101,225)	(93,619)
Low Duration Fund II	497	(2,754)	(2,257)
Low Duration Fund III	99	(684)	(585)
Moderate Duration Fund	4,067	(31,047)	(26,980)
Money Market Fund	0	0	0
Municipal Bond Fund	9,716	(6,285)	3,431
New York Municipal Bond Fund	337	(801)	(464)
Real Return Asset Fund	4,374	(27,898)	(23,524)
Real Return Fund	109,983	(358,870)	(248,887)
RealEstateRealReturn Strategy Fund	628	(4,769)	(4,141)
Short Duration Municipal Income Fund	1,135	(4,001)	(2,866)
Short-Term Fund	3,568	(10,679)	(7,111)
Small Cap StocksPLUS® TR Fund	25	(91)	(66)
StocksPLUS® Fund	4,692	(4,130)	562
StocksPLUS® Total Return Fund	305	(5,193)	(4,888)
StocksPLUS® TR Short Strategy Fund	166	(1,221)	(1,055)
Total Return Fund	341,636	(1,862,105)	(1,520,469)
Total Return Fund II	4,836	(43,316)	(38,480)
Total Return Fund III	3,601	(34,317)	(30,716)
Total Return Mortgage Fund	451	(9,466)	(9,015)
Asset-Backed Securities Portfolio	2,196	(4,575)	(2,379)
Developing Local Markets Portfolio	1,318	(376)	942
Emerging Markets Portfolio	14,436	(15,980)	(1,544)
High Yield Portfolio	3,274	(4,063)	(789)
International Portfolio	20,066	(997)	19,069
Investment Grade Corporate Portfolio	29,024	(20,694)	8,330
Mortgage Portfolio	21,244	(278,434)	(257,190)
Municipal Sector Portfolio	6,617	(4,279)	2,338
Real Return Portfolio	2,523	(26,102)	(23,579)
Short-Term Portfolio	7,404	(30,350)	(22,946)
Short-Term Portfolio II	516	(1,513)	(997)
U.S. Government Sector Portfolio	6,519	(69,910)	(63,391)

2. Non-U.S. Currency symbols utilized throughout reports are defined as follows:

AED	–	United Arab Emirates Dirham
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
KWD	–	Kuwaiti Dinar
KZT	–	Kazakhstan Tenge
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
SKK	–	Slovakian Koruna
THB	–	Thai Baht
TRL	–	Turkish Lira
TWD	–	Taiwan Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 29, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 29, 2007